As filed with the Securities and Exchange Commission on July 25, 2012

1933 Act File No. 333-182176

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE

SECURITIES ACT OF 1933

|_| Pre-Effective Amendment No. |X| Post-Effective Amendment No. 1

(Check appropriate box or boxes)

Touchstone Funds Group Trust

(Exact Name of Registrant as Specified in Charter)

513-878-4066

(Area Code and Telephone Number)

303 Broadway, Suite 1100

Cincinnati, OH 45202

(Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

Jill T. McGruder

303 Broadway, Suite 900

Cincinnati, OH 45202

(Name and Address of Agent for Service)

Copies to:

John Ford, Esq.

Pepper Hamilton LLP

Two Logan Square

Eighteenth and Arch Streets

Philadelphia, PA 19103

215-981-4009

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of Securities Being Registered: Class A, Class C and Class Y shares of beneficial interest, par value of $0.01 per share, of the Touchstone Ultra Short Duration Fixed Income Fund, a series of the Registrant.

No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective immediately pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, as amended.

Fifth Third Funds
38 Fountain Square Plaza
Cincinnati, OH 45202
(800) 282-5706

July 23, 2012

Dear Shareholder:

The Board of Trustees of Fifth Third Funds has called a joint special meeting of Shareholders (the “Special Meeting”) of the series of Fifth Third Funds listed in the table below under the heading Acquired Funds (each an “Acquired Fund” and collectively, the “Acquired Funds”) to be held at the offices of Fifth Third Asset Management, Inc., 38 Fountain Square Plaza, Cincinnati, OH 45202, on September 5, 2012 at 9:00 a.m., Eastern time. At the Special Meeting, shareholders of each Acquired Fund will be asked to approve an Agreement and Plan of Reorganization (the “Reorganization Agreement”), which contemplates the reorganization of each Acquired Fund into a corresponding mutual fund advised by Touchstone Advisors, Inc. (“Touchstone Advisors”) as set forth in the table below under the heading Acquiring Funds (each an “Acquiring Fund”).

Acquired Funds	Acquiring Funds
Fifth Third Quality Growth Fund	Touchstone Large Cap Growth Fund, a series of Touchstone Strategic Trust
Fifth Third Mid Cap Growth Fund	Touchstone Growth Opportunities Fund, a series of Touchstone Strategic Trust
Fifth Third Disciplined Large Cap Value Fund	Touchstone Value Fund, a series of Touchstone Strategic Trust
Fifth Third All Cap Value Fund	Touchstone Value Fund, a series of Touchstone Strategic Trust
Fifth Third High Yield Bond Fund	Touchstone High Yield Fund, a series of Touchstone Investment Trust
Fifth Third Short Term Bond Fund	Touchstone Ultra Short Duration Fixed Income Fund, a series of Touchstone Funds Group Trust
Fifth Third Total Return Bond Fund	Touchstone Core Bond Fund, a series of Touchstone Investment Trust
Fifth Third LifeModel Aggressive FundSM	Touchstone Growth Allocation Fund, a series of Touchstone Strategic Trust
Fifth Third LifeModel Moderately Aggressive FundSM	Touchstone Moderate Growth Allocation Fund, a series of Touchstone Strategic Trust
Fifth Third LifeModel Moderate FundSM	Touchstone Balanced Allocation Fund, a series of Touchstone Strategic Trust
Fifth Third LifeModel Moderately Conservative FundSM	Touchstone Conservative Allocation Fund, a series of Touchstone Strategic Trust
Fifth Third LifeModel Conservative FundSM	Touchstone Conservative Allocation Fund, a series of Touchstone Strategic Trust
Fifth Third Micro Cap Value Fund	Touchstone Micro Cap Value Fund, a series of Touchstone Strategic Trust
Fifth Third Small Cap Value Fund	Touchstone Small Company Value Fund, a series of Touchstone Strategic Trust
Fifth Third International Equity Fund	Touchstone International Value Fund, a series of Touchstone Strategic Trust
Fifth Third Strategic Income Fund	Touchstone Strategic Income Fund, a series of Touchstone Strategic Trust

Each reorganization contemplates that each Acquired Fund’s assets and liabilities, as set forth in the Agreement and Plan of Reorganization, would be transferred to a corresponding Acquiring Fund (each a “Reorganization” and collectively, the “Reorganizations”). The Prospectus/Proxy Statement that accompanies this  letter describes the proposed Reorganizations.  The Board of Trustees of Fifth Third Funds (“Fifth Third Board”) has approved each Reorganization and recommends that you vote FOR the Reorganization.

The Prospectus/Proxy Statement contains details about each Acquiring Fund’s investment goal, policies, management and costs that are important for you to know.  I urge you to take the time to review it carefully.  I would like to answer some initial basic questions about the proposed Reorganization.

Why are you doing this?

Fifth Third Asset Management, Inc. (“FTAM”), the investment advisor of the Acquired Funds, informed the Board of Trustees of the Fifth Third Funds of its intent to exit the mutual fund advisory, administration and fund accounting business in light of the determination of Fifth Third Bank (the “Bank”) that the Fifth Third Funds no longer fit the Bank’s long-term strategic plan.  The Bank engaged an investment banker to help identify parties interested in acquiring FTAM’s interest in managing the Fifth Third Funds.  As a result of this search, FTAM and Touchstone Advisors entered into an asset purchase agreement on April 4, 2012 (“Purchase Agreement”).  The Purchase Agreement provides that FTAM will sell to Touchstone Advisors a certain portion of its mutual fund asset management business and in consideration for the sale of such assets, FTAM would be entitled, subject to certain terms and conditions, to receive financial compensation from Touchstone Advisors (the “Transaction”).  In connection with the Transaction, FTAM recommended to the Board, and the Board ultimately approved, the Reorganizations of the Acquired Funds into the Acquiring Funds.

What will happen to my existing shares?

Immediately after the Reorganization, you will own shares of an Acquiring Fund that are equal in value to the shares of the Acquired Fund that you held immediately prior to the closing of the Reorganization (although the number of shares and the net asset value per share may be different).  As an Acquiring Fund shareholder, you will have access to an array of Touchstone Funds, which upon completion of the Reorganizations, will include more than 45 retail mutual funds managed by Touchstone Advisors and sub-advised by affiliated and unaffiliated investment managers.

How will the fees compare?

In connection with the Fifth Third Board’s consideration of the Reorganizations, Touchstone Advisors has contractually agreed to waive fees and reimburse expenses in order to keep each Acquiring Fund’s total annual operating expenses (excluding dividend expenses relating to short sales, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, the cost of “Acquired Fund Fees and Expenses,” if any, and other extraordinary expenses not incurred in the ordinary course of business) to an amount no greater than the expense limitation of the corresponding Acquired Fund immediately prior to the Reorganization.  This contractual expense limitation will remain in place for a period of one year from the Closing Date of the Reorganizations.  Please see the section entitled “Expense Limitation Agreements with respect to the Acquiring Funds” in the Prospectus/Proxy Statement for more information.  Absent this expense limitation, the pro forma total annual fund operating expenses of certain classes of the Touchstone Growth Opportunities Fund, Touchstone Value Fund, Touchstone Core Bond Fund, Touchstone Growth Allocation Fund, Touchstone Moderate Growth Allocation Fund, Touchstone Balanced Allocation Fund, Touchstone Small Company Value Fund and Touchstone International Value Fund would be higher than the total annual fund operating expenses before any waivers and reimbursements of the corresponding class of the corresponding Acquired Fund.  The section entitled “How do the Funds’ fees and expenses compare?” of the Prospectus/Proxy Statement compares the fees and expenses of the Funds in detail.

How do the investment goals and principal investment strategies of each Acquired Fund and its corresponding Acquiring Fund compare?

Although the Funds have similar investment goals and principal investment strategies, there are some differences between the investment goals and principal investment strategies of the Acquired Funds and their corresponding Acquiring Funds.  In addition, the analytical tools, techniques and investment selection process used by the portfolio managers of the Acquiring Funds to select investments may be different than those used by the portfolio managers of the Acquired Funds.  The section of the Prospectus/Proxy Statement entitled “How do the Fund’s investment goals and principal investment strategies compare?” describes in detail the differences between the investment goals and principal investment strategies of the Acquired Funds and Acquiring Funds.

Will I have to pay federal income taxes as a result of the Reorganization?

Shareholders are not expected to recognize gain or loss for federal income tax purposes on the exchange of their shares of an Acquired Fund for shares of the corresponding Acquiring Fund.  Each Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes.

Who will pay the costs of the Reorganization?

All of the costs of the Reorganizations, except for portfolio repositioning costs, if any, will be borne by Touchstone Advisors and FTAM and/or their affiliates. Portfolio repositioning costs, if any, will be borne by the combined Acquiring Fund after the Reorganization. For more information, please see the section of the Prospectus/Proxy Statement entitled “Will there be any repositioning costs?”

Who will manage the Acquiring Funds after the Reorganizations?

After the Reorganizations, Touchstone Advisors will serve as the investment advisor to the combined Acquiring Funds.  With respect to each combined Acquiring Fund, Touchstone Advisors will employ a sub-advisor to provide portfolio management services.  The sub-advisors are overseen by Touchstone Advisors and ultimately by the Board of Trustees of Touchstone Strategic Trust, Touchstone Investment Trust and Touchstone Funds Group Trust.  Each Acquired Fund, except the Fifth Third High Yield Bond Fund, currently does not employ a sub-advisor.  The Fifth Third High Yield Bond Fund and its corresponding Acquiring Fund, the Touchstone High Yield Fund, employ the same sub-advisor and the current portfolio management team will remain in place after the Reorganization.  With respect to the Touchstone Micro Cap Value Fund and the Touchstone Strategic Income Fund, Touchstone Advisors will employ FTAM, as the sub-advisor, and the current portfolio management team will remain in place after the Reorganizations.  For more information on Touchstone Advisors and each of the sub-advisors, please see the sections of the Prospectus/Proxy Statement entitled “Who will be the Advisor, Sub-Advisor and Portfolio Manager of my Fund after the Reorganization?” and “Management of the Funds.”

What are my choices?

On the enclosed proxy card you have three options. You may vote in FAVOR, as the Fifth Third Board recommends.  You may vote AGAINST, or you may ABSTAIN.

What is the required vote to approve the Proposal?

In order to hold the Special Meeting, a “quorum” of shareholders of an Acquired Fund must be present. Holders of more than 50% of the total number of shares of the Acquired Fund entitled to vote, present in person or by proxy, constitute a quorum for the purpose of voting on the proposal to approve the Reorganization Agreement and for the purpose of transacting any other business which may come before the meeting. Approval of the Reorganizations requires the approval of the holders of more than fifty percent of the outstanding shares entitled to vote.

What will happen if shareholders of one or more Acquired Funds do not approve the Reorganization?

If the shareholders of an Acquired Fund do not approve the Reorganization, the Fifth Third Board will consider other possible courses of action for such Acquired Fund.  In addition, a condition to closing the Transaction is that all of the Acquired Funds approve the reorganization on to the Touchstone mutual fund platform.  If this condition is not met, then Touchstone Advisors is not obligated to close the Transaction, and absent a waiver from Touchstone Advisors, none of the Reorganizations would be consummated. In that event, the Fifth Third Board will consider other possible courses of action for the Acquired Funds.

Where will the meeting be held?

Shares will be voted at a Special Meeting of Shareholders to be held at the offices of Fifth Third Asset Management, Inc., 38 Fountain Square Plaza, Cincinnati, OH 45202, on September 5, 2012 at 9:00 a.m., Eastern time.  If you attend the Special Meeting, you may vote your shares in person.  If you do not expect to attend the Special Meeting, please complete, date, sign, and return the enclosed proxy card in the enclosed postage paid envelope. Alternatively, you may follow the instructions on your proxy card to vote by telephone or vote through the Internet.  Your vote is important no matter how many shares you own.

If you have any questions about the Reorganizations or the proxy card, please call the Fifth Third Funds toll-free at 1-866-530-8627.  If we do not receive your vote within a few days, you may be contacted by AST Fund Solutions, LLC, our proxy solicitor, who will remind you to vote.

Thank you for considering the proposal carefully.

Sincerely,

E. Keith Wirtz
President
Fifth Third Funds

Fifth Third Funds
38 Fountain Square Plaza
Cincinnati, OH 45202
(800) 282-5706

NOTICE OF JOINT SPECIAL MEETING OF SHAREHOLDERS

To Be Held on September 5, 2012

A joint special meeting of the shareholders of the series of Fifth Third Funds identified in the table below (each, an “Acquired Fund” and collectively, the “Acquired Funds”) will be held at the offices of Fifth Third Asset Management, Inc., 38 Fountain Square Plaza, Cincinnati, OH 45202, on September 5, 2012 at 9:00 a.m., Eastern time, and any adjournment or postponement thereof (the “Special Meeting”) for the following purpose:

To approve an Agreement and Plan of Reorganization (“Reorganization Agreement”) between each Acquired Fund identified below and the corresponding Acquiring Fund identified below (each an “Acquiring Fund” and collectively, the “Acquiring Funds”) providing for:  (i) the transfer of all of the assets of the Acquired Fund in exchange solely for corresponding class shares of the Acquiring Fund as set forth in the table below (each, a “Corresponding Class”) and the assumption by the corresponding Acquiring Fund of the liabilities, as set forth in the Reorganization Agreement, of the Acquired Fund; (ii) the distribution of the Corresponding Class shares of the corresponding Acquiring Fund to shareholders of the Acquired Fund as set forth in the table below; and (iii) the liquidation and dissolution of the Acquired Fund (each, a “Reorganization” and collectively, the “Reorganizations”).

Acquired Funds and Share Classes	Acquiring Funds and Corresponding Share Classes
Fifth Third Quality Growth Fund	Touchstone Large Cap Growth Fund, a series of Touchstone Strategic Trust
Class A Class B Class C Institutional	Class A Class A Class C Class Y
Fifth Third Mid Cap Growth Fund	Touchstone Growth Opportunities Fund, a series of Touchstone Strategic Trust
Class A Class B Class C Institutional	Class A Class A Class C Class Y
Fifth Third Disciplined Large Cap Value Fund	Touchstone Value Fund, a series of Touchstone Strategic Trust
Class A Class B Class C Institutional	Class A Class A Class C Class Y
Fifth Third All Cap Value Fund	Touchstone Value Fund, a series of Touchstone Strategic Trust
Class A Class B Class C Institutional	Class A Class A Class C Class Y
Fifth Third High Yield Bond Fund	Touchstone High Yield Fund, a series of Touchstone Investment Trust
Class A Class B Class C Institutional	Class A Class A Class C Class Y

Acquired Funds and Share Classes	Acquiring Funds and Corresponding Share Classes
Fifth Third Short Term Bond Fund	Touchstone Ultra Short Duration Fixed Income Fund, a series of Touchstone Funds Group Trust
Class A Class C Institutional	Class A Class C Class Y
Fifth Third Total Return Bond Fund	Touchstone Core Bond Fund, a series of Touchstone Investment Trust
Class A Class B Class C Institutional	Class A Class A Class C Class Y
Fifth Third LifeModel Aggressive FundSM	Touchstone Growth Allocation Fund, a series of Touchstone Strategic Trust
Class A Class B Class C Institutional	Class A Class A Class C Class Y
Fifth Third LifeModel Moderately Aggressive FundSM	Touchstone Moderate Growth Allocation Fund, a series of Touchstone Strategic Trust
Class A Class B Class C Institutional	Class A Class A Class C Class Y
Fifth Third LifeModel Moderate FundSM	Touchstone Balanced Allocation Fund, a series of Touchstone Strategic Trust
Class A Class B Class C Institutional	Class A Class A Class C Class Y
Fifth Third LifeModel Moderately Conservative FundSM	Touchstone Conservative Allocation Fund, a series of Touchstone Strategic Trust
Class A Class B Class C Institutional	Class A Class A Class C Class Y
Fifth Third LifeModel Conservative FundSM	Touchstone Conservative Allocation Fund, a series of Touchstone Strategic Trust
Class A Class B Class C Institutional	Class A Class A Class C Class Y
Fifth Third Micro Cap Value Fund Class A Class B Class C Institutional	Touchstone Micro Cap Value Fund, a series of Touchstone Strategic Trust Class A Class A Class C Class Y
Fifth Third Small Cap Value Fund Class A Class B Class C Institutional	Touchstone Small Company Value Fund, a series of Touchstone Strategic Trust Class A Class A Class C Class Y

Acquired Funds and Share Classes	Acquiring Funds and Corresponding Share Classes
Fifth Third International Equity Fund Class A Class B Class C Institutional	Touchstone International Value Fund, a series of Touchstone Strategic Trust Class A Class A Class C Class Y
Fifth Third Strategic Income Fund Class A Class B Class C Institutional	Touchstone Strategic Income Fund, a series of Touchstone Strategic Trust Class A Class A Class C Class Y

The Board of Trustees of the Fifth Third Funds has fixed the close of business on July 9, 2012 as the record date for determination of shareholders entitled to notice of and to vote at the Special Meeting.

Some shareholders hold shares in more than one Acquired Fund and may receive proxy cards or proxy materials for each Acquired Fund owned.  Please sign and promptly return each proxy card in the postage paid return envelope regardless of the number of shares owned.  Shareholders of each Acquired Fund will vote separately on each Reorganization, and the Reorganization will be effected as to a particular Acquired Fund only if that Acquired Fund’s shareholders approve the Reorganization.

SHAREHOLDERS WHO DO NOT EXPECT TO ATTEND THE SPECIAL MEETING ARE REQUESTED TO COMPLETE, SIGN, DATE AND RETURN THE ENCLOSED PROXY CARD IN THE ENCLOSED ENVELOPE, WHICH NEEDS NO POSTAGE IF MAILED IN THE UNITED STATES.   SHAREHOLDERS MAY ALSO VOTE BY TELEPHONE OR VOTE THROUGH THE INTERNET.  INSTRUCTIONS FOR THE PROPER EXECUTION OF THE PROXY ARE SET FORTH IMMEDIATELY FOLLOWING THIS NOTICE OR, WITH RESPECT TO TELEPHONE OR INTERNET VOTING, ON THE PROXY CARD.  IT IS IMPORTANT THAT YOU VOTE PROMPTLY.

By order of the Board of Trustees /s/ E. Keith Wirtz
E. Keith Wirtz
President
Fifth Third Funds

INSTRUCTIONS FOR SIGNING PROXY CARDS

The following general rules for signing proxy cards may be of assistance to you and avoid the time and expense in validating your vote if you fail to sign your proxy card properly.

1.	Individual Accounts: Sign your name exactly as it appears in the registration on the proxy card.

2.	Joint Accounts: Either party may sign, but the name of the party signing should conform exactly to the name shown in the registration on the proxy card.

3.	All Other Accounts: The capacity of the individual signing the proxy card should be indicated unless it is reflected in the form of registration. For example:

Registration		Valid Signature

Corporate Accounts

(1)	ABC Corp.	ABC Corp.

(2)	ABC Corp.	John Doe, Treasurer

(3)	ABC Corp.
	c/o John Doe, Treasurer	John Doe

(4)	ABC Corp. Profit Sharing Plan	John Doe, Trustee

Trust Accounts

(1)	ABC Trust	Jane B. Doe, Trustee

(2)	Jane B. Doe, Trustee
	u/t/d 12/28/78	Jane B. Doe

Custodial or Estate Accounts

(1)	John B. Smith, Cust.
	f/b/o John B. Smith, Jr. UGMA	John B. Smith

(2)	Estate of John B. Smith	John B. Smith, Jr., Executor

JOINT PROSPECTUS/PROXY STATEMENT

July 23, 2012

Fifth Third Funds 38 Fountain Square Plaza Cincinnati, OH 45202 (800) 282-5706	Touchstone Strategic Trust Touchstone Investment Trust Touchstone Funds Group Trust 303 Broadway, Suite 1100 Cincinnati, OH 45202 (800) 543-0407

This joint prospectus/proxy statement (“Prospectus/Proxy Statement”) is being furnished to shareholders of the series of Fifth Third Funds listed on the Notice of Special Meeting of Shareholders (each an “Acquired Fund” and collectively, the “Acquired Funds”).  The Board of Trustees of the Fifth Third Funds (“Fifth Third Board”) have called a joint special meeting of shareholders of each Acquired Fund to be held at the offices of Fifth Third Asset Management, Inc., 38 Fountain Square Plaza, Cincinnati, OH 45202, on September 5, 2012 at 9:00 a.m., Eastern time, and any adjournment or postponement thereof (the “Special Meeting”).  At the Special Meeting, shareholders of each Acquired Fund, voting separately, will be asked to consider and approve the following:

To approve an Agreement and Plan of Reorganization (“Reorganization Agreement”) between each Acquired Fund identified in the table below and the corresponding Acquiring Fund identified below (each an “Acquiring Fund” and collectively, the “Acquiring Funds”) providing for:  (i) the transfer of all of the assets of the Acquired Fund in exchange solely for corresponding class shares of the Acquiring Fund as set forth in the table below (each, a “Corresponding Class”) and the assumption by the corresponding Acquiring Fund of the liabilities, as set forth in the Reorganization Agreement, of the Acquired Fund; (ii) the distribution of the Corresponding Class shares of the corresponding Acquiring Fund to shareholders of the Acquired Fund as set forth in the table below; and (iii) the liquidation and dissolution of the Acquired Fund (each, a “Reorganization” and collectively, the “Reorganizations”).

The following table shows the Acquired Funds and the corresponding Acquiring Funds, as well as the share class of the Acquiring Fund that will be issued to each corresponding share class of the Acquired Fund.

Acquired Funds and Share Classes	Acquiring Funds and Corresponding Share Classes
Fifth Third Quality Growth Fund	Touchstone Large Cap Growth Fund, a series of Touchstone Strategic Trust
Class A Class B Class C Institutional	Class A Class A Class C Class Y
Fifth Third Mid Cap Growth Fund	Touchstone Growth Opportunities Fund, a series of Touchstone Strategic Trust
Class A Class B Class C Institutional	Class A Class A Class C Class Y
Fifth Third Disciplined Large Cap Value Fund	Touchstone Value Fund, a series of Touchstone Strategic Trust
Class A Class B Class C Institutional	Class A Class A Class C Class Y

Acquired Funds and Share Classes	Acquiring Funds and Corresponding Share Classes
Fifth Third All Cap Value Fund	Touchstone Value Fund, a series of Touchstone Strategic Trust
Class A Class B Class C Institutional	Class A Class A Class C Class Y
Fifth Third High Yield Bond Fund	Touchstone High Yield Fund, a series of Touchstone Investment Trust
Class A Class B Class C Institutional	Class A Class A Class C Class Y
Fifth Third Short Term Bond Fund	Touchstone Ultra Short Duration Fixed Income Fund, a series of Touchstone Funds Group Trust
Class A Class C Institutional	Class A Class C Class Y
Fifth Third Total Return Bond Fund	Touchstone Core Bond Fund, a series of Touchstone Investment Trust
Class A Class B Class C Institutional	Class A Class A Class C Class Y
Fifth Third LifeModel Aggressive FundSM	Touchstone Growth Allocation Fund, a series of Touchstone Strategic Trust
Class A Class B Class C Institutional	Class A Class A Class C Class Y
Fifth Third LifeModel Moderately Aggressive FundSM	Touchstone Moderate Growth Allocation Fund, a series of Touchstone Strategic Trust
Class A Class B Class C Institutional	Class A Class A Class C Class Y
Fifth Third LifeModel Moderate FundSM	Touchstone Balanced Allocation Fund, a series of Touchstone Strategic Trust
Class A Class B Class C Institutional	Class A Class A Class C Class Y
Fifth Third LifeModel Moderately Conservative FundSM	Touchstone Conservative Allocation Fund, a series of Touchstone Strategic Trust
Class A Class B Class C Institutional	Class A Class A Class C Class Y
Fifth Third LifeModel Conservative FundSM	Touchstone Conservative Allocation Fund, a series of Touchstone Strategic Trust
Class A Class B Class C Institutional	Class A Class A Class C Class Y

Acquired Funds and Share Classes	Acquiring Funds and Corresponding Share Classes
Fifth Third Micro Cap Value Fund Class A Class B Class C Institutional	Touchstone Micro Cap Value Fund, a series of Touchstone Strategic Trust Class A Class A Class C Class Y
Fifth Third Small Cap Value Fund Class A Class B Class C Institutional	Touchstone Small Company Value Fund, a series of Touchstone Strategic Trust Class A Class A Class C Class Y
Fifth Third International Equity Fund Class A Class B Class C Institutional	Touchstone International Value Fund, a series of Touchstone Strategic Trust Class A Class A Class C Class Y
Fifth Third Strategic Income Fund Class A Class B Class C Institutional	Touchstone Strategic Income Fund, a series of Touchstone Strategic Trust Class A Class A Class C Class Y

The Acquired Funds and the Acquiring Funds are series of registered open-end management investment companies (mutual funds).  Each of Touchstone Micro Cap Value Fund, Touchstone Small Company Value Fund, Touchstone International Value Fund and Touchstone Strategic Income Fund (each a “Shell Fund” and collectively, the “Shell Funds”) is a newly organized series of Touchstone Strategic Trust that has been created for purposes of the Reorganization and will not commence operations until the date of the Reorganization.  The Acquired Funds and the Acquiring Funds are sometimes referred to in this Prospectus/Proxy Statement individually as a “Fund” and collectively as the “Funds.” Fifth Third Funds, Touchstone Strategic Trust, Touchstone Investment Trust and Touchstone Funds Group Trust are sometimes referred to in this Prospectus/Proxy Statement individually as a “Trust” and collectively as the “Trusts.” Touchstone Strategic Trust, Touchstone Investment Trust and Touchstone Funds Group Trust are sometimes referred to in this Prospectus/Proxy Statement individually as a “Touchstone Trust” and collectively as the “Touchstone Trusts.”

The Board of Trustees of Fifth Third Funds has approved each proposed Reorganization.  Upon the exchange of the assets and the liabilities, as set forth the Reorganization Agreement, of an Acquired Fund for shares of the corresponding Acquiring Fund, the Acquired Fund will distribute to its shareholders their pro rata portions of the shares of the corresponding Acquiring Fund received in the Reorganization, and then will completely liquidate.  The shares of the Acquiring Fund you receive will have an aggregate value equal to the aggregate value of the Acquired Fund shares you held as of 4:00 p.m. on the business day immediately preceding the closing date of the Reorganization.  As a shareholder of an Acquired Fund, you are being asked to vote to approve an Agreement and Plan of Reorganization pursuant to which these transactions will be accomplished with respect to the Acquired Fund.

Because you, as a shareholder of an Acquired Fund, are being asked to approve transactions that will result in you holding shares of a corresponding Acquiring Fund, this Proxy Statement also serves as a Prospectus for the corresponding Acquiring Fund.  This Prospectus/Proxy Statement, which you should retain for future reference, contains important information about the Acquiring Funds that you should know before voting or investing.  Statements of Additional Information relating to this Prospectus/Proxy Statement, dated July 23, 2012, are available upon request and without charge by calling (800) 282-5706 and are incorporated herein by reference.  Additional information concerning the Acquired Funds and the Acquiring Funds is contained in the documents described below, all of which have been filed with the U.S. Securities and Exchange Commission (“SEC”) and all of the documents described below are incorporated herein by reference (meaning that they are legally considered to be part of this Prospectus/Proxy Statement):

Information about the Acquired Funds:*	How to Obtain this Information:
Prospectus of Fifth Third Funds relating to the Acquired Funds dated November 23, 2011, as amended from time to time (“Fifth Third Prospectus”)

Statement of Additional Information of Fifth Third Funds relating to the Acquired Funds dated November 23, 2011, as amended from time to time (“Fifth Third SAI”)

Annual Report of Fifth Third Funds relating to the Acquired Funds dated July 31, 2011 (“Fifth Third Annual Report”)

Semi-Annual Report of Fifth Third Funds relating to the Acquired Funds dated January 31, 2012 (“Fifth Third Semi-Annual Report”)

* No other parts of these documents are incorporated by reference herein.	Copies are available upon request and without charge if you:

	●	Write to the Fifth Third Funds, c/o Boston Financial, P.O. Box 8043, Boston, MA 02266-8043;

	●	Call (800) 282-5706 toll-free; or

	●	Download a copy from http://www.fifththirdfunds.com.

Information about the Acquiring Funds:*	How to Obtain this Information:

Statement of Additional Information relating to the Touchstone Large Cap Growth Fund and the Touchstone Growth Opportunities Fund dated July 20, 2012, as amended from time to time (“TST SAI 1”)

Statement of Additional Information relating to the Touchstone Value Fund dated July 20, 2012, as amended from time to time (“TST SAI 2”)

Statement of Additional Information relating to the Touchstone High Yield Fund and the Touchstone Core Bond Fund dated January 27, 2012, as amended from time to time (“TINT SAI”)

Statement of Additional Information relating to the Touchstone Ultra Short Duration Fixed Income Fund dated January 27, 2012, as amended from time to time (“TFGT SAI”)

Statement of Additional Information relating to the Touchstone Growth Allocation Fund, Touchstone Moderate Growth Allocation Fund, Touchstone Balanced Allocation Fund and Touchstone Conservative Allocation Fund dated April 12, 2012, as amended from time to time (“TST SAI 3 together with the TST SAI 1, TST SAI 2, TINT SAI and TFGT SAI, the “Touchstone SAIs”)

Annual Report relating to the Touchstone Large Cap Growth Fund and the Touchstone Growth Opportunities Fund dated March 31, 2012 (“TST Annual Report 1”)

You may obtain copies of each Touchstone SAI, Touchstone Annual Report or Touchstone Semi-Annual Report, without charge, upon request by:

	●	Writing to the Touchstone Funds, at P.O. Box 9878, Providence, RI 02940; or

	●	Calling (800) 543-0407 toll-free; or

	●	Downloading a copy from https://www.touchstoneinvestments.com/home/formslit/.

Annual Report relating to the Touchstone Value Fund dated March 31, 2012 (“TST Annual Report 2”)

Annual Report relating to the Touchstone High Yield Fund and the Touchstone Core Bond Fund dated September 30, 2011 (“TINT Annual Report”)

Annual Report relating to the Touchstone Ultra Short Duration Fixed Income Fund dated September 30, 2011 (“TFGT Annual Report”)

Annual Report relating to the Touchstone Growth Allocation Fund, Touchstone Moderate Growth Allocation Fund, Touchstone Balanced Allocation Fund and Touchstone Conservative Allocation Fund dated July 31, 2011 (“TST Annual Report 3” together with the TST Annual Report 1, TST Annual Report 2, TINT Annual Report and TFGT Annual Report, the “Touchstone Annual Reports”)

Semi-Annual Report relating to the Touchstone High Yield Fund and the Touchstone Core Bond Fund dated March 31, 2012 (“TINT Semi-Annual Report”)

Semi-Annual Report relating to the Touchstone Ultra Short Duration Fixed Income Fund dated March 31, 2012 (“TFGT Semi-Annual Report”)

Semi-Annual Report relating to the Touchstone Growth Allocation Fund, Touchstone Moderate Growth Allocation Fund, Touchstone Balanced Allocation Fund and Touchstone Conservative Allocation Fund dated January 31, 2012 (“TST Semi-Annual Report” together with the TINT Semi-Annual Report and the TFGT Semi-Annual Report, “Touchstone Semi-Annual Reports”)

* No other parts of these documents are incorporated by reference herein.

You can also obtain copies of any of the above-referenced documents without charge on the EDGAR database on the SEC’s Internet site at http://www.sec.gov.  Copies are available for a fee by electronic request at the following E-mail address: publicinfo@sec.gov, or from the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-1520.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT DETERMINED THAT THE INFORMATION IN THIS PROSPECTUS/PROXY STATEMENT IS ACCURATE OR ADEQUATE, NOR HAS IT APPROVED OR DISAPPROVED THESE SECURITIES.  ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIMINAL OFFENSE.

An investment in the Funds:

●       is not a deposit of, or guaranteed by, any bank
●       is not insured by the FDIC, the Federal Reserve Board or any other government agency
●       is not endorsed by any bank or government agency
●       involves investment risk, including possible loss of your original investment

TABLE OF CONTENTS

SUMMARY	1
Why are the Reorganizations being proposed?	1
What are the key features of the Reorganizations?	2
After the Reorganizations, what shares of the Acquiring Fund will I own?	3
How will the Reorganizations affect me?	5
How do the Trustees recommend that I vote?	5
What happens if the Special Meeting is adjourned?	5
How do the Funds’ investment goals and principal investment strategies compare?	5
Fifth Third Quality Growth Fund and Touchstone Large Cap Growth Fund	6
Fifth Third Mid Cap Growth Fund and Touchstone Growth Opportunities Fund	8
Fifth Third Disciplined Large Cap Value Fund and Touchstone Value Fund	10
Fifth Third All Cap Value Fund and Touchstone Value Fund	11
Fifth Third High Yield Bond Fund and Touchstone High Yield Fund	13
Fifth Third Short Term Bond Fund and Touchstone Ultra Short Duration Fixed Income Fund	14
Fifth Third Total Return Bond Fund and Touchstone Core Bond Fund	16
Fifth Third LifeModel Aggressive FundSM and Touchstone Growth Allocation Fund	18
Fifth Third LifeModel Moderately Aggressive FundSM and Touchstone Moderate Growth Allocation Fund	19
Fifth Third LifeModel Moderate FundSM and Touchstone Balanced Allocation Fund	21
Fifth Third LifeModel Moderately Conservative FundSM and Touchstone Conservative Allocation Fund	23
Fifth Third LifeModel Conservative FundSM and Touchstone Conservative Allocation Fund	24
Fifth Third Micro Cap Value Fund and the Touchstone Micro Cap Value Fund	26
Fifth Third Small Cap Value Fund and the Touchstone Small Company Value Fund	28
Fifth Third International Equity Fund and Touchstone International Value Fund	29
Fifth Third Strategic Income Fund and Touchstone Strategic Income Fund	31
How do the Funds’ fees and expenses compare?	35
Comparative Fee Tables	35
Fifth Third Quality Growth Fund (Acquired Fund) and Touchstone Large Cap Growth Fund (Acquiring Fund)*	36
Fifth Third Mid Cap Growth Fund (Acquired Fund) and Touchstone Growth Opportunities Fund (Acquiring Fund)*	38
Fifth Third Disciplined Large Cap Value Fund (Acquired Fund) and Touchstone Value Fund (Acquiring Fund)*	40
Fifth Third All Cap Value Fund (Acquired Fund) and Touchstone Value Fund (Acquiring Fund)*	42
Fifth Third High Yield Bond Fund (Acquired Fund) and Touchstone High Yield Fund (Acquiring Fund)*	44
Fifth Third Short Term Bond Fund (Acquired Fund) and Touchstone Ultra Short Duration Fixed Income Fund (Acquiring Fund)*	46
Fifth Third Total Return Bond Fund (Acquired Fund) and Touchstone Core Bond Fund (Acquiring Fund)*	48
Fifth Third LifeModel Aggressive FundSM (Acquired Fund) and Touchstone Growth Allocation Fund (Acquiring Fund)*	50
Fifth Third LifeModel Moderately Aggressive FundSM (Acquired Fund) and Touchstone Moderate Growth Allocation Fund (Acquiring Fund)*	52
Fifth Third LifeModel Moderate FundSM (Acquired Fund) and Touchstone Balanced Allocation Fund (Acquiring Fund)*	54
Fifth Third LifeModel Moderately Conservative FundSM (Acquired Fund) and Touchstone Conservative Allocation Fund (Acquiring Fund)*	56
Fifth Third LifeModel Conservative FundSM (Acquired Fund) and Touchstone Conservative Allocation Fund (Acquiring Fund)*	58
Fifth Third Micro Cap Value Fund (Acquired Fund) and Touchstone Micro Cap Value Fund (Acquiring Fund)*	60
Fifth Third Small Cap Value Fund (Acquired Fund) and Touchstone Small Company Value Fund (Acquiring Fund)*	61
Fifth Third International Equity Fund (Acquired Fund) and Touchstone International Value Fund (Acquiring Fund)*	62
Fifth Third Strategic Income Fund (Acquired Fund) and Touchstone Strategic Income Fund (Acquiring Fund)*	63
Expense Examples	64
Fifth Third Quality Growth Fund (Acquired Fund) and Touchstone Large Cap Growth Fund (Acquiring Fund)	64

Fifth Third Mid Cap Growth Fund (Acquired Fund) and Touchstone Growth Opportunities Fund (Acquiring Fund)	65
Fifth Third Disciplined Large Cap Value Fund (Acquired Fund) and Touchstone Value Fund (Acquiring Fund)	66
Fifth Third All Cap Value Fund (Acquired Fund) and Touchstone Value Fund (Acquiring Fund)	67
Fifth Third High Yield Bond Fund (Acquired Fund) and Touchstone High Yield Fund (Acquiring Fund)	68
Fifth Third Short Term Bond Fund (Acquired Fund) and Touchstone Ultra Short Duration Fixed Income Fund (Acquiring Fund)	69
Fifth Third Total Return Bond Fund (Acquired Fund) and Touchstone Core Bond Fund (Acquiring Fund)	70
Fifth Third LifeModel Aggressive FundSM (Acquired Fund) and Touchstone Growth Allocation Fund (Acquiring Fund)	71
Fifth Third LifeModel Moderately Aggressive FundSM (Acquired Fund) and Touchstone Moderate Growth Allocation Fund (Acquiring Fund)	72
Fifth Third LifeModel Moderate FundSM (Acquired Fund) and Touchstone Balanced Allocation Fund (Acquiring Fund)	73
Fifth Third LifeModel Moderately Conservative FundSM (Acquired Fund) and Touchstone Conservative Allocation Fund (Acquiring Fund)	74
Fifth Third LifeModel Conservative FundSM (Acquired Fund) and Touchstone Conservative Allocation Fund (Acquiring Fund)	75
Fifth Third Micro Cap Value Fund (Acquired Fund) and Touchstone Micro Cap Value Fund (Acquiring Fund)	76
Fifth Third Small Cap Value Fund (Acquired Fund) and Touchstone Small Company Value Fund (Acquiring Fund)	77
Fifth Third International Equity Fund (Acquired Fund) and Touchstone International Value Fund (Acquiring Fund)	78
Fifth Third Strategic Income Fund (Acquired Fund) and Touchstone Strategic Income Fund (Acquiring Fund)	79
Portfolio Turnover	80
How do the Funds’ performance records compare?	81
Fifth Third Quality Growth Fund (Acquired Fund) and Touchstone Large Cap Growth Fund (Acquiring Fund)	81
Fifth Third Mid Cap Growth Fund (Acquired Fund) and Touchstone Growth Opportunities Fund (Acquiring Fund)	83
Fifth Third Disciplined Large Cap Value Fund (Acquired Fund) and Touchstone Value Fund (Acquiring Fund)	85
Fifth Third All Cap Value Fund (Acquired Fund) and Touchstone Value Fund (Acquiring Fund)	87
Fifth Third High Yield Bond Fund (Acquired Fund) and Touchstone High Yield Fund (Acquiring Fund)	89
Fifth Third Short Term Bond Fund (Acquired Fund) and Touchstone Ultra Short Duration Fixed Income Fund (Acquiring Fund)	91
Fifth Third Total Return Bond Fund (Acquired Fund) and Touchstone Core Bond Fund (Acquiring Fund)	93
Fifth Third LifeModel Aggressive FundSM (Acquired Fund) and Touchstone Growth Allocation Fund (Acquiring Fund)	95
Fifth Third LifeModel Moderately Aggressive FundSM (Acquired Fund) and Touchstone Moderate Growth Allocation Fund (Acquiring Fund)	97
Fifth Third LifeModel Moderate FundSM (Acquired Fund) and Touchstone Balanced Allocation Fund (Acquiring Fund)	99
Fifth Third LifeModel Moderately Conservative FundSM (Acquired Fund) and Touchstone Conservative Allocation Fund (Acquiring Fund)	101
Fifth Third LifeModel Conservative FundSM (Acquired Fund) and Touchstone Conservative Allocation Fund (Acquiring Fund)	103
Fifth Third Micro Cap Value Fund (Acquired Fund) and Touchstone Micro Cap Value Fund (Acquiring Fund)	105
Fifth Third Small Cap Value Fund (Acquired Fund) and Touchstone Small Company Value Fund (Acquiring Fund)	106
Fifth Third International Equity Fund (Acquired Fund) and Touchstone International Value Fund (Acquiring Fund)	107

Fifth Third Strategic Income Fund (Acquired Fund) and Touchstone Strategic Income Fund (Acquiring Fund)	108
Will I be able to purchase, redeem and exchange shares the same way?	109
Will I be able to receive distributions the same way?	109
Who will be the Advisor, Sub-Advisor and Portfolio Manager of my Fund after the Reorganization?	110
Will the Acquiring Funds have the same service providers as the Acquired Funds?	113
What will be the primary federal income tax consequences of the Reorganization?	114
Will there be any repositioning costs?	114
COMPARISON OF PRINCIPAL RISKS	115
Fifth Third Quality Growth Fund and Touchstone Large Cap Growth Fund	115
Fifth Third Mid Cap Growth Fund and Touchstone Growth Opportunities Fund	116
Fifth Third Disciplined Large Cap Value Fund and Touchstone Value Fund	117
Fifth Third All Cap Value Fund and Touchstone Value Fund	119
Fifth Third High Yield Bond Fund and Touchstone High Yield Fund	120
Fifth Third Short Term Bond Fund and Touchstone Ultra Short Duration Fixed Income Fund	121
Fifth Third Total Return Bond Fund and Touchstone Core Bond Fund	123
Fifth Third LifeModel Aggressive FundSM and Touchstone Growth Allocation Fund	125
Fifth Third LifeModel Moderately Aggressive FundSM and Touchstone Moderate Growth Allocation Fund	129
Fifth Third LifeModel Moderate FundSM and Touchstone Balanced Allocation Fund	132
Fifth Third LifeModel Moderately Conservative FundSM and Touchstone Conservative Allocation Fund	136
Fifth Third LifeModel Conservative FundSM and Touchstone Conservative Allocation Fund	140
Fifth Third Micro Cap Value Fund and the Touchstone Micro Cap Value Fund	143
Fifth Third Small Cap Value and Touchstone Small Company Value Fund	144
Fifth Third International Equity Fund and Touchstone International Value Fund	146
Fifth Third Strategic Income Fund and Touchstone Strategic Income Fund	147
INFORMATION ABOUT THE REORGANIZATIONS	150
Reasons for the Reorganizations	150
Agreements and Plans of Reorganization	152
Description of the Securities to be Issued	153
Federal Income Tax Consequences	154
Pro Forma Capitalization	158
ADDITIONAL INFORMATION REGARDING ACQUIRING FUNDS AND THE ACQUIRED FUNDS	170
Management of the Funds	170
Comparison of Investment Advisory Fees	174
Acquiring Funds’ Advisory and Sub-Advisory Agreement Approval	175
Expense Limitation Agreements with respect to the Acquiring Funds	175
Expense Limitation Agreements with respect to the Acquired Funds	180
Description of Share Classes of the Acquiring Funds	181
Information regarding the Acquiring Funds’ Distributor and Rule 12b-1 Plans	183
Information regarding the Acquired Funds’ Distributor and Rule 12b-1 Plans	184
Purchases, Redemptions, Exchanges of Shares and Dividend Policy	184
INFORMATION ON SHAREHOLDERS’ RIGHTS	187
VOTING INFORMATION CONCERNING THE MEETING	191
Shareholder Information	192
FINANCIAL STATEMENTS AND EXPERTS	193
LEGAL MATTERS	193
ADDITIONAL INFORMATION	193
OTHER BUSINESS	193
EXHIBIT A: AGREEMENTS AND PLANS OF REORGANIZATION	A-1
EXHIBIT B: COMPARISON OF THE FUNDAMENTAL INVESTMENT LIMITATIONS	B-1
EXHIBIT C: CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	C-1
EXHIBIT D: ACQUIRING FUNDS’ INVESTMENT GOALS, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS	D-1
EXHIBIT E: ADDITIONAL INFORMATION REGARDING THE ACQUIRING FUNDS	E-1

SUMMARY

This section summarizes the primary features and consequences of each Reorganization.  It may not contain all of the information that is important to you.  To understand each Reorganization, you should read this entire Prospectus/Proxy Statement and the exhibits.  This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Proxy Statement, Touchstone SAIs, Fifth Third Prospectus, Fifth Third SAI and the Agreements and Plans of Reorganization (each a “Reorganization Agreement” and collectively, the “Reorganization Agreements”), which are attached to this Prospectus/Proxy Statement as Exhibit A.

Why are the Reorganizations being proposed?

At meetings held on December 13, 2011, February 15, 2012, February 28, 2012, March 14-15, 2012 and April 4, 2012, the Board of Trustees of the Fifth Third Funds, including the Trustees who are not “interested persons,” as such term is defined in the Investment Company Act of 1940, as amended (the “Disinterested Trustees”), discussed, and on April 4, 2012, ultimately approved the Reorganizations of the Acquired Funds.  At these meetings, the Board met with representatives from Fifth Third Asset Management, Inc. (“FTAM”) and Fifth Third Bank (the “Bank”) to discuss FTAM’s intent to exit the mutual fund advisory, administration and fund accounting business in light of the Bank’s determination that the Acquired Funds no longer fit the Bank’s long-term strategic plan.  The Board also considered that the Bank had engaged an investment banker to help identify parties interested in acquiring FTAM’s interest in managing the Acquired Funds.  In identifying an acquisition party, the Bank advised the Board that it sought a party who has a commitment to the mutual fund business, who has had success acquiring other mutual fund businesses and has a mutual fund family with a share class structure similar to that of the Acquired Funds.  In identifying a party, the Bank also advised the Board that it sought an alternative that would allow shareholders of each Acquired Fund to:  (1) continue to pursue a similar investment opportunity through a tax-free combination of the Acquired Fund with a comparable portfolio in another fund group; (2) become part of a larger and more diverse family of mutual funds; and (3) invest in a larger combined fund with increased long-term growth prospects, which could potentially use the increased asset size to achieve greater portfolio diversification and spread fixed costs over a larger asset base.

As a result of this search, FTAM and Touchstone Advisors entered into an asset purchase agreement on April 4, 2012 (“Purchase Agreement”).  The Purchase Agreement provides that FTAM will sell to Touchstone Advisors a certain portion of its mutual fund asset management business and in consideration for the sale of such assets, FTAM would be entitled, subject to certain terms and conditions, to receive financial compensation from Touchstone Advisors (the “Transaction”).  In connection with the Transaction, FTAM recommended to the Board, and the Board ultimately approved, the Reorganizations of the Acquired Funds into the Acquiring Funds.

The Disinterested Trustees met separately with their independent legal counsel to review the Reorganizations during the meetings identified above, as well as prior to such meetings.  In connection with their review, the Disinterested Trustees requested of and received from FTAM and the Bank information to assist them in considering the implications of the Reorganizations.

In connection with the Board’s review of the Reorganizations, the Board considered a variety of factors, including, but not limited to:

●	The investment goals, restrictions and policies of each Acquired Fund are similar to those of the corresponding Acquiring Fund.

●
The performance of the Acquiring Funds with operations as of the date of this Prospectus/Proxy Statement (with the exception of the Touchstone Growth Opportunities and Touchstone Ultra Short Duration Fixed Income Funds), historically, has been generally competitive with and, for many periods better than the performance of the Acquired Funds.  The Board noted that, although the Fifth Third Mid Cap Growth Fund generally outperformed the Touchstone Growth Opportunities Fund, FTAM explained that this outperformance was largely the result of the shorter term performance of a relatively new Acquired Fund portfolio management team put in place in April 2010 and that the sub-advisor of the Touchstone Growth Opportunities Fund has had consistent good performance during various market cycles.  The Board further noted that, although the Fifth Third Short Term Bond Fund outperformed the Touchstone Ultra Short Duration Fixed Income Fund for the three-, five- and ten-year periods ended December 31, 2011, the Acquiring Fund outperformed the Acquired Fund for the one-year period, the Acquiring Fund outperformed its benchmark for the one-, five- and ten-year

1

periods and the Acquiring Fund was in the top fiftieth percentile of its Morningstar peer group for the same periods. The Board also noted that, in the case of the Fifth Third Micro Cap Value and Fifth Third Strategic Income Funds, the FTAM fund portfolio management team would continue to manage the newly-created Acquiring Funds and the FTAM teams’ performance has been good. (See “How do the Funds’ performance records compare?” below.) The Board noted that, in the case of the Fifth Third Small Cap Value and Fifth Third International Equity Funds, new sub-advisors would manage the newly-created Acquiring Funds. FTAM provided a comparison of the performance of the Fifth Third Small Cap Value Fund to that of the current small cap value portfolio managed by the new sub-advisor, which showed that the new sub-advisor’s portfolio underperformed the Fifth Third Small Cap Value Fund for the one-year period ended December 31, 2011, but outperformed the Fifth Third Small Cap Value Fund for the three- and five-year periods ended December 31, 2011. FTAM also provided a comparison of the performance of the Fifth Third International Equity Fund to that of the current international equity portfolio managed by the new sub-advisor, which showed that the new sub-advisor’s portfolio outperformed the Fifth Third International Equity Fund for the one-, three- and five-year periods ended December 31, 2011.

●	Shareholders of the Acquired Funds may benefit from lower expense ratios through potential economies of scale.

●
Touchstone Advisors has agreed to cap the expenses of each Acquiring Fund for a period of one year following the Reorganizations at levels equal to the current expense caps of the corresponding Acquired Fund (and for the Acquiring Fund into which the Fifth Third All Cap Value Fund will reorganize, at a level lower than the current expense cap of the Acquired Fund). See “How do the Funds’ fees and expenses compare?” below, which shows that absent the expense limitation, the pro forma total annual fund operating expenses of certain classes of the Touchstone Growth Opportunities Fund, Touchstone Value Fund, Touchstone Core Bond Fund, Touchstone Growth Allocation Fund, Touchstone Moderate Growth Allocation Fund, Touchstone Balanced Allocation Fund, Touchstone Small Company Value Fund and Touchstone International Value Fund would be higher than the total annual fund operating expenses before any waivers and reimbursements of the corresponding class of the corresponding Acquired Fund.

●
The Bank’s agreement to bear the direct costs associated with the Reorganizations, including proxy statement and shareholder solicitation costs, legal costs and costs of tail insurance coverage for the Disinterested Trustees.

●
The material terms of the Purchase Agreement, including the amount of the financial consideration to be paid to FTAM by Touchstone Advisors, and any conflicts that FTAM may have in recommending the Reorganizations in view of the financial consideration FTAM stands to receive under the Purchase Agreement.

●
Each Reorganization Agreement provides that the respective Touchstone Trust agrees that, for the minimum time periods specified in Section 15(f) of the 1940 Act it shall take (or refrain from taking, as the case may be) such actions as are necessary to ensure that: (1) for a three-year period following the Reorganizations, at least 75% of the trustees of the Acquiring Funds are not “interested persons” (as defined in the 1940 Act) of Touchstone Advisors or FTAM, and (2) for a two-year period following the Reorganizations, no “unfair burden” will be imposed on the Acquired Funds.

●	The Reorganizations are expected to be tax-free for federal income tax purposes.

●	The Bank’s agreement to indemnify each Disinterested Trustee for any losses or expenses arising because the Disinterested Trustee was a Trustee of the Fifth Third Funds.

In its deliberations, the Fifth Third Funds Board considered all information it received, as described above.  The Board concluded, based on the information presented, that the Reorganizations were in the best interests of the Acquired Funds and that the interests of existing shareholders will not be diluted as a result thereof and to recommend that shareholders of the Acquired Funds approve the Reorganizations.  For more information, please see the section entitled “Reasons for the Reorganizations.”

What are the key features of the Reorganizations?

The Reorganization Agreements set forth the key features of the Reorganizations.  Each Reorganization Agreement provides for the following:

2

●	the transfer of all of the assets of an Acquired Fund to a corresponding Acquiring Fund in exchange for shares of the Acquiring Fund;

●	the assumption by the Acquiring Fund of the liabilities, as set forth in the Reorganization Agreement, of the corresponding Acquired Fund;

●	the termination of the Acquired Fund subsequent to the distribution of shares of the corresponding Acquiring Fund to the Acquired Fund’s shareholders in complete liquidation of the Acquired Fund; and

●	the structuring of the Reorganization as a tax-free reorganization for federal income tax purposes.

The Reorganizations are expected to be completed on or about September 10, 2012.

After the Reorganizations, what shares of the Acquiring Fund will I own?

The following table shows the Acquired Funds and the corresponding Acquiring Funds, as well as the share class of the Acquiring Fund that will be issued to each corresponding share class of the Acquired Fund.

Acquired Funds and Share Classes	Acquiring Funds and Corresponding Share Classes
Fifth Third Quality Growth Fund	Touchstone Large Cap Growth Fund, a series of Touchstone Strategic Trust
Class A Class B Class C Institutional	Class A Class A Class C Class Y
Fifth Third Mid Cap Growth Fund	Touchstone Growth Opportunities Fund, a series of Touchstone Strategic Trust
Class A Class B Class C Institutional	Class A Class A Class C Class Y
Fifth Third Disciplined Large Cap Value Fund	Touchstone Value Fund, a series of Touchstone Strategic Trust
Class A Class B Class C Institutional	Class A Class A Class C Class Y
Fifth Third All Cap Value Fund	Touchstone Value Fund, a series of Touchstone Strategic Trust
Class A Class B Class C Institutional	Class A Class A Class C Class Y
Fifth Third High Yield Bond Fund	Touchstone High Yield Fund, a series of Touchstone Investment Trust
Class A Class B Class C Institutional	Class A Class A Class C Class Y
Fifth Third Short Term Bond Fund	Touchstone Ultra Short Duration Fixed Income Fund, a series of Touchstone Funds Group Trust
Class A Class C Institutional	Class A Class C Class Y

3

Acquired Funds and Share Classes	Acquiring Funds and Corresponding Share Classes
Fifth Third Total Return Bond Fund	Touchstone Core Bond Fund, a series of Touchstone Investment Trust
Class A Class B Class C Institutional	Class A Class A Class C Class Y
Fifth Third LifeModel Aggressive FundSM	Touchstone Growth Allocation Fund, a series of Touchstone Strategic Trust
Class A Class B Class C Institutional	Class A Class A Class C Class Y
Fifth Third LifeModel Moderately Aggressive FundSM	Touchstone Moderate Growth Allocation Fund, a series of Touchstone Strategic Trust
Class A Class B Class C Institutional	Class A Class A Class C Class Y
Fifth Third LifeModel Moderate FundSM	Touchstone Balanced Allocation Fund, a series of Touchstone Strategic Trust
Class A Class B Class C Institutional	Class A Class A Class C Class Y
Fifth Third LifeModel Moderately Conservative FundSM	Touchstone Conservative Allocation Fund, a series of Touchstone Strategic Trust
Class A Class B Class C Institutional	Class A Class A Class C Class Y
Fifth Third LifeModel Conservative FundSM	Touchstone Conservative Allocation Fund, a series of Touchstone Strategic Trust
Class A Class B Class C Institutional	Class A Class A Class C Class Y
Fifth Third Micro Cap Value Fund Class A Class B Class C Institutional	Touchstone Micro Cap Value Fund, a series of Touchstone Strategic Trust Class A Class A Class C Class Y
Fifth Third Small Cap Value Fund Class A Class B Class C Institutional	Touchstone Small Company Value Fund, a series of Touchstone Strategic Trust Class A Class A Class C Class Y
Fifth Third International Equity Fund Class A Class B Class C Institutional	Touchstone International Value Fund, a series of Touchstone Strategic Trust Class A Class A Class C Class Y

4

Acquired Funds and Share Classes	Acquiring Funds and Corresponding Share Classes
Fifth Third Strategic Income Fund Class A	Touchstone Strategic Income Fund, a series of Touchstone Strategic Trust Class A
Class B Class C Institutional	Class A Class C Class Y

The new Acquiring Fund shares you receive will have the same total value as your shares of the corresponding Acquired Fund as of the close of business on the day immediately prior to the Reorganization.

How will the Reorganizations affect me?

It is anticipated that the Reorganizations may benefit you for the reasons discussed in the section entitled “Why are the Reorganizations being proposed?,” although no assurance can be given that the Reorganizations will result in any such benefits.

After the Reorganizations, each Acquired Fund will cease to exist and the value of your shares will depend on the performance of the corresponding Acquiring Fund.  The Funds and their shareholders will not bear any costs of the Special Meeting, this proxy solicitation or any adjourned session.  All of the costs of the Reorganizations, except for portfolio repositioning costs, if any, will be borne by Touchstone Advisors, Inc. (“Touchstone Advisors”) and FTAM and/or their affiliates.

How do the Trustees recommend that I vote?

The Trustees of Fifth Third Funds, including the Disinterested Trustees, have concluded that the Reorganizations would be in the best interest of the Acquired Funds.  Accordingly, the Trustees have submitted the Reorganization Agreement for the approval of shareholders of each Acquired Fund and recommend a vote for the Reorganization Agreement.

The Trustees of the Touchstone Trusts have also approved the Reorganization Agreement on behalf of each of the Acquiring Funds.

What happens if the Special Meeting is adjourned?

The Special Meeting could be adjourned if, for example, a quorum does not exist or if a quorum exists but sufficient votes to approve the Reorganization Agreement are not received. In determining whether to adjourn the Special Meeting, the following factors may be considered: the percentage of votes actually cast, the percentage of votes voted for and against the Reorganization Agreement, the nature of any further solicitation and the information to be provided to shareholders with respect to the reasons for the solicitation. In the absence of a quorum, a plurality of the shares present in person by proxy entitled to vote may adjourn the meeting from time to time without further notice than by announcement at the meeting until a quorum shall be present.  For purposes of any adjournment, proxies will be voted “for” adjournment unless you direct otherwise by indicating in writing on the enclosed proxy that you will vote “against” any adjournments.

How do the Funds’ investment goals and principal investment strategies compare?

The investment goal of each Acquired Fund is fundamental.  In contrast, the investment goal of each Acquiring Fund is non-fundamental.  A fundamental investment goal may not be changed, as to a Fund, without approval by the holders of a majority of such Fund’s outstanding voting shares. In contrast, a non-fundamental investment goal may be changed by vote of the respective Board of Trustees without shareholder approval.  The following comparisons summarize the investment goals and principal investment strategies of each Acquired Fund and the corresponding Acquiring Fund.  You should also review the section entitled “Comparison of the Fundamental Investment Limitations” in Exhibit B for a discussion of the similarities and differences in the fundamental investment policies of the Acquired Funds and the corresponding Acquiring Funds.

5

Fifth Third Quality Growth Fund and Touchstone Large Cap Growth Fund

	Fifth Third Quality Growth Fund	Touchstone Large Cap Growth Fund

Investment Goal	The Fund seeks growth of capital. Income is a secondary objective.	The Fund seeks long-term growth of capital.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 65% of its total assets in common stocks of growth companies. FTAM considers growth companies to be those companies that, in the opinion of FTAM, offer excellent prospects for consistent, above-average revenue and earnings growth, improving profit trends, and positive investor sentiment coupled with solid operating momentum. FTAM generally looks for companies with a strong record of earnings growth and considers the company’s current ratio of debt to capital and the quality of its management. Most of the companies in which the Fund invests are U.S. companies with a market capitalization greater than $2 billion.

To achieve its secondary objective of income, the Fund may rely on dividend income that it receives from common stocks and interest income it receives from other investments, including convertible securities. The Fund reserves the right to invest up to 35% of its total assets in convertible securities which, at the time of investment, are rated investment grade, that is, in the BBB major rating category or higher by Standard & Poor’s or in the Baa major rating category or higher by Moody’s or their unrated equivalents.

The Fund seeks to outperform the Russell 1000® Growth Index over rolling five-year periods. The Russell 1000 Growth Index is an unmanaged index of common stocks that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

FTAM believes that stock prices are driven by earnings growth, and that superior returns occur when a company experiences rapid and accelerating growth due to improving fundamentals. FTAM uses a bottom-up investment process with fundamental research providing the basis for stock selection. FTAM uses a combination of fundamental, momentum and valuation-based disciplines for portfolio construction, with a particular focus on strong fundamental growth, better than average valuation characteristics, and strong financial condition and characteristics.  FTAM also utilizes a strict sell discipline and may consider selling a security when: it believes that the security has become overvalued or less attractive; there is deterioration in a company’s fundamentals,

Under normal circumstances, the Fund will invest at least 80% of its assets in common stocks of large cap U.S. companies.  This is a non-fundamental investment policy that can be changed by the Fund upon 60 days’ prior notice to shareholders.  A large cap company has a market capitalization found within the Russell 1000 Index (between $1.4 billion and $540.2 billion at the time of its most recent reconstitution on May 31, 2012) at the time of purchase.  The size of the companies in the Russell 1000 Index will change with market conditions.

The Fund is non-diversified and may invest a significant percentage of its assets in the securities of one issuer.  The Fund may invest up to 10% of its total assets in the securities of one company.

The Fund may engage in frequent and active trading as part of its principal investment strategy.

The sub-advisor, Navellier & Associates, Inc. (“Navellier”), seeks to identify and select inefficiently priced securities with strong appreciation potential by employing a proprietary investment process.  Navellier’s proprietary investment process is a disciplined quantitative, objective, “bottom-up,” process and contains the following three steps.  In the first step of the investment process, Navellier calculates and analyzes a “reward/risk ratio” for each potential investment. The reward/risk ratio is designed to identify stocks with above average potential returns and adjusted for risk.   In the second step of the investment process, Navellier applies two or more sets of fundamental criteria to identify attractive stocks among those with favorable reward/risk ratios. Examples of these criteria include earnings growth, profit margins, reasonable price/earnings ratios based on expected future earnings, and various other fundamental criteria. Stocks with a combination of the applicable criteria are further considered in the third and final step of the investment process, which addresses the construction of the portfolio.  Stocks are selected and weighted according to a disciplined methodology designed to maximize potential return and minimize potential risk.

Every quarter Navellier evaluates the fundamental criteria used in the second step of the investment process.  The criteria included in this step and the

6

Fifth Third Quality Growth Fund	Touchstone Large Cap Growth Fund

management, or financial reporting; one of the Fund’s holdings has exceeded FTAM’s position weighting; or a company’s relative strength falls below FTAM’s target.

The Fund may engage in securities lending.  FTAM will look to manage risk through several strategies, which will typically include maintaining minimum and maximum sector and position weightings relative to the Russell 1000 Growth Index and monitoring risk statistics relative to the Russell 1000 Growth Index. FTAM also relies on intensive research and believes that security selection will be the main source of active risk.

When FTAM believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment goal.

relative weightings of each fundamental criterion are adjusted as necessary. This allows Navellier to monitor which criteria appear to be in favor in the financial markets. If a security held by the Fund does not meet the requirements of each step of Navellier’s investment process, then Navellier will evaluate the security and, if necessary, replace it.

As you can see from the chart above, the investment goals and principal investment strategies of the Fifth Third Quality Growth Fund and the Touchstone Large Cap Growth Fund are similar.  Each Fund seeks growth of capital and each Fund primarily invests in large–capitalization equity securities.  In addition, each of the Funds primarily invest in U.S. companies.  Although not a principal investment strategy, the Touchstone Large Cap Growth Fund, like the Fifth Third Quality Growth Fund, may also engage in securities lending and may enter into temporary defensive positions.

There are, however, differences that you should consider.  Unlike the Fifth Third Quality Growth Fund, the Touchstone Large Cap Growth Fund does not seek income as a secondary investment goal.  The Touchstone Large Cap Growth Fund invests at least 80% of its assets in common stocks while the Fifth Third Quality Growth Fund invests at least 65% of its total assets in common stocks.  The Touchstone Large Cap Growth Fund’s stated 80% policy as described in the chart above is a non-fundamental investment policy that can be changed by the Fund upon 60 days’ prior notice to shareholders. The Fifth Third Quality Growth Fund has not adopted a similar policy.  Unlike the Fifth Third Quality Growth Fund, the Touchstone Large Cap Growth Fund does not invest in convertible securities as part of its principal investment strategy.  However, the Touchstone Large Cap Growth Fund may invest in convertible securities as a non-principal investment strategy.  In contrast to the Fifth Third Quality Growth Fund, the Touchstone Large Cap Growth Fund may focus its investments in a particular sector.  The Fifth Third Quality Growth Fund is classified as a “diversified company” under the 1940 Act.  In contrast, the Touchstone Large Cap Growth Fund is classified as a “non-diversified company” under the 1940 Act and may invest a significant percentage of its assets in the securities of one issuer.  Non-diversified funds have fewer investments than diversified funds of comparable size. Because non-diversified funds generally invest in a small number of issuers, they are more susceptible to any single economic, political or regulatory event affecting those issuers than diversified funds.

7

Fifth Third Mid Cap Growth Fund and Touchstone Growth Opportunities Fund

	Fifth Third Mid Cap Growth Fund	Touchstone Growth Opportunities Fund

Investment Goal	The Fund seeks growth of capital. Income is a secondary objective.	The Fund seeks long-term growth of capital.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its assets in common stocks of mid cap companies.

Mid cap companies are defined as those companies included in the Russell MidCap® Growth Index and companies with similar market capitalizations. Market capitalization, a common measure of the size of a company, is the market price of a share of a company’s stock multiplied by the number of shares that are outstanding. As of September 30, 2011, the market capitalization of companies included in the Russell MidCap Growth Index ranged from $721 million to $16.3 billion. As of September 30, 2011, the average market capitalization of companies included in the Russell MidCap Growth Index was $7.1 billion and the median market capitalization was approximately $4.0 billion.  FTAM considers growth companies to be those companies that, in the opinion of FTAM, offer excellent prospects for consistent, above-average revenue and earnings growth, improving profit trends, and positive investor sentiment coupled with solid operating momentum. FTAM generally looks for companies with a strong record of earnings growth and considers the company’s current ratio of debt to capital and the quality of its management.

To achieve its secondary objective of income, the Fund relies on dividend and interest income. The Fund may invest up to 20% of its assets in common stocks of large cap companies (many of which pay dividends), small cap companies, convertible securities and debt securities that pay interest.

The Fund seeks to outperform the Russell MidCap Growth Index over rolling five-year periods. FTAM believes that stock prices are driven by earnings growth, and that superior returns occur when a company experiences rapid and accelerating growth due to improving fundamentals. FTAM uses a bottom-up investment process with fundamental research providing the basis for stock selection. FTAM uses a combination of fundamental, momentum and valuation-based disciplines for portfolio construction, with a particular focus on strong fundamental growth, better than average valuation characteristics, and strong financial condition and characteristics.

The Fund invests primarily in stocks of domestic growth companies that the sub-advisor, Westfield Capital Management Company, L.P. (“Westfield”), believes have a demonstrated record of achievement with excellent prospects for earnings growth over a 1 to 3 year period.  In choosing securities, Westfield looks for companies that it believes are reasonably priced with high forecasted earnings potential.  The Fund will invest in companies that Westfield believes have shown above-average and consistent long-term growth in earnings and have excellent prospects for future growth.  Westfield evaluates companies by using fundamental analysis of the company’s financial statements, interviews with management, analysis of the company’s operations and product development and consideration of the company’s industry category.

The Fund is non-diversified and may invest a significant percentage of its assets in the securities of a single company.

Westfield expects to hold investments in the Fund for an average of 12 to 24 months.  However, changes in Westfield’s outlook and market conditions may significantly affect the amount of time the Fund holds a security.  The Fund’s portfolio turnover may vary greatly from year to year and during a particular year.  As a result, the Fund may engage in frequent and active trading as part of its principal investment strategy.

Westfield generally will sell a security if one or more of the following occurs:

(1) the predetermined price target objective is exceeded;

(2) there is an alteration to the original investment case;

(3) valuation relative to the stock’s peer group is no longer attractive; or

(4) better risk/reward opportunities may be found in other stocks.

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Fifth Third Mid Cap Growth Fund	Touchstone Growth Opportunities Fund

FTAM also utilizes a strict sell discipline and may consider selling a security when: it believes that the security has become overvalued or less attractive; there is deterioration in a company’s fundamentals, management, or financial reporting; one of the Fund’s holdings has exceeded FTAM’s position weighting; or a company’s relative strength falls below FTAM’s target.

The Fund may engage in securities lending.  When FTAM believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment goal.

As you can see from the chart above, the investment goals and principal investment strategies of the Fifth Third Mid Cap Growth Fund and the Touchstone Growth Opportunities Fund are similar.  Each Fund seeks growth of capital and each Fund primarily invests in equity securities of domestic growth companies.  Although not a principal investment strategy, the Touchstone Growth Opportunities Fund, like the Fifth Third Mid Cap Growth Fund, may also engage in securities lending and may enter into temporary defensive positions.

There are, however, differences that you should consider.  Unlike the Fifth Third Mid Cap Growth Fund, the Touchstone Growth Opportunities Fund does not seek income as a secondary investment goal.  In addition, the Fifth Third Mid Cap Growth Fund has adopted a non-fundamental policy to invest at least 80% of its assets in common stocks of mid cap companies, which can be changed by the Fund upon 60 days’ prior notice to shareholders. The Touchstone Growth Opportunities Fund has not adopted a similar policy.  Although each Fund may invest in small-cap, large-cap and mid-cap securities, the Funds invest different percentages of their assets in these types of securities.  Unlike the Fifth Third Mid Cap Growth Fund’s investment in large cap and small cap equity securities, the Touchstone Growth Opportunities Fund’s investment in large cap and small cap equity securities is not limited to 20% of its assets.  In contrast to the Fifth Third Mid Cap Growth Fund, the Touchstone Growth Opportunities Fund may focus its investments in a particular sector.  The Fifth Third Mid Cap Growth Fund is classified as a “diversified company” under the 1940 Act.  In contrast, the Touchstone Growth Opportunities Fund is classified as a “non-diversified company” under the 1940 Act and may invest a significant percentage of its assets in the securities of a single company.  Non-diversified funds have fewer investments than diversified funds of comparable size.  Because non-diversified funds generally invest in a small number of issuers, they are more susceptible to any single economic, political or regulatory event affecting those issuers than diversified funds.

9

Fifth Third Disciplined Large Cap Value Fund and Touchstone Value Fund

	Fifth Third Disciplined Large Cap Value Fund	Touchstone Value Fund

Investment Goal	The Fund seeks long-term capital appreciation with current income as a secondary objective.	The Fund seeks to provide investors with long-term capital growth.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of large capitalization companies.  Large capitalization companies are defined as those companies included in the Russell 1000® Value Index and companies with similar market capitalizations. Market capitalization, a common measure of the size of a company, is the market price of a share of a company’s stock multiplied by the number of shares that are outstanding. As of September 30, 2011, the market capitalization of companies included in the Russell 1000 Value Index ranged from $721 million to $357.8 billion. As of September 30, 2011, the average market capitalization of companies included in the Russell 1000 Value Index was approximately $66.5 billion and the median market capitalization was approximately $4.1 billion.  The Fund seeks to outperform the Russell 1000 Value Index over a long-term investment horizon.  FTAM seeks to invest in companies that it considers to be “statistically cheap” (based on factors which may include, for example, low ratio of price to earnings, price to cash flow, price to book value, price to dividend and price to sales).  FTAM also looks for companies that it believes are undervalued relative to their earning power and long term earnings growth prospects, adjusted for risk. Ideally, attractive companies will have a positive catalyst (e.g., new products, management changes, acquisition, etc.).

FTAM may consider selling a security when it performs well and reaches its price target, when a lower price target results from a reassessment of a company’s fundamentals, when a more attractive stock is identified or when the integrity of financial reporting becomes suspect.

FTAM will look to manage risk through several strategies, which will typically include maintaining minimum and maximum sector weightings relative to the Russell 1000 Value Index and monitoring risk statistics relative to the Russell 1000 Value Index.

The Fund may engage in securities lending. When FTAM believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment goal.

The Fund normally invests in equity securities of large and mid-cap companies (generally, companies with market capitalizations of approximately $2.5 billion or above) that the Fund’s sub-advisor, Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”) believes are undervalued.  Equity securities include common and preferred stocks.

Barrow Hanley uses traditional methods of stock selection – research and analysis – to identify securities it believes are undervalued and searches for companies that have price to earnings and price to book ratios below the market and that have above average dividend yields.  Barrow Hanley’s investment management approach may be described as contrarian in nature because it generally focuses on companies which are out of favor with other investors due to internal or external challenges judged to be short-term in nature.  Barrow Hanley’s process seeks to identify the reasons for a temporary undervaluation of a company’s shares and believes that value can be added through individual stock selection.

Barrow Hanley utilizes risk management tools in an effort to keep the Fund from becoming over-exposed to particular market segments.  Barrow Hanley is a “bottom-up” value manager meaning it analyzes the fundamentals of companies one at a time rather than focusing on broader market themes.  The Fund is non-diversified and may invest a significant percentage of its assets in the securities of a single company.

Barrow Hanley generally considers selling a security when it reaches fair value estimate, when earnings forecasts do not appear to justify the current price, when there has been or there is an expectation of an adverse change in the company’s fundamentals, or when other investment opportunities appear more attractive.

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As you can see from the chart above, the investment goals and principal investment strategies of the Fifth Third Disciplined Large Cap Value Fund and the Touchstone Value Fund are similar.  The Fifth Third Disciplined Large Cap Value Fund seeks long-term capital appreciation and the Touchstone Value Fund seeks long-term capital growth. Each Fund primarily invests in equity securities that the Funds’ portfolio managers believe are undervalued.  In addition, each Fund invests in large capitalization companies, although the Touchstone Value Fund may also invest in mid-cap companies.  Although not a principal investment strategy, the Touchstone Value Fund, like the Fifth Third Disciplined Large Cap Value Fund, may also engage in securities lending and may enter into temporary defensive positions.

There are, however, differences that you should consider.  Unlike the Fifth Third Disciplined Large Cap Value Fund, the Touchstone Value Fund does not seek current income as a secondary investment goal.  The Fifth Third Disciplined Large Cap Value Fund has adopted a non-fundamental policy to invest at least 80% of its assets in equity securities of large capitalization companies, which can be changed by the Fund upon 60 days’ prior notice to shareholders.  The Touchstone Value Fund has not adopted a similar policy; however, the Touchstone Value Fund primarily invests in large and mid-cap companies.  In contrast to the Fifth Third Disciplined Large Cap Value Fund, the Touchstone Value Fund may focus its investments in a particular sector.  In addition, the Touchstone Value Fund may invest in preferred stocks as part of its principal investment strategy while the Fifth Third Disciplined Large Cap Value Fund does not invest in preferred stocks as part of its principal investment strategy.  The Fifth Third Disciplined Large Cap Value Fund is classified as a “diversified company” under the 1940 Act.  In contrast, the Touchstone Value Fund is classified as a “non-diversified company” under the 1940 Act and may invest a significant percentage of its assets in the securities of a single company.   Non-diversified funds have fewer investments than diversified funds of comparable size.  Because non-diversified funds generally invest in a small number of issuers, they are more susceptible to any single economic, political or regulatory event affecting those issuers than diversified funds.

Fifth Third All Cap Value Fund and Touchstone Value Fund

	Fifth Third All Cap Value Fund	Touchstone Value Fund

Investment Goal	The Fund seeks a high level of total return (using a combination of capital appreciation and income).	The Fund seeks to provide investors with long-term capital growth.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of companies of all capitalizations.  Equity securities in which the Fund invests consist of common stock and securities convertible into common stock of companies with market capitalizations of any size.

The Fund seeks to outperform the Russell 3000® Value Index over a long-term investment horizon. FTAM seeks to invest in companies that it considers to be “statistically cheap” (based on factors which may include, for example, low ratio of price to earnings, price to cash flow, price to book value, and price to sales). FTAM also looks for companies that it believes are undervalued relative to their earning power and long term earnings growth prospects, adjusted for risk. FTAM may filter less attractive companies by analyzing cash flows, evaluating financial strength, performing normalized earnings analysis, review of purchase and sale activity in company shares by company executives, and through fundamental analysis. Ideally, attractive companies will have a positive catalyst (e.g., new products, management changes, acquisition, etc.).

The Fund normally invests in equity securities of large and mid-cap companies (generally, companies with market capitalizations of approximately $2.5 billion or above) that the Fund’s sub-advisor, Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”) believes are undervalued.  Equity securities include common and preferred stocks.

Barrow Hanley uses traditional methods of stock selection – research and analysis – to identify securities it believes are undervalued and searches for companies that have price to earnings and price to book ratios below the market and that have above average dividend yields.  Barrow Hanley’s investment management approach may be described as contrarian in nature because it generally focuses on companies which are out of favor with other investors due to internal or external challenges judged to be short-term in nature.  Barrow Hanley’s process seeks to identify the reasons for a temporary undervaluation of a company’s shares and believes that value can be added through individual stock selection.

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Fifth Third All Cap Value Fund	Touchstone Value Fund

FTAM also utilizes a strict sell discipline and may consider selling a security when: it becomes fully valued or less attractive; one of the Fund’s holdings has performed well and reached or approached FTAM’s price target; a company fails to pass FTAM’s investment screens; or there is deterioration in a company’s fundamentals, management or financial reporting.

FTAM will look to manage risk through several strategies, which will typically include maintaining minimum and maximum sector weightings relative to the Russell 3000 Value Index and monitoring risk statistics relative to the Russell 3000 Value Index.

The Fund may engage in securities lending. When FTAM believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment goal.

Barrow Hanley utilizes risk management tools in an effort to keep the Fund from becoming over-exposed to particular market segments.  Barrow Hanley is a “bottom-up” value manager meaning it analyzes the fundamentals of companies one at a time rather than focusing on broader market themes.  The Fund is non-diversified and may invest a significant percentage of its assets in the securities of a single company.

Barrow Hanley generally considers selling a security when it reaches fair value estimate, when earnings forecasts do not appear to justify the current price, when there has been or there is an expectation of an adverse change in the company’s fundamentals, or when other investment opportunities appear more attractive.

As you can see from the chart above, the investment goals and principal investment strategies of the Fifth Third All Cap Value Fund and the Touchstone Value Fund are similar. The Fifth Third All Cap Value Fund seeks a high level of total return (using a combination of capital appreciation and income) and the Touchstone Value Fund seeks long-term capital growth. Each Fund primarily invests in equity securities that the Funds’ portfolio managers believe are undervalued.  Although not a principal investment strategy, the Touchstone Value Fund, like the Fifth Third All Cap Value Fund, may also engage in securities lending and may enter into temporary defensive positions.

There are, however, differences that you should consider.  Unlike the Fifth Third All Cap Value Fund, the Touchstone Value Fund does not seek income as part of its investment goal.  The Fifth Third All Cap Value Fund has adopted a non-fundamental policy to invest at least 80% of its assets in equity securities of companies of all capitalizations, which can be changed by the Fund upon 60 days’ prior notice to shareholders.  The Touchstone Value Fund has not adopted a similar policy and primarily invests in large and mid-cap companies.  Unlike the Fifth Third All Cap Value Fund, the Touchstone Value Fund does not invest in convertible securities as part of its principal investment strategy.  However, the Touchstone Value Fund may invest in convertible securities as a non-principal investment strategy.  In addition, the Touchstone Value Fund may invest in preferred stocks as part of its principal investment strategy while the Fifth Third All Cap Value Fund does not invest in preferred stocks as part of its principal investment strategy.  In contrast to the Fifth Third All Cap Value Fund, the Touchstone Value Fund may focus its investments in a particular sector.  The Fifth Third All Cap Value Fund is classified as a “diversified company” under the 1940 Act.  In contrast, the Touchstone Value Fund is classified as a “non-diversified company” under the 1940 Act and may invest a significant percentage of its assets in the securities of a single company.  Non-diversified funds have fewer investments than diversified funds of comparable size.  Because non-diversified funds generally invest in a small number of issuers, they are more susceptible to any single economic, political or regulatory event affecting those issuers than diversified funds.

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Fifth Third High Yield Bond Fund and Touchstone High Yield Fund

	Fifth Third High Yield Bond Fund	Touchstone High Yield Fund

Investment Goal	The Fund seeks a high level of income. Capital appreciation is a secondary objective.	The Fund seeks to achieve a high level of income as its main goal. Capital appreciation is a secondary consideration.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its assets in non-investment grade debt securities. The Fund generally invests in non-investment grade debt securities of domestic corporations. Non-investment grade securities are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor’s and Ba or lower by Moody’s). These securities are often referred to as “junk bonds” and are considered speculative. The Fund expects to hold securities with an average maturity of between 6 and 10 years, but the holding period average may vary between 4 and 12 years.

In selecting portfolio securities, the Fund’s investment sub-advisor analyzes the overall investment opportunities and risks in different industry sectors focusing on those industries that exhibit stability and predictability. Having developed certain industry biases resulting from the current macroeconomic environment, the investment sub-advisor implements a process of elimination through which certain types of securities are removed from the list of initially selected securities due to their structure. The investment sub-advisor then conducts a rigorous credit selection process in order to identify securities that offer attractive investment opportunities. Once a security has been purchased, the credit analysis process is re-applied to each individual security in the Fund’s portfolio on a periodic basis or as new information becomes available to determine whether or not to keep a security in the Fund’s portfolio.

The Fund may engage in securities lending.  When the investment sub-advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment goal.

The Fund normally invests at least 80% of its net assets (including borrowings for investment purposes) in non-investment grade debt securities. Shareholders will be provided with at least 60 days’ prior notice of any change in this policy. Non-investment grade debt securities are securities that are rated less than a BBB-/Baa3 rating by Moody’s Investors Service, Standard & Poor’s Ratings Group or Fitch Ratings or are otherwise unrated and determined by the sub-advisor to be of comparable quality. The Fund generally invests in non-investment grade debt securities of domestic corporations. Non-investment grade debt securities are often referred to as “junk bonds” and are considered speculative. The Fund expects to have a dollar weighted maturity of 5 to 6 years.

In selecting securities for the Fund, the sub-advisor, Fort Washington Investment Advisors, Inc. (“Fort Washington”), analyzes the overall investment opportunities and risks in different industry sectors focusing on those industries that exhibit stability and predictability. Having developed certain industry biases resulting from the current macroeconomic environment, Fort Washington implements a process of elimination through which certain types of securities are removed from the list of initially selected securities due to their structure. The next step is to apply a rigorous credit selection process in order to identify securities that offer attractive investment opportunities. Once a security has been purchased, the credit analysis process is re-applied to each individual security in the Fund’s portfolio on a periodic basis or as new information becomes available to determine whether or not to keep a security in the Fund’s portfolio.

As you can see from the chart above, the investment goals and the principal investment strategies of the Funds are substantially the same.  Although not a principal investment strategy, the Touchstone High Yield Fund, like the Fifth Third High Yield Bond Fund, may also engage in securities lending and may enter into temporary defensive positions.

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Fifth Third Short Term Bond Fund and Touchstone Ultra Short Duration Fixed Income Fund

	Fifth Third Short Term Bond Fund	Touchstone Ultra Short Duration Fixed Income Fund

Investment Goal	The Fund seeks current income.	The Fund seeks maximum total return consistent with the preservation of capital.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its assets in bonds. The bonds in which the Fund invests typically include corporate debt securities, mortgage-backed securities, asset-backed securities, and U.S. Government debt securities.

U.S. Government securities (or bonds) include debt securities issued or guaranteed as to principal and interest by the U.S. Treasury and obligations issued by U.S. Government-sponsored enterprises (“GSEs”), which may be agencies or instrumentalities of the U.S. Government, the securities of which are not issued or guaranteed as to principal and interest by the U.S. Treasury. U.S. Government securities that are guaranteed and insured by the full faith and credit of the U.S. Treasury include U.S. Treasury securities and securities issued by the Government National Mortgage Association (Ginnie Mae) and the Small Business Administration (SBA). U.S. Government securities issued by GSEs the securities of which are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury but which have the ability to borrow from the Treasury include Federal Home Loan Bank (FHLB), Student Loan Marketing Association (Sallie-Mae), Tennessee Valley Authority (TVA), Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac). Federal Farm Credit Bank (FFCB) is a GSE that issues securities that are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury and which has no ability to borrow from the Treasury.

While there are different degrees of credit quality, U.S. Government securities and securities issued by GSEs generally are considered to be of higher quality than other types of securities.

The Fund will maintain a dollar-weighted average portfolio maturity of less than three years. While maturity and credit quality are the most important investment factors, the Fund also considers current yield, yield to maturity and potential for capital gain. The Fund may consider selling a security if it falls below the minimum credit quality required for purchase.

The Fund invests, under normal market conditions, at least 80% of its assets in fixed income securities. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days’ prior notice to shareholders. The Fund invests in a diversified portfolio of securities of different maturities including U.S. Treasury securities, U.S. government agency securities, securities of U.S. government-sponsored enterprises, corporate bonds, mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities, municipal bonds and repurchase agreements. The Fund invests only in investment grade debt securities and does not invest in non-investment grade (i.e., “high yield”) debt securities. Investment grade debt securities are those having a rating of BBB-/Baa3 or higher from a major rating agency or, if a rating is not available, deemed to be of comparable quality by the sub-advisor, Fort Washington Investment Advisors, Inc. (“Fort Washington”).

In selecting investments for the Fund, Fort Washington chooses fixed income securities that it believes are attractively priced relative to the market or to similar instruments. In addition, Fort Washington considers the “effective duration” of the Fund’s entire portfolio. Effective duration is a measure of a security’s price volatility or the risk associated with changes in interest rates. While the Fund may invest in securities with any maturity or duration, Fort Washington seeks to maintain an effective duration for the Fund of one year or less under normal market conditions. The Fund may engage in frequent and active trading of securities as a part of its principal investment strategy.

14

Fifth Third Short Term Bond Fund	Touchstone Ultra Short Duration Fixed Income Fund

The Fund reserves the right to invest up to 20% of its assets in other securities, such as high yield securities, foreign bonds, and money market instruments. FTAM may actively manage the Fund’s sector weightings and duration to attempt to capture excess returns, as related to the Fund’s benchmark.

FTAM may consider selling one of the Fund’s holdings when a deterioration in a company’s creditworthiness is detected, an individual security comprises too large of a position in the portfolio, a security’s valuations are no longer attractive or the intended profit has been realized, or a better opportunity arises.

The Fund may enter into futures contracts to gain exposure to, or hedge against changes in the value of interest rates or foreign currencies. The Fund may enter into interest rate, total return, credit default, and other forms of swap agreements to manage its exposure to interest rates and credit risk.

The Fund may engage in securities lending. When FTAM believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments and may shorten its dollar-weighted average maturity below its normal range. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment goal.

As you can see from the chart above, the investment goals and principal investment strategies of the Fifth Third Short Term Bond Fund and the Touchstone Ultra Short Duration Fixed Income Fund are similar.  The Fifth Third Short Term Bond Fund seeks current income while the Touchstone Ultra Short Duration Fixed Income Fund seeks maximum total return consistent with the preservation of capital.

Under normal circumstances, the Fifth Third Short Term Bond Fund invests at least 80% of its assets in bonds.  Similarly, the Touchstone Ultra Short Duration Fixed Income Fund invests, under normal market conditions, at least 80% of its assets in fixed income securities. Each Fund’s stated 80% policy is a non-fundamental investment policy that can be changed by the Fund upon 60 days’ prior notice to shareholders.  Both Funds invest in similar types of fixed income securities, such as U.S. government debt securities, mortgage backed securities, asset-backed securities and corporate bonds.  Although not a principal investment strategy, the Touchstone Ultra Short Duration Fixed Income Fund, like the Fifth Third Short Term Bond Fund, may also engage in securities lending and may enter into temporary defensive positions.

There are, however, differences that you should consider.  Unlike the Fifth Third Short Term Bond Fund, the Touchstone Ultra Short Duration Fixed Income Fund may also invest in municipal securities and repurchase agreements as part of its principal investment strategy.  The Touchstone Ultra Short Duration Fixed Income Fund only invests in investment grade debt securities and does not invest in non-investment grade debt securities.  However, the Fifth Third Short Term Bond Fund may invest up to 20% of its assets in non-investment grade debt securities.

15

While the Touchstone Ultra Short Duration Fixed Income Fund may invest in securities with any maturity or duration, the Fund’s sub-advisor seeks to maintain an effective duration for the Fund of one year or less under normal market conditions.  In contrast, the Fifth Third Short Term Bond Fund will maintain a dollar-weighted average portfolio maturity of less than three years.  Duration is a measure of the expected life, taking into account any prepayment or call features of the security, of a fixed income security that is used to determine the price sensitivity of the security for a given change in interest rates. Specifically, duration is the change in the value of a fixed income security that will result from a 1% change in interest rates, and generally is stated in years.  Maturity, on the other hand, is the date on which a fixed income security becomes due for payment of principal.

Unlike the Fifth Third Short Term Bond Fund, the Touchstone Ultra Short Duration Fixed Income Fund does not invest in foreign bonds, future contracts and swap agreements as part of its principal investment strategy.  As a non-principal investment strategy, the Touchstone Ultra Short Duration Fixed Income Fund may invest in dollar-denominated bonds issued by foreign banks or companies (Yankee Bonds), but will not invest in bonds issued in foreign currencies.  In addition, the Touchstone Ultra Short Duration Fixed Income Fund may invest in futures, options and swaps as a non-principal investment strategy.

Fifth Third Total Return Bond Fund and Touchstone Core Bond Fund

	Fifth Third Total Return Bond Fund	Touchstone Core Bond Fund

Investment Goal	The Fund seeks high current income. Capital growth is a secondary objective.	The Fund seeks to provide as high a level of current income as is consistent with the preservation of capital. Capital appreciation is a secondary goal.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its assets in bonds. The bonds in which the Fund invests may include U.S. Government securities and corporate debt securities, including mortgage-backed securities. Corporate bonds are rated as investment grade. Investment grade securities are securities rated in the BBB major rating category or higher by Standard & Poor’s, or in the Baa major rating category or higher by Moody’s, or their unrated equivalents.

The Fund is managed for growth of capital but with less volatility than a bond fund investing in lower quality securities. In selecting bond securities, FTAM considers, among other things, the remaining maturity, the stated interest rate, the price of the security, the financial condition of the issuer, and the issuer’s prospects for long-term growth of earnings and revenues.

U.S. Government securities (or bonds) include debt securities issued or guaranteed as to principal and interest by the U.S. Treasury and obligations issued by U.S. Government-sponsored enterprises (“GSEs”), which may be agencies or instrumentalities of the U.S. Government, the securities of which are not issued or guaranteed as to principal and interest by the U.S. Treasury. While there are different degrees of credit quality, all U.S. Government securities and securities issued by GSEs generally are considered highly creditworthy.

The Fund reserves the right to invest up to 20% of its assets in other securities, such as high yield securities, foreign bonds, and money market instruments.

The Fund normally invests at least 80% of its net assets (including borrowings for investment purposes) in bonds. Bonds include mortgage-related securities, asset-backed securities, government securities and corporate debt securities. Shareholders will be provided with at least 60 days’ prior notice of any change in this policy. The Fund expects to have an average effective maturity of between 5 and 15 years. The Fund invests at least 80% of its total assets in investment-grade debt securities, but may invest up to 20% of its total assets in non-investment grade debt securities rated less than a BBB-/Baa3 rating by Moody’s Investors Service, Standard & Poor’s Ratings Group or Fitch Ratings. Non-investment grade debt securities are often referred to as “junk bonds” and are considered speculative.

In deciding what securities to buy and sell for the Fund, the sub-advisor, Fort Washington Investment Advisors, Inc. (“Fort Washington”), analyzes the overall investment opportunities and risks in different sectors of the debt securities markets by focusing on maximizing total return while reducing volatility of the Fund’s portfolio. Fort Washington follows a disciplined sector allocation process in order to build a broadly diversified portfolio of bonds.  The Fund may engage in frequent and active trading as part of its principal investment strategy.

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Fifth Third Total Return Bond Fund	Touchstone Core Bond Fund

Although FTAM considers the Fund to be a long maturity bond fund, the Fund has no restrictions on its maturity or duration. FTAM may, from time to time, shorten or lengthen the duration of the Fund’s portfolio to protect principal in the event of rising or falling interest rates. In addition, FTAM may adjust the Fund’s sector weightings and duration to attempt to capture additional returns relative to the Fund’s benchmark.

The Fund may engage in securities lending. The Fund may enter into futures contracts to gain exposure to, or hedge against changes in the value of interest rates or foreign currencies. The Fund may enter into interest rate, total return, credit default, and other forms of swap agreements to manage its exposure to interest rates and credit risk.

FTAM may consider selling one of the Fund’s holdings when a deterioration in a company’s creditworthiness is detected, an individual security comprises too large of a position in the portfolio, a security’s valuations are no longer attractive or the intended profit has been realized, or a better opportunity arises.

When FTAM believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment goal.

As you can see from the chart above, the investment goals and principal investment strategies of the Fifth Third Total Return Bond Fund and the Touchstone Core Bond Fund are similar. Under normal circumstances, both Funds invest at least 80% of their net assets in bonds.  Each Fund’s stated 80% policy is a non-fundamental investment policy that can be changed by the Fund upon 60 days’ prior notice to shareholders.  Both Funds invest in similar types of fixed income securities, such as U.S. government securities, mortgage backed securities and corporate bonds.  Both Funds may also invest up to 20% of their assets in non-investment grade debt securities.  Although not a principal investment strategy, the Touchstone Core Bond Fund, like the Fifth Third Total Return Bond Fund, may also engage in securities lending and enter into temporary defensive positions.  In addition, the Fifth Third Total Return Bond Fund reserves the right to invest up to 20% of its assets in other securities, such as foreign bonds.  As a non-principal investment strategy, the Touchstone Core Bond Fund may invest up to 20% of its total assets in debt securities denominated in foreign currencies.

There are, however, differences that you should consider.  Although both Funds invest in mortgage-backed securities, the Touchstone Core Bond Fund may also invest in other types of mortgage related securities, such as adjustable rate mortgage securities and collateralized mortgage obligations.  Unlike the Fifth Third Total Return Bond Fund, the Touchstone Core Bond Fund does not invest in future contracts and swap agreements as part of its principal investment strategy.  As a non-principal investment strategy, the Touchstone Core Bond Fund may invest its assets in futures and swaps.  Although FTAM considers the Fifth Third Total Return Bond Fund to be a long maturity bond fund, the Fifth Third Total Return Bond Fund has no restrictions on its maturity or duration.  In contrast, the Touchstone Core Bond Fund expects to have an average effective maturity of between 5 and 15 years.

17

Fifth Third LifeModel Aggressive FundSM and Touchstone Growth Allocation Fund

	Fifth Third LifeModel Aggressive FundSM		Touchstone Growth Allocation Fund
Investment Goal	The Fund seeks long-term capital appreciation by investing primarily in a diversified group of Fifth Third Funds which invest primarily in equity securities.		The Fund seeks to provide investors with capital appreciation.
Principal Investment Strategies
The Fund is a “fund of funds.” The Fund’s investment strategy is to invest in a diversified group of Fifth Third Funds Institutional shares. The Fund’s investment return is diversified by its investment in the underlying Fifth Third Funds which invest in growth and value stocks, foreign securities, debt securities and cash or cash equivalents.

Under normal circumstances, the Fund is diversified between stocks and bonds, with a very heavy emphasis on stocks:
●     From 80% to 100% of the Fund’s net assets will be invested in Fifth Third equity funds.
●     Up to 20% of the Fund’s net assets will be invested in Fifth Third bond funds.
●     Up to 10% of the Fund’s net assets will be invested in Fifth Third money market funds.

The Fund invests its assets in the underlying Fifth Third Funds within the following ranges:

The Fund is a “fund of funds,” which seeks to achieve its investment goal by primarily investing in a diversified portfolio of affiliated underlying equity and fixed-income Touchstone Funds (although a portion of its assets may be invested in cash, cash equivalents, or in money market funds).  These affiliated underlying Touchstone Funds, in turn, invest in a variety of U.S. and foreign equity and fixed-income securities.

The following table details, under normal circumstances, how the Fund expects to allocate its assets among equity and fixed-income Touchstone Funds.

    Equity Fund              Fixed-Income Fund
     Allocation                       Allocation

       90-100%                             0-10%

The Fund’s sub-advisor, Ibbotson Associates, Inc. (“Ibbotson”), seeks to develop an optimal model allocation among underlying Touchstone Funds using an analysis that looks at forecasted returns, standard deviations in historical returns, and the correlation of the performance of different market sectors.  The Fund may invest between 0-45% of its assets in any individual underlying fund.

Ibbotson and the Fund’s investment advisor, Touchstone Advisors, agree from time to time upon the universe of underlying funds that Ibbotson may consider when making allocation decisions.  Ibbotson’s analysis in selecting and weighting the underlying funds from that universe includes historical returns-based style analysis, holdings-based style analysis, manager interviews, relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and historical volatility (the variability of returns from one period to the next).  When considering equity funds, Ibbotson focuses on the underlying funds’ foreign and domestic exposure, market capitalization ranges, use of derivative strategies, and investment style (growth vs. value).  When considering fixed-income funds, Ibbotson’s primary focus is the overall level of risk in the type of fixed income securities in which the underlying funds invest and on maximizing current income and long-term capital growth.

	Fund Name	Percentage of Fund Holdings
	Mid Cap Growth Fund	0-50%
	Quality Growth Fund	0-50%
	Small Cap Value Fund	0-50%
	All Cap Value Fund	0-50%
	Disciplined Large Cap Value Fund	0-50%
	International Equity Fund	0-25%
	Strategic Income Fund	0-20%
	High Yield Bond Fund	0-20%
	Total Return Bond Fund	0-20%
	Short Term Bond Fund	0-20%
	Institutional Money Market Fund	0-10%
	U.S. Treasury Money Market Fund	0-10%

FTAM actively manages the allocations in the portfolio based on current market and economic conditions. Changes in these conditions often lead to adjustments in the portfolio’s fund weightings.

When FTAM believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment goal.

18

Fifth Third LifeModel Aggressive FundSM	Touchstone Growth Allocation Fund

Ibbotson, subject to approval by Touchstone Advisors, may change the Fund’s target allocation to each asset class, the underlying funds in each asset class (including adding or deleting underlying funds), or target allocations to each underlying fund without prior approval from or notice to shareholders.

Decisions to sell shares of the underlying funds are made to adjust an underlying fund’s target allocation based on Ibbotson’s view of the Fund’s characteristics and other allocation criteria, for cash flow resulting from redemptions, or as a result of periodic rebalancing of the Fund’s holdings.

As you can see from the chart above, the investment goals and principal investment strategies of the Fifth Third LifeModel Aggressive FundSM and the Touchstone Growth Allocation Fund are similar.  Each Fund seeks capital appreciation through investments in affiliated equity and fixed income underlying funds, primarily underlying equity funds. Although not a principal investment strategy, the Touchstone Growth Allocation Fund, like the Fifth Third LifeModel Aggressive FundSM, may also enter into temporary defensive positions.

There are, however, differences that you should consider.  As noted in the chart above, each Fund’s allocation among asset classes and the underlying funds varies.  In addition, the underlying funds in which each Fund invests are different.  The Touchstone Growth Allocation Fund invests in affiliated Touchstone Funds while the Fifth Third LifeModel Aggressive Fund SM invests in affiliated Fifth Third Funds.  For information on the affiliated underlying funds in which the Touchstone Growth Allocation Fund invests, including the investment goals and principal investments of the underlying funds, please see the section entitled “Additional Information Regarding the Underlying Funds” in Exhibit D to this Prospectus/Proxy Statement.

Fifth Third LifeModel Moderately Aggressive FundSM and Touchstone Moderate Growth Allocation Fund

	Fifth Third LifeModel Moderately Aggressive FundSM	Touchstone Moderate Growth Allocation Fund

Investment Goal	The Fund seeks long-term capital appreciation and growth of income by investing primarily in a diversified group of Fifth Third Funds which invest primarily in equity securities.	The Fund seeks to provide investors with capital appreciation.

Principal Investment Strategies
The Fund is a “fund of funds.” The Fund’s investment strategy is to invest in a diversified group of Fifth Third Funds Institutional shares. The Fund’s investment return is diversified by its investment in the underlying Fifth Third Funds which invest in growth and value stocks, foreign securities, debt securities and cash or cash equivalents.

The Fund is a “fund of funds,” which seeks to achieve its investment goal by primarily investing in a diversified portfolio of affiliated underlying equity and fixed-income Touchstone Funds (although a portion of its assets may be invested in cash, cash equivalents, or in money market funds).  These affiliated underlying Touchstone Funds, in turn, invest in a variety of U.S. and foreign equity and fixed-income securities.

19

Fifth Third LifeModel Moderately Aggressive FundSM		Touchstone Moderate Growth Allocation Fund

Under normal circumstances, the Fund is diversified between stocks and bonds, with a moderately heavy emphasis on stocks:
●     From 60% to 80% of the Fund’s net assets will be invested in Fifth Third equity funds.
●     From 20% to 40% of the Fund’s net assets will be invested in Fifth Third bond funds.
●     Up to 10% of the Fund’s net assets will be invested in Fifth Third money market funds.

The Fund invests its assets in the underlying Fifth Third Funds within the following ranges:

The following table details, under normal circumstances, how the Fund expects to allocate its assets among equity and fixed-income Touchstone Funds.

   Equity Fund                      Fixed-Income Fund
     Allocation                               Allocation

       70–90%                                     10–30%

The Fund’s sub-advisor, Ibbotson Associates, Inc. (“Ibbotson”), seeks to develop an optimal model allocation among underlying funds using an analysis that looks at forecasted returns, standard deviations in historical returns, and the correlation of the performance of different market sectors.  The Fund may invest between 0–45% of its assets in any individual underlying fund.

Ibbotson and the Fund’s investment advisor, Touchstone Advisors, agree from time to time upon the universe of underlying funds that Ibbotson may consider when making allocation decisions.  Ibbotson’s analysis in selecting and weighting the underlying funds from that universe includes historical returns-based style analysis, holdings-based style analysis, manager interviews, relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and historical volatility (the variability of returns from one period to the next).  When considering equity funds, Ibbotson focuses on the underlying funds’ foreign and domestic exposure, market capitalization ranges, use of derivative strategies, and investment style (growth vs. value).  When considering fixed-income funds, Ibbotson’s primary focus is the overall level of risk in the type of fixed income securities in which the underlying funds invest and on maximizing current income and long-term capital growth.

Ibbotson, subject to approval by Touchstone Advisors, may change the Fund’s target allocation to each asset class, the underlying funds in each asset class (including adding or deleting underlying funds), or target allocations to each underlying fund without prior approval from or notice to shareholders.

Decisions to sell shares of the underlying funds are made to adjust an underlying fund’s target allocation based on Ibbotson’s view of the Fund’s characteristics and other allocation criteria, for cash flow resulting from redemptions, or as a result of periodic rebalancing of the Fund’s holdings.

Fund Name	Percentage of Fund Holdings
Mid Cap Growth Fund	0–40%
Quality Growth Fund	0–40%
Small Cap Value Fund	0–40%
All Cap Value Fund	0–40%
Disciplined Large Cap Value Fund	0–40%
International Equity Fund	0–20%
Strategic Income Fund	0–20%
High Yield Bond Fund	0–20%
Total Return Bond Fund	0–30%
Short Term Bond Fund	0–30%
Institutional Money Market Fund	0–10%

FTAM actively manages the allocations in the portfolio based on current market and economic conditions. Changes in these conditions often lead to adjustments in the portfolio’s fund weightings.

When FTAM believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment goal.

20

As you can see from the chart above, the investment goals and principal investment strategies of the Fifth Third LifeModel Moderately Aggressive FundSM and the Touchstone Moderate Growth Allocation Fund are similar.  Each Fund seeks capital appreciation through investments in affiliated underlying equity and fixed income funds, primarily underlying equity funds. Although not a principal investment strategy, the Touchstone Moderate Growth Allocation Fund, like the Fifth Third LifeModel Moderately Aggressive FundSM, may also enter into temporary defensive positions.

There are, however, differences that you should consider.  Unlike the Touchstone Moderate Growth Allocation Fund, the Fifth Third LifeModel Moderately Aggressive FundSM seeks growth of income as part of its investment goal.  As noted in the chart above, each Fund’s allocation among asset classes and the underlying funds varies.  In addition, the underlying funds in which each Fund invests are different.  The Touchstone Moderate Growth Allocation Fund invests in affiliated Touchstone Funds while the Fifth Third LifeModel Moderately Aggressive FundSM invests in affiliated Fifth Third Funds.  For information on the affiliated underlying funds in which the Touchstone Moderate Growth Allocation Fund invests, including the investment goals and principal investments of the underlying funds, please see the section entitled “Additional Information Regarding the Underlying Funds” in Exhibit D to this Prospectus/Proxy Statement.

Fifth Third LifeModel Moderate FundSM and Touchstone Balanced Allocation Fund

	Fifth Third LifeModel Moderate FundSM	Touchstone Balanced Allocation Fund

Investment Goal
The Fund seeks high total return consistent with the preservation of capital by investing primarily in a diversified group of Fifth Third Funds which invest primarily in equity and fixed income securities.

The Fund seeks to provide investors with capital appreciation and current income.

Principal Investment Strategies
The Fund is a “fund of funds.” The Fund’s investment strategy is to invest in a diversified group of Fifth Third Funds Institutional shares. The Fund’s investment return is diversified by its investment in the underlying Fifth Third Funds which invest in growth and value stocks, foreign securities, debt securities and cash or cash equivalents.

Under normal circumstances, the Fund is diversified between stocks and bonds:
●     From 40% to 60% of the Fund’s net assets will be invested in Fifth Third equity funds.
●     From 40% to 60% of the Fund’s net assets will be invested in Fifth Third bond funds.
●     Up to 15% of the Fund’s net assets will be invested in Fifth Third money market funds.

The Fund is a “fund of funds,” which seeks to achieve its investment goal by primarily investing in a diversified portfolio of affiliated underlying equity and fixed-income Touchstone Funds (although a portion of its assets may be invested in cash, cash equivalents, or in money market funds).  These affiliated underlying Touchstone Funds, in turn, invest in a variety of U.S. and foreign equity and fixed-income securities.

The following table details, under normal circumstances, how the Fund expects to allocate its assets among equity and fixed-income Touchstone Funds.

   Equity Fund                  Fixed-Income Fund
     Allocation                           Allocation

       50–70%                                 30–50%

The Fund’s sub-advisor, Ibbotson Associates, Inc. (“Ibbotson”), seeks to develop an optimal model allocation among underlying funds using an analysis that looks at forecasted returns, standard deviations in historical returns, and the correlation of the performance of different market sectors.  The Fund may invest between 0–45% of its assets in any individual underlying fund.

21

Fifth Third LifeModel Moderate FundSM		Touchstone Balanced Allocation Fund
The Fund invests its assets in the underlying Fifth Third Funds within the following ranges:

Ibbotson and the Fund’s investment advisor, Touchstone Advisors, agree from time to time upon the universe of underlying funds that Ibbotson may consider when making allocation decisions.  Ibbotson’s analysis in selecting and weighting the underlying funds from that universe includes historical returns-based style analysis, holdings-based style analysis, manager interviews, relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and historical volatility (the variability of returns from one period to the next).  When considering equity funds, Ibbotson focuses on the underlying funds’ foreign and domestic exposure, market capitalization ranges, use of derivative strategies, and investment style (growth vs. value).  When considering fixed-income funds, Ibbotson’s primary focus is the overall level of risk in the type of fixed income securities in which the underlying funds invest and on maximizing current income and long-term capital growth.

Ibbotson, subject to approval by Touchstone Advisors, may change the Fund’s target allocation to each asset class, the underlying funds in each asset class (including adding or deleting underlying funds), or target allocations to each underlying fund without prior approval from or notice to shareholders.

Decisions to sell shares of the underlying funds are made to adjust an underlying fund’s target allocation based on Ibbotson’s view of the Fund’s characteristics and other allocation criteria, for cash flow resulting from redemptions, or as a result of periodic rebalancing of the Fund’s holdings.

Fund Name	Percentage of Fund Holdings
Mid Cap Growth Fund	0–30%
Quality Growth Fund	0–30%
Small Cap Value Fund	0–30%
All Cap Value Fund	0–30%
Disciplined Large Cap Value Fund	0–30%
International Equity Fund	0–15%
Strategic Income Fund	0–20%
High Yield Bond Fund	0–20%
Total Return Bond Fund	0–40%
Short Term Bond Fund	0–40%
Institutional Money Market Fund	0–15%
U.S. Treasury Money Market Fund	0–15%

FTAM actively manages the allocations in the portfolio based on current market and economic conditions. Changes in these conditions often lead to adjustments in the portfolio’s fund weightings.

When FTAM believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment goal.

As you can see from the chart above, the investment goals and principal investment strategies of the Fifth Third LifeModel Moderate FundSM and the Touchstone Balanced Allocation Fund are similar.  Each Fund invests in affiliated underlying equity and fixed income funds.  Although not a principal investment strategy, the Touchstone Balanced Allocation Fund, like the Fifth Third LifeModel Moderate FundSM, may also enter into temporary defensive positions.

There are, however, differences that you should consider.  The Fifth Third LifeModel Moderate FundSM seeks high total return consistent with the preservation of capital while the Touchstone Balanced Allocation Fund seeks capital appreciation and current income.  As noted in the chart above, each Fund’s allocation among asset classes and the underlying funds varies.  In addition, the underlying funds in which each Fund invests are different.  The Touchstone Balanced Allocation Fund invests in affiliated Touchstone Funds while the Fifth Third LifeModel Moderate FundSM invests in affiliated Fifth Third Funds.  For information on the affiliated underlying funds in which the Touchstone Balanced Allocation Fund invests, including the investment goals and principal investments of the underlying funds, please see the section entitled “Additional Information Regarding the Underlying Funds” in Exhibit D to this Prospectus/Proxy Statement.

22

Fifth Third LifeModel Moderately Conservative FundSM and Touchstone Conservative Allocation Fund

	Fifth Third LifeModel Moderately Conservative FundSM		Touchstone Conservative Allocation Fund

Investment Goal	The Fund seeks income and capital appreciation by investing primarily in a diversified group of Fifth Third Funds which invest primarily in fixed income and equity securities.		The Fund seeks to provide investors with current income and preservation of capital.
Principal Investment Strategies

The Fund is a “fund of funds.” The Fund’s investment strategy is to invest in a diversified group of Fifth Third Funds Institutional shares. The Fund’s investment return is diversified by its investment in the underlying Fifth Third Funds which invest in debt securities, growth and value stocks, foreign securities and cash or cash equivalents.

Under normal circumstances, the Fund is diversified between stocks and bonds, with an emphasis on bonds:
●     From 50% to 70% of the Fund’s net assets will be invested in Fifth Third bond funds.
●     From 30% to 50% of the Fund’s net assets will be invested in Fifth Third equity funds.
●    Up to 20% of the Fund’s net assets will be invested in Fifth Third money market funds.

The Fund invests its assets in the underlying Fifth Third Funds within the following ranges:

The Fund is a “fund of funds,” which seeks to achieve its investment goal by primarily investing in a diversified portfolio of affiliated underlying equity and fixed-income Touchstone Funds (although a portion of its assets may be invested in cash, cash equivalents, or in money market funds).  These affiliated underlying Touchstone Funds, in turn, invest in a variety of U.S. and foreign equity and fixed-income securities.

The following table details, under normal circumstances, how the Fund expects to allocate its assets among equity and fixed-income Touchstone Funds.

   Equity Fund                      Fixed-Income Fund
     Allocation                               Allocation

       20–40%                                     60–80%

The Fund’s sub-advisor, Ibbotson Associates, Inc. (“Ibbotson”), seeks to develop an optimal model allocation among underlying  funds using an analysis that looks at forecasted returns, standard deviations in historical returns, and the correlation of the performance of different market sectors.  The Fund may invest between 0–45% of its assets in any individual underlying fund.

Ibbotson and the Fund’s investment advisor, Touchstone Advisors, agree from time to time upon the universe of underlying funds that Ibbotson may consider when making allocation decisions.  Ibbotson’s analysis in selecting and weighting the underlying funds from that universe includes historical returns-based style analysis, holdings-based style analysis, manager interviews, relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and historical volatility (the variability of returns from one period to the next).  When considering equity funds, Ibbotson focuses on the underlying funds’ foreign and domestic exposure, market capitalization ranges, use of derivative strategies, and investment style (growth vs. value).  When considering fixed-income funds, Ibbotson’s primary focus is the overall level of risk in the type of fixed income securities in which the underlying funds invest and on maximizing current income and long-term capital growth.

	Fund Name	Percentage of Fund Holdings
	Mid Cap Growth Fund	0–25%
	Quality Growth Fund	0–25%
	Small Cap Value Fund	0–25%
	All Cap Value Fund	0–25%
	Disciplined Large Cap Value Fund	0–25%
	International Equity Fund	0–10%
	Strategic Income Fund	0–20%
	High Yield Bond Fund	0–20%
	Total Return Bond Fund	0–50%
	Short Term Bond Fund	0–50%
	Institutional Money Market Fund	0–20%
	U.S. Treasury Money Market Fund	0–20%

FTAM actively manages the allocations in the portfolio based on current market and economic conditions. Changes in these conditions often lead to adjustments in the portfolio’s fund weightings.

When FTAM believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment goal.

23

Fifth Third LifeModel Moderately Conservative FundSM	Touchstone Conservative Allocation Fund

Ibbotson, subject to approval by Touchstone Advisors, may change the Fund’s target allocation to each asset class, the underlying funds in each asset class (including adding or deleting underlying funds), or target allocations to each underlying fund without prior approval from or notice to shareholders.

Decisions to sell shares of the underlying funds are made to adjust an underlying fund’s target allocation based on Ibbotson’s view of the Fund’s characteristics and other allocation criteria, for cash flow resulting from redemptions, or as a result of periodic rebalancing of the Fund’s holdings.

As you can see from the chart above, the investment goals and principal investment strategies of the Fifth Third LifeModel Moderately Conservative FundSM and the Touchstone Conservative Allocation Fund are similar.  Each Fund invests in affiliated underlying fixed income and equity funds, primarily underlying fixed income funds.  Although not a principal investment strategy, the Touchstone Conservative Allocation Fund, like the Fifth Third LifeModel Moderately Conservative FundSM,  may also enter into temporary defensive positions.

There are, however, differences that you should consider.  The Fifth Third LifeModel Moderately Conservative FundSM seeks income and capital appreciation while the Touchstone Conservative Allocation Fund seeks current income and preservation of capital.  As noted in the chart above, each Fund’s allocation among asset classes and the underlying funds varies.  In addition, the underlying funds in which each Fund invests are different.  The Touchstone Conservative Allocation Fund invests in affiliated Touchstone Funds while the Fifth Third LifeModel Moderately Conservative FundSM invests in affiliated Fifth Third Funds.  For information on the affiliated underlying funds in which the Touchstone Conservative Allocation Fund invests, including the investment goals and principal investments of the underlying funds, please see the section entitled “Additional Information Regarding the Underlying Funds” in Exhibit D to this Prospectus/Proxy Statement.

Fifth Third LifeModel Conservative FundSM and Touchstone Conservative Allocation Fund

	Fifth Third LifeModel Conservative FundSM	Touchstone Conservative Allocation FundSM

Investment Goal	The Fund seeks income and capital appreciation by investing primarily in a diversified group of Fifth Third Funds which invest primarily in fixed income and equity securities.	The Fund seeks to provide investors with current income and preservation of capital.

Principal Investment Strategies	The Fund is a “fund of funds.” The Fund’s investment strategy is to invest in a diversified group of Fifth Third Funds Institutional shares. The Fund’s investment return is diversified by its investment in the underlying Fifth Third Funds which invest in debt securities, growth and value stocks, foreign securities, and cash or cash equivalents.

24

Fifth Third LifeModel Conservative FundSM		Touchstone Conservative Allocation FundSM

Under normal circumstances, the Fund is diversified between stocks and bonds, with a heavy emphasis on bonds:
●     From 70% to 90% of the Fund’s net assets will be invested in Fifth Third bond funds.
●     From 10% to 30% of the Fund’s net assets will be invested in Fifth Third equity funds.
●     Up to 20% of the Fund’s net assets will be invested in Fifth Third money market funds.

The Fund invests its assets in the underlying Fifth Third Funds within the following ranges:

The following table details, under normal circumstances, how the Fund expects to allocate its assets among equity and fixed-income Touchstone Funds.

   Equity Fund                      Fixed-Income Fund
     Allocation                               Allocation

       20–40%                                     60–80%

The Fund’s sub-advisor, Ibbotson Associates, Inc. (“Ibbotson”), seeks to develop an optimal model allocation among underlying funds using an analysis that looks at forecasted returns, standard deviations in historical returns, and the correlation of the performance of different market sectors.  The Fund may invest between 0–45% of its assets in any individual underlying fund.

Ibbotson and the Fund’s investment advisor, Touchstone Advisors, agree from time to time upon the universe of underlying funds that Ibbotson may consider when making allocation decisions.  Ibbotson’s analysis in selecting and weighting the underlying funds from that universe includes historical returns-based style analysis, holdings-based style analysis, manager interviews, relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and historical volatility (the variability of returns from one period to the next).  When considering equity funds, Ibbotson focuses on the underlying funds’ foreign and domestic exposure, market capitalization ranges, use of derivative strategies, and investment style (growth vs. value).  When considering fixed-income funds, Ibbotson’s primary focus is the overall level of risk in the type of fixed income securities in which the underlying funds invest and on maximizing current income and long-term capital growth.

Ibbotson, subject to approval by Touchstone Advisors, may change the Fund’s target allocation to each asset class, the underlying funds in each asset class (including adding or deleting underlying funds), or target allocations to each underlying fund without prior approval from or notice to shareholders.

Decisions to sell shares of the underlying funds are made to adjust an underlying fund’s target allocation based on Ibbotson’s view of the Fund’s characteristics and other allocation criteria, for cash flow resulting from redemptions, or as a result of periodic rebalancing of the Fund’s holdings.

Fund Name	Percentage of Fund Holdings
Mid Cap Growth Fund	0–15%
Quality Growth Fund	0–15%
Small Cap Value Fund	0–15%
All Cap Value Fund	0–15%
Disciplined Large Cap Value Fund	0–15%
International Equity Fund	0–5%
Strategic Income Fund	0–20%
High Yield Bond Fund	0–20%
Total Return Bond Fund	0–60%
Short Term Bond Fund	0–60%
Institutional Money Market Fund	0–20%
U.S. Treasury Money Market Fund	0–20%

FTAM actively manages the allocations in the portfolio based on current market and economic conditions. Changes in these conditions often lead to adjustments in the portfolio’s fund weightings.

When FTAM believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment goal.

25

As you can see from the chart above, the investment goals and principal investment strategies of the Fifth Third LifeModel Conservative FundSM and the Touchstone Conservative Allocation Fund are similar.  Each Fund invests in affiliated underlying fixed income and equity funds, primarily underlying fixed income funds.  Although not a principal investment strategy, the Touchstone Conservative Allocation Fund, like the Fifth Third LifeModel Conservative FundSM, may also enter into temporary defensive positions.

There are, however, differences that you should consider.  The Fifth Third LifeModel Conservative FundSM seeks income and capital appreciation while the Touchstone Conservative Allocation Fund seeks current income and preservation of capital.  As noted in the chart above, each Fund’s allocation among asset classes and the underlying funds varies.  In addition, the underlying funds in which each Fund invests are different.  The Touchstone Conservative Allocation Fund invests in affiliated Touchstone Funds while the Fifth Third LifeModel Conservative FundSM invests in affiliated Fifth Third Funds.  For information on the affiliated underlying funds in which the Touchstone Conservative Allocation Fund invests, including the investment goals and principal investments of the underlying funds, please see the section entitled “Additional Information Regarding the Underlying Funds” in Exhibit D to this Prospectus/Proxy Statement.

Fifth Third Micro Cap Value Fund and the Touchstone Micro Cap Value Fund

	Fifth Third Micro Cap Value Fund	Touchstone Micro Cap Value Fund

Investment Goal	The Fund seeks capital appreciation.	The Fund seeks capital appreciation.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of micro cap companies. Micro cap companies are those companies contained within the Russell Microcap® Value Index, or companies with similar size characteristics. As of September 30, 2011, the market capitalization of companies included in the Russell Microcap Value Index ranged from $11 million to $635 million. As of September 30, 2011, the average market capitalization range for companies contained within the Russell Microcap Value Index was approximately $236 million and the median market capitalization was approximately $130 million. Equity securities consist of common stock and securities convertible into common stock.

The Fund seeks to provide broad exposure to micro cap domestic equities and seeks to outperform the Russell Microcap Value Index over a long-term investment horizon. FTAM seeks to invest in companies that it considers to be “statistically cheap” (based on factors which may include, for example, low ratio of price to earnings, price to cash flow, price to book value, and price to sales). FTAM also looks for companies that it believes are undervalued relative to their earning power and long term earnings growth prospects, adjusted for risk. FTAM may filter less attractive companies by analyzing cash flows, evaluating financial strength, performing normalized earnings analysis and reviewing purchase and sale activity in company shares by company executives, and through fundamental analysis, which may include a review of assets, earnings, sales, products, markets, and

Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of micro cap companies. This is a non-fundamental policy that the Fund can change upon 60 days’ prior notice to shareholders. Micro cap companies are those companies contained within the Russell Microcap® Value Index, or companies with similar size characteristics at the time of initial purchase. As of September 30, 2011, the market capitalization of companies included in the Russell Microcap Value Index ranged from $11 million to $635 million. As of September 30, 2011, the average market capitalization range for companies contained within the Russell Microcap Value Index was approximately $236 million and the median market capitalization was approximately $130 million. The size of the companies in the Russell Microcap Value Index will change with market conditions. Equity securities consist of common stock and securities convertible into common stock.

The Fund seeks to provide broad exposure to micro cap domestic equities and seeks to outperform the Russell Microcap Value Index over a long-term investment horizon. The Fund’s sub-advisor, FTAM, seeks to invest in companies that it considers to be “statistically cheap” (based on factors which may include, for example, low ratio of price to earnings, price to cash flow, price to book value, and price to sales). FTAM also looks for companies that it believes are undervalued relative to their earning power and long term earnings growth prospects, adjusted for risk. FTAM may filter out less attractive companies by analyzing cash flows, evaluating financial strength,

26

Fifth Third Micro Cap Value Fund	Touchstone Micro Cap Value Fund

management, among other indicators. Ideally, after filtering out companies that do not meet FTAM’s criteria above, FTAM looks for companies that have a positive catalyst (e.g., new products, management changes, acquisition, etc.).

FTAM also utilizes a strict sell discipline and may consider selling a security when: it becomes fully valued or less attractive; one of the Fund’s holdings has performed well and reached or approached FTAM’s price target; a company fails to pass FTAM’s investment screens; or there is deterioration in a company’s fundamentals, management or financial reporting.

FTAM will look to manage risk through several strategies, which will typically include: maintaining minimum and maximum sector weightings relative to the Russell Microcap Value Index; monitoring risk statistics relative to the Russell Microcap Value Index; and monitoring trade volume.

The Fund may engage in securities lending. The Fund may also invest up to 10% of its assets in foreign securities.

When FTAM believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment goal.

performing normalized earnings analysis and reviewing purchase and sale activity in company shares by company executives, and through fundamental analysis, which may include a review of assets, earnings, sales, products, markets, and management, among other indicators. Ideally, after filtering out companies that do not meet FTAM’s criteria above, FTAM looks for companies that it believes have a positive catalyst (e.g., new products, management changes, acquisition, etc.).

FTAM also utilizes a strict sell discipline and may consider selling a security when: it becomes fully valued or less attractive; one of the Fund’s holdings has performed well and reached or approached FTAM’s price target; a company fails to pass FTAM’s investment screens; or there is deterioration in a company’s fundamentals, management or financial reporting.

FTAM will look to manage risk through several strategies, which will typically include: maintaining minimum and maximum sector weightings relative to the Russell Microcap Value Index; monitoring risk statistics relative to the Russell Microcap Value Index; and monitoring trade volume.

The Fund may also invest up to 10% of its assets in foreign securities.

As you can see from the chart above, the investment goals and principal investment strategies of the Fifth Third Micro Cap Value Fund and the Touchstone Micro Cap Value Fund are substantially the same.  Although not a principal investment strategy, like the Fifth Third Micro Cap Value Fund, the Touchstone Micro Cap Value Fund may also engage in securities lending and may enter into temporary defensive positions.

27

Fifth Third Small Cap Value Fund and the Touchstone Small Company Value Fund

	Fifth Third Small Cap Value Fund	Touchstone Small Company Value Fund

Investment Goal	The Fund seeks long-term capital appreciation.	The Fund seeks long-term capital growth.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its assets in the equity securities of small cap companies. Small cap companies are defined as those companies included in the Russell 2000® Value Index and companies with similar market capitalizations. Market capitalization, a common measure of the size of a company, is the market price of a share of a company’s stock multiplied by the number of shares that are outstanding. As of September 30, 2011, the market capitalization of companies included in the Russell 2000 Value Index ranged from $24 million to $6.2 billion. As of September 30, 2011, the average market capitalization of companies included in the Russell 2000 Value Index was approximately $928 million and the median market capitalization was $349 million. Equity securities consist of common stock and securities convertible into common stock.

The Fund seeks to outperform the Russell 2000 Value Index over a long-term investment horizon. FTAM seeks to invest in companies that it considers to be “statistically cheap” (based on factors which may include, for example, low ratio of price to earnings, price to cash flow, price to book value, and price to sales). FTAM also looks for companies that it believes are undervalued relative to their earning power and long term earnings growth prospects, adjusted for risk. FTAM may filter less attractive companies by analyzing cash flows, evaluating financial strength, performing normalized earnings analysis and reviewing purchase and sale activity in company shares by company executives, and through fundamental analysis. Ideally, attractive companies will have a positive catalyst (e.g., new products, management changes, acquisition, etc.).

FTAM also utilizes a strict sell discipline and may consider selling a security when: it becomes fully valued or less attractive; one of the Fund’s holdings has performed well and reached or approached FTAM’s price target; a company fails to pass FTAM’s investment screens; or there is deterioration in a company’s fundamentals, management or financial reporting.

Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of small cap companies. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days’ prior notice to shareholders.  For purposes of the Fund, a small capitalization company has a market capitalization of no more than $2 billion at the time of initial purchase.  Equity securities consist of common stock, preferred stock and convertible bonds.

The Fund’s sub-advisor, DePrince, Race & Zollo, Inc. (“DRZ”), seeks to invest in companies that it believes have the potential for growth and that appear to be trading below their perceived value.

DRZ employs a multi-step, “bottom up” investment process. Initially, DRZ screens the investible universe for small market capitalization companies that pay a dividend. DRZ then applies various valuation multiples such as price-to-earnings, price-to-book and price-to-cash flow, to find companies that it believes are trading at the low end of their historical relative valuation levels. DRZ then conducts rigorous fundamental analysis to identify an imminent catalyst (e.g. a new product cycle, management focus on return on invested capital, management changes, restructuring, improving financial or operating conditions or an industry-pricing cycle) which it believes may lead to future price appreciation. DRZ establishes relative price targets for the remaining stocks that have identifiable catalysts. Finally, DRZ filters the results to choose companies that it believes have the potential for growth and appear to be trading below their perceived value. DRZ considers selling a security when, in DRZ’s opinion, the security’s yield falls below an acceptable limit, when the valuation is no longer attractive or the fundamentals of the company or sector deteriorate.

The Fund invests in securities of companies operating in a broad range of industries. Most of these companies are based in the U.S., but in some instances may be headquartered in or doing a substantial portion of their business outside the U.S. The Fund will typically hold 65 to 80 securities. The Fund may engage in frequent and active trading of securities as a part of its principal investment strategy.

28

Fifth Third Small Cap Value Fund	Touchstone Small Company Value Fund

FTAM will look to manage risk through several strategies, which will typically include maintaining minimum and maximum sector weightings relative to the Russell 2000 Value Index and monitoring risk statistics relative to the Russell 2000 Value Index.

The Fund may engage in securities lending.

When FTAM believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment goal.

As you can see from the chart above, the investment goals and principal investment strategies of the Fifth Third Small Cap Value Fund and the Touchstone Small Company Value Fund are similar.  The Fifth Third Small Cap Value Fund seeks long-term capital appreciation and the Touchstone Small Company Value Fund seeks long-term capital growth.  Each Fund invests at least 80% of its assets in equity securities of small cap companies.  Although not a principal investment strategy, like the Fifth Third Small Cap Value Fund, the Touchstone Small Company Value Fund may also engage in securities lending and may enter into temporary defensive positions.

There are, however, differences that you should consider.  Unlike the Fifth Third Small Cap Value Fund, the Touchstone Small Company Value Fund may invest in companies that in some instances may be headquartered in or doing a substantial portion of their business outside the U.S.  In contrast to the Fifth Third Small Cap Value Fund, the Touchstone Small Company Value Fund may invest in preferred stock as part of its principal investment strategy.

Fifth Third International Equity Fund and Touchstone International Value Fund

	Fifth Third International Equity Fund	Touchstone International Value Fund

Investment Goal	The Fund seeks long-term capital appreciation.	The Fund seeks long-term capital growth.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its assets in equity securities and at least 65% of its total assets in securities of non-U.S. companies. The companies whose securities are represented in the Fund’s portfolio are located in at least three countries other than the U.S.

In managing the Fund, FTAM adheres to a disciplined, quantitative (“bottom-up”) process for stock selection and portfolio construction. FTAM begins with an investment universe comprising the membership of the MSCI Europe, Australasia, and Far East Index, Net (the “EAFE Index”). FTAM may also consider international stocks which are not in the EAFE Index. FTAM uses a quantitative multi-factor model to rank stocks in the investment universe. The primary considerations upon which FTAM ranks each stock are based on growth, value, quality, technical and sentiment factors. FTAM believes such factors denote long-term success, and

Under normal circumstances, the Fund primarily invests its assets in equity securities of non-U.S. issuers. Equity securities include common and preferred stocks. The Fund allocates it assets to securities of issuers located in both developed and emerging markets.  The companies whose securities are represented in the Fund’s portfolio are located in at least three countries other than the U.S.  The Fund may invest in companies of any size in seeking to achieve its investment goal, but may focus its investments in small cap and mid cap companies.

The Fund’s sub-advisor, Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”), uses traditional methods of stock selection — research and analysis — to identify securities it believes are undervalued.  Barrow Hanley seeks to invest in companies that have (1) price to earnings and price to book ratios below the market, (2) enterprise value/free cash flow ratios at or below the market and (3) dividend yields above the market.

29

Fifth Third International Equity Fund	Touchstone International Value Fund

thus attempts to build a portfolio of stocks that have these positive characteristics. Secondarily, FTAM may also modify the proportion or weighting for certain countries and/or sectors (e.g., overweight, underweight or neutral) relative to the EAFE Index for investment by the Fund.

FTAM may sell a stock if its model score deteriorates significantly, it becomes financially distressed, or the model has not yet reflected market developments (such as accounting irregularities, large deterioration in sentiment, etc.). A position may also be sold for risk management purposes (i.e., to reduce stock/industry/sector risk, lock in acquisition-related price gap, etc.). In addition, FTAM may sell a stock for portfolio rebalances (approximately monthly) and intra-rebalance trades (ad hoc). Stocks that are sold are generally replaced with stocks that appear to be attractive based on the model’s rankings and that contribute favorably to the risk exposures of the entire portfolio. Risk exposure is actively managed through portfolio construction. FTAM typically seeks to monitor and control the Fund’s country and industry weightings and the Fund’s exposure to individual equity securities, allowing these to differ only moderately from the country and industry weightings and the individual stock weightings of the EAFE Index. By doing so, FTAM seeks to limit the Fund’s volatility to that represented by the EAFE Index.

The Fund may use various instruments that derive their values from those of specified securities, indices, currencies or other points of reference for both hedging and non-hedging purposes. Derivatives, including those used to manage risk, are themselves subject to risks of the different markets in which they trade and may not serve their intended purposes.

The Fund may engage in securities lending.

When FTAM believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment goal.

For purposes of the preceding sentence, the companies comprising the MSCI EAFE Index constitute the market. Barrow Hanley’s investment management approach may be described as contrarian in nature because it generally focuses on companies which are out of favor with other investors due to internal or external challenges judged to be short-term in nature. Barrow Hanley’s process seeks to identify the reasons for a temporary undervaluation of a company’s shares and believes that value to the Fund can be added through individual stock selection.

Barrow Hanley utilizes risk management tools in an effort to keep the Fund from becoming over-exposed to particular market segments. Barrow Hanley is a “bottom-up” value manager meaning it analyzes the fundamentals of companies one at a time rather than focusing on broader market themes.

Barrow Hanley generally considers selling a security when, in Barrow Hanley’s opinion, the security reaches fair value estimate, when earnings forecasts do not appear to justify the current price, when there has been or there is an expectation of an adverse change in the company’s fundamentals, or when other investment opportunities appear more attractive.

The Fund may engage in frequent and active trading as part of its principal investment strategy.

As you can see from the chart above, the investment goals and principal investment strategies of the Fifth Third International Equity Fund and the Touchstone International Value Fund are similar. The Fifth Third International Equity Fund seeks long-term capital appreciation and the Touchstone International Value Fund seeks long-term capital growth.  Each Fund invests its assets in equity securities of non-U.S. issuers.  Although not a principal investment strategy, like the

30

Fifth Third International Equity Fund, the Touchstone International Value Fund may also engage in securities lending and may enter into temporary defensive positions.

There are, however, differences that you should consider.  Unlike the Fifth Third International Equity Fund, the Touchstone International Value Fund does not have a stated policy to invest at least 80% of its assets in equity securities and at least 65% of its total assets in securities of non-U.S. companies.  The Fifth Third International Equity Fund’s stated 80% policy is non-fundamental and may be changed by providing its shareholders at least 60 days’ prior written notice.  Unlike the Fifth Third International Equity Fund, the Touchstone International Value Fund may allocate it assets to securities of issuers located in emerging markets as part of its principal investment strategy.  Unlike the Fifth Third International Equity Fund, the Touchstone International Value Fund does not use derivatives as part of its principal investment strategy.  The Touchstone International Value Fund may use derivatives as a non-principal investment strategy.

Fifth Third Strategic Income Fund and Touchstone Strategic Income Fund

	Fifth Third Strategic Income Fund	Touchstone Strategic Income Fund

Investment Goal	The Fund seeks a high level of income consistent with reasonable risk. The Fund seeks capital appreciation as a secondary goal.	The Fund seeks a high level of income consistent with reasonable risk. The Fund seeks capital appreciation as a secondary goal.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its assets in income-producing securities such as debt securities, common stocks, preferred stocks and common and preferred shares of closed-end investment companies (also known as “closed-end funds”) having portfolios consisting primarily of income-producing securities. Debt securities in which the Fund may invest include, but are not limited to, U.S. government agency securities and variable or floating-rate instruments. Certain of the debt securities and preferred stocks in which the Fund invests may be convertible into common shares.

The Fund has the flexibility to respond to and attempt to anticipate economic and market trends. FTAM seeks to provide value by investing in asset classes that appear to be attractive based on their risks and in companies with cheap (e.g., attractive price to cash flow ratio) cash flows in each asset class.

FTAM may invest in debt securities of any maturity, and will increase its investment in short term debt securities during periods when it believes interest rates will rise and will increase its investment in long-term debt securities during periods when it believes interest rates will decline. FTAM seeks to maximize risk-adjusted returns through fundamental research, quantitative modeling, and capital structure analysis. In performing this research and analysis, FTAM reviews companies based on such factors as sales, assets, earnings, markets, and management, and FTAM searches for companies with favorable debt-to-equity ratios. The Fund seeks returns by investing across a larger universe than traditional investment grade fixed income funds, and FTAM

Under normal circumstances, the Fund invests at least 80% of its assets in income-producing securities such as debt securities, common stocks, preferred stocks and common and preferred shares of closed-end investment companies (also known as “closed-end funds”) having portfolios consisting primarily of income-producing securities. Debt securities in which the Fund may invest include, but are not limited to, U.S. government agency securities and variable or floating-rate instruments. Certain of the debt securities and preferred stocks in which the Fund may invest may be convertible into common shares. The Fund normally invests in equity securities of companies with a market capitalization of approximately $400 million to $700 billion.

The Fund’s sub-advisor, Fifth Third Asset Management, Inc. (“FTAM”), seeks to provide value by investing in asset classes that appear to be attractive based on their risks and in companies with cheap (e.g., attractive price to cash flow ratio) cash flows in each asset class.

FTAM may invest in debt securities of any maturity, and will increase its investment in short term debt securities during periods when it believes interest rates will rise and will increase its investment in long-term debt securities during periods when it believes interest rates will decline. FTAM seeks to maximize risk-adjusted returns through fundamental research, quantitative modeling, and capital structure analysis. In performing this research, modeling and analysis, FTAM evaluates companies based on such factors as sales, assets, earnings, markets, and management, and FTAM searches for companieswith favorable debt-to-equity ratios. The Fund

31

Fifth Third Strategic Income Fund	Touchstone Strategic Income Fund

believes that a low correlation between various asset classes leads to stability of expected returns.

In selecting corporate debt securities for the Fund, FTAM intends to invest principally in securities rated BBB or better by Standard & Poor’s, but may invest in securities rated as low as BB, B, CCC or CC or unrated securities when these investments are believed by FTAM to be sound and consistent with an objective of reasonable risk. The Fund will not invest more than 20% of its portfolio in (i) securities rated BB or lower by Standard & Poor’s and/or (ii) unrated securities which, in the opinion of FTAM, are of quality comparable to those rated BB or lower. Securities rated lower than BBB by Standard & Poor’s, sometimes referred to as “junk bonds,” are lower-rated securities and have speculative characteristics.

Investments may be made in any diversified closed end income fund as long as the Fund’s total portfolio maintains no more than 20% of its assets in securities rated BB or lower. The Fund may consider closed-end funds as a “pass through” security, and will look at the composition of the underlying portfolio. Therefore, the Fund may invest in any single closed-end fund even if the underlying portfolio contains more than 20% of its assets invested in securities rated BB or lower. Such closed-end funds may invest in debt and equity securities of United States or foreign issuers.

The Fund may enter into foreign currency contracts to settle planned purchases or sales of securities or to protect against a possible loss resulting from the adverse change in the relationship between the U.S. Dollar and a foreign currency involved in an underlying transaction. The Fund may enter into futures contracts to gain exposure to, or hedge against changes in the value of interest rates or foreign currencies. The Fund may enter into interest rate, total return, credit default, and other forms of swap agreements to manage its exposure to interest rates and credit risk.

The Fund may engage in securities lending.

seeks returns by investing across a broader array of investments than traditional investment grade fixed income funds, and FTAM believes that a low correlation between various asset classes leads to stability of expected returns.

In selecting corporate debt securities for the Fund, FTAM intends to invest principally in securities rated BBB or better by Standard & Poor’s (or the equivalent using Moody’s), but may invest in securities rated as low as BB, B, CCC or CC or unrated securities when these investments are believed by FTAM to be sound and consistent with an objective of reasonable risk. The Fund will not invest more than 20% of its assets in (i) securities rated BB or lower by Standard & Poor’s and/or (ii) unrated securities which, in the opinion of FTAM, are of quality comparable to those rated BB or lower. Securities rated lower than BBB by Standard & Poor’s, sometimes referred to as “junk bonds,” are lower-rated securities and have speculative characteristics.

The Fund may invest in any diversified closed end income fund as long as the Fund’s total portfolio maintains no more than 20% of its assets in securities rated BB or lower. The Fund may consider closed-end funds as a “pass through” security, and will look at the composition of the underlying portfolio. Therefore, the Fund may invest in any single closed-end fund even if more than 20% of the closed-end fund’s assets are invested in securities rated BB or lower. The closed-end funds in which the Fund may invest may in turn invest in debt and equity securities of United States or foreign issuers.

The Fund may enter into foreign currency contracts to settle planned purchases or sales of securities or to protect against a possible loss resulting from the adverse change in the relationship between the U.S. dollar and a foreign currency involved in an underlying transaction. The Fund may enter into futures contracts to gain exposure to, or hedge against changes in the value of interest rates or foreign currencies. The Fund may enter into interest rate, total return, credit default, and other forms of swap agreements to manage its exposure to interest rates and credit risk.  The Fund may utilize call and put options to gain investment exposure or to hedge against portfolio volatility.

32

Fifth Third Strategic Income Fund	Touchstone Strategic Income Fund

FTAM may consider selling one of the Fund’s holdings when: deterioration in a company’s strategic position, growth prospects, or financial reporting is detected; an individual security comprises too large a position in the portfolio; a company with declining financial fundamentals has risk volatility of more than one standard deviation in FTAM’s proprietary credit risk model; a company’s valuations are no longer attractive; or a better opportunity arises.

When FTAM believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment goal.

FTAM may consider selling a portfolio holding when: deterioration in a company’s strategic position, growth prospects, or financial reporting is detected; an individual security comprises too large a position in the portfolio; a company with declining financial fundamentals has risk volatility of more than one standard deviation in FTAM’s proprietary credit risk model; a company’s valuations are no longer attractive; or a better opportunity arises.

As you can see from the chart above, the investment goals and principal investment strategies of the Fifth Third Strategic Income Fund and the Touchstone Strategic Income Fund are substantially the same.  Although not a principal investment strategy, like the Fifth Third Strategic Income Fund, the Touchstone Strategic Income Fund may also engage in securities lending and may enter into temporary defensive positions.  There are, however, differences that you should consider.  Unlike the Fifth Third Strategic Income Fund, the Touchstone Strategic Income Fund may utilize call and put options as part of its principal investment strategy.  The Fifth Third Strategic Income Fund has a fundamental policy that it will not buy or sell put options (with the exception of listed put options on financial futures contracts), call options (with the exception of listed call options or over-the-counter call options on futures contracts), straddles, spreads, or any combination of these.

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How do the Funds’ fees and expenses compare?

Comparative Fee Tables

The following tables allow you to compare the various fees and expenses that you may pay for buying and holding shares of each of the Funds.  The tables also show the various costs and expenses that investors in each Acquired Fund will bear as shareholders of the corresponding Acquiring Fund.  Pro forma expense levels shown should not be considered an actual representation of future expenses or performance.  Such pro forma expense levels project anticipated levels but actual expenses may be greater or less than those shown.  The shareholder transaction expenses presented below show the maximum sales charge (load) on purchases of Fund shares as a percentage of offering price. However, you will not have to pay any front-end sales charge on any shares of an Acquiring Fund received as part of the Reorganizations. Information regarding sales charge discounts for which you may qualify with respect to future purchases of Class A shares of an Acquiring Fund is included in the section entitled “Description of Share Classes of the Acquiring Funds” below.

With regard to the Reorganizations involving the Fifth Third Disciplined Large Cap Value Fund and the Fifth Third All Cap Value Fund, the tables show the Total Annual Fund Operating Expenses projected for the Touchstone Value Fund on a pro forma basis after giving effect to the proposed Reorganizations among the Touchstone Value Fund, the Fifth Third Disciplined Large Cap Value Fund, and the Fifth Third All Cap Value Fund, based on combined net assets as if the transactions had occurred on March 31, 2012.  With regard to the Reorganizations involving the Fifth Third LifeModel Moderately Conservative FundSM and the Fifth Third LifeModel Conservative FundSM, the tables show the Total Annual Fund Operating Expenses projected for the Touchstone Conservative Allocation Fund on a pro forma basis after giving effect to the proposed Reorganization among the Touchstone Conservative Allocation Fund, the Fifth Third LifeModel Moderately Conservative FundSM, and the Fifth Third LifeModel Conservative FundSM, based on combined net assets as if the transactions had occurred on July 31, 2011.

35

Fifth Third Quality Growth Fund (Acquired Fund) and Touchstone Large Cap Growth Fund (Acquiring Fund)*

	Acquired Fund Class A		Acquired Fund Class B		Acquiring Fund Class A		Acquiring Fund after Transaction (pro forma combined) Class A		Acquired Fund Class C		Acquiring Fund Class C		Acquiring Fund after Transaction (pro forma combined) Class C		Acquired Fund Institutional		Acquiring Fund Class Y		Acquiring Fund after Transaction (pro forma combined) Class Y
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.00%		None		5.75%		5.75%		None		None		None		None		None		None
Maximum Deferred Sales (Load) (as a % of original purchase price or the amount redeemed, whichever is less)	None		5.00	%1	None		None		1.00%		1.00%		1.00%		None		None		None
Wire Redemption Fee	—		—		Up to $15		Up to $15		—		Up to $15		Up to $15		—		Up to $15		Up to $15
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management Fees	0.80%		0.80%		0.71%		0.71%		0.80%		0.71%		0.71%		0.80%		0.71%		0.71%
Distribution and/or Service (12b-1) Fees	0.25%		1.00%		0.25%		0.25%		0.75%		1.00%		1.00%		None		None		None
Other Expenses	0.33%		0.33%		0.39%		0.38%		0.58%		0.38%		0.40%		0.33%		0.43%		0.35%
Total Annual Fund Operating Expenses	1.38%		2.13%		1.35%		1.34%		2.13%		2.09%		2.11%		1.13%		1.14%		1.06%
Fee Waivers and/or Expense Reimbursement	(0.18	%)2	(0.18	%)2	(0.10	%)3	(0.14	%)4	(0.18	%)2	(0.09	%)3	(0.16	%)4	(0.18	%)2	(0.15	%)3	(0.11	%)4
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.20%		1.95%		1.25%		1.20%		1.95%		2.00%		1.95%		0.95%		0.99%		0.95%

36

*
Expense ratios reflect annual fund operating expenses for the most recent fiscal year ended July 31, 2011 of the Acquired Fund and the most recent fiscal year ended March 31, 2012 of the Acquiring Fund.  Pro forma numbers are estimated as if the Reorganization had been completed as of March 31, 2012 and do not include the estimated costs of the Reorganization. The Funds will not bear any Reorganization costs, except portfolio repositioning costs, if any.

1
5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.

2
FTAM has contractually agreed to waive fees and expenses through November 23, 2012.  Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by FTAM are subject to reimbursement by the Fund for the 12 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund to FTAM if it would result in the Fund exceeding the expense limitation described herein.

3
Touchstone Advisors and Touchstone Strategic Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.25%, 2.00% and 0.99% for Class A shares, Class C shares and Class Y shares, respectively. This expense limitation will remain in effect until at least July 29, 2013 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the shareholders.  Touchstone Advisors is entitled to recoup, subject to approval by the Board of Trustees of the Fund, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the expense limitation.  See the section entitled “Expense Limitation Agreements with respect to the Acquiring Funds” in the Prospectus/Proxy Statement for more information.

4
Effective upon consummation of the Reorganization, Touchstone Advisors and Touchstone Strategic Trust have agreed to enter an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.20%, 1.95% and 0.95% for Class A shares, Class C shares and Class Y shares, respectively.  This expense limitation will remain in effect for a period of one year from the closing of the Reorganization.  Following expiration of the one year contractual fee waiver period, the expense limitation for the Fund is anticipated to revert to the pre-merger expense limitation levels, which are presented in footnote 3 above.  Touchstone Advisors is entitled to recoup, subject to approval by the Board of Trustees of the Fund, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the expense limitation.  See the section entitled “Expense Limitation Agreements with respect to the Acquiring Funds” in the Prospectus/Proxy Statement for more information.

37

Fifth Third Mid Cap Growth Fund (Acquired Fund) and Touchstone Growth Opportunities Fund (Acquiring Fund)*

	Acquired Fund Class A		Acquired Fund Class B		Acquiring Fund Class A		Acquiring Fund after Transaction (pro forma combined) Class A		Acquired Fund Class C		Acquiring Fund Class C		Acquiring Fund after Transaction (pro forma combined) Class C		Acquired Fund Institutional		Acquiring Fund Class Y		Acquiring Fund after Transaction (pro forma combined) Class Y
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.00%		None		5.75%		5.75%		None		None		None		None		None		None
Maximum Deferred Sales (Load) (as a % of original purchase price or the amount redeemed, whichever is less)	None		5.00	%1	None		None		1.00%		1.00%		1.00%		None		None		None
Wire Redemption Fee	—		—		Up to $15		Up to $15		—		Up to $15		Up to $15		—		Up to $15		Up to $15
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management Fees	0.80%		0.80%		0.75%		0.75%		0.80%		0.75%		0.75%		0.80%		0.75%		0.75%
Distribution and/or Service (12b-1) Fees	0.25%		1.00%		0.25%		0.25%		0.75%		1.00%		1.00%		None		None		None
Other Expenses	0.44%		0.44%		0.43%		0.36%		0.69%		0.70%		0.66%		0.44%		0.67%		0.47%
Acquired Fund Fees and Expenses	0.01	%2	0.01	%2	0.00%		0.00%		0.01	%2	0.00%		0.00%		0.01	%2	0.00%		0.00%
Total Annual Fund Operating Expenses	1.50%		2.25%		1.43%		1.36%		2.25%		2.45%		2.41%		1.25%		1.42%		1.22%
Fee Waivers and/or Expense Reimbursement	(0.29	%)3	(0.29	%)3	(0.19	%)4	(0.16	%)5	(0.29	%)3	(0.46	%)4	(0.46	%)5	(0.29	%)3	(0.43	%)4	(0.27	%)5
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.21%		1.96%		1.24	%6	1.20%		1.96%		1.99	%6	1.95%		0.96%		0.99	%6	0.95%

38

*      Expense ratios reflect annual fund operating expenses for the most recent fiscal year ended July 31, 2011 of the Acquired Fund and the most recent fiscal year ended March 31, 2012 of the Acquiring Fund. Pro forma numbers are estimated as if the Reorganization had been completed as of March 31, 2012 and do not include the estimated costs of the Reorganization. The Funds will not bear any Reorganization costs, except portfolio repositioning costs, if any.
1          5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.

2      The total annual fund operating expenses do not correlate to the ratio of expenses that are included in the Fund’s Annual Report dated July 31, 2011 because the Annual Report does not include Acquired Fund Fees and Expenses.

3      FTAM has contractually agreed to waive fees and expenses through November 23, 2012. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by FTAM are subject to reimbursement by the Fund for the 12 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund to FTAM if it would result in the Fund exceeding the expense limitation described herein.

4      Touchstone Advisors and Touchstone Strategic Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.24%, 1.99% and 0.99% for Class A shares, Class C shares and Class Y shares, respectively. This expense limitation will remain in effect until at least July 29, 2013 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the shareholders.  Touchstone Advisors is entitled to recoup, subject to approval by the Board of Trustees of the Fund, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the expense limitation.  See the section entitled “Expense Limitation Agreements with respect to the Acquiring Funds” in the Prospectus/Proxy Statement for more information.

5           Effective upon consummation of the Reorganization, Touchstone Advisors and Touchstone Strategic Trust have agreed to enter an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.20%, 1.95% and 0.95% for Class A shares, Class C shares and Class Y shares, respectively.  This expense limitation will remain in effect for a period of one year from the closing of the Reorganization.  Following expiration of the one year contractual fee waiver period, the expense limitation for the Fund is anticipated to revert to the pre-merger expense limitation levels, which are presented in footnote 4 above.  Touchstone Advisors is entitled to recoup, subject to approval by the Board of Trustees of the Fund, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the expense limitation. See the section entitled “Expense Limitation Agreements with respect to the Acquiring Funds” in the Prospectus/Proxy Statement for more information.

6         Expenses shown above have been restated to reflect a change in the Fund’s contractual fee waiver and will differ from the expenses reflected in the Fund’s Annual Report dated March 31, 2012.

39

Fifth Third Disciplined Large Cap Value Fund (Acquired Fund) and Touchstone Value Fund (Acquiring Fund)*

	Acquired Fund Class A		Acquired Fund Class B		Acquiring Fund Class A		Acquiring Fund after Transactions (pro forma combined) Class A		Acquired Fund Class C		Acquiring Fund Class C		Acquiring Fund after Transactions (pro forma combined) Class C		Acquired Fund Institutional		Acquiring Fund Class Y		Acquiring Fund after Transactions (pro forma combined) Class Y
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.00%		None		5.75%		5.75%		None		None		None		None		None		None
Maximum Deferred Sales (Load) (as a % of original purchase price or the amount redeemed, whichever is less)	None		5.00	%1	None		None		1.00%		1.00%		1.00%		None		None		None
Wire Redemption Fee	—		—		Up to $15		Up to $15		—		Up to $15		Up to $15		—		Up to $15		Up to $15
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management Fees	0.80%		0.80%		0.75%		0.74%		0.80%		0.75%		0.74%		0.80%		0.75%		0.74%
Distribution and/or Service (12b-1) Fees	0.25%		1.00%		0.25%		0.25%		0.75%		1.00%		1.00%		None		None		None
Other Expenses	0.29%		0.29%		0.81	%2	0.69%		0.54%		0.56	%2	1.20%		0.29%		0.42	%2	0.27%
Total Annual Fund Operating Expenses	1.34%		2.09%		1.81%		1.68%		2.09%		2.31%		2.94%		1.09%		1.17%		1.01%
Fee Waivers and/or Expense Reimbursement	(0.34	%)3	(0.34	%)3	(0.61	%)4	(0.68	%)5	(0.34	%)3	(0.36	%)4	(1.19	%)5	(0.34	%)3	(0.22	%)4	(0.26	%)5
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%		1.75%		1.20%		1.00%		1.75%		1.95%		1.75%		0.75%		0.95%		0.75%

40

*     Expense ratios reflect annual fund operating expenses for the most recent fiscal year ended July 31, 2011 of the Acquired Fund and the most recent fiscal year ended March 31, 2012 of the Acquiring Fund. Pro forma numbers are estimated as if the Reorganization had been completed as of March 31, 2012 and do not include the estimated costs of the Reorganization. The Funds will not bear any Reorganization costs, except portfolio repositioning costs, if any.

1       5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.

2         “Other Expenses” have been restated to reflect estimated amounts for the current fiscal year.

3      FTAM has contractually agreed to waive fees and expenses through November 23, 2012. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by FTAM are subject to reimbursement by the Fund for the 12 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund to FTAM if it would result in the Fund exceeding the expense limitation described herein.

4      Touchstone Advisors and Touchstone Strategic Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.20%, 1.95%, and 0.95% for Class A shares, Class C shares and Class Y shares, respectively.  This expense limitation will remain in effect until at least April 16, 2014 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. Touchstone Advisors is entitled to recoup, subject to approval by the Board of Trustees of the Fund, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the expense limitation.  See the section entitled “Expense Limitation Agreements with respect to the Acquiring Funds” in the Prospectus/Proxy Statement for more information.

5        Effective upon consummation of the Reorganization, Touchstone Advisors and Touchstone Strategic Trust have agreed to enter an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.00%, 1.75% and 0.75% for Class A shares, Class C shares and Class Y shares, respectively.  This expense limitation will remain in effect for a period of one year from the closing of the Reorganization.  Following expiration of the one year contractual fee waiver period, the expense limitation for the Fund will revert to the pre-merger expense limitation levels, which are presented in footnote 4 above.  Touchstone Advisors is entitled to recoup, subject to approval by the Board of Trustees of the Fund, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the expense limitation. See the section entitled “Expense Limitation Agreements with respect to the Acquiring Funds” in the Prospectus/Proxy Statement for more information.

41

Fifth Third All Cap Value Fund (Acquired Fund) and Touchstone Value Fund (Acquiring Fund)*

	Acquired Fund Class A		Acquired Fund Class B		Acquiring Fund Class A		Acquiring Fund after Transactions (pro forma combined) Class A		Acquired Fund Class C		Acquiring Fund Class C		Acquiring Fund after Transactions (pro forma combined) Class C		Acquired Fund Institutional		Acquiring Fund Class Y		Acquiring Fund after Transactions (pro forma combined) Class Y
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.00%		None		5.75%		5.75%		None		None		None		None		None		None
Maximum Deferred Sales (Load) (as a % of original purchase price or the amount redeemed, whichever is less)	None		5.00	%1	None		None		1.00%		1.00%		1.00%		None		None		None
Wire Redemption Fee	—		—		Up to $15		Up to $15		—		Up to $15		Up to $15		—		Up to $15		Up to $15
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management Fees	1.00%		1.00%		0.75%		0.74%		1.00%		0.75%		0.74%		1.00%		0.75%		0.74%
Distribution and/or Service (12b-1) Fees	0.25%		1.00%		0.25%		0.25%		0.75%		1.00%		1.00%		None		None		None
Other Expenses	0.45%		0.45%		0.81	%2	0.69%		0.70%		0.56	%2	1.20%		0.45%		0.42	%2	0.27%
Acquired Fund Fees and Expenses	0.01	%3	0.01	%3	0.00%		0.00%		0.01	%3	0.00%		0.00%		0.01	%3	0.00%		0.00%
Total Annual Fund Operating Expenses	1.71%		2.46%		1.81%		1.68%		2.46%		2.31%		2.94%		1.46%		1.17%		1.01%
Fee Waivers and/or Expense Reimbursement	(0.60	%)4	(0.60	%)4	(0.61	%)5	(0.68	%)6	(0.60	%)4	(0.36	%)5	(1.19	%)6	(0.60	%)4	(0.22	%)5	(0.26	%)6
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.11%		1.86%		1.20%		1.00%		1.86%		1.95%		1.75%		0.86%		0.95%		0.75%

42

*      Expense ratios reflect annual fund operating expenses for the most recent fiscal year ended July 31, 2011 of the Acquired Fund and the most recent fiscal year ended March 31, 2012 of the Acquiring Fund.  Pro forma numbers are estimated as if the Reorganization had been completed as of March 31, 2012 and do not include the estimated costs of the Reorganization. The Funds will not bear any Reorganization costs, except portfolio repositioning costs, if any.

1        5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.

2         “Other Expenses” have been restated to reflect estimated amounts for the current fiscal year.

3      The total annual fund operating expenses do not correlate to the ratio of expenses that are included in the Fund’s Annual Report dated July 31, 2011 because the Annual Report does not include Acquired Fund Fees and Expenses.

4      FTAM has contractually agreed to waive fees and expenses through November 23, 2012.  Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by FTAM are subject to reimbursement by the Fund for the 12 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund to FTAM if it would result in the Fund exceeding the expense limitation described herein.

5      Touchstone Advisors and Touchstone Strategic Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.20%, 1.95%, and 0.95% for Class A shares, Class C shares and Class Y shares, respectively.  This expense limitation will remain in effect until at least April 16, 2014 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. Touchstone Advisors is entitled to recoup, subject to approval by the Board of Trustees of the Fund, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the expense limitation.  See the section entitled “Expense Limitation Agreements with respect to the Acquiring Funds” in the Prospectus/Proxy Statement for more information.

6     Effective upon consummation of the Reorganization, Touchstone Advisors and Touchstone Strategic Trust have agreed to enter an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.00%, 1.75% and 0.75% for Class A shares, Class C shares and Class Y shares, respectively.  This expense limitation will remain in effect for a period of one year from the closing of the Reorganization.  Following expiration of the one year contractual fee waiver period, the expense limitation for the Fund will revert to the pre-merger expense limitation levels, which are presented in footnote 5 above.  Touchstone Advisors is entitled to recoup, subject to approval by the Board of Trustees of the Fund, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the expense limitation. See the section entitled “Expense Limitation Agreements with respect to the Acquiring Funds” in the Prospectus/Proxy Statement for more information.

43

Fifth Third High Yield Bond Fund (Acquired Fund) and Touchstone High Yield Fund (Acquiring Fund)*

	Acquired Fund Class A		Acquired Fund Class B		Acquiring Fund Class A		Acquiring Fund after Transaction (pro forma combined) Class A		Acquired Fund Class C		Acquiring Fund Class C		Acquiring Fund after Transaction (pro forma combined) Class C		Acquired Fund Institutional		Acquiring Fund Class Y		Acquiring Fund after Transaction (pro forma combined)Class Y
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	4.75%		None		4.75%		4.75%		None		None		None		None		None		None
Maximum Deferred Sales (Load) (as a % of original purchase price or the amount redeemed, whichever is less)	None		5.00	%1	None		None		1.00%		1.00%		1.00%		None		None		None
Wire Redemption Fee	—		—		Up to $15		Up to $15		—		Up to $15		Up to $15		—		Up to $15		Up to $15
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management Fees	0.70%		0.70%		0.55%		0.52%		0.70%		0.55%		0.52%		0.70%		0.55%		0.52%
Distribution and/or Service (12b-1) Fees	0.25%		1.00%		0.25	%2	0.25	%2	0.75%		1.00%		1.00%		None		None		None
Other Expenses	0.44%		0.44%		0.38%		0.36%		0.69%		0.56%		0.52%		0.44%		0.42%		0.32%
Total Annual Fund Operating Expenses	1.39%		2.14%		1.18%		1.13%		2.14%		2.11%		2.04%		1.14%		0.97%		0.84%
Fee Waivers and/or Expense Reimbursement	(0.40	%)3	(0.40	%)3	(0.13	%)4	(0.14	%)5	(0.40	%)3	(0.31	%)4	(0.30	%)5	(0.40	%)3	(0.17	%)4	(0.10	%)5
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.99%		1.74%		1.05%		0.99%		1.74%		1.80%		1.74%		0.74%		0.80%		0.74%

44

*      Expense ratios reflect annual fund operating expenses for the most recent fiscal year ended July 31, 2011 of the Acquired Fund and the most recent fiscal year ended September 30, 2011 of the Acquiring Fund. Pro forma numbers are estimated as if the Reorganization had been completed as of September 30, 2011 and do not include the estimated costs of the Reorganization. The Funds will not bear any Reorganization costs, except portfolio repositioning costs, if any.

1      5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.

2      The Fund is authorized under its 12b-1 plan for Class A shares to pay an annual fee of up to 0.35% of its average daily net assets for the sale and distribution of shares. The Fund currently intends to limit the amount of 12b-1 fees for Class A shares to a maximum of 0.25% per annum of the average daily net assets of Class A shares.

3      FTAM has contractually agreed to waive fees and expenses through November 23, 2012.  Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by FTAM are subject to reimbursement by the Fund for the 12 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund to FTAM if it would result in the Fund exceeding the expense limitation described herein.

4      Touchstone Advisors and Touchstone Investment Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.05%, 1.80% and 0.80%, for Class A shares, Class C shares and Class Y shares, respectively. This expense limitation will remain in effect until at least January 27, 2013 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the shareholders. The terms of Touchstone Advisors’ contractual waiver agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Fund’s Board of Trustees, such amounts waived or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund’s operating expenses are below the expense limitation amount. See the section entitled “Expense Limitation Agreements with respect to the Acquiring Funds” in the Prospectus/Proxy Statement for more information.

5           Effective upon consummation of the Reorganization, Touchstone Advisors and Touchstone Investment Trust have agreed to enter an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.99%, 1.74% and 0.74% for Class A shares, Class C shares and Class Y shares, respectively. This expense limitation will remain in effect for a period of one year from the closing of the Reorganization.  Following expiration of the one year contractual fee waiver period, the expense limitation for the Fund is anticipated to revert to the pre-merger expense limitation levels, which are presented in footnote 4 above.  Touchstone Advisors is entitled to recoup, subject to approval by the Board of Trustees of the Fund, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the expense limitation. See the section entitled “Expense Limitation Agreements with respect to the Acquiring Funds” in the Prospectus/Proxy Statement for more information.

45

Fifth Third Short Term Bond Fund (Acquired Fund) and Touchstone Ultra Short Duration Fixed Income Fund (Acquiring Fund)*

	Acquired Fund Class A		Acquiring Fund Class A		Acquiring Fund after Transaction (pro forma combined) Class A		Acquired Fund Class C		Acquiring Fund Class C		Acquiring Fund after Transaction (pro forma combined) Class C		Acquired Fund Institutional		Acquiring Fund Class Y		Acquiring Fund after Transaction (pro forma combined) Class Y
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	3.00%		2.00%		2.00%		None		None		None		None		None		None
Maximum Deferred Sales (Load) (as a % of original purchase price or the amount redeemed, whichever is less)	None		None		None		1.00%		1.00%		1.00%		None		None		None
Wire Redemption Fee	—		Up to $15		Up to $15		—		Up to $15		Up to $15		—		Up to $15		Up to $15
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management Fees	0.50%		0.25%		0.25%		0.50%		0.25%		0.25%		0.50%		0.25%		0.25%
Distribution and/or Service (12b-1) Fees	0.25%		0.25%		0.25%		0.75%		0.75	%1	0.75	%1	None		None		None
Other Expenses	0.30%		0.38	%2	0.40%		0.55%		0.35	%2	0.46%		0.30%		0.41	%2	0.27%
Acquired Fund Fees and Expenses	0.00%		0.02	%3	0.02	%3	0.00%		0.02	%3	0.02	%3	0.00%		0.02	%3	0.02	%3
Total Annual Fund Operating Expenses	1.05%		0.90%		0.92%		1.80%		1.37%		1.48%		0.80%		0.68%		0.54%
Fee Waivers and/or Expense Reimbursement	(0.33	%)4	(0.19	%)5	(0.21	%)5	(0.33	%)4	(0.16	%)5	(0.27	%)5	(0.33	%)4	(0.22	%)5	(0.08	%)5
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.72%		0.71%		0.71%		1.47%		1.21%		1.21%		0.47%		0.46%		0.46%

46

*      Expense ratios reflect annual fund operating expenses for the most recent fiscal year ended July 31, 2011 of the Acquired Fund and the most recent fiscal year ended September 30, 2011 of the Acquiring Fund.  Pro forma numbers are estimated as if the Reorganization had been completed as of September 30, 2011 and do not include the estimated costs of the Reorganization. The Funds will not bear any Reorganization costs, except portfolio repositioning costs, if any.

1         Class C shares are authorized to pay a maximum 12b-1 fee of up to 1.00% of average daily net assets, of which up to 0.75% may be paid for distribution services and up to 0.25% may be paid for shareholder services. The Fund intends to limit the amount of the 12b-1 fees for Class C shares to 0.75% for at least one year from the date of this Prospectus/Proxy Statement.

2        “Other Expenses” have been restated to reflect estimated amounts for the current fiscal year.

3      The total annual fund operating expenses do not correlate to the ratio of expenses that are included in the Fund’s Annual Report dated September 30, 2011 because the Annual Report does not include Acquired Fund Fees and Expenses.

4      FTAM has contractually agreed to waive fees and/or reimburse expenses through November 30, 2012. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by FTAM are subject to reimbursement by the Fund for the 37-month period for the Short Term Bond Fund in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund to FTAM if it would result in the Fund exceeding the expense limitation described herein.

5       Touchstone Advisors and Touchstone Funds Group Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.69%, 1.19% and 0.44% for Class A, Class C and Class Y shares, respectively. This expense limitation will remain in effect until at least April 16, 2014 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. The terms of Touchstone Advisors’ contractual waiver agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Fund’s Board of Trustees, such amounts waived or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund’s operating expenses are below the expense limitation amount. See the section entitled “Expense Limitation Agreements with respect to the Acquiring Funds” in the Prospectus/Proxy Statement for more information.

47

Fifth Third Total Return Bond Fund (Acquired Fund) and Touchstone Core Bond Fund (Acquiring Fund)*

	Acquired Fund Class A		Acquired Fund Class B		Acquiring Fund Class A		Acquiring Fund after Transaction (pro forma combined) Class A		Acquired Fund Class C		Acquiring Fund Class C		Acquiring Fund after Transaction (pro forma combined) Class C		Acquired Fund Institutional		Acquiring Fund Class Y		Acquiring Fund after Transaction (pro forma combined) Class Y
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	4.75%		None		4.75%		4.75%		None		None		None		None		None		None
Maximum Deferred Sales (Load) (as a % of original purchase price or the amount redeemed, whichever is less)	None		5.00	% 1	None		None		1.00%		1.00%		1.00%		None		None		None
Wire Redemption Fee	—		—		Up to $15		Up to $15		—		Up to $15		Up to $15		—		Up to $15		Up to $15
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management Fees	0.60%		0.60%		0.50%		0.45%		0.60%		0.50%		0.45%		0.60%		0.50%		0.45%
Distribution and/or Service (12b-1) Fees	0.25%		1.00%		0.25	% 2	0.25	% 2	0.75%		1.00%		1.00%		None		None		None
Other Expenses	0.29%		0.29%		0.53%		0.42%		0.54%		0.94%		0.80%		0.29%		0.50	% 3	0.26%
Acquired Fund Fees and Expenses 4	0.01%		0.01%		0.01%		0.01%		0.01%		0.01%		0.01%		0.01%		0.01%		0.01%
Total Annual Fund Operating Expenses	1.15%		1.90%		1.29%		1.13%		1.90%		2.45%		2.26%		0.90%		1.01%		0.72%
Fee Waivers and/or Expense Reimbursement	(0.26	%) 5	(0.26	%) 5	(0.45	%) 6,7	(0.29	%) 6	(0.26	%) 5	(0.86	%) 6,7	(0.67	%) 6	(0.26	%) 5	(0.42	%) 6	(0.13	%) 6
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.89%		1.64%		0.84%		0.84%		1.64%		1.59%		1.59%		0.64%		0.59%		0.59%

48

*      Expense ratios reflect annual fund operating expenses for the most recent fiscal year ended July 31, 2011 of the Acquired Fund and the most recent fiscal year ended September 30, 2011 of the Acquiring Fund. Pro forma numbers are estimated as if the Reorganization had been completed as of September 30, 2011 and do not include the estimated costs of the Reorganization. The Funds will not bear any Reorganization costs, except portfolio repositioning costs, if any.
1        5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.

2      The Fund is authorized under its 12b-1 plan for Class A shares to pay an annual fee of up to 0.35% of its average daily net assets for the sale and distribution of shares. The Fund  currently intends to limit the amount of 12b-1 fees for Class A shares to a maximum of 0.25% per annum of the average daily net assets of Class A shares.

3         “Other Expenses” have been restated to reflect estimated amounts for the current fiscal year.

4      The total annual fund operating expenses do not correlate to the ratio of expenses that are included in each Fund’s Annual Report because the Annual Report does not include Acquired Fund Fees and Expenses.

5        FTAM has contractually agreed to waive fees and expenses through November 23, 2012. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by FTAM are subject to reimbursement by the Fund for the 12 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund to FTAM if it would result in the Fund exceeding the expense limitation described herein.

6      Touchstone Advisors and Touchstone Investment Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.83%, 1.58% and 0.58% for Class A shares, Class C shares and Class Y Shares, respectively. This expense limitation will remain in effect until at least April 16, 2014 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the shareholders. The terms of Touchstone Advisors’ contractual waiver agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Fund’s Board of Trustees, such amounts waived or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund’s operating expenses are below the expense limitation amount. See the section entitled “Expense Limitation Agreements with respect to the Acquiring Funds” in the Prospectus/Proxy Statement for more information.

7         Expenses shown above have been restated to reflect a change in the Fund’s contractual fee waiver and will differ from the expenses reflected in the Fund’s Annual Report dated September 30, 2011.

49

Fifth Third LifeModel Aggressive FundSM (Acquired Fund) and Touchstone Growth Allocation Fund (Acquiring Fund)*

	Acquired Fund Class A		Acquired Fund Class B		Acquiring Fund Class A		Acquiring Fund after Transaction (pro forma combined) Class A		Acquired Fund Class C		Acquiring Fund Class C		Acquiring Fund after Transaction (pro forma combined) Class C		Acquired Fund Institutional		Acquiring Fund Class Y		Acquiring Fund after Transaction (pro forma combined) Class Y
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.00%		None		5.75%		5.75%		None		None		None		None		None		None
Maximum Deferred Sales (Load) (as a % of original purchase price or the amount redeemed, whichever is less)	None		5.00	%1	None		None		1.00%		1.00%		1.00%		None		None		None
Wire Redemption Fee	—		—		Up to $15		Up to $15		—		Up to $15		Up to $15		—		Up to $15		Up to $15
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management Fees	0.15%		0.15%		0.25%		0.25%		0.15%		0.25%		0.25%		0.15%		0.25%		0.25%
Distribution and/or Service (12b-1) Fees	0.25%		1.00%		0.25%		0.25%		0.75%		1.00%		1.00%		None		None		None
Other Expenses	0.40%		0.40%		0.58	%2	0.54%		0.65%		0.55	%2	0.45%		0.40%		0.51	%2	0.24%
Acquired Fund Fees and Expenses	1.06	%3	1.06	%3	0.93	%2	0.93%		1.06	%3	0.93	%2	0.93%		1.06	%3	0.93	%2	0.93%
Total Annual Fund Operating Expenses	1.86	%3	2.61	%3	2.01%		1.97%		2.61	%3	2.73%		2.63%		1.61	%3	1.69%		1.42%
Fee Waivers and/or Expense Reimbursement	(0.47	%)4	(0.47	%)4	(0.51	%)5	(0.71	%)6	(0.47	%)4	(0.48	%)5	(0.62	%)6	(0.47	%)4	(0.44	%)5	(0.41	%)6
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.39%		2.14%		1.50%		1.26%		2.14%		2.25%		2.01%		1.14%		1.25%		1.01%

50

*      Expense ratios reflect annual fund operating expenses for the most recent fiscal year ended July 31, 2011 of the Acquired Fund and the most recent fiscal year ended July 31, 2011 of the Acquiring Fund. Pro forma numbers are estimated as if the Reorganization had been completed as of July 31, 2011 and do not include the estimated costs of the Reorganization. The Funds will not bear any Reorganization costs, except portfolio repositioning costs, if any.

1     5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.

2         “Other Expenses” and “Acquired Fund Fees and Expenses” have been restated to reflect estimated amounts for the current fiscal year.

3        Acquired Fund Fees and Expenses are not expenses incurred by the Fund directly, but are expenses of the investment companies in which the Fund invests. Total return information and the Net Expenses presented include indirect Acquired Fund Fees and Expenses that are not included in the Fund’s contractual expense caps of 0.33%, 1.08%, 1.08% and 0.08% for Class A, Class B, Class C and Institutional shares, respectively, and may vary depending on the particular underlying fund in which the Fund invests and the Fund’s asset weighting to such underlying Funds. The Total Annual Fund Operating Expenses and Net Expenses shown above differ from the Ratio of Expenses to Average Net Assets in the Financial Highlights, which do not include Acquired Fund Fees and Expenses.

4      FTAM has contractually agreed to waive fees and expenses through November 30, 2012.  Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by FTAM are subject to reimbursement by the Fund for the 37-month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund to FTAM if it would result in the Fund exceeding the expense limitation described herein.

5     Touchstone Advisors and Touchstone Strategic Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.57%, 1.32% and 0.32% for Class A shares, Class C shares and Class Y shares, respectively.   This expense limitation will remain in effect until at least April 16, 2014 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. Touchstone Advisors is entitled to recoup, subject to approval by the Board of Trustees of the Fund, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the expense limitation.  See the section entitled “Expense Limitation Agreements with respect to the Acquiring Funds” in the Prospectus/Proxy Statement for more information.

6        Effective upon consummation of the Reorganization, Touchstone Advisors and Touchstone Strategic Trust have agreed to enter an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.33%, 1.08% and 0.08% for Class A shares, Class C shares and Class Y shares, respectively. This expense limitation will remain in effect for a period of one year from the closing of the Reorganization.  Following the expiration of the one year contractual fee waiver, Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.41%, 1.16% and 0.16% for Class A shares, Class C shares and Class Y shares, respectively.  This expense limitation will remain in effect until at least April 16, 2014.  Touchstone Advisors is entitled to recoup, subject to approval by the Board of Trustees of the Fund, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the expense limitation. See the section entitled “Expense Limitation Agreements with respect to the Acquiring Funds” in the Prospectus/Proxy Statement for more information.

51

Fifth Third LifeModel Moderately Aggressive FundSM (Acquired Fund) and Touchstone Moderate Growth Allocation Fund (Acquiring Fund)*

	Acquired Fund Class A		Acquired Fund Class B		Acquiring Fund Class A		Acquiring Fund after Transaction (pro forma combined) Class A		Acquired Fund Class C		Acquiring Fund Class C		Acquiring Fund after Transaction (pro forma combined) Class C		Acquired Fund Institutional		Acquiring Fund Class Y		Acquiring Fund after Transaction (pro forma combined) Class Y
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.00%		None		5.75%		5.75%		None		None		None		None		None		None
Maximum Deferred Sales (Load) (as a % of original purchase price or the amount redeemed, whichever is less)	None		5.00	%1	None		None		1.00%		1.00%		1.00%		None		None		None
Wire Redemption Fee	—		—		Up to $15		Up to $15		—		Up to $15		Up to $15		—		Up to $15		Up to $15
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management Fees	0.15%		0.15%		0.25%		0.25%		0.15%		0.25%		0.25%		0.15%		0.25%		0.25%
Distribution and/or Service (12b-1) Fees	0.25%		1.00%		0.25%		0.25%		0.75%		1.00%		1.00%		None		None		None
Other Expenses	0.39%		0.39%		0.52	%2	0.53%		0.64%		0.47	%2	0.37%		0.39%		0.79	%2	0.24%
Acquired Fund Fees and Expenses	0.97	%3	0.97	%3	0.85	%2	0.85%		0.97	%3	0.85	%2	0.85%		0.97	%3	0.85	%2	0.85%
Total Annual Fund Operating Expenses	1.76	%3	2.51	%3	1.87%		1.88%		2.51	%3	2.57%		2.47%		1.51	%3	1.89%		1.34%
Fee Waivers and/or Expense Reimbursement	(0.46	%)4	(0.46	%)4	(0.45	%)5	(0.70	%)6	(0.46	%)4	(0.40	%)5	(0.54	%)6	(0.46	%)4	(0.72	%)5	(0.41	%)6
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.30%		2.05%		1.42%		1.18%		2.05%		2.17%		1.93%		1.05%		1.17%		0.93%

52

*     Expense ratios reflect annual fund operating expenses for the most recent fiscal year ended July 31, 2011 of the Acquired Fund and the most recent fiscal year ended July 31, 2011 of the Acquiring Fund. Pro forma numbers are estimated as if the Reorganization had been completed as of July 31, 2011 and do not include the estimated costs of the Reorganization. The Funds will not bear any Reorganization costs, except portfolio repositioning costs, if any.

1      5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.

2        “Other Expenses” and “Acquired Fund Fees and Expenses” have been restated to reflect estimated amounts for the current fiscal year.

3      Acquired Fund Fees and Expenses are not expenses incurred by the Fund directly, but are expenses of the investment companies in which the Fund invests. Total return information and the Net Expenses presented include indirect Acquired Fund Fees and Expenses that are not included in the Fund’s contractual expense caps of 0.33%, 1.08%, 1.08% and 0.08% for Class A, Class B, Class C and Institutional shares, respectively, and may vary depending on the particular underlying fund in which the Fund invests and the Fund’s asset weighting to such underlying Funds. The Total Annual Fund Operating Expenses and Net Expenses shown above differ from the Ratio of Expenses to Average Net Assets in the Financial Highlights, which do not include Acquired Fund Fees and Expenses.

4        FTAM has contractually agreed to waive fees and expenses through November 30, 2012. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by FTAM are subject to reimbursement by the Fund for the 37-month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund to FTAM if it would result in the Fund exceeding the expense limitation described herein.

5       Touchstone Advisors and Touchstone Strategic Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.57%, 1.32% and 0.32% for Class A shares, Class C shares and Class Y shares, respectively.   This expense limitation will remain in effect until at least April 16, 2014 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. Touchstone Advisors is entitled to recoup, subject to approval by the Board of Trustees of the Fund, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the expense limitation.  See the section entitled “Expense Limitation Agreements with respect to the Acquiring Funds” in the Prospectus/Proxy Statement for more information.

6        Effective upon consummation of the Reorganization, Touchstone Advisors and Touchstone Strategic Trust have agreed to enter an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.33%, 1.08% and 0.08% for Class A shares, Class C shares and Class Y shares, respectively. This expense limitation will remain in effect for a period of one year from the closing of the Reorganization.  Following the expiration of the one year contractual fee waiver, Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.41%, 1.16% and 0.16% for Class A shares, Class C shares and Class Y shares, respectively.  This expense limitation will remain in effect until at least April 16, 2014.  Touchstone Advisors is entitled to recoup, subject to approval by the Board of Trustees of the Fund, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the expense limitation. See the section entitled “Expense Limitation Agreements with respect to the Acquiring Funds” in the Prospectus/Proxy Statement for more information.

53

Fifth Third LifeModel Moderate FundSM (Acquired Fund) and Touchstone Balanced Allocation Fund (Acquiring Fund)*

	Acquired Fund Class A		Acquired Fund Class B		Acquiring Fund Class A		Acquiring Fund after Transaction (pro forma combined) Class A		Acquired Fund Class C		Acquiring Fund Class C		Acquiring Fund after Transaction (pro forma combined) Class C		Acquired Fund Institutional		Acquiring Fund Class Y		Acquiring Fund after Transaction (pro forma combined) Class Y
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.00%		None		5.75%		5.75%		None		None		None		None		None		None
Maximum Deferred Sales (Load) (as a % of original purchase price or the amount redeemed, whichever is less)	None		5.00	%1	None		None		1.00%		1.00%		1.00%		None		None		None
Wire Redemption Fee	—		—		Up to $15		Up to $15		—		Up to $15		Up to $15		—		Up to $15		Up to $15
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management Fees	0.15%		0.15%		0.20%		0.20%		0.15%		0.20%		0.20%		0.15%		0.20%		0.20%
Distribution and/or Service (12b-1) Fees	0.25%		1.00%		0.25%		0.25%		0.75%		1.00%		1.00%		None		None		None
Other Expenses	0.31%		0.31%		0.49	%2	0.56%		0.56%		0.44	%2	0.36%		0.31%		0.82	%2	0.22%
Acquired Fund Fees and Expenses	0.87	%3	0.87	%3	0.74	%2	0.74%		0.87	%3	0.74	%2	0.74%		0.87	%3	0.74	%2	0.74%
Total Annual Fund Operating Expenses	1.58	%3	2.33	%3	1.68%		1.75%		2.33	%3	2.38%		2.30%		1.33	%3	1.76%		1.16%
Fee Waivers and/or Expense Reimbursement	(0.38	%)4	(0.38	%)4	(0.30	%)5	(0.68	%)6	(0.38	%)4	(0.25	%)5	(0.48	%)6	(0.38	%)4	(0.63	%)5	(0.34	%)6
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.20%		1.95%		1.38%		1.07%		1.95%		2.13%		1.82%		0.95%		1.13%		0.82%

54

*     Expense ratios reflect annual fund operating expenses for the most recent fiscal year ended July 31, 2011 of the Acquired Fund and the most recent fiscal year ended July 31, 2011 of the Acquiring Fund. Pro forma numbers are estimated as if the Reorganization had been completed as of July 31, 2011 and do not include the estimated costs of the Reorganization. The Funds will not bear any Reorganization costs, except portfolio repositioning costs, if any.

1      5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.

2      “Other Expenses” and “Acquired Fund Fees and Expenses” have been restated to reflect estimated amounts for the current fiscal year.

3      Acquired Fund Fees and Expenses are not expenses incurred by the Fund directly, but are expenses of the investment companies in which the Fund invests. Total return information and the Net Expenses presented include indirect Acquired Fund Fees and Expenses that are not included in the Fund’s contractual expense caps of 0.33%, 1.08%, 1.08% and 0.08% for Class A, Class B, Class C and Institutional shares, respectively, and may vary depending on the particular underlying fund in which the Fund invests and the Fund’s asset weighting to such underlying Funds. The Total Annual Fund Operating Expenses and Net Expenses shown above differ from the Ratio of Expenses to Average Net Assets in the Financial Highlights, which do not include Acquired Fund Fees and Expenses.

4         FTAM has contractually agreed to waive fees and expenses through November 30, 2012. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by FTAM are subject to reimbursement by the Fund for the 37-month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund to FTAM if it would result in the Fund exceeding the expense limitation described herein.

5         Touchstone Advisors and Touchstone Strategic Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.64%, 1.39% and 0.39% for Class A shares, Class C shares and Class Y shares, respectively.   This expense limitation will remain in effect until at least April 16, 2014 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. Touchstone Advisors is entitled to recoup, subject to approval by the Board of Trustees of the Fund, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the expense limitation.  See the section entitled “Expense Limitation Agreements with respect to the Acquiring Funds” in the Prospectus/Proxy Statement for more information.

6       Effective upon consummation of the Reorganization, Touchstone Advisors and Touchstone Strategic Trust have agreed to enter an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.33%, 1.08% and 0.08% for Class A shares, Class C shares and Class Y shares, respectively. This expense limitation will remain in effect for a period of one year from the closing of the Reorganization.  Following the expiration of the one year contractual fee waiver, Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.41%, 1.16% and 0.16% for Class A shares, Class C shares and Class Y shares, respectively.  This expense limitation will remain in effect until at least April 16, 2014.  Touchstone Advisors is entitled to recoup, subject to approval by the Board of Trustees of the Fund, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the expense limitation. See the section entitled “Expense Limitation Agreements with respect to the Acquiring Funds” in the Prospectus/Proxy Statement for more information.

55

Fifth Third LifeModel Moderately Conservative FundSM (Acquired Fund) and Touchstone Conservative Allocation Fund (Acquiring Fund)*

	Acquired Fund Class A		Acquired Fund Class B		Acquiring Fund Class A		Acquiring Fund after Transactions (pro forma combined) Class A		Acquired Fund Class C		Acquiring Fund Class C		Acquiring Fund after Transactions (pro forma combined) Class C		Acquired Fund Institutional		Acquiring Fund Class Y		Acquiring Fund after Transactions (pro forma combined) Class Y
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.00%		None		5.75%		5.75%		None		None		None		None		None		None
Maximum Deferred Sales (Load) (as a % of original purchase price or the amount redeemed, whichever is less)	None		5.00	%1	None		None		1.00%		1.00%		1.00%		None		None		None
Wire Redemption Fee	—		—		Up to $15		Up to $15		—		Up to $15		Up to $15		—		Up to $15		Up to $15
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management Fees	0.15%		0.15%		0.20%		0.20%		0.15%		0.20%		0.20%		0.15%		0.20%		0.20%
Distribution and/or Service (12b-1) Fees	0.25%		1.00%		0.25%		0.25%		0.75%		1.00%		1.00%		None		None		None
Other Expenses	0.49%		0.49%		0.47	%2	0.47%		0.74%		0.48	%2	0.43%		0.49%		0.80	%2	0.26%
Acquired Fund Fees and Expenses	0.82	%3	0.82	%3	0.61	%2	0.61%		0.82	%3	0.61	%2	0.61%		0.82	%3	0.61	%2	0.61%
Total Annual Fund Operating Expenses	1.71	%3	2.46	%3	1.53%		1.53%		2.46	%3	2.29%		2.24%		1.46	%3	1.61%		1.07%
Fee Waivers and/or Expense Reimbursement	(0.56	%)4	(0.56	%)4	(0.31	%)5	(0.59	%)6	(0.56	%)4	(0.32	%)5	(0.55	%)6	(0.56	%)4	(0.64	%)5	(0.38	%)6
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.15%		1.90%		1.22%		0.94%		1.90%		1.97%		1.69%		0.90%		0.97%		0.69%

56

*     Expense ratios reflect annual fund operating expenses for the most recent fiscal year ended July 31, 2011 of the Acquired Fund and the most recent fiscal year ended July 31, 2011 of the Acquiring Fund. Pro forma numbers are estimated as if the Reorganization had been completed as of July 31, 2011 and do not include the estimated costs of the Reorganization. The Funds will not bear any Reorganization costs, except portfolio repositioning costs, if any.

1         5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.

2      “Other Expenses” and “Acquired Fund Fees and Expenses” have been restated to reflect estimated amounts for the current fiscal year.

3        Acquired Fund Fees and Expenses are not expenses incurred by the Fund directly, but are expenses of the investment companies in which the Fund invests. Total return information and the Net Expenses presented include indirect Acquired Fund Fees and Expenses that are not included in the Fund’s contractual expense caps of 0.33%, 1.08%, 1.08% and 0.08% for Class A, Class B, Class C and Institutional shares, respectively, and may vary depending on the particular underlying fund in which the Fund invests and the Fund’s asset weighting to such underlying Funds. The Total Annual Fund Operating Expenses and Net Expenses shown above differ from the Ratio of Expenses to Average Net Assets in the Financial Highlights, which do not include Acquired Fund Fees and Expenses.

4         FTAM has contractually agreed to waive fees and expenses through November 30, 2012. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by FTAM are subject to reimbursement by the Fund for the 37-month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund to FTAM if it would result in the Fund exceeding the expense limitation described herein.

5         Touchstone Advisors and Touchstone Strategic Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.61%, 1.36% and 0.36% for Class A shares, Class C shares and Class Y shares, respectively.   This expense limitation will remain in effect until at least April 16, 2014 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. Touchstone Advisors is entitled to recoup, subject to approval by the Board of Trustees of the Fund, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the expense limitation.  See the section entitled “Expense Limitation Agreements with respect to the Acquiring Funds” in the Prospectus/Proxy Statement for more information.

6       Effective upon consummation of the Reorganization, Touchstone Advisors and Touchstone Strategic Trust have agreed to enter an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.33%, 1.08% and 0.08% for Class A shares, Class C shares and Class Y shares, respectively. This expense limitation will remain in effect for a period of one year from the closing of the Reorganization.  Following the expiration of the one year contractual fee waiver, Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.41%, 1.16% and 0.16% for Class A shares, Class C shares and Class Y shares, respectively.  This expense limitation will remain in effect until at least April 16, 2014.  Touchstone Advisors is entitled to recoup, subject to approval by the Board of Trustees of the Fund, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the expense limitation. See the section entitled “Expense Limitation Agreements with respect to the Acquiring Funds” in the Prospectus/Proxy Statement for more information.

57

Fifth Third LifeModel Conservative FundSM (Acquired Fund) and Touchstone Conservative Allocation Fund (Acquiring Fund)*

	Acquired Fund Class A		Acquired Fund Class B		Acquiring Fund Class A		Acquiring Fund after Transactions (pro forma combined) Class A		Acquired Fund Class C		Acquiring Fund Class C		Acquiring Fund after Transactions (pro forma combined) Class C		Acquired Fund Institutional		Acquiring Fund Class Y		Acquiring Fund after Transactions (pro forma combined) Class Y
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.00%		None		5.75%		5.75%		None		None		None		None		None		None
Maximum Deferred Sales (Load) (as a % of original purchase price or the amount redeemed, whichever is less)	None		5.00	%1	None		None		1.00%		1.00%		1.00%		None		None		None
Wire Redemption Fee	—		—		Up to $15		Up to $15		—		Up to $15		Up to $15		—		Up to $15		Up to $15
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management Fees	0.15%		0.15%		0.20%		0.20%		0.15%		0.20%		0.20%		0.15%		0.20%		0.20%
Distribution and/or Service (12b-1) Fees	0.25%		1.00%		0.25%		0.25%		0.75%		1.00%		1.00%		None		None		None
Other Expenses	0.57%		0.57%		0.47	%2	0.47%		0.82%		0.48	%2	0.43%		0.57%		0.80	%2	0.26%
Acquired Fund Fees and Expenses	0.72	%3	0.72	%3	0.61	%2	0.61%		0.72	%3	0.61	%2	0.61%		0.72	%3	0.61	%2	0.61%
Total Annual Fund Operating Expenses	1.69	%3	2.44	%3	1.53%		1.53%		2.44	%3	2.29%		2.24%		1.44	%3	1.61%		1.07%
Fee Waivers and/or Expense Reimbursement	(0.64	%)4	(0.64	%)4	(0.31	%)5	(0.59	%)6	(0.64	%)4	(0.32	%)5	(0.55	%)6	(0.64	%)4	(0.64	%)5	(0.38	%)6
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.05%		1.80%		1.22%		0.94%		1.80%		1.97%		1.69%		0.80%		0.97%		0.69%

58

*     Expense ratios reflect annual fund operating expenses for the most recent fiscal year ended July 31, 2011 of the Acquired Fund and the most recent fiscal year ended July 31, 2011 of the Acquiring Fund. Pro forma numbers are estimated as if the Reorganization had been completed as of July 31, 2011 and do not include the estimated costs of the Reorganization. The Funds will not bear any Reorganization costs, except portfolio repositioning costs, if any.

1     5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.

2      “Other Expenses” and “Acquired Fund Fees and Expenses” have been restated to reflect estimated amounts for the current fiscal year.

3        Acquired Fund Fees and Expenses are not expenses incurred by the Fund directly, but are expenses of the investment companies in which the Fund invests. Total return information and the Net Expenses presented include indirect Acquired Fund Fees and Expenses that are not included in the Fund’s contractual expense caps of 0.33%, 1.08%, 1.08% and 0.08% for Class A, Class B, Class C and Institutional shares, respectively, and may vary depending on the particular underlying fund in which the Fund invests and the Fund’s asset weighting to such underlying Funds. The Total Annual Fund Operating Expenses and Net Expenses shown above differ from the Ratio of Expenses to Average Net Assets in the Financial Highlights, which do not include Acquired Fund Fees and Expenses.

4        FTAM has contractually agreed to waive fees and expenses through November 30, 2012. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by FTAM are subject to reimbursement by the Fund for the 37-month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund to FTAM if it would result in the Fund exceeding the expense limitation described herein.

5      Touchstone Advisors and Touchstone Strategic Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.61%, 1.36% and 0.36% for Class A shares, Class C shares and Class Y shares, respectively.   This expense limitation will remain in effect until at least April 16, 2014 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. Touchstone Advisors is entitled to recoup, subject to approval by the Board of Trustees of the Fund, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the expense limitation.  See the section entitled “Expense Limitation Agreements with respect to the Acquiring Funds” in the Prospectus/Proxy Statement for more information.

6       Effective upon consummation of the Reorganization, Touchstone Advisors and Touchstone Strategic Trust have agreed to enter an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.33%, 1.08% and 0.08% for Class A shares, Class C shares and Class Y shares, respectively. This expense limitation will remain in effect for a period of one year from the closing of the Reorganization.  Following the expiration of the one year contractual fee waiver, Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.41%, 1.16% and 0.16% for Class A shares, Class C shares and Class Y shares, respectively.  This expense limitation will remain in effect until at least April 16, 2014.  Touchstone Advisors is entitled to recoup, subject to approval by the Board of Trustees of the Fund, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the expense limitation. See the section entitled “Expense Limitation Agreements with respect to the Acquiring Funds” in the Prospectus/Proxy Statement for more information.

59

Fifth Third Micro Cap Value Fund (Acquired Fund) and Touchstone Micro Cap Value Fund (Acquiring Fund)*

	Acquired Fund Class A		Acquired Fund Class B		Acquiring Fund after Transaction (pro forma combined) Class A		Acquired Fund Class C		Acquiring Fund after Transaction (pro forma combined) Class C		Acquired Fund Institutional		Acquiring Fund after Transaction (pro forma combined) Class Y
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.00%		None		5.75%		None		None		None		None
Maximum Deferred Sales (Load) (as a % of original purchase price or the amount redeemed, whichever is less)	None		5.00	%1	None		1.00%		1.00%		None		None
Wire Redemption Fee	—		—		Up to $15		—		Up to $15		—		Up to $15
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management Fees	1.00%		1.00%		1.00%		1.00%		1.00%		1.00%		1.00%
Distribution and/or Service (12b-1) Fees	0.25%		1.00%		0.25%		0.75%		1.00%		None		None
Other Expenses	0.71%		0.71%		0.54	%4	0.96%		0.53	%4	0.71%		0.56	%4
Acquired Fund Fees and Expenses	0.02	%2	0.02	%2	0.02%		0.02	%2	0.02%		0.02	%2	0.02%
Total Annual Fund Operating Expenses	1.98%		2.73%		1.81%		2.73%		2.55%		1.73%		1.58%
Fee Waivers and/or Expense Reimbursement	(0.36	%)3	(0.36	%)3	(0.19	%)5	(0.36	%)3	(0.18	%)5	(0.36	%)3	(0.21	%)5
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.62%		2.37%		1.62%		2.37%		2.37%		1.37%		1.37%
*     Expense ratios reflect annual fund operating expenses for the most recent fiscal year ended of the Acquired Fund (July 31, 2011). Pro forma numbers are estimated as if the Reorganization had been completed as of July 31, 2011 and do not include the estimated costs of the Reorganization. The Funds will not bear any Reorganization costs, except portfolio repositioning costs, if any.

1      5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.

2      The total annual fund operating expenses do not correlate to the ratio of expenses that are included in the Fund’s Annual Report dated July 31, 2011 because the Annual Report does not include Acquired Fund Fees and Expenses.

3        FTAM has contractually agreed to waive fees and expenses through November 23, 2012.  Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by FTAM are subject to reimbursement by the Fund for the 12 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund to FTAM if it would result in the Fund exceeding the expense limitation described herein.

4      “Other Expenses” have been restated to reflect estimated amounts for the current fiscal year.

5      Effective upon consummation of the Reorganization, Touchstone Advisors and Touchstone Strategic Trust have agreed to enter an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.60%, 2.35% and 1.35% for Class A shares, Class C shares and Class Y shares, respectively. This expense limitation will remain in effect for a period of one year from the closing of the Reorganization.  Touchstone Advisors is entitled to recoup, subject to approval by the Board of Trustees of the Fund, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the expense limitation.  See the section entitled “Expense Limitation Agreements with respect to the Acquiring Funds” in the Prospectus/Proxy Statement for more information.

60

Fifth Third Small Cap Value Fund (Acquired Fund) and Touchstone Small Company Value Fund (Acquiring Fund)*

	Acquired Fund Class A		Acquired Fund Class B		Acquiring Fund after Transaction (pro forma combined) Class A		Acquired Fund Class C		Acquiring Fund after Transaction (pro forma combined) Class C		Acquired Fund Institutional		Acquiring Fund after Transaction (pro forma combined) Class Y
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.00%		None		5.75%		None		None		None		None
Maximum Deferred Sales (Load) (as a % of original purchase price or the amount redeemed, whichever is less)	None		5.00	%1	None		1.00%		1.00%		None		None
Wire Redemption Fee	—		—		Up to $15		—		Up to $15		—		Up to $15
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management Fees	0.90%		0.90%		0.90%		0.90%		0.90%		0.90%		0.90%
Distribution and/or Service (12b-1) Fees	0.25%		1.00%		0.25%		0.75%		1.00%		None		None
Other Expenses	0.45%		0.45%		0.59	%4	0.70%		0.70	%4	0.45%		0.34	%4
Acquired Fund Fees and Expenses	0.01	%2	0.01	%2	0.01%		0.01	%2	0.01%		0.01	%2	0.01%
Total Annual Fund Operating Expenses	1.61%		2.36%		1.75%		2.36%		2.61%		1.36%		1.25%
Fee Waivers and/or Expense Reimbursement	(0.40	%)3	(0.40	%)3	(0.54	%)5	(0.40	%)3	(0.65	%)5	(0.40	%)3	(0.29	%)5
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.21%		1.96%		1.21%		1.96%		1.96%		0.96%		0.96%
*     Expense ratios reflect annual fund operating expenses for the most recent fiscal year ended of the Acquired Fund (July 31, 2011). Pro forma numbers are estimated as if the Reorganization had been completed as of July 31, 2011 and do not include the estimated costs of the Reorganization. The Funds will not bear any Reorganization costs, except portfolio repositioning costs, if any.

1        5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.

2      The total annual fund operating expenses do not correlate to the ratio of expenses that are included in the Fund’s Annual Report dated July 31, 2011 because the Annual Report does not include Acquired Fund Fees and Expenses.

3      FTAM has contractually agreed to waive fees and expenses through November 23, 2012. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by FTAM are subject to reimbursement by the Fund for the 12 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund to FTAM if it would result in the Fund exceeding the expense limitation described herein.

4         “Other Expenses” have been restated to reflect estimated amounts for the current fiscal year.

5     Effective upon consummation of the Reorganization, Touchstone Advisors and Touchstone Strategic Trust have agreed to enter an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.20%, 1.95% and 0.95% for Class A shares, Class C shares and Class Y shares, respectively. This expense limitation will remain in effect for a period of one year from the closing of the Reorganization.  Touchstone Advisors is entitled to recoup, subject to approval by the Board of Trustees of the Fund, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the expense limitation. See the section entitled “Expense Limitation Agreements with respect to the Acquiring Funds” in the Prospectus/Proxy Statement for more information.

61

Fifth Third International Equity Fund (Acquired Fund) and Touchstone International Value Fund (Acquiring Fund)*

	Acquired Fund Class A		Acquired Fund Class B		Acquiring Fund after Transactions (pro forma combined) Class A		Acquired Fund Class C		Acquiring Fund after Transactions (pro forma combined) Class C		Acquired Fund Institutional		Acquiring Fund after Transactions (pro forma combined) Class Y
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.00%		None		5.75%		None		None		None		None
Maximum Deferred Sales (Load) (as a % of original purchase price or the amount redeemed, whichever is less)	None		5.00	%1	None		1.00%		1.00%		None		None
Wire Redemption Fee	—		—		Up to $15		—		Up to $15		—		Up to $15
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management Fees	1.00%		1.00%		1.00%		1.00%		1.00%		1.00%		1.00%
Distribution and/or Service (12b-1) Fees	0.25%		1.00%		0.25%		0.75%		1.00%		None		None
Other Expenses
Interest Expense	0.01%		0.01%		0.01%4		0.01%		0.01%4		0.01%		0.01%4
Other Operating Expenses	0.35%		0.35%		0.46%4		0.60%		2.03%4		0.35%		0.38%4
Total Other Expenses	0.36%		0.36%		0.47	%4	0.61%		2.04	%4	0.36%		0.39	%4
Acquired Fund Fees and Expenses	0.01	%2	0.01	%2	0.01%		0.01	%2	0.01%		0.01	%2	0.01%
Total Annual Fund Operating Expenses	1.62%		2.37%		1.73%		2.37%		4.05%		1.37%		1.40%
Fee Waivers and/or Expense Reimbursement	(0.24	%)3	(0.24	%)3	(0.35	%)5	(0.24	%)3	(1.92	%)5	(0.24	%)3	(0.27	%)5
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.38%		2.13%		1.38%		2.13%		2.13%		1.13%		1.13%
*      Expense ratios reflect annual fund operating expenses for the most recent fiscal year ended of the Acquired Fund (July 31, 2011). Pro forma numbers are estimated as if the Reorganization had been completed as of July 31, 2011 and do not include the estimated costs of the Reorganization. The Funds will not bear any Reorganization costs, except portfolio repositioning costs, if any.

1        5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.

2      The total annual fund operating expenses do not correlate to the ratio of expenses that are included in the Fund’s Annual Report dated July 31, 2011 because the Annual Report does not include Acquired Fund Fees and Expenses.

3      FTAM has contractually agreed to waive fees and expenses through November 23, 2012.  Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by FTAM are subject to reimbursement by the Fund for the 12 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund to FTAM if it would result in the Fund exceeding the expense limitation described herein.

4        “Other Expenses” have been restated to reflect estimated amounts for the current fiscal year.

5     Effective upon consummation of the Reorganization, Touchstone Advisors and Touchstone Strategic Trust have agreed to enter an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.36%, 2.11% and 1.11% for Class A shares, Class C shares and Class Y shares, respectively. This expense limitation will remain in effect for a period of one year from the closing of the Reorganization.  Touchstone Advisors is entitled to recoup, subject to approval by the Board of Trustees of the Fund, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the expense limitation. See the section entitled “Expense Limitation Agreements with respect to the Acquiring Funds” in the Prospectus/Proxy Statement for more information.

62

Fifth Third Strategic Income Fund (Acquired Fund) and Touchstone Strategic Income Fund (Acquiring Fund)*

	Acquired Fund Class A		Acquired Fund Class B		Acquiring Fund after Transactions (pro forma combined) Class A		Acquired Fund Class C		Acquiring Fund after Transactions (pro forma combined) Class C		Acquired Fund Institutional		Acquiring Fund after Transactions (pro forma combined) Class Y
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.00%		None		5.75%		None		None		None		None
Maximum Deferred Sales (Load) (as a % of original purchase price or the amount redeemed, whichever is less)	None		5.00	%1	None		1.00%		1.00%		None		None
Wire Redemption Fee	—		—		Up to $15		—		Up to $15		—		Up to $15
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management Fees	1.00%		1.00%		0.70%		1.00%		0.70%		1.00%		0.70%
Distribution and/or Service (12b-1) Fees	0.25%		1.00%		0.25%		0.75%		1.00%		None		None
Other Expenses	0.36%		0.36%		0.37	%4	0.61%		0.39	%4	0.36%		0.33	%4
Acquired Fund Fees and Expenses	0.05	%2	0.05	%2	0.05%		0.05	%2	0.05%		0.05	%2	0.05%
Total Annual Fund Operating Expenses	1.66%		2.41%		1.37%		2.41%		2.14%		1.41%		1.08%
Fee Waivers and/or Expense Reimbursement	(0.67	%)3	(0.67	%)3	(0.38	%)5	(0.67	%)3	(0.40	%)5	(0.67	%)3	(0.34	%)5
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.99%		1.74%		0.99%		1.74%		1.74%		0.74%		0.74%
*     Expense ratios reflect annual fund operating expenses for the most recent fiscal year ended of the Acquired Fund (July 31, 2011). Pro forma numbers are estimated as if the Reorganization had been completed as of July 31, 2011 and do not include the estimated costs of the Reorganization. The Funds will not bear any Reorganization costs, except portfolio repositioning costs, if any.

1      5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.

2      The total annual fund operating expenses do not correlate to the ratio of expenses that are included in the Fund’s Annual Report dated July 31, 2011 because the Annual Report does not include Acquired Fund Fees and Expenses.

3        FTAM has contractually agreed to waive fees and expenses through November 23, 2012. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by FTAM are subject to reimbursement by the Fund for the 12 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund to FTAM if it would result in the Fund exceeding the expense limitation described herein.

4         “Other Expenses” have been restated to reflect estimated amounts for the current fiscal year.

5        Effective upon consummation of the Reorganization, Touchstone Advisors and Touchstone Strategic Trust have agreed to enter an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.94%, 1.69% and 0.69% for Class A shares, Class C shares and Class Y shares, respectively. This expense limitation will remain in effect for a period of one year from the closing of the Reorganization.  Touchstone Advisors is entitled to recoup, subject to approval by the Board of Trustees of the Fund, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the expense limitation. See the section entitled “Expense Limitation Agreements with respect to the Acquiring Funds” in the Prospectus/Proxy Statement for more information.

63

Expense Examples

Fifth Third Quality Growth Fund (Acquired Fund) and Touchstone Large Cap Growth Fund (Acquiring Fund)

The examples are intended to help you compare the cost of investing in the Acquired Fund versus the Acquiring Fund and the Acquiring Fund (Pro Forma), assuming the Reorganization takes place.  The examples assume that you invest $10,000 for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the operating expenses remain the same.  The examples also assume that the expense limitations for the Acquired Fund, Acquiring Fund and Acquiring Fund (Pro Forma) remain in effect for a period of one year.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Assuming Redemption				Assuming No Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Fifth Third Quality Growth Fund Class A	$617	$900	$1,204	$2,065	$617	$900	$1,204	$2,065
Fifth Third Quality Growth Fund Class B	$698	$951	$1,330	$2,261	$198	$651	$1,130	$2,261
Touchstone Large Cap Growth Fund Class A	$695	$969	$1,263	$2,097	$695	$969	$1,263	$2,097
Touchstone Large Cap Growth Fund (Pro Forma) Class A	$690	$962	$1,254	$2,083	$690	$962	$1,254	$2,083
Fifth Third Quality Growth Fund Class C	$298	$651	$1,130	$2,453	$198	$651	$1,130	$2,453
Touchstone Large Cap Growth Fund Class C	$303	$646	$1,115	$2,414	$203	$646	$1,115	$2,414
Touchstone Large Cap Growth Fund (Pro Forma) Class C	$298	$646	$1,119	$2,429	$198	$646	$1,119	$2,429
Fifth Third Quality Growth Fund Institutional	$97	$342	$607	$1,363	$97	$342	$607	$1,363
Touchstone Large Cap Growth Fund Class Y	$101	$347	$613	$1,373	$101	$347	$613	$1,373
Touchstone Large Cap Growth Fund (Pro Forma) Class Y	$97	$326	$574	$1,284	$97	$326	$574	$1,284

64

Fifth Third Mid Cap Growth Fund (Acquired Fund) and
Touchstone Growth Opportunities Fund (Acquiring Fund)

The examples are intended to help you compare the cost of investing in the Acquired Fund versus the Acquiring Fund and the Acquiring Fund (Pro Forma), assuming the Reorganization takes place.  The examples assume that you invest $10,000 for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the operating expenses remain the same.  The examples also assume that the expense limitations for the Acquired Fund, Acquiring Fund and Acquiring Fund (Pro Forma) remain in effect for a period of one year.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Assuming Redemption				Assuming No Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Fifth Third Mid Cap Growth Fund Class A	$617	$924	$1,252	$2,179	$617	$924	$1,252	$2,179
Fifth Third Mid Cap Growth Fund Class B	$699	$976	$1,379	$2,374	$199	$676	$1,179	$2,374
Touchstone Growth Opportunities Fund Class A	$694	$984	$1,295	$2,174	$694	$984	$1,295	$2,174
Touchstone Growth Opportunities Fund (Pro Forma) Class A	$690	$966	$1,262	$2,103	$690	$966	$1,262	$2,103
Fifth Third Mid Cap Growth Fund Class C	$299	$676	$1,179	$2,563	$199	$676	$1,179	$2,563
Touchstone Growth Opportunities Fund Class C	$302	$720	$1,264	$2,751	$202	$720	$1,264	$2,751
Touchstone Growth Opportunities Fund (Pro Forma) Class C	$298	$708	$1,244	$2,711	$198	$708	$1,244	$2,711
Fifth Third Mid Cap Growth Fund Institutional	$98	$369	$660	$1,488	$98	$369	$660	$1,488
Touchstone Growth Opportunities Fund Class Y	$101	$407	$735	$1,665	$101	$407	$735	$1,665
Touchstone Growth Opportunities Fund (Pro Forma) Class Y	$97	$360	$644	$1,453	$97	$360	$644	$1,453

65

Fifth Third Disciplined Large Cap Value Fund (Acquired Fund) and
Touchstone Value Fund (Acquiring Fund)

The examples are intended to help you compare the cost of investing in the Acquired Fund versus the Acquiring Fund and the Acquiring Fund (Pro Forma), assuming the Reorganization takes place.  The examples assume that you invest $10,000 for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the operating expenses remain the same.  The examples also assume that the expense limits for the Acquired Fund remain in effect for a period of one year, the expense limits for the Acquiring Fund remain in effect for the length of the contractual limit and the expense limits Acquiring Fund (Pro Forma) remain in effect for the length of the contractual limits.  The expense examples show the costs with respect to the Touchstone Value Fund on a pro forma basis after giving effect to the proposed Reorganizations among the Touchstone Value Fund, the Fifth Third Disciplined Large Cap Value Fund, and the Fifth Third All Cap Value Fund, based on combined net assets as if the transactions had occurred on March 31, 2012.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Assuming Redemption				Assuming No Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Fifth Third Disciplined Large Cap Value Fund Class A	$597	$872	$1,168	$2,008	$597	$872	$1,168	$2,008
Fifth Third Disciplined Large Cap Value Fund Class B	$678	$923	$1,294	$2,205	$178	$623	$1,094	$2,205
Touchstone Value Fund Class A	$690	$997	$1,389	$2,484	$690	$997	$1,389	$2,484
Touchstone Value Fund (Pro Forma) Class A	$671	$983	$1,348	$2,370	$671	$983	$1,348	$2,370
Fifth Third Disciplined Large Cap Value Fund Class C	$278	$623	$1,094	$2,397	$178	$623	$1,094	$2,397
Touchstone Value Fund Class C	$298	$650	$1,167	$2,586	$198	$650	$1,167	$2,586
Touchstone Value Fund (Pro Forma) Class C	$278	$739	$1,388	$3,131	$178	$739	$1,388	$3,131
Fifth Third Disciplined Large Cap Value Fund Institutional	$77	$314	$570	$1,303	$77	$314	$570	$1,303
Touchstone Value Fund Class Y	$97	$327	$600	$1,381	$97	$327	$600	$1,381
Touchstone Value Fund (Pro Forma) Class Y	$77	$291	$528	$1,209	$77	$291	$528	$1,209

66

Fifth Third All Cap Value Fund (Acquired Fund) and Touchstone Value Fund (Acquiring Fund)

The examples are intended to help you compare the cost of investing in the Acquired Fund versus the Acquiring Fund and the Acquiring Fund (Pro Forma), assuming the Reorganization takes place.  The examples assume that you invest $10,000 for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the operating expenses remain the same.  The examples also assume that the expense limits for the Acquired Fund remain in effect for a period of one year, the expense limits for the Acquiring Fund remain in effect for the length of the contractual limit and the expense limits Acquiring Fund (Pro Forma) remain in effect for the length of the contractual limits.  The expense examples show the costs with respect to the Touchstone Value Fund on a pro forma basis after giving effect to the proposed Reorganizations among the Touchstone Value Fund, the Fifth Third Disciplined Large Cap Value Fund, and the Fifth Third All Cap Value Fund, based on combined net assets as if the transactions had occurred on March 31, 2012.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Assuming Redemption				Assuming No Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Fifth Third All Cap Value Fund Class A	$607	$955	$1,327	$2,368	$607	$955	$1,327	$2,368
Fifth Third All Cap Value Fund Class B	$689	$1,009	$1,456	$2,562	$189	$709	$1,256	$2,562
Touchstone Value Fund Class A	$690	$997	$1,389	$2,484	$690	$997	$1,389	$2,484
Touchstone Value Fund (Pro Forma) Class A	$671	$983	$1,348	$2,370	$671	$983	$1,348	$2,370
Fifth Third All Cap Value Fund Class C	$289	$709	$1,256	$2,749	$189	$709	$1,256	$2,749
Touchstone Value Fund Class C	$298	$650	$1,167	$2,586	$198	$650	$1,167	$2,586
Touchstone Value Fund (Pro Forma) Class C	$278	$739	$1,388	$3,131	$178	$739	$1,388	$3,131
Fifth Third All Cap Value Fund Institutional	$88	$403	$741	$1,694	$88	$403	$741	$1,694
Touchstone Value Fund Class Y	$97	$327	$600	$1,381	$97	$327	$600	$1,381
Touchstone Value Fund (Pro Forma) Class Y	$77	$291	$528	$1,209	$77	$291	$528	$1,209

67

Fifth Third High Yield Bond Fund (Acquired Fund) and Touchstone High Yield Fund (Acquiring Fund)
The examples are intended to help you compare the cost of investing in the Acquired Fund versus the Acquiring Fund and the Acquiring Fund (Pro Forma), assuming the Reorganization takes place.  The examples assume that you invest $10,000 for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the operating expenses remain the same.  The examples also assume that the expense limitations for the Acquired Fund, the Acquiring Fund and the Acquiring Fund (Pro Forma) remain in effect for a period of one year.   Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Assuming Redemption				Assuming No Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Fifth Third High Yield Bond Fund Class A	$572	$859	$1,166	$2,037	$572	$859	$1,166	$2,037
Fifth Third High Yield Bond Fund Class B	$677	$933	$1,315	$2,254	$177	$633	$1,115	$2,254
Touchstone High Yield Fund Class A	$577	$820	$1,081	$1,828	$577	$820	$1,081	$1,828
Touchstone High Yield Fund (Pro Forma) Class A	$571	$804	$1,055	$1,772	$571	$804	$1,055	$1,772
Fifth Third High Yield Bond Fund Class C	$277	$633	$1,115	$2,445	$177	$633	$1,115	$2,445
Touchstone High Yield Fund Class C	$283	$631	$1,106	$2,417	$183	$631	$1,106	$2,417
Touchstone High Yield Fund (Pro Forma) Class C	$277	$611	$1,071	$2,345	$177	$611	$1,071	$2,345
Fifth Third High Yield Bond Fund Institutional	$76	$325	$591	$1,355	$76	$325	$591	$1,355
Touchstone High Yield Fund Class Y	$82	$292	$520	$1,174	$82	$292	$520	$1,174
Touchstone High Yield Fund (Pro Forma) Class Y	$76	$258	$456	$1,028	$76	$258	$456	$1,028

68

Fifth Third Short Term Bond Fund (Acquired Fund) and
Touchstone Ultra Short Duration Fixed Income Fund (Acquiring Fund)
The examples are intended to help you compare the cost of investing in the Acquired Fund versus the Acquiring Fund and the Acquiring Fund (Pro Forma), assuming the Reorganization takes place.  The examples assume that you invest $10,000 for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the operating expenses remain the same.  The examples also assume that the expense limits for the Acquired Fund remain in effect for a period of one year, the expense limits for the Acquiring Fund remain in effect for the length of the contractual limit and the expense limits Acquiring Fund (Pro Forma) remain in effect for the length of the contractual limit.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Assuming Redemption				Assuming No Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Fifth Third Short Term Bond Fund Class A	$372	$594	$833	$1,519	$372	$594	$833	$1,519
Touchstone Ultra Short Duration Fixed Income Fund Class A	$271	$443	$651	$1,250	$271	$443	$651	$1,250
Touchstone Ultra Short Duration Fixed Income Fund (Pro Forma) Class A	$271	$453	$666	$1,277	$271	$453	$666	$1,277
Fifth Third Short Term Bond Fund Class C	$250	$536	$946	$2,092	$150	$536	$946	$2,092
Touchstone Ultra Short Duration Fixed Income Fund Class C	$223	$402	$719	$1,618	$123	$402	$719	$1,618
Touchstone Ultra Short Duration Fixed Income Fund (Pro Forma) Class C	$223	$425	$766	$1,731	$123	$425	$766	$1,731
Fifth Third Short Term Bond Fund Institutional	$48	$223	$413	$962	$48	$223	$413	$962
Touchstone Ultra Short Duration Fixed Income Fund Class Y	$47	$172	$334	$804	$47	$172	$334	$804
Touchstone Ultra Short Duration Fixed Income Fund (Pro Forma) Class Y	$47	$160	$289	$664	$47	$160	$289	$664

69

Fifth Third Total Return Bond Fund (Acquired Fund) and  Touchstone Core Bond Fund (Acquiring Fund)
The examples are intended to help you compare the cost of investing in the Acquired Fund versus the Acquiring Fund and the Acquiring Fund (Pro Forma), assuming the Reorganization takes place.  The examples assume that you invest $10,000 for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the operating expenses remain the same.  The examples also assume that the expense limits for the Acquired Fund remain in effect for a period of one year, the expense limits for the Acquiring Fund remain in effect for the length of the contractual limit and the expense limits Acquiring Fund (Pro Forma) remain in effect for the length of the contractual limit.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Assuming Redemption				Assuming No Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Fifth Third Total Return Bond Fund Class A	$561	$798	$1,053	$1,782	$561	$798	$1,053	$1,782
Fifth Third Total Return Bond Fund Class B	$667	$871	$1,201	$2,003	$167	$571	$1,001	$2,003
Touchstone Core Bond Fund Class A	$557	$778	$1,064	$1,880	$557	$778	$1,064	$1,880
Touchstone Core Bond Fund (Pro Forma) Class A	$557	$773	$1,025	$1,774	$557	$773	$1,025	$1,774
Fifth Third Total Return Bond Fund Class C	$267	$571	$1,001	$2,198	$167	$571	$1,001	$2,198
Touchstone Core Bond Fund Class C	$262	$594	$1,145	$2,651	$162	$594	$1,145	$2,651
Touchstone Core Bond Fund (Pro Forma) Class C	$262	$601	$1,110	$2,510	$162	$601	$1,110	$2,510
Fifth Third Total Return Bond Fund Institutional	$65	$261	$473	$1,083	$65	$261	$473	$1,083
Touchstone Core Bond Fund Class Y	$60	$236	$474	$1,158	$60	$236	$474	$1,158
Touchstone Core Bond Fund (Pro Forma) Class Y	$60	$209	$379	$874	$60	$209	$379	$874

70

Fifth Third LifeModel Aggressive FundSM (Acquired Fund) and
Touchstone Growth Allocation Fund (Acquiring Fund)
The examples are intended to help you compare the cost of investing in the Acquired Fund versus the Acquiring Fund and the Acquiring Fund (Pro Forma), assuming the Reorganization takes place.  The examples assume that you invest $10,000 for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the operating expenses remain the same.  The examples also assume that the expense limits for the Acquired Fund remain in effect for a period of one year, the expense limits for the Acquiring Fund remain in effect for the length of the contractual limit and the expense limits Acquiring Fund (Pro Forma) remain in effect for the length of the contractual limits.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Assuming Redemption				Assuming No Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Fifth Third LifeModel Aggressive Fund SM Class A	$635	$1,013	$1,415	$2,536	$635	$1,013	$1,415	$2,536
Fifth Third LifeModel Aggressive Fund SM Class B	$717	$1,067	$1,544	$2,728	$217	$767	$1,344	$2,728
Touchstone Growth Allocation Fund Class A	$719	$1,074	$1,505	$2,700	$719	$1,074	$1,505	$2,700
Touchstone Growth Allocation Fund (Pro Forma) Class A	$696	$1,056	$1,479	$2,654	$696	$1,056	$1,479	$2,654
Fifth Third LifeModel Aggressive Fund SM Class C	$317	$767	$1,344	$2,911	$217	$767	$1,344	$2,911
Touchstone Growth Allocation Fund Class C	$328	$754	$1,357	$2,989	$228	$754	$1,357	$2,989
Touchstone Growth Allocation Fund (Pro Forma) Class C	$304	$727	$1,310	$2,893	$204	$727	$1,310	$2,893
Fifth Third LifeModel Aggressive Fund SM Institutional	$116	$462	$832	$1,872	$116	$462	$832	$1,872
Touchstone Growth Allocation Fund Class Y	$127	$444	$832	$1,920	$127	$444	$832	$1,920
Touchstone Growth Allocation Fund (Pro Forma) Class Y	$103	$388	$717	$1,648	$103	$388	$717	$1,648

71

Fifth Third LifeModel Moderately Aggressive FundSM (Acquired Fund) and
Touchstone Moderate Growth Allocation Fund (Acquiring Fund)
The examples are intended to help you compare the cost of investing in the Acquired Fund versus the Acquiring Fund and the Acquiring Fund (Pro Forma), assuming the Reorganization takes place.  The examples assume that you invest $10,000 for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the operating expenses remain the same.  The examples also assume that the expense limits for the Acquired Fund remain in effect for a period of one year, the expense limits for the Acquiring Fund remain in effect for the length of the contractual limit and the expense limits Acquiring Fund (Pro Forma) remain in effect for the length of the contractual limits.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Assuming Redemption				Assuming No Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Fifth Third LifeModel Moderately Aggressive Fund SM Class A	$626	$984	$1,366	$2,433	$626	$984	$1,366	$2,433
Fifth Third LifeModel Moderately Aggressive Fund SM Class B	$708	$1,038	$1,495	$2,628	$208	$738	$1,295	$2,628
Touchstone Moderate Growth Allocation Fund Class A	$711	$1,044	$1,446	$2,567	$711	$1,044	$1,446	$2,567
Touchstone Moderate Growth Allocation Fund (Pro Forma) Class A	$688	$1,032	$1,437	$2,565	$688	$1,032	$1,437	$2,565
Fifth Third LifeModel Moderately Aggressive Fund SM Class C	$308	$738	$1,295	$2,812	$208	$738	$1,295	$2,812
Touchstone Moderate Growth Allocation Fund Class C	$320	$721	$1,292	$2,844	$220	$721	$1,292	$2,844
Touchstone Moderate Growth Allocation Fund (Pro Forma) Class C	$296	$691	$1,241	$2,744	$196	$691	$1,241	$2,744
Fifth Third LifeModel Moderately Aggressive Fund SM Institutional	$107	$432	$780	$1,762	$107	$432	$780	$1,762
Touchstone Moderate Growth Allocation Fund Class Y	$119	$450	$884	$2,093	$119	$450	$884	$2,093
Touchstone Moderate Growth Allocation Fund (Pro Forma) Class Y	$95	$363	$675	$1,558	$95	$363	$675	$1,558

72

Fifth Third LifeModel Moderate FundSM (Acquired Fund) and
Touchstone Balanced Allocation Fund (Acquiring Fund)
The examples are intended to help you compare the cost of investing in the Acquired Fund versus the Acquiring Fund and the Acquiring Fund (Pro Forma), assuming the Reorganization takes place.  The examples assume that you invest $10,000 for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the operating expenses remain the same.  The examples also assume that the expense limits for the Acquired Fund remain in effect for a period of one year, the expense limits for the Acquiring Fund remain in effect for the length of the contractual limit and the expense limits Acquiring Fund (Pro Forma) remain in effect for the length of the contractual limits.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Assuming Redemption				Assuming No Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Fifth Third LifeModel Moderate Fund SM Class A	$616	$938	$1,282	$2,251	$616	$938	$1,282	$2,251
Fifth Third LifeModel Moderate Fund SM Class B	$698	$991	$1,410	$2,447	$198	$691	$1,210	$2,447
Touchstone Balanced Allocation Fund Class A	$707	$1,017	$1,381	$2,399	$707	$1,017	$1,381	$2,399
Touchstone Balanced Allocation Fund (Pro Forma) Class A	$678	$997	$1,376	$2,436	$678	$997	$1,376	$2,436
Fifth Third LifeModel Moderate Fund SM Class C	$298	$691	$1,210	$2,635	$198	$691	$1,210	$2,635
Touchstone Balanced Allocation Fund Class C	$316	$695	$1,227	$2,685	$216	$695	$1,227	$2,685
Touchstone Balanced Allocation Fund (Pro Forma) Class C	$285	$648	$1,164	$2,579	$185	$648	$1,164	$2,579
Fifth Third LifeModel Moderate Fund SM Institutional	$97	$384	$692	$1,568	$97	$384	$692	$1,568
Touchstone Balanced Allocation Fund Class Y	$115	$428	$833	$1,965	$115	$428	$833	$1,965
Touchstone Balanced Allocation Fund (Pro Forma) Class Y	$84	$318	$589	$1,364	$84	$318	$589	$1,364

73

Fifth Third LifeModel Moderately Conservative FundSM (Acquired Fund) and
Touchstone Conservative Allocation Fund (Acquiring Fund)

The examples are intended to help you compare the cost of investing in the Acquired Fund versus the Acquiring Fund and the Acquiring Fund (Pro Forma), assuming the Reorganization takes place.  The examples assume that you invest $10,000 for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the operating expenses remain the same.  The examples also assume that the expense limits for the Acquired Fund remain in effect for a period of one year, the expense limits for the Acquiring Fund remain in effect for the length of the contractual limit and the expense limits Acquiring Fund (Pro Forma) remain in effect for the length of the contractual limits.  The expense examples show the costs with respect to the Touchstone Conservative Allocation Fund on a pro forma basis after giving effect to the proposed Reorganization among the Touchstone Conservative Allocation Fund, the Fifth Third LifeModel Moderately Conservative FundSM, and the Fifth Third LifeModel Conservative FundSM, based on combined net assets as if the transactions had occurred on July 31, 2011.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Assuming Redemption				Assuming No Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Fifth Third LifeModel Moderately Conservative Fund SM Class A	$611	$960	$1,332	$2,374	$611	$960	$1,332	$2,374
Fifth Third LifeModel Moderately Conservative Fund SM Class B	$693	$1,013	$1,460	$2,569	$193	$713	$1,260	$2,569
Touchstone Conservative Allocation Fund Class A	$692	$971	$1,304	$2,243	$692	$971	$1,304	$2,243
Touchstone Conservative Allocation Fund (Pro Forma) Class A	$665	$947	$1,280	$2,221	$665	$947	$1,280	$2,221
Fifth Third LifeModel Moderately Conservative Fund SM Class C	$293	$713	$1,260	$2,754	$193	$713	$1,260	$2,754
Touchstone Conservative Allocation Fund Class C	$300	$652	$1,165	$2,573	$200	$652	$1,165	$2,573
Touchstone Conservative Allocation Fund (Pro Forma) Class C	$272	$619	$1,123	$2,509	$172	$619	$1,123	$2,509
Fifth Third LifeModel Moderately Conservative Fund SM Institutional	$92	$407	$745	$1,699	$92	$407	$745	$1,699
Touchstone Conservative Allocation Fund Class Y	$99	$379	$751	$1,796	$99	$379	$751	$1,796
Touchstone Conservative Allocation Fund (Pro Forma) Class Y	$70	$284	$535	$1,254	$70	$284	$535	$1,254

74

Fifth Third LifeModel Conservative FundSM (Acquired Fund) and
Touchstone Conservative Allocation Fund (Acquiring Fund)
The examples are intended to help you compare the cost of investing in the Acquired Fund versus the Acquiring Fund and the Acquiring Fund (Pro Forma), assuming the Reorganization takes place.  The examples assume that you invest $10,000 for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the operating expenses remain the same.  The examples also assume that the expense limits for the Acquired Fund remain in effect for a period of one year, the expense limits for the Acquiring Fund remain in effect for the length of the contractual limit and the expense limits Acquiring Fund (Pro Forma) remain in effect for the length of the contractual limits.  The expense examples show the costs with respect to the Touchstone Conservative Allocation Fund on a pro forma basis after giving effect to the proposed Reorganization among the Touchstone Conservative Allocation Fund, the Fifth Third LifeModel Moderately Conservative FundSM, and the Fifth Third LifeModel Conservative FundSM, based on combined net assets as if the transactions had occurred on July 31, 2011.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Assuming Redemption				Assuming No Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Fifth Third LifeModel Conservative Fund SM Class A	$602	$947	$1,315	$2,347	$602	$947	$1,315	$2,347
Fifth Third LifeModel Conservative Fund SM Class B	$683	$1,000	$1,443	$2,543	$183	$700	$1,243	$2,543
Touchstone Conservative Allocation Fund Class A	$692	$971	$1,304	$2,243	$692	$971	$1,304	$2,243
Touchstone Conservative Allocation Fund (Pro Forma) Class A	$665	$947	$1,280	$2,221	$665	$947	$1,280	$2,221
Fifth Third LifeModel Conservative Fund SM Class C	$283	$700	$1,243	$2,729	$183	$700	$1,243	$2,729
Touchstone Conservative Allocation Fund Class C	$300	$652	$1,165	$2,573	$200	$652	$1,165	$2,573
Touchstone Conservative Allocation Fund (Pro Forma) Class C	$272	$619	$1,123	$2,509	$172	$619	$1,123	$2,509
Fifth Third LifeModel Conservative Fund SM Institutional	$82	$393	$727	$1,671	$82	$393	$727	$1,671
Touchstone Conservative Allocation Fund Class Y	$99	$379	$751	$1,796	$99	$379	$751	$1,796
Touchstone Conservative Allocation Fund (Pro Forma) Class Y	$70	$284	$535	$1,254	$70	$284	$535	$1,254

75

Fifth Third Micro Cap Value Fund (Acquired Fund) and Touchstone Micro Cap Value Fund (Acquiring Fund)
The examples are intended to help you compare the cost of investing in the Acquired Fund versus the Acquiring Fund (Pro Forma), assuming the Reorganization takes place.  The examples assume that you invest $10,000 for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the operating expenses remain the same.  The examples also assume that the expense limits for the Acquired Fund and the Acquiring Fund (Pro Forma) remain in effect for a period of one year.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Assuming Redemption				Assuming No Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Fifth Third Micro Cap Value Fund Class A	$656	$1,056	$1,481	$2,661	$656	$1,056	$1,481	$2,661
Fifth Third Micro Cap Value Fund Class B	$740	$1,112	$1,611	$2,851	$240	$812	$1,411	$2,851
Touchstone Micro Cap Value Fund (Pro Forma) Class A	$730	$1,094	$1,482	$2,567	$730	$1,094	$1,482	$2,567
Fifth Third Micro Cap Value Fund Class C	$340	$812	$1,411	$3,032	$240	$812	$1,411	$3,032
Touchstone Micro Cap Value Fund (Pro Forma) Class C	$340	$775	$1,337	$2,867	$240	$775	$1,337	$2,867
Fifth Third Micro Cap Value Fund Institutional	$139	$509	$903	$2,008	$139	$509	$903	$2,008
Touchstone Micro Cap Value Fund (Pro Forma) Class Y	$139	$477	$839	$1,855	$139	$477	$839	$1,855

76

Fifth Third Small Cap Value Fund (Acquired Fund) and Touchstone Small Company Value Fund (Acquiring Fund)
The examples are intended to help you compare the cost of investing in the Acquired Fund versus the Acquiring Fund (Pro Forma), assuming the Reorganization takes place.  The examples assume that you invest $10,000 for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the operating expenses remain the same.  The examples also assume that the expense limits for the Acquired Fund and the Acquiring Fund (Pro Forma) remain in effect for a period of one year.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Assuming Redemption				Assuming No Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Fifth Third Small Cap Value Fund Class A	$617	$945	$1,295	$2,282	$617	$945	$1,295	$2,282
Fifth Third Small Cap Value Fund Class B	$699	$998	$1,423	$2,476	$199	$698	$1,223	$2,476
Touchstone Small Company Value Fund (Pro Forma) Class A	$691	$1,043	$1,419	$2,471	$691	$1,043	$1,419	$2,471
Fifth Third Small Cap Value Fund Class C	$299	$698	$1,223	$2,664	$199	$698	$1,223	$2,664
Touchstone Small Company Value Fund (Pro Forma) Class C	$299	$749	$1,326	$2,893	$199	$749	$1,326	$2,893
Fifth Third Small Cap Value Fund Institutional	$98	$391	$706	$1,599	$98	$391	$706	$1,599
Touchstone Small Company Value Fund (Pro Forma) Class Y	$98	$367	$657	$1,483	$98	$367	$657	$1,483

77

Fifth Third International Equity Fund (Acquired Fund) and Touchstone International Value Fund (Acquiring Fund)

The examples are intended to help you compare the cost of investing in the Acquired Fund versus the Acquiring Fund (Pro Forma), assuming the Reorganization takes place.  The examples assume that you invest $10,000 for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the operating expenses remain the same.  The examples also assume that the expense limits for the Acquired Fund and the Acquiring Fund (Pro Forma) remain in effect for a period of one year.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Assuming Redemption				Assuming No Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Fifth Third International Equity Fund Class A	$633	$963	$1,315	$2,306	$633	$963	$1,315	$2,306
Fifth Third International Equity Fund Class B	$716	$1,016	$1,443	$2,500	$216	$716	$1,243	$2,500
Touchstone International Value Fund (Pro Forma) Class A	$707	$1,055	$1,427	$2,468	$707	$1,055	$1,427	$2,468
Fifth Third International Equity Fund Class C	$316	$716	$1,243	$2,687	$216	$716	$1,243	$2,687
Touchstone International Value Fund (Pro Forma) Class C	$316	$1,056	$1,912	$4,126	$216	$1,056	$1,912	$4,126
Fifth Third International Equity Fund Institutional	$115	$410	$727	$1,625	$115	$410	$727	$1,625
Touchstone International Value Fund (Pro Forma) Class Y	$115	$416	$739	$1,654	$115	$416	$739	$1,654

78

Fifth Third Strategic Income Fund (Acquired Fund) and Touchstone Strategic Income Fund (Acquiring Fund)

The examples are intended to help you compare the cost of investing in the Acquired Fund versus the Acquiring Fund (Pro Forma), assuming the Reorganization takes place.  The examples assume that you invest $10,000 for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the operating expenses remain the same.  The examples also assume that the expense limits for the Acquired Fund and the Acquiring Fund (Pro Forma) remain in effect for a period of one year.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Assuming Redemption				Assuming No Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Fifth Third Strategic Income Fund Class A	$596	$936	$1,298	$2,316	$596	$936	$1,298	$2,316
Fifth Third Strategic Income Fund Class B	$677	$988	$1,427	$2,513	$177	$688	$1,227	$2,513
Touchstone Strategic Income Fund (Pro Forma) Class A	$670	$949	$1,248	$2,095	$670	$949	$1,248	$2,095
Fifth Third Strategic Income Fund Class C	$277	$688	$1,227	$2,700	$177	$688	$1,227	$2,700
Touchstone Strategic Income Fund (Pro Forma) Class C	$277	$631	$1,111	$2,437	$177	$631	$1,111	$2,437
Fifth Third Strategic Income Fund Institutional	$76	$381	$709	$1,637	$76	$381	$709	$1,637
Touchstone Strategic Income Fund (Pro Forma) Class Y	$76	$309	$560	$1,282	$76	$309	$560	$1,282

79

Portfolio Turnover
Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Funds’ performance.  The table below indicates each Fund’s portfolio turnover rate for its most recent fiscal year.

Acquired Funds	Fiscal Year End	Portfolio Turnover Rate	Acquiring Funds	Fiscal Year End	Portfolio Turnover Rate
Fifth Third Quality Growth Fund	7/31/11	88%	Touchstone Large Cap Growth Fund	3/31/12	91%
Fifth Third Mid Cap Growth Fund	7/31/11	111%	Touchstone Growth Opportunities Fund	3/31/12	204%
Fifth Third Disciplined Large Cap Value Fund	7/31/11	72%	Touchstone Value Fund*	3/31/12	15%
Fifth Third All Cap Value Fund	7/31/11	59%	Touchstone Value Fund*	3/31/12	15%
Fifth Third High Yield Bond Fund	7/31/11	81%	Touchstone High Yield Fund	9/30/11	62%
Fifth Third Short Term Bond Fund	7/31/11	61%	Touchstone Ultra Short Duration Fixed Income Fund	9/30/11	144%
Fifth Third Total Return Bond Fund	7/31/11	60%	Touchstone Core Bond Fund	9/30/11	319%
Fifth Third LifeModel Aggressive FundSM	7/31/11	18%	Touchstone Growth Allocation Fund*	7/31/11	8%
Fifth Third LifeModel Moderately Aggressive FundSM	7/31/11	18%	Touchstone Moderate Growth Allocation Fund*	7/31/11	9%
Fifth Third LifeModel Moderate FundSM	7/31/11	20%	Touchstone Balanced Allocation Fund*	7/31/11	6%
Fifth Third LifeModel Moderately Conservative FundSM	7/31/11	25%	Touchstone Conservative Allocation Fund*	7/31/11	13%
Fifth Third LifeModel Conservative FundSM	7/31/11	25%	Touchstone Conservative Allocation Fund*	7/31/11	13%
Fifth Third Micro Cap Value Fund**	7/31/11	59%	Touchstone Micro Cap Value Fund	N/A	N/A	***
Fifth Third Small Cap Value Fund****	7/31/11	93%	Touchstone Small Company Value Fund	N/A	N/A	***
Fifth Third International Equity Fund****	7/31/11	131%	Touchstone International Value Fund	N/A	N/A	***
Fifth Third Strategic Income Fund**	7/31/11	42%	Touchstone Strategic Income Fund	N/A	N/A	***
*          The Touchstone Value Fund changed its fiscal year end to June 30th.  Each of the Touchstone Growth Allocation Fund, the Touchstone Moderate Growth Allocation Fund, the Touchstone Balanced Allocation Fund and the Touchstone Conservative Allocation Fund changed its fiscal year end to December 31.
**       The portfolio turnover rate of the corresponding Acquiring Fund is not expected to be substantially different than the turnover rate for the Acquired Fund given the continuity in the portfolio management team and principal investment strategies.
***     Each of Touchstone Micro Cap Value Fund, Touchstone Small Company Value Fund, Touchstone International Value Fund and Touchstone Strategic Income Fund  is a newly organized series of Touchstone Strategic Trust that has been created for purposes of the Reorganization and will not commence operations until the date of the Reorganization.
****  The portfolio turnover rate of the corresponding Acquiring Fund may be different due to the Acquiring Fund having a different portfolio management team and certain differences in investment strategies.

80

How do the Funds’ performance records compare?

Fifth Third Quality Growth Fund (Acquired Fund) and Touchstone Large Cap Growth Fund (Acquiring Fund)

The bar charts and performance tables below illustrate some indication of the risks of investing in the Funds by showing changes in the Funds’ performance from year to year (before taxes) and by showing how each Fund’s average annual total returns for 1 year, 5 years and 10 years compare with those of a broad measure of market performance.  The bar charts do not reflect any sales charges, which would reduce your return. The Funds’ past performance (before and after taxes) does not necessarily indicate how each Fund will perform in the future. Updated performance for the Acquired Fund is available at no cost by visiting http://fifththirdfunds.com/performance or by calling 1.800.282.5706 and updated performance for the Acquiring Fund is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.

Fifth Third Quality Growth Fund - Class A Total Returns as of December 31

Best Quarter:  2nd Quarter 2003 +15.80%       Worst Quarter:  4th Quarter 2008 -22.70%

The year-to-date return for the Fund’s Class A shares as of June 30, 2012 is +9.01%.

Touchstone Large Cap Growth Fund - Class A Total Returns as of December 31

Best Quarter:  3rd Quarter 2009 +14.98%       Worst Quarter:  4th Quarter 2008 -23.90%

The year-to-date return for the Fund’s Class A shares as of June 30, 2012 is  +9.62%.

81

Fifth Third Quality Growth Fund - Average Annual Total Returns*
For the period ended December 31, 2011

	Inception Date	1 Year	5 Years	10 Years
Class A Shares	11/20/92
Return Before Taxes		-4.84%	1.23%	0.29%
Return After Taxes on Distributions		-4.84%	0.51%	-0.11%
Return After Taxes on Distributions and Sale of Fund Shares		-3.15%	0.87%	0.15%
Class B Shares	10/11/00
Return Before Taxes		-5.53%	1.16%	0.20%
Class C Shares	4/25/96
Return Before Taxes		-0.58%	1.49%	0.04%
Institutional Shares	8/11/98
Return Before Taxes		0.38%	2.52%	1.05%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)		2.64%	2.50%	2.60%
*     After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. After-tax returns are only shown for Class A shares and after-tax returns for other Classes will vary.

Touchstone Large Cap Growth Fund - Average Annual Total Returns*
For the period ended December 31, 2011

	Inception Date	1 Year	5 Years	10 Years
Class A Shares	12/19/97
Return Before Taxes		-1.15%	1.82%	3.60%
Return After Taxes on Distributions		-1.15%	1.80%	3.60%
Return After Taxes on Distributions and Sale of Fund Shares		-0.74%	1.55%	3.13%
Class C Shares**	10/4/03
Return Before Taxes		3.11%	2.39%	3.51%
Class Y Shares**	11/10/04
Return Before Taxes		5.19%	3.26%	4.39%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)		2.64%	2.50%	2.60%

*     After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. After-tax returns are only shown for Class A shares and after-tax returns for other Classes will vary.
**   The Class C shares and Class Y shares performance was calculated using the historical performance of the Class A shares for the periods prior to October 4, 2003 for Class C shares and November 10, 2004 for Class Y shares. For the Class C shares, performance for this period has been restated to reflect the impact of Class C shares fees and expenses.

82

Fifth Third Mid Cap Growth Fund (Acquired Fund) and
Touchstone Growth Opportunities Fund (Acquiring Fund)

The bar charts and performance tables below illustrate some indication of the risks of investing in the Funds by showing changes in the Funds’ performance from year to year (before taxes) and by showing how each Fund’s average annual total returns for 1 year, 5 years and 10 years compare with those of a broad measure of market performance.  The bar charts do not reflect any sales charges, which would reduce your return. The Funds’ past performance (before and after taxes) does not necessarily indicate how each Fund will perform in the future. Updated performance for the Acquired Fund is available at no cost by visiting http://fifththirdfunds.com/performance or by calling 1.800.282.5706 and updated performance for the Acquiring Fund is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.

Fifth Third Mid Cap Growth Fund - Class A Total Returns as of December 31

Best Quarter:  2nd Quarter 2003 +19.04%       Worst Quarter:  4th Quarter 2008 -27.67%

The year-to-date return for the Fund’s Class A shares as of June 30, 2012 is +10.57%.

Touchstone Growth Opportunities Fund - Class A Total Returns as of December 31

Best Quarter:  2nd Quarter 2003 +18.90%       Worst Quarter:  4th Quarter 2008 -24.04%

The year-to-date return for the Fund’s Class A shares as of June 30, 2012 is  +8.80%.

83

Fifth Third Mid Cap Growth Fund - Average Annual Total Returns*
For the period ended December 31, 2011

	Inception Date	1 Year	5 Years	10 Years
Class A Shares	11/2/92
Return Before Taxes		-2.11%	1.13%	2.85%
Return After Taxes on Distributions		-2.11%	0.03%	1.96%
Return After Taxes on Distributions and Sale of Fund Shares		-1.37%	0.66%	2.28%
Class B Shares	10/11/00
Return Before Taxes		-2.71%	1.12%	2.76%
Class C Shares	4/24/96
Return Before Taxes		2.21%	1.42%	2.61%
Institutional Shares	8/11/98
Return Before Taxes		3.28%	2.42%	3.64%
Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)		-1.65%	2.44%	5.29%
*     After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. After-tax returns are only shown for Class A shares and after-tax returns for other Classes will vary.

Touchstone Growth Opportunities Fund - Average Annual Total Returns*
For the period ended December 31, 2011

	Inception Date	1 Year	5 Years	10 Years
Class A Shares	9/29/95
Return Before Taxes		-13.49%	0.09%	0.66%
Return After Taxes on Distributions		-13.49%	0.07%	0.66%
Return After Taxes on Distributions and Sale of Fund Shares		-8.77%	0.07%	0.57%
Class C Shares	8/2/99
Return Before Taxes		-9.81%	0.73%	0.63%
Class Y Shares**	2/2/09
Return Before Taxes		-8.01%	1.43%	1.34%
Russell 3000® Growth Index (reflects no deduction for fees, expenses or taxes)		2.18%	2.46%	2.74%
*     After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. After-tax returns are only shown for Class A shares and after-tax returns for other Classes will vary.
**   The Class Y shares performance was calculated using the historical performance of the Class A shares for the periods prior to February 2, 2009.

84

Fifth Third Disciplined Large Cap Value Fund (Acquired Fund) and Touchstone Value Fund (Acquiring Fund)

The bar charts and performance tables below illustrate some indication of the risks of investing in the Funds by showing changes in the Funds’ performance from year to year (before taxes) and by showing how each Fund’s average annual total returns for 1 year, 5 years and 10 years compare with those of a broad measure of market performance.  The bar charts do not reflect any sales charges, which would reduce your return. The Funds’ past performance (before and after taxes) does not necessarily indicate how each Fund will perform in the future. Updated performance for the Acquired Fund is available at no cost by visiting http://fifththirdfunds.com/performance or by calling 1.800.282.5706 and updated performance for the Acquiring Fund is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.

Fifth Third Disciplined Large Cap Value Fund  - Class A Total Returns as of December 31

Best Quarter: 2nd Quarter 2003 +18.93%       Worst Quarter:  4th Quarter 2008 -22.70%

The year-to-date return for the Fund’s Class A shares as of June 30, 2012 is +6.57%.

Touchstone Value Fund - Class Y Total Returns as of December 31

Best Quarter:  2nd Quarter 2003 +20.19%       Worst Quarter:  4th Quarter 2008 -19.56%

The year-to-date return for the Fund’s Class Y shares as of June 30, 2012 is  +9.30%.

85

Fifth Third Disciplined Large Cap Value Fund - Average Annual Total Returns*
For the period ended December 31, 2011

	Inception Date	1 Year	5 Years	10 Years
Class A Shares	1/27/97
Return Before Taxes		-7.72%	-4.04%	3.10%
Return After Taxes on Distributions		-8.25%	-4.85%	1.91%
Return After Taxes on Distributions and Sale of Fund Shares		-5.02%	-3.69%	2.31%
Class B Shares	10/11/00
Return Before Taxes		-8.31%	-4.11%	3.02%
Class C Shares	1/27/97
Return Before Taxes		-3.53%	-3.77%	2.85%
Institutional Shares	8/11/98
Return Before Taxes		-2.61%	-2.81%	3.89%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)		0.39%	-2.64%	3.89%
*     After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. After-tax returns are only shown for Class A shares and after-tax returns for other Classes will vary.

Touchstone Value Fund - Average Annual Total Returns*, **
For the period ended December 31, 2011

	Inception Date	1 Year	5 Years	10 Years
Class Y Shares	9/10/98
Return Before Taxes		4.45%	-1.24%	2.47%
Return After Taxes on Distributions		3.78%	-2.42%	0.63%
Return After Taxes on Distributions and Sale of Fund Shares		2.88%	-1.53%	1.80%
Class A Shares***	7/31/03
Return Before Taxes		-1.76%	-2.65%	1.61%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)		0.39%	-2.64%	3.89%
*         Class C shares began operations on April 16, 2012. Class C shares would have had substantially similar annual returns because the shares are invested in the same portfolio. Annual returns would differ only to the extent that the Classes have different expenses.
**       After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. After-tax returns are only shown for Class Y shares and after-tax returns for other Classes will vary.
***    Class A shares performance was calculated using the historical performance of Class Y shares for the periods prior to July 31, 2003. The Class A shares performance for this period has been restated to reflect the impact of Class A shares fees and expenses.

86

Fifth Third All Cap Value Fund (Acquired Fund) and Touchstone Value Fund (Acquiring Fund)

The bar charts and performance tables below illustrate some indication of the risks of investing in the Funds by showing changes in the Funds’ performance from year to year (before taxes) and by showing how each Fund’s average annual total returns for 1 year, 5 years and 10 years compare with those of broad measures of market performance.  The bar charts do not reflect any sales charges, which would reduce your return. The Funds’ past performance (before and after taxes) does not necessarily indicate how each Fund will perform in the future. Updated performance for the Acquired Fund is available at no cost by visiting http://fifththirdfunds.com/performance or by calling 1.800.282.5706 and updated performance for the Acquiring Fund is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.

Fifth Third All Cap Value Fund - Class A Total Returns as of December 31

Best Quarter:  2nd Quarter 2003 +23.06%       Worst Quarter:  4th Quarter 2008 -24.57%

The year-to-date return for the Fund’s Class A shares as of June 30, 2012 is +5.50%

Touchstone Value Fund - Class Y Total Returns as of December 31

Best Quarter:  2nd Quarter 2003 +20.19%       Worst Quarter:  4th Quarter 2008 -19.56%

The year-to-date return for the Fund’s Class Y shares as of June 30, 2012 is  +9.30%.

87

Fifth Third All Cap Value Fund - Average Annual Total Returns*
For the period ended December 31, 2011

	Inception Date	1 Year	5 Years	10 Years
Class A Shares	8/13/01
Return Before Taxes		-9.65%	-4.58%	3.31%
Return After Taxes on Distributions		-10.05%	-5.70%	2.19%
Return After Taxes on Distributions and Sale of Fund Shares		-6.27%	-4.07%	2.72%
Class B Shares	8/13/01
Return Before Taxes		-10.32%	-4.64%	3.22%
Class C Shares	8/13/01
Return Before Taxes		-5.57%	-4.35%	3.06%
Institutional Shares	4/1/99
Return Before Taxes		-4.70%	-3.39%	4.09%
Russell 3000® Value Index (reflects no deduction for fees, expenses or taxes)		-0.10%	-2.58%	4.08%
Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)		-1.38%	0.04%	7.67%
*         After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. After-tax returns are only shown for Class A shares and after-tax returns for other Classes will vary.

Touchstone Value Fund - Average Annual Total Returns*, **
For the period ended December 31, 2011

	Inception Date	1 Year	5 Years	10 Years
Class Y Shares	9/10/98
Return Before Taxes		4.45%	-1.24%	2.47%
Return After Taxes on Distributions		3.78%	-2.42%	0.63%
Return After Taxes on Distributions and Sale of Fund Shares		2.88%	-1.53%	1.80%
Class A Shares***	7/31/03
Return Before Taxes		-1.76%	-2.65%	1.61%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)		0.39%	-2.64%	3.89%
*         Class C shares began operations on April 16, 2012. Class C shares would have had substantially similar annual returns because the shares are invested in the same portfolio. Annual returns would differ only to the extent that the Classes have different expenses.
**       After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. After-tax returns are only shown for Class Y shares and after-tax returns for other Classes will vary.
***    Class A shares performance was calculated using the historical performance of Class Y shares for the periods prior to July 31, 2003. The Class A shares performance for this period has been restated to reflect the impact of Class A shares fees and expenses.

88

Fifth Third High Yield Bond Fund (Acquired Fund) and Touchstone High Yield Fund (Acquiring Fund)

The bar charts and performance tables below illustrate some indication of the risks of investing in the Funds by showing changes in the Funds’ performance from year to year (before taxes) and by showing how the Fifth Third High Yield Bond Fund’s average annual total returns for 1 year, 5 years and since inception compare with those of a broad measure of market performance and how the Touchstone High Yield Fund’s average annual total returns for 1 year, 5 years and 10 years compare with a broad measure of market performance.  The bar charts do not reflect any sales charges, which would reduce your return. The Funds’ past performance (before and after taxes) does not necessarily indicate how each Fund will perform in the future. Updated performance for the Acquired Fund is available at no cost by visiting http://fifththirdfunds.com/performance or by calling 1.800.282.5706 and updated performance for the Acquiring Fund is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.

Fifth Third High Yield Bond Fund - Class A Total Returns as of December 31

Best Quarter:  2nd Quarter 2009 +22.73%       Worst Quarter:  4th Quarter 2008 -18.82%

The year-to-date return for the Fund’s Class A shares as of June 30, 2012 is +5.56%.

Touchstone High Yield Fund - Class A Total Returns as of December 31

Best Quarter:  2nd Quarter 2009 +22.23%       Worst Quarter:  3rd Quarter 2008 -20.40%

The year-to-date return for the Fund’s Class A shares as of June 30, 2012 is +5.48%.

89

Fifth Third High Yield Bond Fund - Average Annual Total Returns*
For the period ended December 31, 2011

	Inception Date	1 Year	5 Years	Since Inception
Class A Shares	11/29/05
Return Before Taxes		-0.22%	6.15%	6.34%
Return After Taxes on Distributions		-2.56%	3.31%	3.56%
Return After Taxes on Distributions and Sale of Fund Shares		-0.17%	3.50%	3.70%
Class B Shares	11/29/05
Return Before Taxes		-0.94%	6.14%	6.44%
Class C Shares	11/29/05
Return Before Taxes		3.97%	6.47%	6.46%
Institutional Shares	11/29/05
Return Before Taxes		5.00%	7.54%	7.52%
BofA Merrill Lynch U.S. High Yield Cash Pay Index (reflects no deduction for fees, expenses or taxes)		4.50%	7.26%	8.01%
*         After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. After-tax returns are only shown for Class A shares and after-tax returns for other Classes will vary.

Touchstone High Yield Fund - Average Annual Total Returns*
For the period ended December 31, 2011

	Inception Date	1 Year	5 Years	10 Years
Class A Shares	5/1/00
Return Before Taxes		0.51%	5.87%	7.20%
Return After Taxes on Distributions		-2.18%	2.70%	4.15%
Return After Taxes on Distributions and Sale of Fund Shares		0.30%	3.06%	4.30%
Class C Shares	5/23/00
Return Before Taxes		3.61%	6.10%	6.90%
Class Y Shares**	2/1/07
Return Before Taxes		5.75%	7.24%	7.89%
BofA Merrill Lynch U.S. High Yield Cash Pay Index (reflects no deduction for fees, expenses or taxes)		4.50%	7.26%	8.54%
*         After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. After-tax returns are only shown for Class A shares and after-tax returns for other Classes will vary.
**       The Class Y shares performance was calculated using the historical performance of the Class A shares for the period from May 1, 2000 through February 1, 2007.

90

Fifth Third Short Term Bond Fund (Acquired Fund) and
Touchstone Ultra Short Duration Fixed Income Fund (Acquiring Fund)

The bar charts and performance tables below illustrate some indication of the risks of investing in the Funds by showing changes in the Funds’ performance from year to year (before taxes) and by showing how each Fund’s average annual total returns for 1 year, 5 years and 10 years compare with those of broad measures of market performance.  The bar charts do not reflect any sales charges, which would reduce your return. The Funds’ past performance (before and after taxes) does not necessarily indicate how each Fund will perform in the future. Updated performance for the Acquired Fund is available at no cost by visiting http://fifththirdfunds.com/performance or by calling 1.800.282.5706 and updated performance for the Acquiring Fund is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.

Fifth Third Short Term Bond Fund - Class A Total Returns as of December 31

Best Quarter:  2nd Quarter 2009 +4.00%       Worst Quarter:  4th Quarter 2008 -2.10%

The year-to-date return for the Fund’s Class A shares as of June 30, 2012 is +1.12%.

Touchstone Ultra Short Duration Fixed Income Fund - Class Z* Total Returns as of December 31

Best Quarter:  3rd Quarter 2006 +1.95%       Worst Quarter: 3rd Quarter 2008 -0.24%

The year-to-date return for the Fund’s Class Z shares as of June 30, 2012 is +0.92%.

*         Performance for Class A, Class C and Class Y shares is not shown because these share classes commenced operations on April 16, 2012. Returns are presented for Class Z shares, which are not being offered in the Reorganization. Class A, Class C and Class Y shares would have had substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the share classes do not have the same expenses.

91

Fifth Third Short Term Bond Fund - Average Annual Total Returns*
For the period ended December 31, 2011

	Inception Date	1 Year	5 Years	10 Years
Class A Shares	12/4/92
Return Before Taxes		-2.29%	2.62%	2.55%
Return After Taxes on Distributions		-2.81%	1.62%	1.39%
Return After Taxes on Distributions and Sale of Fund Shares		-1.49%	1.64%	1.48%
Class C Shares	8/1/03
Return Before Taxes		-0.08%	2.49%	2.06%
Institutional Shares	11/2/92
Return Before Taxes		1.04%	3.53%	3.09%
BofA Merrill Lynch 1-3 Year Government/Corporate Bond Index (reflects no deduction for fees, expenses or taxes)		1.56%	3.94%	3.57%
*         After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. After-tax returns are only shown for Class A shares and after-tax returns for other Classes will vary.

Touchstone Ultra Short Duration Fixed Income Fund - Average Annual Total Returns* ,**
For the period ended December 31, 2011*

	Inception Date	1 Year	5 Years	10 Years
Class Z Shares	3/1/94
Return Before Taxes		1.50%	2.35%	2.57%
Return After Taxes on Distributions		0.71%	1.14%	1.43%
Return After Taxes on Distributions and Sale of Fund Shares		0.97%	1.30%	1.52%
BofA Merrill Lynch Three-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes)		0.10%	1.49%	1.95%
BofA Merrill Lynch 1-Year Treasury Note Index		0.57%	2.56%	2.49%
*         Performance for Class A, Class C and Class Y shares is not shown because these share classes commenced operations on April 16, 2012. Returns are presented for Class Z shares, which are not being offered in the Reorganization. Class A, Class C and Class Y shares would have had substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the share classes do not have the same expenses.
**       After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.

92

Fifth Third Total Return Bond Fund (Acquired Fund) and Touchstone Core Bond Fund (Acquiring Fund)

The bar charts and performance tables below illustrate some indication of the risks of investing in the Funds by showing changes in the Funds’ performance from year to year (before taxes) and by showing how each Fund’s average annual total returns for 1 year, 5 years and 10 years compare with those of a broad measure of market performance.  The bar charts do not reflect any sales charges, which would reduce your return. The Funds’ past performance (before and after taxes) does not necessarily indicate how each Fund will perform in the future. Updated performance for the Acquired Fund is available at no cost by visiting http://fifththirdfunds.com/performance or by calling 1.800.282.5706 and updated performance for the Acquiring Fund is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.

Fifth Third Total Return Bond Fund - Class A Total Returns as of December 31

Best Quarter:  3rd Quarter 2009 +6.41%       Worst Quarter:  4th Quarter 2008 -5.30%

The year-to-date return for the Fund’s Class A shares as of June 30, 2012 is +4.44%.

Touchstone Core Bond Fund - Class A Total Returns as of December 31

Best Quarter:  3rd Quarter 2009 +7.14%       Worst Quarter:  3rd Quarter 2008 -2.68%

The year-to-date return for the Fund’s Class A shares as of June 30, 2012 is +2.93%.

93

Fifth Third Total Return Bond Fund - Average Annual Total Returns*
For the period ended December 31, 2011

	Inception Date	1 Year	5 Years	10 Years
Class A Shares	3/22/95
Return Before Taxes		4.36%	2.87%	3.55%
Return After Taxes on Distributions		2.66%	1.14%	1.93%
Return After Taxes on Distributions and Sale of Fund Shares		2.79%	1.40%	2.05%
Class B Shares	10/29/01
Return Before Taxes		3.62%	2.80%	3.43%
Class C Shares	10/29/01
Return Before Taxes		8.67%	3.12%	3.26%
Institutional Shares	3/20/95
Return Before Taxes		9.78%	4.16%	4.30%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		7.84%	6.50%	5.78%
*         After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. After-tax returns are only shown for Class A shares and after-tax returns for other Classes will vary.

Touchstone Core Bond Fund - Average Annual Total Returns*, **
For the period ended December 31, 2011

	Inception Date	1 Year	5 Years	10 Years
Class A Shares	10/3/94
Return Before Taxes		3.03%	5.53%	4.79%
Return After Taxes on Distributions		1.53%	3.88%	3.20%
Return After Taxes on Distributions and Sale of Fund Shares		1.93%	3.73%	3.14%
Class C Shares	10/3/94
Return Before Taxes		6.25%	5.74%	4.51%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		7.84%	6.50%	5.78%
*         Performance for Class Y shares is not shown because the share class commenced operations on April 16, 2012. Class Y shares would have had substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the share classes do not have the same expenses.
**       After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. After-tax returns are only shown for Class A shares and after-tax returns for other Classes will vary.

94

Fifth Third LifeModel Aggressive FundSM (Acquired Fund) and
Touchstone Growth Allocation Fund (Acquiring Fund)

The bar charts and performance tables below illustrate some indication of the risks of investing in the Funds by showing changes in the Funds’ performance from year to year (before taxes) and by showing how the Funds’ average annual total returns for 1 year, 5 years and since inception compare with those of broad measures of market performance.  The bar charts do not reflect any sales charges, which would reduce your return. The Funds’ past performance (before and after taxes) does not necessarily indicate how each Fund will perform in the future. Updated performance for the Acquired Fund is available at no cost by visiting http://fifththirdfunds.com/performance or by calling 1.800.282.5706 and updated performance for the Acquiring Fund is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.

Fifth Third LifeModel Aggressive FundSM - Class A Total Returns as of December 31

Best Quarter:  2nd Quarter 2003 +17.46%       Worst Quarter:  4th Quarter 2008 -22.93%

The year-to-date return for the Fund’s Class A shares as of June 30, 2012 is +6.41%.

Touchstone Growth Allocation Fund – Class A Total Returns as of December 31*

*          The bar chart in the Fund’s most recent prospectus shows the performance of its Institutional shares.  Class A shares are being presented because Institutional shares are not being offered in the Reorganization.

Best Quarter:  2 nd Quarter 2009 +20.57%        Worst Quarter: 4th Quarter 2008 -23.74%

The year-to-date return for the Fund’s Class A shares as of June 30, 2012 is +6.58%.

95

Fifth Third LifeModel Aggressive FundSM  - Average Annual Total Returns*
For the period ended December 31, 2011

	Inception Date	1 Year	5 Years	Since Inception
Class A Shares	8/1/02
Return Before Taxes		-6.42%	-2.46%	4.59%
Return After Taxes on Distributions		-6.83%	-3.70%	3.64%
Return After Taxes on Distributions and Sale of Fund Shares		-4.17%	-2.47%	3.68%
Class B Shares	8/1/02
Return Before Taxes		-7.05%	-2.47%	4.49%
Class C Shares	8/1/02
Return Before Taxes		-2.29%	-2.20%	4.38%
Institutional Shares	8/1/02
Return Before Taxes		-1.14%	-1.19%	5.46%
LifeModel Aggressive Target Neutral 90% Russell 3000® Index/10% Barclays U.S. Intermediate Government/Credit Bond Index Blend (reflects no deduction for fees, expenses or taxes)		1.62%	0.74%	6.14%
Barclays U.S. Intermediate Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)		5.80%	5.88%	5.20%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)		1.03%	-0.01%	3.51%
*         After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. After-tax returns are only shown for Class A shares and after-tax returns for other Classes will vary.

Touchstone Growth Allocation Fund - Average Annual Total Returns*
For the period ended December 31, 2011

	Inception Date	1 Year	5 Years	Since Inception (9/30/04)
Class A Shares**	9/30/04
Return Before Taxes		-7.85%	-3.21%	2.78%
Return After Taxes on Distributions		-8.18%	-4.10%	2.03%
Return After Taxes on Distributions and Sale of Fund Shares		-5.10%	-3.11%	2.05%
Class C Shares	9/30/04
Return Before Taxes		-3.98%	-2.80%	2.84%
Class Y Shares***	12/9/05
Return Before Taxes		-2.06%	-1.81%	3.88%
Standard & Poor’s Composite 1500 Index (reflects no deduction for fees, expenses or taxes)		1.75%	0.11%	4.16%
*         After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. After-tax returns are only shown for Class A shares and after-tax returns for other Classes will vary.
**       The performance table in the Fund’s most recent prospectus shows the after-tax returns of the Fund’s Institutional shares.  The after-tax returns of the Fund’s Class A shares are being presented because Institutional shares are not being offered in the Reorganization.
***     Class Y shares performance was calculated using the historical performance of Institutional shares for the periods prior to December 9, 2005.  Institutional shares are not being offered in the Reorganization.

96

Fifth Third LifeModel Moderately Aggressive FundSM (Acquired Fund) and
Touchstone Moderate Growth Allocation Fund (Acquiring Fund)

The bar charts and performance tables below illustrate some indication of the risks of investing in the Funds by showing changes in the Funds’ performance from year to year (before taxes) and by showing how the Funds’ average annual total returns for 1 year, 5 years and since inception compare with those of broad measures of market performance.  The bar charts do not reflect any sales charges, which would reduce your return. The Funds’ past performance (before and after taxes) does not necessarily indicate how each Fund will perform in the future. Updated performance for the Acquired Fund is available at no cost by visiting http://fifththirdfunds.com/performance or by calling 1.800.282.5706 and updated performance for the Acquiring Fund is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.

Fifth Third LifeModel Moderately Aggressive FundSM - Class A Total Returns as of December 31

Best Quarter:  2nd Quarter 2003 +13.90%       Worst Quarter:  4th Quarter 2008 -18.72%

The year-to-date return for the Fund’s Class A shares as of June 30, 2012 is +5.85%.

Touchstone Moderate Growth Allocation Fund – Class A Total Returns as of December 31*

*          The bar chart in the Fund’s most recent prospectus shows the performance of its Institutional shares.  Class A shares are being presented because Institutional shares are not being offered in the Reorganization.

Best Quarter:  2 nd Quarter 2009 +17.73%        Worst Quarter:  4th Quarter 2008 -18.27%

The year-to-date return for the Fund’s Class A shares as of June 30, 2012 is +5.96%.

97

Fifth Third LifeModel Moderately Aggressive FundSM - Average Annual Total Returns*
For the period ended December 31, 2011

	Inception Date	1 Year	5 Years	Since Inception
Class A Shares	8/1/02
Return Before Taxes		-4.49%	-1.18%	4.90%
Return After Taxes on Distributions		-5.11%	-2.52%	3.77%
Return After Taxes on Distributions and Sale of Fund Shares		-2.92%	-1.54%	3.77%
Class B Shares	8/1/02
Return Before Taxes		-5.10%	-1.21%	4.80%
Class C Shares	8/1/02
Return Before Taxes		-0.10%	-0.89%	4.70%
Institutional Shares	8/1/02
Return Before Taxes		0.92%	0.10%	5.73%
LifeModel Moderately Aggressive Target Neutral 70% Russell 3000® Index/30% Barclays U.S. Intermediate Government/Credit Bond Index Blend (reflects no deduction for fees, expenses or taxes)		2.73%	2.14%	6.11%
Barclays U.S. Intermediate Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)		5.80%	5.88%	5.20%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)		1.03%	-0.01%	3.51%
*         After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. After-tax returns are only shown for Class A shares and after-tax returns for other Classes will vary.

Touchstone Moderate Growth Allocation Fund - Average Annual Total Returns*
For the period ended December 31, 2011

	Inception Date	1 Year	5 Years	Since Inception (9/30/04)
Class A Shares**	9/30/04
Return Before Taxes		-6.12%	-1.28%	3.21%
Return After Taxes on Distributions		-6.59%	-2.44%	2.26%
Return After Taxes on Distributions and Sale of Fund Shares		-3.98%	-1.66%	2.28%
Class C Shares	9/30/04
Return Before Taxes		-2.21%	-0.88%	3.27%
Class Y Shares***	12/9/05
Return Before Taxes		-0.16%	0.13%	4.33%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		7.84%	6.50%	5.53%
Standard & Poor’s Composite 1500 Index (reflects no deduction for fees, expenses or taxes)		1.75%	0.11%	4.16%
*         After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. After-tax returns are only shown for Class A shares and after-tax returns for other Classes will vary.
**       The performance table in the Fund’s most recent prospectus shows the after-tax returns of the Fund’s Institutional shares.  The after-tax returns of the Fund’s Class A shares are being presented because Institutional shares are not being offered in the Reorganization.
***     Class Y shares performance was calculated using the historical performance of Institutional shares for the periods prior to December 9, 2005.  Institutional shares are not being offered in the Reorganization.

98

Fifth Third LifeModel Moderate FundSM (Acquired Fund) and
Touchstone Balanced Allocation Fund (Acquiring Fund)

The bar charts and performance tables below illustrate some indication of the risks of investing in the Funds by showing changes in the Funds’ performance from year to year (before taxes) and by showing how the Funds’ average annual total returns for 1 year, 5 years and since inception compare with those of broad measures of market performance.  The bar charts do not reflect any sales charges, which would reduce your return. The Funds’ past performance (before and after taxes) does not necessarily indicate how each Fund will perform in the future. Updated performance for the Acquired Fund is available at no cost by visiting http://fifththirdfunds.com/performance or by calling 1.800.282.5706 and updated performance for the Acquiring Fund is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.

Fifth Third LifeModel Moderate FundSM - Class A Total Returns as of December 31

Best Quarter:  2nd Quarter 2009 +10.65%       Worst Quarter:  4th Quarter 2008 -14.42%

The year-to-date return for the Fund’s Class A shares as of June 30, 2012 is +5.08%.

Touchstone Balanced Allocation Fund – Class A Total Returns as of December 31*

*          The bar chart in the Fund’s most recent prospectus shows the performance of its Institutional shares.  Class A shares are being presented because Institutional shares are not being offered in the Reorganization.

Best Quarter:  2 nd Quarter 2009 +14.84%        Worst Quarter:  4th Quarter 2008 -12.47%

The year-to-date return for the Fund’s Class A shares as of June 30, 2012 is +4.98%.

99

Fifth Third LifeModel Moderate FundSM - Average Annual Total Returns*
For the period ended December 31, 2011

	Inception Date	1 Year	5 Years	Since Inception
Class A Shares	8/1/02
Return Before Taxes		-2.70%	0.10%	4.29%
Return After Taxes on Distributions		-3.51%	-1.31%	3.08%
Return After Taxes on Distributions and Sale of Fund Shares		-1.75%	-0.58%	3.11%
Class B Shares	8/1/02
Return Before Taxes		-3.40%	0.05%	4.20%
Class C Shares	8/1/02
Return Before Taxes		1.68%	0.37%	4.09%
Institutional Shares	8/1/02
Return Before Taxes		2.60%	1.39%	5.13%
LifeModel Moderate Target Neutral 50% Russell 3000® Index/50% Barclays U.S. Intermediate Government/Credit Bond Index Blend (reflects no deduction for fees, expenses or taxes)		3.74%	3.40%	5.95%
Barclays U.S. Intermediate Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)		5.80%	5.88%	5.20%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)		1.03%	-0.01%	3.51%
*         After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. After-tax returns are only shown for Class A shares and after-tax returns for other Classes will vary.

Touchstone Balanced Allocation Fund - Average Annual Total Returns*
For the period ended December 31, 2011

	Inception Date	1 Year	5 Years	Since Inception (9/30/04)
Class A Shares**	9/30/04
Return Before Taxes		-4.64%	0.93%	4.01%
Return After Taxes on Distributions		-5.28%	-0.54%	2.77%
Return After Taxes on Distributions and Sale of Fund Shares		-3.01%	-0.03%	2.77%
Class C Shares	9/30/04
Return Before Taxes		-0.57%	1.38%	4.11%
Class Y Shares***	12/9/05
Return Before Taxes		1.35%	2.38%	5.12%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		7.84%	6.50%	5.53%
Standard & Poor’s Composite 1500 Index (reflects no deduction for fees, expenses or taxes)		1.75%	0.11%	4.16%
*         After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. After-tax returns are only shown for Class A shares and after-tax returns for other Classes will vary.
**       The performance table in the Fund’s most recent prospectus shows the after-tax returns of the Fund’s Institutional shares.  The after-tax returns of the Fund’s Class A shares are being presented because Institutional shares are not being offered in the Reorganization.
***     Class Y shares performance was calculated using the historical performance of Institutional shares for the periods prior to December 9, 2005.  Institutional shares are not being offered in the Reorganization.

100

Fifth Third LifeModel Moderately Conservative FundSM (Acquired Fund) and
Touchstone Conservative Allocation Fund (Acquiring Fund)

The bar charts and performance tables below illustrate some indication of the risks of investing in the Funds by showing changes in the Funds’ performance from year to year (before taxes) and by showing how the Funds’ average annual total returns for 1 year, 5 years and since inception compare with those of broad measures of market performance.  The bar charts do not reflect any sales charges, which would reduce your return. The Funds’ past performance (before and after taxes) does not necessarily indicate how each Fund will perform in the future. Updated performance for the Acquired Fund is available at no cost by visiting http://fifththirdfunds.com/performance or by calling 1.800.282.5706 and updated performance for the Acquiring Fund is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.

Fifth Third LifeModel Moderately Conservative FundSM  - Class A Total Returns as of December 31

Best Quarter:  3rd Quarter 2009 +9.80%       Worst Quarter:  4th Quarter 2008 -12.81%

The year-to-date return for the Fund’s Class A shares as of June 30, 2012 is +4.76%.

Touchstone Conservative Allocation Fund – Class A Total Returns as of December 31*

*          The bar chart in the Fund’s most recent prospectus shows the performance of its Institutional shares.  Class A shares are being presented because Institutional shares are not being offered in the Reorganization

Best Quarter:  2nd Quarter 2009 +9.23%       Worst Quarter:  3rd Quarter 2008 -7.03%

The year-to-date return for the Fund’s Class A shares as of June 30, 2012 is +3.42%.

101

Fifth Third LifeModel Moderately Conservative FundSM - Average Annual Total Returns*
For the period ended December 31, 2011

	Inception Date	1 Year	5 Years	Since Inception
Class A Shares	8/1/02
Return Before Taxes		-1.65%	0.84%	3.98%
Return After Taxes on Distributions		-2.58%	-0.68%	2.60%
Return After Taxes on Distributions and Sale of Fund Shares		-1.08%	-0.03%	2.73%
Class B Shares	8/1/02
Return Before Taxes		-2.24%	0.79%	3.90%
Class C Shares	8/1/02
Return Before Taxes		2.73%	1.10%	3.76%
Institutional Shares	8/1/02
Return Before Taxes		3.77%	2.13%	4.81%
LifeModel Moderately Conservative Target Neutral 40% Russell 3000® Index/60% Barclays U.S. Intermediate Government/Credit Bond Index Blend (reflects no deduction for fees, expenses or taxes)		4.20%	3.97%	5.83%
Barclays U.S. Intermediate Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)		5.80%	5.88%	5.20%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)		1.03%	-0.01%	3.51%
*         After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. After-tax returns are only shown for Class A shares and after-tax returns for other Classes will vary.

Touchstone Conservative Allocation Fund - Average Annual Total Returns*
For the period ended December 31, 2011

	Inception Date	1 Year	5 Years	Since Inception (9/30/04)
Class A Shares**	9/30/04
Return Before Taxes		-3.18%	2.95%	4.13%
Return After Taxes on Distributions		-4.07%	1.32%	2.76%
Return After Taxes on Distributions and Sale of Fund Shares		-2.07%	1.58%	2.76%
Class C Shares	9/30/04
Return Before Taxes		1.06%	3.39%	4.22%
Class Y Shares ***	12/9/05
Return Before Taxes		3.06%	4.44%	5.25%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		7.84%	6.50%	5.53%
Standard & Poor’s Composite 1500 Index (reflects no deduction for fees, expenses or taxes)		1.75%	0.11%	4.16%
*         After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. After-tax returns are only shown for Class A shares and after-tax returns for other Classes will vary.
**       The performance table in the Fund’s most recent prospectus shows the after-tax returns of the Fund’s Institutional shares.  The after-tax returns of the Fund’s Class A shares are being presented because Institutional shares are not being offered in the Reorganization.
***     Class Y shares performance was calculated using the historical performance of Institutional shares for the periods prior to December 9, 2005.  Institutional shares are not being offered in the Reorganization.

102

Fifth Third LifeModel Conservative FundSM (Acquired Fund) and
Touchstone Conservative Allocation Fund (Acquiring Fund)

The bar charts and performance tables below illustrate some indication of the risks of investing in the Funds by showing changes in the Funds’ performance from year to year (before taxes) and by showing how the Funds’ average annual total returns for 1 year, 5 years and since inception compare with those of broad measures of market performance.  The bar charts do not reflect any sales charges, which would reduce your return. The Funds’ past performance (before and after taxes) does not necessarily indicate how each Fund will perform in the future. Updated performance for the Acquired Fund is available at no cost by visiting http://fifththirdfunds.com/performance or by calling 1.800.282.5706 and updated performance for the Acquiring Fund is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.

Fifth Third LifeModel Conservative FundSM  - Class A Total Returns as of December 31

Best Quarter:  3rd Quarter 2009 +7.40%       Worst Quarter:  4th Quarter 2008 -8.94%

The year-to-date return for the Fund’s Class A shares as of June 30, 2012 is +4.15%.

Touchstone Conservative Allocation Fund – Class A Total Returns as of December 31*

*          The bar chart in the Fund’s most recent prospectus shows the performance of its Institutional shares.  Class A shares are being presented because Institutional shares are not being offered in the Reorganization

Best Quarter:  2nd Quarter 2009 +9.23%       Worst Quarter:  3rd Quarter 2008 -7.03%

The year-to-date return for the Fund’s Class A shares as of June 30, 2012 is +3.42%.

103

Fifth Third LifeModel Conservative FundSM - Average Annual Total Returns*
For the period ended December 31, 2011

	Inception Date	1 Year	5 Years	Since Inception
Class A Shares	8/1/02
Return Before Taxes		-0.25%	1.52%	3.58%
Return After Taxes on Distributions		-1.36%	0.03%	2.17%
Return After Taxes on Distributions and Sale of Fund Shares		-0.18%	0.47%	2.28%
Class B Shares	8/1/02
Return Before Taxes		-0.78%	1.47%	3.50%
Class C Shares	8/1/02
Return Before Taxes		4.26%	1.80%	3.39%
Institutional Shares	8/1/02
Return Before Taxes		5.23%	2.82%	4.42%
LifeModel Conservative Target Neutral 20% Russell 3000® Index/80% Barclays U.S. Intermediate Government/Credit Bond Index Blend (reflects no deduction for fees, expenses or taxes)		5.06%	5.00%	5.49%
Barclays U.S. Intermediate Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)		5.80%	5.88%	5.20%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)		1.03%	-0.01%	3.51%
*         After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. After-tax returns are only shown for Class A shares and after-tax returns for other Classes will vary.

Touchstone Conservative Allocation Fund - Average Annual Total Returns*
For the period ended December 31, 2011

	Inception Date	1 Year	5 Years	Since Inception (9/30/04)
Class A Shares**	9/30/04
Return Before Taxes		-3.18%	2.95%	4.13%
Return After Taxes on Distributions		-4.07%	1.32%	2.76%
Return After Taxes on Distributions and Sale of Fund Shares		-2.07%	1.58%	2.76%
Class C Shares	9/30/04
Return Before Taxes		1.06%	3.39%	4.22%
Class Y Shares ***	12/9/05
Return Before Taxes		3.06%	4.44%	5.25%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		7.84%	6.50%	5.53%
Standard & Poor’s Composite 1500 Index (reflects no deduction for fees, expenses or taxes)		1.75%	0.11%	4.16%
*         After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. After-tax returns are only shown for Class A shares and after-tax returns for other Classes will vary.
**       The performance table in the Fund’s most recent prospectus shows the after-tax returns of the Fund’s Institutional shares.  The after-tax returns of the Fund’s Class A shares are being presented because Institutional shares are not being offered in the Reorganization.
***     Class Y shares performance was calculated using the historical performance of Institutional shares for the periods prior to December 9, 2005.  Institutional shares are not being offered in the Reorganization.

104

Fifth Third Micro Cap Value Fund (Acquired Fund) and Touchstone Micro Cap Value Fund (Acquiring Fund)

The Acquiring Fund does not have any operating history or performance information and it is expected that upon completion of the proposed Reorganization, the Acquiring Fund will continue the historical performance information of the Acquired Fund.  The bar chart and performance table below illustrate some indication of the risks of investing in the Acquired Fund by showing changes in the Acquired Fund’s performance from year to year (before taxes) and by showing how the Acquired Fund’s average annual total returns for 1 year, 5 years and 10 years compare with those of broad measures of market performance.  The bar chart does not reflect any sales charges, which would reduce your return. The Acquired Fund’s past performance (before and after taxes) does not necessarily indicate how the Acquired Fund (or the Acquiring Fund) will perform in the future. Updated performance for the Acquired Fund is available at no cost by visiting http://fifththirdfunds.com/performance or by calling 1.800.282.5706.

Fifth Third Micro Cap Value Fund - Class A Total Returns as of December 31

Best Quarter:  2nd Quarter 2009 +32.54%       Worst Quarter:  4th Quarter 2008 -27.89%

The year-to-date return for the Fund’s Class A shares as of June 30, 2012 is +6.91%.

Fifth Third Micro Cap Value Fund - Average Annual Total Returns*
For the period ended December 31, 2011

	Inception Date	1 Year	5 Years	10 Years
Class A Shares	8/13/01
Return Before Taxes		-9.80%	-0.39%	8.61%
Return After Taxes on Distributions		-9.80%	-1.76%	6.65%
Return After Taxes on Distributions and Sale of Fund Shares		-6.37%	-0.55%	7.26%
Class B Shares	8/13/01
Return Before Taxes		-10.50%	-0.40%	8.60%
Class C Shares	8/13/01
Return Before Taxes		-6.04%	-0.18%	8.41%
Institutional Shares	2/1/98
Return Before Taxes		-4.99%	0.87%	9.41%
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)		-5.50%	-1.87%	6.40%
Russell Microcap® Value Index (reflects no deduction for fees, expenses or taxes)		-10.33%	-5.23%	5.99%
*         After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. After-tax returns are only shown for Class A shares and after-tax returns for other Classes will vary.

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Fifth Third Small Cap Value Fund (Acquired Fund) and
Touchstone Small Company Value Fund (Acquiring Fund)

The Acquiring Fund does not have any operating history or performance information and it is expected that upon completion of the proposed Reorganization, the Acquiring Fund will continue the historical performance information of the Acquired Fund.  The bar chart and performance table below illustrate some indication of the risks of investing in the Acquired Fund by showing changes in the Acquired Fund’s performance from year to year (before taxes) and by showing how the Acquired Fund’s average annual total returns for 1 year, 5 years and since inception compare with those of a broad measure of market performance.  The bar chart does not reflect any sales charges, which would reduce your return. The Acquired Fund’s past performance (before and after taxes) does not necessarily indicate how the Acquired Fund (or the Acquiring Fund) will perform in the future. Updated performance for the Acquired Fund is available at no cost by visiting http://fifththirdfunds.com/performance or by calling 1.800.282.5706.

Fifth Third Small Cap Value Fund - Class A Total Returns as of December 31

Best Quarter:  2nd Quarter 2009 +26.20%       Worst Quarter:  4th Quarter 2008 -27.57%

The year-to-date return for the Fund’s Class A shares as of June 30, 2012 is +2.73%.

Fifth Third Small Cap Value Fund - Average Annual Total Returns*
For the period ended December 31, 2011

	Inception Date	1 Year	5 Years	Since Inception
Class A Shares	4/1/03
Return Before Taxes		-4.63%	0.72%	8.37%
Return After Taxes on Distributions		-5.49%	-0.08%	6.65%
Return After Taxes on Distributions and Sale of Fund Shares		-1.93%	0.40%	6.57%
Class B Shares	4/1/03
Return Before Taxes		-5.02%	0.65%	8.27%
Class C Shares	4/1/03
Return Before Taxes		-0.34%	1.00%	8.19%
Institutional Shares	4/1/03
Return Before Taxes		0.63%	2.03%	9.29%
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)		-5.50%	-1.87%	6.40%
*         After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. After-tax returns are only shown for Class A shares and after-tax returns for other Classes will vary.

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Fifth Third International Equity Fund (Acquired Fund) and
Touchstone International Value Fund (Acquiring Fund)

The Acquiring Fund does not have any operating history or performance information and it is expected that upon completion of the proposed Reorganization, the Acquiring Fund will continue the historical performance information of the Acquired Fund.  The bar chart and performance table below illustrate some indication of the risks of investing in the Acquired Fund by showing changes in the Acquired Fund’s performance from year to year (before taxes) and by showing how the Acquired Fund’s average annual total returns for 1 year, 5 years and 10 years compare with those of a broad measure of market performance.  The bar chart does not reflect any sales charges, which would reduce your return. The Acquired Fund’s past performance (before and after taxes) does not necessarily indicate how the Acquired Fund (or the Acquiring Fund) will perform in the future. Updated performance for the Acquired Fund is available at no cost by visiting http://fifththirdfunds.com/performance or by calling 1.800.282.5706.

Fifth Third International Equity Fund - Class A Total Returns as of December 31

Best Quarter: 2nd Quarter 2009 +24.57%       Worst Quarter:  3rd Quarter 2008 -21.83%

The year-to-date return for the Fund’s Class A shares as of June 30, 2012 is +1.88%.

Fifth Third International Equity Fund - Average Annual Total Returns*
For the period ended December 31, 2011

	Inception Date	1 Year	5 Years	10 Years
Class A Shares	8/18/94
Return Before Taxes		-17.97%	-6.69%	2.68%
Return After Taxes on Distributions		-18.79%	-8.23%	1.57%
Return After Taxes on Distributions and Sale of Fund Shares		-11.69%	-5.96%	1.97%
Class B Shares	10/11/00
Return Before Taxes		-18.54%	-6.66%	2.57%
Class C Shares	4/25/96
Return Before Taxes		-14.29%	-6.43%	2.39%
Institutional Shares	10/9/98
Return Before Taxes		-13.39%	-5.47%	3.44%
Morgan Stanley Capital International EAFE Index, Net (reflects no deduction for fees, expenses or taxes)		-12.14%	-4.72%	4.67%
*         After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. After-tax returns are only shown for Class A shares and after-tax returns for other Classes will vary.

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Fifth Third Strategic Income Fund (Acquired Fund) and Touchstone Strategic Income Fund (Acquiring Fund)

The Acquiring Fund does not have any operating history or performance information and it is expected that upon completion of the proposed Reorganization, the Acquiring Fund will continue the historical performance information of the Acquired Fund.  The bar chart and performance table below illustrate some indication of the risks of investing in the Acquired Fund by showing changes in the Acquired Fund’s performance from year to year (before taxes) and by showing how the Acquired Fund’s average annual total returns for 1 year, 5 years and 10 years compare with those of a broad measure of market performance.  The bar chart does not reflect any sales charges, which would reduce your return. The Acquired Fund’s past performance (before and after taxes) does not necessarily indicate how the Acquired Fund (or the Acquiring Fund) will perform in the future. Updated performance for the Acquired Fund is available at no cost by visiting http://fifththirdfunds.com/performance or by calling 1.800.282.5706.

Fifth Third Strategic Income Fund - Class A Total Returns as of December 31

Best Quarter: 2nd Quarter 2009 +21.98%       Worst Quarter:  3rd Quarter 2008 -18.49%

The year-to-date return for the Fund’s Class A shares as of June 30, 2012 is +5.20%.

Fifth Third Strategic Income Fund - Average Annual Total Returns*
For the period ended December 31, 2011

	Inception Date	1 Year	5 Years	10 Years
Class A Shares**	4/1/04
Return Before Taxes		0.50%	3.47%	5.07%
Return After Taxes on Distributions		-1.19%	1.23%	3.09%
Return After Taxes on Distributions and Sale of Fund Shares		0.31%	1.61%	3.16%
Class B Shares**	4/1/04
Return Before Taxes		-0.09%	3.44%	5.04%
Class C Shares	10/29/01
Return Before Taxes		4.97%	3.75%	4.86%
Institutional Shares	9/1/98
Return Before Taxes		5.94%	4.77%	5.90%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		7.84%	6.50%	5.78%
*         After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. After-tax returns are only shown for Class A shares and after-tax returns for other Classes will vary.
**       The performance figures for Class A and Class B shares for periods prior to April 1, 2004 reflect the performance for the Fifth Third/Maxus Income Fund Investor Shares with an inception date of March 10, 1985 and are adjusted to reflect expenses and applicable sales charges for the respective share class.

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Will I be able to purchase, redeem and exchange shares the same way?

You generally may buy and sell shares in a Fund on any day when the New York Stock Exchange is open for trading.  With some exceptions, shares of a Fund may be exchanged for shares of another Fund in the same Fund family.  Certain of the service providers to the Acquiring Funds are different than the service providers to the Acquired Funds and, as a result, the processes and mechanisms that shareholders who purchase shares directly from the Acquired Funds (and not through a financial intermediary) currently utilize to buy, redeem and exchange shares may change.  In the proposed Reorganizations, shareholders of each Acquired Fund will receive shares of the corresponding Acquiring Fund and will be able to purchase, redeem and exchange shares as described below in the section entitled “Purchases, Redemptions, Exchanges and Dividend Policy.”

Will I be able to receive distributions the same way?

Each Fund intends to distribute to its shareholders substantially all of its income and capital gains. The table below outlines when dividends, if any, are declared and paid by each Fund:

Acquired Funds	Dividends Declared/ Dividends Paid	Acquiring Funds	Dividends Declared/ Dividends Paid
Fifth Third Quality Growth Fund	Annually/Annually	Touchstone Large Cap Growth Fund	Annually/Annually
Fifth Third Mid Cap Growth Fund	Annually/Annually	Touchstone Growth Opportunities Fund	Annually/Annually
Fifth Third Disciplined Large Cap Value Fund	Quarterly/Quarterly	Touchstone Value Fund	Semi-Annually/Semi-Annually
Fifth Third All Cap Value Fund	Quarterly/Quarterly	Touchstone Value Fund	Semi-Annually/Semi-Annually
Fifth Third High Yield Bond Fund	Monthly/Monthly	Touchstone High Yield Fund	Monthly/Monthly
Fifth Third Short Term Bond Fund	Monthly/Monthly	Touchstone Ultra Short Duration Fixed Income Fund	Daily/Monthly
Fifth Third Total Return Bond Fund	Monthly/Monthly	Touchstone Core Bond Fund	Monthly/Monthly
Fifth Third LifeModel Aggressive FundSM	Quarterly/Quarterly	Touchstone Growth Allocation Fund	Annually/Annually
Fifth Third LifeModel Moderately Aggressive FundSM	Quarterly/Quarterly	Touchstone Moderate Growth Allocation Fund	Annually/Annually
Fifth Third LifeModel Moderate FundSM	Quarterly/Quarterly	Touchstone Balanced Allocation Fund	Quarterly/Quarterly
Fifth Third LifeModel Moderately Conservative FundSM	Quarterly/Quarterly	Touchstone Conservative Allocation Fund	Quarterly/Quarterly
Fifth Third LifeModel Conservative FundSM	Quarterly/Quarterly	Touchstone Conservative Allocation Fund	Quarterly/Quarterly
Fifth Third Micro Cap Value Fund	Annually/Annually	Touchstone Micro Cap Value Fund	Annually/Annually
Fifth Third Small Cap Value Fund	Annually/Annually	Touchstone Small Company Value Fund	Quarterly/Quarterly
Fifth Third International Equity Fund	Annually/Annually	Touchstone International Value Fund	Annually/Annually
Fifth Third Strategic Income Fund	Daily/Monthly	Touchstone Strategic Income Fund	Monthly/Monthly

Net realized capital gains, if any, are distributed annually by both the Acquired Funds and the Acquiring Funds.  After the Reorganizations, any dividends and distributions will be reinvested in the class of shares of the Acquiring Fund you receive in the Reorganization or, if you have so elected, distributed in cash.  For more information, see the section entitled “Purchases, Redemptions, Exchanges and Dividend Policy.”

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Who will be the Advisor, Sub-Advisor and Portfolio Manager of my Fund after the Reorganization?

After the Reorganizations, Touchstone Advisors will continue to serve as the investment advisor to each Acquiring Fund.  Each Acquiring Fund employs a sub-advisor to provide portfolio management services. The sub-advisors are overseen by Touchstone Advisors and ultimately by the Board of Trustees of the Touchstone Trusts.  Each Acquiring Fund, except the Touchstone High Yield Fund, Touchstone Micro Cap Value Fund and the Touchstone Strategic Income Fund, employs a different portfolio management team than the corresponding Acquired Fund.  The Touchstone High Yield Fund, Touchstone Micro Cap Value Fund and the Touchstone Strategic Income Fund are each expected to employ the same portfolio management team as the corresponding Acquired Fund.  The table below shows the Acquiring Funds’ sub-advisors and portfolio managers.

Acquired Funds	Acquiring Funds	Sub-Advisor to the Acquiring Funds	Portfolio Managers to the Acquiring Funds
Fifth Third Quality Growth Fund	Touchstone Large Cap Growth Fund	Navellier & Associates, Inc.
Shawn C. Price is the primary manager and Louis G. Navellier is the secondary manager of the Fund and both have managed the Fund since its inception. Mr. Price has been a Portfolio Manager for Navellier since 1991 and Mr. Navellier has been the Chief Executive Officer of Navellier since 1987.

Fifth Third Mid Cap Growth Fund	Touchstone Growth Opportunities Fund	Westfield Capital Management Company, L.P.
William A. Muggia is the lead member of the Westfield Investment Committee, and he covers the Healthcare and Energy sectors. Mr. Muggia is President, Chief Executive Officer, Chief Investment Officer and Partner of Westfield. He has worked at Westfield since 1994 and has managed the Fund since 2006.

Fifth Third Disciplined Large Cap Value Fund	Touchstone Value Fund	Barrow, Hanley, Mewhinney & Strauss, LLC
James P. Barrow founded Barrow Hanley in August 1979.  Mr. Barrow serves as Executive Director and President, positions he has held since 2000, and Portfolio Manager, a position he has held since 1979.  He is currently a member of the large cap value equity team.

Robert J. Chambers, CFA, joined Barrow Hanley in August 1994.  Mr. Chambers is a Managing Director and Portfolio Manager and serves as a member of the large cap value equity team.

Timothy J. Culler, CFA joined Barrow Hanley in May 1999.  Mr. Culler is a Managing Director and Portfolio Manager and serves as a member of the large cap value equity team.

J. Ray Nixon, Jr. joined Barrow Hanley in June 1994.  Mr. Nixon is an Executive Director and Portfolio Manager and serves as member of the large cap value equity team.

Mark Giambrone, CPA joined Barrow Hanley in January 1999.  Mr. Giambrone is a Managing Director and Portfolio Manager and serves as a member of the large cap value equity team.

Fifth Third All Cap Value Fund

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Acquired Funds	Acquiring Funds	Sub-Advisor to the Acquiring Funds	Portfolio Managers to the Acquiring Funds
Fifth Third High Yield Bond Fund	Touchstone High Yield Fund	Fort Washington Investment Advisors, Inc.
Brendan M. White, CFA, is primarily responsible for managing the Fund and has managed the Fund since its inception. Mr. White is a Managing Director and Senior Portfolio Manager and has worked at Fort Washington since 1993. Timothy Jossart, CFA, has research responsibilities for certain sectors and has assisted Brendan White with the management of the High Yield Fund since 2011. Mr. Jossart is an Assistant Vice President, Assistant Portfolio Manager and Senior Credit Research Manager and has been employed by Fort Washington since 1996.

Fifth Third Short Term Bond Fund	Touchstone Ultra Short Duration Fixed Income Fund	Fort Washington Investment Advisors, Inc.
Scott D. Weston, Vice President and Senior Portfolio Manager, joined Fort Washington in September 1999. He is also Fort Washington’s lead sector specialist in mortgage-backed and asset-backed securities. Mr. Weston has investment experience dating back to 1992.  Brent A. Miller, CFA, Portfolio Manager, joined Fort Washington in June 2001. He became a portfolio manager in 2008 and was an assistant portfolio manager prior to 2008. Mr. Miller has investment experience dating back to 1999.

Fifth Third Total Return Bond Fund	Touchstone Core Bond Fund	Fort Washington Investment Advisors, Inc.
Timothy J. Policinski, CFA, is the primary manager and Daniel J. Carter, CFA, is the secondary manager of the Fund. Mr. Policinski is a Managing Director and Senior Portfolio Manager. He has worked at Fort Washington and managed the Fund since 2001. Mr. Policinski has over 20 years of fixed-income management experience. Daniel J. Carter began as an Assistant Portfolio Manager of Fort Washington in 2000 and has been an Assistant Vice President and Portfolio Manager since 2007. He has managed the Fund since September 2001.

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Acquired Funds	Acquiring Funds	Sub-Advisor to the Acquiring Funds	Portfolio Managers to the Acquiring Funds
Fifth Third LifeModel Aggressive FundSM	Touchstone Growth Allocation Fund	Ibbotson Associates, Inc.
Brian Huckstep, CFA, Portfolio Manager, has served as a portfolio manager at Ibbotson since 2005.

Scott Wentsel, CFA, CFP, Portfolio Manager, has served as a Vice President and Senior Portfolio Manager at Ibbotson since 2005.

John Thompson, Jr., Co-Head Investment Advisory, and served as Vice President, Portfolio Manager & Director, Global Investment Services at Ibbotson from 2006 to 2011 and Portfolio Manager from 1999 to 2006.

Fifth Third LifeModel Moderately Aggressive FundSM	Touchstone Moderate Growth Allocation Fund
Fifth Third LifeModel Moderate FundSM	Touchstone Balanced Allocation Fund
Fifth Third LifeModel Moderately Conservative FundSM	Touchstone Conservative Allocation Fund

Fifth Third LifeModel Conservative FundSM			Chris Armstrong, CFA, Portfolio Manager, has served as a portfolio manager at Ibbotson since 2005.
Fifth Third Micro Cap Value Fund	Touchstone Micro Cap Value Fund	Fifth Third Asset Management, Inc.
Eric J. Holmes is the Fund’s portfolio manager and is primarily responsible for the day-to-day management of the Fund. Mr. Holmes is assisted in managing the Fund by Craig Nedbalski, CFA and Michael Barr, CFA.  Mr. Holmes has been the Fifth Third Micro Cap Value Fund’s portfolio manager since April 2005, and has served the Fifth Third Micro Cap Value Fund since February 2003; Mr. Nedbalski has served the Fifth Third Micro Cap Value Fund since January 2010; and Mr. Barr has served the Fifth Third Micro Cap Value Fund since September 2011.

Fifth Third Small Cap Value Fund	Touchstone Small Company Value Fund	DePrince, Race & Zollo, Inc. (“DRZ”)
Gregory T. Ramsby is the Fund’s portfolio manager and is primarily responsible for the day-to-day management of the Fund’s portfolio.  Gregory T. Ramsby, Partner and Portfolio Manager, joined DRZ in 1996. Prior to joining DRZ, Mr. Ramsby was employed at First Union Capital Management as an equity analyst and Associate Portfolio Manager. Prior to that, he was an equity analyst at Nations Bank Investment Management.

Fifth Third International Equity Fund	Touchstone International Value Fund	Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”)
David A. Hodges, Jr. is the lead portfolio manager and Randolph S. Wrighton, Jr. is the assistant portfolio manager. David A. Hodges, Jr, CFA, joined Barrow Hanley in 2001. Randolph S. Wrighton, Jr., CFA, joined Barrow Hanley in 2005.

112

Acquired Funds	Acquiring Funds	Sub-Advisor to the Acquiring Funds	Portfolio Managers to the Acquiring Funds
Fifth Third Strategic Income Fund	Touchstone Strategic Income Fund	Fifth Third Asset Management, Inc.
Peter Kwiatkowski, CFA, is the Fund’s lead portfolio manager and David Withrow, CFA, is a portfolio manager and together they are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio.  Messrs. Kwiatkowski and Withrow are assisted in managing the Fund by Mitchell Stapley, CFA; Mirko Mikelic, John Cassady, CFA; Dan Popowics, CFA; and Jason Schwartz, CFA.  Mr. Kwiatkowski has led the Fifth Third Strategic Income Fund since March 2009, and served the Fifth Third Strategic Income Fund since February 2002; Messrs. Withrow, Stapley and Mikelic have served the Fifth Third Strategic Income Fund since November 2007; Mr. Cassady has served the Fifth Third Strategic Income Fund since November 2009; Mr. Popowics has served the Fifth Third Strategic Income Fund since August 2009; and Mr. Schwartz has served the Fifth Third Strategic Income Fund since November 2010.

For additional information regarding Touchstone Advisors, the sub-advisors and the portfolio managers, please see the section entitled “Management of the Funds” below.

Will the Acquiring Funds have the same service providers as the Acquired Funds?

The Acquired Funds and the Acquiring Funds employ different service providers.  Upon completion of the Reorganizations, the Acquiring Funds will continue to engage its existing service providers. In all cases, the types of services provided to Acquiring Funds and the Acquired Funds under the service arrangements are substantially similar.

	Acquired Funds	Acquiring Funds
Principal Underwriter	FTAM Funds Distributor, Inc.	Touchstone Securities, Inc.
Administrator	Fifth Third Asset Management, Inc.	Touchstone Advisors, Inc.
Sub-Administrator	State Street Bank and Trust Company	BNY Mellon Investment Servicing (US) Inc.
Transfer Agent	Boston Financial Data Services, Inc.	BNY Mellon Investment Servicing (US) Inc.
Custodian	State Street Bank and Trust Company	Brown Brothers Harriman & Co.
Independent Registered Public Accounting Firm	PricewaterhouseCoopers LLP
Ernst & Young LLP is the independent registered public accounting firm for the Touchstone Growth Opportunities Fund, Touchstone Large Cap Growth Fund, Touchstone High Yield Fund, Touchstone Ultra Short Duration Fixed Income Fund and Touchstone Core Bond Fund. PricewaterhouseCoopers LLP is the independent registered public accounting firm for the Touchstone Growth Allocation Fund, Touchstone Moderate Growth Allocation Fund, Touchstone Balanced Allocation Fund, Touchstone Conservative Allocation Fund, Touchstone Value Fund and the Shell Funds.

113

For additional information regarding the service providers to the Acquiring Funds and the Acquired Funds, please see the Fifth Third SAI, the Touchstone SAIs and the SAIs relating to this Prospectus/Proxy Statement.

What will be the primary federal income tax consequences of the Reorganization?

Each transaction has been structured to qualify as a tax-free reorganization for federal income tax purposes and is expected to so qualify.  If a Reorganization so qualifies, in general, no gain or loss will be recognized by the Acquired Fund or the Acquiring Fund or their respective shareholders as a result of the Reorganization.  As a condition to the closing of each Reorganization, the Acquiring Fund and the corresponding Acquired Fund will each receive an opinion from the law firm of Pepper Hamilton LLP that the Reorganization qualifies as a tax-free reorganization within the meaning of section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “Code”).  The opinion, however, is not binding on the Internal Revenue Service (the “IRS”) or any court and thus does not preclude the IRS from asserting, or a court from rendering, a contrary position.  See “Federal Income Tax Consequences” for more information on the federal income tax consequences of the Reorganizations.

Will there be any repositioning costs?

Although the Acquired Funds and the corresponding Acquiring Funds have similar investment goals and investment strategies, it is expected that a portion of the securities held by the Acquired Funds may be sold after the Reorganizations take place as each Acquiring Fund’s portfolio manager aligns or repositions the portfolio with such Acquiring Fund’s investment strategy.  Portfolio repositioning costs, if any, will be borne by the combined Acquiring Fund after the Reorganization.  The chart below sets forth the estimated transaction costs anticipated to be incurred in connection with the sale of such portfolio securities following each Reorganization.

Acquired Funds	Acquiring Funds	Estimated Repositioning Costs
Fifth Third Quality Growth Fund	Touchstone Large Cap Growth Fund	$1,614,546
Fifth Third Mid Cap Growth Fund	Touchstone Growth Opportunities Fund	$223,933
Fifth Third Disciplined Large Cap Value Fund	Touchstone Value Fund	$195,892
Fifth Third All Cap Value Fund	Touchstone Value Fund	$97,946
Fifth Third High Yield Bond Fund	Touchstone High Yield Fund	—
Fifth Third Short Term Bond Fund	Touchstone Ultra Short Duration Fixed Income Fund	$360,182
Fifth Third Total Return Bond Fund	Touchstone Core Bond Fund	$57,445
Fifth Third LifeModel Aggressive Fund SM	Touchstone Growth Allocation Fund	—
Fifth Third LifeModel Moderately Aggressive Fund SM	Touchstone Moderate Growth Allocation Fund	—
Fifth Third LifeModel Moderate Fund SM	Touchstone Balanced Allocation Fund	—
Fifth Third LifeModel Moderately Conservative Fund SM	Touchstone Conservative Allocation Fund	—
Fifth Third LifeModel Conservative Fund SM	Touchstone Conservative Allocation Fund	—
Fifth Third Micro Cap Value Fund	Touchstone Micro Cap Value Fund	—
Fifth Third Small Cap Value Fund	Touchstone Small Company Value Fund	$312,915
Fifth Third International Equity Fund	Touchstone International Value Fund	$621,506
Fifth Third Strategic Income Fund	Touchstone Strategic Income Fund	—

The sale of such portfolio securities may also result in the realization of capital gains to each of the Acquiring Funds that, to the extent not offset by capital losses, would be distributed to shareholders, and those distributions (if any) would be taxable to shareholders who hold shares in taxable accounts. Touchstone Advisors anticipates that any such sales of portfolio securities by each Acquiring Fund as a result of the Reorganization (as distinct from normal portfolio turnover) will likely not result in any significant amounts of capital gains to be distributed to shareholders of the respective Acquiring Fund.

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COMPARISON OF PRINCIPAL RISKS

Generally, the principal risks of each Acquired Fund and the corresponding Acquiring Fund are substantially the same or similar.  The following section compares the principal risks of each Acquired Fund and the corresponding Acquiring Fund. Exhibit D to this Prospectus/Proxy Statement also contains a discussion of each Acquiring Fund’s risks. For more information on the risks associated with the Acquiring Funds, see the Touchstone SAIs and the SAI related to this Prospectus/Proxy Statement for the Shell Funds. The cover page of this Prospectus/Proxy Statement describes how you can obtain a copy of the corresponding SAIs.

Fifth Third Quality Growth Fund and Touchstone Large Cap Growth Fund

Principal Risks of Both Funds

Each Fund’s share price will fluctuate. You could lose money on your investment in each Fund, and each Fund could also return less than other investments.  As with any mutual fund, there is no guarantee that either Fund will achieve its investment goal.  Each Fund is subject to the principal risks listed below.

●
Equity Securities Risk:  Each Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may suffer a decline in response to such developments which could result in a decline in the value of each Fund’s shares.

●
Growth Investing Risk: Each Fund may lose money because growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential.  Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds may underperform when value investing is in favor.

●
Management Risk: The value of your investment may decrease if the portfolio managers’ judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

●	Market Risk: Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

●
Large Cap Risk: Large cap risk is the risk that stocks of larger companies may underperform relative to those of small and mid-sized companies. Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

●
Portfolio Turnover Risk: Frequent and active trading may result in greater expenses to each Fund, which may lower the Fund’s performance and may generate more taxable short-term gains for shareholders.

Additional Principal Risks of the Touchstone Large Cap Growth Fund

The Touchstone Large Cap Growth Fund is also subject to the following principal risks.

●
Non-Diversification Risk:  The Fund is non-diversified, which means that it may invest a greater percentage of its assets than diversified mutual funds in the securities of a limited number of issuers. The use of a non-diversified investment strategy may increase the volatility of the Fund’s investment performance, as the Fund may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified fund.

●
Sector Focus Risk:   A fund that focuses its investments in the securities of a particular market sector is subject to the risk that adverse circumstances will have a greater impact on the fund than a fund that does not focus its investments in a particular sector. It is possible that economic, business or political developments or other changes affecting one security in the area of focus will affect other securities in that area of focus in the same manner, thereby increasing the risk of such investments.

115

Additional Principal Risks of the Fifth Third Quality Growth Fund

The Fifth Third Quality Growth Fund is also subject to the following principal risks.

●	Convertible Securities Risk: Prices of convertible securities, which include bonds and preferred stocks, may be affected by the prices of the underlying security, which generally is common stock.

●
Dividend Securities Risk: Stocks that pay regular dividends provide investors some return on their investment to an extent supporting the stock’s price even during periods when the prices of equity securities generally are falling. However, dividend-paying stocks, especially those that pay significant dividends, also tend to appreciate less quickly than stocks of companies in developing industries, which tend to reinvest most profits into research, development, plant and equipment to accommodate expansion.

●	Income Risk: Decreasing interest rates may cause the Fund’s income to decline.

●
Mid Cap Risk:  Stocks of medium-sized companies tend to be more volatile and more sensitive to market declines than stocks of larger companies, in part because medium-sized companies generally do not have the financial resources that larger companies have.

●
Securities Lending Risk:  The Fund may lose money when it loans portfolio securities if the borrower fails to return the securities and the collateral provided has declined in value and/or the Fund cannot convert the collateral to cash for any reason.  Securities Lending Risk is a non-principal risk of the Touchstone Large Cap Growth Fund.

Fifth Third Mid Cap Growth Fund and Touchstone Growth Opportunities Fund

Principal Risks of Both Funds

Each Fund’s share price will fluctuate. You could lose money on your investment in each Fund, and each Fund could also return less than other investments.  As with any mutual fund, there is no guarantee that either Fund will achieve its investment goal.  Each Fund is subject to the principal risks listed below.

●
Equity Securities Risk:  Each Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may suffer a decline in response to such developments which could result in a decline in the value of each Fund’s shares.

●
Growth Investing Risk: Each Fund may lose money because growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential.  Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds may underperform when value investing is in favor.

●
Management Risk: The value of your investment may decrease if the portfolio managers’ judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

●
Mid Cap Risk: Each Fund is subject to the risk that medium capitalization stocks may underperform other types of stocks or the equity markets as a whole. Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

●	Market Risk: Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

●
Portfolio Turnover Risk: Frequent and active trading may result in greater expenses to each Fund, which may lower the Fund’s performance and may generate more taxable short-term gains for shareholders.

Additional Principal Risks of the Touchstone Growth Opportunities Fund

The Touchstone Growth Opportunities Fund is also subject to the following principal risks.

●
Non-Diversification Risk:  The Fund is non-diversified, which means that it may invest a greater percentage of its assets than diversified mutual funds in the securities of a limited number of issuers. The

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use of a non-diversified investment strategy may increase the volatility of the Fund’s investment performance, as the Fund may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified fund.

●
Sector Focus Risk:  A fund that focuses its investments in the securities of a particular market sector is subject to the risk that adverse circumstances will have a greater impact on the fund than a fund that does not focus its investments in a particular sector. It is possible that economic, business or political developments or other changes affecting one security in the area of focus will affect other securities in that area of focus in the same manner, thereby increasing the risk of such investments.

●
Large Cap Risk: Large cap risk is the risk that stocks of larger companies may underperform relative to those of small and mid-sized companies. Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

●
Small Cap Risk:  The Fund is subject to the risk that small capitalization stocks may underperform other types of stocks or the equity markets as a whole. Small cap stock risk is the risk that stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group. In addition, small cap stocks typically are traded in lower volume, and their issuers typically are subject to greater degrees of changes in their earnings and prospects.

Additional Principal Risks of the Fifth Third Mid Cap Growth Fund

The Fifth Third Mid Cap Growth Fund is also subject to the following principal risks.

●	Convertible Securities Risk: Prices of convertible securities, which include bonds and preferred stocks, may be affected by the prices of the underlying security, which generally is common stock.

●
Dividend Securities Risk: Stocks that pay regular dividends provide investors some return on their investment to an extent supporting the stock’s price even during periods when the prices of equity securities generally are falling. However, dividend-paying stocks, especially those that pay significant dividends, also tend to appreciate less quickly than stocks of companies in developing industries, which tend to reinvest most profits into research, development, plant and equipment to accommodate expansion.

●
Fixed Income Securities Risk: The risks of investing in debt securities include interest rate risk, which is the tendency of bond prices to fall when interest rates rise, and credit risk, which is the risk of an issuer defaulting on its obligations of paying principal and interest. Generally, the price of a bond moves in the opposite direction from interest rates. New bonds issued after a rise in rates offer higher yields to investors. An existing bond with a lower yield can appear attractive to investors by selling at a lower price. This process works in reverse as well; as interest rates fall, the price of a bond tends to increase. The prices of long term bonds (bonds with a remaining maturity of at least 10 years) tend to be more volatile than the prices of bonds with a shorter remaining maturity.

●
Securities Lending Risk:  The Fund may lose money when it loans portfolio securities if the borrower fails to return the securities and the collateral provided has declined in value and/or the Fund cannot convert the collateral to cash for any reason.  Securities Lending Risk is a non-principal risk of the Touchstone Growth Opportunities Fund.

Fifth Third Disciplined Large Cap Value Fund and Touchstone Value Fund

Principal Risks of Both Funds

Each Fund’s share price will fluctuate. You could lose money on your investment in each Fund, and each Fund could also return less than other investments.  As with any mutual fund, there is no guarantee that either Fund will achieve its investment goal.  Each Fund is subject to the principal risks listed below.

●
Equity Securities Risk:  Each Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or

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economic trends and developments. The prices of securities issued by these companies may suffer a decline in response to such developments which could result in a decline in the value of each Fund’s shares.

●
Large Cap Risk: Large cap risk is the risk that stocks of larger companies may underperform relative to those of small and mid-sized companies. Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

●
Management Risk: The value of your investment may decrease if the portfolio managers’ judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

●	Market Risk: Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

●
Value Investing Risk:   A value-oriented investment approach is subject to the risk that a security believed to be undervalued does not appreciate in value as anticipated or experiences a decline in value.  Value oriented funds may underperform when growth investing is in favor.

Additional Principal Risks of the Touchstone Value Fund

The Touchstone Value Fund is also subject to the following principal risks.

●
Non-Diversification Risk:  The Fund is non-diversified, which means that it may invest a greater percentage of its assets than diversified mutual funds in the securities of a limited number of issuers. The use of a non-diversified investment strategy may increase the volatility of the Fund’s investment performance, as the Fund may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified fund.

●
Sector Focus Risk:  The Fund may focus its investments in certain industries within certain sectors.  A fund that focuses its investments in the securities of a particular market sector is subject to the risk that adverse circumstances will have a greater impact on the fund than a fund that does not focus its investments in a particular sector. It is possible that economic, business or political developments or other changes affecting one security in the area of focus will affect other securities in that area of focus in the same manner, thereby increasing the risk of such investments.

●
Mid Cap Risk:  The Fund is subject to the risk that medium capitalization stocks may underperform other types of stocks or the equity markets as a whole. Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

●
Preferred Stock Risk: Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing the stock to be called or redeemed prior to its maturity, which can have a negative impact on the stock’s price when interest rates decline.

Additional Principal Risks of the Fifth Third Disciplined Large Cap Value Fund

The Fifth Third Disciplined Large Cap Value Fund is also subject to Securities Lending Risk, which is described below.

●
Securities Lending Risk:  The Fund may lose money when it loans portfolio securities if the borrower fails to return the securities and the collateral provided has declined in value and/or the Fund cannot convert the collateral to cash for any reason.  Securities Lending Risk is a non-principal risk of the Touchstone Value Fund.

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Fifth Third All Cap Value Fund and Touchstone Value Fund

Principal Risks of Both Funds

Each Fund’s share price will fluctuate. You could lose money on your investment in each Fund, and each Fund could also return less than other investments.  As with any mutual fund, there is no guarantee that either Fund will achieve its investment goal.  Each Fund is subject to the principal risks listed below.

●
Equity Securities Risk:  Each Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may suffer a decline in response to such developments which could result in a decline in the value of each Fund’s shares.

●
Management Risk: The value of your investment may decrease if the portfolio managers’ judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

●	Market Risk: Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

●
Value Investing Risk:   A value-oriented investment approach is subject to the risk that a security believed to be undervalued does not appreciate in value as anticipated or experiences a decline in value.  Value oriented funds may underperform when growth investing is in favor.

●
Large Cap Risk: Large cap risk is the risk that stocks of larger companies may underperform relative to those of small and mid-sized companies. Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

●
Mid Cap Risk:  Each Fund is subject to the risk that medium capitalization stocks may underperform other types of stocks or the equity markets as a whole. Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

Additional Principal Risks of the Touchstone Value Fund

The Touchstone Value Fund is also subject to the following principal risks.

●
Non-Diversification Risk:  The Fund is non-diversified, which means that it may invest a greater percentage of its assets than diversified mutual funds in the securities of a limited number of issuers. The use of a non-diversified investment strategy may increase the volatility of the Fund’s investment performance, as the Fund may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified fund.

●
Sector Focus Risk:  The Fund may focus its investments in certain industries within certain sectors.  A fund that focuses its investments in the securities of a particular market sector is subject to the risk that adverse circumstances will have a greater impact on the fund than a fund that does not focus its investments in a particular sector. It is possible that economic, business or political developments or other changes affecting one security in the area of focus will affect other securities in that area of focus in the same manner, thereby increasing the risk of such investments.

●
Preferred Stock Risk: Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing the stock to be called or redeemed prior to its maturity, which can have a negative impact on the stock’s price when interest rates decline.

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Additional Principal Risks of the Fifth Third All Cap Value Fund

The Fifth Third All Cap Value Fund is also subject to the following principal risks.

●	Convertible Securities Risk: Prices of convertible securities, which include bonds and preferred stocks, may be affected by the prices of the underlying security, which generally is common stock.

●
Securities Lending Risk:  The Fund may lose money when it loans portfolio securities if the borrower fails to return the securities and the collateral provided has declined in value and/or the Fund cannot convert the collateral to cash for any reason.  Securities Lending Risk is a non-principal risk of the Touchstone Value Fund.

●
Smaller Company Risk: Stocks of smaller companies are more sensitive to the risks associated with equity securities and therefore may be subject to greater share price fluctuations than companies with larger capitalizations. Also, securities of these smaller companies are often less liquid than securities of larger companies, thus possibly limiting the ability of the Fund to dispose of such securities when FTAM deems it desirable to do so.

Fifth Third High Yield Bond Fund and Touchstone High Yield Fund

Principal Risks of Both Funds

Each Fund’s share price will fluctuate. You could lose money on your investment in each Fund, and each Fund could also return less than other investments.  As with any mutual fund, there is no guarantee that either Fund will achieve its investment goal.  Each Fund is subject to the principal risks listed below.

●
Non-Investment Grade Debt Securities Risk: Non-investment grade debt securities are sometimes referred to as “junk bonds” and are considered speculative with respect to their issuers’ ability to make payments of interest and principal. There is a high risk that each Fund could suffer a loss from investments in non-investment grade debt securities caused by the default of an issuer of such securities. Part of the reason for this high risk is that, in the event of a default or bankruptcy, holders of non-investment grade debt securities generally will not receive payments until the holders of all other debt have been paid. In addition, the market for non-investment grade debt securities has, in the past, had more frequent and larger price changes than the markets for other securities. Non-investment grade debt securities can also be more difficult to sell for good value. Secondary markets for non-investment grade debt securities are not as liquid as the secondary markets for higher-rated corporate debt securities. The secondary markets for non-investment grade corporate debt securities are concentrated in relatively few market makers. The trading volume for non-investment grade corporate debt securities is generally lower than that for higher-rated corporate debt securities.

●
Credit Risk: The securities in each Fund’s portfolio are subject to the possibility that a deterioration, whether sudden or gradual, in the financial condition of an issuer, or a deterioration in general economic conditions, could cause an issuer to fail to make timely payments of principal or interest, when due. This may cause the issuer’s securities to decline in value.

●	Prepayment Risk: The risk that a debt security may be paid off and proceeds invested earlier than anticipated. Prepayment risk is more prevalent during periods of falling interest rates.

●
Market Risk: The prices of each Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. When markets are volatile, each Fund may not be able to buy or sell securities at favorable prices and each Fund may lose money.

●
Interest Rate Risk: As interest rates rise, the value of fixed income securities each Fund owns will likely decrease. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk. Duration is a measure of the expected life, taking into account any prepayment or call features of the security, of a fixed income security that is used to determine the price sensitivity of the security for a given change in interest rates. Specifically, duration is the change in the value of a fixed income security that will result from a 1% change in interest rates, and generally is stated in years. Maturity, on the other hand, is the date on which a fixed income security becomes due for payment of principal.

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●
Rating Agency Risk: Ratings represent a Nationally Recognized Statistical Rating Organization’s (“NRSRO”) opinion regarding the quality of the security and are not a guarantee of quality. NRSROs may fail to make timely credit ratings in response to subsequent events. In addition, NRSROs are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

●
Management Risk: The value of your investment may decrease if the portfolio managers’ judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

●
Investment Grade Securities Risk: Investment grade debt securities may be downgraded by an NRSRO to below investment grade status, which would increase the risk of holding these securities or a rating may become stale in that it fails to reflect changes to an issuer’s financial condition. Investment-grade debt securities rated in the lowest rating category by an NRSRO involve a higher degree of risk than fixed-income securities in the higher-rating categories. While such securities are considered investment-grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher-grade securities.

Additional Principal Risks of the Fifth Third High Yield Bond Fund

The Fifth Third High Yield Bond Fund is also subject to the following principal risk.

●
Securities Lending Risk:  The Fund may lose money when it loans portfolio securities if the borrower fails to return the securities and the collateral provided has declined in value and/or the Fund cannot convert the collateral to cash for any reason.  Securities Lending Risk is a non-principal risk of the Touchstone High Yield Fund.

Fifth Third Short Term Bond Fund and Touchstone Ultra Short Duration Fixed Income Fund

Principal Risks of Both Funds

Each Fund’s share price will fluctuate. You could lose money on your investment in each Fund, and each Fund could also return less than other investments.  As with any mutual fund, there is no guarantee that either Fund will achieve its investment goal.  Each Fund is subject to the principal risks listed below.

●
Credit Risk: The securities in each Fund’s portfolio are subject to the possibility that a deterioration, whether sudden or gradual, in the financial condition of an issuer, or a deterioration in general economic conditions, could cause an issuer to fail to make timely payments of principal or interest, when due. This may cause the issuer’s securities to decline in value.

●
Prepayment Risk: Prepayment risk is the risk that a debt security may be paid off and proceeds invested earlier than anticipated. Prepayment risk is more prevalent during periods of falling interest rates.

●
Interest Rate Risk: As interest rates rise, the value of fixed income securities each Fund owns will likely decrease. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk. Duration is a measure of the expected life, taking into account any prepayment or call features of the security, of a fixed income security that is used to determine the price sensitivity of the security for a given change in interest rates. Specifically, duration is the change in the value of a fixed income security that will result from a 1% change in interest rates, and generally is stated in years. Maturity, on the other hand, is the date on which a fixed income security becomes due for payment of principal.

●
Market Risk: The prices of each Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. When markets are volatile, each Fund may not be able to buy or sell securities at favorable prices and each Fund may lose money.

●
Management Risk: The value of your investment may decrease if the portfolio managers’ judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

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●	Investment Style Risk: Because of each Fund focuses on short duration securities, each Fund may underperform other segments of the fixed income market or the fixed income markets as a whole.

●
Rating Agency Risk: Ratings represent an NRSRO’s opinion regarding the quality of the security and are not a guarantee of quality. NRSROs may fail to make timely credit ratings in response to subsequent events. In addition, NRSROs are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

●
U.S. Government Securities Risk: Each Fund’s U.S. government securities are not guaranteed against price movements due to changing interest rates. Securities issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources. In addition, securities issued by agencies such as Federal National Mortgage Association (“Fannie Mae”) and Government National Mortgage Association (“Ginnie Mae”) are supported only by the credit of the issuing agency and any associated collateral.

●
Mortgage-Backed Securities Risk: Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancing, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a Fund’s mortgage-backed securities and, therefore, to assess the volatility risk of a Fund. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to a Fund. The risk of such defaults is generally higher in the cases of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages.

●
Asset Backed Securities Risk: Asset-backed securities are fixed income securities backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans, or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. Even with a credit enhancement by a third party, there is still risk of loss. There could be inadequate collateral or no collateral for asset-backed securities. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates and, at times, the financial condition of the issuer. Some asset-backed securities also may receive prepayments that can change the securities’ effective durations.

●
Investment Grade Securities Risk: Investment grade debt securities may be downgraded by an NRSRO to below investment grade status, which would increase the risk of holding these securities or a rating may become stale in that it fails to reflect changes to an issuer’s financial condition. Investment-grade debt securities rated in the lowest rating category by an NRSRO involve a higher degree of risk than fixed-income securities in the higher-rating categories. While such securities are considered investment-grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher-grade securities.

●	Event Risk: Securities may decline in credit quality and market value due to issuer restructurings, mergers, consolidations, reorganizations, tender or exchange offers, or other factors.

Additional Principal Risks of the Touchstone Ultra Short Duration Fixed Income Fund

The Touchstone Ultra Short Duration Fixed Income Fund is also subject to the following principal risks.

●
Repurchase Agreement Risk: Under all repurchase agreements entered into by the Fund, the Fund’s Custodian or its agent must take possession of the underlying collateral. However, if the counterparty defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale, including accrued interest, are less than the resale price provided in the agreement including

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interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and is required to return the underlying security to the seller’s estate. Repurchase agreements are considered loans by the Fund.

●	Portfolio Turnover Risk: Frequent and active trading may result in greater expenses to the Fund, which may lower the Fund’s performance and may generate more taxable short-term gains for shareholders.

Additional Principal Risks of the Fifth Third Short Term Bond Fund

The Fifth Third Short Term Bond Fund is also subject to the following principal risks.

●
Derivatives Risk: Derivatives may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Use of derivatives may increase the amount and affect the timing and character of taxes payable by shareholders. When a derivative is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that the Fund’s hedging transactions will be effective.  Derivatives risk is a non-principal risk of the Touchstone Ultra Short Duration Fixed Income Fund.

●
Foreign Investment Risk: Foreign securities tend to be more volatile and less liquid than U.S. securities. Further, foreign securities may be subject to additional risks not associated with investment in U.S. securities due to differences in the economic and political environment, the amount of available public information, the degree of market regulation, and financial reporting, accounting and auditing standards, and, in the case of foreign currency-denominated securities, due to fluctuations in currency exchange rates. Investments in foreign securities may be subject to foreign withholding or other taxes.

●
Non-Investment Grade Securities Risk: High yield, or non-investment grade securities (also known as “junk bonds”), are those rated below investment grade by the primary rating agencies (e.g., below BB/Ba by S&P/Moody’s) and are considered speculative. Compared to investment grade debt securities, non-investment grade debt securities tend to have more volatile prices and increased price sensitivity to changing interest rates and adverse economic and business developments, greater risk of loss due to default or a decline in credit quality, greater likelihood that adverse economic or company-specific events will make the issuer unable to make interest and/or principal payments, and greater susceptibility to negative market sentiment, leading to depressed prices and decreased liquidity.

●
Securities Lending Risk:  The Fund may lose money when it loans portfolio securities if the borrower fails to return the securities and the collateral provided has declined in value and/or the Fund cannot convert the collateral to cash for any reason.  Securities Lending Risk is a non-principal risk of the Touchstone Ultra Short Duration Fixed Income Fund.

Fifth Third Total Return Bond Fund and Touchstone Core Bond Fund

Principal Risks of Both Funds

Each Fund’s share price will fluctuate. You could lose money on your investment in each Fund, and each Fund could also return less than other investments.  As with any mutual fund, there is no guarantee that either Fund will achieve its investment goal.  Each Fund is subject to the principal risks listed below.

●
Credit Risk: The securities in each Fund’s portfolio are subject to the possibility that a deterioration, whether sudden or gradual, in the financial condition of an issuer, or a deterioration in general economic conditions, could cause an issuer to fail to make timely payments of principal or interest, when due. This may cause the issuer’s securities to decline in value.

●
Prepayment Risk: Prepayment risk is the risk that a debt security may be paid off and proceeds invested earlier than anticipated. Prepayment risk is more prevalent during periods of falling interest rates.

●
Interest Rate Risk: As interest rates rise, the value of fixed income securities each Fund owns will likely decrease. Longer-term securities are generally more volatile, so the longer the average maturity or duration

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of these securities, the greater their price risk. Duration is a measure of the expected life, taking into account any prepayment or call features of the security, of a fixed income security that is used to determine the price sensitivity of the security for a given change in interest rates. Specifically, duration is the change in the value of a fixed income security that will result from a 1% change in interest rates, and generally is stated in years. Maturity, on the other hand, is the date on which a fixed income security becomes due for payment of principal.

●
Management Risk: The value of your investment may decrease if the portfolio managers’ judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

●
Market Risk: The prices of each Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. When markets are volatile, each Fund may not be able to buy or sell securities at favorable prices and each Fund may lose money.

●
Rating Agency Risk: Ratings represent an NRSRO’s opinion regarding the quality of the security and are not a guarantee of quality. NRSROs may fail to make timely credit ratings in response to subsequent events. In addition, NRSROs are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

●
U.S. Government Securities Risk: Each Fund’s U.S. government securities are not guaranteed against price movements due to changing interest rates. Securities issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources. In addition, securities issued by agencies such as Fannie Mae and Ginnie Mae are supported only by the credit of the issuing agency and any associated collateral.

●
Mortgage-Backed Securities Risk: Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancing, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a Fund’s mortgage-backed securities and, therefore, to assess the volatility risk of a Fund. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to a Fund. The risk of such defaults is generally higher in the cases of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages.

●
Asset Backed Securities Risk: Asset-backed securities are fixed income securities backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans, or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. Even with a credit enhancement by a third party, there is still risk of loss. There could be inadequate collateral or no collateral for asset-backed securities. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates and, at times, the financial condition of the issuer. Some asset-backed securities also may receive prepayments that can change the securities’ effective durations.

●
Investment Grade Securities Risk: Investment grade debt securities may be downgraded by an NRSRO to below investment grade status, which would increase the risk of holding these securities or a rating may become stale in that it fails to reflect changes to an issuer’s financial condition. Investment-grade debt securities rated in the lowest rating category by an NRSRO involve a higher degree of risk than fixed-income securities in the higher-rating categories. While such securities are considered investment-grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher-grade securities.

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●
Non-Investment Grade Debt Securities Risk: Non-investment grade debt securities are sometimes referred to as “junk bonds” and are considered speculative with respect to their issuers’ ability to make payments of interest and principal. There is a high risk that the Fund could suffer a loss from investments in non-investment grade debt securities caused by the default of an issuer of such securities. Part of the reason for this high risk is that, in the event of a default or bankruptcy, holders of non-investment grade debt securities generally will not receive payments until the holders of all other debt have been paid. In addition, the market for non-investment grade debt securities has, in the past, had more frequent and larger price changes than the markets for other securities. Non-investment grade debt securities can also be more difficult to sell for good value.

●
Portfolio Turnover Risk: Frequent and active trading may result in greater expenses to each Fund, which may lower the Fund’s performance and may generate more taxable short-term gains for shareholders.

Additional Principal Risks of the Fifth Third Total Return Bond Fund

The Fifth Third Total Return Bond Fund is also subject to the following principal risks.

●
Derivatives Risk: Derivatives may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Use of derivatives may increase the amount and affect the timing and character of taxes payable by shareholders. When a derivative is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that the Fund’s hedging transactions will be effective.  Derivatives Risk is a non-principal risk of the Touchstone Core Bond Fund.

●
Foreign Investment Risk: Foreign securities tend to be more volatile and less liquid than U.S. securities. Further, foreign securities may be subject to additional risks not associated with investment in U.S. securities due to differences in the economic and political environment, the amount of available public information, the degree of market regulation, and financial reporting, accounting and auditing standards, and, in the case of foreign currency-denominated securities, due to fluctuations in currency exchange rates. Investments in foreign securities may be subject to foreign withholding or other taxes.  Foreign Investment Risk is a non-principal risk of the Touchstone Core Bond Fund.

●
Securities Lending Risk:  The Fund may lose money when it loans portfolio securities if the borrower fails to return the securities and the collateral provided has declined in value and/or the Fund cannot convert the collateral to cash for any reason.  Securities Lending Risk is a non-principal risk of the Touchstone Core Bond Fund.

Fifth Third LifeModel Aggressive FundSM and Touchstone Growth Allocation Fund

Principal Risks of Both Funds

Each Fund’s share price will fluctuate. You could lose money on your investment in each Fund, and each Fund could also return less than other investments.  As with any mutual fund, there is no guarantee that either Fund will achieve its investment goal.  Each Fund is subject to the principal risks listed below.

●
Risks of Fund of Funds Structure: The value of an investment in each Fund is based on the performance of the underlying funds in which it invests and the allocation of its assets among those funds. The underlying funds may change their investment goals, policies or practices and there can be no assurance that the underlying funds will achieve their respective investment goals. Because each Fund invests in mutual funds, it bears a proportionate share of the expenses charged by the underlying funds in which it invests. The principal risks of an investment in each Fund include the principal risks of investing in the underlying funds.  The more each Fund allocates to equity funds, the greater the expected risk.  To the extent that each Fund invests more of its assets in one underlying fund than another, the Fund will have greater exposure to the risks of that underlying fund.  One underlying fund may buy the same security that another underlying fund is selling.  You would indirectly bear the costs of both trades.  In addition, you may receive taxable gains from portfolio transactions by the underlying funds, as well as taxable gains from each Fund’s transactions in shares of the underlying funds.  Each Fund’s ability to achieve its investment goal depends upon the portfolio managers’ skill in selecting the best mix of underlying funds.  There is the risk that portfolio managers’ evaluations and assumptions regarding the underlying funds may be incorrect in view of actual market conditions.

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●
Conflicts of Interest:  Each investment advisor may be subject to potential conflicts of interest in supervising the portfolio manager’s selection of underlying funds because the investment advisor may receive higher fees from certain underlying funds than others. However, each investment advisor is a fiduciary to the respective Fund and is required to act in the Fund’s best interest, including when selecting underlying funds for the Fund.

Each Fund’s underlying funds are expected to be subject to the following principal risks:

●
Call Risk:  During periods of falling interest rates, an issuer may prepay (or “call”) certain debt obligations with high coupon rates prior to maturity. This may cause an underlying fund’s average weighted maturity to fluctuate, and may require an underlying fund to invest the resulting proceeds at lower interest rates. The types of securities that are subject to call risk include mortgage-backed securities and municipal bonds with a term of longer than ten years.

●
Rating Agency Risks:  Ratings represent an NRSRO’s opinion regarding the quality of the security and are not a guarantee of quality. NRSROs may fail to timely update credit ratings in response to subsequent events. In addition, NRSROs are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

●
Credit Risk:  An issuer may be unable to make timely payments of either principal or interest. This may cause the issuer’s securities to decline in value. Credit risk is particularly relevant to those portfolios that invest a significant amount of their assets in junk bonds or lower-rated securities.

●
Debt Securities Risk:  The prices of an underlying fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments.

●
ADR Risk: The risks of ADRs include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

●
Derivatives Risk: Certain of the underlying funds may invest in derivatives, such as futures, options or swap contracts, to pursue their investment goals. The use of such derivatives may expose an underlying fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, including the risk of counterparty default. These additional risks could cause an underlying fund to experience losses to which it would otherwise not be subject. An underlying fund may use derivatives to gain exposure to (or hedge exposure against) a particular market, currency or instrument, to adjust the underlying fund’s duration or attempt to manage interest rate risk, and for certain other purposes consistent with its investment strategy.

●
Equity Securities Risk:  An underlying fund is subject to the risk that stock prices will fall (or rise with respect to short positions) over short or extended periods of time.  Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the underlying fund’s shares.  Conversely, the risk of price increases with respect to securities sold short will also cause a decline in the value of the underlying fund’s shares. These factors contribute to price volatility. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company’s assets in the event of liquidation.

●
Large Cap Risk: Large cap risk is the risk that stocks of larger companies may underperform relative to those of small and mid-sized companies. Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

●
Mid Cap Risk:  An underlying fund is subject to the risk that medium capitalization stocks may underperform other types of stocks or the equity markets as a whole. Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

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●
Small Cap Risk:  An underlying fund is subject to the risk that small capitalization stocks may underperform other types of stocks or the equity markets as a whole. Small cap stock risk is the risk that stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group. In addition, small cap stocks typically are traded in lower volume, and their issuers typically are subject to greater degrees of changes in their earnings and prospects.

●
Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the underlying fund’s investments. These currency movements may happen separately from, or in response to, events that do not otherwise affect the value of the security in the issuer’s home country. There is a risk that foreign securities may not be subject to accounting standards or governmental supervision comparable to U.S. companies and that less public information about their operations may exist. There is risk associated with the clearance and settlement procedures in non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.  Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors. Over-the-counter securities may also be less liquid than exchange-traded securities.

●
Emerging Markets Risk:  Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the underlying fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

●
Interest Rate Risk:  The market value of fixed income investments changes in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise and during periods of rising interest rates, the values of those securities generally fall.  Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk.

●
Investment Style Risk: Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment.  Examples of different investment styles include growth and value investing.  Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential.  Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market.  Growth oriented funds may underperform when value investing is in favor.  Value stocks are those that are undervalued in comparison to their peers due to adverse business developments or other factors.  Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued.  Value oriented funds may underperform when growth investing is in favor.

●
Management Risk: The value of your investment may decrease if the portfolio managers’ judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

●	Market Risk: Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

●
Mortgage-Backed Securities and Asset-Backed Securities Risk:  Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to

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discourage refinancings, with the result that the average life and volatility of a mortgage-backed security will increase and its market price will decrease. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio. In addition, mortgage-backed securities may fluctuate in price based on deterioration in the perceived or actual of the value of the collateral underlying the pool of mortgage loans, typically residential or commercial real estate, which may result in negative amortization or negative equity meaning that the value of the collateral would be worth less than the remaining principal amount owed on the mortgages in the pool.  An underlying fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as additional risks associated with the nature of the assets (credit card receivables, automobile financing loans, etc.) and the servicing of the assets.

●
Sector Focus Risk:  An underlying fund that focuses its investments in the securities of a particular market sector is subject to the risk that adverse circumstances will have a greater impact on that underlying fund than an underlying fund that does not focus its investments in a particular sector. It is possible that economic, business or political developments or other changes affecting one security in the area of focus will affect other securities in that area of focus in the same manner, thereby increasing the risk of such investments.

●
U.S. Government Securities and U.S. Government Agencies Risk: U.S. Government Securities are not guaranteed against price movements due to changing interest rates. Certain securities issued by agencies and instrumentalities of the U.S. Government are backed by the full faith and credit of the U.S. Government, such as securities issued by the Government National Mortgage Association. Others are not insured or guaranteed by the U.S. Government and may be supported only by the issuer’s right to borrow from the U.S. Treasury, subject to certain limits, such as securities issued by Federal Home Loan Banks, or by the credit of the issuing agency and the discretionary authority of the U.S. Government to purchase certain obligations, such as Freddie Mac, Tennessee Valley Authority and Student Loan Marketing Association, or only by the credit of the issuing agency, such as Federal Farm Credit Banks.

Additional Principal Risks of the Touchstone Growth Allocation Fund’s underlying funds:

The Touchstone Growth Allocation Fund’s underlying funds are also expected to be subject to the following principal risks.

●
Non-Diversification Risk:  Certain of the underlying funds are considered non-diversified and can invest a greater portion of their assets in securities of individual issuers than a diversified fund.  As a result, changes in the market value of a single issuer could cause greater fluctuations in the value of underlying fund shares than would occur in an underlying diversified fund.

●
Merger Arbitrage Risk: Investments in companies that are expected to be, or already are, the subject of a publicly announced transaction carry the risk that the proposed or expected transaction may not be completed or may be completed on less favorable terms than originally expected, which may lower performance.

●
Real Estate Investment Trust (“REITs”) Risk:  REITs are pooled investment vehicles that primarily invest in commercial real estate or real estate-related loans. REITs are susceptible to the risks associated with direct ownership of real estate, such as declines in property values, increases in property taxes, operating expenses, rising interest rates or competition, overbuilding, zoning changes, and losses from casualty or condemnation. REITs typically incur fees that are separate from those of an underlying fund. Accordingly, an underlying fund’s investments in REITs will result in the layering of expenses, such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying fund expenses.

●
Short Sales Risk:  When selling a security short, an underlying fund will sell a security it does not own at the then-current market price.  An underlying fund borrows the security to deliver to the buyer and is obligated to buy the security at a later date so it can return the security to the lender.  If a security sold short increases in price, an underlying fund may have to cover its short position at a higher price than the short sale price, resulting in a loss.  To borrow the security, an underlying fund also may be required to pay a premium, which would increase the cost of the security sold short.  The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or

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expenses an underlying fund may be required to pay in connection with the short sale.  In addition, a lender may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice, and an underlying fund may have to buy the securities sold short at an unfavorable price.  If this occurs, any anticipated gain to an underlying fund may be reduced or eliminated or the short sale may result in a loss.  In addition, because an underlying fund’s loss on a short sale arises from increases in the value of the security sold short, such loss is theoretically unlimited.  By contrast, an underlying fund’s loss on a long position arises from decreases in the value of the security and is limited by the fact that a security’s value cannot drop below zero.

Fifth Third LifeModel Moderately Aggressive FundSM and Touchstone Moderate Growth Allocation Fund

Principal Risks of Both Funds

Each Fund’s share price will fluctuate. You could lose money on your investment in each Fund, and each Fund could also return less than other investments.  As with any mutual fund, there is no guarantee that either Fund will achieve its investment goal.  Each Fund is subject to the principal risks listed below.

●
Risks of Fund of Funds Structure: The value of an investment in each Fund is based on the performance of the underlying funds in which it invests and the allocation of its assets among those funds. The underlying funds may change their investment goals, policies or practices and there can be no assurance that the underlying funds will achieve their respective investment goals. Because each Fund invests in mutual funds, it bears a proportionate share of the expenses charged by the underlying funds in which it invests. The principal risks of an investment in each Fund include the principal risks of investing in the underlying funds.  The more each Fund allocates to equity funds, the greater the expected risk.  To the extent that each Fund invests more of its assets in one underlying fund than another, the Fund will have greater exposure to the risks of that underlying fund.  One underlying fund may buy the same security that another underlying fund is selling.  You would indirectly bear the costs of both trades.  In addition, you may receive taxable gains from portfolio transactions by the underlying funds, as well as taxable gains from each Fund’s transactions in shares of the underlying funds.  Each Fund’s ability to achieve its investment goal depends upon the portfolio managers’ skill in selecting the best mix of underlying funds.  There is the risk that investment portfolio managers’ evaluations and assumptions regarding the underlying funds may be incorrect in view of actual market conditions.

●
Conflicts of Interest:  Each investment advisor may be subject to potential conflicts of interest in supervising the portfolio manager’s selection of underlying funds because the investment advisor may receive higher fees from certain underlying funds than others. However, each investment advisor is a fiduciary to the respective Fund and is required to act in the Fund’s best interest, including when selecting underlying funds for the Fund.

Each Fund’s underlying funds are expected to be subject to the following principal risks:

●
Call Risk:  During periods of falling interest rates, an issuer may prepay (or “call”) certain debt obligations with high coupon rates prior to maturity. This may cause an underlying fund’s average weighted maturity to fluctuate, and may require an underlying fund to invest the resulting proceeds at lower interest rates. The types of securities that are subject to call risk include mortgage-backed securities and municipal bonds with a term of longer than ten years.

●
Rating Agency Risk:  Ratings represent an NRSRO’s opinion regarding the quality of the security and are not a guarantee of quality. NRSROs may fail to timely update credit ratings in response to subsequent events. In addition, NRSROs are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

●
Credit Risk:  An issuer may be unable to make timely payments of either principal or interest. This may cause the issuer’s securities to decline in value. Credit risk is particularly relevant to those portfolios that invest a significant amount of their assets in junk bonds or lower-rated securities.

●
Debt Securities Risk:  The prices of an underlying fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments.

●
ADR Risk: The risks of ADRs include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk. Unsponsored ADRs involve additional risks because U.S.

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reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

●
Derivatives Risk: Certain of the underlying funds may invest in derivatives, such as futures, options or swap contracts, to pursue their investment goals. The use of such derivatives may expose an underlying fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, including the risk of counterparty default. These additional risks could cause an underlying fund to experience losses to which it would otherwise not be subject. An underlying fund may use derivatives to gain exposure to (or hedge exposure against) a particular market, currency or instrument, to adjust the underlying fund’s duration or attempt to manage interest rate risk, and for certain other purposes consistent with its investment strategy.

●
Equity Securities Risk:  An underlying fund is subject to the risk that stock prices will fall (or rise with respect to short positions) over short or extended periods of time.  Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the underlying fund’s shares.  Conversely, the risk of price increases with respect to securities sold short will also cause a decline in the value of the underlying fund’s shares. These factors contribute to price volatility. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company’s assets in the event of liquidation.

●
Large Cap Risk: Large cap risk is the risk that stocks of larger companies may underperform relative to those of small and mid-sized companies. Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

●
Mid Cap Risk:  An underlying fund is subject to the risk that medium capitalization stocks may underperform other types of stocks or the equity markets as a whole. Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

●
Small Cap Risk:  An underlying fund is subject to the risk that small capitalization stocks may underperform other types of stocks or the equity markets as a whole. Small cap stock risk is the risk that stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group. In addition, small cap stocks typically are traded in lower volume, and their issuers typically are subject to greater degrees of changes in their earnings and prospects.

●
Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the underlying fund’s investments. These currency movements may happen separately from, or in response to, events that do not otherwise affect the value of the security in the issuer’s home country. There is a risk that foreign securities may not be subject to accounting standards or governmental supervision comparable to U.S. companies and that less public information about their operations may exist. There is risk associated with the clearance and settlement procedures in non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.  Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors. Over-the-counter securities may also be less liquid than exchange-traded securities.

●
Emerging Markets Risk:  Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the underlying fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

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●
High Yield Risk: Non-investment grade debt securities are sometimes referred to as “junk bonds” and are considered speculative with respect to their issuers’ ability to make payments of interest and principal. There is a high risk that an underlying fund could suffer a loss from investments in non-investment grade debt securities caused by the default of an issuer of such securities. Part of the reason for this high risk is that, in the event of a default or bankruptcy, holders of non-investment grade debt securities generally will not receive payments until the holders of all other debt have been paid. In addition, the market for non-investment grade debt securities has, in the past, had more frequent and larger price changes than the markets for other securities. Non-investment grade debt securities can also be more difficult to sell for good value.

●
Interest Rate Risk:  The market value of fixed income investments changes in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise and during periods of rising interest rates, the values of those securities generally fall.  Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk.

●
Investment Style Risk: Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment.  Examples of different investment styles include growth and value investing.  Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential.  Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market.  Growth oriented funds may underperform when value investing is in favor.  Value stocks are those that are undervalued in comparison to their peers due to adverse business developments or other factors.  Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued.  Value oriented funds may underperform when growth investing is in favor.

●
Management Risk: The value of your investment may decrease if the portfolio managers’ judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

●	Market Risk: Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

●
Mortgage-Backed Securities and Asset-Backed Securities Risk:  Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of a mortgage-backed security will increase and its market price will decrease. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio. In addition, mortgage-backed securities may fluctuate in price based on deterioration in the perceived or actual of the value of the collateral underlying the pool of mortgage loans, typically residential or commercial real estate, which may result in negative amortization or negative equity meaning that the value of the collateral would be worth less than the remaining principal amount owed on the mortgages in the pool.  An underlying fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as additional risks associated with the nature of the assets (credit card receivables, automobile financing loans, etc.) and the servicing of the assets.

●
Sector Focus Risk:  An underlying fund that focuses its investments in the securities of a particular market sector is subject to the risk that adverse circumstances will have a greater impact on that underlying fund than an underlying fund that does not focus its investments in a particular sector. It is possible that economic, business or political developments or other changes affecting one security in the area of focus will affect other securities in that area of focus in the same manner, thereby increasing the risk of such investments.

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●
U.S. Government Securities and U.S. Government Agencies Risk: U.S. Government Securities are not guaranteed against price movements due to changing interest rates. Certain securities issued by agencies and instrumentalities of the U.S. Government are backed by the full faith and credit of the U.S. Government, such as securities issued by the Government National Mortgage Association. Others are not insured or guaranteed by the U.S. Government and may be supported only by the issuer’s right to borrow from the U.S. Treasury, subject to certain limits, such as securities issued by Federal Home Loan Banks, or by the credit of the issuing agency and the discretionary authority of the U.S. Government to purchase certain obligations, such as Freddie Mac, Tennessee Valley Authority and Student Loan Marketing Association, or only by the credit of the issuing agency, such as Federal Farm Credit Banks.

Additional Principal Risks of the Touchstone Moderate Growth Allocation Fund’s underlying funds:

The Touchstone Moderate Growth Allocation Fund’s underlying funds are expected to be subject to the following additional principal risks.

●
Non-Diversification Risk:  Certain of the underlying funds are considered non-diversified and can invest a greater portion of their assets in securities of individual issuers than a diversified fund.  As a result, changes in the market value of a single issuer could cause greater fluctuations in the value of underlying fund shares than would occur in an underlying diversified fund.

●
Merger Arbitrage Risk: Investments in companies that are expected to be, or already are, the subject of a publicly announced transaction carry the risk that the proposed or expected transaction may not be completed or may be completed on less favorable terms than originally expected, which may lower performance.

●
REITs Risk:  REITs are pooled investment vehicles that primarily invest in commercial real estate or real estate-related loans. REITs are susceptible to the risks associated with direct ownership of real estate, such as declines in property values, increases in property taxes, operating expenses, rising interest rates or competition, overbuilding, zoning changes, and losses from casualty or condemnation. REITs typically incur fees that are separate from those of an underlying fund. Accordingly, an underlying fund’s investments in REITs will result in the layering of expenses, such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying fund expenses.

●
Short Sales Risk:  When selling a security short, an underlying fund will sell a security it does not own at the then-current market price.  An underlying fund borrows the security to deliver to the buyer and is obligated to buy the security at a later date so it can return the security to the lender.  If a security sold short increases in price, an underlying fund may have to cover its short position at a higher price than the short sale price, resulting in a loss.  To borrow the security, an underlying fund also may be required to pay a premium, which would increase the cost of the security sold short.  The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses an underlying fund may be required to pay in connection with the short sale.  In addition, a lender may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice, and an underlying fund may have to buy the securities sold short at an unfavorable price.  If this occurs, any anticipated gain to an underlying fund may be reduced or eliminated or the short sale may result in a loss.  In addition, because an underlying fund’s loss on a short sale arises from increases in the value of the security sold short, such loss is theoretically unlimited.  By contrast, an underlying fund’s loss on a long position arises from decreases in the value of the security and is limited by the fact that a security’s value cannot drop below zero.

Fifth Third LifeModel Moderate FundSM and Touchstone Balanced Allocation Fund

Principal Risks of Both Funds

Each Fund’s share price will fluctuate. You could lose money on your investment in each Fund, and each Fund could also return less than other investments.  As with any mutual fund, there is no guarantee that either Fund will achieve its investment goal.  Each Fund is subject to the principal risks listed below.

●
Risks of Fund of Funds Structure: The value of an investment in each Fund is based on the performance of the underlying funds in which it invests and the allocation of its assets among those funds. The underlying funds may change their investment goals, policies or practices and there can be no assurance that the underlying funds will achieve their respective investment goals. Because each Fund invests in mutual

132

funds, it bears a proportionate share of the expenses charged by the underlying funds in which it invests. The principal risks of an investment in each Fund include the principal risks of investing in the underlying funds.  The more each Fund allocates to equity funds, the greater the expected risk.  To the extent that each Fund invests more of its assets in one underlying fund than another, the Fund will have greater exposure to the risks of that underlying fund.  One underlying fund may buy the same security that another underlying fund is selling.  You would indirectly bear the costs of both trades.  In addition, you may receive taxable gains from portfolio transactions by the underlying funds, as well as taxable gains from each Fund’s transactions in shares of the underlying funds.  Each Fund’s ability to achieve its investment goal depends upon the portfolio managers’ skill in selecting the best mix of underlying funds.  There is the risk that investment portfolio managers’ evaluations and assumptions regarding the underlying funds may be incorrect in view of actual market conditions.

●
Conflicts of Interest:  Each investment advisor may be subject to potential conflicts of interest in supervising the portfolio manager’s selection of underlying funds because the investment advisor may receive higher fees from certain underlying funds than others. However, each investment advisor is a fiduciary to the respective Fund and is required to act in the Fund’s best interest, including when selecting underlying funds for the Fund.

Each Fund’s underlying funds are expected to be subject to the following principal risks:

●
Call Risk:  During periods of falling interest rates, an issuer may prepay (or “call”) certain debt obligations with high coupon rates prior to maturity. This may cause an underlying fund’s average weighted maturity to fluctuate, and may require an underlying fund to invest the resulting proceeds at lower interest rates. The types of securities that are subject to call risk include mortgage-backed securities and municipal bonds with a term of longer than ten years.

●
Rating Agency Risks:  Ratings represent an NRSRO’s opinion regarding the quality of the security and are not a guarantee of quality. NRSROs may fail to timely update credit ratings in response to subsequent events. In addition, NRSROs are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

●
Credit Risk:  An issuer may be unable to make timely payments of either principal or interest. This may cause the issuer’s securities to decline in value. Credit risk is particularly relevant to those portfolios that invest a significant amount of their assets in junk bonds or lower-rated securities.

●
Debt Securities Risk:  The prices of an underlying fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments.

●
ADR Risk: The risks of ADRs include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

●
Derivatives Risk: Certain of the underlying funds may invest in derivatives, such as futures, options or swap contracts, to pursue their investment goals. The use of such derivatives may expose an underlying fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, including the risk of counterparty default. These additional risks could cause an underlying fund to experience losses to which it would otherwise not be subject. An underlying fund may use derivatives to gain exposure to (or hedge exposure against) a particular market, currency or instrument, to adjust the underlying fund’s duration or attempt to manage interest rate risk, and for certain other purposes consistent with its investment strategy.

●
Equity Securities Risk:  An underlying fund is subject to the risk that stock prices will fall (or rise with respect to short positions) over short or extended periods of time.  Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the underlying fund’s shares.  Conversely, the risk of price increases with respect to securities sold short will also cause a decline in the value of the underlying fund’s shares. These factors contribute to price volatility. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company’s assets in the event of liquidation.

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●
Large Cap Risk: Large cap risk is the risk that stocks of larger companies may underperform relative to those of small and mid-sized companies. Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

●
Mid Cap Risk:  An underlying fund is subject to the risk that medium capitalization stocks may underperform other types of stocks or the equity markets as a whole. Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

●
Small Cap Risk:  An underlying fund is subject to the risk that small capitalization stocks may underperform other types of stocks or the equity markets as a whole. Small cap stock risk is the risk that stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group. In addition, small cap stocks typically are traded in lower volume, and their issuers typically are subject to greater degrees of changes in their earnings and prospects.

●
Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the underlying fund’s investments. These currency movements may happen separately from, or in response to, events that do not otherwise affect the value of the security in the issuer’s home country. There is a risk that foreign securities may not be subject to accounting standards or governmental supervision comparable to U.S. companies and that less public information about their operations may exist. There is risk associated with the clearance and settlement procedures in non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.  Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors. Over-the-counter securities may also be less liquid than exchange-traded securities.

●
Emerging Markets Risk:  Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the underlying fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

●
High Yield Risk: Non-investment grade debt securities are sometimes referred to as “junk bonds” and are considered speculative with respect to their issuers’ ability to make payments of interest and principal. There is a high risk that an underlying fund could suffer a loss from investments in non-investment grade debt securities caused by the default of an issuer of such securities. Part of the reason for this high risk is that, in the event of a default or bankruptcy, holders of non-investment grade debt securities generally will not receive payments until the holders of all other debt have been paid. In addition, the market for non-investment grade debt securities has, in the past, had more frequent and larger price changes than the markets for other securities. Non-investment grade debt securities can also be more difficult to sell for good value.

●
Interest Rate Risk:  The market value of fixed income investments changes in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise and during periods of rising interest rates, the values of those securities generally fall.  Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk.

●
Investment Style Risk: Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment.  Examples of different investment styles include growth and value investing.  Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential.  Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may

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lack the dividends of some value stocks that can cushion stock prices in a falling market.  Growth oriented funds may underperform when value investing is in favor.  Value stocks are those that are undervalued in comparison to their peers due to adverse business developments or other factors.  Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued.  Value oriented funds may underperform when growth investing is in favor.

●
Management Risk: The value of your investment may decrease if the portfolio managers’ judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

●	Market Risk: Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

●
Mortgage-Backed Securities and Asset-Backed Securities Risk:  Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of a mortgage-backed security will increase and its market price will decrease. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio. In addition, mortgage-backed securities may fluctuate in price based on deterioration in the perceived or actual of the value of the collateral underlying the pool of mortgage loans, typically residential or commercial real estate, which may result in negative amortization or negative equity meaning that the value of the collateral would be worth less than the remaining principal amount owed on the mortgages in the pool.  An underlying fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as additional risks associated with the nature of the assets (credit card receivables, automobile financing loans, etc.) and the servicing of the assets.

●
Sector Focus Risk:  An underlying fund that focuses its investments in the securities of a particular market sector is subject to the risk that adverse circumstances will have a greater impact on that underlying fund than an underlying fund that does not focus its investments in a particular sector. It is possible that economic, business or political developments or other changes affecting one security in the area of focus will affect other securities in that area of focus in the same manner, thereby increasing the risk of such investments.

●
U.S. Government Securities and U.S. Government Agencies Risk: U.S. Government Securities are not guaranteed against price movements due to changing interest rates. Certain securities issued by agencies and instrumentalities of the U.S. Government are backed by the full faith and credit of the U.S. Government, such as securities issued by the Government National Mortgage Association. Others are not insured or guaranteed by the U.S. Government and may be supported only by the issuer’s right to borrow from the U.S. Treasury, subject to certain limits, such as securities issued by Federal Home Loan Banks, or by the credit of the issuing agency and the discretionary authority of the U.S. Government to purchase certain obligations, such as Freddie Mac, Tennessee Valley Authority and Student Loan Marketing Association, or only by the credit of the issuing agency, such as Federal Farm Credit Banks.

Additional Principal Risks of the Touchstone Balanced Allocation Fund’s underlying funds:

The Touchstone Balanced Allocation Fund’s underlying funds are expected to be subject to the following additional principal risks.

●
Non-Diversification Risk:  Certain of the underlying funds are considered non-diversified and can invest a greater portion of their assets in securities of individual issuers than a diversified fund.  As a result, changes in the market value of a single issuer could cause greater fluctuations in the value of underlying fund shares than would occur in an underlying diversified fund.

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●
Merger Arbitrage Risk: Investments in companies that are expected to be, or already are, the subject of a publicly announced transaction carry the risk that the proposed or expected transaction may not be completed or may be completed on less favorable terms than originally expected, which may lower performance.

●
REITs Risk:  REITs are pooled investment vehicles that primarily invest in commercial real estate or real estate-related loans. REITs are susceptible to the risks associated with direct ownership of real estate, such as declines in property values, increases in property taxes, operating expenses, rising interest rates or competition, overbuilding, zoning changes, and losses from casualty or condemnation. REITs typically incur fees that are separate from those of an underlying fund. Accordingly, an underlying fund’s investments in REITs will result in the layering of expenses, such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying fund expenses.

●
Short Sales Risk:  When selling a security short, an underlying fund will sell a security it does not own at the then-current market price.  An underlying fund borrows the security to deliver to the buyer and is obligated to buy the security at a later date so it can return the security to the lender.  If a security sold short increases in price, an underlying fund may have to cover its short position at a higher price than the short sale price, resulting in a loss.  To borrow the security, an underlying fund also may be required to pay a premium, which would increase the cost of the security sold short.  The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses an underlying fund may be required to pay in connection with the short sale.  In addition, a lender may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice, and an underlying fund may have to buy the securities sold short at an unfavorable price.  If this occurs, any anticipated gain to an underlying fund may be reduced or eliminated or the short sale may result in a loss.  In addition, because an underlying fund’s loss on a short sale arises from increases in the value of the security sold short, such loss is theoretically unlimited.  By contrast, an underlying fund’s loss on a long position arises from decreases in the value of the security and is limited by the fact that a security’s value cannot drop below zero.

Fifth Third LifeModel Moderately Conservative FundSM and Touchstone Conservative Allocation Fund

Principal Risks of Both Funds

Each Fund’s share price will fluctuate. You could lose money on your investment in each Fund, and each Fund could also return less than other investments.  As with any mutual fund, there is no guarantee that either Fund will achieve its investment goal.  Each Fund is subject to the principal risks listed below.

●
Risks of Fund of Funds Structure: The value of an investment in each Fund is based on the performance of the underlying funds in which it invests and the allocation of its assets among those funds. The underlying funds may change their investment goals, policies or practices and there can be no assurance that the underlying funds will achieve their respective investment goals. Because each Fund invests in mutual funds, it bears a proportionate share of the expenses charged by the underlying funds in which it invests. The principal risks of an investment in each Fund include the principal risks of investing in the underlying funds.  The more each Fund allocates to equity funds, the greater the expected risk.  To the extent that each Fund invests more of its assets in one underlying fund than another, the Fund will have greater exposure to the risks of that underlying fund.  One underlying fund may buy the same security that another underlying fund is selling.  You would indirectly bear the costs of both trades.  In addition, you may receive taxable gains from portfolio transactions by the underlying funds, as well as taxable gains from each Fund’s transactions in shares of the underlying funds.  Each Fund’s ability to achieve its investment goal depends upon the portfolio managers’ skill in selecting the best mix of underlying funds.  There is the risk that investment portfolio managers’ evaluations and assumptions regarding the underlying funds may be incorrect in view of actual market conditions.

●
Conflicts of Interest:  Each investment advisor may be subject to potential conflicts of interest in supervising the portfolio manager’s selection of underlying funds because the investment advisor may receive higher fees from certain underlying funds than others. However, each investment advisor is a fiduciary to the respective Fund and is required to act in the Fund’s best interest, including when selecting underlying funds for the Fund.

136

Each Fund’s underlying funds are expected to be subject to the following principal risks:

●
Call Risk:  During periods of falling interest rates, an issuer may prepay (or “call”) certain debt obligations with high coupon rates prior to maturity. This may cause an underlying fund’s average weighted maturity to fluctuate, and may require an underlying fund to invest the resulting proceeds at lower interest rates. The types of securities that are subject to call risk include mortgage-backed securities and municipal bonds with a term of longer than ten years.

●
Rating Agency Risk:  Ratings represent an NRSRO’s opinion regarding the quality of the security and are not a guarantee of quality. NRSROs may fail to timely update credit ratings in response to subsequent events. In addition, NRSROs are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

●
Credit Risk:  An issuer may be unable to make timely payments of either principal or interest. This may cause the issuer’s securities to decline in value. Credit risk is particularly relevant to those portfolios that invest a significant amount of their assets in junk bonds or lower-rated securities.

●
Debt Securities Risk:  The prices of an underlying fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments.

●
ADR Risk: The risks of ADRs include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

●
Derivatives Risk: Certain of the underlying funds may invest in derivatives, such as futures, options or swap contracts, to pursue their investment goals. The use of such derivatives may expose an underlying fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, including the risk of counterparty default. These additional risks could cause an underlying fund to experience losses to which it would otherwise not be subject. An underlying fund may use derivatives to gain exposure to (or hedge exposure against) a particular market, currency or instrument, to adjust the underlying fund’s duration or attempt to manage interest rate risk, and for certain other purposes consistent with its investment strategy.

●
Equity Securities Risk:  An underlying fund is subject to the risk that stock prices will fall (or rise with respect to short positions) over short or extended periods of time.  Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the underlying fund’s shares.  Conversely, the risk of price increases with respect to securities sold short will also cause a decline in the value of the underlying fund’s shares. These factors contribute to price volatility. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company’s assets in the event of liquidation.

●
Large Cap Risk: Large cap risk is the risk that stocks of larger companies may underperform relative to those of small and mid-sized companies. Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

●
Mid Cap Risk:  An underlying fund is subject to the risk that medium capitalization stocks may underperform other types of stocks or the equity markets as a whole. Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

●
Small Cap Risk:  An underlying fund is subject to the risk that small capitalization stocks may underperform other types of stocks or the equity markets as a whole. Small cap stock risk is the risk that stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group. In addition, small cap stocks typically are traded in lower volume, and their issuers typically are subject to greater degrees of changes in their earnings and prospects.

137

●
Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the underlying fund’s investments. These currency movements may happen separately from, or in response to, events that do not otherwise affect the value of the security in the issuer’s home country. There is a risk that foreign securities may not be subject to accounting standards or governmental supervision comparable to U.S. companies and that less public information about their operations may exist. There is risk associated with the clearance and settlement procedures in non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.  Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors. Over-the-counter securities may also be less liquid than exchange-traded securities.

●
Emerging Markets Risk:  Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the underlying fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

●
High Yield Risk: Non-investment grade debt securities are sometimes referred to as “junk bonds” and are considered speculative with respect to their issuers’ ability to make payments of interest and principal. There is a high risk that an underlying fund could suffer a loss from investments in non-investment grade debt securities caused by the default of an issuer of such securities. Part of the reason for this high risk is that, in the event of a default or bankruptcy, holders of non-investment grade debt securities generally will not receive payments until the holders of all other debt have been paid. In addition, the market for non-investment grade debt securities has, in the past, had more frequent and larger price changes than the markets for other securities. Non-investment grade debt securities can also be more difficult to sell for good value.

●
Interest Rate Risk:  The market value of fixed income investments changes in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise and during periods of rising interest rates, the values of those securities generally fall.  Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk.

●
Investment Style Risk: Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment.  Examples of different investment styles include growth and value investing.  Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential.  Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market.  Growth oriented funds may underperform when value investing is in favor.  Value stocks are those that are undervalued in comparison to their peers due to adverse business developments or other factors.  Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued.  Value oriented funds may underperform when growth investing is in favor.

●
Management Risk: The value of your investment may decrease if the portfolio managers’ judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

●	Market Risk: Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

●
Mortgage-Backed Securities and Asset-Backed Securities Risk:  Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising

138

interest rates tend to discourage refinancings, with the result that the average life and volatility of a mortgage-backed security will increase and its market price will decrease. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio. In addition, mortgage-backed securities may fluctuate in price based on deterioration in the perceived or actual of the value of the collateral underlying the pool of mortgage loans, typically residential or commercial real estate, which may result in negative amortization or negative equity meaning that the value of the collateral would be worth less than the remaining principal amount owed on the mortgages in the pool.  An underlying fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as additional risks associated with the nature of the assets (credit card receivables, automobile financing loans, etc.) and the servicing of the assets.

●
Sector Focus Risk:  An underlying fund that focuses its investments in the securities of a particular market sector is subject to the risk that adverse circumstances will have a greater impact on that underlying fund than an underlying fund that does not focus its investments in a particular sector. It is possible that economic, business or political developments or other changes affecting one security in the area of focus will affect other securities in that area of focus in the same manner, thereby increasing the risk of such investments.

●
U.S. Government Securities and U.S. Government Agencies Risk: U.S. Government Securities are not guaranteed against price movements due to changing interest rates. Certain securities issued by agencies and instrumentalities of the U.S. Government are backed by the full faith and credit of the U.S. Government, such as securities issued by the Government National Mortgage Association. Others are not insured or guaranteed by the U.S. Government and may be supported only by the issuer’s right to borrow from the U.S. Treasury, subject to certain limits, such as securities issued by Federal Home Loan Banks, or by the credit of the issuing agency and the discretionary authority of the U.S. Government to purchase certain obligations, such as Freddie Mac, Tennessee Valley Authority and Student Loan Marketing Association, or only by the credit of the issuing agency, such as Federal Farm Credit Banks.

Additional Principal Risks of the Touchstone Conservative Allocation Fund’s underlying funds:

The Touchstone Conservative Allocation Fund’s underlying funds are expected to be subject to the following additional principal risks.

●
Non-Diversification Risk:  Certain of the underlying funds are considered non-diversified and can invest a greater portion of their assets in securities of individual issuers than a diversified fund.  As a result, changes in the market value of a single issuer could cause greater fluctuations in the value of underlying fund shares than would occur in an underlying diversified fund.

●
Merger Arbitrage Risk: Investments in companies that are expected to be, or already are, the subject of a publicly announced transaction carry the risk that the proposed or expected transaction may not be completed or may be completed on less favorable terms than originally expected, which may lower performance.

●
REITs Risk:  REITs are pooled investment vehicles that primarily invest in commercial real estate or real estate-related loans. REITs are susceptible to the risks associated with direct ownership of real estate, such as declines in property values, increases in property taxes, operating expenses, rising interest rates or competition, overbuilding, zoning changes, and losses from casualty or condemnation. REITs typically incur fees that are separate from those of an underlying fund. Accordingly, an underlying fund’s investments in REITs will result in the layering of expenses, such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying fund expenses.

●
Short Sales Risk:  When selling a security short, an underlying fund will sell a security it does not own at the then-current market price.  An underlying fund borrows the security to deliver to the buyer and is obligated to buy the security at a later date so it can return the security to the lender.  If a security sold short increases in price, an underlying fund may have to cover its short position at a higher price than the short sale price, resulting in a loss.  To borrow the security, an underlying fund also may be required to pay a premium, which would increase the cost of the security sold short.  The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses an underlying fund may

139

be required to pay in connection with the short sale.  In addition, a lender may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice, and an underlying fund may have to buy the securities sold short at an unfavorable price.  If this occurs, any anticipated gain to an underlying fund may be reduced or eliminated or the short sale may result in a loss.  In addition, because an underlying fund’s loss on a short sale arises from increases in the value of the security sold short, such loss is theoretically unlimited.  By contrast, an underlying fund’s loss on a long position arises from decreases in the value of the security and is limited by the fact that a security’s value cannot drop below zero.

Fifth Third LifeModel Conservative FundSM and Touchstone Conservative Allocation Fund

Principal Risks of Both Funds

Each Fund’s share price will fluctuate. You could lose money on your investment in each Fund, and each Fund could also return less than other investments.  As with any mutual fund, there is no guarantee that either Fund will achieve its investment goal.  Each Fund is subject to the principal risks listed below.

●
Risks of Fund of Funds Structure: The value of an investment in each Fund is based on the performance of the underlying funds in which it invests and the allocation of its assets among those funds. The underlying funds may change their investment goals, policies or practices and there can be no assurance that the underlying funds will achieve their respective investment goals. Because each Fund invests in mutual funds, it bears a proportionate share of the expenses charged by the underlying funds in which it invests. The principal risks of an investment in each Fund include the principal risks of investing in the underlying funds.  The more each Fund allocates to equity funds, the greater the expected risk.  To the extent that each Fund invests more of its assets in one underlying fund than another, the Fund will have greater exposure to the risks of that underlying fund.  One underlying fund may buy the same security that another underlying fund is selling.  You would indirectly bear the costs of both trades.  In addition, you may receive taxable gains from portfolio transactions by the underlying funds, as well as taxable gains from each Fund’s transactions in shares of the underlying funds.  Each Fund’s ability to achieve its investment goal depends upon the portfolio managers’ skill in selecting the best mix of underlying funds.  There is the risk that investment portfolio managers’ evaluations and assumptions regarding the underlying funds may be incorrect in view of actual market conditions.

●
Conflicts of Interest:  Each investment advisor may be subject to potential conflicts of interest in supervising the portfolio manager’s selection of underlying funds because the investment advisor may receive higher fees from certain underlying funds than others. However, each investment advisor is a fiduciary to the respective Fund and is required to act in the Fund’s best interest, including when selecting underlying funds for the Fund.

Each Fund’s underlying funds are expected to be subject to the following principal risks:

●
Call Risk:  During periods of falling interest rates, an issuer may prepay (or “call”) certain debt obligations with high coupon rates prior to maturity. This may cause an underlying fund’s average weighted maturity to fluctuate, and may require an underlying fund to invest the resulting proceeds at lower interest rates. The types of securities that are subject to call risk include mortgage-backed securities and municipal bonds with a term of longer than ten years.

●
Rating Agency Risk:  Ratings represent an NRSRO’s opinion regarding the quality of the security and are not a guarantee of quality. NRSROs may fail to timely update credit ratings in response to subsequent events. In addition, NRSROs are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

●
Credit Risk:  An issuer may be unable to make timely payments of either principal or interest. This may cause the issuer’s securities to decline in value. Credit risk is particularly relevant to those portfolios that invest a significant amount of their assets in junk bonds or lower-rated securities.

●
Debt Securities Risk:  The prices of an underlying fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments.

●
ADR Risk: The risks of ADRs include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

140

●
Derivatives Risk: Certain of the underlying funds may invest in derivatives, such as futures, options or swap contracts, to pursue their investment goals. The use of such derivatives may expose an underlying fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, including the risk of counterparty default. These additional risks could cause an underlying fund to experience losses to which it would otherwise not be subject. An underlying fund may use derivatives to gain exposure to (or hedge exposure against) a particular market, currency or instrument, to adjust the underlying fund’s duration or attempt to manage interest rate risk, and for certain other purposes consistent with its investment strategy.

●
Equity Securities Risk:  An underlying fund is subject to the risk that stock prices will fall (or rise with respect to short positions) over short or extended periods of time.  Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the underlying fund’s shares.  Conversely, the risk of price increases with respect to securities sold short will also cause a decline in the value of the underlying fund’s shares. These factors contribute to price volatility. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company’s assets in the event of liquidation.

●
Large Cap Risk: Large cap risk is the risk that stocks of larger companies may underperform relative to those of small and mid-sized companies. Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

●
Mid Cap Risk:  An underlying fund is subject to the risk that medium capitalization stocks may underperform other types of stocks or the equity markets as a whole. Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

●
Small Cap Risk:  An underlying fund is subject to the risk that small capitalization stocks may underperform other types of stocks or the equity markets as a whole. Small cap stock risk is the risk that stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group. In addition, small cap stocks typically are traded in lower volume, and their issuers typically are subject to greater degrees of changes in their earnings and prospects.

●
Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the underlying fund’s investments. These currency movements may happen separately from, or in response to, events that do not otherwise affect the value of the security in the issuer’s home country. There is a risk that foreign securities may not be subject to accounting standards or governmental supervision comparable to U.S. companies and that less public information about their operations may exist. There is risk associated with the clearance and settlement procedures in non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.  Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors. Over-the-counter securities may also be less liquid than exchange-traded securities.

●
Emerging Markets Risk:  Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the underlying fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

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High Yield Risk: Non-investment grade debt securities are sometimes referred to as “junk bonds” and are considered speculative with respect to their issuers’ ability to make payments of interest and principal. There is a high risk that an underlying fund could suffer a loss from investments in non-investment grade debt securities caused by the default of an issuer of such securities. Part of the reason for this high risk is that, in the event of a default or bankruptcy, holders of non-investment grade debt securities generally will not receive payments until the holders of all other debt have been paid. In addition, the market for non-investment grade debt securities has, in the past, had more frequent and larger price changes than the markets for other securities. Non-investment grade debt securities can also be more difficult to sell for good value.

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Interest Rate Risk:  The market value of fixed income investments changes in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise and during periods of rising interest rates, the values of those securities generally fall.  Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk.

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Investment Style Risk: Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment.  Examples of different investment styles include growth and value investing.  Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential.  Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market.  Growth oriented funds may underperform when value investing is in favor.  Value stocks are those that are undervalued in comparison to their peers due to adverse business developments or other factors.  Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued.  Value oriented funds may underperform when growth investing is in favor.

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Management Risk: The value of your investment may decrease if the portfolio managers’ judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

●	Market Risk: Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

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Mortgage-Backed Securities and Asset-Backed Securities Risk:  Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of a mortgage-backed security will increase and its market price will decrease. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio. In addition, mortgage-backed securities may fluctuate in price based on deterioration in the perceived or actual of the value of the collateral underlying the pool of mortgage loans, typically residential or commercial real estate, which may result in negative amortization or negative equity meaning that the value of the collateral would be worth less than the remaining principal amount owed on the mortgages in the pool.  An underlying fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as additional risks associated with the nature of the assets (credit card receivables, automobile financing loans, etc.) and the servicing of the assets.

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Sector Focus Risk:  An underlying fund that focuses its investments in the securities of a particular market sector is subject to the risk that adverse circumstances will have a greater impact on that underlying fund than an underlying fund that does not focus its investments in a particular sector. It is possible that economic, business or political developments or other changes affecting one security in the area of focus will affect other securities in that area of focus in the same manner, thereby increasing the risk of such investments.

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U.S. Government Securities and U.S. Government Agencies Risk: U.S. Government Securities are not guaranteed against price movements due to changing interest rates. Certain securities issued by agencies and instrumentalities of the U.S. Government are backed by the full faith and credit of the U.S. Government, such as securities issued by the Government National Mortgage Association. Others are not insured or guaranteed by the U.S. Government and may be supported only by the issuer’s right to borrow from the U.S. Treasury, subject to certain limits, such as securities issued by Federal Home Loan Banks, or by the credit of the issuing agency and the discretionary authority of the U.S. Government to purchase certain obligations, such as Freddie Mac, Tennessee Valley Authority and Student Loan Marketing Association, or only by the credit of the issuing agency, such as Federal Farm Credit Banks.

Additional Principal Risks of the Touchstone Conservative Allocation Fund’s underlying funds:

The Touchstone Conservative Allocation Fund’s underlying funds are expected to be subject to the following additional principal risks.

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Non-Diversification Risk:  Certain of the underlying funds are considered non-diversified and can invest a greater portion of their assets in securities of individual issuers than a diversified fund.  As a result, changes in the market value of a single issuer could cause greater fluctuations in the value of underlying fund shares than would occur in an underlying diversified fund.

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Merger Arbitrage Risk: Investments in companies that are expected to be, or already are, the subject of a publicly announced transaction carry the risk that the proposed or expected transaction may not be completed or may be completed on less favorable terms than originally expected, which may lower performance.

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REITs Risk:  REITs are pooled investment vehicles that primarily invest in commercial real estate or real estate-related loans. REITs are susceptible to the risks associated with direct ownership of real estate, such as declines in property values, increases in property taxes, operating expenses, rising interest rates or competition, overbuilding, zoning changes, and losses from casualty or condemnation. REITs typically incur fees that are separate from those of an underlying fund. Accordingly, an underlying fund’s investments in REITs will result in the layering of expenses, such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying fund expenses.

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Short Sales Risk:  When selling a security short, an underlying fund will sell a security it does not own at the then-current market price.  An underlying fund borrows the security to deliver to the buyer and is obligated to buy the security at a later date so it can return the security to the lender.  If a security sold short increases in price, an underlying fund may have to cover its short position at a higher price than the short sale price, resulting in a loss.  To borrow the security, an underlying fund also may be required to pay a premium, which would increase the cost of the security sold short.  The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses an underlying fund may be required to pay in connection with the short sale.  In addition, a lender may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice, and an underlying fund may have to buy the securities sold short at an unfavorable price.  If this occurs, any anticipated gain to an underlying fund may be reduced or eliminated or the short sale may result in a loss.  In addition, because an underlying fund’s loss on a short sale arises from increases in the value of the security sold short, such loss is theoretically unlimited.  By contrast, an underlying fund’s loss on a long position arises from decreases in the value of the security and is limited by the fact that a security’s value cannot drop below zero.

Fifth Third Micro Cap Value Fund and the Touchstone Micro Cap Value Fund

Principal Risks of Both Funds

Each Fund’s share price will fluctuate. You could lose money on your investment in each Fund, and each Fund could also return less than other investments.  As with any mutual fund, there is no guarantee that either Fund will achieve its investment goal.  Each Fund is subject to the principal risks listed below.

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Equity Securities Risk:  Each Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or

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economic trends and developments. The prices of securities issued by these companies may suffer a decline in response to such developments which could result in a decline in the value of each Fund’s shares.

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Convertible Securities Risk:  Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying security.

●
Micro Cap Risk: Micro-capitalization companies are substantially riskier than investments in larger, more established companies. The stocks of micro-capitalization companies are less stable in price and less liquid than the stocks of larger companies.

●
Value Investing Risk: A value-oriented investment approach is subject to the risk that a security believed to be undervalued does not appreciate in value as anticipated or experiences a decline in value. Value oriented funds may underperform when growth investing is in favor.

●
Management Risk: The value of your investment may decrease if the portfolio managers’ judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

●	Market Risk: Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

●
Foreign Securities Risk:  Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers.  These events will not necessarily affect the U.S. economy or similar issuers located in the United States.  In addition, investments in foreign securities are generally denominated in foreign currency.  As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of each Fund’s investments.  These currency movements may happen separately from, or in response to, events that do not otherwise affect the value of the security in the issuer’s home country.  There is a risk that foreign securities may not be subject to accounting standards or governmental supervision comparable to U.S. companies and that less public information about their operations may exist.  There is risk associated with the clearance and settlement procedures in non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.  Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors. Over-the-counter securities may also be less liquid than exchange-traded securities.

Additional Principal Risks of the Fifth Third Micro Cap Value Fund

The Fifth Third Micro Cap Value Fund is also subject to Securities Lending Risk, which is described below.

●
Securities Lending Risk:  The Fund may lose money when it loans portfolio securities if the borrower fails to return the securities and the collateral provided has declined in value and/or the Fund cannot convert the collateral to cash for any reason.  Securities Lending Risk is a non-principal risk of the Touchstone Micro Cap Value Fund.

Fifth Third Small Cap Value and Touchstone Small Company Value Fund

Principal Risks of Both Funds

Each Fund’s share price will fluctuate. You could lose money on your investment in each Fund, and each Fund could also return less than other investments.  As with any mutual fund, there is no guarantee that either Fund will achieve its investment goal.  Each Fund is subject to the principal risks listed below.

●
Equity Securities Risk:  Each Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may suffer a decline in response to such developments which could result in a decline in the value of each Fund’s shares.

●
Small Cap Risk: Each Fund is subject to the risk that small capitalization stocks may underperform other types of stocks or the equity markets as a whole. Small cap stock risk is the risk that stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group. In addition, small cap stocks typically are

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traded in lower volume, and their issuers typically are subject to greater degrees of changes in their earnings and prospects.

●
Value Investing Risk: A value-oriented investment approach is subject to the risk that a security believed to be undervalued does not appreciate in value as anticipated or experiences a decline in value. Value oriented funds may underperform when growth investing is in favor.

●
Management Risk: The value of your investment may decrease if the portfolio managers’ judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

●	Market Risk: Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

●
Portfolio Turnover Risk:  Frequent and active trading may result in greater expenses to each Fund, which may lower the Fund’s performance and may generate more taxable short-term gains for shareholders.

●
Convertible Securities Risk:  Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying security.

Additional Principal Risks of the Touchstone Small Company Value Fund

The Touchstone Small Company Value Fund is also subject to the following principal risks.

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Foreign Securities Risk:  Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers.  These events will not necessarily affect the U.S. economy or similar issuers located in the United States.  In addition, investments in foreign securities are generally denominated in foreign currency.  As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investments.  These currency movements may happen separately from, or in response to, events that do not otherwise affect the value of the security in the issuer’s home country.  There is a risk that foreign securities may not be subject to accounting standards or governmental supervision comparable to U.S. companies and that less public information about their operations may exist.  There is risk associated with the clearance and settlement procedures in non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.  Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors. Over-the-counter securities may also be less liquid than exchange-traded securities.

●
Micro Cap Risk: Micro-capitalization companies are substantially riskier than investments in larger, more established companies. The stocks of micro-capitalization companies are less stable in price and less liquid than the stocks of larger companies.

●
Mid Cap Risk: The Fund is subject to the risk that medium capitalization stocks may underperform other types of stocks or the equity markets as a whole. Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

●
Preferred Stock Risk: Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing the stock to be called or redeemed prior to its maturity, which can have a negative impact on the stock’s price when interest rates decline.

Additional Principal Risks of the Fifth Third Small Cap Value Fund

The Fifth Third Small Cap Value Fund is also subject to Securities Lending Risk, which is described below.

●
Securities Lending Risk:  The Fund may lose money when it loans portfolio securities if the borrower fails to return the securities and the collateral provided has declined in value and/or the Fund cannot convert

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the collateral to cash for any reason. Securities Lending Risk is a non-principal risk of the Touchstone Small Company Value Fund.

Fifth Third International Equity Fund and Touchstone International Value Fund

Principal Risks of Both Funds

Each Fund’s share price will fluctuate. You could lose money on your investment in each Fund, and each Fund could also return less than other investments.  As with any mutual fund, there is no guarantee that either Fund will achieve its investment goal.  Each Fund is subject to the principal risks listed below.

●
Equity Securities Risk:  Each Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may suffer a decline in response to such developments which could result in a decline in the value of each Fund’s shares.

●
Foreign Securities Risk:  Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers.  These events will not necessarily affect the U.S. economy or similar issuers located in the United States.  In addition, investments in foreign securities are generally denominated in foreign currency.  As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of each Fund’s investments.  These currency movements may happen separately from, or in response to, events that do not otherwise affect the value of the security in the issuer’s home country.  There is a risk that foreign securities may not be subject to accounting standards or governmental supervision comparable to U.S. companies and that less public information about their operations may exist.  There is risk associated with the clearance and settlement procedures in non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.  Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors. Over-the-counter securities may also be less liquid than exchange-traded securities.

●
Management Risk: The value of your investment may decrease if the portfolio managers’ judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

●	Market Risk: Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

●
Value Investing Risk: A value-oriented investment approach is subject to the risk that a security believed to be undervalued does not appreciate in value as anticipated or experiences a decline in value. Value oriented funds may underperform when growth investing is in favor.

Additional Principal Risks of the Touchstone International Value Fund

The Touchstone International Value Fund is also subject to the following principal risks.

●
Emerging Markets Risk: Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

●
Small Cap Risk: The Fund is subject to the risk that small capitalization stocks may underperform other types of stocks or the equity markets as a whole. Small cap stock risk is the risk that stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group. In addition, small cap stocks typically are traded in lower volume, and their issuers typically are subject to greater degrees of changes in their earnings and prospects.

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Mid Cap Risk: The Fund is subject to the risk that medium capitalization stocks may underperform other types of stocks or the equity markets as a whole. Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

●	Portfolio Turnover Risk: Frequent and active trading may result in greater expenses to the Fund, which may lower the Fund’s performance and may generate more taxable short-term gains for shareholders.

Additional Principal Risks of the Fifth Third International Equity Fund

The Fifth Third International Equity Fund is also subject to the following principal risks.

●
Securities Lending Risk:  The Fund may lose money when it loans portfolio securities if the borrower fails to return the securities and the collateral provided has declined in value and/or the Fund cannot convert the collateral to cash for any reason.  Securities Lending Risk is a non-principal risk of the Touchstone International Value Fund.

●
Derivatives Risk: Derivatives may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Use of derivatives may increase the amount and affect the timing and character of taxes payable by shareholders. When a derivative is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that the Fund’s hedging transactions will be effective. Derivatives risk is a non-principal risk of the Touchstone International Value Fund.

Fifth Third Strategic Income Fund and Touchstone Strategic Income Fund

Principal Risks of Both Funds

Each Fund’s share price will fluctuate. You could lose money on your investment in each Fund, and each Fund could also return less than other investments.  As with any mutual fund, there is no guarantee that either Fund will achieve its investment goal.  Each Fund is subject to the principal risks listed below.

●
Equity Securities Risk:  Each Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may suffer a decline in response to such developments which could result in a decline in the value of each Fund’s shares.

●
Debt Securities Risk: The prices of a Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments.

●
Closed-End Fund Risk:   The risks of investment in other investment companies typically reflect the risk of the types of securities in which the investment companies invest. The value of the shares of closed-end investment companies may be lower than the value of the portfolio securities held by the closed-end investment company. When a Fund invests in another investment company, shareholders of a Fund bear their proportionate share of the other investment company’s fees and expenses as well as its share of the Fund’s fees and expenses. There may also not be an active trading market available for shares of some closed-end funds. Additionally, trading of closed-end fund shares may be halted or delisted by the listing exchange.

●
Foreign Securities Risk:  Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers.  These events will not necessarily affect the U.S. economy or similar issuers located in the United States.  In addition, investments in foreign securities are generally denominated in foreign currency.  As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of each Fund’s investments.  These currency movements may happen separately from, or in response to, events that do not otherwise affect the value of the security in the issuer’s home country.  There is a risk that foreign securities may not be subject to accounting standards or governmental supervision comparable to U.S. companies

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and that less public information about their operations may exist.  There is risk associated with the clearance and settlement procedures in non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.  Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors. Over-the-counter securities may also be less liquid than exchange-traded securities.

●
Credit Risk:  An issuer may be unable to make timely payments of either principal or interest. This may cause the issuer’s securities to decline in value. Credit risk is particularly relevant to those portfolios that invest a significant amount of their assets in junk bonds or lower-rated securities.

●
Derivatives Risk:  Derivatives may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed a Fund’s original investment. Use of derivatives may increase the amount and affect the timing and character of taxes payable by shareholders. When a derivative is used as a hedge against an opposite position that a Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund’s hedging transactions will be effective.

●
Forward Currency Exchange Contract Risk: A forward foreign currency exchange contract is an agreement to buy or sell a specific currency at a future date and at a price set at the time of the contract. Forward foreign currency exchange contracts may reduce the risk of loss from a change in value of a currency, but they also limit any potential gains, do not protect against fluctuations in the value of the underlying position and are subject to counterparty risk.

●
Futures Contracts Risk: The risks associated with futures include: the potential inability to terminate or sell a position, the lack of a liquid secondary market for a Fund’s position and the risk that the counterparty to the transaction will not meet its obligations.

●
Swap Agreements Risk:  A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements also may be considered to be illiquid. In addition, a Fund may enter into swap agreements that involve a limited number of counterparties, which may increase a Fund’s exposure to credit risk. Further, there is a risk that no suitable counterparties are willing to enter into, or continue to enter into, transactions with a Fund and, as a result, a Fund may not be able to achieve its investment goal.

●
Interest Rate Risk:  As interest rates rise, the value of fixed income securities the Fund owns will likely to decrease. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk. Duration is a measure of the expected life, taking into account any prepayment or call features of the security, of a fixed income security that is used to determine the price sensitivity of the security for a given change in interest rates. Specifically, duration is the change in the value of a fixed income security that will result from a 1% change in interest rates, and generally is stated in years. Maturity, on the other hand, is the date on which a fixed income security becomes due for payment of principal.

●
Convertible Securities Risk:  Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying security.

●
Non-Investment Grade Debt Securities Risk:  Non-investment grade debt securities are sometimes referred to as “junk bonds” and are considered speculative with respect to their issuers’ ability to make payments of interest and principal. There is a high risk that a Fund could suffer a loss from investments in non-investment grade debt securities caused by the default of an issuer of such securities. Part of the reason for this high risk is that, in the event of a default or bankruptcy, holders of non-investment grade debt securities generally will not receive payments until the holders of all other debt have been paid. In addition, the market for non-investment grade debt securities has, in the past, had more frequent and larger price changes than the markets for other securities. Non-investment grade debt securities can also be more difficult to sell for good value.

●
Prepayment Risk: Prepayment risk is the risk that a debt security may be paid off and proceeds invested earlier than anticipated. Prepayment risk is more prevalent during periods of falling interest rates.

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●
Preferred Stock Risk: Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing the stock to be called or redeemed prior to its maturity, which can have a negative impact on the stock’s price when interest rates decline.

●
Management Risk: The value of your investment may decrease if the portfolio managers’ judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

●	Market Risk: Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

●
Value Investing Risk: A value-oriented investment approach is subject to the risk that a security believed to be undervalued does not appreciate in value as anticipated or experiences a decline in value. Value oriented funds may underperform when growth investing is in favor.

Additional Principal Risks of the Touchstone Strategic Income Fund

The Touchstone Strategic Income Fund is also subject to options risk, which is described below.

●
Options Risk:  Options trading is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The value of options can be highly volatile, and their use can result in loss if the sub-advisor is incorrect in its expectation of price fluctuations. The successful use of options for hedging purposes also depends in part on the ability of the sub-advisor to predict future price fluctuations and the degree of correlation between the options and securities markets.  When options are purchased over the counter, the Fund bears the risk that the counter-party that wrote the option will be unable or unwilling to perform its obligations under the option contract. Such options may also be illiquid, and in such cases, the Fund may have difficulty closing out its position.

Additional Principal Risks of the Fifth Third Strategic Income Fund

The Fifth Third Strategic Income Fund is also subject to securities lending risk, which is described below.

●
Securities Lending Risk:  The Fund may lose money when it loans portfolio securities if the borrower fails to return the securities and the collateral provided has declined in value and/or the Fund cannot convert the collateral to cash for any reason.  Securities Lending Risk is a non-principal risk of the Touchstone Strategic Income Fund.

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INFORMATION ABOUT THE REORGANIZATIONS

Reasons for the Reorganizations

As described in “Summary – Why are the Reorganizations being proposed?” above, at meetings held on December 13, 2011, February 15, 2012, February 28, 2012, March 14-15, 2012 and April 4, 2012, the Board of Trustees of the Acquired Funds, including the Disinterested Trustees, discussed, and on April 4, 2012, ultimately approved the Reorganizations of the Acquired Funds.  At these meetings, the Board met with representatives from FTAM and the Bank to discuss FTAM’s intent to exit the mutual fund advisory, administration and fund accounting business in light of the Bank’s determination that the Acquired Funds no longer fit the Bank’s long-term strategic plan.  The Board also considered that the Bank had engaged an investment banker to help identify parties interested in acquiring FTAM’s interest in managing the Acquired Funds.  In identifying an acquisition party, the Bank advised the Board that it sought a party who has a commitment to the mutual fund business, who has had success acquiring other mutual fund businesses and has a mutual fund family with a share class structure similar to that of the Acquired Funds.

In identifying a party, the Bank also advised the Board that it sought an alternative that would allow shareholders of each Acquired Fund to:  (1) continue to pursue a similar investment opportunity through a tax-free combination of the Acquired Fund with a comparable portfolio in another fund group; (2) become part of a larger and more diverse family of mutual funds; and (3) invest in a larger combined fund with increased long-term growth prospects, which could potentially use the increased asset size to achieve greater portfolio diversification and spread fixed costs over a larger asset base.  FTAM believes that the Reorganizations offer shareholders a similar investment opportunity in a larger fund and larger fund complex with greater resources.  As a result of this search, FTAM and Touchstone Advisors entered into the Purchase Agreement.  In connection with the Transaction, FTAM recommended to the Board, and the Board ultimately approved, the Reorganizations of the Acquired Funds into the Acquiring Funds.

The Disinterested Trustees met separately with their independent legal counsel to review the Reorganizations during the meetings identified above, as well as prior to such meetings.  In connection with their review, the Disinterested Trustees requested of and received from FTAM and the Bank information to assist them in considering the implications of the Reorganizations.

In connection with the Board’s review of the Reorganizations, the Board considered a variety of factors, including, but not limited to:

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The investment goals, restrictions and policies of each Acquired Fund are similar to those of the corresponding Acquiring Fund.  (See the section below entitled “Summary – How do the Funds’ investment goals and principal investment strategies compare?” for a comparison.)

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The performance of the Acquiring Funds with operations as of the date of this Prospectus/Proxy Statement (with the exception of the Touchstone Growth Opportunities and Touchstone Ultra Short Duration Fixed Income Funds), historically, has been generally competitive with and, for many periods better than the performance of the Acquired Funds.  The Board noted that, although the Fifth Third Mid Cap Growth Fund generally outperformed the Touchstone Growth Opportunities Fund, FTAM explained that this outperformance was largely the result of the shorter term performance of a relatively new Acquired Fund portfolio management team put in place in April 2010 and that the sub-advisor of the Touchstone Growth Opportunities Fund has had consistent good performance during various market cycles.  The Board further noted that, although the Fifth Third Short Term Bond Fund outperformed the Touchstone Ultra Short Duration Fixed Income Fund for the three-, five- and ten-year periods ended December 31, 2011, the Acquiring Fund outperformed the Acquired Fund for the one-year period, the Acquiring Fund outperformed its benchmark for the one-, five- and ten-year periods and the Acquiring Fund was in the top fiftieth percentile of its Morningstar peer group for the same periods.  The Board also noted that, in the case of the Fifth Third Micro Cap Value and Fifth Third Strategic Income Funds, the FTAM fund portfolio management team would continue to manage the newly-created Acquiring Funds and the FTAM teams’ performance has been good.  (See “How do the Funds’ performance records compare?” above.)  The Board noted that, in the case of the Fifth Third Small Cap Value and Fifth Third International Equity Funds, new sub-advisors would manage the newly-created Acquiring Funds.  FTAM provided a comparison of the performance of the Fifth Third Small Cap Value Fund to that of the current small cap value portfolio managed by the new sub-advisor, which showed that the new sub-advisor’s portfolio underperformed the Fifth Third Small Cap Value Fund for the one-year period ended December 31, 2011, but outperformed the

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Fifth Third Small Cap Value Fund for the three- and five-year periods ended December 31, 2011.  FTAM also provided a comparison of the performance of the Fifth Third International Equity Fund to that of the current international equity portfolio managed by the new sub-advisor, which showed that the new sub-advisor’s portfolio outperformed the Fifth Third International Equity Fund for the one-, three- and five-year periods ended December 31, 2011.

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The Reorganizations would permit shareholders of each Acquired Fund, with the exception of the Fifth Third Micro Cap Value, Fifth Third Small Cap Value, Fifth Third International Equity and Fifth Third Strategic Income Funds, to pursue similar investment goals in a larger fund.  The Reorganizations would permit shareholders of the Fifth Third Micro Cap Value and Fifth Third Strategic Income Funds to pursue similar investment goals in a newly-created Acquiring Fund managed by FTAM as sub-advisor with the same portfolio management team.  The Reorganizations would permit shareholders of the Fifth Third Small Cap Value and Fifth Third International Equity Funds to pursue similar investment goals in a newly-created Acquiring Fund managed by new sub-advisors with performance track records that have been historically good.

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Shareholders of the Acquired Funds may benefit from lower expense ratios through economies of scale.  (See the section above entitled “Summary – How do the Funds’ fees and expenses compare?” for comparative expense information.)

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Touchstone Advisors has agreed to cap the expenses of each Acquiring Fund for a period of one year following the Reorganizations at levels equal to the current expense caps of the corresponding Acquired Fund (and for the Acquiring Fund into which the Fifth Third All Cap Value Fund will reorganize, at a level lower than the current expense cap of the Acquired Fund). See “How do the Funds’ fees and expenses compare?” below, which shows that absent the expense limitation, the pro forma total annual fund operating expenses of certain classes of the Touchstone Growth Opportunities Fund, Touchstone Value Fund, Touchstone Core Bond Fund, Touchstone Growth Allocation Fund, Touchstone Moderate Growth Allocation Fund, Touchstone Balanced Allocation Fund, Touchstone Small Company Value Fund and Touchstone International Value Fund would be higher than the total annual fund operating expenses before any waivers and reimbursements of the corresponding class of the corresponding Acquired Fund.

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The Bank’s agreement to bear the direct costs associated with the Reorganizations, including proxy statement and shareholder solicitation costs, legal costs and costs of tail insurance coverage for the Disinterested Trustees.

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The material terms of the Purchase Agreement, including the amount of the financial consideration to be paid by Touchstone Advisors to FTAM, and any conflicts that FTAM may have recommending the Reorganizations in view of the financial consideration FTAM stands to receive under the Purchase Agreement.

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Each Reorganization Agreement provides that the respective Touchstone Trust agrees that, for the minimum time periods specified in Section 15(f) of the 1940 Act it shall take (or refrain from taking, as the case may be) such actions as are necessary to ensure that:  (1) for a three-year period following the Reorganizations, at least 75% of the trustees of the Acquiring Funds are not “interested persons” (as defined in the 1940 Act) of Touchstone Advisors or FTAM, and (2) for a two-year period following the Reorganizations, no “unfair burden” will be imposed on the Acquired Funds.

●	The Reorganizations are expected to be tax-free for federal income tax purposes.

●	The Bank’s agreement to indemnify each Disinterested Trustee for any losses or expenses arising because the Disinterested Trustee was a Trustee of the Fifth Third Funds.

In its deliberations, the Fifth Third Funds Board considered all information it received, as described above.  The Board concluded, based on the information presented, that the Reorganizations were in the best interests of the Acquired Funds and that the interests of existing shareholders will not be diluted as a result thereof and to recommend that shareholders of the Acquired Funds approve the Reorganizations.

At a meeting held March 13, 2012, the Board of Trustees of Touchstone Strategic Trust, Touchstone Investment Trust and Touchstone Funds Group Trust, including the Disinterested Trustees, also approved each Reorganization Agreement and found that participation in the Reorganizations is in the best interests of each Acquiring Fund and that the interests of the shareholders of each Acquiring Fund will not be diluted as a result of the Reorganizations.

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Agreements and Plans of Reorganization

The terms and conditions under which each Reorganization may be consummated are set forth in the respective Reorganization Agreement. Significant provisions of the Reorganization Agreements are summarized below; however, this summary is qualified in its entirety by reference to the forms of Reorganization Agreements, copies of which are attached as Exhibit A to this Prospectus/Proxy Statement.

With respect to each Reorganization, except the Reorganizations involving the Shell Funds, if shareholders of the Acquired Fund approve the Reorganization Agreement and other closing conditions are satisfied, the assets of the Acquired Fund will be delivered to the Acquiring Fund’s custodian for the account of the corresponding Acquiring Fund in exchange for the assumption by the corresponding Acquiring Fund of the stated liabilities of the Acquired Fund, and the corresponding Acquiring Fund will deliver to the Acquired Fund full and fractional shares of the corresponding Acquiring Fund.  Immediately upon receipt, the Acquired Fund will deliver to its shareholders of record a number of shares of the corresponding Acquiring Fund (including, if applicable, fractional shares rounded to the nearest thousandth), having an aggregate NAV equal to the value of the net assets of the Acquired Fund so transferred, all determined and adjusted as provided in the Reorganization Agreement. The value of your account with an Acquiring Fund immediately after the Reorganization will be the same as the value of your account with the corresponding Acquired Fund immediately prior to the Reorganization (although the number of shares and the NAV per share may differ).

With respect to each Reorganization involving the Shell Funds, if shareholders of the Acquired Fund approve the Reorganization Agreement and other closing conditions are satisfied, the assets of the Acquired Fund will be delivered to the Acquiring Fund’s custodian for the account of the corresponding Acquiring Fund in exchange for the assumption by the corresponding Acquiring Fund of all of the liabilities of the Acquired Fund, and the corresponding Acquiring Fund will deliver to the Acquired Fund full and fractional shares of the corresponding Acquiring Fund.  Immediately upon receipt, the Acquired Fund will deliver to its shareholders of record a number of shares of the corresponding Acquiring Fund (including, if applicable, fractional shares rounded to the nearest thousandth), having an aggregate NAV equal to the value of the net assets of the Acquired Fund so transferred, all determined and adjusted as provided in the Reorganization Agreement. The value of your account with an Acquiring Fund immediately after the Reorganization will be the same as the value of your account with the corresponding Acquired Fund immediately prior to the Reorganization (the number of shares and the NAV per share will be the same except for Class B shares in which case a conversion factor applicable to Class A shares will be applied).

The class or classes of Acquiring Fund shares that you will receive in connection with the Reorganization will depend on the class or classes of Acquired Fund shares that you hold. The share classes that will be issued by the Acquiring Funds to the holders of the various share classes of the Acquired Funds are described on the Notice to Shareholders.

Each Acquired Fund and Acquiring Fund has made representations and warranties in the form of Reorganization Agreement that are customary in matters such as the Reorganizations.

If shareholders approve the Reorganizations and if all of the closing conditions set forth in the Reorganization Agreement are satisfied or waived, consummation of the Reorganizations (the “Closing”) is expected to occur on September 10, 2012.

In addition, a condition to closing the Transaction is that all of the Acquired Funds approve the reorganization on to the Touchstone mutual fund platform.  If this condition is not met, then Touchstone Advisors is not obligated to close the Transaction, and absent a waiver from Touchstone Advisors, none of the Reorganizations would be consummated.  In that event, the Fifth Third Board will consider other possible courses of action for the Acquired Funds.

For a description of the vote required to approve each Reorganization Agreement, see the section entitled “Voting Information Concerning the Meeting” in this Prospectus/Proxy Statement.  Following receipt of the requisite shareholder vote in favor of a Reorganization and as soon as reasonably practicable after the Closing, the outstanding shares of the Acquired Fund will be cancelled in accordance with its governing documents and applicable law.

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The obligations of each Acquiring Fund and each Acquired Fund are subject to other conditions, including the following conditions:

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The Touchstone Trust’s Registration Statement on Form N-14 under the Securities Act of 1933, as amended (the “1933 Act”) shall have been filed with the SEC and such Registration Statement shall have become effective, and no stop-order suspending the effectiveness of the Registration Statement shall have been issued;

●	the shareholders of the Acquired Fund shall have approved the Reorganization Agreement;

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the Acquiring Fund and the corresponding Acquired Fund have each delivered an officer’s certificate certifying that all representations and warranties set forth in the Reorganization Agreement have been satisfied; and

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the Acquiring Fund and the corresponding Acquired Fund shall each have received a legal opinion that the consummation of the transactions contemplated by the Reorganization Agreement will not result in the recognition of gain or loss for federal income tax purposes for the corresponding Acquired Fund or its shareholders or the Acquiring Fund.

If shareholders of an Acquired Fund do not approve the Reorganization Agreement or if the Reorganizations do not otherwise close, the Fifth Third Board will consider what additional action to take.

Each Reorganization Agreement may be terminated and each Reorganization may be abandoned by mutual agreement of the parties.  In addition, a Reorganization Agreement may be terminated (i) if one or more of the parties shall have materially breached its obligations under the Reorganization Agreement, if not cured within 30 days; or (ii) a condition therein expressed to be precedent to the obligations of the terminating party that has not been met and it reasonably appears that it will not or cannot be met.

Touchstone Advisors and FTAM have made certain covenants in the Purchase Agreement regarding compliance with Section 15(f) of the 1940 Act, which, in pertinent part, provides a safe harbor for the receipt by an investment advisor or any of its affiliated persons of any amount or benefit in connection with certain transactions, such as the Transaction, involving an assignment of an investment management services agreement as long as two conditions are satisfied.

The first condition requires that no “unfair burden” be imposed on the investment company as a result of the Transaction, or as a result of any express or implied terms, conditions or understandings applicable to the Transaction. The term “unfair burden,” as defined in the 1940 Act, includes any arrangement during the two-year period after the change in control whereby the investment advisor (or predecessor or successor investment advisor), or any interested person of any such investment advisor, receives or is entitled to receive any compensation, directly or indirectly, from such investment company or its security holders (other than fees for bona fide investment advisory or other services) or from any person in connection with the purchase or sale of securities or other property to, from or on behalf of such investment company (other than bona fide ordinary fees for principal underwriting services). No such compensation arrangements are contemplated in the Transaction. Touchstone Advisors and FTAM have agreed to refrain from imposing or seeking to impose, for a period of two years after the closing of the Transaction, any “unfair burden” on the Funds.

The second condition requires that, during the three-year period immediately following the closing of such transactions, at least 75% of the investment company’s board of directors or trustees not be “interested persons” (as defined in Section 2(a)(19) of the 1940 Act) of the investment advisor or predecessor investment advisor. The Board of Trustees of the Touchstone Trusts currently satisfies such 75% requirement. Touchstone Advisors and FTAM have agreed to refrain from acting in a manner that would prevent the 75% requirement from being met for the three-year period following the close of the Transaction.

Description of the Securities to be Issued

Shareholders of each Acquired Fund as of the closing date will receive full and/or fractional shares of the corresponding Acquiring Fund in accordance with the procedures provided for in the Reorganization Agreement, as described above.  The shares of the Acquiring Funds to be issued in connection with the Reorganizations will be fully paid and non-assessable when issued.  The rights of shareholders of the Acquiring Funds and the Acquired Funds are comparable. For more information see the section entitled “Information on Shareholders’ Rights” below.

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Federal Income Tax Consequences

The following discussion summarizes the material U.S. federal income tax consequences of the Reorganizations, including any investment in the shares, that are applicable to you as an Acquired Fund shareholder.  It is based on the Code, applicable U.S. Treasury regulations, judicial authority and administrative rulings and practice, all as of the date hereof and all of which are subject to change, including changes with retroactive effect.  The discussion below does not address any state, local or foreign tax consequences of the Reorganizations.  Your tax treatment may vary depending upon your particular situation.  You also may be subject to special rules not discussed below if you are a certain kind of Acquired Fund shareholder, including, but not limited to: an insurance company; a tax-exempt organization; a financial institution or broker-dealer; a person who is neither a citizen nor resident of the United States or an entity that is not organized under the laws of the United States or a political subdivision thereof; a holder of Acquired Fund shares as part of a hedge, straddle or conversion transaction; a person that does not hold Acquired Fund shares as a capital asset at the time of the Reorganization; or an entity taxable as a partnership for U.S. federal income tax purposes.

Each Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368(a) of the Code.  As a condition to the closing of each Reorganization, the Acquired Fund and the corresponding Acquiring Fund will receive an opinion from the law firm of Pepper Hamilton LLP substantially to the effect that, on the basis of the existing provisions of the Code, U.S. Treasury regulations issued thereunder, current administrative rules, pronouncements and court decisions, and certain representations, qualifications and assumptions with respect to the Reorganization, for federal income tax purposes, upon consummation of the Reorganization:

(i)            The acquisition by the Acquiring Fund of all of the assets of the Acquired Fund solely in exchange for the Acquiring Fund’s assumption of the Liabilities, as defined in the Reorganization Agreement, of the Acquired Fund and issuance of the Acquiring Fund shares, followed by the distribution of such Acquiring Fund shares by the Acquired Fund in complete liquidation to the Acquired Fund shareholders in exchange for their Acquired Fund shares, all as provided in the Reorganization Agreement, will constitute a reorganization within the meaning of Section 368(a) of the Code, and the Acquired Fund and the Acquiring Fund each will be “a party to a reorganization” within the meaning of Section 368(b) of the Code;

(ii)           Under Code Section 361, no gain or loss will be recognized by the Acquired Fund (i) upon the transfer of its assets to the Acquiring Fund solely in exchange for the Acquiring Fund shares and the assumption by the Acquiring Fund of the Liabilities, as defined in the Reorganization Agreement, of the Acquired Fund or (ii) upon the distribution of the Acquiring Fund shares by the Acquired Fund to the Acquired Fund shareholders in complete liquidation, as contemplated in the Reorganization Agreement;

(iii)          Under Code Section 1032, no gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund solely in exchange for the assumption of the Liabilities of the Acquired Fund and issuance of the Acquiring Fund Shares as contemplated in the Reorganization Agreement;

(iv)          Under Code Section 362(b), the tax basis of the assets of the Acquired Fund received by the Acquiring Fund will be the same as the tax basis of such assets in the hands of the Acquired Fund immediately prior to the Reorganization;

(v)           Under Code Section 1223(2), the holding periods of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the periods during which such assets were held by the Acquired Fund;

(vi)          Under Code Section 354, no gain or loss will be recognized by the Acquired Fund shareholders upon the exchange of all of their Acquired Fund shares solely for the Acquiring Fund shares in the Reorganization;

(vii)         Under Code Section 358, the aggregate tax basis of the Acquiring Fund shares to be received by each Acquired Fund shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Acquired Fund shares exchanged therefor;

(viii)        Under Code Section 1223(1), an Acquired Fund shareholder’s holding period for the Acquiring Fund shares to be received will include the period during which the Acquired Fund shares exchanged therefor were held by such shareholder, provided that the Acquired Fund shareholder held the Acquired Fund shares as a capital asset at the time of the Reorganization.

Pepper Hamilton LLP will express no opinion as to (1) the effect of the Reorganizations on (A) an Acquired Fund or an Acquiring Fund with respect to any asset as to which any unrealized gain or loss is required to be recognized for U.S. federal income tax purposes at the end of a taxable year (or on the termination or transfer

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thereof) under a mark-to-market system of accounting (B) any Acquired Fund shareholder or Acquiring Fund shareholder that is required to recognize unrealized gains and losses for U.S. federal income tax purposes under a mark-to-market system of accounting, or (C) an Acquired Fund or an Acquiring Fund with respect to any stock held in a passive foreign investment company as defined in Section 1297(a) of the Code or (2) any other federal tax issues (except those set forth above) and all state, local or foreign tax issues of any kind.

No private ruling will be sought from the IRS with respect to the federal income tax consequences of the Reorganizations.  Opinions of counsel are not binding upon the IRS or the courts, are not guarantees of the tax results, and do not preclude the IRS from adopting or taking a contrary position, which may be sustained by a court.  If a Reorganization is consummated but the IRS or the courts determine that the Reorganization does not qualify as a tax-free reorganization under the Code and, thus, is taxable, the applicable Acquired Fund would recognize gain or loss on the transfer of its assets to its corresponding Acquiring Fund and each shareholder of the Acquired Fund would recognize a taxable gain or loss equal to the difference between its tax basis in its Acquired Fund shares and the fair market value of the shares of the Acquiring Fund it receives.  The failure of one Reorganization to qualify as a tax-free reorganization would not adversely affect any other Reorganization.

Prior to each Reorganization, the Acquired Fund will declare a distribution to its shareholders, which together with all previous distributions, will have the effect of distributing to its shareholders substantially all of the Acquired Fund’s investment company taxable income (computed without regard to the deduction for dividends paid) and realized net capital gain, if any, through the Reorganization.  Such distributions will be taxable to shareholders for federal income tax purposes and may include net capital gain from the sale of portfolio assets (discussed below).  Even if reinvested in additional shares of the distributed Acquired Fund, which would be exchanged for shares of the corresponding Acquiring Fund in the Reorganization, such distributions will be taxable for federal income tax purposes.

If portfolio assets of an Acquired Fund are sold prior to the Reorganization, the tax impact of such sales will depend on the difference between the price at which such portfolio assets are sold and the Acquired Fund’s basis in such assets.  Any capital gains recognized in these sales on a net basis will be distributed to the Acquired Fund’s shareholders as capital gains (to the extent of net realized long-term capital gain) and/or ordinary dividends (to the extent of net realized short-term capital gain) during or with respect to the year of sale, and such distributions will be taxable to shareholders.

U.S. federal income tax law permits a regulated investment company to carry forward net capital losses realized during taxable years beginning on or before December 22, 2010, for a period of up to eight taxable years, and, for net capital losses realized during taxable years beginning after December 22, 2010, for an unlimited number of taxable years.  A regulated investment company must use capital loss carryforwards generated in taxable years beginning after December 22, 2010 to offset gains arising in taxable years beginning after this date before capital losses carried forward from years beginning prior to this date are used.  Except for the Fifth Third Micro Cap Value Fund, the Fifth Third Small Cap Value Fund, the Fifth Third International Equity Fund, and the Fifth Third Strategic Income Fund, the Reorganizations will cause the tax years of the Acquired Funds to close, resulting in an earlier expiration of the capital loss carryforwards of such Acquired Funds than would otherwise occur and could also result in a capital loss for the taxable year ending on the Closing Date.  In addition, the Reorganizations involving the Fifth Third Mid Cap Growth Fund, the Fifth Third Disciplined Large Cap Value Fund, the Fifth Third Short Term Bond Fund, the Fifth Third All Cap Value Fund, the Fifth Third LifeModel Moderately Conservative FundSM, and the Fifth Third LifeModel Conservative FundSM are expected to result in a limitation on the ability of the corresponding Acquiring Fund to use the capital loss carryforwards of the corresponding Acquired Fund and, potentially, to use unrealized capital losses inherent in the tax basis of the assets acquired, once realized.  These limitations are imposed on an annual basis.  Capital loss carryforwards in excess of the annual limitation may be carried forward, subject to the overall eight-year limitation for capital loss carryforwards attributable to net capital losses realized in taxable years beginning on or before December 22, 2010.  The annual Section 382 limitation for periods following the Reorganization generally will equal the product of the net assets of the Acquired Fund subject to the limitation immediately prior to the Reorganization and the “long-term tax-exempt rate,” published by the IRS, in effect at the time of the Reorganization.  As of June 15, 2012, the long-term tax-exempt rate is 3.26%.  However, no assurance can be given as to what long-term tax-exempt rate will be in effect at the time of the Reorganizations.  In certain instances, under Section 384 of the Code, the Acquiring Funds will be prohibited from using the corresponding Acquired Fund’s loss carryforwards and unrealized losses against the unrealized gains of the corresponding Acquiring Fund at the time of the Reorganization, to the extent such gains are realized within five years following the Reorganization.  The ability of each of the Acquiring Funds to absorb the corresponding Acquired Fund’s losses in the future depends upon a variety of factors that cannot be known in advance, such as future realization of capital gains or losses. In general,

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the limitation under Section 382 will apply to capital loss carryforwards and unrealized losses of an Acquired Fund when its shareholders will hold less than 50% of the outstanding shares of the corresponding Acquiring Fund immediately following the Reorganization.  Accordingly, it is expected that the limitation will apply to any losses of the Fifth Third Mid Cap Growth Fund, the Fifth Third Disciplined Large Cap Value Fund, the Fifth Third Short Term Bond Fund, the Fifth Third All Cap Value Fund, the Fifth Third LifeModel Moderately Conservative FundSM, and the Fifth Third LifeModel Conservative FundSM.  As of July 31, 2011, for U.S. federal income tax purposes the Acquired Funds had capital loss carryforwards as indicated in the chart below.

Fund	2012	2013	2014	2015	2016	2017	2018	2019	Total

Fifth Third Quality Growth Fund	—	—	—	—	—	—	5,890,919	—	5,890,919
Fifth Third Mid Cap Growth Fund	—	—	—	—	—	—	8,158,395	20,830,375	28,988,770
Fifth Third Disciplined Large Cap Value Fund	—	—	—	—	—	—	78,223,116	—	78,223,116
Fifth Third All Cap Value Fund	—	—	—	—	—	4,426,731	26,064,944	—	30,491,675
Fifth Third High Yield Bond Fund	—	—	—	—	—	—	2,003,044	—	2,003,044
Fifth Third Short Term Bond Fund	—	2,973,271	9,778,491	4,709,395	—	—	—	—	17,461,157
Fifth Third Total Return Bond Fund	3,490,975	6,705,683	12,507,496	4,893,287	1,172,463	28,880,095	36,422,219	8,427,961	102,500,179
Fifth Third LifeModel Aggressive FundSM	—	—	—	—	—	—	586,237	10,323,235	10,909,472
Fifth Third LifeModel Moderately Aggressive FundSM	—	—	—	—	—	—	2,785,698	16,007,836	18,793,534
Fifth Third LifeModel Moderate FundSM	—	—	—	—	—	855,404	21,071,864	9,670,605	31,597,873
Fifth Third LifeModel Moderately Conservative FundSM	—	—	—	—	—	764,706	563,235	2,699,589	4,027,530
Fifth Third LifeModel Conservative FundSM	—	—	—	—	—	180,556	395,728	1,487,870	2,064,154
Fifth Third Micro Cap Value Fund	—	—	—	—	—	—	1,706,001	—	1,706,001
Fifth Third Small Cap Value Fund	—	—	—	—	—	—	—	—	—
Fifth Third International Equity Fund	—	—	—	—	—	67,254,766	53,434,936	—	120,689,702
Fifth Third Strategic Income Fund	—	—	—	—	—	1,379,950	8,478,872	10,242,865	20,101,687

As of July 31, 2011, for U.S. federal income tax purposes the Fifth Third Quality Growth Fund, the Fifth Third Mid Cap Growth Fund, the Fifth Third Disciplined Large Cap Value Fund, the Fifth Third All Cap Value Fund, the Fifth Third High Yield Bond Fund, the Fifth Third Total Return Bond Fund, the Fifth Third LifeModel AggressiveSM Fund, the Fifth Third LifeModel Moderately Aggressive FundSM, Fifth Third LifeModel Moderate FundSM, the Fifth Third LifeModel Moderately Conservative FundSM, the Fifth Third Micro Cap Value Fund, the  Fifth Third Small Cap Value Fund, the Fifth Third International Equity Fund, and the Fifth Third Strategic Income Fund have net unrealized gain.  These figures are likely to change by the date of the Reorganizations, and do not reflect the impact of the Reorganizations, including, in particular, the application of the loss limitation rules discussed herein.

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The Acquired Fund shareholders may benefit from capital loss carryforwards of the corresponding Acquiring Fund.  An Acquiring Fund’s ability to use its own capital loss carryforwards and unrealized losses, once realized, may be subject to an annual limitation under Section 382 of the Code as well, such that losses in excess of the limitation cannot be used in the taxable year and must be carried forward.  The limitation generally equals the product of the net asset value of the Acquiring Fund immediately prior to the Reorganization and the long-term tax-exempt rate in effect at such time.  The ability of the Acquiring Funds to absorb losses in the future depends upon a variety of factors that cannot be known in advance.

In addition, shareholders of an Acquired Fund will receive a proportionate share of any taxable income and gains realized by the corresponding Acquiring Fund and not distributed to its shareholders prior to the Reorganization when such income and gains are eventually distributed by the Acquiring Fund.  As a result, shareholders of the Acquired Fund may receive a greater amount of taxable distributions than they would have had the Reorganization not occurred.

Tracking Your Basis and Holding Period; State and Local Taxes.  After the Reorganizations, you will continue to be responsible for tracking the adjusted tax basis and holding period of your shares for federal income tax purposes.  You should consult your tax adviser regarding the effect, if any, of the Reorganizations in light of your individual circumstances.  You should also consult your tax adviser about the state and local tax consequences, if any, of the Reorganizations.

You are urged and advised to consult your own tax advisors as to the federal, state, local, foreign, and other tax consequences of the Reorganizations in light of your individual circumstances including the applicability and effect of possible changes in any applicable tax laws.

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Pro Forma Capitalization

The following tables set forth, for each Reorganization, the total net assets, number of shares outstanding and NAV per share.  This information is generally referred to as the “capitalization” of a Fund.  The term “pro forma capitalization” means the expected capitalization of an Acquiring Fund after it has combined with the corresponding Acquired Fund.  With regard to the Reorganizations involving the Fifth Third All Cap Value Fund and the Fifth Third Disciplined Large Cap Value Fund, the following tables show the capitalization on a pro forma basis after giving effect to (i) the proposed Reorganization between the Fifth Third All Cap Value Fund and the Touchstone Value Fund and (ii) the proposed Reorganization among the Touchstone Value Fund, the Fifth Third All Cap Value Fund and the Fifth Third Disciplined Large Cap Value Fund.  With regard to the Reorganizations involving the Fifth Third LifeModel Conservative FundSM and Fifth Third LifeModel Moderately Conservative FundSM, the following tables show the capitalization on a pro forma basis after giving effect to (i) the proposed Reorganization between the Fifth Third LifeModel Conservative FundSM and the Touchstone Conservative Allocation Fund and (ii) the proposed Reorganization among the Touchstone Conservative Allocation Fund, the Fifth Third LifeModel Conservative FundSM and the Fifth Third LifeModel Moderately Conservative FundSM.

	Fifth Third Quality Growth Fund (Acquired Fund)*	Touchstone Large Cap Growth Fund (Acquiring Fund)*	Pro Forma Adjustments*		Pro Forma Combined Touchstone Large Cap Growth Fund*

Net Assets (all classes)	$320,204,912	$751,197,698	—		$1,071,402,610
Class A net assets	$64,841,808	$238,488,459	712,982	(1)	$304,043,249
Class A shares outstanding	3,624,726	8,596,465	(1,261,763	)(1),(2)	10,959,428
Class A net asset value per share	$17.89	$27.74			$27.74
Class B net assets	$712,982	$10,948,629	(712,982	)(1)	$10,948,629
Class B shares outstanding	43,535	413,628	(43,535	)(1)	413,628
Class B net asset value per share	$16.38	$26.47			$26.47
Class C net assets	$1,107,023	$116,349,698	—		$117,456,721
Class C shares outstanding	69,842	4,422,281	(27,766	)(2)	4,464,357
Class C net asset value per share	$15.85	$26.31			$26.31
Class Y net assets(3)	$253,543,099	$385,410,912	—		$638,954,011
Class Y shares outstanding(3)	13,711,053	13,722,982	(4,683,370	)(2)	22,750,665
Class Y net asset value per share(3)	$18.49	$28.09			$28.09

*
The information in the table is as of March 31, 2012 and assumes that the Reorganization has taken place.  The capitalizations will be different on the Closing Date as a result of daily Fund share purchase, redemption, and market activity.

(1)	Holders of the Fifth Third Quality Growth Fund Class B shares will receive Class A shares of the Touchstone Large Cap Growth Fund upon closing of the Reorganization.
(2)
Pro forma shares outstanding have been adjusted for the accumulated change in the number of shares of the Fifth Third Quality Growth Fund’s shareholder accounts based on the relative value of the Fifth Third Quality Growth Fund’s and the Touchstone Large Cap Growth Fund’s net asset value per share.

(3)	Holders of the Fifth Third Quality Growth Fund Institutional shares will receive Class Y shares of the Touchstone Large Cap Growth Fund upon closing of the Reorganization.

158

	Fifth Third Mid Cap Growth Fund (Acquired Fund)*	Touchstone Growth Opportunities Fund (Acquiring Fund)*	Pro Forma Adjustments*		Pro Forma Combined Touchstone Growth Opportunities Fund*

Net Assets (all classes)	$77,879,738	$154,302,092	—		$232,181,830
Class A net assets	$16,547,731	$62,273,770	$429,820	(1)	$79,251,321
Class A shares outstanding	1,345,620	2,428,627	(683,509	)(1),(2)	3,090,738
Class A net asset value per share	$12.30	$25.64			$25.64
Class B net assets	$429,820	$—	$(429,820	)(1)	$—
Class B shares outstanding	39,830	—	(39,830	)(1)	—
Class B net asset value per share	$10.79	$—			$—
Class C net assets	$504,464	$9,131,503	—		$9,635,967
Class C shares outstanding	50,057	385,572	(28,756	)(2)	406,873
Class C net asset value per share	$10.08	$23.68			$23.68
Class Y net assets(3)	$60,397,723	$12,253,766	—		$72,651,489
Class Y shares outstanding(3)	4,630,040	474,890	(2,289,349	)(2)	2,815,581
Class Y net asset value per share(3)	$13.04	$25.80			$25.80
Institutional Class net assets	$—	$70,643,053	—		$70,643,053
Institutional Class shares outstanding	—	2,725,293	—		2,725,293
Institutional Class net asset value per share	$—	$25.92			$25.92

*
The information in the table is as of March 31, 2012 and assumes that the Reorganization has taken place.  The capitalizations will be different on the Closing Date as a result of daily Fund share purchase, redemption, and market activity.

(1)	Holders of the Fifth Third Mid Cap Growth Fund Class B shares will receive Class A shares of the Touchstone Growth Opportunities Fund upon closing of the Reorganization.
(2)
Pro forma shares outstanding have been adjusted for the accumulated change in the number of shares of the Fifth Third Mid Cap Growth Fund’s shareholder accounts based on the relative value of the Fifth Third Mid Cap Growth Fund’s and the Touchstone Growth Opportunities Fund’s net asset value per share.

(3)	Holders of the Fifth Third Mid Cap Growth Fund Institutional shares will receive Class Y shares of the Touchstone Growth Opportunities Fund upon closing of the Reorganization.

159

	Fifth Third Disciplined Large Cap Value Fund (Acquired Fund)*	Fifth Third All Cap Value Fund (Acquired Fund)*	Touchstone Value Fund (Acquiring Fund)*	Pro Forma Adjustments*		Pro Forma Combined Touchstone Value Fund*

Net Assets (all classes)	$187,747,710	$95,742,709	$122,878,452			$406,368,871
Class A net assets	$9,878,475	$26,482,285	$1,606,202	$2,474,878	(1)	$40,441,840
Class A shares outstanding	863,326	1,599,790	224,958	2,976,043	(1),(2)	5,664,117
Class A net asset value per share	$11.44	$16.55	$7.14			$7.14
Class B net assets	$505,032	$1,969,846	$—	$(2,474,878	)(1)	$—
Class B shares outstanding	43,595	125,911	—	(169,506	)(1)	—
Class B net asset value per share	$11.58	$15.64	$—			$—
Class C net assets	$360,199	$2,656,615	$—			$3,016,814
Class C shares outstanding	31,867	170,345	—	220,310	(2)	422,522
Class C net asset value per share	$11.30	$15.60	$—			$7.14
Class Y net assets(3)	$177,004,004	$64,633,963	$87,545,639			$329,183,606
Class Y shares outstanding(3)	15,415,105	3,833,425	12,222,939	14,488,458	(2)	45,959,927
Class Y net asset value per share(3)	$11.48	$16.86	$7.16			$7.16
Institutional Class net assets	$—	$—	$33,726,611			$33,726,611
Institutional Class shares outstanding	—	—	4,715,130			4,715,130
Institutional Class net asset value per share	$—	$—	$7.15			$7.15

*     The information in the table is as of March 31, 2012 and assumes that the Reorganizations have taken place.  The capitalizations will be different on the Closing Date as a result of daily Fund share purchase, redemption, and market activity.
(1)     Holders of the Fifth Third Disciplined Large Cap Value Fund and Fifth Third All Cap Value Fund Class B shares will receive Class A shares of the Touchstone Value Fund upon closing of the Reorganization.
(2)      Pro forma shares outstanding have been adjusted for the accumulated change in the number of shares of the Fifth Third Disciplined Large Cap Value Fund’s and the Fifth Third All Cap Value Fund’s shareholder accounts based on the relative value of the Fifth Third Disciplined Large Cap Value Fund’s, Fifth Third All Cap Value Fund’s and the Touchstone Value Fund’s net asset value per share.
(3)      Holders of the Fifth Third Disciplined Large Cap Value Fund and Fifth Third All Cap Value Fund Institutional shares will receive Class Y shares of the Touchstone Value Fund upon closing of the Reorganization.

160

	Fifth Third High Yield Bond Fund (Acquired Fund)*	Touchstone High Yield Fund (Acquiring Fund)*	Pro Forma Adjustments*		Pro Forma Combined Touchstone High Yield Fund*

Net Assets (all classes)	$101,665,262	$270,640,268			$372,305,530
Class A net assets	$11,066,323	$155,557,424	$81,524	(1)	$166,705,271
Class A shares outstanding	1,116,096	17,831,399	161,771	(1),(2)	19,109,266
Class A net asset value per share	$9.92	$8.72			$8.72
Class B net assets	$81,524	$—	$(81,524	)(1)	$—
Class B shares outstanding	8,209	—	(8,209	)(1)	—
Class B net asset value per share	$9.93	$—			$—
Class C net assets	$2,791,780	$33,165,840	—		$35,957,620
Class C shares outstanding	281,430	3,808,096	39,122	(2)	4,128,648
Class C net asset value per share	$9.92	$8.71			$8.71
Class Y net assets(3)	$87,725,635	$81,914,456	—		$169,640,091
Class Y shares outstanding(3)	8,822,860	9,192,738	1,022,030	(2)	19,037,628
Class Y net asset value per share(3)	$9.94	$8.91			$8.91
Institutional Class net assets	$—	$2,548			$2,548
Institutional Class shares outstanding	—	286			286
Institutional Class net asset value per share	$—	$8.91			$8.91

*     The information in the table is as of March 31, 2012 and assumes that the Reorganization has taken place.  The capitalizations will be different on the Closing Date as a result of daily Fund share purchase, redemption, and market activity.
(1)    Holders of the Fifth Third High Yield Bond Fund Class B shares will receive Class A shares of the Touchstone High Yield Fund upon closing of the Reorganization.
(2)     Pro forma shares outstanding have been adjusted for the accumulated change in the number of shares of the Fifth Third High Yield Bond Fund’s shareholder accounts based on the relative value of the Fifth Third High Yield Bond Fund’s and the Touchstone High Yield Fund’s net asset value per share.
(3)    Holders of the Fifth Third High Yield Bond Fund Institutional shares will receive Class Y shares of the Touchstone High Yield Fund upon closing of the Reorganization.

161

	Fifth Third Short Term Bond Fund (Acquired Fund)*	Touchstone Ultra Short Duration Fixed Income Fund (Acquiring Fund)*	Pro Forma Adjustments*		Pro Forma Combined Touchstone Ultra Short Duration Fixed Income Fund*

Net Assets (all classes)	$169,416,976	$351,191,106	—		$520,608,082
Class A net assets	$19,218,857	$—	—		$19,218,857
Class A shares outstanding	2,013,126	—	(5,587	)(1)	2,007,539
Class A net asset value per share	$9.55	$—			$9.57
Class C net assets	$7,214,032	$—	—		$7,214,032
Class C shares outstanding	757,327	—	(3,773	)(1)	753,554
Class C net asset value per share	$9.53	$—			$9.57
Class Y net assets(2)	$142,984,087	$—	—		$142,984,087
Class Y shares outstanding(2)	14,967,827	—	(32,180	)(1)	14,935,647
Class Y net asset value per share(2)	$9.55	$—			$9.57
Class Z net assets	$—	$351,191,106	—		$351,191,106
Class Z shares outstanding	—	36,684,267	—		36,684,267
Class Z net asset value per share	$—	$9.57			$9.57

*     The information in the table is as of March 31, 2012 and assumes that the Reorganization has taken place.  The capitalizations will be different on the Closing Date as a result of daily Fund share purchase, redemption, and market activity.
(1)     Pro forma shares outstanding have been adjusted for the accumulated change in the number of shares of the Fifth Third Short Term Bond Fund’s shareholder accounts based on the relative value of the Fifth Third Short Term Bond Fund’s and the Touchstone Ultra Short Duration Fixed Income Fund’s net asset value per share.
(2)    Holders of the Fifth Third Short Term Bond Fund Institutional shares will receive Class Y shares of the Touchstone Ultra Short Duration Fixed Income Fund upon  closing of the Reorganization.

162

	Fifth Third Total Return Bond Fund (Acquired Fund)*	Touchstone Core Bond Fund (Acquiring Fund)*	Pro Forma Adjustments*		Pro Forma Combined Touchstone Core Bond Fund*

Net Assets (all classes)	$220,684,465	$58,999,088	—		$279,683,553
Class A net assets	$14,252,820	$49,678,543	$320,673	(1)	$64,252,036
Class A shares outstanding	1,521,483	4,666,472	(152,546)	(1),(2)	6,035,409
Class A net asset value per share	$9.37	$10.65			$10.65
Class B net assets	$320,673	$—	$(320,673)	(1)	$—
Class B shares outstanding	34,175	—	(34,175)	(1)	—
Class B net asset value per share	$9.38	$—			$—
Class C net assets	$597,190	$9,320,545	—		$9,917,735
Class C shares outstanding	63,643	933,848	(3,809)	(2)	993,682
Class C net asset value per share	$9.38	$9.98			$9.98
Class Y net assets(3)	$205,513,782	$—	—		$205,513,782
Class Y shares outstanding(3)	21,929,991	—	(2,625,393)	(2)	19,304,598
Class Y net asset value per share(3)	$9.37	$—			$10.65

*     The information in the table is as of March 31, 2012 and assumes that the Reorganization has taken place.  The capitalizations will be different on the Closing Date as a result of daily Fund share purchase, redemption, and market activity.
(1)    Holders of the Fifth Third Total Return Bond Fund Class B shares will receive Class A shares of the Touchstone Core Bond Fund upon closing of the Reorganization.
(2)     Pro forma shares outstanding have been adjusted for the accumulated change in the number of shares of the Fifth Third Total Return Bond Fund’s shareholder accounts based on the relative value of the Fifth Third Total Return Bond Fund’s and the Touchstone Core Bond Fund’s net asset value per share.
(3)   Holders of the Fifth Third Total Return Bond Fund Institutional shares will receive Class Y shares of the Touchstone Core Bond Fund upon closing of the Reorganization.

163

	Fifth Third LifeModel Aggressive Fund SM (Acquired Fund)*	Touchstone Growth Allocation Fund (Acquiring Fund)*	Pro Forma Adjustments*		Pro Forma Combined Touchstone Growth Allocation Fund*

Net Assets (all classes)	$98,194,343	$41,171,689			$139,366,032
Class A net assets	$21,519,749	$11,915,668	$3,922,337	(1)	$37,357,754
Class A shares outstanding	1,953,509	1,077,721	347,618	(1),(2)	$3,378,848
Class A net asset value per share	$11.02	$11.06			$11.06
Class B net assets	$3,922,337	$—	$(3,922,337	) (1)	$—
Class B shares outstanding	371,595	—	(371,595	) (1)	—
Class B net asset value per share	$10.56	$—			$—
Class C net assets	$965,292	$27,736,206			$28,701,498
Class C shares outstanding	91,629	2,611,320	(748	) (2)	$2,702,201
Class C net asset value per share	$10.53	$10.62			$10.62
Class Y net assets (3)	$71,786,965	$1,507,124			$73,294,089
Class Y shares outstanding (3)	6,462,400	134,704	(46,212	) (2)	6,550,892
Class Y net asset value per share (3)	$11.11	$11.19			$11.19
Institutional Class net assets	$—	$12,691			$12,691
Institutional Class shares outstanding	—	1,222			1,222
Institutional Class net asset value per share	$—	$10.39			$10.39

*     The information in the table is as of January 31, 2012 and assumes that the Reorganization has taken place.  The capitalizations will be different on the Closing Date as a result of daily Fund share purchase, redemption, and market activity.
(1)     Holders of the Fifth Third LifeModel Aggressive FundSM Class B shares will receive Class A shares of the Touchstone Growth Allocation Fund upon closing of the Reorganization.
(2)     Pro forma shares outstanding have been adjusted for the accumulated change in the number of shares of the Fifth Third LifeModel Aggressive FundSM’s shareholder accounts based on the relative value of the Fifth Third LifeModel Aggressive FundSM’s and the Touchstone Growth Allocation Fund’s net asset value per share.
(3)     Holders of the Fifth Third LifeModel Aggressive FundSM Institutional shares will receive Class Y shares of the Touchstone Growth Allocation Fund upon closing of the Reorganization.

164

	Fifth Third LifeModel Moderately Aggressive Fund SM (Acquired Fund)*	Touchstone Moderate Growth Allocation Fund (Acquiring Fund)*	Pro Forma Adjustments*		Pro Forma Combined Touchstone Moderate Growth Allocation Fund*

Net Assets (all classes)	$164,396,876	$70,385,528			$234,782,404
Class A net assets	$54,445,994	$16,534,247	$11,924,000	(1)	$82,904,241
Class A shares outstanding	4,828,760	1,521,120	1,277,156	(1),(2)	7,627,036
Class A net asset value per share	$11.28	$10.87			$10.87
Class B net assets	$11,924,000	$—	$(11,924,000	) (1)	$—
Class B shares outstanding	1,069,152	—	(1,069,152	) (1)	—
Class B net asset value per share	$11.15	—			$—
Class C net assets	$2,726,607	$52,640,804			$55,367,411
Class C shares outstanding	244,545	4,933,239	10,979	(2)	5,188,763
Class C net asset value per share	$11.15	$10.67			$10.67
Class Y net assets (3)	$95,300,275	$1,202,634			$96,502,909
Class Y shares outstanding (3)	8,438,939	109,701	254,093	(2)	8,802,733
Class Y net asset value per share (3)	$11.29	$10.96			$10.96
Institutional Class net assets	$—	$7,843			$7,843
Institutional Class shares outstanding	—	719			719
Institutional Class net asset value per share	$—	$10.90			$10.90

*     The information in the table is as of January 31, 2012 and assumes that the Reorganization has taken place.  The capitalizations will be different on the Closing Date as a result of daily Fund share purchase, redemption, and market activity.
(1)     Holders of the Fifth Third LifeModel Moderately Aggressive FundSM Class B shares will receive Class A shares of the Touchstone Moderate Growth Allocation Fund upon closing of the Reorganization.
(2)     Pro forma shares outstanding have been adjusted for the accumulated change in the number of shares of the Fifth Third LifeModel Moderately Aggressive FundSM’s shareholder accounts based on the relative value of the Fifth Third LifeModel Moderately Aggressive FundSM’s and the Touchstone Moderate Growth Allocation Fund’s net asset value per share.
(3)     Holders of the Fifth Third LifeModel Moderately Aggressive FundSM Institutional shares will receive Class Y shares of the Touchstone Moderate  Growth Allocation Fund upon closing of the Reorganization.

165

	Fifth Third LifeModel Moderate Fund SM (Acquired Fund)*	Touchstone Balanced Allocation Fund (Acquiring Fund)*	Pro Forma Adjustments*		Pro Forma Combined Touchstone Balanced Allocation Fund*

Net Assets (all classes)	$234,534,912	$58,259,445			$292,794,357
Class A net assets	$38,183,124	$10,845,229	$7,808,946	(1)	$56,837,299
Class A shares outstanding	3,546,715	991,074	656,197	(1),(2)	5,193,986
Class A net asset value per share	$10.77	$10.94			$10.94
Class B net assets	$7,808,946	$—	$(7,808,946	) (1)	$—
Class B shares outstanding	729,132	—	(729,132	) (1)	—
Class B net asset value per share	$10.71	$—			$—
Class C net assets	$2,525,253	$45,574,807			$48,100,060
Class C shares outstanding	235,826	4,172,507	(4,632	) (2)	4,403,701
Class C net asset value per share	$10.71	$10.92			$10.92
Class Y net assets (3)	$186,017,589	$1,810,588			$187,828,177
Class Y shares outstanding (3)	17,253,081	165,174	(283,307	) (2)	17,134,948
Class Y net asset value per share (3)	$10.78	$10.96			$10.96
Institutional Class net assets	$—	$28,821			$28,821
Institutional Class shares outstanding	—	2,641			2,641
Institutional Class net asset value per share	$—	$10.91			$10.91

*     The information in the table is as of January 31, 2012 and assumes that the Reorganization has taken place.  The capitalizations will be different on the Closing Date as a result of daily Fund share purchase, redemption, and market activity.
(1)     Holders of the Fifth Third LifeModel Moderate FundSM Class B shares will receive Class A shares of the Touchstone Balanced Allocation Fund upon closing of the Reorganization.
(2)     Pro forma shares outstanding have been adjusted for the accumulated change in the number of shares of the Fifth Third LifeModel Moderate FundSM’s shareholder accounts based on the relative value of the Fifth Third LifeModel Moderate FundSM’s and the Touchstone Balanced Allocation Fund’s net asset value per share.
(3)     Holders of the Fifth Third LifeModel Moderate FundSM Institutional shares will receive Class Y shares of the Touchstone Balanced Allocation Fund upon closing of the Reorganization.

166

	Fifth Third LifeModel Moderately Conservative Fund SM (Acquired Fund)*	Fifth Third LifeModel Conservative Fund SM (Acquired Fund)*	Touchstone Conservative Allocation Fund (Acquiring Fund)*	Pro Forma Adjustments*		Pro Forma Combined Touchstone Conservative Allocation Fund*

Net Assets (all classes)	$49,005,163	$39,637,066	$36,244,177			$124,886,406
Class A net assets	$14,713,755	$9,751,481	$9,248,288	$4,322,729	(1)	$38,036,253
Class A shares outstanding	1,492,284	986,265	856,825	188,566	(1),(2)	3,523,940
Class A net asset value per share	$9.86	$9.89	$10.79			$10.79
Class B net assets	$2,749,132	$1,573,597	$—	$(4,322,729	) (1)	$—
Class B shares outstanding	279,892	159,670	—	(439,562	) (1)	—
Class B net asset value per share	$9.82	$9.86	$—			$—
Class C net assets	$988,679	$749,599	$18,864,229			$20,602,507
Class C shares outstanding	100,614	75,960	1,756,807	(14,690	) (2)	1,918,691
Class C net asset value per share	$9.83	$9.87	$10.74			$10.74
Class Y net assets (3)	$30,553,597	$27,562,389	$1,899,774			$60,015,760
Class Y shares outstanding (3)	3,093,221	2,781,380	175,921	(493,002	) (2)	5,557,520
Class Y net asset value per share (3)	$9.88	$9.91	$10.80			$10.80
Institutional Class net assets	$—	$—	$6,231,886			$6,231,886
Institutional Class shares outstanding	—	—	576,580			576,580
Institutional Class net asset value per share	$—	$—	$10.81			$10.81

*     The information in the table is as of January 31, 2012 and assumes that the Reorganizations have taken place.  The capitalizations will be different on the Closing Date as a result of daily Fund share purchase, redemption, and market activity.
(1)     Holders of the Fifth Third LifeModel Moderately Conservative FundSM and Fifth Third LifeModel Conservative FundSM Class B shares will receive Class A shares of the Touchstone Conservative Allocation Fund upon closing of the Reorganization.
(2)     Pro forma shares outstanding have been adjusted for the accumulated change in the number of shares of the Fifth Third LifeModel Moderately Conservative Fund’s and the Fifth Third LifeModel Conservative FundSM’s shareholder accounts based on the relative value of the Fifth Third LifeModel Moderately Conservative FundSM’s, Fifth Third LifeModel Conservative FundSM’s and the Touchstone Conservative Allocation Fund’s net asset value per share.
(3)     Holders of the Fifth Third LifeModel Moderately Conservative FundSM and Fifth Third LifeModel Conservative FundSM Institutional shares will receive Class Y shares of the Touchstone Conservative Allocation Fund upon closing of the Reorganization.

167

	Fifth Third Micro Cap Value Fund (Acquired Fund)*	Pro Forma Adjustments*		Pro Forma Touchstone Micro Cap Value Fund*

Net Assets (all classes)	$50,689,019			$50,689,019
Class A net assets	$18,013,964	$177,906	(1)	$18,191,870
Class A shares outstanding	4,168,106	41,164	(1),(2)	4,209,270
Class A net asset value per share	$4.32			$4.32
Class B net assets	$177,906	$(177,906	)(1)	—
Class B shares outstanding	46,588	(46,588	)(1)	—
Class B net asset value per share	$3.82			—
Class C net assets	$5,002,976			$5,002,976
Class C shares outstanding	1,308,396			1,308,396
Class C net asset value per share	$3.82			$3.82
Class Y net assets (3)	$27,494,173			$27,494,173
Class Y shares outstanding (3)	5,878,278			5,878,278
Class Y net asset value per share (3)	$4.68			$4.68

*     The information in the table is as of January 31, 2012 and assumes that the Reorganization has taken place.  The capitalizations will be different on the Closing Date as a result of daily Fund share purchase, redemption, and market activity.
(1)    Holders of the Fifth Third Micro Cap Value Fund Class B shares will receive Class A shares of the Touchstone Micro Cap Value Fund upon closing of the Reorganization.
(2)     Pro forma shares outstanding have been adjusted for the accumulated change in the number of shares of the Fifth Third Micro Cap Value Fund’s shareholder accounts based on the relative value of the Fifth Third Micro Cap Value Fund’s and the Touchstone Micro Cap Value Fund’s net asset value per share.
(3)    Holders of the Fifth Third Micro Cap Value Fund Institutional shares will receive Class Y shares of the Touchstone Micro Cap Value Fund upon  closing of the Reorganization.

	Fifth Third Small Cap Value Fund (Acquired Fund)*	Pro Forma Adjustments*		Pro Forma Touchstone Small Company Value Fund*

Net Assets (all classes)	$61,242,783	—		$61,242,783
Class A net assets	$1,995,083	$485,406	(1)	$2,480,489
Class A shares outstanding	108,097	26,300	(1),(2)	134,397
Class A net asset value per share	$18.46			$18.46
Class B net assets	$485,406	$(485,406	)(1)	—
Class B shares outstanding	27,863	(27,863	)(1)	—
Class B net asset value per share	$17.42			—
Class C net assets	$1,685,524	—		$1,685,524
Class C shares outstanding	97,121			97,121
Class C net asset value per share	$17.35			$17.35
Class Y net assets (3)	$57,076,770	—		$57,076,770
Class Y shares outstanding (3)	3,054,504	—		3,054,504
Class Y net asset value per share (3)	$18.69			$18.69

*     The information in the table is as of January 31, 2012 and assumes that the Reorganization has taken place.  The capitalizations will be different on the Closing Date as a result of daily Fund share purchase, redemption, and market activity.
(1)    Holders of the Fifth Third Small Cap Value Fund Class B shares will receive Class A shares of the Touchstone Small Company Value Fund upon closing of the Reorganization.
(2)     Pro forma shares outstanding have been adjusted for the accumulated change in the number of shares of the Fifth Third Small Cap Value Fund’s shareholder accounts based on the relative value of the Fifth Third Small Cap Value Fund’s and the Touchstone Small Company Value Fund’s net asset value per share.
(3)    Holders of the Fifth Third Small Cap Value Fund Institutional shares will receive Class Y shares of the Touchstone Small Company Value Fund upon closing of the Reorganization.
168

	Fifth Third International Equity Fund (Acquired Fund)*	Pro Forma Adjustments*		Pro Forma Touchstone International Value Fund*

Net Assets (all classes)	$156,948,315			$156,948,315
Class A net assets	$8,566,820	$221,759	(1)	$8,788,579
Class A shares outstanding	1,181,869	30,594	(1),(2)	1,212,463
Class A net asset value per share	$7.25			$7.25
Class B net assets	$221,759	$(221,759	)(1)	—
Class B shares outstanding	30,757	(30,757	)(1)	—
Class B net asset value per share	$7.21			—
Class C net assets	$204,098			$204,098
Class C shares outstanding	30,047			30,047
Class C net asset value per share	$6.79			$6.79
Class Y net assets (3)	$147,955,638			$147,955,638
Class Y shares outstanding (3)	20,419,716			20,419,716
Class Y net asset value per share (3)	$7.25			$7.25

*     The information in the table is as of January 31, 2012 and assumes that the Reorganization has taken place.  The capitalizations will be different on the Closing Date as a result of daily Fund share purchase, redemption, and market activity.
(1)   Holders of the Fifth Third International Equity Fund Class B shares will receive Class A shares of the Touchstone International Value Fund upon closing of the Reorganization.
(2)    Pro forma shares outstanding have been adjusted for the accumulated change in the number of shares of the Fifth Third International Equity Fund’s shareholder accounts based on the relative value of the Fifth Third International Equity Fund’s and the Touchstone International Value Fund’s net asset value per share.
(3)   Holders of the Fifth Third International Equity Fund Institutional shares will receive Class Y shares of the Touchstone International Value Fund upon closing of the Reorganization.

	Fifth Third Strategic Income Fund (Acquired Fund)*	Pro Forma Adjustments*		Pro Forma Touchstone Strategic Income Fund*

Net Assets (all classes)	$207,472,244	—		$207,472,244
Class A net assets	$35,376,409	$472,601	(1)	$35,849,010
Class A shares outstanding	3,363,058	44,928	(1),(2)	3,407,986
Class A net asset value per share	$10.52			$10.52
Class B net assets	$472,601	$(472,601	)(1)	—
Class B shares outstanding	44,973	(44,973	)(1)	—
Class B net asset value per share	$10.51			—
Class C net assets	$21,553,274			$21,553,274
Class C shares outstanding	2,070,791			2,070,791
Class C net asset value per share	$10.41			$10.41
Class Y net assets (3)	$150,069,960			$150,069,960
Class Y shares outstanding (3)	14,233,594			14,233,594
Class Y net asset value per share (3)	$10.54			$10.54

*      The information in the table is as of January 31, 2012 and assumes that the Reorganization has taken place.  The capitalizations will be different on the Closing Date as a result of daily Fund share purchase, redemption, and market activity.
(1)    Holders of the Fifth Third Strategic Income Fund Class B shares will receive Class A shares of the Touchstone Strategic Income Fund upon closing of the Reorganization.
(2)     Pro forma shares outstanding have been adjusted for the accumulated change in the number of shares of the Fifth Third Strategic Income Fund’s shareholder accounts based on the relative value of the Fifth Third Strategic Income Fund’s and the Touchstone Strategic Income Fund’s net asset value per share.
(3)    Holders of the Fifth Third Strategic Income Fund Institutional shares will receive Class Y shares of the Touchstone Strategic Income Fund upon closing of the Reorganization.
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ADDITIONAL INFORMATION REGARDING ACQUIRING FUNDS AND THE ACQUIRED FUNDS

Management of the Funds

Investment Advisor to the Acquiring Funds

Touchstone Advisors, Inc. (“Touchstone Advisors”), located at 303 Broadway, Suite 1100, Cincinnati, Ohio 45202, is the investment advisor of the Acquiring Funds and will serve as the investment advisor to each of the Acquiring Funds upon closing of the Reorganizations.  Touchstone Advisors has been a registered investment advisor since 1994. As of June 30, 2012, Touchstone Advisors had approximately $11.5 billion in assets under management.  As the Acquiring Funds’ investment advisor, Touchstone Advisors continuously reviews, supervises and administers the Acquiring Funds’ investment programs and also ensures compliance with the Acquiring Funds’ investment policies and guidelines.  Touchstone Advisors is responsible for selecting each Acquiring Fund’s sub-advisor(s), subject to approval by the Board of Trustees. Touchstone Advisors selects a sub-advisor that has shown good investment performance in its areas of expertise. Touchstone Advisors considers various factors in evaluating a sub-advisor, including: level of knowledge and skill; performance as compared to its peers or benchmark; consistency of performance over 5 years or more; level of compliance with investment rules and strategies; employees facilities and financial strength and quality of service.  Touchstone Advisors will also continually monitor each sub-advisor’s performance through various analyses and through in-person, telephone and written consultations with a sub-advisor. Touchstone Advisors discusses its expectations for performance with each sub-advisor and provides evaluations and recommendations to the Touchstone Board of Trustees, including whether or not a sub-advisor’s contract should be renewed, modified or terminated.

The Securities and Exchange Commission (the “SEC”) has granted an exemptive order that permits the Touchstone Trusts or Touchstone Advisors, under certain conditions, to select or change unaffiliated sub-advisors, enter into new sub-advisory agreements or amend existing sub-advisory agreements without first obtaining shareholder approval. The Acquiring Funds must still obtain shareholder approval of any sub-advisory agreement with a sub-advisor affiliated with the Touchstone Trusts or Touchstone Advisors other than by reason of serving as a sub-advisor to one or more Acquiring Funds. Shareholders of an Acquiring Fund will be notified of any changes in its sub-advisory arrangements.  After the Reorganizations, Touchstone Advisors and the Touchstone Trusts will continue to rely on this exemptive order.

Touchstone Advisors is a wholly owned subsidiary of Western-Southern Mutual Holding Company (“Western-Southern”).  Touchstone Advisors is also responsible for running all of the operations of the Acquiring Funds, except those that are subcontracted to the sub-advisors, custodian, transfer agent, sub-administrative agent or other parties.

Sub-Advisors to the Acquiring Funds

Information regarding each of the Acquiring Fund’s sub-advisors and portfolio managers is provided below.  The Touchstone SAIs and the SAI related to this Prospectus/Proxy Statement for the Shell Funds provide additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Fund.

Sub-Advisor to the Touchstone Large Cap Growth Fund

Navellier & Associates, Inc. (“Navellier”), One East Liberty, Third Floor, Reno, NV 89501, has been a registered investment advisor since 1987 and has managed the Fund since 2004. Its sister company, that is now dissolved, Navellier Management, Inc., managed the Fund from its inception until 2004. As sub-advisor, Navellier makes investment decisions for the Fund and also ensures compliance with the Fund’s investment policies and guidelines. As of March 31, 2012, Navellier had approximately $3.3 billion assets under management.  Touchstone Advisors pays sub-advisory fees to Navallier from its advisory fee.

Touchstone Large Cap Growth Fund

Shawn C. Price is the primary manager and Louis G. Navellier is the secondary manager of the Fund and both have managed the Fund since its inception.  Mr. Price has been a Portfolio Manager for Navellier since 1991 and Mr. Navellier has been the Chief Executive Officer of Navellier since 1987.

Sub-Advisor to the Touchstone Growth Opportunities Fund

Westfield Capital Management Company, L.P. (“Westfield”), One Financial Center, Boston, MA 02111, has been a registered investment advisor since 1989 and has managed the Growth Opportunities Fund since July 2006.  As

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sub-advisor, Westfield makes investment decisions for the Fund and also ensures compliance with the Fund’s investment policies and guidelines. As of March 31, 2012, Westfield had approximately $15.9 billion assets under management.  Touchstone Advisors pays sub-advisory fees to Westfield from its advisory fee.

Touchstone Growth Opportunities Fund

William A. Muggia is the lead member of the Westfield Investment Committee, and he covers the Healthcare and Energy sectors.  Mr. Muggia is President, Chief Executive Officer, Chief Investment Officer and Partner of Westfield.  He has worked at Westfield since 1994 and has managed the Fund since 2006.

Sub-Advisor to the Touchstone Value Fund

Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”), is an SEC-registered advisor located at 2200 Ross Avenue, 31st Floor, Dallas, Texas 75201.  As sub-advisor, Barrow Hanley makes investment decisions for the Fund and also ensures compliance with the Fund’s investment policies and guidelines.  Barrow Hanley has provided value-oriented investment strategies to institutional investors and mutual funds since 1979.  As of March 31, 2012, Barrow Hanley managed approximately $66.7 billion in assets.  Touchstone Advisors pays sub-advisory fees to Barrow Hanley from its advisory fee.

Touchstone Value Fund

James P. Barrow founded Barrow Hanley in August 1979.  Mr. Barrow serves as Executive Director and President, positions he has held since 2000, and Portfolio Manager, a position he has held since 1979.  He is currently a member of the large cap value equity team.  Robert J. Chambers, CFA, joined Barrow Hanley in August 1994.  Mr. Chambers is a Managing Director and Portfolio Manager and serves as a member of the large cap value equity team.  Timothy J. Culler, CFA joined Barrow Hanley in May 1999.  Mr. Culler is a Managing Director and Portfolio Manager and serves as a member of the large cap value equity team.  J. Ray Nixon, Jr. joined Barrow Hanley in June 1994.  Mr. Nixon is an Executive Director and Portfolio Manager and serves as member of the large cap value equity team.  Mark Giambrone, CPA joined Barrow Hanley in January 1999.  Mr. Giambrone is a Managing Director and Portfolio Manager and serves as a member of the large cap value equity team.

Sub-Advisor to the Touchstone High Yield Fund, Touchstone Ultra Short Duration Fixed Income Fund and Touchstone Core Bond Fund

Fort Washington Investment Advisors, Inc. (“Fort Washington”), an affiliate of Touchstone Advisors, is an SEC-registered advisor located at 303 Broadway, Suite 1200, Cincinnati, Ohio 45202. As sub-advisor, Fort Washington makes investment decisions for the Funds and also ensures compliance with the Funds’ investment policies and guidelines. As of March 31, 2012, Fort Washington had approximately $38.4 billion in assets under management.  Touchstone Advisors pays sub-advisory fees to Fort Washington from its advisory fee.

Touchstone High Yield Fund

Brendan M. White, CFA, is primarily responsible for managing the Fund and has managed the Fund since its inception. Mr. White is a Managing Director and Senior Portfolio Manager and has worked at Fort Washington since 1993. Timothy Jossart, CFA, has research responsibilities for certain sectors and has assisted Brendan White with the management of the Fund since 2011. Mr. Jossart is an Assistant Vice President, Assistant Portfolio Manager and Senior Credit Research Manager and has been employed by Fort Washington since 1996.

Touchstone Ultra Short Duration Fixed Income Fund

Scott D. Weston, Vice President and Senior Portfolio Manager, joined Fort Washington in September 1999. He is also Fort Washington’s lead sector specialist in mortgage-backed and asset-backed securities. Mr. Weston is a graduate of the University of Utah with a BS in Finance and the University of Cincinnati with an MBA in Finance. He has investment experience dating back to 1992.

Brent A. Miller, CFA, Portfolio Manager, joined Fort Washington in June 2001. He became a portfolio manager in 2008 and was an assistant portfolio manager prior to 2008. Mr. Miller graduated Magna Cum Laude from the University of Evansville with a BS in Mathematics. He has investment experience dating back to 1999.

Touchstone Core Bond Fund

Timothy J. Policinski, CFA, is the primary manager and Daniel J. Carter, CFA, is the secondary manager of the Fund. Mr. Policinski is a Managing Director and Senior Portfolio Manager. He has worked at Fort Washington and managed the Fund since 2001. Mr. Policinski has over 20 years of fixed-income management experience. Daniel J.

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Carter began as an Assistant Portfolio Manager of Fort Washington in 2000 and has been an Assistant Vice President and Portfolio Manager since 2007. He has managed the Fund since September 2001.

Sub-Advisor to the Touchstone Growth Allocation Fund, Touchstone Moderate Growth Allocation Fund, Touchstone Balanced Allocation Fund and Touchstone Conservative Allocation Fund (“Asset Allocation Funds”)

Ibbotson Associates, Inc. (“Ibbotson”), an SEC-registered advisor located at 22 West Washington Street, Chicago, Illinois 60602, is a wholly-owned subsidiary of Morningstar, Inc.  As sub-advisor, Ibbotson makes investment decisions for the Asset Allocation Funds and also ensures compliance with each Asset Allocation Fund’s investment policies and guidelines.  As of December 31, 2011, Ibbotson had approximately $92.8 billion in assets under management.  Touchstone Advisors pays sub-advisory fees to Ibbotson from its advisory fee.

Asset Allocation Funds

Brian Huckstep, CFA, Portfolio Manager, has served as a portfolio manager at Ibbotson since 2005.  Scott Wentsel, CFA, CFP, Portfolio Manager, has served as a Vice President and Senior Portfolio Manager at Ibbotson since 2005.  John Thompson, Jr., Co-Head Investment Advisory, and served as Vice President, Portfolio Manager & Director, Global Investment Services at Ibbotson from 2006 to 2011 and Portfolio Manager from 1999 to 2006.  Chris Armstrong, CFA, Portfolio Manager, has served as a portfolio manager at Ibbotson since 2005.

Sub-Advisor to the Touchstone Micro Cap Value Fund and Touchstone Strategic Income Fund

Fifth Third Asset Management, Inc. (“FTAM”), the current investment advisor to each of the Acquired Funds, will serve as the sub-advisor to the Touchstone Micro Cap Value Fund and the Touchstone Strategic Income Fund upon closing of the Reorganizations.  FTAM is located at 38 Fountain Square Plaza, Cincinnati, Ohio 45202. FTAM is a wholly-owned subsidiary of Fifth Third Bank. Fifth Third Bank is a wholly-owned subsidiary of Fifth Third Financial Corporation, which is in turn a wholly-owned subsidiary of Fifth Third Bancorp. FTAM provides comprehensive advisory services for institutional and personal clients. FTAM offers a broadly diversified asset management product line utilizing proprietary mutual funds, commingled funds, and separate accounts.  As of June 30, 2012, FTAM had approximately $14.74 billion of assets under management.  Touchstone Advisors will pay sub-advisory fees to FTAM from its advisory fee.

Touchstone Micro Cap Value Fund

Eric J. Holmes, CFA, is the Director of the Small Cap Value Strategies team for FTAM. He joined FTAM in 2003 and has 18 years of investment experience. Prior to joining FTAM, he was a Director for Victory Capital Management on the Large Cap Value product, covering the Insurance and miscellaneous Consumer Cyclicals industries. Mr. Holmes also spent 5 years with Manning & Napier Advisors as a Research Analyst, Research Associate, and Research Assistant for the Small Cap Value and Large Cap Value products.

Craig P. Nedbalski, CFA, is a Portfolio Manager on the Small Cap Value Strategies team for FTAM. He joined FTAM in 2005 and has 17 years of investment experience. Prior to joining FTAM, Mr. Nedbalski was with Victory Capital Management where he was a Managing Director, providing stock research and analysis with a focus on the Telecommunications, Media, Consumer Discretionary, and Technology sectors.

Michael Barr, CFA, is a Portfolio Manager on the Small Cap Value Strategies team for FTAM. He joined FTAM in 2011 and has 25 years of investment experience. Prior to joining FTAM, Mr. Barr was with Victory Capital Management since 1998, where he was a Managing Director - Equity Analyst, providing stock research and analysis focusing on Healthcare, Consumer Staples, Cyclicals, and Basic Industries throughout his tenure.

Touchstone Strategic Income Fund

Peter Kwiatkowski, CFA, is the Director of Growth and Income Strategies for FTAM. He joined FTAM in 2002 and has 13 years of investment experience. Prior to joining FTAM, he worked in Fifth Third Bank’s Treasury Group where his responsibilities included structured finance, investments, balance sheet management, and economic analysis. Prior to that, Mr. Kwiatkowski served as a Portfolio Analyst for Pacific Investment Management Company (PIMCO). His previous experience also includes 7 years in real estate, most recently as the manager of a unit handling defaulted mortgages.

David L. Withrow, CFA, is the Director of Taxable Fixed Income, responsible for the management of actively managed fixed income portfolios for FTAM. He joined FTAM in 2001 as a Senior Fixed Income Portfolio Manager

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and has 23 years of investment experience. Prior to that, David served in a similar capacity for Fifth Third Bank Investment Advisors.

Mitchell L. Stapley, CFA, is the Chief Fixed Income Officer overseeing all Fixed Income strategies for FTAM. He joined FTAM in 2001 and has 28 years of investment experience. Prior to joining FTAM, he held a similar position at Lyon Street Asset Management, a subsidiary of Old Kent Bank, which was later acquired by Fifth Third Bank. Previously, he was Manager of Short Term Investments/Foreign Exchange Exposure at Navistar International Corporation in Chicago. While at Navistar, he was responsible for both investment strategy and implementation, and foreign exchange hedging and trading. Prior to that, Mr. Stapley served as a Portfolio Manager for William Wrigley Jr. Company in Chicago.

Mirko M. Mikelic is a Senior Portfolio Manager on the Fixed Income team, responsible for research and portfolio strategy for FTAM. He joined FTAM in 2003 as a Senior Fixed Income Analyst and has 15 years of investment experience. Prior to joining FTAM, Mr. Mikelic was an International Equity Analyst at Reach Capital Management and authored research reports for CCN LLC. Prior to CCN, he spent several years on the liability management desk of Credit Suisse First Boston/DLJ where he also worked with several of the largest fixed income managers globally in a mortgage sales capacity. Mr. Mikelic began his career in the investment business as a Fixed Income Associate on Morgan Stanley’s mortgage research and trading desks as part of their fixed income training program.

John L. Cassady III, CFA, is a Senior Portfolio Manager on the Taxable Fixed Income team for FTAM. He joined FTAM in 2001 and has 22 years of investment experience. Prior to joining FTAM, he held a similar position at Lyon Street Asset Management, a subsidiary of Old Kent Bank, which was acquired by Fifth Third Bank. Previously, he was a fixed income portfolio manager at Atlantic Portfolio Analytics & Management (APAM) which has since been acquired by Utendahl Capital Management (now UCM Partners).

Dan Popowics, CFA, is a Portfolio Manager on the Growth & Income Strategies team and serves as a Portfolio Manager for Mid Cap Growth strategies for FTAM. He joined FTAM in 2009 and has 13 years of investment experience. From 1999 to 2009, Mr. Popowics was an Equity Analyst with Fifth Third Bank Investment Advisors and covered the Consumer Discretionary, Consumer Staples, Health Care, and Financials sectors.

Jason M. Schwartz, CFA, serves as a Portfolio Manager on the Fixed Income team for FTAM. He joined FTAM in 2004 and has 8 years of investment experience.

Sub-Advisor to the Touchstone Small Company Value Fund

DePrince, Race & Zollo, Inc. (“DRZ”), an SEC-registered investment advisor located at 250 Park Avenue South, Suite 250, Winter Park, FL, 32789, will serve as the sub-advisor to the Touchstone Small Company Value Fund upon the closing of the Reorganization.  As sub-advisor, DRZ will make investment decisions for the Fund and will also ensure compliance with the Fund’s investment policies and guidelines. As of March 31, 2012, DRZ had approximately $7.1 billion in assets under management.  Touchstone Advisors will pay sub-advisory fees to DRZ from its advisory fee.

Gregory T. Ramsby, Partner and Portfolio Manager, joined DRZ in 1996. Prior to joining DRZ, Mr. Ramsby was employed at First Union Capital Management as an equity analyst and Associate Portfolio Manager. Prior to that, he was an equity analyst at Nations Bank Investment Management.

Sub-Advisor to the Touchstone International Value Fund

Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”), an SEC-registered advisor located at 2200 Ross Avenue, 31st Floor, Dallas, Texas 75201, will serve as the sub-advisor to the Touchstone International Value Fund upon the closing of the Reorganization.  As sub-advisor, Barrow Hanley will make investment decisions for the Fund and will also ensure compliance with the Fund’s investment policies and guidelines.  Barrow Hanley has provided value-oriented investment strategies to institutional investors and mutual funds since 1979.  As of March 31, 2012, Barrow Hanley managed $67 billion in assets.  Touchstone Advisors will pay sub-advisory fees to Barrow Hanley from its advisory fee.

Barrow Hanley will manage the Touchstone International Value Fund with a team, including a portfolio manager, an assistant portfolio manager, and analysts who are responsible for the coverage of specific sectors. David A. Hodges, Jr. is the lead portfolio manager and Randolph S. Wrighton, Jr. is the assistant portfolio manager.  David A. Hodges, Jr, CFA, joined Barrow Hanley in 2001. Randolph S. Wrighton, Jr., CFA, joined Barrow Hanley in 2005 as an equity analyst.

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Investment Advisor to the Acquired Funds

FTAM, located at 38 Fountain Square Plaza, Cincinnati, Ohio 45202, serves as investment advisor to the Acquired Funds. FTAM is a wholly-owned subsidiary of Fifth Third Bank. Fifth Third Bank is a wholly-owned subsidiary of Fifth Third Financial Corporation, which is in turn a wholly-owned subsidiary of Fifth Third Bancorp. FTAM provides comprehensive advisory services for institutional and personal clients. FTAM offers a broadly diversified asset management product line utilizing proprietary mutual funds, commingled funds, and separate accounts.  As of June 30, 2012, FTAM had approximately $14.74 billion of assets under management.

Comparison of Investment Advisory Fees

Pursuant to investment advisory agreements, each of FTAM and Touchstone Advisors, respectively, is entitled to receive a fee with respect to the average daily net assets of the Funds for which they act as investment advisor, which is computed and paid monthly. The advisory fees payable to FTAM with respect to the Acquired Funds and to Touchstone Advisors with respect to the corresponding Acquiring Funds are set forth in the table below.  Touchstone Advisors pays sub-advisory fees to each sub-advisor from its advisory fee and with respect to the Fifth Third High Yield Bond Fund, FTAM pays a sub-advisory fee to Fort Washington from its advisory fee.   The following table sets forth each Fund’s advisory fee as a percentage of average daily net assets.

Acquired Fund	Advisory Fee	Acquiring Funds	Advisory Fee

Fifth Third Quality Growth Fund	0.80%	Touchstone Large Cap Growth Fund	0.75% on the first $200 million; 0.70% from $200 million to $1 billion; and 0.65% thereafter
Fifth Third Mid Cap Growth Fund	0.80%	Touchstone Growth Opportunities Fund	0.75% on the first $500 million; 0.70% from $500 million to $1 billion; and 0.65% thereafter
Fifth Third Disciplined Large Cap Value Fund	0.80%	Touchstone Value Fund
0.75% on first $300 million; 0.73% on next $200 million; 0.72% on next $250 million; 0.70% on next $250 million; 0.68% on the next $500 million; 0.67% on the next $500 million; and 0.66% on average daily net assets over $2 billion

Fifth Third All Cap Value Fund	1.00%	Touchstone Value Fund
0.75% on first $300 million; 0.73% on next $200 million; 0.72% on next $250 million; 0.70% on next $250 million; 0.68% on the next $500 million; 0.67% on the next $500 million; and 0.66% on average daily net assets over $2 billion

Fifth Third High Yield Bond Fund	0.70%	Touchstone High Yield Fund	0.60% of average daily net assets up to $50 million; 0.50% of assets from $50 million to $300 million; 0.45% of assets over $300 million
Fifth Third Short Term Bond Fund	0.50%	Touchstone Ultra Short Duration Fixed Income Fund	0.25%
Fifth Third Total Return Bond Fund	0.60%	Touchstone Core Bond Fund	0.50% of average daily net assets up to $100 million; 0.45% of assets from $100 million to $200 million; 0.40% of assets from $200 million to $300 million; 0.35% of assets over $300 million
Fifth Third LifeModel Aggressive FundSM	0.15%	Touchstone Growth Allocation Fund	0.25% on first $1 billion; 0.225% on next $1 billion; 0.20% on next $1 billion; and 0.175% on average daily net assets over $3 billion
Fifth Third LifeModel Moderately Aggressive FundSM	0.15%	Touchstone Moderate Growth Allocation Fund	0.25% on first $1 billion; 0.225% on next $1 billion; 0.20% on next $1 billion; and 0.175% on average daily net assets over $3 billion

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Acquired Fund	Advisory Fee	Acquiring Funds	Advisory Fee

Fifth Third LifeModel Moderate FundSM	0.15%	Touchstone Balanced Allocation Fund	0.20% on first $1 billion; 0.175% on next $1 billion; 0.15% on next $1 billion; and 0.125% on average daily net assets over $3 billion
Fifth Third LifeModel Moderately Conservative FundSM	0.15%	Touchstone Conservative Allocation Fund	0.20% on first $1 billion; 0.175% on next $1 billion; 0.15% on next $1 billion; and 0.125% on average daily net assets over $3 billion
Fifth Third LifeModel Conservative FundSM	0.15%	Touchstone Conservative Allocation Fund	0.20% on first $1 billion; 0.175% on next $1 billion; 0.15% on next $1 billion; and 0.125% on average daily net assets over $3 billion
Fifth Third Micro Cap Value Fund	1.00%	Touchstone Micro Cap Value Fund	1.00%
Fifth Third Small Cap Value Fund	0.90%	Touchstone Small Company Value Fund	0.90%
Fifth Third International Equity Fund	1.00%	Touchstone International Value Fund	1.00%
Fifth Third Strategic Income Fund	1.00%	Touchstone Strategic Income Fund	0.70%

Acquiring Funds’ Advisory and Sub-Advisory Agreement Approval

A discussion of the basis for the Touchstone Board of Trustees’ approval of the Touchstone Large Cap Growth Fund’s and Touchstone Growth Opportunities Fund’s advisory and sub-advisory agreements can be found in Touchstone Strategic Trust’s March 31, 2012 Annual Report.  A discussion of the basis for the Touchstone Board of Trustees’ approval of the Touchstone Value Fund’s advisory and sub-advisory agreements can be found in Touchstone Strategic Trust’s June 30, 2012 Annual Report. A discussion of the basis for the Board of Trustees’ approval of the Touchstone High Yield Fund’s and Touchstone Core Bond Fund’s advisory and sub-advisory agreements can be found in the Touchstone Investment Trust’s March 31, 2012 Semi-Annual Report.  A discussion of the basis for the Board of Trustees’ approval of the Touchstone Ultra Short Duration Fixed Income Fund’s advisory and sub-advisory agreements can be found in the Touchstone Funds Group Trust’s March 31, 2012 Semi-Annual Report.  A discussion of the basis for the Touchstone Board of Trustees’ approval of the Touchstone Growth Allocation Fund’s, Touchstone Moderate Growth Allocation Fund’s, Touchstone Balanced Allocation Fund’s and Touchstone Conservative Allocation Fund’s advisory and sub-advisory agreements can be found in Touchstone Strategic Trust’s July 31, 2012 Annual Report.  A discussion of the basis for the Touchstone Board of Trustees’ approval of the Touchstone Micro Cap Value Fund’s, Touchstone Small Company Value Fund’s, Touchstone International Value Fund’s and Touchstone Strategic Income Fund’s advisory and sub-advisory agreements can be found in Touchstone Strategic Trust’s January 31, 2013 Semi-Annual Report.

Expense Limitation Agreements with respect to the Acquiring Funds

Touchstone Advisors has contractually agreed to waive fees and reimburse expenses to the extent necessary to ensure certain Funds’ total annual operating expenses (excluding dividend expenses relating to short sales, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, the cost of “Acquired Fund Fees and Expenses,” if any, and other extraordinary expenses not incurred in the ordinary course of business (the “Excluded Amounts”)) do not exceed the contractual limits set forth below in the column entitled “Current Expense Limit.”  The contractual limits set forth below have been adjusted for each class of each Fund to include the effect of Rule 12b-1 fees, shareholder servicing fees and other anticipated class specific expenses, if applicable.

Effective upon consummation of the Reorganizations, Touchstone Advisors has contractually agreed to waive fees and reimburse expenses to the extent necessary to ensure certain Funds’ total annual operating expenses (excluding the Excluded Amounts) do not exceed the contractual limits set forth below in the column entitled “Pro Forma Expense Limit.”  The contractual limits set forth below have been adjusted for each class of each Fund to include the effect of Rule 12b-1 fees, shareholder servicing fees and other anticipated class specific expenses, if applicable. These fee waivers and reimbursements will remain in place for a period of one year from the closing of

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the Reorganizations for each Fund, except the Touchstone Ultra Short Duration Fixed Income Fund and the Touchstone Core Bond Fund.  These fee waivers and reimbursements will remain in place until April 16, 2014 for the Touchstone Ultra Short Duration Fixed Income Fund and the Touchstone Core Bond Fund.

Following the expiration of the one year contractual fee waiver period for the Asset Allocation Funds, Touchstone Advisors has agreed to waive fees and reimburse expenses to the extent necessary to ensure the Funds’ total annual operating expenses (excluding the Excluded Amounts) do not exceed the contractual limits set forth below in the column “Pro Forma Expense Limit.” This expense limitation is contingent on the Reorganizations closing.  The expense limitations for the Touchstone Large Cap Growth Fund, Touchstone Growth Opportunities Fund, Touchstone Value Fund and Touchstone High Yield Fund are anticipated to revert to the pre-merger expense limitation levels, which are presented below in the “Current Expense Limit” column in the table, following the termination of the one year contractual period.

Fee waivers and/or expense reimbursements are calculated and applied monthly, based on each Fund’s average net assets during such month.  The terms of Touchstone Advisors’ contractual waiver agreements provide that Touchstone Advisors is entitled to recoup, subject to approval by the Acquiring Funds’ Board of Trustees, such amounts waived or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for a Fund.  No recoupment will occur unless a Fund’s operating expenses are below the expense limitation amount.

Fund	Current Expense Limit	Termination Date (Assumes Reorganization Does Not Occur)	Pro Forma Expense Limit*	Termination Date (Assumes Reorganization Occurs)
Touchstone Large Cap Growth Fund
Class A	1.25%	July 29, 2013	1.20%	One year from the closing of the Reorganization (anticipated termination date is September 10, 2013)
Class C	2.00%	July 29, 2013	1.95%	One year from the closing of the Reorganization (anticipated termination date is September 10, 2013)
Class Y	0.99%	July 29, 2013	0.95%	One year from the closing of the Reorganization (anticipated termination date is September 10, 2013)
Touchstone Growth Opportunities Fund
Class A	1.24%	July 29, 2013	1.20%	One year from the closing of the Reorganization (anticipated termination date is September 10, 2013)
Class C	1.99%	July 29, 2013	1.95%	One year from the closing of the Reorganization (anticipated termination date is September 10, 2013)
Class Y	0.99%	July 29, 2013	0.95%	One year from the closing of the Reorganization (anticipated termination date is September 10, 2013)

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Fund	Current Expense Limit	Termination Date (Assumes Reorganization Does Not Occur)	Pro Forma Expense Limit*	Termination Date (Assumes Reorganization Occurs)
Touchstone Value Fund
Class A	1.20%	April 16, 2014	1.00% 1.20%	One year from the closing of the Reorganization (anticipated termination date is September 10, 2013) April 16, 2014
Class C	1.95%	April 16, 2014	1.75% 1.95%	One year from the closing of the Reorganization (anticipated termination date is September 10, 2013) April 16, 2014
Class Y	0.95%	April 16, 2014	0.75% 0.95%	One year from the closing of the Reorganization (anticipated termination date is September 10, 2013) April 16, 2014
Touchstone High Yield Fund
Class A	1.05%	January 27, 2013	0.99%	One year from the closing of the Reorganization (anticipated termination date is September 10, 2013)
Class C	1.80%	January 27, 2013	1.74%	One year from the closing of the Reorganization (anticipated termination date is September 10, 2013)
Class Y	0.80%	January 27, 2013	0.74%	One year from the closing of the Reorganization (anticipated termination date is September 10, 2013)
Touchstone Ultra Short Duration Fixed Income Fund
Class A	0.69%	April 16, 2014	0.69%	April 16, 2014
Class C	1.19%	April 16, 2014	1.19%	April 16, 2014
Class Y	0.44%	April 16, 2014	0.44%	April 16, 2014
Touchstone Core Bond Fund
Class A	0.83%	April 16, 2014	0.83%	April 16, 2014
Class C	1.58%	April 16, 2014	1.58%	April 16, 2014
Class Y	0.58%	April 16, 2014	0.58%	April 16, 2014
Touchstone Balanced Allocation Fund
Class A	0.64%	April 16, 2014	0.33% 0.41%	One year from the closing of the Reorganization (anticipated termination date is September 10, 2013) April 16, 2014
Class C	1.39%	April 16, 2014	1.08% 1.16%	One year from the closing of the Reorganization (anticipated termination date is September 10, 2013) April 16, 2014
Class Y	0.39%	April 16, 2014	0.08% 0.16%	One year from the closing of the Reorganization (anticipated termination date is September 10, 2013) April 16, 2014

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Fund	Current Expense Limit	Termination Date (Assumes Reorganization Does Not Occur)	Pro Forma Expense Limit*	Termination Date (Assumes Reorganization Occurs)
Touchstone Moderate Growth Allocation Fund
Class A	0.57%	April 16, 2014	0.33% 0.41%	One year from the closing of the Reorganization (anticipated termination date is September 10, 2013) April 16, 2014
Class C	1.32%	April 16, 2014	1.08% 1.16%	One year from the closing of the Reorganization (anticipated termination date is September 10, 2013) April 16, 2014
Class Y	0.32%	April 16, 2014	0.08% 0.16%	One year from the closing of the Reorganization (anticipated termination date is September 10, 2013) April 16, 2014
Touchstone Growth Allocation Fund
Class A	0.57%	April 16, 2014	0.33% 0.41%	One year from the closing of the Reorganization (anticipated termination date is September 10, 2013) April 16, 2014
Class C	1.32%	April 16, 2014	1.08% 1.16%	One year from the closing of the Reorganization (anticipated termination date is September 10, 2013) April 16, 2014
Class Y	0.32%	April 16, 2014	0.08% 0.16%	One year from the closing of the Reorganization (anticipated termination date is September 10, 2013) April 16, 2014
Touchstone Conservative Allocation Fund
Class A	0.61%	April 16, 2014	0.33% 0.41%	One year from the closing of the Reorganization (anticipated termination date is September 10, 2013) April 16, 2014
Class C	1.36%	April 16, 2014	1.08% 1.16%	One year from the closing of the Reorganization (anticipated termination date is September 10, 2013) April 16, 2014
Class Y	0.36%	April 16, 2014	0.08% 0.16%	One year from the closing of the Reorganization (anticipated termination date is September 10, 2013) April 16, 2014

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Fund	Current Expense Limit	Termination Date (Assumes Reorganization Does Not Occur)	Pro Forma Expense Limit*	Termination Date (Assumes Reorganization Occurs)
Touchstone Micro Cap Value Fund
Class A	N/A	N/A	1.60%	One year from the closing of the Reorganization (anticipated termination date is September 10, 2013)
Class C	N/A	N/A	2.35%	One year from the closing of the Reorganization (anticipated termination date is September 10, 2013)
Class Y	N/A	N/A	1.35%	One year from the closing of the Reorganization (anticipated termination date is September 10, 2013)
Touchstone Small Company Value Fund
Class A	N/A	N/A	1.20%	One year from the closing of the Reorganization (anticipated termination date is September 10, 2013)
Class C	N/A	N/A	1.95%	One year from the closing of the Reorganization (anticipated termination date is September 10, 2013)
Class Y	N/A	N/A	0.95%	One year from the closing of the Reorganization (anticipated termination date is September 10, 2013)
Touchstone International Value Fund
Class A	N/A	N/A	1.36%	One year from the closing of the Reorganization (anticipated termination date is September 10, 2013)
Class C	N/A	N/A	2.11%	One year from the closing of the Reorganization (anticipated termination date is September 10, 2013)
Class Y	N/A	N/A	1.11%	One year from the closing of the Reorganization (anticipated termination date is September 10, 2013)
Touchstone Strategic Income Fund
Class A	N/A	N/A	0.94%	One year from the closing of the Reorganization (anticipated termination date is September 10, 2013)
Class C	N/A	N/A	1.69%	One year from the closing of the Reorganization (anticipated termination date is September 10, 2013)
Class Y	N/A	N/A	0.69%	One year from the closing of the Reorganization (anticipated termination date is September 10, 2013)

*	For periods where multiple expense caps are in effect, the lower of the two amounts will apply.

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Expense Limitation Agreements with respect to the Acquired Funds

In its capacity as advisor and administrator to the Acquired Funds, FTAM has entered into an expense limitation agreement with the Acquired Funds. Under the terms of the expense limitation agreement, to the extent that ordinary operating expenses incurred by an Acquired Fund in any fiscal year exceed the specified expense limit for the Acquired Fund, the excess amount will be borne by FTAM. If the operating expenses are less than the specified expense limit for the Acquired Fund, FTAM shall be entitled to reimbursement of the fees waived or reduced to the extent that the operating expenses and the amount reimbursed do not exceed such expense limit for the Acquired Fund, under the period of the agreement (currently the period for the 37 months commencing November 2, 2009 or for the 12 months commencing November 26, 2011). Such reimbursement shall be paid only while the expense limitation agreement is in effect and only if such amount paid, together with all other amounts reimbursed under this agreement in the fiscal year, does not cause the Acquired Fund to exceed the expense limitation. All waivers not recovered at the end of the period expire on either November 23, 2012 or November 30, 2012 (see table below). The Acquired Funds’ expense limitations are as follows:

Acquired Fund	Contractual Expense Limitation/Reimbursement Recoverable Expiration Date	Institutional	Class A	Class B	Class C
Fifth Third Quality Growth Fund	11/23/12	0.95%	1.20%	1.95%	1.95%
Fifth Third Mid Cap Growth Fund	11/23/12	0.95%	1.20%	1.95%	1.95%
Fifth Third Disciplined Large Cap Value Fund	11/23/12	0.75%	1.00%	1.75%	1.75%
Fifth Third All Cap Value Fund	11/23/12	0.85%	1.10%	1.85%	1.85%
Fifth Third High Yield Bond Fund	11/23/12	0.74%	0.99%	1.74%	1.74%
Fifth Third Short Term Bond Fund	11/30/12	0.47%	0.72%	NA	1.47%
Fifth Third Total Return Bond Fund	11/23/12	0.63%	0.88%	1.63%	1.63%
Fifth Third LifeModel AggressiveSM Fund	11/30/12	0.08%	0.33%	1.08%	1.08%
Fifth Third LifeModel Moderately AggressiveSM Fund	11/30/12	0.08%	0.33%	1.08%	1.08%
Fifth Third LifeModel ModerateSM Fund	11/30/12	0.08%	0.33%	1.08%	1.08%
Fifth Third LifeModel Moderately ConservativeSM Fund	11/30/12	0.08%	0.33%	1.08%	1.08%
Fifth Third LifeModel ConservativeSM Fund	11/30/12	0.08%	0.33%	1.08%	1.08%
Fifth Third Micro Cap Value Fund	11/23/12	1.35%	1.60%	2.35%	2.35%
Fifth Third Small Cap Value Fund	11/23/12	0.95%	1.20%	1.95%	1.95%
Fifth Third International Equity Fund	11/23/12	1.11%	1.36%	2.11%	2.11%
Fifth Third Strategic Income Fund	11/30/12	0.69%	0.94%	1.69%	1.69%

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Class A Shares:  Class A shares of the Acquired Funds are sold at their public offering price. This price includes the initial sales charge. Therefore, part of the money you send to the Funds will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.  Class A shares are subject to a 12b-1 distribution fee.

The current sales charge rates are as follows:

	Equity Funds, Fifth Third Strategic Income Fund and Asset Allocation Funds		Fifth Third Short Term Bond Fund		Fifth Third High Yield Fund and Fifth Third Total Return Bond Fund
	Sales Charge as % of Offering Price	Charge as a % of Your Investment	Sales Charge as % of Offering Price	Charge as a % of Your Investment	Sales Charge as % of Offering Price	Charge as a % of Your Investment
Less than $50,000	5.00%	5.26%	3.00%	3.09%	4.75%	4.99%
$50,000 but less than $100,000	4.50%	4.71%	2.50%	2.56%	4.50%	4.71%
$100,000 but less than $250,000	3.50%	3.63%	2.00%	2.04%	3.50%	3.63%
$250,000 but less than $500,000	2.50%	2.56%	1.50%	1.52%	2.50%	2.56%
$500,000 or more	—	—	0.00%	0.00%	—	—
$500,000 but less than $1,000,000	2.00%	2.04%	—	—	2.00%	2.04%
$1,000,000 or more1	0.00%	0.00%	—	—	0.00%	0.00%

1          If you purchase $1,000,000 or more of Class A shares ($500,000 or more of Class A shares for Fifth Third Short Term Bond Fund) and do not pay a sales charge, and you sell any of these shares before the twelfth month anniversary of purchase, you will pay a 1% (0.50% for Short Term Bond Fund) CDSC on the portion redeemed at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase and the NAV at the time of redemption. In any sales, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends or distributions) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time). The CDSC will be waived for shares purchased as part of an agreement where an organization agrees to waive its customary sales commission.

Class B Shares:  Class B shares of the Acquired Funds are closed to all new investments. Holders of Class B shares who sell their Class B shares before the end of the sixth year after purchase will pay a contingent deferred sales charge, or CDSC, at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase and the NAV at the time of redemption. In any sale, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends or distributions) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).  Class B shares are subject to a 12b-1 distribution fee.

Class C Shares:  Class C shares of the Acquired Funds are offered at NAV, without any up-front sales charge. Therefore, all the money you send to the Funds is used to purchase Fund shares. If you sell your Class C shares before the first anniversary of purchase, however, you may pay a 1% contingent deferred sales charge, or CDSC, at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase and the NAV at the time of redemption. In any sale, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends or distributions) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).  Class C shares are subject to a 12b-1 distribution fee.

Institutional Shares: Institutional shares of the Acquired Funds are sold at NAV without an initial sales charge so that the full amount of your purchase payment may be immediately invested in the Fund. Institutional shares are not subject to a 12b-1 fee or CDSC.

Description of Share Classes of the Acquiring Funds

In connection with the Reorganizations, Class A and Class B shareholders of an Acquired Fund will receive Class A shares of the corresponding Acquiring Fund, Class C shareholders of an Acquired Fund will receive Class C shares of the corresponding Acquiring Fund and Institutional class shareholders of an Acquired Fund will receive Class Y shares of the corresponding Acquiring Fund.  Class B shareholders of an Acquired Fund will not be subject

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to any applicable CDSC in connection with the receipt of Class A shares of the corresponding Acquiring Fund in the Reorganization.  A description of each class is below.

Class A Shares: Similar to the Acquired Funds, the offering price of Class A shares of each Acquiring Fund is equal to its net asset value (“NAV”) plus a front-end sales charge that you pay when you buy your shares.  The front-end sales charge is generally deducted from the amount of your investment.  Class A shares are subject to a 12b-1 distribution fee.  In addition, there is no sales charge on reinvested dividends and distributions.

Class A Sales Charge-Equity Funds and Asset Allocation Funds.  The following table shows the amount of front-end sales charge you will pay on purchases of Class A shares for the Touchstone Equity Funds and the Touchstone Asset Allocation Funds. The amount of front-end sales charge is shown as a percentage of (1) offering price and (2) the net amount invested after the charge has been subtracted.  Note that the front-end sales charge gets lower as your investment amount gets larger.

Amount of Your Investment	Sales Charge as % of Offering Price	Sales Charge as % of Net Amount Invested
Under $50,000	5.75%	6.10%
$50,000 but less than $100,000	4.50%	4.71%
$100,000 but less than $250,000	3.50%	3.63%
$250,000 but less than $500,000	2.95%	3.04%
$500,000 but less than $1 million	2.25%	2.30%
$1 million or more	0.00%	0.00%

Class A Sales Charge-Fixed Income Funds (except the Touchstone Ultra Short Duration Fixed Income Fund).  The following table shows the amount of front-end sales charge you will pay on purchases of Class A shares for the Touchstone Fixed Income Funds. The amount of front-end sales charge is shown as a percentage of (1) offering price and (2) the net amount invested after the charge has been subtracted.  Note that the front-end sales charge gets lower as your investment amount gets larger.

	Sales Charge as % of	Sales Charge as % of
Amount of Your Investment	Offering Price	Net Amount Invested
Under $50,000	4.75%	4.99%
$50,000 but less than $100,000	4.50%	4.71%
$100,000 but less than $250,000	3.50%	3.63%
$250,000 but less than $500,000	2.95%	3.04%
$500,000 but less than $1 million	2.25%	2.30%
$1 million or more	0.00%	0.00%

Class A Sales Charge for Touchstone Ultra Short Duration Fixed Income Fund.  The following table shows the amount of front-end sales charge you will pay on purchases of Class A shares for the Touchstone Ultra Short Duration Fixed Income Fund. The amount of front-end sales charge is shown as a percentage of (1) offering price and (2) the net amount invested after the charge has been subtracted.  Note that the front-end sales charge gets lower as your investment amount gets larger.

	Sales Charge as % of	Sales Charge as % of
Amount of Your Investment	Offering Price	Net Amount Invested
Under $50,000	2.00%	2.04%
$50,000 but less than $100,000	1.50%	1.52%
$100,000 but less than $250,000	1.00%	1.01%
$250,000 but less than $500,000	0.50%	0.50%
$500,000 but less than $1 million	0.00%	0.00%

Similar to the Acquired Funds, the Acquiring Funds offer reductions and waivers of the initial sales charge on Class A shares to certain eligible investors or under certain circumstances.  Although similar, it is possible that Acquired Fund shareholders who were eligible for sales charge reductions or waivers may not be eligible for such waivers on future purchases of the Acquiring Funds.  Please see Exhibit E to this Prospectus/Proxy Statement for more information.

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Class C Shares: Similar to the Acquired Funds, Class C shares of the Acquiring Funds are sold at NAV without an initial sales charge so that the full amount of your purchase payment may be immediately invested in the Funds.

Class C shares are subject to a 12b-1 fee.  A CDSC of 1.00% will be charged on Class C shares redeemed within 1 year after you purchased them.  Upon receipt of Class C shares in the Reorganization, Class C shareholders of an Acquired Fund will continue to be subject to the same holding period for purposes of determining whether a CDSC will be charged.

Class Y Shares: Similar to the Acquired Fund’s Institutional shares, Class Y shares of the Acquiring Funds are sold at NAV without an initial sales charge so that the full amount of your purchase payment may be immediately invested in the Fund. Class Y shares are not subject to a 12b-1 fee or CDSC.

Information regarding the Acquiring Funds’ Distributor and Rule 12b-1 Plans

Touchstone Securities, Inc. (“Touchstone Securities”) is the principal underwriter of the Acquiring Funds and, as such, is the exclusive agent for distribution of the Acquiring Funds’ shares.  Shares of the Acquiring Funds are sold in a continuous offering directly through Touchstone Securities through financial advisors and financial intermediaries or through processing organizations.  Touchstone Securities allows concessions to dealers who sell shares of the Acquiring Funds.  Touchstone Securities receives that portion of the sales charge that is not reallowed to dealers and retains the entire sales charge on all direct investments and accounts with no designated dealer of record.  Touchstone Securities is a wholly owned subsidiary of IFS Financial Services, Inc. and an affiliate of Touchstone Advisors.

All Acquiring Funds except the Touchstone Large Cap Growth Fund, Touchstone Growth Opportunities Fund, Touchstone Core Bond Fund and Touchstone High Yield Fund

Each Fund offering Class A and Class C shares has adopted a distribution plan under Rule 12b-1 of the 1940 Act. The plans allow each Fund to pay distribution and other fees for the sale and distribution of its shares and for services provided to shareholders. Under the Class A plan, the Funds pay an annual fee of up to 0.25% of average daily net assets that are attributable to Class A shares. Under the Class C plan, the Funds pay an annual fee of up to 1.00% of average daily net assets that are attributable to Class C shares (of which up to 0.75% is a distribution fee and up to 0.25% is a shareholder servicing fee).  Under each Class A plan and Class C plan, Touchstone Securities  is compensated regardless of its expenses.  Because these fees are paid out of a Fund’s assets on an ongoing basis, they will increase the cost of your investment and over time may cost you more than paying other types of sales charges.  The Touchstone Ultra Short Duration Fixed Income Fund intends to limit the amount of the 12b-1 fees for Class C shares to 0.75% for at least one year from the date of this Prospectus/Proxy Statement.

Touchstone Large Cap Growth Fund and Touchstone Growth Opportunities Fund

Each Fund has adopted a distribution plan under Rule 12b-1 of the 1940 Act for each class of shares it offers that are subject to 12b-1 distribution fees. The plans allow each Fund to pay distribution and other fees for the sale and distribution of its shares and for services provided to shareholders. Under the Class A plan, the Funds pay an annual fee of up to 0.25% of average daily net assets that are attributable to Class A shares. Under the Class C plans, the Funds pay an annual fee of up to 1.00% of average daily net assets attributable to Class C shares (of which up to 0.75% is a distribution fee and up to 0.25% is an account maintenance fee). Because these fees are paid out of a Fund’s assets on an ongoing basis, they will increase the cost of your investment and over time may cost you more than paying other types of sales charges.

Touchstone Core Bond Fund and Touchstone High Yield Fund

The Funds have adopted a distribution plan under Rule 12b-1 of 1940 Act for their Class A and Class C shares. The plans allow each Fund to pay distribution and other fees for the sale and distribution of their shares and for services provided to shareholders. Under the Class A plan, the Funds may pay an annual fee of up to 0.35% of average daily net assets attributable to Class A shares. However, the current annual 12b-1 fees for Class A shares are limited to up to 0.25% of average daily net assets attributable to that class. Under the Class C plan, the Funds pay an annual fee of up to 1.00% of average daily net assets attributable to Class C shares (of which up to 0.75% is a distribution fee and up to 0.25% is an account maintenance fee). Because these fees are paid out of a Fund’s assets on an ongoing basis, they will increase the cost of your investment and over time may cost you more than paying other types of sales charges.

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Information regarding the Acquired Funds’ Distributor and Rule 12b-1 Plans

FTAM Funds Distributor, Inc. serves as the Acquired Funds’ distributor and has a principal place of business at 1290 Broadway, Suite 1100, Denver, Colorado 80203. FTAM Funds Distributor, Inc., as agent, sells shares for each Acquired Fund on a continuous basis. FTAM Funds Distributor, Inc. has agreed to use appropriate efforts to solicit orders for the purchase of shares of each Fund, although it is not obligated to sell any particular amount of shares.

Each of the Acquired Funds has adopted a Rule 12b-1 Plan with respect to Class A Shares, Class B Shares and Class C Shares.  The 12b-1 fees vary by share class as follows:  Class A shares may pay a 12b-1 fee of up to 0.25% of the average daily net assets of the applicable Fund, which the distributor may use for shareholder servicing and distribution; Class B shares pay a 12b-1 fee at an annual rate of 1.00% of the average daily net assets of the applicable Fund (the distributor may use 0.25% of the 12b-1 fee for shareholder servicing and 0.75% for distribution); and Class C shares pay a 12b-1 fee of 0.75% of the average daily net assets of the applicable Fund, which the distributor may use for distribution. Class C shares of the Acquired Funds are also subject to a non-12b-1 fee for shareholder servicing of up to 0.25% of the Acquired Fund’s assets.  Because these fees are paid out of a Fund’s assets on an ongoing basis, they will increase the cost of your investment and over time may cost you more than paying other types of sales charges.

Additional Information

In addition, it is anticipated that FTAM or its affiliates may, under agreements with Touchstone Advisors or its affiliates, receive payments from Touchstone Advisors or its affiliates for separate services performed by FTAM or its affiliates on behalf of the shareholders of the Acquiring Fund’s following the Reorganizations.  These payments would be based on a percentage of the assets of the Acquiring Funds that are held by shareholders on whose behalf FTAM or its affiliates provide services. Such payments are in addition to any distribution or shareholder servicing fees that may be payable to FTAM or its affiliates by the Acquiring Funds.

Purchases, Redemptions, Exchanges of Shares and Dividend Policy

Purchase Policies and Redemption Policies

The following chart compares existing purchase policies of the Acquiring Funds and the Acquired Funds:

	Acquiring Funds		Acquired Funds*
	Class A, Class C and Y		Class A, Class C and Institutional
	Initial Investment	Additional Investment	Initial Investment	Additional Investment
Regular Account	$2,500	$50	$1,000	$50
Retirement Account or Custodial Account under the Uniform Gifts/Transfers to Minors Act	$1,000	$50	$500	$50
Investments through the Automatic Investment Plan	$100	$50

*          Class B shares of the Acquired Funds are closed to all investments.

You may buy and sell shares in the Acquiring Funds on a day when the New York Stock Exchange is open for trading.  Class A shares and Class C shares of an Acquiring Fund may be purchased and sold directly from Touchstone Securities, Inc. or through your financial advisor. Class Y shares of an Acquiring Fund are available only through your financial institution. The Acquiring Funds’ shares may be redeemed by telephone, Internet, mail, or wire or through accounts with certain brokers and other financial institutions.  Payments for redemptions of shares of the Acquiring Funds are sent within seven days (normally within 3 business days) after receipt of a proper redemption request.  The Acquiring Funds reserve the right to redeem in kind, under certain circumstances, by paying you the proceeds in liquid securities rather than in cash.  The Acquiring Funds reserve the right to reject any purchase order. For more information about buying and selling shares see the section entitled “Investing with Touchstone” in Exhibit E to this Prospectus/Proxy Statement or call 1.800.543.0407.

You may buy and sell shares of the Acquired Funds on a day when the Acquired Funds are open for business. With respect to the Acquired Funds, you may purchase Class A and Class C shares through broker-dealers and financial institutions which have a sales agreement with the distributor of Fund shares (“Dealers”). Institutional shares are offered primarily to clients of financial intermediaries that (i) charge such clients an ongoing fee

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for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the distributor to offer Institutional shares through a no-load network or platform. Such clients may include pension and profit sharing plans, other employee benefit trusts, endowments, foundations and corporations. Institutional shares are also offered to private and institutional clients of, or referred by, FTAM, Fort Washington, and their affiliates. For more information about buying and selling shares see the section entitled “Purchasing and Selling Fund Shares” in the Fifth Third Prospectus.
Exchange Privileges of the Acquiring Funds

All share classes of the Touchstone Ultra Short Duration Fixed Income Fund are prohibited from exchanging into any other Touchstone Fund. Other Touchstone Funds may be exchanged into the Touchstone Ultra Short Duration Fixed Income Fund pursuant to the exchange rules outlined below. The Acquiring Funds, except the Touchstone Ultra Short Duration Fixed Income Fund, are subject to the exchange privileges listed below.

●
Class A shares may be exchanged into any other Touchstone Class A Fund at NAV and may be exchanged into any Touchstone money market fund, except the Institutional Money Market Fund and the Ohio Tax-Free Money Market Fund Institutional Class.

●
Class C shares may be exchanged into any other Touchstone Class C Funds and may be exchanged into any Touchstone money market fund, except the Institutional Money Market Fund and the Ohio Tax-Free Money Market Fund Institutional Class.

●	Class Y shares of the Funds are exchangeable for Class Y shares of other Touchstone Funds as long as investment minimums and proper selling agreement requirements are met.

You do not have to pay any exchange fee for your exchange, but if you exchange from a fund with a lower load schedule to a fund with a higher load schedule you may be charged the load differential.  Shares otherwise subject to a CDSC will not be charged a CDSC in an exchange.  However, when you redeem the shares acquired through the exchange, the shares you redeem may be subject to a CDSC, depending on when you originally purchased the exchanged shares.  For purposes of computing the CDSC, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange.

If you exchange Class C shares for Class A shares of any Touchstone money market fund, the amount of time you hold shares of the money market fund will not be added to the holding period of your original shares for the purpose of calculating the CDSC, if you later redeem the exchanged shares.  However, if you exchange back into your original Class C shares, the prior holding period of your Class C shares will be added to your current holding period of Class C shares in calculating the CDSC.

If you purchased Class A shares for $1 million or more at NAV and compensation was paid to an unaffiliated dealer and you exchange all or a portion of the shares into any Touchstone money market fund within 12 months of the original purchase, the amount of time you hold shares of the money market fund will not be added to the holding period of your original shares for the purpose of calculating the CDSC, if you later redeem the exchanged shares. However if you exchange back into Class A shares, the prior holding period of your Class A shares will be added to your current holding period of Class A shares in calculating the CDSC.

Shareholders of an Acquiring Fund seeking to exchange their shares are subject to the exchange policies of the Acquiring Fund into which they are seeking to exchange. In addition, the Fund into which a shareholder is seeking to exchange may have different investment goals, principal investment strategies, risks, fees (including 12b-1 fees) and other features of which shareholders should be aware before making an exchange. You may realize taxable gain if you exchange shares of a Fund for shares of another Fund.  Additional information regarding the Acquiring Funds, including their exchange privileges, is available in their respective prospectuses.

Exchange Privileges of the Acquired Funds

Class A, Class B, Class C and Institutional shareholders of the Acquired Funds may exchange all or a portion of their investment from any class of shares of an Acquired Fund to the same class of shares of any other Fifth Third Fund.  Shareholders of an Acquired Fund seeking to exchange their shares are subject to the exchange policies of the Acquired Fund into which they are seeking to exchange. In addition, the Fund into which a shareholder is seeking to exchange may have different investment goals, principal investment strategies, risks, fees (including 12b-1 fees) and other features of which shareholders should be aware before making an exchange.

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You may realize taxable gain if you exchange shares of a Fund for shares of another Fund.  Additional information regarding the Acquired Funds, including their exchange privileges, is available in the section entitled “Exchanging Your Shares” in the Fifth Third Prospectus.

Dividend Policy

After the Reorganizations, shareholders of the Acquired Funds who have elected to have their dividends and/or distributions reinvested will have dividends and/or distributions received from the corresponding Acquiring Fund reinvested in the same class of shares of the Acquiring Fund.  Shareholders of the Acquired Fund who have elected to receive dividends and/or distributions in cash will receive dividends and/or distributions from the corresponding Acquiring Fund in cash after the Reorganization, although they may, after the Reorganization, elect to have such dividends and/or distributions reinvested in additional shares of the corresponding Acquiring Fund.

The Funds have each qualified or intend to qualify to be treated as a regulated investment company under the Code.  To remain qualified as a regulated investment company, the Funds must, among other things, distribute 90% of their taxable and tax-exempt income and diversify their holdings as required by the Code.  While so qualified, so long as each Fund distributes all of its investment company taxable income (determined without regard to the deduction or dividends paid) and tax-exempt income and any net realized gains to its shareholders of record, it is expected that the Fund will not be required to pay any federal income taxes on the amounts distributed to its shareholders of record.

Fiscal Years

It is anticipated that certain of the Acquiring Funds may change their fiscal year end following the consummation of the Reorganizations to avoid administrative and accounting complexities. As a result, the Acquiring Funds may deliver annual and semi-annual shareholder reports and updated prospectuses at a different time of the year than the Acquired Funds delivered this information.

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INFORMATION ON SHAREHOLDERS’ RIGHTS

The following is a comparison of certain important provisions of the governing instruments and governing laws of each Acquired Fund and its corresponding Acquiring Fund, but is not a complete description thereof.  Further information about each Fund’s governance structure is contained in the respective Fund’s SAI and its governing documents, which are on file with the SEC.

Organization and Governing Law.  Each Fund is governed by its Declaration of Trust (a “Declaration”) and its By-Laws, both as amended, restated or supplemented from time to time, and its business and affairs are managed under the supervision of its Board of Trustees.  Each Fund is subject to the federal securities laws, including the 1940 Act, and the rules and regulations promulgated by the SEC thereunder.  The following chart compares the organizational structure of each Acquired Fund and the corresponding Acquiring Fund.

Fifth Third Mutual Funds	Organizational Structure	Acquiring Funds	Organizational Structure
Fifth Third Quality Growth Fund	Each Fund is a series of Fifth Third Funds, a Massachusetts business trust.	Touchstone Large Cap Growth Fund	Each Fund is a series of Touchstone Strategic Trust, a Massachusetts business trust.
Fifth Third Mid Cap Growth Fund		Touchstone Growth Opportunities Fund
Fifth Third Disciplined Large Cap Value Fund		Touchstone Value Fund
Fifth Third All Cap Value Fund
Fifth Third High Yield Bond Fund		Touchstone High Yield Fund	The Fund is a series of Touchstone Investment Trust, a Massachusetts business trust.
Fifth Third Short Term Bond Fund		Touchstone Ultra Short Duration Fixed Income Fund	The Fund is a series of Touchstone Funds Group Trust, a Delaware statutory trust.
Fifth Third Total Return Bond Fund		Touchstone Core Bond Fund	The Fund is a series of Touchstone Investment Trust, a Massachusetts business trust.
Fifth Third LifeModel Aggressive Fund SM		Touchstone Growth Allocation Fund	Each Fund is a series of Touchstone Strategic Trust, a Massachusetts business trust.
Fifth Third LifeModel Moderately Aggressive Fund SM		Touchstone Moderate Growth Allocation Fund
Fifth Third LifeModel Moderate Fund SM		Touchstone Balanced Allocation Fund
Fifth Third LifeModel Moderately Conservative Fund SM		Touchstone Conservative Allocation Fund
Fifth Third LifeModel Conservative Fund SM
Fifth Third Micro Cap Value Fund		Touchstone Micro Cap Value Fund
Fifth Third Small Cap Value Fund		Touchstone Small Company Value Fund
Fifth Third International Equity Fund		Touchstone International Value Fund
Fifth Third Strategic Income Fund		Touchstone Strategic Income Fund

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Shares.   Each share of both an Acquired Fund and the corresponding Acquiring Fund represents an equal interest in such Fund.  Shares of each Fund are entitled to receive their pro rata share of distributions of income and capital gains, if any, made with respect to that Fund as are declared by its Board, although such distributions may vary in amount among the classes of a Fund to reflect class-specific expenses.  Such distributions may be in cash, in kind or in additional Fund shares.  In any liquidation of an Acquired Fund or an Acquiring Fund, each shareholder is entitled to receive his or her pro rata share of the net assets of the Fund, after satisfaction of all outstanding liabilities and expenses of the Fund.

Shareholder Meetings and Rights of Shareholders to Call a Meeting.   The Acquired Funds and the Acquiring Funds, except the Touchstone Ultra Short Duration Fixed Income Fund, are not required to hold annual shareholder meetings under Massachusetts law or their respective Declarations or By-Laws.  The Touchstone Ultra Short Duration Fixed Income Fund is also not required to hold annual shareholder meetings under Delaware law or its governing instruments.

Acquired Funds.  The governing instruments of the Acquired Funds generally provide that special meetings of shareholders may be called for any purpose at any time by the Trustees, the Chair, or by the Chief Executive Officer of the Trust.

All Acquiring Funds except the Touchstone Ultra Short Duration Fixed Income Fund.  The governing instruments of such Acquiring Funds generally provide that a meeting of shareholders may be called from time to time by the Trustees.

Touchstone Ultra Short Duration Fixed Income Fund.  The governing instruments of the Fund generally provide that a meeting of shareholders may be called at any time by the Trustees, the Chair of the Board of Trustees, or by the President.

In addition, each of the Acquired Funds provides that a special meeting of shareholders may be called by the Trustees upon the written request of shareholders owning at least one-tenth of the outstanding shares of all series and classes entitled to vote.  The governing instruments of all the Acquiring Funds provide that a special meeting of shareholders may be called for the purpose of voting on the removal of any Trustee upon the written request of shareholders owning at least 10% or more of outstanding shares entitled to vote.  Furthermore, for each of the Acquiring Funds other than the Touchstone Ultra Short Duration Fixed Income Fund, a special meeting may be called for any other purpose requiring action by the shareholders upon the written request of shareholders owning at least 25% of the outstanding shares entitled to vote if the Trustees fail to call or give notice of the meeting request by such shareholder within 30 days after receiving such request.

Submission of Shareholder Proposals.  None of the Funds have provisions in their governing instruments requiring that a shareholder provide notice to the Funds in advance of a shareholder meeting to enable the shareholder to present a proposal at such meeting, although the federal securities laws, which apply to all of the Funds, require that certain conditions be met to present any proposals at shareholder meetings.

Quorum.  For each Acquired Fund, a quorum will exist if shareholders of more than fifty percent of the total number of outstanding shares entitled to vote of each Fund are present at the meeting in person or by proxy.  For the Acquiring Funds other than the Touchstone Ultra Short Duration Fixed Income Fund, a majority of the shares entitled to vote constitute a quorum at a shareholder’s meeting.  For the Touchstone Ultra Short Duration Fixed Income Fund, a quorum will exist if shareholders of forty percent of the outstanding shares entitled to vote are present at the meeting in person or by proxy.

Number of Votes.   The governing instruments of each of the Acquired Funds and the Acquiring Funds provide that each shareholder is entitled to one vote for each whole share that they hold and a fractional vote for each fractional share that they hold.  Neither the Acquired Funds’ governing instruments nor the Acquiring  Funds’ governing instruments provide for cumulative voting.

Right to Vote.  The 1940 Act provides that shareholders of each Fund have the power to vote with respect to certain matters:  specifically, for the election of Trustees, the selection of auditors (under certain circumstances), approval of investment advisory agreements and plans of distribution, and amendments to policies, objectives or restrictions deemed to be fundamental.  Shareholders of each Fund also have the right to vote on certain matters affecting the Fund or a particular share class thereof under their respective governing instruments and applicable state law.  The following summarizes the matters on which Fund shareholders have a right to vote and the minimum shareholder vote required to approve the matter.  For matters on which shareholders of a Fund do not have a right to vote, the Trustees of the Fund may nonetheless determine to submit the matter to shareholders for approval.  Where referenced below, the phrase “vote of a majority of the outstanding shares” means the vote required by the

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1940 Act, which is the lesser of (a) 67% or more of the shares present at the meeting, if the holders of more than 50% of the outstanding shares entitled to vote are present or represented by proxy; or (b) more than 50% of the outstanding shares entitled to vote.

Election and Removal of Directors/Trustees.  The shareholders of all Funds are entitled to vote for the election and the removal of Trustees. For all Funds, Trustees are elected by a plurality vote (i.e., the nominees receiving the greatest number of votes are elected).  For all Funds, any trustee may be removed by a vote of two-thirds of the outstanding shares of such Trust.

Amendment of Governing Instruments.  Generally, the Trustees of each Fund have the right to amend, from time to time, the Declaration and By-Laws for the Funds.  Shareholders of the Acquired Funds have the right to vote on any amendments to the Declaration (with the exception of any amendments or supplements changing the name of the Trust or with respect to the use of name of the Trust). Any such amendment requires the vote of a majority of the outstanding shares entitled to vote.   For all the Acquiring Funds except for the Touchstone Ultra Short Duration Fixed Income Fund, any amendments to the Declaration must be approved by shareholders (other than certain amendments to establish and designate a new series and certain other changes, including curing inconsistencies within the governing instruments or with applicable law). Any such amendment requires the vote of a majority of the outstanding shares entitled to vote.  In addition, any amendments to the Declaration of the Acquiring Funds that would reduce shareholder rights to indemnification require the express consent of each shareholder involved. For the Touchstone Ultra Short Duration Fixed Income Fund, shareholders have the right to vote on any amendment to the Declaration that would adversely affect their rights as shareholders.  Any such amendment requires the vote of a majority of the outstanding shares entitled to vote.

Mergers and Reorganizations.  The Declaration of the Acquired Funds provides that the Trustees of the Acquired Funds have the specific power and authority to consent to or participate in any plan for the reorganization, consolidation or merger of such Funds, subject to the approval of the holders of more than fifty percent of the outstanding shares entitled to vote.  The Declarations of each of the Acquiring Funds other than the Touchstone Ultra Short Duration Fixed Income Fund provide that a sale, conveyance or transfer of an Acquiring Fund only requires the approval of the Trustees and not shareholders unless required by the 1940 Act.  Any such shareholder approval requires the affirmative vote of the holders of a majority of the outstanding shares of such Fund.  The Declaration of the Touchstone Ultra Short Duration Fixed Income Fund provides that a merger, consolidation or other reorganization requires the approval of the holders of not less than a majority of the outstanding shares of the Fund.

Liquidation of a Fund.  The governing instruments of the Acquired Funds provide that the majority of the Trustees, with the approval of the holders of more than fifty percent of the outstanding shares of a Acquired Fund, may liquidate a Fund or the Trust.

The governing instruments of the Touchstone Value Fund, the Touchstone Growth Allocation Fund, the Touchstone Moderate Growth Allocation Fund, the Touchstone Balanced Allocation Fund, the Touchstone Conservative Allocation Fund, the Touchstone Micro Cap Value Fund, the Touchstone Small Company Value Fund, the Touchstone International Value Fund and the Touchstone Strategic Income Fund provide that the liquidation of each such Fund may be authorized by vote of a majority of the Trustees without the approval or consent of shareholders of such Funds.

The governing instruments of the Touchstone Ultra Short Duration Fixed Income Fund provide that the Trustees may liquidate the Funds by written notice to the shareholder of such Funds. The governing instruments of the Touchstone Large Cap Growth Fund, the Touchstone Growth Opportunities Fund, the Touchstone High Yield Fund and the Touchstone Core Bond Fund provide that each such Fund may be liquidated by the Trustees, subject to the approval of a majority of the outstanding voting securities as defined in the 1940 Act.

Indemnification.  The governing instruments of the Acquired Funds generally require the Funds to indemnify each of its Trustees, officers, employees and agents (“Covered Persons”) against all liabilities and expenses in which such Covered Person was involved as a party or otherwise by virtue of being or having been a Covered Person, provided that the Acquired Funds will not indemnify a Covered Person in connection with initiating a proceeding by such Covered Person unless such proceeding was authorized by the Board of Trustees of Acquired Funds.  No indemnification will be provided to any Covered Person against any liability that was the result of willful misfeasance, bad faith, gross negligence, or reckless disregard for the duties involved in the conduct of the office or the discharge of the Covered Persons’ functions (“Disqualifying Conduct”).

The Declaration of the Acquiring Funds generally provides for the indemnification of each of its Trustees and officers against all liabilities and expenses incurred by any Trustee or officer in connection with any proceeding in

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which such person is made a party or otherwise or is threatened to be made a party by reason of being or having held such position with the applicable Acquiring Fund, except with respect to any matter arising from his or her own Disqualifying Conduct. Such rights to indemnification are not exclusive and do not affect any other rights the Trustee or officer may have, including under any liability insurance policy.

In connection with the actions and recommendations of FTAM with respect to the Reorganization of each Acquired Fund, the Bank has agreed, subject to applicable law and regulation, to indemnify and hold harmless each of the Disinterested Trustees of the Fifth Third Funds against any and all loss, damage, liability and expense, including without limitation the advancement and payment as incurred of reasonable fees and expenses of counsel and consultants, and other customary costs and expenses incurred by the Disinterested Trustees, arising by reason of the fact that the Disinterested Trustee was a Trustee of the Trust, including without limitation:

1.         all reasonable legal and other expenses incurred by the Disinterested Trustees in connection with any private actions brought by shareholders of an Acquired Fund and any enforcement actions brought by governmental authorities involving or potentially involving an Acquired Fund, and any proceedings or actions that may be threatened or commenced in the future by any person (including any governmental authority) involving an Acquired Fund, including without limitation expenses related to the defense of, service as a witness in, or monitoring of such proceedings or actions;

2.         all liabilities and expenses incurred by the Disinterested Trustee in connection with any judgment resulting from, or settlement of, any such proceeding, action or matter;

3.         any loss or expense incurred by the Disinterested Trustee as a result of the denial of, or dispute about, any insurance claim under, or actual or purported rescission or termination of, any policy of insurance arranged by FTAM (or by a representative of FTAM acting as such, acting as a representative of the Acquired Funds or of the Disinterested Trustees or acting otherwise) for the benefit of the Disinterested Trustee, to the extent that such denial, dispute or rescission is based in whole or in part upon any alleged misrepresentation made in the application for such policy or any other alleged improper conduct on the part of the Bank, any of its corporate affiliates, or any of their directors, officers or employees; and

4.         all liabilities and expenses incurred by the Disinterested Trustee in connection with any proceeding or action to enforce his rights under the agreement, unless the Bank prevails on the merits of any such dispute in a final, nonappealable court order.

The Bank is not required to pay costs or expenses or to provide indemnification under the indemnification agreement to or for any individual Disinterested Trustee for any liability of the Disinterested Trustee to an Acquired Fund or its shareholders to which such Disinterested Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the Disinterested Trustee’s duties as a Trustee of the Trust as determined in a final adjudication in such proceeding or action.  In addition, to the extent the Bank has paid costs or expenses under the indemnification agreement to any individual Disinterested Trustee with respect to a particular proceeding or action, and there is a final adjudication in such proceeding or action of the Disinterested Trustee’s liability to an Acquired Fund or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the Disinterested Trustee’s duties as a Trustee of the Trust, such Disinterested Trustee has undertaken to repay the Bank such costs or expenses.

190

VOTING INFORMATION CONCERNING THE MEETING

Proxies are being solicited by the Fifth Third Board on behalf of the Acquired Funds. The proxies will be voted at the special meeting of shareholders of the Acquired Funds to be held at the offices of Fifth Third Asset Management, Inc., 38 Fountain Square Plaza, Cincinnati, OH 45202, on September 5, 2012 at 9:00 a.m., Eastern time, (such special meeting and any adjournment or postponement thereof are referred to as the (“Special Meeting”).

The cost of the solicitation, including the printing and mailing of proxy materials, will be borne by Touchstone Advisors and FTAM or their affiliates. The Acquired Funds have engaged the services of AST Fund Solutions, LLC (“AST” or “Solicitor”) to assist in the solicitation of proxies for the Special Meeting. Solicitor’s fees and costs are expected to be approximately $147,000. Proxies are expected to be solicited principally by mail, but the Acquired Funds or Solicitor may also solicit proxies by telephone, through the Internet or otherwise. Any telephonic solicitations will follow procedures designed to ensure accuracy and prevent fraud, including requiring identifying shareholder information, recording the shareholder’s instructions, and confirming to the shareholders after the fact. Shareholders who communicate proxies by telephone or by other electronic means have the same power and authority to issue, revoke, or otherwise change their voting instructions as shareholders submitting proxies in written form. FTAM may reimburse custodians, nominees, and fiduciaries for the reasonable costs incurred by them in connection with forwarding solicitation materials to the beneficial owners of shares held of record by such persons.  Although AST representatives are permitted to answer questions about the voting process and may read any recommendation set forth in this Prospectus/Proxy Statement, they are not permitted to recommend to shareholders how to vote. Proxies may also be solicited by officers, employees, and agents of FTAM or their affiliates.  Such solicitations may be by telephone, through the Internet or otherwise.

The purpose of the Special Meeting is set forth in the accompanying Notice. The Fifth Third Board knows of no business other than that mentioned in the Notice that will be presented for consideration at the Special Meeting. Should other business properly be brought before the Special Meeting, proxies will be voted in accordance with the best judgment of the persons named as proxies. This Prospectus/Proxy Statement and the enclosed proxy card are expected to be mailed on or about July 23, 2012 to shareholders of record at the close of business on July 9, 2012 (the “Record Date”).

Only shareholders of record on the Record Date will be entitled to vote at the Special Meeting. Each share of each Acquired Fund is entitled to one vote. Fractional shares are entitled to proportionate shares of one vote. The votes of shareholders of the Acquiring Funds are not being solicited since their approval is not required in order to effect the Reorganizations.

Any person conferring a proxy has the power to revoke it any time prior to its exercise by executing a superseding proxy or by submitting a written notice of revocation to the Secretary of Fifth Third Funds. In addition, although mere attendance at the Special Meeting will not revoke a proxy, a shareholder present at the Special Meeting may withdraw his or her proxy and vote in person. All properly executed and unrevoked proxies received in time for the Special Meeting will be voted in accordance with the instructions contained in the proxies. If no instruction is given on a properly executed proxy, the persons named as proxies will vote the shares represented thereby in favor of approval of the Reorganization Agreement.

In order to hold the Special Meeting, a “quorum” of shareholders of an Acquired Fund must be present. Holders of more than 50% of the total number of Shares entitled to vote, present in person or by proxy, shall be required to constitute a quorum for the purpose of voting on the proposal to approve the Reorganization Agreement and for the purpose of transacting any other business which may come before the Special Meeting. Approval of the Reorganizations requires the approval of the holders of more than fifty percent of the outstanding shares entitled to vote.

Shares represented by a properly executed proxy will be voted in accordance with the instructions on the proxy, or, if no instructions are provided, the shares will be voted in FAVOR of the approval of the Reorganization. For purposes of determining a quorum for transacting business at the Special Meeting, abstentions and broker “non-votes” (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as shares that are present but which have not been voted. For this reason, abstentions and broker non-votes will have the effect of a “no” vote for purposes of obtaining the requisite approval of the Reorganization.

If a quorum is not present, the shares present in person or by proxy and entitled to vote at such meeting on such matter may, by plurality vote, adjourn the Special Meeting from time to time to such place and time without further

191

notice than by announcement to be given at the Special Meeting until a quorum entitled to vote on such matter shall be present, whereupon any such matter may be voted upon at the Special Meeting as though held when originally convened. The persons named as proxies will vote AGAINST an adjournment those proxies that they are required to vote against the proposal, and will vote in FAVOR of such an adjournment all other proxies that they are authorized to vote. A shareholder vote may be taken on the proposal in this Prospectus/Proxy Statement prior to any such adjournment if sufficient votes have been received for approval.

Shareholder Information

The shareholders of each Acquired Fund at the close of business on July 9, 2012 (the “Record Date”) will be entitled to be present and vote at the Special Meeting with respect to shares of the Acquired Fund owned as of the Record Date. As of the Record Date, the total number of shares of each Acquired Fund outstanding and entitled to vote was as follows:

Acquired Funds	Number of Shares
Fifth Third Quality Growth Fund	16,648,781.594
Fifth Third Mid Cap Growth Fund	5,675,277.625
Fifth Third Disciplined Large Cap Fund	15,448,515.105
Fifth Third All Cap Value Fund	5,228,190.710
Fifth Third High Yield Bond Fund	9,567,877.547
Fifth Third Short Term Bond Fund	17,724,557.904
Fifth Third Total Return Bond Fund	22,372,555.978
Fifth Third LifeModel Aggressive FundSM	8,376,165.935
Fifth Third LifeModel Moderately Aggressive FundSM	13,924,542.609
Fifth Third LifeModel Moderate FundSM	21,535,764.329
Fifth Third LifeModel Moderately Conservative FundSM	4,738,170.959
Fifth Third LifeModel Conservative FundSM	3,932,998.097
Fifth Third Micro Cap Value Fund	9,709,340.929
Fifth Third Small Cap Value Fund	2,992,880.637
Fifth Third International Equity Fund	18,766,226.846
Fifth Third Strategic Income Fund	25,044,683.587

As of the Record Date, the Officers and Trustees of Fifth Third Funds owned less than 1% of any Acquired Fund. As of the Record Date, the Officers and Trustees of the Touchstone Trusts owned less than 1% of any Acquiring Fund.

A list of the name, address and percent ownership of each person who, as of the Record Date, to the knowledge of each Acquired Fund, owned 5% or more of the outstanding shares of a class of such Acquired Fund and a list of such information for each person who, as of the Record Date, to the knowledge of each Acquiring Fund, owned 5% or more of the outstanding shares of a class of such Acquiring Fund can be found at Exhibit C to this Prospectus/Proxy Statement. Each of the Touchstone Micro Cap Value Fund, the Touchstone Small Company Value Fund, the Touchstone International Value Fund and the Touchstone Strategic Income Fund (each a “Shell Fund”) is a newly organized shell fund created to acquire the assets and assume the liabilities of the corresponding Acquired Fund and as of the date of this Prospectus/Proxy Statement, each Shell Fund does not have any shareholders.

As of the Record Date, Fifth Third Bank and its affiliates (collectively, “FTB”) owned, controlled or had the power to vote some of the outstanding shares of each Acquired Fund (more than 25% of the outstanding shares of the Acquired Funds listed in the table below). Fifth Third Bank is organized in the state of Ohio and is a subsidiary of Fifth Third Bancorp, which is organized in the State of Ohio. FTB may be deemed to have control of each of the Acquired Funds listed in the table below because it possesses or shares investment or voting power with respect to more than 25% of the total shares outstanding of the fund. As a result, FTB may be able to affect the outcome of matters presented for a vote of the shareholders of these Acquired Funds. Other shareholders of record with more than 25% of the outstanding shares of any Acquired Fund are believed to be holding shares only as nominees.

192

Fund	Percentage of Fund held by FTB
Fifth Third Mid Cap Growth Fund	66.72%
Fifth Third Quality Growth Fund	41.11%
Fifth Third Small Cap Value Fund	47.12%
Fifth Third All Cap Value Fund	52.64%
Fifth Third Disciplined Large Cap Value Fund	56.16%
Fifth Third International Equity Fund	65.16%
Fifth Third Strategic Income Fund	53.42%
Fifth Third High Yield Bond Fund	76.46%
Fifth Third Total Return Bond Fund	88.17%
Fifth Third Short Term Bond Fund	70.83%

FTB will not determine how to vote any shares of the Acquired Funds (including shares of the Acquired Funds that are not listed in the table above) that it owns, controls or has the power to vote. Instead, FTB will obtain a “fairness” or similar opinion from an independent third party and all such shares will be voted consistent with such opinion.

FINANCIAL STATEMENTS AND EXPERTS

The Fifth Third Funds Annual Report has been incorporated by reference herein with respect to the Acquired Funds only in reliance upon the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, and upon the authority of said firm as experts in accounting and auditing. The Fifth Third Funds Semi-Annual Report has also been incorporated by reference herein with respect to the Acquired Funds only. No other parts of the Fifth Third Funds Annual Report or Semi-Annual Report are incorporated by reference herein.  The TST Annual Report 1, the TFGT Annual Report and TINT Annual Report have been incorporated by reference herein in reliance upon the reports of Ernst & Young LLP, independent registered public accounting firm, and upon the authority of said firm as experts in accounting and auditing. The TST Annual Report 2 and TST Annual Report 3 have been incorporated by reference herein in reliance upon the reports of PricewaterhouseCoopers LLP, independent registered public accounting firm, and upon the authority of said firm as experts in accounting and auditing. The Touchstone Semi-Annual Reports have also been incorporated by reference herein. No other parts of the Touchstone Annual Reports or Touchstone Semi-Annual Reports are incorporated by reference herein.

LEGAL MATTERS

Certain legal matters in connection with the issuance of the Acquiring Funds’ Shares will be passed upon by Pepper Hamilton LLP, located at 3000 Two Logan Square, 18th and Arch Streets, Philadelphia, PA 19103.

ADDITIONAL INFORMATION

The Trusts are subject to the informational requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, and in accordance therewith files reports and other information including proxy material and charter documents with the SEC. These items can be inspected and copied at the Public Reference Facilities maintained by the SEC in Washington, D.C., and at the SEC’s Regional Offices located at Northeast Regional Office, 3 World Financial Center, Room 4300, New York, New York 10281; Southeast Regional Office, 801 Brickell Avenue, Suite 1800, Miami, Florida 33131; Midwest Regional Office, 175 W. Jackson Boulevard, Suite 900, Chicago, Illinois 60604; Central Regional Office, 1801 California Street, Suite 1500, Denver, Colorado 80202-2656; and Pacific Regional Office, 5670 Wilshire Boulevard, 11th Floor, Los Angeles, California 90036-3648. Copies of such materials can also be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 100 F Street, N.E., Washington, D.C. 20549.

OTHER BUSINESS

The Fifth Third Board does not intend to present any other business at the Special Meeting.  If, however, any other matters are properly brought before the Special Meeting, the persons named in the accompanying form of proxy will vote thereon in accordance with their judgment.

THE FIFTH THIRD BOARD RECOMMENDS APPROVAL OF THE REORGANIZATION
AGREEMENT AND ANY PROPERLY EXECUTED BUT UNMARKED PROXY CARDS WILL BE
VOTED IN FAVOR OF APPROVAL OF THE REORGANIZATION AGREEMENT.

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EXHIBIT A: AGREEMENTS AND PLANS OF REORGANIZATION

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this 23rd day of May 2012, by and between Touchstone Strategic Trust, a Massachusetts business trust, with its principal place of business at 303 Broadway, Suite 1100, Cincinnati, Ohio 45202 (the “Acquiring Fund Registrant”), on behalf of each of the series reflected below in the table (each an “Acquiring Fund”), and Fifth Third Funds, a Massachusetts business trust, with its principal place of business at 38 Fountain Square Plaza, Cincinnati, Ohio 45263 (the “Acquired Fund Registrant”), on behalf of each of the series reflected below in the table (each an “Acquired Fund” and, collectively with the Acquiring Funds, the “Parties”).  Fifth Third Asset Management, Inc., an Ohio corporation (“FTAM”) joins this Agreement solely for purposes of Article VIII; and Touchstone Advisors, Inc., an Ohio corporation (“Touchstone Advisors”), joins this Agreement solely for purposes of Article VIII.  Capitalized terms not otherwise defined herein shall have the meaning set forth in Article XIII hereof.

This Agreement is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “Code”), and the Treasury Regulations promulgated thereunder.  Each reorganization will consist of: (i) the transfer of all of the assets of the Acquired Fund in exchange solely for corresponding class shares of the Acquiring Fund as set forth in the table below and on Exhibit A to this Agreement (each, a “Corresponding Class”) and the assumption by the corresponding Acquiring Fund of the liabilities, as set forth in paragraph 1.3, of the Acquired Fund; (ii) the distribution of the Corresponding Class shares of the corresponding Acquiring Fund to the holders of the outstanding shares of the Acquired Fund as set forth in the table below and on Exhibit A of this Agreement; and (iii) the liquidation and dissolution of the Acquired Fund as provided herein, all upon the terms and conditions set forth in this Agreement (each a “Reorganization”).

The following chart shows (i) each Acquired Fund and its classes of shares and (ii) the corresponding Acquiring Fund and its corresponding classes of shares:

Acquired Fund, each a series of Fifth Third Funds, and its Classes of Shares	Acquiring Fund, each a series of Touchstone Strategic Trust, and its Classes of Shares
Fifth Third Mid Cap Growth Fund	Touchstone Growth Opportunities Fund
Class A	Class A
Class B	Class A
Class C	Class C
Institutional	Class Y
Fifth Third Quality Growth Fund	Touchstone Large Cap Growth Fund
Class A	Class A
Class B	Class A
Class C	Class C
Institutional	Class Y
Fifth Third All Cap Value Fund	Touchstone Value Fund
Class A	Class A
Class B	Class A
Class C	Class C
Institutional	Class Y
Fifth Third Disciplined Large Cap Value Fund	Touchstone Value Fund
Class A	Class A
Class B	Class A
Class C	Class C
Institutional	Class Y

For convenience, the balance of this Agreement refers only to a single Reorganization, one Acquired Fund and one Acquiring Fund, but the terms and conditions hereof shall apply separately to each Reorganization and the Acquired Fund and Acquiring Fund participating therein.  The consummation of any Reorganization shall not be contingent on the consummation of any other Reorganization and it is the intention of all of the parties hereto that each Reorganization described herein shall be conducted separately and independently of the others.

A-1

WHEREAS, the Acquiring Fund and the Acquired Fund are separate series of the Acquiring Fund Registrant and the Acquired Fund Registrant, respectively, and the Acquiring Fund Registrant and Acquired Fund Registrant are both open-end, registered management investment companies under the 1940 Act, and the Acquired Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

WHEREAS, the Acquiring Fund is authorized to issue its shares of beneficial interests;

WHEREAS, the Board of Trustees of the Acquiring Fund Registrant (“Touchstone Board”) has determined that the Reorganization, with respect to the Acquiring Fund, is in the best interests of the Acquiring Fund; and

WHEREAS, the Board of Trustees of the Acquired Fund Registrant (“Fifth Third Board”) has determined that the Reorganization, with respect to the Acquired Fund, is in the best interests of the Acquired Fund;

NOW THEREFORE, in consideration of the mutual premises, representations, and warranties made herein, covenants and agreements hereinafter contained, and for other good and valuable consideration, the receipt and sufficiency of which are acknowledged, the Parties, and FTAM and Touchstone Advisors to the extent indicated above, intending to be legally bound hereby, agree as follows:

ARTICLE I

TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR ACQUIRING FUND
SHARES AND LIQUIDATION AND DISSOLUTION OF THE ACQUIRED FUND

1.1           THE EXCHANGE.  Subject to the terms and conditions contained herein and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all Fund Assets, as defined in paragraph 1.2, to the Acquiring Fund.  In exchange, the Acquiring Fund agrees to assume the liabilities of the Acquired Fund, as set forth in paragraph 1.3, and deliver to the Acquired Fund full and fractional shares of the Acquiring Fund (“Acquiring Fund Shares”).  The number of full and fractional shares of each Corresponding Class of Acquiring Fund Shares (to the third decimal place) shall be determined by dividing (a) the value of the Fund Assets attributable to the corresponding class of the Acquired Fund, net of the Acquired Fund’s Liabilities attributed to that class of the Acquired Fund (computed as of the Valuation Time (as defined in paragraph 2.5) in the manner set forth in paragraph 2.1), by (b) the net asset value of one share of such Corresponding Class of the Acquiring Fund Shares (computed as of the Valuation Time in the manner set forth in paragraph 2.2).  Holders of each class of shares of the Acquired Fund will receive shares of the Corresponding Class of the Acquiring Fund, as set forth in Exhibit A to this Agreement.  Such transactions shall take place at the closing on the Effective Time provided for in paragraph 3.1.

1.2           ASSETS TO BE ACQUIRED. The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all Fund Assets.  “Fund Assets” shall mean all properties and assets of every kind and description whatsoever, including, without limitation, all cash, cash equivalents, securities, claims (whether absolute or contingent, known or unknown, accrued or unaccrued and including, but not limited to, any claims that the Acquired Fund may have against any Person), litigation proceeds of any type (including, without limitation, proceeds resulting from litigation involving portfolio securities as well as market timing/late trading actions or settlements) and receivables (including dividend and interest receivable), goodwill and other intangible property, Books and Records, and all interests, rights, privileges and powers, owned by the Acquired Fund, and any prepaid expenses shown on the Acquired Fund?s books at the Valuation Time.

(a)           The Acquired Fund has provided the Acquiring Fund with its most recent audited financial statements, which contain a list of all of the Acquired Fund’s assets as of the date of such statements.  The Acquired Fund hereby represents that as of the date of the execution of this Agreement and as of the Effective Time (as defined below), there have been no changes in its financial position as reflected in such financial statements other than those occurring in the ordinary course of business in connection with the purchase and sale of securities, the issuance and redemption of Acquired Fund shares and the payment of normal operating expenses, dividends and capital gains distributions.

(b)           At least ten Business Days prior to the Valuation Time, the Acquired Fund will provide the Acquiring Fund with a complete schedule of the securities and other assets of the Acquired Fund.  At least five Business Days prior to the Valuation Time, the Acquiring Fund will advise the Acquired Fund in writing of any investments of the Acquired Fund shown on the Acquired Fund’s schedule provided above which the Acquiring Fund would not be permitted to hold (a) under its investment goal, principal investment strategies or investment restrictions; or (b) under applicable Law. Under

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such circumstances and, to the extent practicable, the Acquired Fund will, if requested by the Acquiring Fund in writing and, to the extent permissible and consistent with its own investment objectives and policies, dispose of such investments prior to the Valuation Time.  Notwithstanding the foregoing, nothing herein will require the Acquired Fund to dispose of any portfolio securities or other investments, if, in the reasonable judgment of the Fifth Third Board or FTAM, such disposition would adversely affect the tax-free nature of the Reorganization for federal income tax purposes or would otherwise not be in the best interests of the Acquired Fund.  The Acquired Fund shall promptly notify the Acquiring Fund of any such determination.

1.3           LIABILITIES TO BE ASSUMED OR DISCHARGED.  The Acquired Fund will, to the extent permissible and consistent with its own investment objectives and policies, use its best efforts to discharge all of the liabilities of the Acquired Fund prior to the Effective Time. The liabilities of the Acquired Fund to be assumed by the Acquiring Fund shall consist of all of the liabilities set forth on the unaudited statement of assets and liabilities to be provided pursuant to paragraph 5.6 (“Liabilities”).

1.4           DISTRIBUTION OF ACQUIRING FUND SHARES.  Immediately upon receipt, the Acquired Fund will distribute the Corresponding Class of Acquiring Fund Shares received by the Acquired Fund from the Acquiring Fund pursuant to paragraph 1.1 pro rata to the record holders of shares of the corresponding class of the Acquired Fund.  Such distribution will be accomplished by transferring the Acquiring Fund Shares then credited to the Acquired Fund’s account on the Books and Records of the Acquiring Fund to open accounts on the Books and Records of the Acquiring Fund established and maintained by the Acquiring Fund’s transfer agent in the names of the record holders of shares of the Acquired Fund and representing the respective pro rata number of the Acquiring Fund Shares due to such record holders.  All issued and outstanding shares of the Acquired Fund will, without further notice, be cancelled promptly by the Acquired Fund on the Acquired Fund’s Books and Records.  Any such shares issued and outstanding prior to such cancellation shall thereafter represent only the right to receive the Acquiring Fund Shares issued to the Acquired Fund in accordance with paragraph 1.1 above.  In addition, each record holder of the Acquired Fund shall have the right to receive any unpaid dividends or other distributions which were declared with respect to his/her or its shares of the Acquired Fund at or before the Valuation Time.

1.5           TRANSFER TAXES.  Any transfer taxes payable upon the issuance of Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

1.6           REPORTING RESPONSIBILITY.  Any reporting responsibility of the Acquired Fund is and shall remain the responsibility of the Acquired Fund.  The Acquiring Fund shall not assume any obligation of the Acquired Fund to file reports with the SEC, Internal Revenue Service or other regulatory or tax authority covering any reporting period ending prior to or at the Effective Time with respect to the Acquired Fund.

1.7           TERMINATION.  As soon as conveniently practicable after the distribution of the Acquiring Fund Shares pursuant to paragraph 1.4 has been made, the Acquired Fund shall take, in accordance with Massachusetts law, the 1940 Act and the Fifth Third Funds Governing Documents, all such other steps as may be necessary or appropriate to effect a complete liquidation and termination of the Acquired Fund.

1.8           BOOKS AND RECORDS.  Upon reasonable notice and except as previously disclosed to the Acquiring Fund in writing, copies of all books and records of the Acquired Fund, including all books and records required to be maintained under the 1940 Act, and the rules and regulations thereunder, shall be available for review by the Acquiring Fund and shall be provided to the Acquiring Fund as soon as practicable following the Valuation Time.

1.9           OTHER REORGANIZATION SPECIFIC ITEMS. In connection with the Reorganization, any minimum investment amounts or sales load applicable to initial investments in the Acquiring Fund Shares shall be waived with respect to the Acquired Fund shareholder’s initial receipt of Acquiring Fund Shares as part of the Reorganization.

ARTICLE II

VALUATION

2.1           VALUATION OF ACQUIRED FUND NET ASSETS.  The value of the Acquired Fund’s Fund Assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets computed as of the Valuation Time, after the declaration and payment of any dividends and/or other distributions on that date, determined in accordance with the valuation procedures approved by the Touchstone Board or such other valuation procedures as shall be mutually agreed upon by the Parties, net of the Liabilities of the Acquired Fund assumed by the Acquiring Fund.

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2.2           VALUATION OF ACQUIRING FUND SHARES.  The net asset value per share of each class of Acquiring Fund Shares shall be the net asset value per share of such class of Acquiring Fund Shares computed as of the Valuation Time, in accordance with the valuation procedures approved by the Touchstone Board or such other valuation procedures as shall be mutually agreed upon by the Parties.

2.3           SHARES TO BE ISSUED.  The number of Acquiring Fund Shares to be issued (including fractional shares (to the third decimal place), if any) in connection with the Reorganization shall be determined in accordance with paragraph 1.1.

2.4           DETERMINATION OF VALUE.  All computations of value shall be made by BNY Mellon Investment Servicing (U.S.) Inc. (“BNY Mellon”) on behalf of the Acquiring Fund and the Acquired Fund.

2.5           VALUATION TIME.  “Valuation Time” shall mean 4:00 PM Eastern Time of the Business Day preceding the Effective Time.

ARTICLE III

CLOSING AND EFFECTIVE TIME

3.1           EFFECTIVE TIME.  Subject to the terms and conditions set forth herein, the Reorganization shall occur immediately prior to the opening of business on Monday, September 10, 2012, or such other date(s) as the Parties may agree to in writing (the “Effective Time”).  To the extent any Fund Assets are, for any reason, not transferred at the Effective Time, the Acquired Fund shall cause such Fund Assets to be transferred in accordance with this Agreement at the earliest practical date thereafter.  The closing of the Reorganization shall be held in person, by facsimile, by e-mail or by such other communication means as may be mutually agreed by the Parties, at the Effective Time (the “Closing”).

3.2           CUSTODIAN’S CERTIFICATE.  The Acquired Fund shall direct State Street Bank and Trust Company, as custodian for the Acquired Fund (the “Custodian”), to deliver at the Closing a certificate of an authorized officer stating that: (a)  the Acquired Fund’s portfolio securities, cash, and any other assets have been delivered in proper form to the Acquiring Fund on the Effective Time; and (b) all necessary taxes, including all applicable federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Acquired Fund.

3.3           EFFECT OF SUSPENSION IN TRADING.  If immediately prior to the Valuation Time:  (a) the New York Stock Exchange (“NYSE”) or another primary exchange on which the portfolio securities of the Acquiring Fund or the Acquired Fund are purchased or sold, shall be closed to trading or trading on such exchange shall be restricted; or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Valuation Time shall be postponed until the first Friday that is a business day after the day when trading is fully resumed and reporting is restored or such later date as may be mutually agreed in writing by an authorized officer of each Party.

3.4           TRANSFER AGENTS’ CERTIFICATE.  The Acquired Fund shall direct Boston Financial Data Services, Inc., as transfer agent for the Acquired Fund as of the Effective Time, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of Acquired Fund shareholders, and the number and percentage (to three decimal places) ownership of outstanding shares owned by each such shareholder immediately prior to the Closing.  The Acquiring Fund shall issue and deliver or cause, BNY Mellon, its transfer agent, to issue and deliver to an officer of the Acquired Fund Registrant a confirmation evidencing Acquiring Fund Shares to be credited on the Effective Time or provide evidence satisfactory to the Acquired Fund that the Acquiring Fund Shares have been credited to the Acquired Fund’s account on the Books and Records of the Acquiring Fund.  At the Closing, each Party shall deliver to the other such bills of sale, checks, assignments, treasurer, chief financial officer, president/vice president or other officer certificates, custodian and/or transfer agent instructions and certificates, receipts and other documents, if any, as such other party or its counsel may reasonably request.

ARTICLE IV

REPRESENTATIONS AND WARRANTIES

4.1           Representations and Warranties of the Acquired Fund Registrant.  The Acquired Fund Registrant, on behalf of the Acquired Fund, hereby represents and warrants to the Acquiring Fund Registrant, on behalf of the Acquiring Fund, as

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follows, which representations and warranties shall be true and correct on the date hereof and agrees to confirm the continuing accuracy and completeness of the following at the Effective Time:

(a)           The Acquired Fund Registrant is a business trust duly organized, validly existing and in good standing under the Laws of the Commonwealth of Massachusetts and is duly qualified, licensed or admitted to do business and is in good standing as a foreign association under the Laws of each jurisdiction in which the nature of the business conducted by it makes such qualification, licensing or admission necessary, except in such jurisdictions where the failure to be so qualified, licensed or admitted and in good standing would not, individually or in the aggregate, have a Material Adverse Effect on its properties or assets or the properties or assets of the Acquired Fund.  The Acquired Fund has full power under the Fifth Third Governing Documents to conduct its business as it is now being conducted and to own the properties and assets it now owns.  The Acquired Fund has all necessary authorizations, licenses and approvals from any applicable Governmental or Regulatory Body necessary to carry on its business as such business is now being carried on except authorizations, licenses and approvals that the failure to so obtain would not have a Material Adverse Effect on the Acquired Fund.

(b)           The execution, delivery and performance of this Agreement by the Acquired Fund Registrant on behalf of the Acquired Fund and the consummation of the transactions contemplated herein have been duly and validly authorized by the Fifth Third Board, and the Fifth Third Board has approved the Reorganization and has resolved to recommend the Reorganization to the shareholders of the Acquired Fund and to call a meeting of shareholders of the Acquired Fund for the purpose of approving this Agreement and the Reorganization contemplated hereby.  Other than the approval by the requisite vote of the shareholders of the outstanding shares of the Acquired Fund in accordance with the provisions of the Fifth Third Governing Documents, applicable Massachusetts Law and the 1940 Act, no other action on the part of the Acquired Fund or its shareholders is necessary to authorize the execution, delivery and performance of this Agreement by the Acquired Fund Registrant on behalf of the Acquired Fund or the consummation of the Reorganization contemplated herein.  This Agreement has been duly and validly executed and delivered by the Acquired Fund Registrant on behalf of the Acquired Fund, and assuming due authorization, execution and delivery hereof by the Acquiring Fund Registrant on behalf of the Acquiring Fund, is a legal, valid and binding obligation of the Acquired Fund Registrant, as it relates to the Acquired Fund, enforceable in accordance with its terms (subject to applicable bankruptcy, insolvency, reorganization, moratorium and other Laws relating to or affecting creditors’ rights, to general equity principles and to any limitations on indemnity as may be required under federal and state securities Laws).

(c)           The authorized capital of the Acquired Fund consists of an unlimited number of shares of beneficial interest with no par value.  Each share represents a fractional undivided interest in the Acquired Fund.  All issued and outstanding shares of the Acquired Fund are duly authorized, validly issued, fully paid and non-assessable.  There are no outstanding options, warrants or other rights of any kind to acquire from the Acquired Fund any shares of any series or equity interests of the Acquired Fund or securities convertible into or exchangeable for, or which otherwise confer on the holder thereof any right to acquire, any such additional shares, nor is the Acquired Fund committed to issue any share appreciation or similar rights or options, warrants, rights or securities in connection with any series of shares. The Acquired Fund has no share certificates outstanding.

(d)           The Acquired Fund has no subsidiaries.

(e)           Except for consents, approvals, or waivers to be received prior to the Effective Time, including shareholder approval by the Acquired Fund, and upon the effectiveness of the Registration Statement (as defined below), the execution, delivery and performance of this Agreement by the Acquired Fund Registrant on behalf of the Acquired Fund does not, and the consummation of the transactions contemplated herein will not:  (i) violate or conflict with the terms, conditions or provisions of the Fifth Third Governing Documents, or of any material contract, agreement, indenture, instrument, or other undertaking to which the Acquired Fund Registrant is a party or by which the Acquired Fund Registrant or the Acquired Fund is bound, (ii) result in the acceleration of any obligation, or the imposition of any penalty, under any material agreement, indenture, instrument, contract, lease or other undertaking to which the Acquired Fund Registrant is a party or by which the Acquired Fund Registrant or the Acquired Fund is bound, (iii) result in a breach or violation by the Acquired Fund Registrant or the Acquired Fund of any terms, conditions, or provisions of any Law or Order, or (iv) require any consent or approval of, filing with or notice to, any Governmental or Regulatory Body other than such

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documents as are necessary to terminate the Acquired Fund as a series of a Massachusetts business trust.

(f)                (i)            Prior to the execution of this Agreement, the Acquired Fund has delivered to the Acquiring Fund Registrant true and complete copies of the Acquired Fund’s audited statement of assets and liabilities of as of July 31, 2011, and unaudited statement of assets and liabilities as of January 31, 2012, or a later date if available prior to the date hereof, and the related audited schedules of investments, statements of income and changes in net assets and financial highlights for the periods then ended.

(ii)           Except as set forth in the notes thereto, all such financial statements were prepared in accordance with U.S. generally accepted accounting principles, consistently applied throughout the periods then ended, and fairly present the financial condition and results of operations of the Acquired Fund as of the respective dates thereof and for the respective periods covered thereby subject, in the case of the unaudited financial statements, to normal year-end audit adjustments.

(iii)          To the best of the Acquired Fund’s Knowledge, except as reflected or reserved against in the statement of assets and liabilities included in the Acquired Fund’s audited financial statements as of July 31, 2011, and unaudited financial statements as of January 31, 2012, or in the notes thereto, or as previously disclosed in writing to the Acquiring Fund Registrant, there are no liabilities against, relating to or affecting the Acquired Fund or any of its properties and assets, other than those incurred in the ordinary course of business consistent with past practice, which, individually or in the aggregate, would have a Material Adverse Effect on the Acquired Fund or its properties or assets.  In particular, since January 31, 2012 to the best of the Acquired Fund’s Knowledge and except as previously disclosed in writing to the Acquiring Fund Registrant, there has not been any change in the financial condition, properties, assets, liabilities or business of the Acquired Fund that would have a Material Adverse Effect on the Acquired Fund or its properties or assets other than changes occurring in the ordinary course of business.

(g)              As of the date hereof, except as previously disclosed to the Acquiring Fund in writing, and except as have been corrected as required by applicable Law, and to the best of the Acquired Fund’s Knowledge, there have been no material miscalculations of the net asset value of the Acquired Fund during the twelve-month period preceding the date hereof which would have a Material Adverse Effect on the Acquired Fund or its properties or assets, and all such calculations have been made in accordance with the applicable provisions of the 1940 Act.

(h)              Except as previously disclosed to the Acquiring Fund Registrant in writing, the minute books and other similar records of the Acquired Fund Registrant as made available to the Acquiring Fund Registrant prior to the execution of this Agreement contain a true and complete record in all material respects of all material action taken at all meetings and by all written consents in lieu of meetings of the shareholders of the Acquired Fund, the Fifth Third Board and committees of the Fifth Third Board.  The stock transfer ledgers and other similar records of the Acquired Fund as made available to the Acquiring Fund Registrant prior to the execution of this Agreement accurately reflect all record transfers prior to the execution of this Agreement in the shares of the Acquired Fund.

(i)                The Acquired Fund has maintained, or caused to be maintained on its behalf, in all material respects, all Books and Records required of a registered investment company in compliance with the requirements of Section 31 of the 1940 Act and rules and regulations thereunder.

(j)           Except as set forth in writing to the Acquiring Fund, there is no Action or Proceeding pending against the Acquired Fund Registrant or the Acquired Fund or, to the best of the Acquired Fund’s Knowledge, threatened against, relating to or affecting, the Acquired Fund Registrant or the Acquired Fund.

(k)          No agent, broker, finder or investment or commercial banker, or other Person or firm engaged by or acting on behalf of the Acquired Fund Registrant or the Acquired Fund in connection with the negotiation, execution or performance of this Agreement or any other agreement contemplated hereby, or the consummation of the transactions contemplated hereby, is or will be entitled to any broker’s or finder’s or similar fees or other commissions as a result of the consummation of such transactions.

(l)           The Acquired Fund Registrant is registered with the SEC as an open-end management investment company under the 1940 Act, and such registration is in full force and effect, and the Acquired Fund is a separate series of the Acquired Fund Registrant duly designated in accordance with the applicable

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provisions of the Fifth Third Governing Documents and in compliance in all material respects with the 1940 Act and its rules and regulations.

(m)         All federal and other tax returns and reports of the Acquired Fund required by Law to have been filed (giving effect to any extensions) have been timely filed and are or were true, correct and complete in all material respects as of the time of their filing, and all taxes of the Acquired Fund which are due and payable (whether or not shown on any tax records) shall have been timely paid in full or provision has been made for payment thereof.  The Acquired Fund is not liable for taxes of any person other than itself and is not a party to or otherwise bound by any tax sharing, allocation, assumption or indemnification agreement or arrangement.  All of the Acquired Fund’s tax liabilities have been adequately provided for on its Books and Records in respect of all periods ending on or before the date of such Books and Records.  The Acquired Fund has not had any tax deficiency or liability asserted against it that has not been previously disclosed in writing to the Acquiring Fund or question with respect thereto raised, and no dispute, audit, investigation, proceeding or claim concerning any tax liabilities of the Acquired Fund has been raised by the Internal Revenue Service or by any other governmental authority in writing, and to the Acquired Fund’s Knowledge, no such dispute, audit, investigation, proceeding or claim is pending, being conducted or claimed.

(n)         The Acquired Fund has elected to be, and has met the requirements of Subchapter M of the Code for qualification and treatment as, a “regulated investment company” within the meaning of Sections 851 et seq. of the Code in respect of each taxable year since the commencement of operations, and shall continue to meet such requirements at all times through the Effective Time, treating the Effective Time as the close of its tax year if the year does not otherwise close on such date.  The Acquired Fund has not at any time since its inception been liable for and is not now liable for any material income or excise tax pursuant to Section 852 or 4982 of the Code.  The Acquired Fund has no other material tax liability (foreign, state, or local), except as accrued on the Acquired Fund’s Books and Records.  The Acquired Fund has no earnings and profits accumulated with respect to any taxable year in which the provisions of Subchapter M of the Code did not apply.

(o)         The Acquired Fund is not under the jurisdiction of a court in a “Title 11 or similar case” (within the meaning of Section 368(a)(3)(A) of the Code).

(p)         Except as otherwise disclosed in writing to the Acquiring Fund, the Acquired Fund is in compliance in all material respects with the Code and applicable regulations promulgated under the Code pertaining to the reporting of dividends and other distributions on and redemptions of its shares and has withheld in respect of dividends and other distributions and redemption proceeds and paid to the proper taxing authority all taxes required to be withheld, and is not liable for any penalties which could be imposed thereunder.

(q)         The Acquired Fund has not granted any waiver, extension or comparable consent regarding the application of the statute of limitations with respect to any taxes or tax return that is outstanding, nor has any request for such waiver or consent been made.

(r)           The Acquired Fund does not own any “converted property” (as that term is defined in Treasury Regulation Section 1.337(d)-7(a)(1)) that is subject to the rules of Section 1374 of the Code as a consequence of the application of Section 337(d)(1) of the Code and Treasury Regulations thereunder.

(s)          Except as otherwise disclosed to the Acquiring Fund, the Acquired Fund has not previously been a party to a reorganization under Section 368(a) of the Code.

(t)          The Acquired Fund has not received written notification from any tax authority that asserts a position contrary to any of the above representations in (m) through (s).

(u)         All issued and outstanding shares of the Acquired Fund have been offered and sold by the Acquired Fund in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities Laws, and are registered under the 1933 Act and under the Laws of all jurisdictions in which registration is or was required, except as may have been previously disclosed to the Acquiring Fund in writing.  Such registrations are, in all material respects, complete, current and have been continuously effective, and all fees required to be paid have been paid.  The Acquired Fund is not subject to any “stop order” and is, and was, fully qualified to sell its shares in each jurisdiction in which such shares are being, or were, registered and sold.

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(v)         The current prospectus and statement of additional information of the Acquired Fund, including any amendments and supplements thereto, and each prospectus and statement of additional information of the Acquired Fund used at all times during the past three years prior to the date of this Agreement conform, or conformed at the time of its or their use, in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the applicable rules and regulations of the SEC thereunder, and do not, or did not, as of their dates of distribution to the public, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.  The Acquired Fund currently complies in all material respects with all investment objectives, policies, guidelines and restrictions and any compliance procedures established by the Acquired Fund.

(w)         The combined proxy statement and prospectus and statement of additional information (collectively, the “Proxy Statement/Prospectus”) to be included in the Acquiring Fund Registrant’s registration statement on Form N-14 (the “Registration Statement”) and filed in connection with this Agreement, and the documents incorporated therein by reference and any amendment or supplement thereto insofar as they relate to the Acquired Fund Registrant or the Acquired Fund, each comply or will comply in all material respects with the applicable requirements of the 1933 Act, 1934 Act and the 1940 Act and the applicable rules and regulations of the SEC thereunder on the effective date of such Registration Statement.  Each of the Proxy Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto, insofar as it relates to the Acquired Fund Registrant or the Acquired Fund, does not contain any untrue statement of a material fact or omit to state a material fact necessary in order to make the statements therein, in light of the circumstances under which they were made, not materially misleading on the effective date of such Registration Statement.

(x)          Except as previously disclosed in writing to the Acquiring Fund Registrant, at the Effective Time, the Acquired Fund will have good and marketable title to the Fund Assets and full right, power, and authority to sell, assign, transfer and, upon delivery and payment for the Fund Assets, deliver such Fund Assets, free and clear of all liens, mortgages, pledges, encumbrances, charges, claims and equities, and subject to no restrictions on the subsequent transfer thereof (other than any Fund Assets consisting of restricted securities) or as otherwise disclosed in writing to the Acquiring Fund Registrant at least fifteen Business Days prior to the Effective Time, provided that the Acquiring Fund will acquire Fund Assets that are segregated or pledged as collateral for the Acquired Fund’s short sale and derivative positions (if any), including without limitation, as collateral for swap positions and as margin for futures positions, subject to such segregation and liens that apply to such Fund Assets.

(y)         The Acquired Fund Registrant has adopted and implemented written policies and procedures in accordance with Rule 38a-1 under the 1940 Act.

(z)          Except as disclosed in writing to the Acquiring Fund, to the best of the Acquired Fund’s Knowledge, no events have occurred and no issues, conditions or facts have arisen which either individually or in the aggregate have had a Material Adverse Effect on the Acquired Fund or its properties or assets other than changes occurring in the ordinary course of business.

4.2           Representations and Warranties of the Acquiring Fund Registrant.  The Acquiring Fund Registrant, on behalf of the Acquiring Fund, hereby represents and warrants to the Acquired Fund Registrant, on behalf of the Acquired Fund, as follows, which representations and warranties shall be true and correct on the date hereof and agrees to confirm the continuing accuracy and completeness of the following at the Effective Time:

(a)          The Acquiring Fund Registrant is a business trust duly organized, validly existing and in good standing under the Laws of the Commonwealth of Massachusetts and is duly qualified, licensed or admitted to do business and is in good standing as a foreign association under the Laws of each jurisdiction in which the nature of the business conducted by it makes such qualification, licensing or admission necessary, except in such jurisdictions where the failure to be so qualified, licensed or admitted and in good standing would not, individually or in the aggregate, have a Material Adverse Effect on its properties or assets or the properties or assets of the Acquiring Fund.  The Acquiring Fund has full power under the Touchstone Governing Documents to conduct its business as it is now being conducted and to own the properties and assets it now owns.  The Acquiring Fund has all necessary authorizations, licenses and approvals from any applicable Governmental or Regulatory Body necessary to carry on its business as such business is now being carried on except authorizations, licenses and approvals that the failure to so obtain would not have a Material Adverse Effect on the Acquiring Fund.

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(b)         The execution, delivery and performance of this Agreement by the Acquiring Fund Registrant on behalf of the Acquiring Fund and the consummation of the transactions contemplated herein have been duly and validly authorized by the Touchstone Board, and the Touchstone Board has approved the Reorganization.  No action on the part of the shareholders of the Acquiring Fund is necessary to authorize the execution, delivery and performance of this Agreement by the Acquiring Fund Registrant on behalf of the Acquiring Fund or the consummation of the Reorganization contemplated herein.  This Agreement has been duly and validly executed and delivered by the Acquiring Fund Registrant on behalf of the Acquiring Fund, and assuming due authorization, execution and delivery hereof by the Acquired Fund Registrant on behalf of the Acquired Fund, is a legal, valid and binding obligation of the Acquiring Fund Registrant, as it relates to the Acquiring Fund, enforceable in accordance with its terms (subject to applicable bankruptcy, insolvency, reorganization, moratorium and other Laws relating to or affecting creditors’ rights, to general equity principles and to any limitations on indemnity as may be required under federal and state securities Laws).

(c)          The authorized capital of the Acquiring Fund consists of an unlimited number of shares of beneficial interest with no par value.  Each share represents a fractional undivided interest in the Acquiring Fund.  All issued and outstanding shares of the Acquiring Fund are duly authorized, validly issued, fully paid and non-assessable, and all such shares have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities Laws, and are registered under the 1933 Act and under the Laws of all jurisdictions in which registration is or was required, except as may have been previously disclosed to the Acquired Fund in writing.  Such registrations are, in all material respects, complete, current and have been continuously effective, and all fees required to be paid have been paid.  The Acquiring Fund is not subject to any “stop order” and is, and was, fully qualified to sell its shares in each jurisdiction in which such shares are being registered and sold.  There are no outstanding options, warrants or other rights of any kind to acquire from the Acquiring Fund any shares of any series or equity interests of the Acquiring Fund or securities convertible into or exchangeable for, or which otherwise confer on the holder thereof any right to acquire, any such additional shares, nor is the Acquiring Fund committed to issue any share appreciation or similar rights or options, warrants, rights or securities in connection with any series of shares.

(d)           Except for consents, approvals, or waivers to be received prior to the Effective Time, including shareholder approval by the Acquired Fund, and upon the effectiveness of the Registration Statement, the execution, delivery and performance of this Agreement by the Acquiring Fund Registrant on behalf of the Acquiring Fund does not, and the consummation of the transactions contemplated herein will not: (i) violate or conflict with the terms, conditions or provisions of the Touchstone Governing Documents, or of any material contract, agreement, indenture, instrument, or other undertaking to which the Acquiring Fund Registrant is a party or by which the Acquiring Fund Registrant or the Acquiring Fund is bound, (ii) result in the acceleration of any obligation, or the imposition of any penalty, under any material agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund Registrant is a party or by which the Acquiring Fund Registrant or the Acquiring Fund is bound, (iii) result in a breach or violation by the Acquiring Fund Registrant or the Acquiring Fund of any terms, conditions, or provisions of any Law or Order, or (iv) require any consent or approval of, filing with or notice to, any Governmental or Regulatory Body.

(e)           Except as set forth in writing to the Acquired Fund, there is no Action or Proceeding pending against the Acquiring Fund Registrant or the Acquiring Fund or, to the best of the Acquiring Fund Registrant’s Knowledge, threatened against, relating to or affecting, the Acquiring Fund Registrant or the Acquiring Fund.

(f)            No agent, broker, finder or investment or commercial banker, or other Person or firm engaged by or acting on behalf of the Acquiring Fund Registrant or the Acquiring Fund in connection with the negotiation, execution or performance of this Agreement or any other agreement contemplated hereby, or the consummation of the transactions contemplated hereby, is or will be entitled to any broker’s or finder’s or similar fees or other commissions as a result of the consummation of such transactions.

(g)           The Acquiring Fund Registrant is registered with the SEC as an open-end management investment company under the 1940 Act, and such registration is in full force and effect, and the Acquiring Fund is a separate series of the Acquiring Fund Registrant duly designated in accordance with the applicable provisions of the Touchstone Governing Documents and in compliance in all material respects with the 1940 Act and its rules and regulations.

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(h)           All federal and other tax returns and reports of the Acquiring Fund required by Law to have been filed (giving effect to any extensions) have been timely filed and are or were true, correct and complete in all material respects as of the time of their filing, and all taxes of the Acquiring Fund which are due and payable (whether or not shown on any tax return) shall have been timely paid in full or provision has been made for payment thereof.  The Acquiring Fund is not liable for taxes of any person other than itself and is not a party to or otherwise bound by any tax sharing, allocation, assumption or indemnification agreement or arrangement.  All of the Acquiring Fund’s tax liabilities have been adequately provided for on its Books and Records in respect of all periods ending on or before the date of such Books and Records.  The Acquiring Fund has not had any tax deficiency or liability asserted against it that has not been previously disclosed in writing to the Acquired Fund or question with respect thereto raised, and no dispute, audit, investigation, proceeding or claim concerning any tax liabilities of the Acquiring Fund has been raised by the Internal Revenue Service or by any other governmental authority in writing, and to the Acquiring Fund’s Knowledge, no such dispute, audit, investigation, proceeding or claim is pending, being conducted or claimed.

(i)            The Acquiring Fund has elected to be, and has met the requirements of Subchapter M of the Code for qualification and treatment as, a “regulated investment company” within the meaning of Sections 851 et seq. of the Code in respect of each taxable year since the commencement of operations, and shall continue to meet such requirements for its taxable year that includes the Effective Time, and intends to continue to meet such requirements for its subsequent taxable years. The Acquiring Fund is treated as a separate corporation under Section 851(g) of the Code.  The Acquiring Fund has not at any time since its inception been liable for and is not now liable for any material income or excise tax pursuant to Section 852 or 4982 of the Code.  The Acquiring Fund has no other tax liability (foreign, state or local), except as accrued on the Acquiring Fund’s Books and Records.  The Acquiring Fund has no earnings and profits accumulated with respect to any taxable year in which the provisions of Subchapter M of the Code did not apply.

(j)            The Acquiring Fund is not under the jurisdiction of a court in a “Title 11 or similar case” (within the meaning of Section 368(a)(3)(A) of the Code).

(k)           Except as otherwise disclosed in writing to the Acquired Fund, the Acquiring Fund is in compliance in all material respects with the Code and applicable regulations promulgated under the Code pertaining to the reporting of dividends and other distributions on and redemptions of its shares and has withheld in respect of dividends and other distributions and redemption proceeds and paid to the proper taxing authority all taxes required to be withheld, and is not liable for any penalties which could be imposed thereunder.

(l)            The Acquiring Fund has not granted any waiver, extension or comparable consent regarding the application of the statute of limitations with respect to any taxes or tax return that is outstanding, nor has any request for such waiver or consent been made.

(m)          The Acquiring Fund does not own any “converted property” (as that term is defined in Treasury Regulation Section 1.337(d)-7(a)(1)) that is subject to the rules of Section 1374 of the Code as a consequence of the application of Section 337(d)(1) of the Code and Treasury Regulations thereunder.

(n)           The Acquiring Fund has not received written notification from any tax authority that asserts a position contrary to any of the above representations in (h) through (n).

(o)           The Acquiring Fund Shares to be issued and delivered to the Acquired Fund for the account of the Acquired Fund (and to be distributed immediately thereafter to its shareholders) pursuant to the terms of this Agreement will have been duly authorized at the Effective Time and, when so issued and delivered, will be registered under the 1933 Act, duly and validly issued, fully paid and non-assessable and no shareholder of the Acquiring Fund shall have any statutory or contractual preemptive right of subscription or purchase in respect thereof.

(p)           The current prospectus and statement of additional information of the Acquiring Fund, including any amendments and supplements thereto, conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the applicable rules and regulations of the SEC thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.  To the best of the Acquiring Fund’s Knowledge, the Acquiring Fund

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currently complies in all material respects with all investment goals, policies, guidelines and restrictions and any compliance procedures established by the Acquiring Fund.

(q)           The Proxy Statement/Prospectus to be included in the Registration Statement and filed in connection with this Agreement, and the documents incorporated therein by reference and any amendment or supplement thereto (i) each comply or will comply in all material respects with the applicable requirements of the 1933 Act, 1934 Act and the 1940 Act and the applicable rules and regulations of the SEC thereunder on the effective date of such Registration Statement, and (ii) each does not contain any untrue statement of a material fact or omit to state a material fact necessary in order to make the statements therein, in light of the circumstances under which they were made, not materially misleading on the effective date of such Registration Statement; provided, however, that the Acquiring Fund Registrant makes no representations or warranties as to the information contained in the Proxy Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto in reliance upon and in conformity with information relating to the Acquired Fund Registrant or the Acquired Fund and furnished by the Acquired Fund to the Acquiring Fund Registrant specifically for use in connection with the Proxy Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto.

(r)           The Acquiring Fund Registrant has adopted and implemented written policies and procedures in accordance with Rule 38a-1 under the 1940 Act.

(s)           The Acquiring Fund has maintained, or caused to be maintained on its behalf, in all material respects, all Books and Records required of a registered investment company in compliance with the requirements of Section 31 of the 1940 Act and rules and regulations thereunder.

(t)           (i)          Prior to the execution of this Agreement, the Acquiring Fund has delivered to the Acquired Fund Registrant true and complete copies of the Acquiring Fund’s audited statement of assets and liabilities of as of March 31, 2011 and unaudited statement of assets and liabilities as of September 30, 2011, or a later date if available prior to the date hereof, and the related audited schedules of investments, statements of income and changes in net assets and financial highlights for the periods then ended.

  (ii)           Except as set forth in the notes thereto, all such financial statements were prepared in accordance with U.S. generally accepted accounting principles, consistently applied throughout the periods then ended, and fairly present the financial condition and results of operations of the Acquiring Fund as of the respective dates thereof and for the respective periods covered thereby subject, in the case of the unaudited financial statements, to normal year-end audit adjustments.

  (iii)           To the best of the Acquiring Fund’s Knowledge, except as reflected or reserved against in the statement of assets and liabilities included in the Acquiring Fund’s audited financial statements as of March 31, 2011 and unaudited financial statements as of September 30, 2011, or in the notes thereto, or as previously disclosed in writing to the Acquired Fund Registrant, there are no liabilities against, relating to or affecting the Acquiring Fund or any of its properties and assets, other than those incurred in the ordinary course of business consistent with past practice, which, individually or in the aggregate, would have a Material Adverse Effect on the Acquiring Fund or its properties or assets.  In particular, since September 30, 2011, to the best of the Acquiring Fund’s Knowledge and except as disclosed in writing to the Acquired Fund Registrant, there has not been any change in the financial condition, properties, assets, liabilities or business of the Acquiring Fund that would have a Material Adverse Effect on the Acquiring Fund or its properties or assets other than changes occurring in the ordinary course of business.

(u)           As of the date hereof, except as previously disclosed to the Acquired Fund in writing, and except as have been corrected as required by applicable Law, and to the best of the Acquiring Fund’s Knowledge, there have been no material miscalculations of the net asset value of the Acquiring Fund during the twelve-month period preceding the date hereof which would have a Material Adverse Effect on the Acquiring Fund or its properties or assets, and all such calculations have been made in accordance with the applicable provisions of the 1940 Act.

(v)           Except as disclosed in writing to the Acquired Fund, to the best of the Acquiring Fund’s Knowledge, no events have occurred and no issues, conditions or facts have arisen which either individually or in the

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aggregate have had a Material Adverse Effect on the Acquiring Fund or its properties or assets other than changes occurring in the ordinary course of business.

(w)           The Acquiring Fund has no unamortized or unpaid organizational fees or expenses for which it does not expect to be reimbursed by Touchstone Advisors or its Affiliates.

ARTICLE V

COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

5.1           OPERATION IN ORDINARY COURSE.  The Acquiring Fund and the Acquired Fund will each operate its respective business in the ordinary course between the date of this Agreement and the Effective Time, it being understood that such ordinary course of business will include (a) customary dividends; (b) shareholder purchases and redemptions and (c) seeking to cause the continued good faith performance by the investment adviser, sub-adviser(s), administrator, distributor and other service providers of their respective responsibilities in accordance with their agreements with the Acquired Fund or the Acquiring Fund, as applicable, and applicable Law.  No Party shall take any action that would, or would reasonably be expected to, result in any of its representations and warranties set forth in this Agreement being or becoming untrue in any material respect.

5.2           APPROVAL OF SHAREHOLDERS.  The Acquired Fund Registrant will call a special meeting of the Acquired Fund shareholders to consider and act upon this Agreement and to take all other appropriate action necessary to obtain approval of the transactions contemplated herein.

5.3           INVESTMENT REPRESENTATION.  The Acquired Fund covenants that the Acquiring Fund Shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution, other than in connection with the Reorganization and in accordance with the terms of this Agreement.

5.4           ADDITIONAL INFORMATION.  The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund’s shares.

5.5           FURTHER ACTION.  Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Effective Time.

5.6           FINANCIAL STATEMENTS.  At the Closing, the Acquired Fund will deliver to the Acquiring Fund an unaudited statement of assets and liabilities of the Acquired Fund, together with a schedule of portfolio investments as of and for the interim period ending at the Valuation Time.  These financial statements will present fairly in all material respects the financial position and portfolio investments of the Acquired Fund as of the Valuation Time in conformity with U.S. generally accepted accounting principles applied on a consistent basis, and there will be no material contingent liabilities of the Acquired Fund not disclosed in said financial statements.  These financial statements shall be certified by the Treasurer of the Acquired Fund Registrant as, to the best of his or her Knowledge, complying with the requirements of the preceding sentence.  The Acquired Fund also will deliver to the Acquiring Fund at the Effective Time (i) the detailed tax-basis accounting records for each security or other investment to be transferred to the Acquiring Fund hereunder, which shall be prepared in accordance with the requirements for specific identification tax-lot accounting and clearly reflect the basis used for determination of gain and loss realized on the partial sale of any security to be transferred to the Acquiring Fund and (ii) a statement of earnings and profits of the Acquired Fund for federal income tax purposes that shall be carried over by the Acquired Fund as a result of Code Section 381 and which shall be certified by the Treasurer of the Acquired Fund Registrant.

5.7           PROXY STATEMENT/ PROSPECTUS AND REGISTRATION STATEMENT.  The Parties will cooperate with each other in the preparation of the Proxy Statement/Prospectus and Registration Statement and cause the Registration Statement to be filed with the SEC in a form satisfactory to the Parties and their respective counsel as promptly as practicable.  Upon effectiveness of the Registration Statement, the Acquired Fund will cause the Proxy Statement/Prospectus to be delivered to shareholders of the Acquired Fund entitled to vote on this Agreement and the transactions contemplated herein in accordance with the Fifth Third Governing Documents.  Each Party will provide the materials and information necessary to prepare the Registration Statement, for inclusion therein, in connection with the shareholder meeting of the Acquired Fund to consider the approval of this Agreement and the transactions contemplated herein. If, at any time prior to the Effective Time, a Party becomes aware of any untrue statement of material fact or omission to state a material fact required to be stated therein or necessary to make the statements made not misleading in

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light of the circumstances under which they were made, the Party discovering the item shall notify the other Parties and the Parties shall cooperate in promptly preparing, filing and clearing with the SEC and, if appropriate, distributing to shareholders appropriate disclosure with respect to the item.

5.8            PRE-CLOSING DIVIDEND. On or before the Effective Time, the Acquired Fund shall have declared and paid to its shareholders of record a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing all of the Acquired Fund’s investment company taxable income (computed without regard to any deduction for dividends paid), if any, plus the excess, if any, of its interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for all taxable years ending on or before the Effective Time, and all of its net capital gains realized (after reduction for any capital loss carry forward), if any, in all taxable years ending on or before the Effective Time.

5.9            TAX-FREE REORGANIZATION.  It is the intention of the parties that the transaction contemplated by this Agreement with respect to the Acquired Fund and the Acquiring Fund will qualify as a reorganization within the meaning of Section 368(a) of the Code.  None of the Parties to this Agreement shall take any action or cause any action to be taken, including, without limitation, the filing of any tax return, that is inconsistent with such treatment or that results in the failure of the transaction to qualify as a reorganization within the meaning of Section 368(a) of the Code.

5.10          INFORMATION.  The Parties will furnish to each other, and each other’s accountants, legal counsel and other representatives, as appropriate, throughout the period prior to the Effective Time, all such documents and other information concerning the Acquired Fund and the Acquiring Fund, respectively, and their business and properties as may reasonably be requested by the other Party.  Such cooperation shall include providing copies of reasonably requested documents and other information.  Each Party shall make its officers available on a mutually convenient basis to provide an explanation of any documents or information provided hereunder to the extent that such Party’s officers are familiar with such documents or information.

5.11          NOTICE OF MATERIAL CHANGES.  Each Party will notify the other Parties of any event causing a Material Adverse Effect to such Party as soon as practicable following such Party’s Knowledge of any event causing such a Material Adverse Effect.

5.12          OTHER NECESSARY ACTION.  The Parties will each take all necessary action and use their reasonable best efforts to complete all filings, obtain all governmental and other consents and approvals and satisfy any other provision required for consummation of the transactions contemplated by this Agreement.

5.13          ISSUED SHARES.  The Acquiring Fund Shares to be issued and delivered to the Acquired Fund for the account of the Acquired Fund (and to be distributed immediately thereafter to its shareholders) pursuant to this Agreement, will have been duly authorized at the Effective Time.  Said shares when issued and delivered will be registered under the 1933 Act, will be duly and validly issued, fully paid and non-assessable.  No shareholder of the Acquiring Fund shall have any statutory or contractual preemptive right of subscription or purchase in respect thereof.

5.14          FINAL TAX RETURNS AND FORMS 1099 OF ACQUIRED FUND.  After the Effective Time, except as otherwise agreed to in writing by the Parties, the Acquired Fund shall or shall cause its agents to prepare any federal, state or local returns, including any Forms 1099, required to be filed by the Acquired Fund with respect to its final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall further cause such tax returns and Forms 1099 to be duly filed with the appropriate taxing authorities.

5.15          COMPLIANCE WITH SECTION 15(f).  The Acquiring Fund Registrant agrees that, for the minimum time periods specified in Section 15(f) of the 1940 Act it shall take (or refrain from taking, as the case may be) such actions as are necessary to ensure that: (a) at least seventy-five percent (75%) of the trustees of the Acquiring Fund Registrant shall not be “interested persons” (as that term is defined in the 1940 Act) of the Acquiring Fund’s investment adviser or the Acquired Fund’s investment adviser; (b) no “unfair burden” (as that term is defined in Section 15(f)(2)(B) of the 1940 Act) shall be imposed on the Acquired Fund; and (c) each vacancy among the trustees of the Acquiring Fund Registrant which must be filled by a person who is neither an interested person of the Acquiring Fund’s investment adviser nor of the Acquired Fund’s investment adviser so as to comply with Section 15(f) of the 1940 Act, as if such Section were applicable, shall be filled in the manner specified by Section 16(b) of the 1940 Act.  The Acquiring Fund Registrant may elect, in lieu of the covenants set forth in the preceding sentence, to apply for and obtain an exemptive order under Section 6(c) of the 1940 Act from the provisions of Section 15(f)(1)(A) of the 1940 Act, in form and substance reasonably acceptable to FTAM.

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ARTICLE VI

CONDITIONS PRECEDENT

6.1           Conditions Precedent to Obligations of the Acquired Fund Registrant.  The obligations of the Acquired Fund Registrant, on behalf of the Acquired Fund, to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund Registrant and the Acquiring Fund of all of their obligations to be performed by them pursuant to this Agreement on or before the Effective Time, and, in addition thereto, subject to the following further conditions unless waived by the Acquired Fund Registrant in writing:

(a)
All representations and warranties of the Acquiring Fund Registrant, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Effective Time with the same force and effect as if made at and as of the Effective Time; provided that the Acquiring Fund  and the Acquiring Fund Registrant shall be given a period of ten Business Days from the date on which any such representation or warranty shall not be true and correct in all material respects to cure such condition.

(b)	The Acquiring Fund shall have furnished to the Acquired Fund the opinion of Pepper Hamilton LLP dated as of the Effective Time, substantially to the effect that:

(i)           the Acquiring Fund Registrant is a business trust, validly existing under the laws of the Commonwealth of Massachusetts, and, to such counsel’s knowledge, has power under the Touchstone Governing Documents to conduct its business and own its assets as described in its currently effective registration statement on Form N-1A;

(ii)           the Acquiring Fund Registrant is registered with the SEC under the 1940 Act as an open-end management investment company and, to such counsel’s knowledge, its registration with the SEC is in full force and effect;

(iii)          the Acquiring Fund Shares to be issued and delivered by the Acquiring Fund Registrant pursuant to this Agreement have been duly authorized for issuance and, when issued and delivered as provided herein, will be validly issued, fully paid and non-assessable under the laws of the Commonwealth of Massachusetts and no preemptive rights of shareholders exist with respect to any such shares or the issue or delivery thereof;

(iv)          except as disclosed in writing to the Acquired Fund, such counsel knows of no material legal proceedings pending against the Acquiring Fund Registrant;

(v)           the execution and delivery of this Agreement has been duly authorized by all requisite trust action; this Agreement has been duly executed and delivered by the Acquiring Fund Registrant on behalf of the Acquiring Fund, and, assuming due authorization, execution and delivery by the Acquired Fund Registrant on behalf of the Acquired Fund, constitutes a valid and legally binding obligation of the Acquiring Fund Registrant, on behalf of the Acquiring Fund, enforceable against the Acquiring Fund Registrant in accordance with its terms;

(vi)          the Registration Statement has become effective under the 1933 Act and, to the knowledge of such counsel, no stop order suspending the effectiveness of the Registration Statement has been issued under the 1933 Act and no proceedings for that purpose have been instituted or threatened by the SEC;

(vii)         the execution and delivery of this Agreement by the Acquiring Fund Registrant did not and the consummation of the transactions herein contemplated by the Acquiring Fund Registrant will not result in a material breach of the terms or provisions of, or constitute a material default under the Touchstone Governing Documents;

(viii)        the execution and delivery of this Agreement did not and the consummation of the transactions herein contemplated will not result in a material violation by the Acquiring Fund Registrant or the Acquiring Fund of any provisions of any statutory federal securities Law or the statutory laws of the Commonwealth of Massachusetts as they relate to voluntary associations commonly referred to as “Massachusetts business trusts;” and

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(ix)          to the knowledge of such counsel, no consent, approval, authorization, or other action by or filing with any Governmental or Regulatory Body is required to be made on the part of the Acquiring Fund Registrant in connection with the consummation of the transactions herein contemplated, except such as have been obtained or made under the 1933 Act, 1934 Act and the 1940 Act and the applicable rules and regulations of the SEC thereunder and the laws of the Commonwealth of Massachusetts.

Such opinion shall be subject to such qualifications or limitations as are customary with respect to the subject matter thereof.  In rendering such opinion, Pepper Hamilton LLP may rely upon certificates of officers of the Acquiring Fund Registrant and of public officials as to matters of fact.

(c)
The Acquiring Fund shall have furnished to the Acquired Fund a certificate of the Acquiring Fund, signed by the President or Vice President and Treasurer of the Acquiring Fund Registrant, dated as of the Effective Time, to the effect that they have examined the Proxy Statement/Prospectus and the Registration Statement (and any supplement thereto) and this Agreement and that:

(i) to the best of their Knowledge, the representations and warranties of the Acquiring Fund Registrant in this Agreement are true and correct in all material respects on and as of the Effective Time and the Acquiring Fund Registrant has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to the Effective Time; and
(ii) no stop order suspending the effectiveness of the Registration Statement has been issued and no proceedings for that purpose are pending or, to such officers’ Knowledge, threatened in writing.

(d)	An officer of the Acquired Fund Registrant shall have received the confirmation from the Acquiring Fund or BNY Mellon required under paragraph 3.4 of this Agreement.

(e)
The Acquiring Fund shall have duly executed and delivered to the Acquired Fund such assumptions of Liabilities and other instruments as the Acquired Fund may reasonably deem necessary or desirable to evidence the transactions contemplated by this Agreement, including the assumption of the Liabilities of the Acquired Fund by the Acquiring Fund.

(f)
The Acquiring Fund Registrant, on behalf of the Acquiring Fund, shall have entered into an expense limitation agreement with Touchstone Advisors consistent with the form of expense limitation agreement filed with the Registration Statement and in the amounts and duration as disclosed in the Registration Statement.

6.2          Conditions Precedent to Obligations of the Acquiring Fund Registrant.  The obligations of the Acquiring Fund Registrant, on behalf of the Acquiring Fund, to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund Registrant and the Acquired Fund of all of their obligations to be performed by them pursuant to this Agreement on or before the Effective Time, and, in addition thereto, subject to the following further conditions unless waived by the Acquiring Fund Registrant in writing:

(a)           All representations and warranties of the Acquired Fund Registrant, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Effective Time with the same force and effect as if made at and as of the Effective Time; provided that the Acquired Fund and the Acquired Fund Registrant shall be given a period of ten Business Days from the date on which any such representation or warranty shall not be true and correct in all material respects to cure such condition.

(b)           The Acquired Fund shall have furnished to the Acquiring Fund the opinion of Vedder Price P.C. dated as of the Effective Time, substantially to the effect that:

(i)           the Acquired Fund Registrant is a business trust, validly existing under the laws of the Commonwealth of Massachusetts, and, to such counsel’s knowledge, has power under the Fifth Third Governing Documents to conduct its business and own its assets as described in its currently effective registration statement on Form N-1A;

(ii)          the Acquired Fund Registrant is registered with the SEC under the 1940 Act as an open-end management investment company and, to such counsel’s knowledge, its registration with the SEC is in full force and effect;

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(iii)         except as disclosed in writing to the Acquiring Fund, such counsel knows of no material legal proceedings pending against the Acquired Fund Registrant;

(iv)         the execution and delivery of this Agreement has been duly authorized by all requisite trust action; this Agreement has been duly executed and delivered by the Acquired Fund Registrant on behalf of the Acquired Fund and, assuming due authorization, execution and delivery by the Acquiring Fund Registrant on behalf of the Acquiring Fund, constitutes a valid and legally binding obligation of the Acquired Fund Registrant, on behalf of the Acquired Fund, enforceable against the Acquired Fund Registrant in accordance with its terms;

(v)         the execution and delivery of this Agreement by the Acquired Fund Registrant did not and the consummation of the transactions herein contemplated by the Acquired Fund Registrant will not result in a material breach of the terms or provisions of, or constitute a material default under, the Fifth Third Governing Documents (assuming that approval of shareholders of the Acquired Fund has been obtained);

(vi)        the execution and delivery of this Agreement did not and the consummation of the transactions herein contemplated will not result in a material violation by the Acquired Fund Registrant or the Acquired Fund of any provisions of any statutory federal securities Law or the statutory laws of the Commonwealth of Massachusetts as they relate to voluntary associations commonly referred to as “Massachusetts business trusts;” and

(vii)       to the knowledge of such counsel, no consent, approval, authorization, or other action by or filing with any Governmental or Regulatory Body is required to be made on the part of the Acquired Fund Registrant in connection with the consummation of the transactions herein contemplated, except such as have been obtained or made under the 1933 Act, 1934 Act and the 1940 Act and the applicable rules and regulations of the SEC thereunder and the laws of the Commonwealth of Massachusetts and such authorizations and filings as are necessary to terminate the Acquired Fund as a series of a Massachusetts business trust.

Such opinion shall be subject to such qualifications or limitations as are customary with respect to the subject matter thereof.  In rendering such opinion, Vedder Price P.C. may rely upon certificates of officers of the Acquired Fund Registrant and of public officials as to matters of fact.

(c)           The Acquired Fund shall have furnished to the Acquiring Fund the unaudited financial statements required by paragraph 5.6.

(d)          The Acquired Fund shall have furnished to the Acquiring Fund a certificate of the Acquired Fund, signed by the President or Vice President and Treasurer of the Acquired Fund Registrant, dated as of the Effective Time, to the effect that they have examined the Proxy Statement/Prospectus, the Registration Statement (and any supplement thereto) and this Agreement and that:

(i)           to the best of their Knowledge, the representations and warranties of the Acquired Fund Registrant in this Agreement are true and correct in all material respects on and as of the Effective Time and the Acquired Fund Registrant has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to the Effective Time; and

(ii)           since the date of the most recent financial statements of the Acquired Fund included in the Proxy Statement/Prospectus (or any supplement thereto), there has been no Material Adverse Effect on the business of the Acquired Fund (other than changes in the ordinary course of business, including, without limitation, dividends and other distributions in the ordinary course and changes in net asset value per share), except as set forth in or contemplated in the Proxy Statement/Prospectus (or any supplement thereto).

(e)              The Acquired Fund shall have duly executed and delivered to the Acquiring Fund Registrant such bills of sale, assignments, certificates and other instruments of transfer, including transfer instructions to the Acquired Fund’s custodian and instructions to the Acquiring Fund Registrant’s transfer agent (“Transfer Documents”) as the Acquiring Fund Registrant may reasonably deem necessary or desirable to evidence the transfer to the Acquiring Fund of all of the right, title and interest of the Acquired Fund in and to the respective Fund Assets of the Acquired Fund.  In each case, the Fund Assets of the Acquired Fund shall be accompanied by all necessary state stock transfer stamps or cash for the appropriate purchase price therefor.

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(f)              The Acquiring Fund shall have received:  (i) a certificate of an authorized signatory of Acquired Fund Custodian, as custodian for the Acquired Fund, stating that the Fund Assets of the Acquired Fund have been delivered to the Acquiring Fund; (ii) a certificate of an authorized signatory of Brown Brothers Harriman & Co., as custodian for the Acquiring Fund, stating that the Fund Assets of the Acquired Fund have been received; and (iii) a certificate of an authorized signatory of the Acquired Fund confirming that the Acquired Fund has delivered its records containing the names and addresses of the record holders of the Acquired Fund shares and the number and percentage (to three decimal places) of ownership of the Acquired Fund shares owned by each such holder as of the close of business at the Valuation Time.

(g)             At the Valuation Time and Effective Time, except as previously disclosed to the Acquiring Fund in writing, and except as have been corrected as required by applicable Law, there shall have been no material miscalculations of the net asset value of the Acquired Fund during the twelve-month period preceding the Valuation Time and Effective Time, and all such calculations shall have been made in accordance with the applicable provisions of the 1940 Act.  At the Valuation Time and Effective Time, all Liabilities chargeable to the Acquired Fund which are required to be reflected in the net asset value per share of a share class of the Acquired Fund in accordance with applicable Law will be reflected in the net asset value per share of the Acquired Fund.

(h)             The Acquired Fund’s agreements with each of its service contractors shall have terminated at the Effective Time, and each Party has received assurance that no claims for damages (liquidated or otherwise) will arise as a result of such termination.

ARTICLE VII

FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE
ACQUIRING FUND AND ACQUIRED FUND

If any of the conditions set forth below do not exist on or before the Effective Time with respect to the Acquired Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

7.1           This Agreement and the transactions contemplated herein, with respect to the Acquired Fund, shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with applicable law and the provisions of the Fifth Third Governing Documents. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 7.1.

7.2           At the Effective Time, the SEC shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act.  Furthermore, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with this Agreement or the transactions contemplated herein.

7.3           All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the SEC and of state securities authorities, including any necessary “no-action” positions and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a Material Adverse Effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may waive any such conditions for itself.

7.4           The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued.  To the best knowledge of the parties to this Agreement, no investigation or proceeding relating to the Registration Statement shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

7.5           Each of the Acquiring Fund and the Acquired Fund shall have received a favorable opinion of Pepper Hamilton LLP substantially to the effect that, for federal income tax purposes:

(i)           The acquisition by the Acquiring Fund of all of the assets of the Acquired Fund solely in exchange for the Acquiring Fund’s assumption of the Liabilities of the Acquired Fund and issuance of the Acquiring Fund Shares, followed by the distribution of such Acquiring Fund Shares by the Acquired Fund in complete liquidation to the Acquired Fund shareholders in exchange for their Acquired Fund shares, all as

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provided in this Agreement, will constitute a reorganization within the meaning of Section 368(a) of the Code, and the Acquired Fund and the Acquiring Fund each will be “a party to a reorganization” within the meaning of Section 368(b) of the Code;

(ii)           Under Code Section 361, no gain or loss will be recognized by the Acquired Fund (i) upon the transfer of its assets to the Acquiring Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the Liabilities of the Acquired Fund or (ii) upon the distribution of the Acquiring Fund Shares by the Acquired Fund to the Acquired Fund shareholders in complete liquidation, as contemplated in this Agreement;

(iii)          Under Code Section 1032, no gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund solely in exchange for the assumption of the Liabilities of the Acquired Fund and issuance of the Acquiring Fund Shares as contemplated in this Agreement;

(iv)          Under Code Section 362(b), the tax basis of the assets of the Acquired Fund received by the Acquiring Fund will be the same as the tax basis of such assets in the hands of the Acquired Fund immediately prior to the Reorganization;

(v)           Under Code Section 1223(2), the holding periods of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the periods during which such assets were held by the Acquired Fund;

(vi)          Under Code Section 354, no gain or loss will be recognized by the Acquired Fund shareholders upon the exchange of all of their Acquired Fund shares solely for the Acquiring Fund Shares in the Reorganization;

(vii)         Under Code Section 358, the aggregate tax basis of the Acquiring Fund Shares to be received by each Acquired Fund shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Acquired Fund shares exchanged therefor;

(viii)        Under Code Section 1223(1), an Acquired Fund shareholder’s holding period for the Acquiring Fund Shares to be received will include the period during which the Acquired Fund shares exchanged therefor were held by such shareholder, provided that the Acquired Fund shareholder held the Acquired Fund shares as a capital asset at the time of the Reorganization.

No opinion will be expressed as to (1) the effect of the Reorganization on (A) the Acquired Fund or the Acquiring Fund with respect to any asset as to which any unrealized gain or loss is required to be recognized for U.S. federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting and (B) any Acquired Fund shareholder or Acquiring Fund shareholder that is required to recognize unrealized gains and losses for U.S. federal income tax purposes under a mark-to-market system of accounting, or (C) the Acquired Fund or the Acquiring Fund with respect to any stock held in a passive foreign investment company as defined in Section 1297(a) of the Code or (2) any other federal tax issues (except those set forth above) and all state, local or foreign tax issues of any kind.

Such opinion shall be based on customary assumptions, limitations and such representations as Pepper Hamilton LLP may reasonably request, and the Acquired Fund and Acquiring Fund will cooperate to make and certify the accuracy of such representations.  Such opinion may contain such assumptions and limitations as shall be in the opinion of such counsel appropriate to render the opinions expressed therein.  Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 7.5.

ARTICLE VIII

EXPENSES

8.1           The Acquired Fund and the Acquiring Fund will not bear any expenses associated with their participation in the Reorganization, except as contemplated in this Article VIII.  Touchstone Advisors, FTAM and/or their respective Affiliates will bear and pay, in such proportion as may be agreed upon in writing by such parties, all fees and expenses associated with the Parties’ participation in the Reorganization without regard to whether the Reorganization is consummated.  Reorganization expenses shall include, without limitation, obtaining shareholder approval of the Reorganization.  The Acquiring Fund shall bear expenses associated with the qualification of Acquiring Fund Shares for sale in the various states.

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8.2           All such fees and expenses so borne and paid by Touchstone Advisors, FTAM and/or their respective Affiliates shall be solely and directly related to the transactions contemplated by this Agreement and shall be paid directly by Touchstone Advisors, FTAM and/or their Affiliates to the relevant providers of services or other payees in accordance with the principles set forth in the Internal Revenue Service Rev. Ruling 73-54, 1973-1 C.B. 187.  The responsibility for payment shall be allocated between Touchstone Advisors and FTAM (and/or any Affiliate thereof) as may be agreed in writing by and between Touchstone Advisors and FTAM.

ARTICLE IX

ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

9.1           The Acquiring Fund Registrant, on behalf of the Acquiring Fund, and the Acquired Fund Registrant, on behalf of the Acquired Fund, agree that neither party has made to the other party any representation, warranty and/or covenant not set forth herein, and that this Agreement constitutes the entire agreement between the parties.

9.2           Except as specified in the next sentence set forth in this paragraph 9.2, the representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant to or in connection with this Agreement, shall not survive the consummation of the transactions contemplated hereunder.  The covenants to be performed after the Effective Time shall continue in effect beyond the consummation of the transactions contemplated hereunder.

ARTICLE X

TERMINATION

This Agreement may be terminated by the mutual agreement of the Acquiring Fund Registrant and the Acquired Fund Registrant.  In addition, either the Acquiring Fund Registrant or the Acquired Fund Registrant may at its option terminate this Agreement at or before the Effective Time due to:

a)	a material breach by the other of any representation, warranty, or agreement contained herein to be performed at or before the Effective Time, if not cured within 30 days; or

b)	a condition herein expressed to be precedent to the obligations of the terminating party that has not been met and it reasonably appears that it will not or cannot be met.

In addition to the foregoing, this Agreement shall terminate automatically upon the termination of the Purchase Agreement.

In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of any of the Acquiring Fund, the Acquiring Fund Registrant, the Acquired Fund, the Acquired Fund Registrant, or their respective trustees or their respective officers.

ARTICLE XI

AMENDMENTS

This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the officers of the Acquired Fund Registrant, on behalf of the Acquired Fund, and the Acquiring Fund Registrant, on behalf of the Acquiring Fund, and as specifically authorized by their respective Boards; provided, however, that following the meeting of the Acquired Fund shareholders called by the Acquired Fund pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to the Acquired Fund shareholders under this Agreement to the detriment of such shareholders without their further approval.

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ARTICLE XII

HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;
LIMITATION OF LIABILITY

The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts, without giving effect to the conflict of laws rules thereof that would require the application of the laws of another jurisdiction.

This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party.  Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, trust, or entities other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

It is expressly agreed that the obligations of the Acquiring Fund hereunder shall not be binding upon any of the trustees, shareholders, nominees, officers, agents, or employees of the Acquiring Fund Registrant personally, but shall bind only the property of the Acquiring Fund, as provided in the Declaration of Trust of the Acquiring Fund Registrant.  The execution and delivery of this Agreement have been authorized by the Touchstone Board on behalf of the Acquiring Fund and signed by authorized officers of the Acquiring Fund Registrant, acting as such.  Neither the authorization by the Touchstone Board nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of the Acquiring Fund as provided in the Declaration of Trust of the Acquiring Fund Registrant.

It is expressly agreed that the obligations of the Acquired Fund hereunder shall not be binding upon any of the trustees, shareholders, nominees, officers, agents, or employees of the Acquired Fund Registrant personally, but shall bind only the property of the Acquired Fund, as provided in the Declaration of Trust of the Acquired Fund Registrant.  The execution and delivery of this Agreement have been authorized by the Fifth Third Board on behalf of the Acquired Fund and signed by authorized officers of the Acquired Fund Registrant, acting as such.  Neither the authorization by the Fifth Third Board nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of the Acquired Fund as provided in the Declaration of Trust of the Acquired Fund Registrant.

ARTICLE XIII

DEFINITIONS

As used in this Agreement, the following terms have the following meanings:

“Action or Proceeding” means any action, suit or proceeding by any Person, or any investigation or audit by any Governmental or Regulatory Body.

“Affiliate” means, with respect to any Person, any other Person controlling, controlled by or under common control with such first Person.

“Affiliated Person” shall mean, with respect to any Person, an “affiliated person” of such Person as such term is defined in Section 2(a)(3) of the 1940 Act.

“Books and Records” means a Parties’ accounts, books, records or other documents (including but not limited to minute books, stock transfer ledgers, financial statements, tax returns and related work papers and letters from accountants, and other similar records) required to be maintained by the Parties with respect to the Acquired Fund or the Acquiring Fund, as applicable, pursuant to Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder.

“Business Day” means a day other than (a) a day which the New York Stock Exchange is closed, (b) Saturday or Sunday or (c) a day during which trading on the New York Stock Exchange is restricted.

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“Governmental or Regulatory Body” means any court, tribunal, or government or political subdivision, whether federal, state, county, local or foreign, or any agency, authority, official or instrumentality of any such government or political subdivision.

“Knowledge” means (i) with respect to the Acquired Fund Registrant and the Acquired Fund, the actual knowledge of the Acquired Fund Registrant’s officers and FTAM in its capacity as adviser to the Acquired Fund; and (ii) with respect to the Acquiring Fund Registrant and the Acquiring Fund, the actual knowledge of the Acquiring Fund Registrant’s officers, or Touchstone Advisors in its respective capacity as a service provider to the Acquiring Fund Registrant.

“Law” means any law, statute, rule, regulation or ordinance of any Governmental or Regulatory Body.

“Material Adverse Effect” as to any Person means a material adverse effect on the business, results of operations or financial condition of such Person.  For purposes of this definition, a decline in net asset value of the Acquired Fund or Acquiring Fund arising out of its investment operations or declines in market values of securities in its portfolio, the discharge of liabilities, or the redemption of shares representing interests in such fund, shall not constitute a “Material Adverse Effect.”

“NYSE” means New York Stock Exchange.

“1940 Act” means the Investment Company Act of 1940, as amended.

“1933 Act” means the Securities Act of 1933, as amended.

“1934 Act” means the Securities Exchange Act of 1934, as amended.

“Order” means any writ, judgment, decree, injunction or similar order of any Government or Regulatory Body, in each case whether preliminary or final.

“Person” means any individual, corporation, partnership, limited liability company, firm, joint venture, association, joint-stock company, trust, unincorporated organization, Governmental or Regulatory Body or other entity.

“Purchase Agreement” means the Stock and Bond Mutual Funds Purchase Agreement by and among Touchstone Advisers, FTAM and Fifth Third Financial Corporation, dated April 4, 2012.

 “Fifth Third Governing Documents” means the Amended and Restated By-Laws of Fifth Third Funds dated December 10, 2008 and the Amended and Restated Declaration of Trust of Fifth Third Funds dated November 6, 2003, as they may be amended from time to time.

“SEC” means the U.S. Securities and Exchange Commission.

“Touchstone Governing Documents” means the  By-laws of LG Investment Trust as amended through April 5, 1989 and the Restated Agreement and Declaration of Trust dated May 19, 1993, as amended through November 17, 2011, as they may be amended from time to time.

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IN WITNESS WHEREOF, the Parties, Touchstone Advisors, Inc. and Fifth Third Asset Management, Inc. have caused this Agreement to be duly executed and delivered by their duly authorized officers, as of the day and year first above written.

FIFTH THIRD FUNDS, on behalf of each of its separate series reflected on Exhibit A

By:	/s/ E. Keith Wirtz

Name:	E. Keith Wirtz

Title:	President

TOUCHSTONE STRATEGIC TRUST, on behalf of each of its separate series reflected on Exhibit A

By:	/s/ Terrie Wiedenheft

Name:	Terrie Wiedenheft

Title:	Treasurer

FIFTH THIRD ASSET MANAGEMENT, INC.

By:	/s/ E. Keith Wirtz

Name:	E. Keith Wirtz

Title:	President

Solely for purposes of Article VIII

TOUCHSTONE ADVISORS, INC.

By:	/s/ Terrie Wiedenheft

Name:	Terrie Wiedenheft

Title:	SVP & CFO

By:	/s/ Steve Graziano

Name:	Steve Graziano

Title:	President

Solely for purposes of Article VIII

[Signature Page to Agreement and Plan of Reorganization]

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EXHIBIT A

The following chart shows (i) each Acquired Fund and its classes of shares and (ii) the corresponding Acquiring Fund and its classes of shares:

Acquired Fund, each a series of Fifth Third Funds, and its Classes of Shares	Acquiring Fund, each a series of Touchstone Strategic Trust, and its Classes of Shares
Fifth Third Mid Cap Growth Fund	Touchstone Growth Opportunities Fund
Class A	Class A
Class B	Class A
Class C	Class C
Institutional	Class Y
Fifth Third Quality Growth Fund	Touchstone Large Cap Growth Fund
Class A	Class A
Class B	Class A
Class C	Class C
Institutional	Class Y
Fifth Third All Cap Value Fund	Touchstone Value Fund
Class A	Class A
Class B	Class A
Class C	Class C
Institutional	Class Y
Fifth Third Disciplined Large Cap Value Fund	Touchstone Value Fund
Class A	Class A
Class B	Class A
Class C	Class C
Institutional	Class Y

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AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this 23rd day of May 2012, by and between Touchstone Strategic Trust, a Massachusetts business trust, with its principal place of business at 303 Broadway, Suite 1100, Cincinnati, Ohio 45202 (the “Acquiring Fund Registrant”), on behalf of each of the series reflected below in the table (each an “Acquiring Fund”), and Fifth Third Funds, a Massachusetts business trust, with its principal place of business at 38 Fountain Square Plaza, Cincinnati, Ohio 45263 (the “Acquired Fund Registrant”), on behalf of each of the series reflected below in the table (each an “Acquired Fund” and, collectively with the Acquiring Funds, the “Parties”).  Fifth Third Asset Management, Inc., an Ohio corporation (“FTAM”) joins this Agreement solely for purposes of Article VIII; and Touchstone Advisors, Inc., an Ohio corporation (“Touchstone Advisors”), joins this Agreement solely for purposes of Article VIII.  Capitalized terms not otherwise defined herein shall have the meaning set forth in Article XIII hereof.

This Agreement is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “Code”), and the Treasury Regulations promulgated thereunder.  Each reorganization will consist of: (i) the transfer of all of the assets of the Acquired Fund in exchange solely for corresponding class shares of the Acquiring Fund as set forth in the table below and on Exhibit A to this Agreement (each, a “Corresponding Class”) and the assumption by the corresponding Acquiring Fund of the liabilities, as set forth in paragraph 1.3, of the Acquired Fund; (ii) the distribution of the Corresponding Class shares of the corresponding Acquiring Fund to the holders of the outstanding shares of the Acquired Fund as set forth in the table below and on Exhibit A of this Agreement; and (iii) the liquidation and dissolution of the Acquired Fund as provided herein, all upon the terms and conditions set forth in this Agreement (each a “Reorganization”).

The following chart shows (i) each Acquired Fund and its classes of shares and (ii) the corresponding Acquiring Fund and its corresponding classes of shares:

Acquired Fund, each a series of Fifth Third Funds, and its Classes of Shares	Acquiring Fund, each a series of Touchstone Strategic Trust, and its Classes of Shares
Fifth Third LifeModel Aggressive Fund	Touchstone Growth Allocation Fund
Class A	Class A
Class B	Class A
Class C	Class C
Institutional	Class Y
Fifth Third LifeModel Moderately Aggressive Fund	Touchstone Moderate Growth Allocation Fund
Class A	Class A
Class B	Class A
Class C	Class C
Institutional	Class Y
Fifth Third LifeModel Moderate Fund	Touchstone Balanced Allocation Fund
Class A	Class A
Class B	Class A
Class C	Class C
Institutional	Class Y
Fifth Third LifeModel Moderately Conservative Fund	Touchstone Conservative Allocation Fund
Class A	Class A
Class B	Class A
Class C	Class C
Institutional	Class Y
Class A	Class A
Class B	Class A
Class C	Class C
Institutional	Class Y

For convenience, the balance of this Agreement refers only to a single Reorganization, one Acquired Fund and one Acquiring Fund, but the terms and conditions hereof shall apply separately to each Reorganization and the Acquired Fund and Acquiring Fund participating therein. The consummation of any Reorganization shall not be contingent on the

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consummation of any other Reorganization and it is the intention of all of the parties hereto that each Reorganization described herein shall be conducted separately and independently of the others.

WHEREAS, the Acquiring Fund and the Acquired Fund are separate series of the Acquiring Fund Registrant and the Acquired Fund Registrant, respectively, and the Acquiring Fund Registrant and Acquired Fund Registrant are both open-end, registered management investment companies under the 1940 Act, and the Acquired Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

WHEREAS, the Acquiring Fund is authorized to issue its shares of beneficial interests;

WHEREAS, the Board of Trustees of the Acquiring Fund Registrant (“Touchstone Board”) has determined that the Reorganization, with respect to the Acquiring Fund, is in the best interests of the Acquiring Fund; and

WHEREAS, the Board of Trustees of the Acquired Fund Registrant (“Fifth Third Board”) has determined that the Reorganization, with respect to the Acquired Fund, is in the best interests of the Acquired Fund;

NOW THEREFORE, in consideration of the mutual premises, representations, and warranties made herein, covenants and agreements hereinafter contained, and for other good and valuable consideration, the receipt and sufficiency of which are acknowledged, the Parties, and FTAM and Touchstone Advisors to the extent indicated above, intending to be legally bound hereby, agree as follows:

ARTICLE I

TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR ACQUIRING FUND
SHARES AND LIQUIDATION AND DISSOLUTION OF THE ACQUIRED FUND

1.1           THE EXCHANGE.  Subject to the terms and conditions contained herein and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all Fund Assets, as defined in paragraph 1.2, to the Acquiring Fund.  In exchange, the Acquiring Fund agrees to assume the liabilities of the Acquired Fund, as set forth in paragraph 1.3, and deliver to the Acquired Fund full and fractional shares of the Acquiring Fund (“Acquiring Fund Shares”).  The number of full and fractional shares of each Corresponding Class of Acquiring Fund Shares (to the third decimal place) shall be determined by dividing (a) the value of the Fund Assets attributable to the corresponding class of the Acquired Fund, net of the Acquired Fund’s Liabilities attributed to that class of the Acquired Fund (computed as of the Valuation Time (as defined in paragraph 2.5) in the manner set forth in paragraph 2.1), by (b) the net asset value of one share of such Corresponding Class of the Acquiring Fund Shares (computed as of the Valuation Time in the manner set forth in paragraph 2.2).  Holders of each class of shares of the Acquired Fund will receive shares of the Corresponding Class of the Acquiring Fund, as set forth in Exhibit A to this Agreement.  Such transactions shall take place at the closing on the Effective Time provided for in paragraph 3.1.

1.2           ASSETS TO BE ACQUIRED. The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all Fund Assets.  “Fund Assets” shall mean all properties and assets of every kind and description whatsoever, including, without limitation, all cash, cash equivalents, securities, claims (whether absolute or contingent, known or unknown, accrued or unaccrued and including, but not limited to, any claims that the Acquired Fund may have against any Person), litigation proceeds of any type (including, without limitation, proceeds resulting from litigation involving portfolio securities as well as market timing/late trading actions or settlements) and receivables (including dividend and interest receivable), goodwill and other intangible property, Books and Records, and all interests, rights, privileges and powers, owned by the Acquired Fund, and any prepaid expenses shown on the Acquired Fund’s books at the Valuation Time.

(a)           The Acquired Fund has provided the Acquiring Fund with its most recent audited financial statements, which contain a list of all of the Acquired Fund’s assets as of the date of such statements.  The Acquired Fund hereby represents that as of the date of the execution of this Agreement and as of the Effective Time (as defined below), there have been no changes in its financial position as reflected in such financial statements other than those occurring in the ordinary course of business in connection with the purchase and sale of securities, the issuance and redemption of Acquired Fund shares and the payment of normal operating expenses, dividends and capital gains distributions.

(b)           At least ten Business Days prior to the Valuation Time, the Acquired Fund will provide the Acquiring Fund with a complete schedule of the securities and other assets of the Acquired Fund.  At least five Business Days prior to the Valuation Time, the Acquiring Fund will advise the Acquired Fund in writing

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of any investments of the Acquired Fund shown on the Acquired Fund’s schedule provided above which the Acquiring Fund would not be permitted to hold (a) under its investment goal, principal investment strategies or investment restrictions; or (b) under applicable Law.  Under such circumstances and, to the extent practicable, the Acquired Fund will, if requested by the Acquiring Fund in writing and, to the extent permissible and consistent with its own investment objectives and policies, dispose of such investments prior to the Valuation Time.  Notwithstanding the foregoing, nothing herein will require the Acquired Fund to dispose of any portfolio securities or other investments, if, in the reasonable judgment of the Fifth Third Board or FTAM, such disposition would adversely affect the tax-free nature of the Reorganization for federal income tax purposes or would otherwise not be in the best interests of the Acquired Fund.  The Acquired Fund shall promptly notify the Acquiring Fund of any such determination.

1.3           LIABILITIES TO BE ASSUMED OR DISCHARGED.  The Acquired Fund will, to the extent permissible and consistent with its own investment objectives and policies, use its best efforts to discharge all of the liabilities of the Acquired Fund prior to the Effective Time. The liabilities of the Acquired Fund to be assumed by the Acquiring Fund shall consist of all of the liabilities set forth on the unaudited statement of assets and liabilities to be provided pursuant to paragraph 5.6 (“Liabilities”).

1.4           DISTRIBUTION OF ACQUIRING FUND SHARES.  Immediately upon receipt, the Acquired Fund will distribute the Corresponding Class of Acquiring Fund Shares received by the Acquired Fund from the Acquiring Fund pursuant to paragraph 1.1 pro rata to the record holders of shares of the corresponding class of the Acquired Fund.  Such distribution will be accomplished by transferring the Acquiring Fund Shares then credited to the Acquired Fund’s account on the Books and Records of the Acquiring Fund to open accounts on the Books and Records of the Acquiring Fund established and maintained by the Acquiring Fund’s transfer agent in the names of the record holders of shares of the Acquired Fund and representing the respective pro rata number of the Acquiring Fund Shares due to such record holders.  All issued and outstanding shares of the Acquired Fund will, without further notice, be cancelled promptly by the Acquired Fund on the Acquired Fund’s Books and Records.  Any such shares issued and outstanding prior to such cancellation shall thereafter represent only the right to receive the Acquiring Fund Shares issued to the Acquired Fund in accordance with paragraph 1.1 above.  In addition, each record holder of the Acquired Fund shall have the right to receive any unpaid dividends or other distributions which were declared with respect to his/her or its shares of the Acquired Fund at or before the Valuation Time.

1.5           TRANSFER TAXES.  Any transfer taxes payable upon the issuance of Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

1.6           REPORTING RESPONSIBILITY.  Any reporting responsibility of the Acquired Fund is and shall remain the responsibility of the Acquired Fund.  The Acquiring Fund shall not assume any obligation of the Acquired Fund to file reports with the SEC, Internal Revenue Service or other regulatory or tax authority covering any reporting period ending prior to or at the Effective Time with respect to the Acquired Fund.

1.7           TERMINATION.  As soon as conveniently practicable after the distribution of the Acquiring Fund Shares pursuant to paragraph 1.4 has been made, the Acquired Fund shall take, in accordance with Massachusetts law, the 1940 Act and the Fifth Third Funds Governing Documents, all such other steps as may be necessary or appropriate to effect a complete liquidation and termination of the Acquired Fund.

1.8           BOOKS AND RECORDS.  Upon reasonable notice and except as previously disclosed to the Acquiring Fund in writing, copies of all books and records of the Acquired Fund, including all books and records required to be maintained under the 1940 Act, and the rules and regulations thereunder, shall be available for review by the Acquiring Fund and shall be provided to the Acquiring Fund as soon as practicable following the Valuation Time.

1.9           OTHER REORGANIZATION SPECIFIC ITEMS. In connection with the Reorganization, any minimum investment amounts or sales load applicable to initial investments in the Acquiring Fund Shares shall be waived with respect to the Acquired Fund shareholder’s initial receipt of Acquiring Fund Shares as part of the Reorganization.

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ARTICLE II

VALUATION

2.1           VALUATION OF ACQUIRED FUND NET ASSETS.  The value of the Acquired Fund’s Fund Assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets computed as of the Valuation Time, after the declaration and payment of any dividends and/or other distributions on that date, determined in accordance with the valuation procedures approved by the Touchstone Board or such other valuation procedures as shall be mutually agreed upon by the Parties, net of the Liabilities of the Acquired Fund assumed by the Acquiring Fund.

2.2           VALUATION OF ACQUIRING FUND SHARES.  The net asset value per share of each class of Acquiring Fund Shares shall be the net asset value per share of such class of Acquiring Fund Shares computed as of the Valuation Time, in accordance with the valuation procedures approved by the Touchstone Board or such other valuation procedures as shall be mutually agreed upon by the Parties.

2.3           SHARES TO BE ISSUED.  The number of Acquiring Fund Shares to be issued (including fractional shares (to the third decimal place), if any) in connection with the Reorganization shall be determined in accordance with paragraph 1.1.

2.4           DETERMINATION OF VALUE.  All computations of value shall be made by BNY Mellon Investment Servicing (U.S.) Inc. (“BNY Mellon”) on behalf of the Acquiring Fund and the Acquired Fund.

2.5           VALUATION TIME.  “Valuation Time” shall mean 4:00 PM Eastern Time of the Business Day preceding the Effective Time.

ARTICLE III

CLOSING AND EFFECTIVE TIME

3.1           EFFECTIVE TIME.  Subject to the terms and conditions set forth herein, the Reorganization shall occur immediately prior to the opening of business on Monday, September 10, 2012, or such other date(s) as the Parties may agree to in writing (the “Effective Time”).  To the extent any Fund Assets are, for any reason, not transferred at the Effective Time, the Acquired Fund shall cause such Fund Assets to be transferred in accordance with this Agreement at the earliest practical date thereafter.  The closing of the Reorganization shall be held in person, by facsimile, by e-mail or by such other communication means as may be mutually agreed by the Parties, at the Effective Time (the “Closing”).

3.2           CUSTODIAN’S CERTIFICATE.  The Acquired Fund shall direct State Street Bank and Trust Company, as custodian for the Acquired Fund (the “Custodian”), to deliver at the Closing a certificate of an authorized officer stating that: (a)  the Acquired Fund’s portfolio securities, cash, and any other assets have been delivered in proper form to the Acquiring Fund on the Effective Time; and (b) all necessary taxes, including all applicable federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Acquired Fund.

3.3           EFFECT OF SUSPENSION IN TRADING.  If immediately prior to the Valuation Time:  (a) the New York Stock Exchange (“NYSE”) or another primary exchange on which the portfolio securities of the Acquiring Fund or the Acquired Fund are purchased or sold, shall be closed to trading or trading on such exchange shall be restricted; or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Valuation Time shall be postponed until the first Friday that is a business day after the day when trading is fully resumed and reporting is restored or such later date as may be mutually agreed in writing by an authorized officer of each Party.

3.4           TRANSFER AGENTS’ CERTIFICATE.  The Acquired Fund shall direct Boston Financial Data Services, Inc., as transfer agent for the Acquired Fund as of the Effective Time, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of Acquired Fund shareholders, and the number and percentage (to three decimal places) ownership of outstanding shares owned by each such shareholder immediately prior to the Closing.  The Acquiring Fund shall issue and deliver or cause, BNY Mellon, its transfer agent, to issue and deliver to an officer of the Acquired Fund Registrant a confirmation evidencing Acquiring Fund Shares to be credited on the Effective Time or provide evidence satisfactory to the Acquired Fund that the Acquiring Fund Shares have been credited to the Acquired Fund’s account on the Books and Records of the Acquiring Fund.  At the Closing, each Party shall deliver to the other such bills of sale, checks, assignments, treasurer, chief financial officer, president/vice president or other officer certificates, custodian and/or transfer agent instructions and certificates, receipts and other documents, if any, as such other party or its counsel may reasonably request.

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ARTICLE IV

REPRESENTATIONS AND WARRANTIES

4.1           Representations and Warranties of the Acquired Fund Registrant.  The Acquired Fund Registrant, on behalf of the Acquired Fund, hereby represents and warrants to the Acquiring Fund Registrant, on behalf of the Acquiring Fund, as follows, which representations and warranties shall be true and correct on the date hereof and agrees to confirm the continuing accuracy and completeness of the following at the Effective Time:

(a)           The Acquired Fund Registrant is a business trust duly organized, validly existing and in good standing under the Laws of the Commonwealth of Massachusetts and is duly qualified, licensed or admitted to do business and is in good standing as a foreign association under the Laws of each jurisdiction in which the nature of the business conducted by it makes such qualification, licensing or admission necessary, except in such jurisdictions where the failure to be so qualified, licensed or admitted and in good standing would not, individually or in the aggregate, have a Material Adverse Effect on its properties or assets or the properties or assets of the Acquired Fund.  The Acquired Fund has full power under the Fifth Third Governing Documents to conduct its business as it is now being conducted and to own the properties and assets it now owns.  The Acquired Fund has all necessary authorizations, licenses and approvals from any applicable Governmental or Regulatory Body necessary to carry on its business as such business is now being carried on except authorizations, licenses and approvals that the failure to so obtain would not have a Material Adverse Effect on the Acquired Fund.

(b)           The execution, delivery and performance of this Agreement by the Acquired Fund Registrant on behalf of the Acquired Fund and the consummation of the transactions contemplated herein have been duly and validly authorized by the Fifth Third Board, and the Fifth Third Board has approved the Reorganization and has resolved to recommend the Reorganization to the shareholders of the Acquired Fund and to call a meeting of shareholders of the Acquired Fund for the purpose of approving this Agreement and the Reorganization contemplated hereby.  Other than the approval by the requisite vote of the shareholders of the outstanding shares of the Acquired Fund in accordance with the provisions of the Fifth Third Governing Documents, applicable Massachusetts Law and the 1940 Act, no other action on the part of the Acquired Fund or its shareholders is necessary to authorize the execution, delivery and performance of this Agreement by the Acquired Fund Registrant on behalf of the Acquired Fund or the consummation of the Reorganization contemplated herein.  This Agreement has been duly and validly executed and delivered by the Acquired Fund Registrant on behalf of the Acquired Fund, and assuming due authorization, execution and delivery hereof by the Acquiring Fund Registrant on behalf of the Acquiring Fund, is a legal, valid and binding obligation of the Acquired Fund Registrant, as it relates to the Acquired Fund, enforceable in accordance with its terms (subject to applicable bankruptcy, insolvency, reorganization, moratorium and other Laws relating to or affecting creditors’ rights, to general equity principles and to any limitations on indemnity as may be required under federal and state securities Laws).

(c)           The authorized capital of the Acquired Fund consists of an unlimited number of shares of beneficial interest with no par value.  Each share represents a fractional undivided interest in the Acquired Fund.  All issued and outstanding shares of the Acquired Fund are duly authorized, validly issued, fully paid and non-assessable.  There are no outstanding options, warrants or other rights of any kind to acquire from the Acquired Fund any shares of any series or equity interests of the Acquired Fund or securities convertible into or exchangeable for, or which otherwise confer on the holder thereof any right to acquire, any such additional shares, nor is the Acquired Fund committed to issue any share appreciation or similar rights or options, warrants, rights or securities in connection with any series of shares. The Acquired Fund has no share certificates outstanding.

(d)           The Acquired Fund has no subsidiaries.

(e)           Except for consents, approvals, or waivers to be received prior to the Effective Time, including shareholder approval by the Acquired Fund, and upon the effectiveness of the Registration Statement (as defined below), the execution, delivery and performance of this Agreement by the Acquired Fund Registrant on behalf of the Acquired Fund does not, and the consummation of the transactions contemplated herein will not:  (i) violate or conflict with the terms, conditions or provisions of the Fifth Third Governing Documents, or of any material contract, agreement, indenture, instrument, or other undertaking to which the Acquired Fund Registrant is a party or by which the Acquired Fund Registrant

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or the Acquired Fund is bound, (ii) result in the acceleration of any obligation, or the imposition of any penalty, under any material agreement, indenture, instrument, contract, lease or other undertaking to which the Acquired Fund Registrant is a party or by which the Acquired Fund Registrant or the Acquired Fund is bound, (iii) result in a breach or violation by the Acquired Fund Registrant or the Acquired Fund of any terms, conditions, or provisions of any Law or Order, or (iv) require any consent or approval of, filing with or notice to, any Governmental or Regulatory Body other than such documents as are necessary to terminate the Acquired Fund as a series of a Massachusetts business trust.

(f)              (i)           Prior to the execution of this Agreement, the Acquired Fund has delivered to the Acquiring Fund Registrant true and complete copies of the Acquired Fund’s audited statement of assets and liabilities of as of July 31, 2011, and unaudited statement of assets and liabilities as of January 31, 2012, or a later date if available prior to the date hereof, and the related audited schedules of investments, statements of income and changes in net assets and financial highlights for the periods then ended.

(ii)           Except as set forth in the notes thereto, all such financial statements were prepared in accordance with U.S. generally accepted accounting principles, consistently applied throughout the periods then ended, and fairly present the financial condition and results of operations of the Acquired Fund as of the respective dates thereof and for the respective periods covered thereby subject, in the case of the unaudited financial statements, to normal year-end audit adjustments.

(iii)          To the best of the Acquired Fund’s Knowledge, except as reflected or reserved against in the statement of assets and liabilities included in the Acquired Fund’s audited financial statements as of July 31, 2011, and unaudited financial statements as of January 31, 2012, or in the notes thereto, or as previously disclosed in writing to the Acquiring Fund Registrant, there are no liabilities against, relating to or affecting the Acquired Fund or any of its properties and assets, other than those incurred in the ordinary course of business consistent with past practice, which, individually or in the aggregate, would have a Material Adverse Effect on the Acquired Fund or its properties or assets.  In particular, since January 31, 2012 to the best of the Acquired Fund’s Knowledge and except as previously disclosed in writing to the Acquiring Fund Registrant, there has not been any change in the financial condition, properties, assets, liabilities or business of the Acquired Fund that would have a Material Adverse Effect on the Acquired Fund or its properties or assets other than changes occurring in the ordinary course of business.

(g)           As of the date hereof, except as previously disclosed to the Acquiring Fund in writing, and except as have been corrected as required by applicable Law, and to the best of the Acquired Fund’s Knowledge, there have been no material miscalculations of the net asset value of the Acquired Fund during the twelve-month period preceding the date hereof which would have a Material Adverse Effect on the Acquired Fund or its properties or assets, and all such calculations have been made in accordance with the applicable provisions of the 1940 Act.

(h)           Except as previously disclosed to the Acquiring Fund Registrant in writing, the minute books and other similar records of the Acquired Fund Registrant as made available to the Acquiring Fund Registrant prior to the execution of this Agreement contain a true and complete record in all material respects of all material action taken at all meetings and by all written consents in lieu of meetings of the shareholders of the Acquired Fund, the Fifth Third Board and committees of the Fifth Third Board.  The stock transfer ledgers and other similar records of the Acquired Fund as made available to the Acquiring Fund Registrant prior to the execution of this Agreement accurately reflect all record transfers prior to the execution of this Agreement in the shares of the Acquired Fund.

(i)           The Acquired Fund has maintained, or caused to be maintained on its behalf, in all material respects, all Books and Records required of a registered investment company in compliance with the requirements of Section 31 of the 1940 Act and rules and regulations thereunder.

(j)           Except as set forth in writing to the Acquiring Fund, there is no Action or Proceeding pending against the Acquired Fund Registrant or the Acquired Fund or, to the best of the Acquired Fund’s Knowledge, threatened against, relating to or affecting, the Acquired Fund Registrant or the Acquired Fund.

(k)           No agent, broker, finder or investment or commercial banker, or other Person or firm engaged by or acting on behalf of the Acquired Fund Registrant or the Acquired Fund in connection with the negotiation, execution or performance of this Agreement or any other agreement contemplated hereby, or

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the consummation of the transactions contemplated hereby, is or will be entitled to any broker’s or finder’s or similar fees or other commissions as a result of the consummation of such transactions.

(l)           The Acquired Fund Registrant is registered with the SEC as an open-end management investment company under the 1940 Act, and such registration is in full force and effect, and the Acquired Fund is a separate series of the Acquired Fund Registrant duly designated in accordance with the applicable provisions of the Fifth Third Governing Documents and in compliance in all material respects with the 1940 Act and its rules and regulations.

(m)           All federal and other tax returns and reports of the Acquired Fund required by Law to have been filed (giving effect to any extensions) have been timely filed and are or were true, correct and complete in all material respects as of the time of their filing, and all taxes of the Acquired Fund which are due and payable (whether or not shown on any tax records) shall have been timely paid in full or provision has been made for payment thereof.  The Acquired Fund is not liable for taxes of any person other than itself and is not a party to or otherwise bound by any tax sharing, allocation, assumption or indemnification agreement or arrangement.  All of the Acquired Fund’s tax liabilities have been adequately provided for on its Books and Records in respect of all periods ending on or before the date of such Books and Records.  The Acquired Fund has not had any tax deficiency or liability asserted against it that has not been previously disclosed in writing to the Acquiring Fund or question with respect thereto raised, and no dispute, audit, investigation, proceeding or claim concerning any tax liabilities of the Acquired Fund has been raised by the Internal Revenue Service or by any other governmental authority in writing, and to the Acquired Fund’s Knowledge, no such dispute, audit, investigation, proceeding or claim is pending, being conducted or claimed.

(n)           The Acquired Fund has elected to be, and has met the requirements of Subchapter M of the Code for qualification and treatment as, a “regulated investment company” within the meaning of Sections 851 et seq. of the Code in respect of each taxable year since the commencement of operations, and shall continue to meet such requirements at all times through the Effective Time, treating the Effective Time as the close of its tax year if the year does not otherwise close on such date.  The Acquired Fund has not at any time since its inception been liable for and is not now liable for any material income or excise tax pursuant to Section 852 or 4982 of the Code.  The Acquired Fund has no other material tax liability (foreign, state, or local), except as accrued on the Acquired Fund’s Books and Records.  The Acquired Fund has no earnings and profits accumulated with respect to any taxable year in which the provisions of Subchapter M of the Code did not apply.

(o)           The Acquired Fund is not under the jurisdiction of a court in a “Title 11 or similar case” (within the meaning of Section 368(a)(3)(A) of the Code).

(p)           Except as otherwise disclosed in writing to the Acquiring Fund, the Acquired Fund is in compliance in all material respects with the Code and applicable regulations promulgated under the Code pertaining to the reporting of dividends and other distributions on and redemptions of its shares and has withheld in respect of dividends and other distributions and redemption proceeds and paid to the proper taxing authority all taxes required to be withheld, and is not liable for any penalties which could be imposed thereunder.

(q)           The Acquired Fund has not granted any waiver, extension or comparable consent regarding the application of the statute of limitations with respect to any taxes or tax return that is outstanding, nor has any request for such waiver or consent been made.

(r)           The Acquired Fund does not own any “converted property” (as that term is defined in Treasury Regulation Section 1.337(d)-7(a)(1)) that is subject to the rules of Section 1374 of the Code as a consequence of the application of Section 337(d)(1) of the Code and Treasury Regulations thereunder.

(s)           Except as otherwise disclosed to the Acquiring Fund, the Acquired Fund has not previously been a party to a reorganization under Section 368(a) of the Code.

(t)           The Acquired Fund has not received written notification from any tax authority that asserts a position contrary to any of the above representations in (m) through (s).

(u)           All issued and outstanding shares of the Acquired Fund have been offered and sold by the Acquired Fund in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities Laws, and are registered under the 1933 Act and under the Laws of all jurisdictions in

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which registration is or was required, except as may have been previously disclosed to the Acquiring Fund in writing.  Such registrations are, in all material respects, complete, current and have been continuously effective, and all fees required to be paid have been paid.  The Acquired Fund is not subject to any “stop order” and is, and was, fully qualified to sell its shares in each jurisdiction in which such shares are being, or were, registered and sold.

(v)           The current prospectus and statement of additional information of the Acquired Fund, including any amendments and supplements thereto, and each prospectus and statement of additional information of the Acquired Fund used at all times during the past three years prior to the date of this Agreement conform, or conformed at the time of its or their use, in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the applicable rules and regulations of the SEC thereunder, and do not, or did not, as of their dates of distribution to the public, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.  The Acquired Fund currently complies in all material respects with all investment objectives, policies, guidelines and restrictions and any compliance procedures established by the Acquired Fund.

(w)           The combined proxy statement and prospectus and statement of additional information (collectively, the “Proxy Statement/Prospectus”) to be included in the Acquiring Fund Registrant’s registration statement on Form N-14 (the “Registration Statement”) and filed in connection with this Agreement, and the documents incorporated therein by reference and any amendment or supplement thereto insofar as they relate to the Acquired Fund Registrant or the Acquired Fund, each comply or will comply in all material respects with the applicable requirements of the 1933 Act, 1934 Act and the 1940 Act and the applicable rules and regulations of the SEC thereunder on the effective date of such Registration Statement.  Each of the Proxy Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto, insofar as it relates to the Acquired Fund Registrant or the Acquired Fund, does not contain any untrue statement of a material fact or omit to state a material fact necessary in order to make the statements therein, in light of the circumstances under which they were made, not materially misleading on the effective date of such Registration Statement.

(x)           Except as previously disclosed in writing to the Acquiring Fund Registrant, at the Effective Time, the Acquired Fund will have good and marketable title to the Fund Assets and full right, power, and authority to sell, assign, transfer and, upon delivery and payment for the Fund Assets, deliver such Fund Assets, free and clear of all liens, mortgages, pledges, encumbrances, charges, claims and equities, and subject to no restrictions on the subsequent transfer thereof (other than any Fund Assets consisting of restricted securities) or as otherwise disclosed in writing to the Acquiring Fund Registrant at least fifteen Business Days prior to the Effective Time, provided that the Acquiring Fund will acquire Fund Assets that are segregated or pledged as collateral for the Acquired Fund’s short sale and derivative positions (if any), including without limitation, as collateral for swap positions and as margin for futures positions, subject to such segregation and liens that apply to such Fund Assets.

(y)           The Acquired Fund Registrant has adopted and implemented written policies and procedures in accordance with Rule 38a-1 under the 1940 Act.

(z)           Except as disclosed in writing to the Acquiring Fund, to the best of the Acquired Fund’s Knowledge, no events have occurred and no issues, conditions or facts have arisen which either individually or in the aggregate have had a Material Adverse Effect on the Acquired Fund or its properties or assets other than changes occurring in the ordinary course of business.

4.2           Representations and Warranties of the Acquiring Fund Registrant.  The Acquiring Fund Registrant, on behalf of the Acquiring Fund, hereby represents and warrants to the Acquired Fund Registrant, on behalf of the Acquired Fund, as follows, which representations and warranties shall be true and correct on the date hereof and agrees to confirm the continuing accuracy and completeness of the following at the Effective Time:

(a)           The Acquiring Fund Registrant is a business trust duly organized, validly existing and in good standing under the Laws of the Commonwealth of Massachusetts and is duly qualified, licensed or admitted to do business and is in good standing as a foreign association under the Laws of each jurisdiction in which the nature of the business conducted by it makes such qualification, licensing or admission necessary, except in such jurisdictions where the failure to be so qualified, licensed or admitted and in good standing would not, individually or in the aggregate, have a Material Adverse Effect on its properties or assets or the properties or assets of the Acquiring Fund.  The Acquiring Fund has full power under the Touchstone

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Governing Documents to conduct its business as it is now being conducted and to own the properties and assets it now owns.  The Acquiring Fund has all necessary authorizations, licenses and approvals from any applicable Governmental or Regulatory Body necessary to carry on its business as such business is now being carried on except authorizations, licenses and approvals that the failure to so obtain would not have a Material Adverse Effect on the Acquiring Fund.

(b)           The execution, delivery and performance of this Agreement by the Acquiring Fund Registrant on behalf of the Acquiring Fund and the consummation of the transactions contemplated herein have been duly and validly authorized by the Touchstone Board, and the Touchstone Board has approved the Reorganization.  No action on the part of the shareholders of the Acquiring Fund is necessary to authorize the execution, delivery and performance of this Agreement by the Acquiring Fund Registrant on behalf of the Acquiring Fund or the consummation of the Reorganization contemplated herein.  This Agreement has been duly and validly executed and delivered by the Acquiring Fund Registrant on behalf of the Acquiring Fund, and assuming due authorization, execution and delivery hereof by the Acquired Fund Registrant on behalf of the Acquired Fund, is a legal, valid and binding obligation of the Acquiring Fund Registrant, as it relates to the Acquiring Fund, enforceable in accordance with its terms (subject to applicable bankruptcy, insolvency, reorganization, moratorium and other Laws relating to or affecting creditors’ rights, to general equity principles and to any limitations on indemnity as may be required under federal and state securities Laws).

(c)           The authorized capital of the Acquiring Fund consists of an unlimited number of shares of beneficial interest with no par value.  Each share represents a fractional undivided interest in the Acquiring Fund.  All issued and outstanding shares of the Acquiring Fund are duly authorized, validly issued, fully paid and non-assessable, and all such shares have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities Laws, and are registered under the 1933 Act and under the Laws of all jurisdictions in which registration is or was required, except as may have been previously disclosed to the Acquired Fund in writing.  Such registrations are, in all material respects, complete, current and have been continuously effective, and all fees required to be paid have been paid.  The Acquiring Fund is not subject to any “stop order” and is, and was, fully qualified to sell its shares in each jurisdiction in which such shares are being registered and sold.  There are no outstanding options, warrants or other rights of any kind to acquire from the Acquiring Fund any shares of any series or equity interests of the Acquiring Fund or securities convertible into or exchangeable for, or which otherwise confer on the holder thereof any right to acquire, any such additional shares, nor is the Acquiring Fund committed to issue any share appreciation or similar rights or options, warrants, rights or securities in connection with any series of shares.

(d)           Except for consents, approvals, or waivers to be received prior to the Effective Time, including shareholder approval by the Acquired Fund, and upon the effectiveness of the Registration Statement, the execution, delivery and performance of this Agreement by the Acquiring Fund Registrant on behalf of the Acquiring Fund does not, and the consummation of the transactions contemplated herein will not: (i) violate or conflict with the terms, conditions or provisions of the Touchstone Governing Documents, or of any material contract, agreement, indenture, instrument, or other undertaking to which the Acquiring Fund Registrant is a party or by which the Acquiring Fund Registrant or the Acquiring Fund is bound, (ii) result in the acceleration of any obligation, or the imposition of any penalty, under any material agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund Registrant is a party or by which the Acquiring Fund Registrant or the Acquiring Fund is bound, (iii) result in a breach or violation by the Acquiring Fund Registrant or the Acquiring Fund of any terms, conditions, or provisions of any Law or Order, or (iv) require any consent or approval of, filing with or notice to, any Governmental or Regulatory Body.

(e)           Except as set forth in writing to the Acquired Fund, there is no Action or Proceeding pending against the Acquiring Fund Registrant or the Acquiring Fund or, to the best of the Acquiring Fund Registrant’s Knowledge, threatened against, relating to or affecting, the Acquiring Fund Registrant or the Acquiring Fund.

(f)           No agent, broker, finder or investment or commercial banker, or other Person or firm engaged by or acting on behalf of the Acquiring Fund Registrant or the Acquiring Fund in connection with the negotiation, execution or performance of this Agreement or any other agreement contemplated hereby, or the consummation of the transactions contemplated hereby, is or will be entitled to any broker’s or finder’s or similar fees or other commissions as a result of the consummation of such transactions.

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(g)           The Acquiring Fund Registrant is registered with the SEC as an open-end management investment company under the 1940 Act, and such registration is in full force and effect, and the Acquiring Fund is a separate series of the Acquiring Fund Registrant duly designated in accordance with the applicable provisions of the Touchstone Governing Documents and in compliance in all material respects with the 1940 Act and its rules and regulations.

(h)           All federal and other tax returns and reports of the Acquiring Fund required by Law to have been filed (giving effect to any extensions) have been timely filed and are or were true, correct and complete in all material respects as of the time of their filing, and all taxes of the Acquiring Fund which are due and payable (whether or not shown on any tax return) shall have been timely paid in full or provision has been made for payment thereof.  The Acquiring Fund is not liable for taxes of any person other than itself and is not a party to or otherwise bound by any tax sharing, allocation, assumption or indemnification agreement or arrangement.  All of the Acquiring Fund’s tax liabilities have been adequately provided for on its Books and Records in respect of all periods ending on or before the date of such Books and Records.  The Acquiring Fund has not had any tax deficiency or liability asserted against it that has not been previously disclosed in writing to the Acquired Fund or question with respect thereto raised, and no dispute, audit, investigation, proceeding or claim concerning any tax liabilities of the Acquiring Fund has been raised by the Internal Revenue Service or by any other governmental authority in writing, and to the Acquiring Fund’s Knowledge, no such dispute, audit, investigation, proceeding or claim is pending, being conducted or claimed.

(i)           The Acquiring Fund has elected to be, and has met the requirements of Subchapter M of the Code for qualification and treatment as, a “regulated investment company” within the meaning of Sections 851 et seq. of the Code in respect of each taxable year since the commencement of operations, and shall continue to meet such requirements for its taxable year that includes the Effective Time, and intends to continue to meet such requirements for its subsequent taxable years.  The Acquiring Fund is treated as a separate corporation under Section 851(g) of the Code.  The Acquiring Fund has not at any time since its inception been liable for and is not now liable for any material income or excise tax pursuant to Section 852 or 4982 of the Code.  The Acquiring Fund has no other tax liability (foreign, state or local), except as accrued on the Acquiring Fund’s Books and Records.  The Acquiring Fund has no earnings and profits accumulated with respect to any taxable year in which the provisions of Subchapter M of the Code did not apply.

(j)           The Acquiring Fund is not under the jurisdiction of a court in a “Title 11 or similar case” (within the meaning of Section 368(a)(3)(A) of the Code).

(k)           Except as otherwise disclosed in writing to the Acquired Fund, the Acquiring Fund is in compliance in all material respects with the Code and applicable regulations promulgated under the Code pertaining to the reporting of dividends and other distributions on and redemptions of its shares and has withheld in respect of dividends and other distributions and redemption proceeds and paid to the proper taxing authority all taxes required to be withheld, and is not liable for any penalties which could be imposed thereunder.

(l)           The Acquiring Fund has not granted any waiver, extension or comparable consent regarding the application of the statute of limitations with respect to any taxes or tax return that is outstanding, nor has any request for such waiver or consent been made.

(m)           The Acquiring Fund does not own any “converted property” (as that term is defined in Treasury Regulation Section 1.337(d)-7(a)(1)) that is subject to the rules of Section 1374 of the Code as a consequence of the application of Section 337(d)(1) of the Code and Treasury Regulations thereunder.

(n)           The Acquiring Fund has not received written notification from any tax authority that asserts a position contrary to any of the above representations in (h) through (n).

(o)           The Acquiring Fund Shares to be issued and delivered to the Acquired Fund for the account of the Acquired Fund (and to be distributed immediately thereafter to its shareholders) pursuant to the terms of this Agreement will have been duly authorized at the Effective Time and, when so issued and delivered, will be registered under the 1933 Act, duly and validly issued, fully paid and non-assessable and no shareholder of the Acquiring Fund shall have any statutory or contractual preemptive right of subscription or purchase in respect thereof.

(p)           The current prospectus and statement of additional information of the Acquiring Fund, including any amendments and supplements thereto, conform in all material respects to the applicable requirements of

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the 1933 Act and the 1940 Act and the applicable rules and regulations of the SEC thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.  To the best of the Acquiring Fund’s Knowledge, the Acquiring Fund currently complies in all material respects with all investment goals, policies, guidelines and restrictions and any compliance procedures established by the Acquiring Fund.

(q)           The Proxy Statement/Prospectus to be included in the Registration Statement and filed in connection with this Agreement, and the documents incorporated therein by reference and any amendment or supplement thereto (i) each comply or will comply in all material respects with the applicable requirements of the 1933 Act, 1934 Act and the 1940 Act and the applicable rules and regulations of the SEC thereunder on the effective date of such Registration Statement, and (ii) each does not contain any untrue statement of a material fact or omit to state a material fact necessary in order to make the statements therein, in light of the circumstances under which they were made, not materially misleading on the effective date of such Registration Statement; provided, however, that the Acquiring Fund Registrant makes no representations or warranties as to the information contained in the Proxy Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto in reliance upon and in conformity with information relating to the Acquired Fund Registrant or the Acquired Fund and furnished by the Acquired Fund to the Acquiring Fund Registrant specifically for use in connection with the Proxy Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto.

(r)           The Acquiring Fund Registrant has adopted and implemented written policies and procedures in accordance with Rule 38a-1 under the 1940 Act.

(s)           The Acquiring Fund has maintained, or caused to be maintained on its behalf, in all material respects, all Books and Records required of a registered investment company in compliance with the requirements of Section 31 of the 1940 Act and rules and regulations thereunder.

(t)           (i)           Prior to the execution of this Agreement, the Acquiring Fund has delivered to the Acquired Fund Registrant true and complete copies of the Acquiring Fund’s audited statement of assets and liabilities of as of July 31, 2011, and unaudited statement of assets and liabilities as of January 31, 2012, or a later date if available prior to the date hereof, and the related audited schedules of investments, statements of income and changes in net assets and financial highlights for the periods then ended.

(ii)          Except as set forth in the notes thereto, all such financial statements were prepared in accordance with U.S. generally accepted accounting principles, consistently applied throughout the periods then ended, and fairly present the financial condition and results of operations of the Acquiring Fund as of the respective dates thereof and for the respective periods covered thereby subject, in the case of the unaudited financial statements, to normal year-end audit adjustments.

(iii)         To the best of the Acquiring Fund’s Knowledge, except as reflected or reserved against in the statement of assets and liabilities included in the Acquiring Fund’s audited financial statements as of July 31, 2011, and unaudited financial statements as of January 31, 2012, or in the notes thereto, or as previously disclosed in writing to the Acquired Fund Registrant, there are no liabilities against, relating to or affecting the Acquiring Fund or any of its properties and assets, other than those incurred in the ordinary course of business consistent with past practice, which, individually or in the aggregate, would have a Material Adverse Effect on the Acquiring Fund or its properties or assets.  In particular, since January 31, 2012, to the best of the Acquiring Fund’s Knowledge and except as disclosed in writing to the Acquired Fund Registrant, there has not been any change in the financial condition, properties, assets, liabilities or business of the Acquiring Fund that would have a Material Adverse Effect on the Acquiring Fund or its properties or assets other than changes occurring in the ordinary course of business.

(u)           As of the date hereof, except as previously disclosed to the Acquired Fund in writing, and except as have been corrected as required by applicable Law, and to the best of the Acquiring Fund’s Knowledge, there have been no material miscalculations of the net asset value of the Acquiring Fund during the twelve-month period preceding the date hereof which would have a Material Adverse Effect on the Acquiring

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Fund or its properties or assets, and all such calculations have been made in accordance with the applicable provisions of the 1940 Act.

(v)           Except as disclosed in writing to the Acquired Fund, to the best of the Acquiring Fund’s Knowledge, no events have occurred and no issues, conditions or facts have arisen which either individually or in the aggregate have had a Material Adverse Effect on the Acquiring Fund or its properties or assets other than changes occurring in the ordinary course of business.

(w)           The Acquiring Fund has no unamortized or unpaid organizational fees or expenses for which it does not expect to be reimbursed by Touchstone Advisors or its Affiliates.

ARTICLE V

COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

5.1           OPERATION IN ORDINARY COURSE.  The Acquiring Fund and the Acquired Fund will each operate its respective business in the ordinary course between the date of this Agreement and the Effective Time, it being understood that such ordinary course of business will include (a) customary dividends; (b) shareholder purchases and redemptions and (c) seeking to cause the continued good faith performance by the investment adviser, sub-adviser(s), administrator, distributor and other service providers of their respective responsibilities in accordance with their agreements with the Acquired Fund or the Acquiring Fund, as applicable, and applicable Law.  No Party shall take any action that would, or would reasonably be expected to, result in any of its representations and warranties set forth in this Agreement being or becoming untrue in any material respect.

5.2           APPROVAL OF SHAREHOLDERS.  The Acquired Fund Registrant will call a special meeting of the Acquired Fund shareholders to consider and act upon this Agreement and to take all other appropriate action necessary to obtain approval of the transactions contemplated herein.

5.3           INVESTMENT REPRESENTATION.  The Acquired Fund covenants that the Acquiring Fund Shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution, other than in connection with the Reorganization and in accordance with the terms of this Agreement.

5.4           ADDITIONAL INFORMATION.  The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund’s shares.

5.5           FURTHER ACTION.  Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Effective Time.

5.6           FINANCIAL STATEMENTS.  At the Closing, the Acquired Fund will deliver to the Acquiring Fund an unaudited statement of assets and liabilities of the Acquired Fund, together with a schedule of portfolio investments as of and for the interim period ending at the Valuation Time.  These financial statements will present fairly in all material respects the financial position and portfolio investments of the Acquired Fund as of the Valuation Time in conformity with U.S. generally accepted accounting principles applied on a consistent basis, and there will be no material contingent liabilities of the Acquired Fund not disclosed in said financial statements.  These financial statements shall be certified by the Treasurer of the Acquired Fund Registrant as, to the best of his or her Knowledge, complying with the requirements of the preceding sentence.  The Acquired Fund also will deliver to the Acquiring Fund at the Effective Time (i) the detailed tax-basis accounting records for each security or other investment to be transferred to the Acquiring Fund hereunder, which shall be prepared in accordance with the requirements for specific identification tax-lot accounting and clearly reflect the basis used for determination of gain and loss realized on the partial sale of any security to be transferred to the Acquiring Fund and (ii) a statement of earnings and profits of the Acquired Fund for federal income tax purposes that shall be carried over by the Acquired Fund as a result of Code Section 381 and which shall be certified by the Treasurer of the Acquired Fund Registrant.

5.7           PROXY STATEMENT/ PROSPECTUS AND REGISTRATION STATEMENT.  The Parties will cooperate with each other in the preparation of the Proxy Statement/Prospectus and Registration Statement and cause the Registration Statement to be filed with the SEC in a form satisfactory to the Parties and their respective counsel as promptly as practicable.  Upon effectiveness of the Registration Statement, the Acquired Fund will cause the Proxy Statement/Prospectus to be delivered to shareholders of the Acquired Fund entitled to vote on this Agreement and the

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transactions contemplated herein in accordance with the Fifth Third Governing Documents.  Each Party will provide the materials and information necessary to prepare the Registration Statement, for inclusion therein, in connection with the shareholder meeting of the Acquired Fund to consider the approval of this Agreement and the transactions contemplated herein. If, at any time prior to the Effective Time, a Party becomes aware of any untrue statement of material fact or omission to state a material fact required to be stated therein or necessary to make the statements made not misleading in light of the circumstances under which they were made, the Party discovering the item shall notify the other Parties and the Parties shall cooperate in promptly preparing, filing and clearing with the SEC and, if appropriate, distributing to shareholders appropriate disclosure with respect to the item.

5.8           PRE-CLOSING DIVIDEND. On or before the Effective Time, the Acquired Fund shall have declared and paid to its shareholders of record a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing all of the Acquired Fund’s investment company taxable income (computed without regard to any deduction for dividends paid), if any, plus the excess, if any, of its interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for all taxable years ending on or before the Effective Time, and all of its net capital gains realized (after reduction for any capital loss carry forward), if any, in all taxable years ending on or before the Effective Time.

5.9           TAX-FREE REORGANIZATION.  It is the intention of the parties that the transaction contemplated by this Agreement with respect to the Acquired Fund and the Acquiring Fund will qualify as a reorganization within the meaning of Section 368(a) of the Code.  None of the Parties to this Agreement shall take any action or cause any action to be taken, including, without limitation, the filing of any tax return, that is inconsistent with such treatment or that results in the failure of the transaction to qualify as a reorganization within the meaning of Section 368(a) of the Code.

5.10           INFORMATION.  The Parties will furnish to each other, and each other’s accountants, legal counsel and other representatives, as appropriate, throughout the period prior to the Effective Time, all such documents and other information concerning the Acquired Fund and the Acquiring Fund, respectively, and their business and properties as may reasonably be requested by the other Party.  Such cooperation shall include providing copies of reasonably requested documents and other information.  Each Party shall make its officers available on a mutually convenient basis to provide an explanation of any documents or information provided hereunder to the extent that such Party’s officers are familiar with such documents or information.

5.11           NOTICE OF MATERIAL CHANGES.  Each Party will notify the other Parties of any event causing a Material Adverse Effect to such Party as soon as practicable following such Party’s Knowledge of any event causing such a Material Adverse Effect.

5.12           OTHER NECESSARY ACTION.  The Parties will each take all necessary action and use their reasonable best efforts to complete all filings, obtain all governmental and other consents and approvals and satisfy any other provision required for consummation of the transactions contemplated by this Agreement.

5.13           ISSUED SHARES.  The Acquiring Fund Shares to be issued and delivered to the Acquired Fund for the account of the Acquired Fund (and to be distributed immediately thereafter to its shareholders) pursuant to this Agreement, will have been duly authorized at the Effective Time.  Said shares when issued and delivered will be registered under the 1933 Act, will be duly and validly issued, fully paid and non-assessable.  No shareholder of the Acquiring Fund shall have any statutory or contractual preemptive right of subscription or purchase in respect thereof.

5.14           FINAL TAX RETURNS AND FORMS 1099 OF ACQUIRED FUND.  After the Effective Time, except as otherwise agreed to in writing by the Parties, the Acquired Fund shall or shall cause its agents to prepare any federal, state or local returns, including any Forms 1099, required to be filed by the Acquired Fund with respect to its final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall further cause such tax returns and Forms 1099 to be duly filed with the appropriate taxing authorities.

5.15           COMPLIANCE WITH SECTION 15(f).  The Acquiring Fund Registrant agrees that, for the minimum time periods specified in Section 15(f) of the 1940 Act it shall take (or refrain from taking, as the case may be) such actions as are necessary to ensure that: (a) at least seventy-five percent (75%) of the trustees of the Acquiring Fund Registrant shall not be “interested persons” (as that term is defined in the 1940 Act) of the Acquiring Fund’s investment adviser or the Acquired Fund’s investment adviser; (b) no “unfair burden” (as that term is defined in Section 15(f)(2)(B) of the 1940 Act) shall be imposed on the Acquired Fund; and (c) each vacancy among the trustees of the Acquiring Fund Registrant which must be filled by a person who is neither an interested person of the Acquiring Fund’s investment adviser nor of the Acquired Fund’s investment adviser so as to comply with Section 15(f) of the 1940 Act, as if such Section were applicable, shall be filled in the manner specified by Section 16(b) of the 1940 Act.  The Acquiring Fund Registrant may elect, in lieu of the covenants set forth in the preceding sentence, to apply for and obtain an exemptive order under Section 6(c) of the 1940 Act from the provisions of Section 15(f)(1)(A) of the 1940 Act, in form and substance reasonably acceptable to FTAM.

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ARTICLE VI

CONDITIONS PRECEDENT

6.1           Conditions Precedent to Obligations of the Acquired Fund Registrant.  The obligations of the Acquired Fund Registrant, on behalf of the Acquired Fund, to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund Registrant and the Acquiring Fund of all of their obligations to be performed by them pursuant to this Agreement on or before the Effective Time, and, in addition thereto, subject to the following further conditions unless waived by the Acquired Fund Registrant in writing:

(a)
All representations and warranties of the Acquiring Fund Registrant, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Effective Time with the same force and effect as if made at and as of the Effective Time; provided that the Acquiring Fund  and the Acquiring Fund Registrant shall be given a period of ten Business Days from the date on which any such representation or warranty shall not be true and correct in all material respects to cure such condition.

(b)	The Acquiring Fund shall have furnished to the Acquired Fund the opinion of Pepper Hamilton LLP dated as of the Effective Time, substantially to the effect that:

(i)           the Acquiring Fund Registrant is a business trust, validly existing under the laws of the Commonwealth of Massachusetts, and, to such counsel’s knowledge, has power under the Touchstone Governing Documents to conduct its business and own its assets as described in its currently effective registration statement on Form N-1A;

(ii)           the Acquiring Fund Registrant is registered with the SEC under the 1940 Act as an open-end management investment company and, to such counsel’s knowledge, its registration with the SEC is in full force and effect;

(iii)          the Acquiring Fund Shares to be issued and delivered by the Acquiring Fund Registrant pursuant to this Agreement have been duly authorized for issuance and, when issued and delivered as provided herein, will be validly issued, fully paid and non-assessable under the laws of the Commonwealth of Massachusetts and no preemptive rights of shareholders exist with respect to any such shares or the issue or delivery thereof;

(iv)          except as disclosed in writing to the Acquired Fund, such counsel knows of no material legal proceedings pending against the Acquiring Fund Registrant;

(v)           the execution and delivery of this Agreement has been duly authorized by all requisite trust action; this Agreement has been duly executed and delivered by the Acquiring Fund Registrant on behalf of the Acquiring Fund, and, assuming due authorization, execution and delivery by the Acquired Fund Registrant on behalf of the Acquired Fund, constitutes a valid and legally binding obligation of the Acquiring Fund Registrant, on behalf of the Acquiring Fund, enforceable against the Acquiring Fund Registrant in accordance with its terms;

(vi)           the Registration Statement has become effective under the 1933 Act and, to the knowledge of such counsel, no stop order suspending the effectiveness of the Registration Statement has been issued under the 1933 Act and no proceedings for that purpose have been instituted or threatened by the SEC;

(vii)           the execution and delivery of this Agreement by the Acquiring Fund Registrant did not and the consummation of the transactions herein contemplated by the Acquiring Fund Registrant will not result in a material breach of the terms or provisions of, or constitute a material default under the Touchstone Governing Documents;

(viii)          the execution and delivery of this Agreement did not and the consummation of the transactions herein contemplated will not result in a material violation by the Acquiring Fund Registrant or the Acquiring Fund of any provisions of any statutory federal securities Law or the statutory laws of the Commonwealth of Massachusetts as they relate to voluntary associations commonly referred to as “Massachusetts business trusts;” and

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(ix)            to the knowledge of such counsel, no consent, approval, authorization, or other action by or filing with any Governmental or Regulatory Body is required to be made on the part of the Acquiring Fund Registrant in connection with the consummation of the transactions herein contemplated, except such as have been obtained or made under the 1933 Act, 1934 Act and the 1940 Act and the applicable rules and regulations of the SEC thereunder and the laws of the Commonwealth of Massachusetts.

Such opinion shall be subject to such qualifications or limitations as are customary with respect to the subject matter thereof.  In rendering such opinion, Pepper Hamilton LLP may rely upon certificates of officers of the Acquiring Fund Registrant and of public officials as to matters of fact.

(c)
The Acquiring Fund shall have furnished to the Acquired Fund a certificate of the Acquiring Fund, signed by the President or Vice President and Treasurer of the Acquiring Fund Registrant, dated as of the Effective Time, to the effect that they have examined the Proxy Statement/Prospectus and the Registration Statement (and any supplement thereto) and this Agreement and that:

(i) to the best of their Knowledge, the representations and warranties of the Acquiring Fund Registrant in this Agreement are true and correct in all material respects on and as of the Effective Time and the Acquiring Fund Registrant has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to the Effective Time; and
(ii) no stop order suspending the effectiveness of the Registration Statement has been issued and no proceedings for that purpose are pending or, to such officers’ Knowledge, threatened in writing.

(d)	An officer of the Acquired Fund Registrant shall have received the confirmation from the Acquiring Fund or BNY Mellon required under paragraph 3.4 of this Agreement.

(e)
The Acquiring Fund shall have duly executed and delivered to the Acquired Fund such assumptions of Liabilities and other instruments as the Acquired Fund may reasonably deem necessary or desirable to evidence the transactions contemplated by this Agreement, including the assumption of the Liabilities of the Acquired Fund by the Acquiring Fund.

(f)
The Acquiring Fund Registrant, on behalf of the Acquiring Fund, shall have entered into an expense limitation agreement with Touchstone Advisors consistent with the form of expense limitation agreement filed with the Registration Statement and in the amounts and duration as disclosed in the Registration Statement.

6.2           Conditions Precedent to Obligations of the Acquiring Fund Registrant.  The obligations of the Acquiring Fund Registrant, on behalf of the Acquiring Fund, to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund Registrant and the Acquired Fund of all of their obligations to be performed by them pursuant to this Agreement on or before the Effective Time, and, in addition thereto, subject to the following further conditions unless waived by the Acquiring Fund Registrant in writing:

(a)           All representations and warranties of the Acquired Fund Registrant, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Effective Time with the same force and effect as if made at and as of the Effective Time; provided that the Acquired Fund and the Acquired Fund Registrant shall be given a period of ten Business Days from the date on which any such representation or warranty shall not be true and correct in all material respects to cure such condition.

(b)           The Acquired Fund shall have furnished to the Acquiring Fund the opinion of Vedder Price P.C. dated as of the Effective Time, substantially to the effect that:

(i)          the Acquired Fund Registrant is a business trust, validly existing under the laws of the Commonwealth of Massachusetts, and, to such counsel’s knowledge, has power under the Fifth Third Governing Documents to conduct its business and own its assets as described in its currently effective registration statement on Form N-1A;

(ii)         the Acquired Fund Registrant is registered with the SEC under the 1940 Act as an open-end management investment company and, to such counsel’s knowledge, its registration with the SEC is in full force and effect;

(iii)        except as disclosed in writing to the Acquiring Fund, such counsel knows of no material legal proceedings pending against the Acquired Fund Registrant;

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(iv)        the execution and delivery of this Agreement has been duly authorized by all requisite trust action; this Agreement has been duly executed and delivered by the Acquired Fund Registrant on behalf of the Acquired Fund and, assuming due authorization, execution and delivery by the Acquiring Fund Registrant on behalf of the Acquiring Fund, constitutes a valid and legally binding obligation of the Acquired Fund Registrant, on behalf of the Acquired Fund, enforceable against the Acquired Fund Registrant in accordance with its terms;

(v)         the execution and delivery of this Agreement by the Acquired Fund Registrant did not and the consummation of the transactions herein contemplated by the Acquired Fund Registrant will not result in a material breach of the terms or provisions of, or constitute a material default under, the Fifth Third Governing Documents (assuming that approval of shareholders of the Acquired Fund has been obtained);

(vi)         the execution and delivery of this Agreement did not and the consummation of the transactions herein contemplated will not result in a material violation by the Acquired Fund Registrant or the Acquired Fund of any provisions of any statutory federal securities Law or the statutory laws of the Commonwealth of Massachusetts as they relate to voluntary associations commonly referred to as “Massachusetts business trusts;” and

(vii)        to the knowledge of such counsel, no consent, approval, authorization, or other action by or filing with any Governmental or Regulatory Body is required to be made on the part of the Acquired Fund Registrant in connection with the consummation of the transactions herein contemplated, except such as have been obtained or made under the 1933 Act, 1934 Act and the 1940 Act and the applicable rules and regulations of the SEC thereunder and the laws of the Commonwealth of Massachusetts and such authorizations and filings as are necessary to terminate the Acquired Fund as a series of a Massachusetts business trust.

Such opinion shall be subject to such qualifications or limitations as are customary with respect to the subject matter thereof.  In rendering such opinion, Vedder Price P.C. may rely upon certificates of officers of the Acquired Fund Registrant and of public officials as to matters of fact.

(c)             The Acquired Fund shall have furnished to the Acquiring Fund the unaudited financial statements required by paragraph 5.6.

(d)            The Acquired Fund shall have furnished to the Acquiring Fund a certificate of the Acquired Fund, signed by the President or Vice President and Treasurer of the Acquired Fund Registrant, dated as of the Effective Time, to the effect that they have examined the Proxy Statement/Prospectus, the Registration Statement (and any supplement thereto) and this Agreement and that:

(i)           to the best of their Knowledge, the representations and warranties of the Acquired Fund Registrant in this Agreement are true and correct in all material respects on and as of the Effective Time and the Acquired Fund Registrant has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to the Effective Time; and

(ii)           since the date of the most recent financial statements of the Acquired Fund included in the Proxy Statement/Prospectus (or any supplement thereto), there has been no Material Adverse Effect on the business of the Acquired Fund (other than changes in the ordinary course of business, including, without limitation, dividends and other distributions in the ordinary course and changes in net asset value per share), except as set forth in or contemplated in the Proxy Statement/Prospectus (or any supplement thereto).

(e)           The Acquired Fund shall have duly executed and delivered to the Acquiring Fund Registrant such bills of sale, assignments, certificates and other instruments of transfer, including transfer instructions to the Acquired Fund’s custodian and instructions to the Acquiring Fund Registrant’s transfer agent (“Transfer Documents”) as the Acquiring Fund Registrant may reasonably deem necessary or desirable to evidence the transfer to the Acquiring Fund of all of the right, title and interest of the Acquired Fund in and to the respective Fund Assets of the Acquired Fund.  In each case, the Fund Assets of the Acquired Fund shall be accompanied by all necessary state stock transfer stamps or cash for the appropriate purchase price therefor.

(f)           The Acquiring Fund shall have received:  (i) a certificate of an authorized signatory of Acquired Fund Custodian, as custodian for the Acquired Fund, stating that the Fund Assets of the Acquired Fund have

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been delivered to the Acquiring Fund; (ii) a certificate of an authorized signatory of Brown Brothers Harriman & Co., as custodian for the Acquiring Fund, stating that the Fund Assets of the Acquired Fund have been received; and (iii) a certificate of an authorized signatory of the Acquired Fund confirming that the Acquired Fund has delivered its records containing the names and addresses of the record holders of the Acquired Fund shares and the number and percentage (to three decimal places) of ownership of the Acquired Fund shares owned by each such holder as of the close of business at the Valuation Time.

(g)           At the Valuation Time and Effective Time, except as previously disclosed to the Acquiring Fund in writing, and except as have been corrected as required by applicable Law, there shall have been no material miscalculations of the net asset value of the Acquired Fund during the twelve-month period preceding the Valuation Time and Effective Time, and all such calculations shall have been made in accordance with the applicable provisions of the 1940 Act.  At the Valuation Time and Effective Time, all Liabilities chargeable to the Acquired Fund which are required to be reflected in the net asset value per share of a share class of the Acquired Fund in accordance with applicable Law will be reflected in the net asset value per share of the Acquired Fund.

(h)           The Acquired Fund’s agreements with each of its service contractors shall have terminated at the Effective Time, and each Party has received assurance that no claims for damages (liquidated or otherwise) will arise as a result of such termination.

ARTICLE VII

FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE
ACQUIRING FUND AND ACQUIRED FUND

If any of the conditions set forth below do not exist on or before the Effective Time with respect to the Acquired Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

7.1           This Agreement and the transactions contemplated herein, with respect to the Acquired Fund, shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with applicable law and the provisions of the Fifth Third Governing Documents. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 7.1.

7.2           At the Effective Time, the SEC shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act.  Furthermore, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with this Agreement or the transactions contemplated herein.

7.3           All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the SEC and of state securities authorities, including any necessary “no-action” positions and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a Material Adverse Effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may waive any such conditions for itself.

7.4           The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued.  To the best knowledge of the parties to this Agreement, no investigation or proceeding relating to the Registration Statement shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

7.5           Each of the Acquiring Fund and the Acquired Fund shall have received a favorable opinion of Pepper Hamilton LLP substantially to the effect that, for federal income tax purposes:

(i)           The acquisition by the Acquiring Fund of all of the assets of the Acquired Fund solely in exchange for the Acquiring Fund’s assumption of the Liabilities of the Acquired Fund and issuance of the Acquiring Fund Shares, followed by the distribution of such Acquiring Fund Shares by the Acquired Fund in complete liquidation to the Acquired Fund shareholders in exchange for their Acquired Fund shares, all as provided in this Agreement, will constitute a reorganization within the meaning of Section 368(a) of the

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Code, and the Acquired Fund and the Acquiring Fund each will be “a party to a reorganization” within the meaning of Section 368(b) of the Code;

(ii)           Under Code Section 361, no gain or loss will be recognized by the Acquired Fund (i) upon the transfer of its assets to the Acquiring Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the Liabilities of the Acquired Fund or (ii) upon the distribution of the Acquiring Fund Shares by the Acquired Fund to the Acquired Fund shareholders in complete liquidation, as contemplated in this Agreement;

(iii)           Under Code Section 1032, no gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund solely in exchange for the assumption of the Liabilities of the Acquired Fund and issuance of the Acquiring Fund Shares as contemplated in this Agreement;

(iv)           Under Code Section 362(b), the tax basis of the assets of the Acquired Fund received by the Acquiring Fund will be the same as the tax basis of such assets in the hands of the Acquired Fund immediately prior to the Reorganization;

(v)           Under Code Section 1223(2), the holding periods of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the periods during which such assets were held by the Acquired Fund;

(vi)           Under Code Section 354, no gain or loss will be recognized by the Acquired Fund shareholders upon the exchange of all of their Acquired Fund shares solely for the Acquiring Fund Shares in the Reorganization;

(vii)           Under Code Section 358, the aggregate tax basis of the Acquiring Fund Shares to be received by each Acquired Fund shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Acquired Fund shares exchanged therefor;

(viii)          Under Code Section 1223(1), an Acquired Fund shareholder’s holding period for the Acquiring Fund Shares to be received will include the period during which the Acquired Fund shares exchanged therefor were held by such shareholder, provided that the Acquired Fund shareholder held the Acquired Fund shares as a capital asset at the time of the Reorganization.

No opinion will be expressed as to (1) the effect of the Reorganization on (A) the Acquired Fund or the Acquiring Fund with respect to any asset as to which any unrealized gain or loss is required to be recognized for U.S. federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting and (B) any Acquired Fund shareholder or Acquiring Fund shareholder that is required to recognize unrealized gains and losses for U.S. federal income tax purposes under a mark-to-market system of accounting, or (C) the Acquired Fund or the Acquiring Fund with respect to any stock held in a passive foreign investment company as defined in Section 1297(a) of the Code or (2) any other federal tax issues (except those set forth above) and all state, local or foreign tax issues of any kind.

Such opinion shall be based on customary assumptions, limitations and such representations as Pepper Hamilton LLP may reasonably request, and the Acquired Fund and Acquiring Fund will cooperate to make and certify the accuracy of such representations.  Such opinion may contain such assumptions and limitations as shall be in the opinion of such counsel appropriate to render the opinions expressed therein.  Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 7.5.

ARTICLE VIII

EXPENSES

8.1           The Acquired Fund and the Acquiring Fund will not bear any expenses associated with their participation in the Reorganization, except as contemplated in this Article VIII.  Touchstone Advisors, FTAM and/or their respective Affiliates will bear and pay, in such proportion as may be agreed upon in writing by such parties, all fees and expenses associated with the Parties’ participation in the Reorganization without regard to whether the Reorganization is consummated.  Reorganization expenses shall include, without limitation, obtaining shareholder approval of the Reorganization.  The Acquiring Fund shall bear expenses associated with the qualification of Acquiring Fund Shares for sale in the various states.

8.2           All such fees and expenses so borne and paid by Touchstone Advisors, FTAM and/or their respective Affiliates shall be solely and directly related to the transactions contemplated by this Agreement and shall be paid directly by Touchstone Advisors, FTAM and/or their Affiliates to the relevant providers of services or other payees in accordance

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with the principles set forth in the Internal Revenue Service Rev. Ruling 73-54, 1973-1 C.B. 187.  The responsibility for payment shall be allocated between Touchstone Advisors and FTAM (and/or any Affiliate thereof) as may be agreed in writing by and between Touchstone Advisors and FTAM.

ARTICLE IX

ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

9.1           The Acquiring Fund Registrant, on behalf of the Acquiring Fund, and the Acquired Fund Registrant, on behalf of the Acquired Fund, agree that neither party has made to the other party any representation, warranty and/or covenant not set forth herein, and that this Agreement constitutes the entire agreement between the parties.

9.2           Except as specified in the next sentence set forth in this paragraph 9.2, the representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant to or in connection with this Agreement, shall not survive the consummation of the transactions contemplated hereunder.  The covenants to be performed after the Effective Time shall continue in effect beyond the consummation of the transactions contemplated hereunder.

ARTICLE X

TERMINATION

This Agreement may be terminated by the mutual agreement of the Acquiring Fund Registrant and the Acquired Fund Registrant.  In addition, either the Acquiring Fund Registrant or the Acquired Fund Registrant may at its option terminate this Agreement at or before the Effective Time due to:

a)	a material breach by the other of any representation, warranty, or agreement contained herein to be performed at or before the Effective Time, if not cured within 30 days; or

b)	a condition herein expressed to be precedent to the obligations of the terminating party that has not been met and it reasonably appears that it will not or cannot be met.

In addition to the foregoing, this Agreement shall terminate automatically upon the termination of the Purchase Agreement.

In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of any of the Acquiring Fund, the Acquiring Fund Registrant, the Acquired Fund, the Acquired Fund Registrant, or their respective trustees or their respective officers.

ARTICLE XI

AMENDMENTS

This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the officers of the Acquired Fund Registrant, on behalf of the Acquired Fund, and the Acquiring Fund Registrant, on behalf of the Acquiring Fund, and as specifically authorized by their respective Boards; provided, however, that following the meeting of the Acquired Fund shareholders called by the Acquired Fund pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to the Acquired Fund shareholders under this Agreement to the detriment of such shareholders without their further approval.

ARTICLE XII

HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;
LIMITATION OF LIABILITY

The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

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This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts, without giving effect to the conflict of laws rules thereof that would require the application of the laws of another jurisdiction.

This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party.  Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, trust, or entities other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

It is expressly agreed that the obligations of the Acquiring Fund hereunder shall not be binding upon any of the trustees, shareholders, nominees, officers, agents, or employees of the Acquiring Fund Registrant personally, but shall bind only the property of the Acquiring Fund, as provided in the Declaration of Trust of the Acquiring Fund Registrant.  The execution and delivery of this Agreement have been authorized by the Touchstone Board on behalf of the Acquiring Fund and signed by authorized officers of the Acquiring Fund Registrant, acting as such.  Neither the authorization by the Touchstone Board nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of the Acquiring Fund as provided in the Declaration of Trust of the Acquiring Fund Registrant.

It is expressly agreed that the obligations of the Acquired Fund hereunder shall not be binding upon any of the trustees, shareholders, nominees, officers, agents, or employees of the Acquired Fund Registrant personally, but shall bind only the property of the Acquired Fund, as provided in the Declaration  of Trust of the Acquired Fund Registrant.  The execution and delivery of this Agreement have been authorized by the Fifth Third Board on behalf of the Acquired Fund and signed by authorized officers of the Acquired Fund Registrant, acting as such.  Neither the authorization by the Fifth Third Board nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of the Acquired Fund as provided in the Declaration of Trust of the Acquired Fund Registrant.

ARTICLE XIII

DEFINITIONS

As used in this Agreement, the following terms have the following meanings:

“Action or Proceeding” means any action, suit or proceeding by any Person, or any investigation or audit by any Governmental or Regulatory Body.

“Affiliate” means, with respect to any Person, any other Person controlling, controlled by or under common control with such first Person.

“Affiliated Person” shall mean, with respect to any Person, an “affiliated person” of such Person as such term is defined in Section 2(a)(3) of the 1940 Act.

“Books and Records” means a Parties’ accounts, books, records or other documents (including but not limited to minute books, stock transfer ledgers, financial statements, tax returns and related work papers and letters from accountants, and other similar records) required to be maintained by the Parties with respect to the Acquired Fund or the Acquiring Fund, as applicable, pursuant to Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder.

“Business Day” means a day other than (a) a day which the New York Stock Exchange is closed, (b) Saturday or Sunday or (c) a day during which trading on the New York Stock Exchange is restricted.

“Governmental or Regulatory Body” means any court, tribunal, or government or political subdivision, whether federal, state, county, local or foreign, or any agency, authority, official or instrumentality of any such government or political subdivision.

“Knowledge” means (i) with respect to the Acquired Fund Registrant and the Acquired Fund, the actual knowledge of the Acquired Fund Registrant’s officers and FTAM in its capacity as adviser to the Acquired Fund; and (ii) with respect to the Acquiring Fund Registrant and the Acquiring Fund, the actual knowledge of the Acquiring Fund Registrant’s officers, or Touchstone Advisors in its respective capacity as a service provider to the Acquiring Fund Registrant.

“Law” means any law, statute, rule, regulation or ordinance of any Governmental or Regulatory Body.

“Material Adverse Effect” as to any Person means a material adverse effect on the business, results of operations or financial condition of such Person.  For purposes of this definition, a decline in net asset value of the Acquired Fund or

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Acquiring Fund arising out of its investment operations or declines in market values of securities in its portfolio, the discharge of liabilities, or the redemption of shares representing interests in such fund, shall not constitute a “Material Adverse Effect.”

“NYSE” means New York Stock Exchange.

“1940 Act” means the Investment Company Act of 1940, as amended.

“1933 Act” means the Securities Act of 1933, as amended.

“1934 Act” means the Securities Exchange Act of 1934, as amended.

“Order” means any writ, judgment, decree, injunction or similar order of any Government or Regulatory Body, in each case whether preliminary or final.

“Person” means any individual, corporation, partnership, limited liability company, firm, joint venture, association, joint-stock company, trust, unincorporated organization, Governmental or Regulatory Body or other entity.

“Purchase Agreement” means the Stock and Bond Mutual Funds Purchase Agreement by and among Touchstone Advisers, FTAM and Fifth Third Financial Corporation, dated April 4, 2012.

 “Fifth Third Governing Documents” means the Amended and Restated By-Laws of Fifth Third Funds dated December 10, 2008 and the Amended and Restated Declaration of Trust of Fifth Third Funds dated November 6, 2003, as they may be amended from time to time.

“SEC” means the U.S. Securities and Exchange Commission.

“Touchstone Governing Documents” means the By-laws of LG Investment Trust as amended through April 5, 1989 and the Restated Agreement and Declaration of Trust dated May 19, 1993, as amended through November 17, 2011, as they may be amended from time to time.

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IN WITNESS WHEREOF, the Parties, Touchstone Advisors, Inc. and Fifth Third Asset Management, Inc. have caused this Agreement to be duly executed and delivered by their duly authorized officers, as of the day and year first above written.

FIFTH THIRD FUNDS, on behalf of each of its separate series reflected on Exhibit A

By:	/s/ E. Keith Wirtz

Name:	E. Keith Wirtz

Title:	President

TOUCHSTONE STRATEGIC TRUST, on behalf of each of its separate series reflected on Exhibit A

By:	/s/ Terrie Wiedenheft

Name:	Terrie Wiedenheft

Title:	Treasurer

FIFTH THIRD ASSET MANAGEMENT, INC.

By:	/s/ E. Keith Wirtz

Name:	E. Keith Wirtz

Title:	President

Solely for purposes of Article VIII

TOUCHSTONE ADVISORS, INC.

By:	/s/ Terrie Wiedenheft

Name:	Terrie Wiedenheft

Title:	SVP & CFO

By:	/s/ Steve Graziano

Name:	Steve Graziano

Title:	President

Solely for purposes of Article VIII

[Signature Page to Agreement and Plan of Reorganization]
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EXHIBIT A

The following chart shows (i) each Acquired Fund and its classes of shares and (ii) the corresponding Acquiring Fund and its classes of shares:

Acquired Fund, each a series of Fifth Third Funds, and its Classes of Shares	Acquiring Fund, each a series of Touchstone Strategic Trust, and its Classes of Shares
Fifth Third LifeModel Aggressive Fund	Touchstone Growth Allocation Fund
Class A	Class A
Class B	Class A
Class C	Class C
Institutional	Class Y
Fifth Third LifeModel Moderately Aggressive Fund	Touchstone Moderate Growth Allocation Fund
Class A	Class A
Class B	Class A
Class C	Class C
Institutional	Class Y
Fifth Third LifeModel Moderate Fund	Touchstone Balanced Allocation Fund
Class A	Class A
Class B	Class A
Class C	Class C
Institutional	Class Y
Fifth Third LifeModel Moderately Conservative Fund	Touchstone Conservative Allocation Fund
Class A	Class A
Class B	Class A
Class C	Class C
Institutional	Class Y
Fifth Third LifeModel Conservative Fund	Touchstone Conservative Allocation Fund
Class A	Class A
Class B	Class A
Class C	Class C
Institutional	Class Y
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AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this 23rd day of May 2012, by and between Touchstone Strategic Trust, a Massachusetts business trust, with its principal place of business at 303 Broadway, Suite 1100, Cincinnati, Ohio 45202 (the “Acquiring Fund Registrant”), on behalf of each of the series reflected below in the table (each an “Acquiring Fund”), and Fifth Third Funds, a Massachusetts business trust, with its principal place of business at 38 Fountain Square Plaza, Cincinnati, Ohio 45263 (the “Acquired Fund Registrant”), on behalf of each of the series reflected below in the table (each an “Acquired Fund” and, collectively with the Acquiring Funds, the “Parties”). Fifth Third Asset Management, Inc., an Ohio corporation (“FTAM”) joins this Agreement solely for purposes of Article VIII; and Touchstone Advisors, Inc., an Ohio corporation (“Touchstone Advisors”), joins this Agreement solely for purposes of Article VIII. Capitalized terms not otherwise defined herein shall have the meaning set forth in Article XIII hereof.

This Agreement is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “Code”), and the Treasury Regulations promulgated thereunder. Each reorganization will consist of: (i) the transfer of all of the assets of the Acquired Fund in exchange solely for corresponding class shares of the Acquiring Fund as set forth in the table below and on Exhibit A to this Agreement (each, a “Corresponding Class”) and the assumption by the corresponding Acquiring Fund of the liabilities, as set forth in paragraph 1.3, of the Acquired Fund; (ii) the distribution of the Corresponding Class shares of the corresponding Acquiring Fund to the holders of the outstanding shares of the Acquired Fund as set forth in the table below and on Exhibit A of this Agreement; and (iii) the liquidation and dissolution of the Acquired Fund as provided herein, all upon the terms and conditions set forth in this Agreement (each a “Reorganization”).

The following chart shows (i) each Acquired Fund and its classes of shares and (ii) the corresponding Acquiring Fund and its corresponding classes of shares:

Acquired Fund, each a series of Fifth Third Funds, and its Classes of Shares	Acquiring Fund, each a series of Touchstone strategic trust, and its Classes of Shares
Fifth Third Micro Cap Value Fund	Touchstone Micro Cap Value Fund
Class A	Class A
Class B	Class A
Class C	Class C
Institutional	Class Y
Fifth Third Small Cap Value Fund	Touchstone Small Company Value Fund
Class A	Class A
Class B	Class A
Class C	Class C
Institutional	Class Y
Fifth Third International Equity Fund	Touchstone International Value Fund
Class A	Class A
Class B	Class A
Class C	Class C
Institutional	Class Y
Fifth Third Strategic Income Fund	Touchstone Strategic Income Fund
Class A	Class A
Class B	Class A
Class C	Class C
Institutional	Class Y

For convenience, the balance of this Agreement refers only to a single Reorganization, one Acquired Fund and one Acquiring Fund, but the terms and conditions hereof shall apply separately to each Reorganization and the Acquired Fund and Acquiring Fund participating therein. The consummation of any Reorganization shall not be contingent on the consummation of any other Reorganization and it is the intention of all of the parties hereto that each Reorganization described herein shall be conducted separately and independently of the others.

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WHEREAS, the Acquiring Fund and the Acquired Fund are separate series of the Acquiring Fund Registrant and the Acquired Fund Registrant, respectively, and the Acquiring Fund Registrant and Acquired Fund Registrant are both open-end, registered management investment companies under the 1940 Act, and the Acquired Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

WHEREAS, the Acquiring Fund is authorized to issue its shares of beneficial interests;

WHEREAS, the Board of Trustees of the Acquiring Fund Registrant (“Touchstone Board”) has determined that the Reorganization, with respect to the Acquiring Fund, is in the best interests of the Acquiring Fund; and

WHEREAS, the Board of Trustees of the Acquired Fund Registrant (“Fifth Third Board”) has determined that the Reorganization, with respect to the Acquired Fund, is in the best interests of the Acquired Fund;

NOW THEREFORE, in consideration of the mutual premises, representations, and warranties made herein, covenants and agreements hereinafter contained, and for other good and valuable consideration, the receipt and sufficiency of which are acknowledged, the Parties, and FTAM and Touchstone Advisors to the extent indicated above, intending to be legally bound hereby, agree as follows:

ARTICLE I

TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR ACQUIRING FUND
SHARES AND LIQUIDATION AND DISSOLUTION OF THE ACQUIRED FUND

1.1          THE EXCHANGE. Subject to the terms and conditions contained herein and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all Fund Assets, as defined in paragraph 1.2, to the Acquiring Fund. In exchange, the Acquiring Fund agrees to assume the liabilities of the Acquired Fund, as set forth in paragraph 1.3, and deliver to the Acquired Fund full and fractional shares of the Acquiring Fund (“Acquiring Fund Shares”). The number of full and fractional shares of each Corresponding Class of Acquiring Fund Shares (to the third decimal place) shall be determined by dividing (a) the value of the Fund Assets attributable to the corresponding class of the Acquired Fund, net of the Acquired Fund’s Liabilities attributed to that class of the Acquired Fund (computed as of the Valuation Time (as defined in paragraph 2.5) in the manner set forth in paragraph 2.1), by (b) the net asset value of one share of such Corresponding Class of the Acquiring Fund Shares (computed as of the Valuation Time in the manner set forth in paragraph 2.2). Holders of each class of shares of the Acquired Fund will receive shares of the Corresponding Class of the Acquiring Fund, as set forth in Exhibit A to this Agreement. Such transactions shall take place at the closing on the Effective Time provided for in paragraph 3.1.

1.2          ASSETS TO BE ACQUIRED. The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all Fund Assets. “Fund Assets” shall mean all properties and assets of every kind and description whatsoever, including, without limitation, all cash, cash equivalents, securities, claims (whether absolute or contingent, known or unknown, accrued or unaccrued and including, but not limited to, any claims that the Acquired Fund may have against any Person), litigation proceeds of any type (including, without limitation, proceeds resulting from litigation involving portfolio securities as well as market timing/late trading actions or settlements) and receivables (including dividend and interest receivable), goodwill and other intangible property, Books and Records, and all interests, rights, privileges and powers, owned by the Acquired Fund, and any prepaid expenses shown on the Acquired Fund’s books at the Valuation Time.

(a) The Acquired Fund has provided the Acquiring Fund with its most recent audited financial statements, which contain a list of all of the Acquired Fund’s assets as of the date of such statements. The Acquired Fund hereby represents that as of the date of the execution of this Agreement and as of the Effective Time (as defined below), there have been no changes in its financial position as reflected in such financial statements other than those occurring in the ordinary course of business in connection with the purchase and sale of securities, the issuance and redemption of Acquired Fund shares and the payment of normal operating expenses, dividends and capital gains distributions.

(b)          At least ten Business Days prior to the Valuation Time, the Acquired Fund will provide the Acquiring Fund with a complete schedule of the securities and other assets of the Acquired Fund. At least five Business Days prior to the Valuation Time, the Acquiring Fund will advise the Acquired Fund in writing of any investments of the Acquired Fund shown on the Acquired Fund’s schedule provided above which the Acquiring Fund would not be permitted to hold (a) under its investment goal, principal investment strategies or investment restrictions; or (b) under applicable Law. Under such circumstances and, to the

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extent practicable, the Acquired Fund will, if requested by the Acquiring Fund in writing and, to the extent permissible and consistent with its own investment objectives and policies, dispose of such investments prior to the Valuation Time. Notwithstanding the foregoing, nothing herein will require the Acquired Fund to dispose of any portfolio securities or other investments, if, in the reasonable judgment of the Fifth Third Board or FTAM, such disposition would adversely affect the tax-free nature of the Reorganization for federal income tax purposes or would otherwise not be in the best interests of the Acquired Fund. The Acquired Fund shall promptly notify the Acquiring Fund of any such determination.

1.3          LIABILITIES TO BE ASSUMED OR DISCHARGED. The Acquired Fund will, to the extent permissible and consistent with its own investment objectives and policies, use its best efforts to discharge all of the liabilities of the Acquired Fund prior to the Effective Time. The liabilities of the Acquired Fund to be assumed by the Acquiring Fund shall consist of all of the liabilities of the Acquired Fund (“Liabilities”).

1.4          DISTRIBUTION OF ACQUIRING FUND SHARES. Immediately upon receipt, the Acquired Fund will distribute the Corresponding Class of Acquiring Fund Shares received by the Acquired Fund from the Acquiring Fund pursuant to paragraph 1.1 pro rata to the record holders of shares of the corresponding class of the Acquired Fund. Such distribution will be accomplished by transferring the Acquiring Fund Shares then credited to the Acquired Fund’s account on the Books and Records of the Acquiring Fund to open accounts on the Books and Records of the Acquiring Fund established and maintained by the Acquiring Fund’s transfer agent in the names of the record holders of shares of the Acquired Fund and representing the respective pro rata number of the Acquiring Fund Shares due to such record holders. All issued and outstanding shares of the Acquired Fund will, without further notice, be cancelled promptly by the Acquired Fund on the Acquired Fund’s Books and Records. Any such shares issued and outstanding prior to such cancellation shall thereafter represent only the right to receive the Acquiring Fund Shares issued to the Acquired Fund in accordance with paragraph 1.1 above. In addition, each record holder of the Acquired Fund shall have the right to receive any unpaid dividends or other distributions which were declared with respect to his/her or its shares of the Acquired Fund at or before the Valuation Time.

1.5          TRANSFER TAXES. Any transfer taxes payable upon the issuance of Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

1.6          REPORTING RESPONSIBILITY. Any reporting responsibility of the Acquired Fund is and shall remain the responsibility of the Acquired Fund. The Acquiring Fund shall not assume any obligation of the Acquired Fund to file reports with the SEC, Internal Revenue Service or other regulatory or tax authority covering any reporting period ending prior to or at the Effective Time with respect to the Acquired Fund.

1.7          TERMINATION. As soon as conveniently practicable after the distribution of the Acquiring Fund Shares pursuant to paragraph 1.4 has been made, the Acquired Fund shall take, in accordance with Massachusetts law, the 1940 Act and the Fifth Third Funds Governing Documents, all such other steps as may be necessary or appropriate to effect a complete liquidation and termination of the Acquired Fund.

1.8          BOOKS AND RECORDS. Upon reasonable notice and except as previously disclosed to the Acquiring Fund in writing, copies of all books and records of the Acquired Fund, including all books and records required to be maintained under the 1940 Act, and the rules and regulations thereunder, shall be available for review by the Acquiring Fund and shall be provided to the Acquiring Fund as soon as practicable following the Valuation Time.

1.9          OTHER REORGANIZATION SPECIFIC ITEMS. In connection with the Reorganization, any minimum investment amounts or sales load applicable to initial investments in the Acquiring Fund Shares shall be waived with respect to the Acquired Fund shareholder’s initial receipt of Acquiring Fund Shares as part of the Reorganization.

ARTICLE II

VALUATION

2.1          VALUATION OF ACQUIRED FUND NET ASSETS. The value of the Acquired Fund’s Fund Assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets computed as of the Valuation Time, after the declaration and payment of any dividends and/or other distributions on that date, determined in accordance with the valuation procedures approved by the Touchstone Board or such other valuation procedures as shall be mutually agreed upon by the Parties, net of the Liabilities of the Acquired Fund assumed by the Acquiring Fund.

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2.2          VALUATION OF ACQUIRING FUND SHARES. The net asset value per share of each class of Acquiring Fund Shares shall be the net asset value per share of such class of Acquiring Fund Shares computed as of the Valuation Time, in accordance with the valuation procedures approved by the Touchstone Board or such other valuation procedures as shall be mutually agreed upon by the Parties.

2.3          SHARES TO BE ISSUED. The number of Acquiring Fund Shares to be issued (including fractional shares (to the third decimal place), if any) in connection with the Reorganization shall be determined in accordance with paragraph 1.1.

2.4          DETERMINATION OF VALUE. All computations of value shall be made by BNY Mellon Investment Servicing (U.S.) Inc. (“BNY Mellon”) on behalf of the Acquiring Fund and the Acquired Fund.

2.5          VALUATION TIME. “Valuation Time” shall mean 4:00 PM Eastern Time of the Business Day preceding the Effective Time.

ARTICLE III

CLOSING AND EFFECTIVE TIME

3.1          EFFECTIVE TIME. Subject to the terms and conditions set forth herein, the Reorganization shall occur immediately prior to the opening of business on Monday, September 10, 2012, or such other date(s) as the Parties may agree to in writing (the “Effective Time”). To the extent any Fund Assets are, for any reason, not transferred at the Effective Time, the Acquired Fund shall cause such Fund Assets to be transferred in accordance with this Agreement at the earliest practical date thereafter. The closing of the Reorganization shall be held in person, by facsimile, by e-mail or by such other communication means as may be mutually agreed by the Parties, at the Effective Time (the “Closing”).

3.2          CUSTODIAN’S CERTIFICATE. The Acquired Fund shall direct State Street Bank and Trust Company, as custodian for the Acquired Fund (the “Custodian”), to deliver at the Closing a certificate of an authorized officer stating that: (a)  the Acquired Fund’s portfolio securities, cash, and any other assets have been delivered in proper form to the Acquiring Fund on the Effective Time; and (b) all necessary taxes, including all applicable federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Acquired Fund.

3.3          EFFECT OF SUSPENSION IN TRADING. If immediately prior to the Valuation Time: (a) the New York Stock Exchange (“NYSE”) or another primary exchange on which the portfolio securities of the Acquiring Fund or the Acquired Fund are purchased or sold, shall be closed to trading or trading on such exchange shall be restricted; or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Valuation Time shall be postponed until the first Friday that is a business day after the day when trading is fully resumed and reporting is restored or such later date as may be mutually agreed in writing by an authorized officer of each Party.

3.4          TRANSFER AGENTS’ CERTIFICATE. The Acquired Fund shall direct Boston Financial Data Services, Inc., as transfer agent for the Acquired Fund as of the Effective Time, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of Acquired Fund shareholders, and the number and percentage (to three decimal places) ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver or cause, BNY Mellon, its transfer agent, to issue and deliver to an officer of the Acquired Fund Registrant a confirmation evidencing Acquiring Fund Shares to be credited on the Effective Time or provide evidence satisfactory to the Acquired Fund that the Acquiring Fund Shares have been credited to the Acquired Fund’s account on the Books and Records of the Acquiring Fund. At the Closing, each Party shall deliver to the other such bills of sale, checks, assignments, treasurer, chief financial officer, president/vice president or other officer certificates, custodian and/or transfer agent instructions and certificates, receipts and other documents, if any, as such other party or its counsel may reasonably request.

ARTICLE IV

REPRESENTATIONS AND WARRANTIES

4.1          Representations and Warranties of the Acquired Fund Registrant. The Acquired Fund Registrant, on behalf of the Acquired Fund, hereby represents and warrants to the Acquiring Fund Registrant, on behalf of the Acquiring Fund, as follows, which representations and warranties shall be true and correct on the date hereof and agrees to confirm the continuing accuracy and completeness of the following at the Effective Time:

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(a)          The Acquired Fund Registrant is a business trust duly organized, validly existing and in good standing under the Laws of the Commonwealth of Massachusetts and is duly qualified, licensed or admitted to do business and is in good standing as a foreign association under the Laws of each jurisdiction in which the nature of the business conducted by it makes such qualification, licensing or admission necessary, except in such jurisdictions where the failure to be so qualified, licensed or admitted and in good standing would not, individually or in the aggregate, have a Material Adverse Effect on its properties or assets or the properties or assets of the Acquired Fund. The Acquired Fund has full power under the Fifth Third Governing Documents to conduct its business as it is now being conducted and to own the properties and assets it now owns. The Acquired Fund has all necessary authorizations, licenses and approvals from any applicable Governmental or Regulatory Body necessary to carry on its business as such business is now being carried on except authorizations, licenses and approvals that the failure to so obtain would not have a Material Adverse Effect on the Acquired Fund.

(b)          The execution, delivery and performance of this Agreement by the Acquired Fund Registrant on behalf of the Acquired Fund and the consummation of the transactions contemplated herein have been duly and validly authorized by the Fifth Third Board, and the Fifth Third Board has approved the Reorganization and has resolved to recommend the Reorganization to the shareholders of the Acquired Fund and to call a meeting of shareholders of the Acquired Fund for the purpose of approving this Agreement and the Reorganization contemplated hereby. Other than the approval by the requisite vote of the shareholders of the outstanding shares of the Acquired Fund in accordance with the provisions of the Fifth Third Governing Documents, applicable Massachusetts Law and the 1940 Act, no other action on the part of the Acquired Fund or its shareholders is necessary to authorize the execution, delivery and performance of this Agreement by the Acquired Fund Registrant on behalf of the Acquired Fund or the consummation of the Reorganization contemplated herein. This Agreement has been duly and validly executed and delivered by the Acquired Fund Registrant on behalf of the Acquired Fund, and assuming due authorization, execution and delivery hereof by the Acquiring Fund Registrant on behalf of the Acquiring Fund, is a legal, valid and binding obligation of the Acquired Fund Registrant, as it relates to the Acquired Fund, enforceable in accordance with its terms (subject to applicable bankruptcy, insolvency, reorganization, moratorium and other Laws relating to or affecting creditors’ rights, to general equity principles and to any limitations on indemnity as may be required under federal and state securities Laws).

(c)          The authorized capital of the Acquired Fund consists of an unlimited number of shares of beneficial interest with no par value. Each share represents a fractional undivided interest in the Acquired Fund. All issued and outstanding shares of the Acquired Fund are duly authorized, validly issued, fully paid and non-assessable. There are no outstanding options, warrants or other rights of any kind to acquire from the Acquired Fund any shares of any series or equity interests of the Acquired Fund or securities convertible into or exchangeable for, or which otherwise confer on the holder thereof any right to acquire, any such additional shares, nor is the Acquired Fund committed to issue any share appreciation or similar rights or options, warrants, rights or securities in connection with any series of shares. The Acquired Fund has no share certificates outstanding.

(d)          The Acquired Fund has no subsidiaries.

(e)          Except for consents, approvals, or waivers to be received prior to the Effective Time, including shareholder approval by the Acquired Fund, and upon the effectiveness of the Registration Statement (as defined below), the execution, delivery and performance of this Agreement by the Acquired Fund Registrant on behalf of the Acquired Fund does not, and the consummation of the transactions contemplated herein will not: (i) violate or conflict with the terms, conditions or provisions of the Fifth Third Governing Documents, or of any material contract, agreement, indenture, instrument, or other undertaking to which the Acquired Fund Registrant is a party or by which the Acquired Fund Registrant or the Acquired Fund is bound, (ii) result in the acceleration of any obligation, or the imposition of any penalty, under any material agreement, indenture, instrument, contract, lease or other undertaking to which the Acquired Fund Registrant is a party or by which the Acquired Fund Registrant or the Acquired Fund is bound, (iii) result in a breach or violation by the Acquired Fund Registrant or the Acquired Fund of any terms, conditions, or provisions of any Law or Order, or (iv) require any consent or approval of, filing with or notice to, any Governmental or Regulatory Body other than such documents as are necessary to terminate the Acquired Fund as a series of a Massachusetts business trust.

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(f)             (i)         Prior to the execution of this Agreement, the Acquired Fund has delivered to the Acquiring Fund Registrant true and complete copies of the Acquired Fund’s audited statement of assets and liabilities of as of July 31, 2011, and unaudited statement of assets and liabilities as of January 31, 2012, or a later date if available prior to the date hereof, and the related audited schedules of investments, statements of income and changes in net assets and financial highlights for the periods then ended.

(ii)          Except as set forth in the notes thereto, all such financial statements were prepared in accordance with U.S. generally accepted accounting principles, consistently applied throughout the periods then ended, and fairly present the financial condition and results of operations of the Acquired Fund as of the respective dates thereof and for the respective periods covered thereby subject, in the case of the unaudited financial statements, to normal year-end audit adjustments.

(iii)          To the best of the Acquired Fund’s Knowledge, except as reflected or reserved against in the statement of assets and liabilities included in the Acquired Fund’s audited financial statements as of July 31, 2011, and unaudited financial statements as of January 31, 2012, or in the notes thereto, or as previously disclosed in writing to the Acquiring Fund Registrant, there are no liabilities against, relating to or affecting the Acquired Fund or any of its properties and assets, other than those incurred in the ordinary course of business consistent with past practice, which, individually or in the aggregate, would have a Material Adverse Effect on the Acquired Fund or its properties or assets. In particular, since January 31, 2012 to the best of the Acquired Fund’s Knowledge and except as previously disclosed in writing to the Acquiring Fund Registrant, there has not been any change in the financial condition, properties, assets, liabilities or business of the Acquired Fund that would have a Material Adverse Effect on the Acquired Fund or its properties or assets other than changes occurring in the ordinary course of business.

(g)          As of the date hereof, except as previously disclosed to the Acquiring Fund in writing, and except as have been corrected as required by applicable Law, and to the best of the Acquired Fund’s Knowledge, there have been no material miscalculations of the net asset value of the Acquired Fund during the twelve-month period preceding the date hereof which would have a Material Adverse Effect on the Acquired Fund or its properties or assets, and all such calculations have been made in accordance with the applicable provisions of the 1940 Act.

(h)          Except as previously disclosed to the Acquiring Fund Registrant in writing, the minute books and other similar records of the Acquired Fund Registrant as made available to the Acquiring Fund Registrant prior to the execution of this Agreement contain a true and complete record in all material respects of all material action taken at all meetings and by all written consents in lieu of meetings of the shareholders of the Acquired Fund, the Fifth Third Board and committees of the Fifth Third Board. The stock transfer ledgers and other similar records of the Acquired Fund as made available to the Acquiring Fund Registrant prior to the execution of this Agreement accurately reflect all record transfers prior to the execution of this Agreement in the shares of the Acquired Fund.

(i)          The Acquired Fund has maintained, or caused to be maintained on its behalf, in all material respects, all Books and Records required of a registered investment company in compliance with the requirements of Section 31 of the 1940 Act and rules and regulations thereunder.

(j)          Except as set forth in writing to the Acquiring Fund, there is no Action or Proceeding pending against the Acquired Fund Registrant or the Acquired Fund or, to the best of the Acquired Fund’s Knowledge, threatened against, relating to or affecting, the Acquired Fund Registrant or the Acquired Fund.

(k)          No agent, broker, finder or investment or commercial banker, or other Person or firm engaged by or acting on behalf of the Acquired Fund Registrant or the Acquired Fund in connection with the negotiation, execution or performance of this Agreement or any other agreement contemplated hereby, or the consummation of the transactions contemplated hereby, is or will be entitled to any broker’s or finder’s or similar fees or other commissions as a result of the consummation of such transactions.

(l)          The Acquired Fund Registrant is registered with the SEC as an open-end management investment company under the 1940 Act, and such registration is in full force and effect, and the Acquired Fund is a separate series of the Acquired Fund Registrant duly designated in accordance with the applicable

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provisions of the Fifth Third Governing Documents and in compliance in all material respects with the 1940 Act and its rules and regulations.

(m)         All federal and other tax returns and reports of the Acquired Fund required by Law to have been filed (giving effect to any extensions) have been timely filed and are or were true, correct and complete in all material respects as of the time of their filing, and all taxes of the Acquired Fund which are due and payable (whether or not shown on any tax records) shall have been timely paid in full or provision has been made for payment thereof. The Acquired Fund is not liable for taxes of any person other than itself and is not a party to or otherwise bound by any tax sharing, allocation, assumption or indemnification agreement or arrangement. All of the Acquired Fund’s tax liabilities have been adequately provided for on its Books and Records in respect of all periods ending on or before the date of such Books and Records. The Acquired Fund has not had any tax deficiency or liability asserted against it that has not been previously disclosed in writing to the Acquiring Fund or question with respect thereto raised, and no dispute, audit, investigation, proceeding or claim concerning any tax liabilities of the Acquired Fund has been raised by the Internal Revenue Service or by any other governmental authority in writing, and to the Acquired Fund’s Knowledge, no such dispute, audit, investigation, proceeding or claim is pending, being conducted or claimed.

(n)          The Acquired Fund has elected to be, and has met the requirements of Subchapter M of the Code for qualification and treatment as, a “regulated investment company” within the meaning of Sections 851 et seq. of the Code in respect of each taxable year since the commencement of operations, and shall continue to meet such requirements at all times through the Effective Time, treating the Effective Time as the close of its tax year if the year does not otherwise close on such date. The Acquired Fund has not at any time since its inception been liable for and is not now liable for any material income or excise tax pursuant to Section 852 or 4982 of the Code. The Acquired Fund has no other material tax liability (foreign, state, or local), except as accrued on the Acquired Fund’s Books and Records. The Acquired Fund has no earnings and profits accumulated with respect to any taxable year in which the provisions of Subchapter M of the Code did not apply.

(o)          The Acquired Fund is not under the jurisdiction of a court in a “Title 11 or similar case” (within the meaning of Section 368(a)(3)(A) of the Code).

(p)          Except as otherwise disclosed in writing to the Acquiring Fund, the Acquired Fund is in compliance in all material respects with the Code and applicable regulations promulgated under the Code pertaining to the reporting of dividends and other distributions on and redemptions of its shares and has withheld in respect of dividends and other distributions and redemption proceeds and paid to the proper taxing authority all taxes required to be withheld, and is not liable for any penalties which could be imposed thereunder.

(q)          The Acquired Fund has not granted any waiver, extension or comparable consent regarding the application of the statute of limitations with respect to any taxes or tax return that is outstanding, nor has any request for such waiver or consent been made.

(r)          The Acquired Fund does not own any “converted property” (as that term is defined in Treasury Regulation Section 1.337(d)-7(a)(1)) that is subject to the rules of Section 1374 of the Code as a consequence of the application of Section 337(d)(1) of the Code and Treasury Regulations thereunder.

(s)          Except as otherwise disclosed to the Acquiring Fund, the Acquired Fund has not previously been a party to a reorganization under Section 368(a) of the Code.

(t)           The Acquired Fund has not received written notification from any tax authority that asserts a position contrary to any of the above representations in (m) through (s).

(u)          All issued and outstanding shares of the Acquired Fund have been offered and sold by the Acquired Fund in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities Laws, and are registered under the 1933 Act and under the Laws of all jurisdictions in which registration is or was required, except as may have been previously disclosed to the Acquiring Fund in writing. Such registrations are, in all material respects, complete, current and have been continuously effective, and all fees required to be paid have been paid. The Acquired Fund is not subject to any “stop order” and is, and was, fully qualified to sell its shares in each jurisdiction in which such shares are being, or were, registered and sold.

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(v)          The current prospectus and statement of additional information of the Acquired Fund, including any amendments and supplements thereto, and each prospectus and statement of additional information of the Acquired Fund used at all times during the past three years prior to the date of this Agreement conform, or conformed at the time of its or their use, in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the applicable rules and regulations of the SEC thereunder, and do not, or did not, as of their dates of distribution to the public, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading. The Acquired Fund currently complies in all material respects with all investment objectives, policies, guidelines and restrictions and any compliance procedures established by the Acquired Fund.

(w)          The combined proxy statement and prospectus and statement of additional information (collectively, the “Proxy Statement/Prospectus”) to be included in the Acquiring Fund Registrant’s registration statement on Form N-14 (the “Registration Statement”) and filed in connection with this Agreement, and the documents incorporated therein by reference and any amendment or supplement thereto insofar as they relate to the Acquired Fund Registrant or the Acquired Fund, each comply or will comply in all material respects with the applicable requirements of the 1933 Act, 1934 Act and the 1940 Act and the applicable rules and regulations of the SEC thereunder on the effective date of such Registration Statement. Each of the Proxy Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto, insofar as it relates to the Acquired Fund Registrant or the Acquired Fund, does not contain any untrue statement of a material fact or omit to state a material fact necessary in order to make the statements therein, in light of the circumstances under which they were made, not materially misleading on the effective date of such Registration Statement.

(x)          Except as previously disclosed in writing to the Acquiring Fund Registrant, at the Effective Time, the Acquired Fund will have good and marketable title to the Fund Assets and full right, power, and authority to sell, assign, transfer and, upon delivery and payment for the Fund Assets, deliver such Fund Assets, free and clear of all liens, mortgages, pledges, encumbrances, charges, claims and equities, and subject to no restrictions on the subsequent transfer thereof (other than any Fund Assets consisting of restricted securities) or as otherwise disclosed in writing to the Acquiring Fund Registrant at least fifteen Business Days prior to the Effective Time, provided that the Acquiring Fund will acquire Fund Assets that are segregated or pledged as collateral for the Acquired Fund’s short sale and derivative positions (if any), including without limitation, as collateral for swap positions and as margin for futures positions, subject to such segregation and liens that apply to such Fund Assets.

(y)          The Acquired Fund Registrant has adopted and implemented written policies and procedures in accordance with Rule 38a-1 under the 1940 Act.

(z)          Except as disclosed in writing to the Acquiring Fund, to the best of the Acquired Fund’s Knowledge, no events have occurred and no issues, conditions or facts have arisen which either individually or in the aggregate have had a Material Adverse Effect on the Acquired Fund or its properties or assets other than changes occurring in the ordinary course of business.

4.2          Representations and Warranties of the Acquiring Fund Registrant. The Acquiring Fund Registrant, on behalf of the Acquiring Fund, hereby represents and warrants to the Acquired Fund Registrant, on behalf of the Acquired Fund, as follows, which representations and warranties shall be true and correct on the date hereof and agrees to confirm the continuing accuracy and completeness of the following at the Effective Time:

(a)          The Acquiring Fund Registrant is a business trust duly organized, validly existing and in good standing under the Laws of the Commonwealth of Massachusetts and is duly qualified, licensed or admitted to do business and is in good standing as a foreign association under the Laws of each jurisdiction in which the nature of the business conducted by it makes such qualification, licensing or admission necessary, except in such jurisdictions where the failure to be so qualified, licensed or admitted and in good standing would not, individually or in the aggregate, have a Material Adverse Effect on its properties or assets or the properties or assets of the Acquiring Fund. The Acquiring Fund has full power under the Touchstone Governing Documents to conduct its business as it is now being conducted and to own properties and assets for itself. The Acquiring Fund will prior to the Effective Time have all necessary authorizations, licenses and approvals from any applicable Governmental or Regulatory Body necessary to carry on its business.

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(b)          The execution, delivery and performance of this Agreement by the Acquiring Fund Registrant on behalf of the Acquiring Fund and the consummation of the transactions contemplated herein have been duly and validly authorized by the Touchstone Board, and the Touchstone Board has approved the Reorganization. No action on the part of the shareholders of the Acquiring Fund is necessary to authorize the execution, delivery and performance of this Agreement by the Acquiring Fund Registrant on behalf of the Acquiring Fund or the consummation of the Reorganization contemplated herein. This Agreement has been duly and validly executed and delivered by the Acquiring Fund Registrant on behalf of the Acquiring Fund, and assuming due authorization, execution and delivery hereof by the Acquired Fund Registrant on behalf of the Acquired Fund, is a legal, valid and binding obligation of the Acquiring Fund Registrant, as it relates to the Acquiring Fund, enforceable in accordance with its terms (subject to applicable bankruptcy, insolvency, reorganization, moratorium and other Laws relating to or affecting creditors’ rights, to general equity principles and to any limitations on indemnity as may be required under federal and state securities Laws).

(c)          The authorized capital of the Acquiring Fund consists of an unlimited number of shares of beneficial interest with no par value. As of the Valuation Time, the outstanding shares of beneficial interest of the Acquiring Fund will consist solely of shares having the characteristics described in the Acquiring Fund’s prospectus effective at such time. There are no outstanding options, warrants or other rights of any kind to acquire from the Acquiring Fund any shares of any series or equity interests of the Acquiring Fund or securities convertible into or exchangeable for, or which otherwise confer on the holder thereof any right to acquire, any such additional shares, nor is the Acquiring Fund committed to issue any share appreciation or similar rights or options, warrants, rights or securities in connection with any series of shares.

(d)          Except for consents, approvals, or waivers to be received prior to the Effective Time, including shareholder approval by the Acquired Fund, and upon the effectiveness of the Registration Statement, the execution, delivery and performance of this Agreement by the Acquiring Fund Registrant on behalf of the Acquiring Fund does not, and the consummation of the transactions contemplated herein will not: (i) violate or conflict with the terms, conditions or provisions of the Touchstone Governing Documents, or of any material contract, agreement, indenture, instrument, or other undertaking to which the Acquiring Fund Registrant is a party or by which the Acquiring Fund Registrant or the Acquiring Fund is bound, (ii) result in the acceleration of any obligation, or the imposition of any penalty, under any material agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund Registrant is a party or by which the Acquiring Fund Registrant or the Acquiring Fund is bound, (iii) result in a breach or violation by the Acquiring Fund Registrant or the Acquiring Fund of any terms, conditions, or provisions of any Law or Order, or (iv) require any consent or approval of, filing with or notice to, any Governmental or Regulatory Body.

(e)          Except as set forth in writing to the Acquired Fund, there is no Action or Proceeding pending against the Acquiring Fund Registrant or the Acquiring Fund or, to the best of the Acquiring Fund Registrant’s Knowledge, threatened against, relating to or affecting, the Acquiring Fund Registrant or the Acquiring Fund.

(f)          No agent, broker, finder or investment or commercial banker, or other Person or firm engaged by or acting on behalf of the Acquiring Fund Registrant or the Acquiring Fund in connection with the negotiation, execution or performance of this Agreement or any other agreement contemplated hereby, or the consummation of the transactions contemplated hereby, is or will be entitled to any broker’s or finder’s or similar fees or other commissions as a result of the consummation of such transactions.

(g)          The Acquiring Fund Registrant is registered with the SEC as an open-end management investment company under the 1940 Act, and such registration is in full force and effect, and the Acquiring Fund is a separate series of the Acquiring Fund Registrant duly designated in accordance with the applicable provisions of the Touchstone Governing Documents and in compliance in all material respects with the 1940 Act and its rules and regulations.

(h)          The Acquiring Fund will not have had any assets (other than assets required to meet the requirements of Section 14(a) of the 1940 Act or other seed capital) or operations at any time prior to the Effective Time.

(i)          The Acquiring Fund was established in order to effect the transactions described in this Agreement, and, prior to the Effective Time, shall not have carried on any business activity (other than such activities as are customary to the organization of a new series prior to its commencement of investment

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operations). It has not yet filed its first federal income tax return and, thus, has not yet elected to be treated as a “regulated investment company” for federal income tax purposes. However, upon filing its first federal income tax return at the completion of its first taxable year, the Acquiring Fund shall elect to be taxed as a “regulated investment company” under Subchapter M of the Code and until such time shall take all steps necessary to ensure that it qualifies for taxation as a “regulated investment company” under Sections 851 and 852 of the Code for its taxable year that includes the Effective Time. The Acquiring Fund intends to continue to qualify for such treatment for its subsequent taxable years. The Acquiring Fund is and will at the Effective Time be treated as a separate corporation under Section 851(g) of the Code.

(j)          The Acquiring Fund Shares to be issued and delivered to the Acquired Fund for the account of the Acquired Fund (and to be distributed immediately thereafter to its shareholders) pursuant to the terms of this Agreement will have been duly authorized at the Effective Time and, when so issued and delivered, will be registered under the 1933 Act, duly and validly issued, fully paid and non-assessable and no shareholder of the Acquiring Fund shall have any statutory or contractual preemptive right of subscription or purchase in respect thereof.

(k)          As of the Valuation Time, the Acquiring Fund’s prospectus and statement of additional information will conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the applicable rules and regulations of the SEC thereunder and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

(l)          The Proxy Statement/Prospectus to be included in the Registration Statement and filed in connection with this Agreement, and the documents incorporated therein by reference and any amendment or supplement thereto (i) each comply or will comply in all material respects with the applicable requirements of the 1933 Act, 1934 Act and the 1940 Act and the applicable rules and regulations of the SEC thereunder on the effective date of such Registration Statement, and (ii) each does not contain any untrue statement of a material fact or omit to state a material fact necessary in order to make the statements therein, in light of the circumstances under which they were made, not materially misleading on the effective date of such Registration Statement; provided, however, that the Acquiring Fund Registrant makes no representations or warranties as to the information contained in the Proxy Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto in reliance upon and in conformity with information relating to the Acquired Fund Registrant or the Acquired Fund and furnished by the Acquired Fund to the Acquiring Fund Registrant specifically for use in connection with the Proxy Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto.

(m)          The Acquiring Fund Registrant has adopted and implemented written policies and procedures in accordance with Rule 38a-1 under the 1940 Act.

(n)          The Acquiring Fund has maintained, or caused to be maintained on its behalf, in all material respects, all Books and Records required of a registered investment company in compliance with the requirements of Section 31 of the 1940 Act and rules and regulations thereunder.

(o)          Except as disclosed in writing to the Acquired Fund, to the best of the Acquiring Fund’s Knowledge, no events have occurred and no issues, conditions or facts have arisen which either individually or in the aggregate have had a Material Adverse Effect on the Acquiring Fund other than changes occurring in the ordinary course of business.

(p)          Neither the Acquiring Fund Registrant nor the Acquiring Fund is under the jurisdiction of a court in a “Title 11 or similar case” (within the meaning of Section 368(a)(3)(A) of the Code).

(q)          The Acquiring Fund has no unamortized or unpaid organizational fees or expenses for which it does not expect to be reimbursed by Touchstone Advisors or its Affiliates.

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ARTICLE V

COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

5.1           OPERATION IN ORDINARY COURSE. The Acquiring Fund and the Acquired Fund will each operate its respective business in the ordinary course between the date of this Agreement and the Effective Time. With respect to the Acquired Fund, it is understood that such ordinary course of business will include (a) customary dividends; (b) shareholder purchases and redemptions and (c) seeking to cause the continued good faith performance by the investment adviser, sub-adviser(s), administrator, distributor and other service providers of their respective responsibilities in accordance with their agreements with the Acquired Fund or the Acquiring Fund, as applicable, and applicable Law. It is understood that such ordinary course of business with respect to the Acquiring Fund shall be limited to such actions as are customary to the organization of a new series prior to its commencement of investment operations. No Party shall take any action that would, or would reasonably be expected to, result in any of its representations and warranties set forth in this Agreement being or becoming untrue in any material respect.

5.2          APPROVAL OF SHAREHOLDERS. The Acquired Fund Registrant will call a special meeting of the Acquired Fund shareholders to consider and act upon this Agreement and to take all other appropriate action necessary to obtain approval of the transactions contemplated herein.

5.3          INVESTMENT REPRESENTATION. The Acquired Fund covenants that the Acquiring Fund Shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution, other than in connection with the Reorganization and in accordance with the terms of this Agreement.

5.4          ADDITIONAL INFORMATION. The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund’s shares.

5.5          FURTHER ACTION. Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Effective Time.

5.6          FINANCIAL STATEMENTS. At the Closing, the Acquired Fund will deliver to the Acquiring Fund an unaudited statement of assets and liabilities of the Acquired Fund, together with a schedule of portfolio investments as of and for the interim period ending at the Valuation Time. These financial statements will present fairly in all material respects the financial position and portfolio investments of the Acquired Fund as of the Valuation Time in conformity with U.S. generally accepted accounting principles applied on a consistent basis, and there will be no material contingent liabilities of the Acquired Fund not disclosed in said financial statements. These financial statements shall be certified by the Treasurer of the Acquired Fund Registrant as, to the best of his or her Knowledge, complying with the requirements of the preceding sentence. The Acquired Fund also will deliver to the Acquiring Fund at the Effective Time (i) the detailed tax-basis accounting records for each security or other investment to be transferred to the Acquiring Fund hereunder, which shall be prepared in accordance with the requirements for specific identification tax-lot accounting and clearly reflect the basis used for determination of gain and loss realized on the partial sale of any security to be transferred to the Acquiring Fund and (ii) a statement of earnings and profits of the Acquired Fund for federal income tax purposes that shall be carried over by the Acquired Fund as a result of Code Section 381 and which shall be certified by the Treasurer of the Acquired Fund Registrant.

5.7          PROXY STATEMENT/ PROSPECTUS AND REGISTRATION STATEMENT. The Parties will cooperate with each other in the preparation of the Proxy Statement/Prospectus and Registration Statement and cause the Registration Statement to be filed with the SEC in a form satisfactory to the Parties and their respective counsel as promptly as practicable. Upon effectiveness of the Registration Statement, the Acquired Fund will cause the Proxy Statement/Prospectus to be delivered to shareholders of the Acquired Fund entitled to vote on this Agreement and the transactions contemplated herein in accordance with the Fifth Third Governing Documents. Each Party will provide the materials and information necessary to prepare the Registration Statement, for inclusion therein, in connection with the shareholder meeting of the Acquired Fund to consider the approval of this Agreement and the transactions contemplated herein. If, at any time prior to the Effective Time, a Party becomes aware of any untrue statement of material fact or omission to state a material fact required to be stated therein or necessary to make the statements made not misleading in light of the circumstances under which they were made, the Party discovering the item shall notify the other Parties and the Parties shall cooperate in promptly preparing, filing and clearing with the SEC and, if appropriate, distributing to shareholders appropriate disclosure with respect to the item.

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5.8          PRE-CLOSING DIVIDEND. On or before the Effective Time, the Acquired Fund shall have declared and paid to its shareholders of record a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing all of the Acquired Fund’s investment company taxable income (computed without regard to any deduction for dividends paid), if any, plus the excess, if any, of its interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for all taxable years ending on or before the Effective Time, and all of its net capital gains realized (after reduction for any capital loss carry forward), if any, in all taxable years ending on or before the Effective Time.

5.9          TAX-FREE REORGANIZATION. It is the intention of the parties that the transaction contemplated by this Agreement with respect to the Acquired Fund and the Acquiring Fund will qualify as a reorganization within the meaning of Section 368(a) of the Code. None of the Parties to this Agreement shall take any action or cause any action to be taken, including, without limitation, the filing of any tax return, that is inconsistent with such treatment or that results in the failure of the transaction to qualify as a reorganization within the meaning of Section 368(a) of the Code.

5.10          INFORMATION. The Parties will furnish to each other, and each other’s accountants, legal counsel and other representatives, as appropriate, throughout the period prior to the Effective Time, all such documents and other information concerning the Acquired Fund and the Acquiring Fund, respectively, and their business and properties as may reasonably be requested by the other Party. Such cooperation shall include providing copies of reasonably requested documents and other information. Each Party shall make its officers available on a mutually convenient basis to provide an explanation of any documents or information provided hereunder to the extent that such Party’s officers are familiar with such documents or information.

5.11          NOTICE OF MATERIAL CHANGES. Each Party will notify the other Parties of any event causing a Material Adverse Effect to such Party as soon as practicable following such Party’s Knowledge of any event causing such a Material Adverse Effect.

5.12          OTHER NECESSARY ACTION. The Parties will each take all necessary action and use their reasonable best efforts to complete all filings, obtain all governmental and other consents and approvals and satisfy any other provision required for consummation of the transactions contemplated by this Agreement.

5.13          ISSUED SHARES. The Acquiring Fund Shares to be issued and delivered to the Acquired Fund for the account of the Acquired Fund (and to be distributed immediately thereafter to its shareholders) pursuant to this Agreement, will have been duly authorized at the Effective Time. Said shares when issued and delivered will be registered under the 1933 Act, will be duly and validly issued, fully paid and non-assessable. No shareholder of the Acquiring Fund shall have any statutory or contractual preemptive right of subscription or purchase in respect thereof.

5.14           FINAL TAX RETURNS AND FORMS 1099 OF ACQUIRED FUND. After the Effective Time, except as otherwise agreed to in writing by the Parties, the Acquired Fund shall or shall cause its agents to prepare any federal, state or local returns, including any Forms 1099, required to be filed by the Acquired Fund with respect to the taxable year ending on or prior to the Effective Time and for any prior periods or taxable years and shall further cause such tax returns and Forms 1099 to be duly filed with the appropriate taxing authorities.

5.15          COMPLIANCE WITH SECTION 15(f). The Acquiring Fund Registrant agrees that, for the minimum time periods specified in Section 15(f) of the 1940 Act it shall take (or refrain from taking, as the case may be) such actions as are necessary to ensure that: (a) at least seventy-five percent (75%) of the trustees of the Acquiring Fund Registrant shall not be “interested persons” (as that term is defined in the 1940 Act) of the Acquiring Fund’s investment adviser or the Acquired Fund’s investment adviser; (b) no “unfair burden” (as that term is defined in Section 15(f)(2)(B) of the 1940 Act) shall be imposed on the Acquired Fund; and (c) each vacancy among the trustees of the Acquiring Fund Registrant which must be filled by a person who is neither an interested person of the Acquiring Fund’s investment adviser nor of the Acquired Fund’s investment adviser so as to comply with Section 15(f) of the 1940 Act, as if such Section were applicable, shall be filled in the manner specified by Section 16(b) of the 1940 Act. The Acquiring Fund Registrant may elect, in lieu of the covenants set forth in the preceding sentence, to apply for and obtain an exemptive order under Section 6(c) of the 1940 Act from the provisions of Section 15(f)(1)(A) of the 1940 Act, in form and substance reasonably acceptable to FTAM.

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ARTICLE VI

CONDITIONS PRECEDENT

6.1          Conditions Precedent to Obligations of the Acquired Fund Registrant. The obligations of the Acquired Fund Registrant, on behalf of the Acquired Fund, to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund Registrant and the Acquiring Fund of all of their obligations to be performed by them pursuant to this Agreement on or before the Effective Time, and, in addition thereto, subject to the following further conditions unless waived by the Acquired Fund Registrant in writing:

(a)   All representations and warranties of the Acquiring Fund Registrant, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Effective Time with the same force and effect as if made at and as of the Effective Time; provided that the Acquiring Fund and the Acquiring Fund Registrant shall be given a period of ten Business Days from the date on which any such representation or warranty shall not be true and correct in all material respects to cure such condition.

(b)   The Acquiring Fund shall have furnished to the Acquired Fund the opinion of Pepper Hamilton LLP dated as of the Effective Time, substantially to the effect that:

(i)           the Acquiring Fund Registrant is a business trust, validly existing under the laws of the Commonwealth of Massachusetts, and, to such counsel’s knowledge, has power under the Touchstone Governing Documents to conduct its business and own its assets as described in its currently effective registration statement on Form N-1A;

(ii)           the Acquiring Fund Registrant is registered with the SEC under the 1940 Act as an open-end management investment company and, to such counsel’s knowledge, its registration with the SEC is in full force and effect;

(iii)          the Acquiring Fund Shares to be issued and delivered by the Acquiring Fund Registrant pursuant to this Agreement have been duly authorized for issuance and, when issued and delivered as provided herein, will be validly issued, fully paid and non-assessable under the laws of the Commonwealth of Massachusetts and no preemptive rights of shareholders exist with respect to any such shares or the issue or delivery thereof;

(iv)          except as disclosed in writing to the Acquired Fund, such counsel knows of no material legal proceedings pending against the Acquiring Fund Registrant;

(v)           the execution and delivery of this Agreement has been duly authorized by all requisite trust action; this Agreement has been duly executed and delivered by the Acquiring Fund Registrant on behalf of the Acquiring Fund, and, assuming due authorization, execution and delivery by the Acquired Fund Registrant on behalf of the Acquired Fund, constitutes a valid and legally binding obligation of the Acquiring Fund Registrant, on behalf of the Acquiring Fund, enforceable against the Acquiring Fund Registrant in accordance with its terms;

(vi)          the Registration Statement has become effective under the 1933 Act and, to the knowledge of such counsel, no stop order suspending the effectiveness of the Registration Statement has been issued under the 1933 Act and no proceedings for that purpose have been instituted or threatened by the SEC;

(vii)          the execution and delivery of this Agreement by the Acquiring Fund Registrant did not and the consummation of the transactions herein contemplated by the Acquiring Fund Registrant will not result in a material breach of the terms or provisions of, or constitute a material default under the Touchstone Governing Documents;

(viii)         the execution and delivery of this Agreement did not and the consummation of the transactions herein contemplated will not result in a material violation by the Acquiring Fund Registrant or the Acquiring Fund of any provisions of any statutory federal securities Law or the statutory laws of the Commonwealth of Massachusetts as they relate to voluntary associations commonly referred to as “Massachusetts business trusts;” and

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(ix)           to the knowledge of such counsel, no consent, approval, authorization, or other action by or filing with any Governmental or Regulatory Body is required to be made on the part of the Acquiring Fund Registrant in connection with the consummation of the transactions herein contemplated, except such as have been obtained or made under the 1933 Act, 1934 Act and the 1940 Act and the applicable rules and regulations of the SEC thereunder and the laws of the Commonwealth of Massachusetts.

Such opinion shall be subject to such qualifications or limitations as are customary with respect to the subject matter thereof. In rendering such opinion, Pepper Hamilton LLP may rely upon certificates of officers of the Acquiring Fund Registrant and of public officials as to matters of fact.

(c)   The Acquiring Fund shall have furnished to the Acquired Fund a certificate of the Acquiring Fund, signed by the President or Vice President and Treasurer of the Acquiring Fund Registrant, dated as of the Effective Time, to the effect that they have examined the Proxy Statement/Prospectus and the Registration Statement (and any supplement thereto) and this Agreement and that:

(i) to the best of their Knowledge, the representations and warranties of the Acquiring Fund Registrant in this Agreement are true and correct in all material respects on and as of the Effective Time and the Acquiring Fund Registrant has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to the Effective Time; and

(ii) no stop order suspending the effectiveness of the Registration Statement has been issued and no proceedings for that purpose are pending or, to such officers’ Knowledge, threatened in writing.

(d)   An officer of the Acquired Fund Registrant shall have received the confirmation from the Acquiring Fund or BNY Mellon required under paragraph 3.4 of this Agreement.

(e)   The Acquiring Fund shall have duly executed and delivered to the Acquired Fund such assumptions of Liabilities and other instruments as the Acquired Fund may reasonably deem necessary or desirable to evidence the transactions contemplated by this Agreement, including the assumption of the Liabilities of the Acquired Fund by the Acquiring Fund.

(f)    The Acquiring Fund Registrant, on behalf of the Acquiring Fund, shall have entered into an expense limitation agreement with Touchstone Advisors consistent with the form of expense limitation agreement filed with the Registration Statement and in the amounts and duration as disclosed in the Registration Statement.

6.2          Conditions Precedent to Obligations of the Acquiring Fund Registrant. The obligations of the Acquiring Fund Registrant, on behalf of the Acquiring Fund, to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund Registrant and the Acquired Fund of all of their obligations to be performed by them pursuant to this Agreement on or before the Effective Time, and, in addition thereto, subject to the following further conditions unless waived by the Acquiring Fund Registrant in writing:

(a)            All representations and warranties of the Acquired Fund Registrant, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Effective Time with the same force and effect as if made at and as of the Effective Time; provided that the Acquired Fund and the Acquired Fund Registrant shall be given a period of ten Business Days from the date on which any such representation or warranty shall not be true and correct in all material respects to cure such condition.

(b)            The Acquired Fund shall have furnished to the Acquiring Fund the opinion of Vedder Price P.C. dated as of the Effective Time, substantially to the effect that:

(i)            the Acquired Fund Registrant is a business trust, validly existing under the laws of the Commonwealth of Massachusetts, and, to such counsel’s knowledge, has power under the Fifth Third Governing Documents to conduct its business and own its assets as described in its currently effective registration statement on Form N-1A;

(ii)           the Acquired Fund Registrant is registered with the SEC under the 1940 Act as an open-end management investment company and, to such counsel’s knowledge, its registration with the SEC is in full force and effect;

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(iii)          except as disclosed in writing to the Acquiring Fund, such counsel knows of no material legal proceedings pending against the Acquired Fund Registrant;

(iv)          the execution and delivery of this Agreement has been duly authorized by all requisite trust action; this Agreement has been duly executed and delivered by the Acquired Fund Registrant on behalf of the Acquired Fund and, assuming due authorization, execution and delivery by the Acquiring Fund Registrant on behalf of the Acquiring Fund, constitutes a valid and legally binding obligation of the Acquired Fund Registrant, on behalf of the Acquired Fund, enforceable against the Acquired Fund Registrant in accordance with its terms;

(v)           the execution and delivery of this Agreement by the Acquired Fund Registrant did not and the consummation of the transactions herein contemplated by the Acquired Fund Registrant will not result in a material breach of the terms or provisions of, or constitute a material default under, the Fifth Third Governing Documents (assuming that approval of shareholders of the Acquired Fund has been obtained);

(vi)          the execution and delivery of this Agreement did not and the consummation of the transactions herein contemplated will not result in a material violation by the Acquired Fund Registrant or the Acquired Fund of any provisions of any statutory federal securities Law or the statutory laws of the Commonwealth of Massachusetts as they relate to voluntary associations commonly referred to as “Massachusetts business trusts;” and

(vii)         to the knowledge of such counsel, no consent, approval, authorization, or other action by or filing with any Governmental or Regulatory Body is required to be made on the part of the Acquired Fund Registrant in connection with the consummation of the transactions herein contemplated, except such as have been obtained or made under the 1933 Act, 1934 Act and the 1940 Act and the applicable rules and regulations of the SEC thereunder and the laws of the Commonwealth of Massachusetts and such authorizations and filings as are necessary to terminate the Acquired Fund as a series of a Massachusetts business trust.

          Such opinion shall be subject to such qualifications or limitations as are customary with respect to the subject matter thereof. In rendering such opinion, Vedder Price P.C. may rely upon certificates of officers of the Acquired Fund Registrant and of public officials as to matters of fact.

(c)            The Acquired Fund shall have furnished to the Acquiring Fund the unaudited financial statements required by paragraph 5.6.

(d)            The Acquired Fund shall have furnished to the Acquiring Fund a certificate of the Acquired Fund, signed by the President or Vice President and Treasurer of the Acquired Fund Registrant, dated as of the Effective Time, to the effect that they have examined the Proxy Statement/Prospectus, the Registration Statement (and any supplement thereto) and this Agreement and that:

(i)          to the best of their Knowledge, the representations and warranties of the Acquired Fund Registrant in this Agreement are true and correct in all material respects on and as of the Effective Time and the Acquired Fund Registrant has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to the Effective Time; and

(ii)          since the date of the most recent financial statements of the Acquired Fund included in the Proxy Statement/Prospectus (or any supplement thereto), there has been no Material Adverse Effect on the business of the Acquired Fund (other than changes in the ordinary course of business, including, without limitation, dividends and other distributions in the ordinary course and changes in net asset value per share), except as set forth in or contemplated in the Proxy Statement/Prospectus (or any supplement thereto).

(e)            The Acquired Fund shall have duly executed and delivered to the Acquiring Fund Registrant such bills of sale, assignments, certificates and other instruments of transfer, including transfer instructions to the Acquired Fund’s custodian and instructions to the Acquiring Fund Registrant’s transfer agent (“Transfer Documents”) as the Acquiring Fund Registrant may reasonably deem necessary or desirable to evidence the transfer to the Acquiring Fund of all of the right, title and interest of the Acquired Fund in and to the respective Fund Assets of the Acquired Fund. In each case, the Fund Assets of the Acquired Fund shall be accompanied by all necessary state stock transfer stamps or cash for the appropriate purchase price therefor.

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(f)            The Acquiring Fund shall have received: (i) a certificate of an authorized signatory of Acquired Fund Custodian, as custodian for the Acquired Fund, stating that the Fund Assets of the Acquired Fund have been delivered to the Acquiring Fund; (ii) a certificate of an authorized signatory of Brown Brothers Harriman & Co., as custodian for the Acquiring Fund, stating that the Fund Assets of the Acquired Fund have been received; and (iii) a certificate of an authorized signatory of the Acquired Fund confirming that the Acquired Fund has delivered its records containing the names and addresses of the record holders of the Acquired Fund shares and the number and percentage (to three decimal places) of ownership of the Acquired Fund shares owned by each such holder as of the close of business at the Valuation Time.

(g)            At the Valuation Time and Effective Time, except as previously disclosed to the Acquiring Fund in writing, and except as have been corrected as required by applicable Law, there shall have been no material miscalculations of the net asset value of the Acquired Fund during the twelve-month period preceding the Valuation Time and Effective Time, and all such calculations shall have been made in accordance with the applicable provisions of the 1940 Act. At the Valuation Time and Effective Time, all Liabilities chargeable to the Acquired Fund which are required to be reflected in the net asset value per share of a share class of the Acquired Fund in accordance with applicable Law will be reflected in the net asset value per share of the Acquired Fund.

(h)            The Acquired Fund’s agreements with each of its service contractors shall have terminated at the Effective Time, and each Party has received assurance that no claims for damages (liquidated or otherwise) will arise as a result of such termination.

ARTICLE VII

FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE
ACQUIRING FUND AND ACQUIRED FUND

If any of the conditions set forth below do not exist on or before the Effective Time with respect to the Acquired Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

7.1          This Agreement and the transactions contemplated herein, with respect to the Acquired Fund, shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with applicable law and the provisions of the Fifth Third Governing Documents. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 7.1.

7.2          At the Effective Time, the SEC shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act. Furthermore, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with this Agreement or the transactions contemplated herein.

7.3          All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the SEC and of state securities authorities, including any necessary “no-action” positions and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a Material Adverse Effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may waive any such conditions for itself.

7.4          The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued. To the best knowledge of the parties to this Agreement, no investigation or proceeding relating to the Registration Statement shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

7.5          Each of the Acquiring Fund and the Acquired Fund shall have received a favorable opinion of Pepper Hamilton LLP substantially to the effect that, for federal income tax purposes:

(i)          The acquisition by the Acquiring Fund of all of the assets of the Acquired Fund solely in exchange for the Acquiring Fund’s assumption of the Liabilities of the Acquired Fund and issuance of the Acquiring Fund Shares, followed by the distribution of such Acquiring Fund Shares by the Acquired Fund in complete liquidation to the Acquired Fund shareholders in

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exchange for their Acquired Fund shares, all as provided in this Agreement, will constitute a reorganization within the meaning of Section 368(a) of the Code, and the Acquired Fund and the Acquiring Fund each will be “a party to a reorganization” within the meaning of Section 368(b) of the Code;

(ii)           Under Code Section 361, no gain or loss will be recognized by the Acquired Fund (i) upon the transfer of its assets to the Acquiring Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the Liabilities of the Acquired Fund or (ii) upon the distribution of the Acquiring Fund Shares by the Acquired Fund to the Acquired Fund shareholders in complete liquidation, as contemplated in this Agreement;

(iii)          Under Code Section 1032, no gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund solely in exchange for the assumption of the Liabilities of the Acquired Fund and issuance of the Acquiring Fund Shares as contemplated in this Agreement;

(iv)          Under Code Section 362(b), the tax basis of the assets of the Acquired Fund received by the Acquiring Fund will be the same as the tax basis of such assets in the hands of the Acquired Fund immediately prior to the Reorganization;

(v)           Under Code Section 1223(2), the holding periods of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the periods during which such assets were held by the Acquired Fund;

(vi)          Under Code Section 354, no gain or loss will be recognized by the Acquired Fund shareholders upon the exchange of all of their Acquired Fund shares solely for the Acquiring Fund Shares in the Reorganization;

(vii)         Under Code Section 358, the aggregate tax basis of the Acquiring Fund Shares to be received by each Acquired Fund shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Acquired Fund shares exchanged therefor;

(viii)        Under Code Section 1223(1), an Acquired Fund shareholder’s holding period for the Acquiring Fund Shares to be received will include the period during which the Acquired Fund shares exchanged therefor were held by such shareholder, provided that the Acquired Fund shareholder held the Acquired Fund shares as a capital asset at the time of the Reorganization.

No opinion will be expressed as to (1) the effect of the Reorganization on (A) the Acquired Fund or the Acquiring Fund with respect to any asset as to which any unrealized gain or loss is required to be recognized for U.S. federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting and (B) any Acquired Fund shareholder or Acquiring Fund shareholder that is required to recognize unrealized gains and losses for U.S. federal income tax purposes under a mark-to-market system of accounting, or (C) the Acquired Fund or the Acquiring Fund with respect to any stock held in a passive foreign investment company as defined in Section 1297(a) of the Code or (2) any other federal tax issues (except those set forth above) and all state, local or foreign tax issues of any kind.

Such opinion shall be based on customary assumptions, limitations and such representations as Pepper Hamilton LLP may reasonably request, and the Acquired Fund and Acquiring Fund will cooperate to make and certify the accuracy of such representations. Such opinion may contain such assumptions and limitations as shall be in the opinion of such counsel appropriate to render the opinions expressed therein. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 7.5.

ARTICLE VIII

EXPENSES

8.1          The Acquired Fund and the Acquiring Fund will not bear any expenses associated with their participation in the Reorganization, except as contemplated in this Article VIII. Touchstone Advisors, FTAM and/or their respective Affiliates will bear and pay, in such proportion as may be agreed upon in writing by such parties, all fees and expenses associated with the Parties’ participation in the Reorganization without regard to whether the Reorganization is consummated. Reorganization expenses shall include, without limitation, obtaining shareholder approval of the Reorganization. The Acquiring Fund shall bear expenses associated with the qualification of Acquiring Fund Shares for sale in the various states.

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8.2          All such fees and expenses so borne and paid by Touchstone Advisors, FTAM and/or their respective Affiliates shall be solely and directly related to the transactions contemplated by this Agreement and shall be paid directly by Touchstone Advisors, FTAM and/or their Affiliates to the relevant providers of services or other payees in accordance with the principles set forth in the Internal Revenue Service Rev. Ruling 73-54, 1973-1 C.B. 187. The responsibility for payment shall be allocated between Touchstone Advisors and FTAM (and/or any Affiliate thereof) as may be agreed in writing by and between Touchstone Advisors and FTAM.

ARTICLE IX

ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

9.1          The Acquiring Fund Registrant, on behalf of the Acquiring Fund, and the Acquired Fund Registrant, on behalf of the Acquired Fund, agree that neither party has made to the other party any representation, warranty and/or covenant not set forth herein, and that this Agreement constitutes the entire agreement between the parties.

9.2          Except as specified in the next sentence set forth in this paragraph 9.2, the representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant to or in connection with this Agreement, shall not survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Effective Time shall continue in effect beyond the consummation of the transactions contemplated hereunder.

ARTICLE X

TERMINATION

This Agreement may be terminated by the mutual agreement of the Acquiring Fund Registrant and the Acquired Fund Registrant. In addition, either the Acquiring Fund Registrant or the Acquired Fund Registrant may at its option terminate this Agreement at or before the Effective Time due to:

a)    a material breach by the other of any representation, warranty, or agreement contained herein to be performed at or before the Effective Time, if not cured within 30 days; or

b)    a condition herein expressed to be precedent to the obligations of the terminating party that has not been met and it reasonably appears that it will not or cannot be met.

In addition to the foregoing, this Agreement shall terminate automatically upon the termination of the Purchase Agreement.

In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of any of the Acquiring Fund, the Acquiring Fund Registrant, the Acquired Fund, the Acquired Fund Registrant, or their respective trustees or their respective officers.

ARTICLE XI

AMENDMENTS

This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the officers of the Acquired Fund Registrant, on behalf of the Acquired Fund, and the Acquiring Fund Registrant, on behalf of the Acquiring Fund, and as specifically authorized by their respective Boards; provided, however, that following the meeting of the Acquired Fund shareholders called by the Acquired Fund pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to the Acquired Fund shareholders under this Agreement to the detriment of such shareholders without their further approval.

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ARTICLE XII

HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;
LIMITATION OF LIABILITY

The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts, without giving effect to the conflict of laws rules thereof that would require the application of the laws of another jurisdiction.

This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, trust, or entities other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

It is expressly agreed that the obligations of the Acquiring Fund hereunder shall not be binding upon any of the trustees, shareholders, nominees, officers, agents, or employees of the Acquiring Fund Registrant personally, but shall bind only the property of the Acquiring Fund, as provided in the Declaration of Trust of the Acquiring Fund Registrant. The execution and delivery of this Agreement have been authorized by the Touchstone Board on behalf of the Acquiring Fund and signed by authorized officers of the Acquiring Fund Registrant, acting as such. Neither the authorization by the Touchstone Board nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of the Acquiring Fund as provided in the Declaration of Trust of the Acquiring Fund Registrant.

It is expressly agreed that the obligations of the Acquired Fund hereunder shall not be binding upon any of the trustees, shareholders, nominees, officers, agents, or employees of the Acquired Fund Registrant personally, but shall bind only the property of the Acquired Fund, as provided in the Declaration of Trust of the Acquired Fund Registrant. The execution and delivery of this Agreement have been authorized by the Fifth Third Board on behalf of the Acquired Fund and signed by authorized officers of the Acquired Fund Registrant, acting as such. Neither the authorization by the Fifth Third Board nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of the Acquired Fund as provided in the Declaration of Trust of the Acquired Fund Registrant.

Article XIII

DEFInitions

                    As used in this Agreement, the following terms have the following meanings:

          “Action or Proceeding” means any action, suit or proceeding by any Person, or any investigation or audit by any Governmental or Regulatory Body.

“Affiliate” means, with respect to any Person, any other Person controlling, controlled by or under common control with such first Person.

          “Affiliated Person” shall mean, with respect to any Person, an “affiliated person” of such Person as such term is defined in Section 2(a)(3) of the 1940 Act.

          “Books and Records” means a Parties’ accounts, books, records or other documents (including but not limited to minute books, stock transfer ledgers, financial statements, tax returns and related work papers and letters from accountants, and other similar records) required to be maintained by the Parties with respect to the Acquired Fund or the Acquiring Fund, as applicable, pursuant to Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder.

          “Business Day” means a day other than (a) a day which the New York Stock Exchange is closed, (b) Saturday or Sunday or (c) a day during which trading on the New York Stock Exchange is restricted.

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          “Governmental or Regulatory Body” means any court, tribunal, or government or political subdivision, whether federal, state, county, local or foreign, or any agency, authority, official or instrumentality of any such government or political subdivision.

          “Knowledge” means (i) with respect to the Acquired Fund Registrant and the Acquired Fund, the actual knowledge of the Acquired Fund Registrant’s officers and FTAM in its capacity as adviser to the Acquired Fund; and (ii) with respect to the Acquiring Fund Registrant and the Acquiring Fund, the actual knowledge of the Acquiring Fund Registrant’s officers, or Touchstone Advisors in its respective capacity as a service provider to the Acquiring Fund Registrant.

          “Law” means any law, statute, rule, regulation or ordinance of any Governmental or Regulatory Body.

          “Material Adverse Effect” as to any Person means a material adverse effect on the business, results of operations or financial condition of such Person. For purposes of this definition, a decline in net asset value of the Acquired Fund or Acquiring Fund arising out of its investment operations or declines in market values of securities in its portfolio, the discharge of liabilities, or the redemption of shares representing interests in such fund, shall not constitute a “Material Adverse Effect.”

“NYSE” means New York Stock Exchange.

          “1940 Act” means the Investment Company Act of 1940, as amended.

          “1933 Act” means the Securities Act of 1933, as amended.

          “1934 Act” means the Securities Exchange Act of 1934, as amended.

          “Order” means any writ, judgment, decree, injunction or similar order of any Government or Regulatory Body, in each case whether preliminary or final.

          “Person” means any individual, corporation, partnership, limited liability company, firm, joint venture, association, joint-stock company, trust, unincorporated organization, Governmental or Regulatory Body or other entity.

          “Purchase Agreement” means the Stock and Bond Mutual Funds Purchase Agreement by and among Touchstone Advisers, FTAM and Fifth Third Financial Corporation, dated April 4, 2012.

          “Fifth Third Governing Documents” means the Amended and Restated By-Laws of Fifth Third Funds dated December 10, 2008 and the Amended and Restated Declaration of Trust of Fifth Third Funds dated November 6, 2003, as they may be amended from time to time.

          “SEC” means the U.S. Securities and Exchange Commission.

          “Touchstone Governing Documents” means the By-laws of LG Investment Trust as amended through April 5, 1989 and the Restated Agreement and Declaration of Trust dated May 19, 1993, as amended through November 17, 2011, as they may be amended from time to time.

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IN WITNESS WHEREOF, the Parties, Touchstone Advisors, Inc. and Fifth Third Asset Management, Inc. have caused this Agreement to be duly executed and delivered by their duly authorized officers, as of the day and year first above written.

FIFTH THIRD FUNDS, on behalf of each of its separate series reflected on Exhibit A

By:	/s/ E. Keith Wirtz

Name:	E. Keith Wirtz

Title:	President

TOUCHSTONE STRATEGIC TRUST, on behalf of each of its separate series reflected on Exhibit A

By:	/s/ Terrie Wiedenheft

Name:	Terrie Wiedenheft

Title:	Treasurer

FIFTH THIRD ASSET MANAGEMENT, INC.

By:	/s/ E. Keith Wirtz

Name:	E. Keith Wirtz

Title:	President

Solely for purposes of Article VIII

TOUCHSTONE ADVISORS, INC.

By:	/s/ Terrie Wiedenheft

Name:	Terrie Wiedenheft

Title:	SVP & CFO

By:	/s/ Steve Graziano

Name:	Steve Graziano

Title:	President

Solely for purposes of Article VIII

[Signature Page to Agreement and Plan of Reorganization]

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EXHIBIT A

The following chart shows (i) each Acquired Fund and its classes of shares and (ii) the corresponding Acquiring Fund and its classes of shares:

Acquired Fund, each a series of Fifth Third Funds, and its Classes of Shares	Acquiring Fund, each a series of Touchstone strategic trust, and its Classes of Shares
Fifth Third Micro Cap Value Fund	Touchstone Micro Cap Value Fund
Class A	Class A
Class B	Class A
Class C	Class C
Institutional	Class Y
Fifth Third Small Cap Value Fund	Touchstone Small Company Value Fund
Class A	Class A
Class B	Class A
Class C	Class C
Institutional	Class Y
Fifth Third International Equity Fund	Touchstone International Value Fund
Class A	Class A
Class B	Class A
Class C	Class C
Institutional	Class Y
Fifth Third Strategic Income Fund	Touchstone Strategic Income Fund
Class A	Class A
Class B	Class A
Class C	Class C
Institutional	Class Y

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AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this 23rd day of May 2012, by and between Touchstone Investment Trust, a Massachusetts business trust, with its principal place of business at 303 Broadway, Suite 1100, Cincinnati, Ohio 45202 (the “Acquiring Fund Registrant”), on behalf of each of the series reflected below in the table (each an “Acquiring Fund”), and Fifth Third Funds, a Massachusetts business trust, with its principal place of business at 38 Fountain Square Plaza, Cincinnati, Ohio 45263 (the “Acquired Fund Registrant”), on behalf of each of the series reflected below in the table (each an “Acquired Fund” and, collectively with the Acquiring Funds, the “Parties”).  Fifth Third Asset Management, Inc., an Ohio corporation (“FTAM”) joins this Agreement solely for purposes of Article VIII; and Touchstone Advisors, Inc., an Ohio corporation (“Touchstone Advisors”), joins this Agreement solely for purposes of Article VIII.  Capitalized terms not otherwise defined herein shall have the meaning set forth in Article XIII hereof.

This Agreement is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “Code”), and the Treasury Regulations promulgated thereunder.  Each reorganization will consist of: (i) the transfer of all of the assets of the Acquired Fund in exchange solely for corresponding class shares of the Acquiring Fund as set forth in the table below and on Exhibit A to this Agreement (each, a “Corresponding Class”) and the assumption by the corresponding Acquiring Fund of the liabilities, as set forth in paragraph 1.3, of the Acquired Fund; (ii) the distribution of the Corresponding Class shares of the corresponding Acquiring Fund to the holders of the outstanding shares of the Acquired Fund as set forth in the table below and on Exhibit A of this Agreement; and (iii) the liquidation and dissolution of the Acquired Fund as provided herein, all upon the terms and conditions set forth in this Agreement (each a “Reorganization”).

The following chart shows (i) each Acquired Fund and its classes of shares and (ii) the corresponding Acquiring Fund and its corresponding classes of shares:

Acquired Fund, each a series of Fifth Third Funds, and its Classes of Shares	Acquiring Fund, each a series of Touchstone Investment Trust, and its Classes of Shares
Fifth Third High Yield Bond Fund	Touchstone High Yield Fund
Class A	Class A
Class B	Class A
Class C	Class C
Institutional	Class Y
Fifth Third Total Return Bond Fund	Touchstone Core Bond Fund
Class A	Class A
Class B	Class A
Class C	Class C
Institutional	Class Y

For convenience, the balance of this Agreement refers only to a single Reorganization, one Acquired Fund and one Acquiring Fund, but the terms and conditions hereof shall apply separately to each Reorganization and the Acquired Fund and Acquiring Fund participating therein.  The consummation of any Reorganization shall not be contingent on the consummation of any other Reorganization and it is the intention of all of the parties hereto that each Reorganization described herein shall be conducted separately and independently of the others.

WHEREAS, the Acquiring Fund and the Acquired Fund are separate series of the Acquiring Fund Registrant and the Acquired Fund Registrant, respectively, and the Acquiring Fund Registrant and Acquired Fund Registrant are both open-end, registered management investment companies under the 1940 Act, and the Acquired Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

WHEREAS, the Acquiring Fund is authorized to issue its shares of beneficial interests;

WHEREAS, the Board of Trustees of the Acquiring Fund Registrant (“Touchstone Board”) has determined that the Reorganization, with respect to the Acquiring Fund, is in the best interests of the Acquiring Fund; and

WHEREAS, the Board of Trustees of the Acquired Fund Registrant (“Fifth Third Board”) has determined that the Reorganization, with respect to the Acquired Fund, is in the best interests of the Acquired Fund;

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NOW THEREFORE, in consideration of the mutual premises, representations, and warranties made herein, covenants and agreements hereinafter contained, and for other good and valuable consideration, the receipt and sufficiency of which are acknowledged, the Parties, and FTAM and Touchstone Advisors to the extent indicated above, intending to be legally bound hereby, agree as follows:

ARTICLE I

TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR ACQUIRING FUND
SHARES AND LIQUIDATION AND DISSOLUTION OF THE ACQUIRED FUND

1.1           THE EXCHANGE.  Subject to the terms and conditions contained herein and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all Fund Assets, as defined in paragraph 1.2, to the Acquiring Fund.  In exchange, the Acquiring Fund agrees to assume the liabilities of the Acquired Fund, as set forth in paragraph 1.3, and deliver to the Acquired Fund full and fractional shares of the Acquiring Fund (“Acquiring Fund Shares”).  The number of full and fractional shares of each Corresponding Class of Acquiring Fund Shares (to the third decimal place) shall be determined by dividing (a) the value of the Fund Assets attributable to the corresponding class of the Acquired Fund, net of the Acquired Fund’s Liabilities attributed to that class of the Acquired Fund (computed as of the Valuation Time (as defined in paragraph 2.5) in the manner set forth in paragraph 2.1), by (b) the net asset value of one share of such Corresponding Class of the Acquiring Fund Shares (computed as of the Valuation Time in the manner set forth in paragraph 2.2).  Holders of each class of shares of the Acquired Fund will receive shares of the Corresponding Class of the Acquiring Fund, as set forth in Exhibit A to this Agreement.  Such transactions shall take place at the closing on the Effective Time provided for in paragraph 3.1.

1.2           ASSETS TO BE ACQUIRED. The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all Fund Assets.  “Fund Assets” shall mean all properties and assets of every kind and description whatsoever, including, without limitation, all cash, cash equivalents, securities, claims (whether absolute or contingent, known or unknown, accrued or unaccrued and including, but not limited to, any claims that the Acquired Fund may have against any Person), litigation proceeds of any type (including, without limitation, proceeds resulting from litigation involving portfolio securities as well as market timing/late trading actions or settlements) and receivables (including dividend and interest receivable), goodwill and other intangible property, Books and Records, and all interests, rights, privileges and powers, owned by the Acquired Fund, and any prepaid expenses shown on the Acquired Fund’s books at the Valuation Time.

(a) The Acquired Fund has provided the Acquiring Fund with its most recent audited financial statements, which contain a list of all of the Acquired Fund’s assets as of the date of such statements.  The Acquired Fund hereby represents that as of the date of the execution of this Agreement and as of the Effective Time (as defined below), there have been no changes in its financial position as reflected in such financial statements other than those occurring in the ordinary course of business in connection with the purchase and sale of securities, the issuance and redemption of Acquired Fund shares and the payment of normal operating expenses, dividends and capital gains distributions.

(b)           At least ten Business Days prior to the Valuation Time, the Acquired Fund will provide the Acquiring Fund with a complete schedule of the securities and other assets of the Acquired Fund.  At least five Business Days prior to the Valuation Time, the Acquiring Fund will advise the Acquired Fund in writing of any investments of the Acquired Fund shown on the Acquired Fund’s schedule provided above which the Acquiring Fund would not be permitted to hold (a) under its investment goal, principal investment strategies or investment restrictions; or (b) under applicable Law.  Under such circumstances and, to the extent practicable, the Acquired Fund will, if requested by the Acquiring Fund in writing and, to the extent permissible and consistent with its own investment objectives and policies, dispose of such investments prior to the Valuation Time.  Notwithstanding the foregoing, nothing herein will require the Acquired Fund to dispose of any portfolio securities or other investments, if, in the reasonable judgment of the Fifth Third Board or FTAM, such disposition would adversely affect the tax-free nature of the Reorganization for federal income tax purposes or would otherwise not be in the best interests of the Acquired Fund.  The Acquired Fund shall promptly notify the Acquiring Fund of any such determination.

1.3           LIABILITIES TO BE ASSUMED OR DISCHARGED.  The Acquired Fund will, to the extent permissible and consistent with its own investment objectives and policies, use its best efforts to discharge all of the liabilities of the Acquired Fund prior to the Effective Time. The liabilities of the Acquired Fund to be assumed by the Acquiring Fund shall

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consist of all of the liabilities set forth on the unaudited statement of assets and liabilities to be provided pursuant to paragraph 5.6 (“Liabilities”).

1.4           DISTRIBUTION OF ACQUIRING FUND SHARES.  Immediately upon receipt, the Acquired Fund will distribute the Corresponding Class of Acquiring Fund Shares received by the Acquired Fund from the Acquiring Fund pursuant to paragraph 1.1 pro rata to the record holders of shares of the corresponding class of the Acquired Fund.  Such distribution will be accomplished by transferring the Acquiring Fund Shares then credited to the Acquired Fund’s account on the Books and Records of the Acquiring Fund to open accounts on the Books and Records of the Acquiring Fund established and maintained by the Acquiring Fund’s transfer agent in the names of the record holders of shares of the Acquired Fund and representing the respective pro rata number of the Acquiring Fund Shares due to such record holders.  All issued and outstanding shares of the Acquired Fund will, without further notice, be cancelled promptly by the Acquired Fund on the Acquired Fund’s Books and Records.  Any such shares issued and outstanding prior to such cancellation shall thereafter represent only the right to receive the Acquiring Fund Shares issued to the Acquired Fund in accordance with paragraph 1.1 above.  In addition, each record holder of the Acquired Fund shall have the right to receive any unpaid dividends or other distributions which were declared with respect to his/her or its shares of the Acquired Fund at or before the Valuation Time.

1.5           TRANSFER TAXES.  Any transfer taxes payable upon the issuance of Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

1.6           REPORTING RESPONSIBILITY.  Any reporting responsibility of the Acquired Fund is and shall remain the responsibility of the Acquired Fund.  The Acquiring Fund shall not assume any obligation of the Acquired Fund to file reports with the SEC, Internal Revenue Service or other regulatory or tax authority covering any reporting period ending prior to or at the Effective Time with respect to the Acquired Fund.

1.7           TERMINATION.  As soon as conveniently practicable after the distribution of the Acquiring Fund Shares pursuant to paragraph 1.4 has been made, the Acquired Fund shall take, in accordance with Massachusetts law, the 1940 Act and the Fifth Third Funds Governing Documents, all such other steps as may be necessary or appropriate to effect a complete liquidation and termination of the Acquired Fund.

1.8           BOOKS AND RECORDS.  Upon reasonable notice and except as previously disclosed to the Acquiring Fund in writing, copies of all books and records of the Acquired Fund, including all books and records required to be maintained under the 1940 Act, and the rules and regulations thereunder, shall be available for review by the Acquiring Fund and shall be provided to the Acquiring Fund as soon as practicable following the Valuation Time.

1.9           OTHER REORGANIZATION SPECIFIC ITEMS. In connection with the Reorganization, any minimum investment amounts or sales load applicable to initial investments in the Acquiring Fund Shares shall be waived with respect to the Acquired Fund shareholder’s initial receipt of Acquiring Fund Shares as part of the Reorganization.

ARTICLE II

VALUATION

2.1           VALUATION OF ACQUIRED FUND NET ASSETS.  The value of the Acquired Fund’s Fund Assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets computed as of the Valuation Time, after the declaration and payment of any dividends and/or other distributions on that date, determined in accordance with the valuation procedures approved by the Touchstone Board or such other valuation procedures as shall be mutually agreed upon by the Parties, net of the Liabilities of the Acquired Fund assumed by the Acquiring Fund.

2.2           VALUATION OF ACQUIRING FUND SHARES.  The net asset value per share of each class of Acquiring Fund Shares shall be the net asset value per share of such class of Acquiring Fund Shares computed as of the Valuation Time, in accordance with the valuation procedures approved by the Touchstone Board or such other valuation procedures as shall be mutually agreed upon by the Parties.

2.3           SHARES TO BE ISSUED.  The number of Acquiring Fund Shares to be issued (including fractional shares (to the third decimal place), if any) in connection with the Reorganization shall be determined in accordance with paragraph 1.1.

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2.4           DETERMINATION OF VALUE.  All computations of value shall be made by BNY Mellon Investment Servicing (U.S.) Inc. (“BNY Mellon”) on behalf of the Acquiring Fund and the Acquired Fund.

2.5           VALUATION TIME.  “Valuation Time” shall mean 4:00 PM Eastern Time of the Business Day preceding the Effective Time.

ARTICLE III

CLOSING AND EFFECTIVE TIME

3.1           EFFECTIVE TIME.  Subject to the terms and conditions set forth herein, the Reorganization shall occur immediately prior to the opening of business on Monday, September 10, 2012, or such other date(s) as the Parties may agree to in writing (the “Effective Time”).  To the extent any Fund Assets are, for any reason, not transferred at the Effective Time, the Acquired Fund shall cause such Fund Assets to be transferred in accordance with this Agreement at the earliest practical date thereafter.  The closing of the Reorganization shall be held in person, by facsimile, by e-mail or by such other communication means as may be mutually agreed by the Parties, at the Effective Time (the “Closing”).

3.2           CUSTODIAN’S CERTIFICATE.  The Acquired Fund shall direct State Street Bank and Trust Company, as custodian for the Acquired Fund (the “Custodian”), to deliver at the Closing a certificate of an authorized officer stating that: (a)  the Acquired Fund’s portfolio securities, cash, and any other assets have been delivered in proper form to the Acquiring Fund on the Effective Time; and (b) all necessary taxes, including all applicable federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Acquired Fund.

3.3           EFFECT OF SUSPENSION IN TRADING.  If immediately prior to the Valuation Time:  (a) the New York Stock Exchange (“NYSE”) or another primary exchange on which the portfolio securities of the Acquiring Fund or the Acquired Fund are purchased or sold, shall be closed to trading or trading on such exchange shall be restricted; or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Valuation Time shall be postponed until the first Friday that is a business day after the day when trading is fully resumed and reporting is restored or such later date as may be mutually agreed in writing by an authorized officer of each Party.

3.4           TRANSFER AGENTS’ CERTIFICATE.  The Acquired Fund shall direct Boston Financial Data Services, Inc., as transfer agent for the Acquired Fund as of the Effective Time, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of Acquired Fund shareholders, and the number and percentage (to three decimal places) ownership of outstanding shares owned by each such shareholder immediately prior to the Closing.  The Acquiring Fund shall issue and deliver or cause, BNY Mellon, its transfer agent, to issue and deliver to an officer of the Acquired Fund Registrant a confirmation evidencing Acquiring Fund Shares to be credited on the Effective Time or provide evidence satisfactory to the Acquired Fund that the Acquiring Fund Shares have been credited to the Acquired Fund’s account on the Books and Records of the Acquiring Fund.  At the Closing, each Party shall deliver to the other such bills of sale, checks, assignments, treasurer, chief financial officer, president/vice president or other officer certificates, custodian and/or transfer agent instructions and certificates, receipts and other documents, if any, as such other party or its counsel may reasonably request.

ARTICLE IV

REPRESENTATIONS AND WARRANTIES

4.1           Representations and Warranties of the Acquired Fund Registrant.  The Acquired Fund Registrant, on behalf of the Acquired Fund, hereby represents and warrants to the Acquiring Fund Registrant, on behalf of the Acquiring Fund, as follows, which representations and warranties shall be true and correct on the date hereof and agrees to confirm the continuing accuracy and completeness of the following at the Effective Time:

(a)           The Acquired Fund Registrant is a business trust duly organized, validly existing and in good standing under the Laws of the Commonwealth of Massachusetts and is duly qualified, licensed or admitted to do business and is in good standing as a foreign association under the Laws of each jurisdiction in which the nature of the business conducted by it makes such qualification, licensing or admission necessary, except in such jurisdictions where the failure to be so qualified, licensed or admitted and in good standing would not, individually or in the aggregate, have a Material Adverse Effect on its properties or assets or

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the properties or assets of the Acquired Fund.  The Acquired Fund has full power under the Fifth Third Governing Documents to conduct its business as it is now being conducted and to own the properties and assets it now owns.  The Acquired Fund has all necessary authorizations, licenses and approvals from any applicable Governmental or Regulatory Body necessary to carry on its business as such business is now being carried on except authorizations, licenses and approvals that the failure to so obtain would not have a Material Adverse Effect on the Acquired Fund.

(b)           The execution, delivery and performance of this Agreement by the Acquired Fund Registrant on behalf of the Acquired Fund and the consummation of the transactions contemplated herein have been duly and validly authorized by the Fifth Third Board, and the Fifth Third Board has approved the Reorganization and has resolved to recommend the Reorganization to the shareholders of the Acquired Fund and to call a meeting of shareholders of the Acquired Fund for the purpose of approving this Agreement and the Reorganization contemplated hereby.  Other than the approval by the requisite vote of the shareholders of the outstanding shares of the Acquired Fund in accordance with the provisions of the Fifth Third Governing Documents, applicable Massachusetts Law and the 1940 Act, no other action on the part of the Acquired Fund or its shareholders is necessary to authorize the execution, delivery and performance of this Agreement by the Acquired Fund Registrant on behalf of the Acquired Fund or the consummation of the Reorganization contemplated herein.  This Agreement has been duly and validly executed and delivered by the Acquired Fund Registrant on behalf of the Acquired Fund, and assuming due authorization, execution and delivery hereof by the Acquiring Fund Registrant on behalf of the Acquiring Fund, is a legal, valid and binding obligation of the Acquired Fund Registrant, as it relates to the Acquired Fund, enforceable in accordance with its terms (subject to applicable bankruptcy, insolvency, reorganization, moratorium and other Laws relating to or affecting creditors’ rights, to general equity principles and to any limitations on indemnity as may be required under federal and state securities Laws).

(c)           The authorized capital of the Acquired Fund consists of an unlimited number of shares of beneficial interest with no par value.  Each share represents a fractional undivided interest in the Acquired Fund.  All issued and outstanding shares of the Acquired Fund are duly authorized, validly issued, fully paid and non-assessable.  There are no outstanding options, warrants or other rights of any kind to acquire from the Acquired Fund any shares of any series or equity interests of the Acquired Fund or securities convertible into or exchangeable for, or which otherwise confer on the holder thereof any right to acquire, any such additional shares, nor is the Acquired Fund committed to issue any share appreciation or similar rights or options, warrants, rights or securities in connection with any series of shares. The Acquired Fund has no share certificates outstanding.

(d)           The Acquired Fund has no subsidiaries.

(e)           Except for consents, approvals, or waivers to be received prior to the Effective Time, including shareholder approval by the Acquired Fund, and upon the effectiveness of the Registration Statement (as defined below), the execution, delivery and performance of this Agreement by the Acquired Fund Registrant on behalf of the Acquired Fund does not, and the consummation of the transactions contemplated herein will not:  (i) violate or conflict with the terms, conditions or provisions of the Fifth Third Governing Documents, or of any material contract, agreement, indenture, instrument, or other undertaking to which the Acquired Fund Registrant is a party or by which the Acquired Fund Registrant or the Acquired Fund is bound, (ii) result in the acceleration of any obligation, or the imposition of any penalty, under any material agreement, indenture, instrument, contract, lease or other undertaking to which the Acquired Fund Registrant is a party or by which the Acquired Fund Registrant or the Acquired Fund is bound, (iii) result in a breach or violation by the Acquired Fund Registrant or the Acquired Fund of any terms, conditions, or provisions of any Law or Order, or (iv) require any consent or approval of, filing with or notice to, any Governmental or Regulatory Body other than such documents as are necessary to terminate the Acquired Fund as a series of a Massachusetts business trust.

(f)            (i)           Prior to the execution of this Agreement, the Acquired Fund has delivered to the Acquiring Fund Registrant true and complete copies of the Acquired Fund’s audited statement of assets and liabilities of as of July 31, 2011, and unaudited statement of assets and liabilities as of January 31, 2012, or a later date if available prior to the date hereof, and the related audited schedules of investments, statements of income and changes in net assets and financial highlights for the periods then ended.

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(ii)           Except as set forth in the notes thereto, all such financial statements were prepared in accordance with U.S. generally accepted accounting principles, consistently applied throughout the periods then ended, and fairly present the financial condition and results of operations of the Acquired Fund as of the respective dates thereof and for the respective periods covered thereby subject, in the case of the unaudited financial statements, to normal year-end audit adjustments.

(iii)          To the best of the Acquired Fund’s Knowledge, except as reflected or reserved against in the statement of assets and liabilities included in the Acquired Fund’s audited financial statements as of July 31, 2011, and unaudited financial statements as of January 31, 2012, or in the notes thereto, or as previously disclosed in writing to the Acquiring Fund Registrant, there are no liabilities against, relating to or affecting the Acquired Fund or any of its properties and assets, other than those incurred in the ordinary course of business consistent with past practice, which, individually or in the aggregate, would have a Material Adverse Effect on the Acquired Fund or its properties or assets.  In particular, since January 31, 2012 to the best of the Acquired Fund’s Knowledge and except as previously disclosed in writing to the Acquiring Fund Registrant, there has not been any change in the financial condition, properties, assets, liabilities or business of the Acquired Fund that would have a Material Adverse Effect on the Acquired Fund or its properties or assets other than changes occurring in the ordinary course of business.

(g)          As of the date hereof, except as previously disclosed to the Acquiring Fund in writing, and except as have been corrected as required by applicable Law, and to the best of the Acquired Fund’s Knowledge, there have been no material miscalculations of the net asset value of the Acquired Fund during the twelve-month period preceding the date hereof which would have a Material Adverse Effect on the Acquired Fund or its properties or assets, and all such calculations have been made in accordance with the applicable provisions of the 1940 Act.

(h)           Except as previously disclosed to the Acquiring Fund Registrant in writing, the minute books and other similar records of the Acquired Fund Registrant as made available to the Acquiring Fund Registrant prior to the execution of this Agreement contain a true and complete record in all material respects of all material action taken at all meetings and by all written consents in lieu of meetings of the shareholders of the Acquired Fund, the Fifth Third Board and committees of the Fifth Third Board.  The stock transfer ledgers and other similar records of the Acquired Fund as made available to the Acquiring Fund Registrant prior to the execution of this Agreement accurately reflect all record transfers prior to the execution of this Agreement in the shares of the Acquired Fund.

(i)           The Acquired Fund has maintained, or caused to be maintained on its behalf, in all material respects, all Books and Records required of a registered investment company in compliance with the requirements of Section 31 of the 1940 Act and rules and regulations thereunder.

(j)           Except as set forth in writing to the Acquiring Fund, there is no Action or Proceeding pending against the Acquired Fund Registrant or the Acquired Fund or, to the best of the Acquired Fund’s Knowledge, threatened against, relating to or affecting, the Acquired Fund Registrant or the Acquired Fund.

(k)           No agent, broker, finder or investment or commercial banker, or other Person or firm engaged by or acting on behalf of the Acquired Fund Registrant or the Acquired Fund in connection with the negotiation, execution or performance of this Agreement or any other agreement contemplated hereby, or the consummation of the transactions contemplated hereby, is or will be entitled to any broker’s or finder’s or similar fees or other commissions as a result of the consummation of such transactions.

(l)           The Acquired Fund Registrant is registered with the SEC as an open-end management investment company under the 1940 Act, and such registration is in full force and effect, and the Acquired Fund is a separate series of the Acquired Fund Registrant duly designated in accordance with the applicable provisions of the Fifth Third Governing Documents and in compliance in all material respects with the 1940 Act and its rules and regulations.

(m)          All federal and other tax returns and reports of the Acquired Fund required by Law to have been filed (giving effect to any extensions) have been timely filed and are or were true, correct and complete in all material respects as of the time of their filing, and all taxes of the Acquired Fund which are due and payable (whether or not shown on any tax records) shall have been timely paid in full or provision has been made for payment thereof.  The Acquired Fund is not liable for taxes of any person other than itself and is not a party to or otherwise bound by any tax sharing, allocation, assumption or

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indemnification agreement or arrangement.  All of the Acquired Fund’s tax liabilities have been adequately provided for on its Books and Records in respect of all periods ending on or before the date of such Books and Records.  The Acquired Fund has not had any tax deficiency or liability asserted against it that has not been previously disclosed in writing to the Acquiring Fund or question with respect thereto raised, and no dispute, audit, investigation, proceeding or claim concerning any tax liabilities of the Acquired Fund has been raised by the Internal Revenue Service or by any other governmental authority in writing, and to the Acquired Fund’s Knowledge, no such dispute, audit, investigation, proceeding or claim is pending, being conducted or claimed.

(n)           The Acquired Fund has elected to be, and has met the requirements of Subchapter M of the Code for qualification and treatment as, a “regulated investment company” within the meaning of Sections 851 et seq. of the Code in respect of each taxable year since the commencement of operations, and shall continue to meet such requirements at all times through the Effective Time, treating the Effective Time as the close of its tax year if the year does not otherwise close on such date.  The Acquired Fund has not at any time since its inception been liable for and is not now liable for any material income or excise tax pursuant to Section 852 or 4982 of the Code.  The Acquired Fund has no other material tax liability (foreign, state, or local), except as accrued on the Acquired Fund’s Books and Records.  The Acquired Fund has no earnings and profits accumulated with respect to any taxable year in which the provisions of Subchapter M of the Code did not apply.

(o)           The Acquired Fund is not under the jurisdiction of a court in a “Title 11 or similar case” (within the meaning of Section 368(a)(3)(A) of the Code).

(p)           Except as otherwise disclosed in writing to the Acquiring Fund, the Acquired Fund is in compliance in all material respects with the Code and applicable regulations promulgated under the Code pertaining to the reporting of dividends and other distributions on and redemptions of its shares and has withheld in respect of dividends and other distributions and redemption proceeds and paid to the proper taxing authority all taxes required to be withheld, and is not liable for any penalties which could be imposed thereunder.

(q)           The Acquired Fund has not granted any waiver, extension or comparable consent regarding the application of the statute of limitations with respect to any taxes or tax return that is outstanding, nor has any request for such waiver or consent been made.

(r)           The Acquired Fund does not own any “converted property” (as that term is defined in Treasury Regulation Section 1.337(d)-7(a)(1)) that is subject to the rules of Section 1374 of the Code as a consequence of the application of Section 337(d)(1) of the Code and Treasury Regulations thereunder.

(s)          Except as otherwise disclosed to the Acquiring Fund, the Acquired Fund has not previously been a party to a reorganization under Section 368(a) of the Code.

(t)          The Acquired Fund has not received written notification from any tax authority that asserts a position contrary to any of the above representations in (m) through (s).

(u)          All issued and outstanding shares of the Acquired Fund have been offered and sold by the Acquired Fund in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities Laws, and are registered under the 1933 Act and under the Laws of all jurisdictions in which registration is or was required, except as may have been previously disclosed to the Acquiring Fund in writing.  Such registrations are, in all material respects, complete, current and have been continuously effective, and all fees required to be paid have been paid.  The Acquired Fund is not subject to any “stop order” and is, and was, fully qualified to sell its shares in each jurisdiction in which such shares are being, or were, registered and sold.

(v)          The current prospectus and statement of additional information of the Acquired Fund, including any amendments and supplements thereto, and each prospectus and statement of additional information of the Acquired Fund used at all times during the past three years prior to the date of this Agreement conform, or conformed at the time of its or their use, in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the applicable rules and regulations of the SEC thereunder, and do not, or did not, as of their dates of distribution to the public, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially

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misleading.  The Acquired Fund currently complies in all material respects with all investment objectives, policies, guidelines and restrictions and any compliance procedures established by the Acquired Fund.

(w)         The combined proxy statement and prospectus and statement of additional information (collectively, the “Proxy Statement/Prospectus”) to be included in the Acquiring Fund Registrant’s registration statement on Form N-14 (the “Registration Statement”) and filed in connection with this Agreement, and the documents incorporated therein by reference and any amendment or supplement thereto insofar as they relate to the Acquired Fund Registrant or the Acquired Fund, each comply or will comply in all material respects with the applicable requirements of the 1933 Act, 1934 Act and the 1940 Act and the applicable rules and regulations of the SEC thereunder on the effective date of such Registration Statement.  Each of the Proxy Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto, insofar as it relates to the Acquired Fund Registrant or the Acquired Fund, does not contain any untrue statement of a material fact or omit to state a material fact necessary in order to make the statements therein, in light of the circumstances under which they were made, not materially misleading on the effective date of such Registration Statement.

(x)            Except as previously disclosed in writing to the Acquiring Fund Registrant, at the Effective Time, the Acquired Fund will have good and marketable title to the Fund Assets and full right, power, and authority to sell, assign, transfer and, upon delivery and payment for the Fund Assets, deliver such Fund Assets, free and clear of all liens, mortgages, pledges, encumbrances, charges, claims and equities, and subject to no restrictions on the subsequent transfer thereof (other than any Fund Assets consisting of restricted securities) or as otherwise disclosed in writing to the Acquiring Fund Registrant at least fifteen Business Days prior to the Effective Time, provided that the Acquiring Fund will acquire Fund Assets that are segregated or pledged as collateral for the Acquired Fund’s short sale and derivative positions (if any), including without limitation, as collateral for swap positions and as margin for futures positions, subject to such segregation and liens that apply to such Fund Assets.

(y)        The Acquired Fund Registrant has adopted and implemented written policies and procedures in accordance with Rule 38a-1 under the 1940 Act.

(z)        Except as disclosed in writing to the Acquiring Fund, to the best of the Acquired Fund’s Knowledge, no events have occurred and no issues, conditions or facts have arisen which either individually or in the aggregate have had a Material Adverse Effect on the Acquired Fund or its properties or assets other than changes occurring in the ordinary course of business.

4.2          Representations and Warranties of the Acquiring Fund Registrant.  The Acquiring Fund Registrant, on behalf of the Acquiring Fund, hereby represents and warrants to the Acquired Fund Registrant, on behalf of the Acquired Fund, as follows, which representations and warranties shall be true and correct on the date hereof and agrees to confirm the continuing accuracy and completeness of the following at the Effective Time:

(a)         The Acquiring Fund Registrant is a business trust duly organized, validly existing and in good standing under the Laws of the Commonwealth of Massachusetts and is duly qualified, licensed or admitted to do business and is in good standing as a foreign association under the Laws of each jurisdiction in which the nature of the business conducted by it makes such qualification, licensing or admission necessary, except in such jurisdictions where the failure to be so qualified, licensed or admitted and in good standing would not, individually or in the aggregate, have a Material Adverse Effect on its properties or assets or the properties or assets of the Acquiring Fund.  The Acquiring Fund has full power under the Touchstone Governing Documents to conduct its business as it is now being conducted and to own the properties and assets it now owns.  The Acquiring Fund has all necessary authorizations, licenses and approvals from any applicable Governmental or Regulatory Body necessary to carry on its business as such business is now being carried on except authorizations, licenses and approvals that the failure to so obtain would not have a Material Adverse Effect on the Acquiring Fund.

(b)         The execution, delivery and performance of this Agreement by the Acquiring Fund Registrant on behalf of the Acquiring Fund and the consummation of the transactions contemplated herein have been duly and validly authorized by the Touchstone Board, and the Touchstone Board has approved the Reorganization.  No action on the part of the shareholders of the Acquiring Fund is necessary to authorize

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the execution, delivery and performance of this Agreement by the Acquiring Fund Registrant on behalf of the Acquiring Fund or the consummation of the Reorganization contemplated herein.  This Agreement has been duly and validly executed and delivered by the Acquiring Fund Registrant on behalf of the Acquiring Fund, and assuming due authorization, execution and delivery hereof by the Acquired Fund Registrant on behalf of the Acquired Fund, is a legal, valid and binding obligation of the Acquiring Fund Registrant, as it relates to the Acquiring Fund, enforceable in accordance with its terms (subject to applicable bankruptcy, insolvency, reorganization, moratorium and other Laws relating to or affecting creditors’ rights, to general equity principles and to any limitations on indemnity as may be required under federal and state securities Laws).

(c)         The authorized capital of the Acquiring Fund consists of an unlimited number of shares of beneficial interest with no par value.  Each share represents a fractional undivided interest in the Acquiring Fund.  All issued and outstanding shares of the Acquiring Fund are duly authorized, validly issued, fully paid and non-assessable, and all such shares have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities Laws, and are registered under the 1933 Act and under the Laws of all jurisdictions in which registration is or was required, except as may have been previously disclosed to the Acquired Fund in writing.  Such registrations are, in all material respects, complete, current and have been continuously effective, and all fees required to be paid have been paid.  The Acquiring Fund is not subject to any “stop order” and is, and was, fully qualified to sell its shares in each jurisdiction in which such shares are being registered and sold.  There are no outstanding options, warrants or other rights of any kind to acquire from the Acquiring Fund any shares of any series or equity interests of the Acquiring Fund or securities convertible into or exchangeable for, or which otherwise confer on the holder thereof any right to acquire, any such additional shares, nor is the Acquiring Fund committed to issue any share appreciation or similar rights or options, warrants, rights or securities in connection with any series of shares.

(d)           Except for consents, approvals, or waivers to be received prior to the Effective Time, including shareholder approval by the Acquired Fund, and upon the effectiveness of the Registration Statement, the execution, delivery and performance of this Agreement by the Acquiring Fund Registrant on behalf of the Acquiring Fund does not, and the consummation of the transactions contemplated herein will not: (i) violate or conflict with the terms, conditions or provisions of the Touchstone Governing Documents, or of any material contract, agreement, indenture, instrument, or other undertaking to which the Acquiring Fund Registrant is a party or by which the Acquiring Fund Registrant or the Acquiring Fund is bound, (ii) result in the acceleration of any obligation, or the imposition of any penalty, under any material agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund Registrant is a party or by which the Acquiring Fund Registrant or the Acquiring Fund is bound, (iii) result in a breach or violation by the Acquiring Fund Registrant or the Acquiring Fund of any terms, conditions, or provisions of any Law or Order, or (iv) require any consent or approval of, filing with or notice to, any Governmental or Regulatory Body.

(e)           Except as set forth in writing to the Acquired Fund, there is no Action or Proceeding pending against the Acquiring Fund Registrant or the Acquiring Fund or, to the best of the Acquiring Fund Registrant’s Knowledge, threatened against, relating to or affecting, the Acquiring Fund Registrant or the Acquiring Fund.

(f)            No agent, broker, finder or investment or commercial banker, or other Person or firm engaged by or acting on behalf of the Acquiring Fund Registrant or the Acquiring Fund in connection with the negotiation, execution or performance of this Agreement or any other agreement contemplated hereby, or the consummation of the transactions contemplated hereby, is or will be entitled to any broker’s or finder’s or similar fees or other commissions as a result of the consummation of such transactions.

(g)           The Acquiring Fund Registrant is registered with the SEC as an open-end management investment company under the 1940 Act, and such registration is in full force and effect, and the Acquiring Fund is a separate series of the Acquiring Fund Registrant duly designated in accordance with the applicable provisions of the Touchstone Governing Documents and in compliance in all material respects with the 1940 Act and its rules and regulations.

(h)           All federal and other tax returns and reports of the Acquiring Fund required by Law to have been filed (giving effect to any extensions) have been timely filed and are or were true, correct and complete in all material respects as of the time of their filing, and all taxes of the Acquiring Fund which are due and

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payable (whether or not shown on any tax return) shall have been timely paid in full or provision has been made for payment thereof.  The Acquiring Fund is not liable for taxes of any person other than itself and is not a party to or otherwise bound by any tax sharing, allocation, assumption or indemnification agreement or arrangement.  All of the Acquiring Fund’s tax liabilities have been adequately provided for on its Books and Records in respect of all periods ending on or before the date of such Books and Records.  The Acquiring Fund has not had any tax deficiency or liability asserted against it that has not been previously disclosed in writing to the Acquired Fund or question with respect thereto raised, and no dispute, audit, investigation, proceeding or claim concerning any tax liabilities of the Acquiring Fund has been raised by the Internal Revenue Service or by any other governmental authority in writing, and to the Acquiring Fund’s Knowledge, no such dispute, audit, investigation, proceeding or claim is pending, being conducted or claimed.

(i)           The Acquiring Fund has elected to be, and has met the requirements of Subchapter M of the Code for qualification and treatment as, a “regulated investment company” within the meaning of Sections 851 et seq. of the Code in respect of each taxable year since the commencement of operations, and shall continue to meet such requirements for its taxable year that includes the Effective Time, and intends to continue to meet such requirements for its subsequent taxable years.  The Acquiring Fund is treated as a separate corporation under Section 851(g) of the Code.  The Acquiring Fund has not at any time since its inception been liable for and is not now liable for any material income or excise tax pursuant to Section 852 or 4982 of the Code.  The Acquiring Fund has no other tax liability (foreign, state, or local), except as accrued on the Acquiring Fund’s Books and Records.  The Acquiring Fund has no earnings and profits accumulated with respect to any taxable year in which the provisions of Subchapter M of the Code did not apply.

(j)           The Acquiring Fund is not under the jurisdiction of a court in a “Title 11 or similar case” (within the meaning of Section 368(a)(3)(A) of the Code).

(k)          Except as otherwise disclosed in writing to the Acquired Fund, the Acquiring Fund is in compliance in all material respects with the Code and applicable regulations promulgated under the Code pertaining to the reporting of dividends and other distributions on and redemptions of its shares and has withheld in respect of dividends and other distributions and redemption proceeds and paid to the proper taxing authority all taxes required to be withheld, and is not liable for any penalties which could be imposed thereunder.

(l)           The Acquiring Fund has not granted any waiver, extension or comparable consent regarding the application of the statute of limitations with respect to any taxes or tax return that is outstanding, nor has any request for such waiver or consent been made.

(m)         The Acquiring Fund does not own any “converted property” (as that term is defined in Treasury Regulation Section 1.337(d)-7(a)(1)) that is subject to the rules of Section 1374 of the Code as a consequence of the application of Section 337(d)(1) of the Code and Treasury Regulations thereunder.

(n)          The Acquiring Fund has not received written notification from any tax authority that asserts a position contrary to any of the above representations in (h) through (n).

(o)          The Acquiring Fund Shares to be issued and delivered to the Acquired Fund for the account of the Acquired Fund (and to be distributed immediately thereafter to its shareholders) pursuant to the terms of this Agreement will have been duly authorized at the Effective Time and, when so issued and delivered, will be registered under the 1933 Act, duly and validly issued, fully paid and non-assessable and no shareholder of the Acquiring Fund shall have any statutory or contractual preemptive right of subscription or purchase in respect thereof.

(p)          The current prospectus and statement of additional information of the Acquiring Fund, including any amendments and supplements thereto, conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the applicable rules and regulations of the SEC thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.  To the best of the Acquiring Fund’s Knowledge, the Acquiring Fund currently complies in all material respects with all investment goals, policies, guidelines and restrictions and any compliance procedures established by the Acquiring Fund.

(q)         The Proxy Statement/Prospectus to be included in the Registration Statement and filed in connection with this Agreement, and the documents incorporated therein by reference and any amendment or

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supplement thereto (i) each comply or will comply in all material respects with the applicable requirements of the 1933 Act, 1934 Act and the 1940 Act and the applicable rules and regulations of the SEC thereunder on the effective date of such Registration Statement, and (ii) each does not contain any untrue statement of a material fact or omit to state a material fact necessary in order to make the statements therein, in light of the circumstances under which they were made, not materially misleading on the effective date of such Registration Statement; provided, however, that the Acquiring Fund Registrant makes no representations or warranties as to the information contained in the Proxy Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto in reliance upon and in conformity with information relating to the Acquired Fund Registrant or the Acquired Fund and furnished by the Acquired Fund to the Acquiring Fund Registrant specifically for use in connection with the Proxy Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto.

(r)           The Acquiring Fund Registrant has adopted and implemented written policies and procedures in accordance with Rule 38a-1 under the 1940 Act.

(s)          The Acquiring Fund has maintained, or caused to be maintained on its behalf, in all material respects, all Books and Records required of a registered investment company in compliance with the requirements of Section 31 of the 1940 Act and rules and regulations thereunder.

(t)          (i)           Prior to the execution of this Agreement, the Acquiring Fund has delivered to the Acquired Fund Registrant true and complete copies of the Acquiring Fund’s audited statement of assets and liabilities of as of September 30, 2011, or a later date if available prior to the date hereof, and the related audited schedules of investments, statements of income and changes in net assets and financial highlights for the periods then ended.

  (ii)          Except as set forth in the notes thereto, all such financial statements were prepared in accordance with U.S. generally accepted accounting principles, consistently applied throughout the periods then ended, and fairly present the financial condition and results of operations of the Acquiring Fund as of the respective dates thereof and for the respective periods covered thereby subject, in the case of the unaudited financial statements, to normal year-end audit adjustments.

   (iii)         To the best of the Acquiring Fund’s Knowledge, except as reflected or reserved against in the statement of assets and liabilities included in the Acquiring Fund’s audited financial statements as of September 30, 2011, or in the notes thereto, or as previously disclosed in writing to the Acquired Fund Registrant, there are no liabilities against, relating to or affecting the Acquiring Fund or any of its properties and assets, other than those incurred in the ordinary course of business consistent with past practice, which, individually or in the aggregate, would have a Material Adverse Effect on the Acquiring Fund or its properties or assets.  In particular, since September 30, 2011, to the best of the Acquiring Fund’s Knowledge and except as disclosed in writing to the Acquired Fund Registrant, there has not been any change in the financial condition, properties, assets, liabilities or business of the Acquiring Fund that would have a Material Adverse Effect on the Acquiring Fund or its properties or assets other than changes occurring in the ordinary course of business.

(u)          As of the date hereof, except as previously disclosed to the Acquired Fund in writing, and except as have been corrected as required by applicable Law, and to the best of the Acquiring Fund’s Knowledge, there have been no material miscalculations of the net asset value of the Acquiring Fund during the twelve-month period preceding the date hereof which would have a Material Adverse Effect on the Acquiring Fund or its properties or assets, and all such calculations have been made in accordance with the applicable provisions of the 1940 Act.

(v)          Except as disclosed in writing to the Acquired Fund, to the best of the Acquiring Fund’s Knowledge, no events have occurred and no issues, conditions or facts have arisen which either individually or in the aggregate have had a Material Adverse Effect on the Acquiring Fund or its properties or assets other than changes occurring in the ordinary course of business.

(w)        The Acquiring Fund has no unamortized or unpaid organizational fees or expenses for which it does not expect to be reimbursed by Touchstone Advisors or its Affiliates.

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ARTICLE V

COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

5.1          OPERATION IN ORDINARY COURSE.  The Acquiring Fund and the Acquired Fund will each operate its respective business in the ordinary course between the date of this Agreement and the Effective Time, it being understood that such ordinary course of business will include (a) customary dividends; (b) shareholder purchases and redemptions and (c) seeking to cause the continued good faith performance by the investment adviser, sub-adviser(s), administrator, distributor and other service providers of their respective responsibilities in accordance with their agreements with the Acquired Fund or the Acquiring Fund, as applicable, and applicable Law.  No Party shall take any action that would, or would reasonably be expected to, result in any of its representations and warranties set forth in this Agreement being or becoming untrue in any material respect.

5.2          APPROVAL OF SHAREHOLDERS.  The Acquired Fund Registrant will call a special meeting of the Acquired Fund shareholders to consider and act upon this Agreement and to take all other appropriate action necessary to obtain approval of the transactions contemplated herein.

5.3          INVESTMENT REPRESENTATION.  The Acquired Fund covenants that the Acquiring Fund Shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution, other than in connection with the Reorganization and in accordance with the terms of this Agreement.

5.4          ADDITIONAL INFORMATION.  The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund’s shares.

5.5          FURTHER ACTION.  Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Effective Time.

5.6          FINANCIAL STATEMENTS.  At the Closing, the Acquired Fund will deliver to the Acquiring Fund an unaudited statement of assets and liabilities of the Acquired Fund, together with a schedule of portfolio investments as of and for the interim period ending at the Valuation Time.  These financial statements will present fairly in all material respects the financial position and portfolio investments of the Acquired Fund as of the Valuation Time in conformity with U.S. generally accepted accounting principles applied on a consistent basis, and there will be no material contingent liabilities of the Acquired Fund not disclosed in said financial statements.  These financial statements shall be certified by the Treasurer of the Acquired Fund Registrant as, to the best of his or her Knowledge, complying with the requirements of the preceding sentence.  The Acquired Fund also will deliver to the Acquiring Fund at the Effective Time (i) the detailed tax-basis accounting records for each security or other investment to be transferred to the Acquiring Fund hereunder, which shall be prepared in accordance with the requirements for specific identification tax-lot accounting and clearly reflect the basis used for determination of gain and loss realized on the partial sale of any security to be transferred to the Acquiring Fund and (ii) a statement of earnings and profits of the Acquired Fund for federal income tax purposes that shall be carried over by the Acquired Fund as a result of Code Section 381 and which shall be certified by the Treasurer of the Acquired Fund Registrant.

5.7         PROXY STATEMENT/ PROSPECTUS AND REGISTRATION STATEMENT.  The Parties will cooperate with each other in the preparation of the Proxy Statement/Prospectus and Registration Statement and cause the Registration Statement to be filed with the SEC in a form satisfactory to the Parties and their respective counsel as promptly as practicable.  Upon effectiveness of the Registration Statement, the Acquired Fund will cause the Proxy Statement/Prospectus to be delivered to shareholders of the Acquired Fund entitled to vote on this Agreement and the transactions contemplated herein in accordance with the Fifth Third Governing Documents.  Each Party will provide the materials and information necessary to prepare the Registration Statement, for inclusion therein, in connection with the shareholder meeting of the Acquired Fund to consider the approval of this Agreement and the transactions contemplated herein. If, at any time prior to the Effective Time, a Party becomes aware of any untrue statement of material fact or omission to state a material fact required to be stated therein or necessary to make the statements made not misleading in light of the circumstances under which they were made, the Party discovering the item shall notify the other Parties and the Parties shall cooperate in promptly preparing, filing and clearing with the SEC and, if appropriate, distributing to shareholders appropriate disclosure with respect to the item.

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5.8          PRE-CLOSING DIVIDEND. On or before the Effective Time, the Acquired Fund shall have declared and paid to its shareholders of record a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing all of the Acquired Fund’s investment company taxable income (computed without regard to any deduction for dividends paid), if any, plus the excess, if any, of its interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for all taxable years ending on or before the Effective Time, and all of its net capital gains realized (after reduction for any capital loss carry forward), if any, in all taxable years ending on or before the Effective Time.

5.9          TAX-FREE REORGANIZATION.  It is the intention of the parties that the transaction contemplated by this Agreement with respect to the Acquired Fund and the Acquiring Fund will qualify as a reorganization within the meaning of Section 368(a) of the Code.  None of the Parties to this Agreement shall take any action or cause any action to be taken, including, without limitation, the filing of any tax return, that is inconsistent with such treatment or that results in the failure of the transaction to qualify as a reorganization within the meaning of Section 368(a) of the Code.

5.10       INFORMATION.  The Parties will furnish to each other, and each other’s accountants, legal counsel and other representatives, as appropriate, throughout the period prior to the Effective Time, all such documents and other information concerning the Acquired Fund and the Acquiring Fund, respectively, and their business and properties as may reasonably be requested by the other Party.  Such cooperation shall include providing copies of reasonably requested documents and other information.  Each Party shall make its officers available on a mutually convenient basis to provide an explanation of any documents or information provided hereunder to the extent that such Party’s officers are familiar with such documents or information.

5.11       NOTICE OF MATERIAL CHANGES.  Each Party will notify the other Parties of any event causing a Material Adverse Effect to such Party as soon as practicable following such Party’s Knowledge of any event causing such a Material Adverse Effect.

5.12       OTHER NECESSARY ACTION.  The Parties will each take all necessary action and use their reasonable best efforts to complete all filings, obtain all governmental and other consents and approvals and satisfy any other provision required for consummation of the transactions contemplated by this Agreement.

5.13       ISSUED SHARES.  The Acquiring Fund Shares to be issued and delivered to the Acquired Fund for the account of the Acquired Fund (and to be distributed immediately thereafter to its shareholders) pursuant to this Agreement, will have been duly authorized at the Effective Time.  Said shares when issued and delivered will be registered under the 1933 Act, will be duly and validly issued, fully paid and non-assessable.  No shareholder of the Acquiring Fund shall have any statutory or contractual preemptive right of subscription or purchase in respect thereof.

5.14       FINAL TAX RETURNS AND FORMS 1099 OF ACQUIRED FUND.  After the Effective Time, except as otherwise agreed to in writing by the Parties, the Acquired Fund shall or shall cause its agents to prepare any federal, state or local returns, including any Forms 1099, required to be filed by the Acquired Fund with respect to its final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall further cause such tax returns and Forms 1099 to be duly filed with the appropriate taxing authorities.

5.15       COMPLIANCE WITH SECTION 15(f).  The Acquiring Fund Registrant agrees that, for the minimum time periods specified in Section 15(f) of the 1940 Act it shall take (or refrain from taking, as the case may be) such actions as are necessary to ensure that: (a) at least seventy-five percent (75%) of the trustees of the Acquiring Fund Registrant shall not be “interested persons” (as that term is defined in the 1940 Act) of the Acquiring Fund’s investment adviser or the Acquired Fund’s investment adviser; (b) no “unfair burden” (as that term is defined in Section 15(f)(2)(B) of the 1940 Act) shall be imposed on the Acquired Fund; and (c) each vacancy among the trustees of the Acquiring Fund Registrant which must be filled by a person who is neither an interested person of the Acquiring Fund’s investment adviser nor of the Acquired Fund’s investment adviser so as to comply with Section 15(f) of the 1940 Act, as if such Section were applicable, shall be filled in the manner specified by Section 16(b) of the 1940 Act.  The Acquiring Fund Registrant may elect, in lieu of the covenants set forth in the preceding sentence, to apply for and obtain an exemptive order under Section 6(c) of the 1940 Act from the provisions of Section 15(f)(1)(A) of the 1940 Act, in form and substance reasonably acceptable to FTAM.

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ARTICLE VI

CONDITIONS PRECEDENT

6.1          Conditions Precedent to Obligations of the Acquired Fund Registrant.  The obligations of the Acquired Fund Registrant, on behalf of the Acquired Fund, to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund Registrant and the Acquiring Fund of all of their obligations to be performed by them pursuant to this Agreement on or before the Effective Time, and, in addition thereto, subject to the following further conditions unless waived by the Acquired Fund Registrant in writing:

(a)
All representations and warranties of the Acquiring Fund Registrant, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Effective Time with the same force and effect as if made at and as of the Effective Time; provided that the Acquiring Fund  and the Acquiring Fund Registrant shall be given a period of ten Business Days from the date on which any such representation or warranty shall not be true and correct in all material respects to cure such condition.

(b)	The Acquiring Fund shall have furnished to the Acquired Fund the opinion of Pepper Hamilton LLP dated as of the Effective Time, substantially to the effect that:

(i)          the Acquiring Fund Registrant is a business trust, validly existing under the laws of the Commonwealth of Massachusetts, and, to such counsel’s knowledge, has power under the Touchstone Governing Documents to conduct its business and own its assets as described in its currently effective registration statement on Form N-1A;

(ii)         the Acquiring Fund Registrant is registered with the SEC under the 1940 Act as an open-end management investment company and, to such counsel’s knowledge, its registration with the SEC is in full force and effect;

(iii)        the Acquiring Fund Shares to be issued and delivered by the Acquiring Fund Registrant pursuant to this Agreement have been duly authorized for issuance and, when issued and delivered as provided herein, will be validly issued, fully paid and non-assessable under the laws of the Commonwealth of Massachusetts and no preemptive rights of shareholders exist with respect to any such shares or the issue or delivery thereof;

(iv)        except as disclosed in writing to the Acquired Fund, such counsel knows of no material legal proceedings pending against the Acquiring Fund Registrant;

(v)          the execution and delivery of this Agreement has been duly authorized by all requisite trust action; this Agreement has been duly executed and delivered by the Acquiring Fund Registrant on behalf of the Acquiring Fund, and, assuming due authorization, execution and delivery by the Acquired Fund Registrant on behalf of the Acquired Fund, constitutes a valid and legally binding obligation of the Acquiring Fund Registrant, on behalf of the Acquiring Fund, enforceable against the Acquiring Fund Registrant in accordance with its terms;

(vi)         the Registration Statement has become effective under the 1933 Act and, to the knowledge of such counsel, no stop order suspending the effectiveness of the Registration Statement has been issued under the 1933 Act and no proceedings for that purpose have been instituted or threatened by the SEC;

(vii)        the execution and delivery of this Agreement by the Acquiring Fund Registrant did not and the consummation of the transactions herein contemplated by the Acquiring Fund Registrant will not result in a material breach of the terms or provisions of, or constitute a material default under the Touchstone Governing Documents;

(viii)       the execution and delivery of this Agreement did not and the consummation of the transactions herein contemplated will not result in a material violation by the Acquiring Fund Registrant or the Acquiring Fund of any provisions of any statutory federal securities Law or the statutory laws of the Commonwealth of Massachusetts as they relate to voluntary associations commonly referred to as “Massachusetts business trusts;” and

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(ix)         to the knowledge of such counsel, no consent, approval, authorization, or other action by or filing with any Governmental or Regulatory Body is required to be made on the part of the Acquiring Fund Registrant in connection with the consummation of the transactions herein contemplated, except such as have been obtained or made under the 1933 Act, 1934 Act and the 1940 Act and the applicable rules and regulations of the SEC thereunder and the laws of the Commonwealth of Massachusetts.

Such opinion shall be subject to such qualifications or limitations as are customary with respect to the subject matter thereof.  In rendering such opinion, Pepper Hamilton LLP may rely upon certificates of officers of the Acquiring Fund Registrant and of public officials as to matters of fact.

(c)
The Acquiring Fund shall have furnished to the Acquired Fund a certificate of the Acquiring Fund, signed by the President or Vice President and Treasurer of the Acquiring Fund Registrant, dated as of the Effective Time, to the effect that they have examined the Proxy Statement/Prospectus and the Registration Statement (and any supplement thereto) and this Agreement and that:

(i) to the best of their Knowledge, the representations and warranties of the Acquiring Fund Registrant in this Agreement are true and correct in all material respects on and as of the Effective Time and the Acquiring Fund Registrant has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to the Effective Time; and
(ii) no stop order suspending the effectiveness of the Registration Statement has been issued and no proceedings for that purpose are pending or, to such officers’ Knowledge, threatened in writing.

(d)	An officer of the Acquired Fund Registrant shall have received the confirmation from the Acquiring Fund or BNY Mellon required under paragraph 3.4 of this Agreement.

(e)
The Acquiring Fund shall have duly executed and delivered to the Acquired Fund such assumptions of Liabilities and other instruments as the Acquired Fund may reasonably deem necessary or desirable to evidence the transactions contemplated by this Agreement, including the assumption of the Liabilities of the Acquired Fund by the Acquiring Fund.

(f)
The Acquiring Fund Registrant, on behalf of the Acquiring Fund, shall have entered into an expense limitation agreement with Touchstone Advisors consistent with the form of expense limitation agreement filed with the Registration Statement and in the amounts and duration as disclosed in the Registration Statement.

6.2           Conditions Precedent to Obligations of the Acquiring Fund Registrant.  The obligations of the Acquiring Fund Registrant, on behalf of the Acquiring Fund, to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund Registrant and the Acquired Fund of all of their obligations to be performed by them pursuant to this Agreement on or before the Effective Time, and, in addition thereto, subject to the following further conditions unless waived by the Acquiring Fund Registrant in writing:

(a)          All representations and warranties of the Acquired Fund Registrant, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Effective Time with the same force and effect as if made at and as of the Effective Time; provided that the Acquired Fund and the Acquired Fund Registrant shall be given a period of ten Business Days from the date on which any such representation or warranty shall not be true and correct in all material respects to cure such condition.

(b)          The Acquired Fund shall have furnished to the Acquiring Fund the opinion of Vedder Price P.C. dated as of the Effective Time, substantially to the effect that:

(i)           the Acquired Fund Registrant is a business trust, validly existing under the laws of the Commonwealth of Massachusetts, and, to such counsel’s knowledge, has power under the Fifth Third Governing Documents to conduct its business and own its assets as described in its currently effective registration statement on Form N-1A;

(ii)          the Acquired Fund Registrant is registered with the SEC under the 1940 Act as an open-end management investment company and, to such counsel’s knowledge, its registration with the SEC is in full force and effect;

(iii)         except as disclosed in writing to the Acquiring Fund, such counsel knows of no material legal proceedings pending against the Acquired Fund Registrant;

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(iv)         the execution and delivery of this Agreement has been duly authorized by all requisite trust action; this Agreement has been duly executed and delivered by the Acquired Fund Registrant on behalf of the Acquired Fund and, assuming due authorization, execution and delivery by the Acquiring Fund Registrant on behalf of the Acquiring Fund, constitutes a valid and legally binding obligation of the Acquired Fund Registrant, on behalf of the Acquired Fund, enforceable against the Acquired Fund Registrant in accordance with its terms;

(v)          the execution and delivery of this Agreement by the Acquired Fund Registrant did not and the consummation of the transactions herein contemplated by the Acquired Fund Registrant will not result in a material breach of the terms or provisions of, or constitute a material default under, the Fifth Third Governing Documents (assuming that approval of shareholders of the Acquired Fund has been obtained);

(vi)         the execution and delivery of this Agreement did not and the consummation of the transactions herein contemplated will not result in a material violation by the Acquired Fund Registrant or the Acquired Fund of any provisions of any statutory federal securities Law or the statutory laws of the Commonwealth of Massachusetts as they relate to voluntary associations commonly referred to as “Massachusetts business trusts;” and

(vii)        to the knowledge of such counsel, no consent, approval, authorization, or other action by or filing with any Governmental or Regulatory Body is required to be made on the part of the Acquired Fund Registrant in connection with the consummation of the transactions herein contemplated, except such as have been obtained or made under the 1933 Act, 1934 Act and the 1940 Act and the applicable rules and regulations of the SEC thereunder and the laws of the Commonwealth of Massachusetts and such authorizations and filings as are necessary to terminate the Acquired Fund as a series of a Massachusetts business trust.

Such opinion shall be subject to such qualifications or limitations as are customary with respect to the subject matter thereof.  In rendering such opinion, Vedder Price P.C. may rely upon certificates of officers of the Acquired Fund Registrant and of public officials as to matters of fact.

(c)          The Acquired Fund shall have furnished to the Acquiring Fund the unaudited financial statements required by paragraph 5.6.

(d)          The Acquired Fund shall have furnished to the Acquiring Fund a certificate of the Acquired Fund, signed by the President or Vice President and Treasurer of the Acquired Fund Registrant, dated as of the Effective Time, to the effect that they have examined the Proxy Statement/Prospectus, the Registration Statement (and any supplement thereto) and this Agreement and that:
(i)           to the best of their Knowledge, the representations and warranties of the Acquired Fund Registrant in this Agreement are true and correct in all material respects on and as of the Effective Time and the Acquired Fund Registrant has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to the Effective Time; and

(ii)          since the date of the most recent financial statements of the Acquired Fund included in the Proxy Statement/Prospectus (or any supplement thereto), there has been no Material Adverse Effect on the business of the Acquired Fund (other than changes in the ordinary course of business, including, without limitation, dividends and other distributions in the ordinary course and changes in net asset value per share), except as set forth in or contemplated in the Proxy Statement/Prospectus (or any supplement thereto).

(e)          The Acquired Fund shall have duly executed and delivered to the Acquiring Fund Registrant such bills of sale, assignments, certificates and other instruments of transfer, including transfer instructions to the Acquired Fund’s custodian and instructions to the Acquiring Fund Registrant’s transfer agent (“Transfer Documents”) as the Acquiring Fund Registrant may reasonably deem necessary or desirable to evidence the transfer to the Acquiring Fund of all of the right, title and interest of the Acquired Fund in and to the respective Fund Assets of the Acquired Fund.  In each case, the Fund Assets of the Acquired Fund shall be accompanied by all necessary state stock transfer stamps or cash for the appropriate purchase price therefor.

(f)          The Acquiring Fund shall have received:  (i) a certificate of an authorized signatory of Acquired Fund Custodian, as custodian for the Acquired Fund, stating that the Fund Assets of the Acquired Fund have

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been delivered to the Acquiring Fund; (ii) a certificate of an authorized signatory of Brown Brothers Harriman & Co., as custodian for the Acquiring Fund, stating that the Fund Assets of the Acquired Fund have been received; and (iii) a certificate of an authorized signatory of the Acquired Fund confirming that the Acquired Fund has delivered its records containing the names and addresses of the record holders of the Acquired Fund shares and the number and percentage (to three decimal places) of ownership of the Acquired Fund shares owned by each such holder as of the close of business at the Valuation Time.

(g)          At the Valuation Time and Effective Time, except as previously disclosed to the Acquiring Fund in writing, and except as have been corrected as required by applicable Law, there shall have been no material miscalculations of the net asset value of the Acquired Fund during the twelve-month period preceding the Valuation Time and Effective Time, and all such calculations shall have been made in accordance with the applicable provisions of the 1940 Act.  At the Valuation Time and Effective Time, all Liabilities chargeable to the Acquired Fund which are required to be reflected in the net asset value per share of a share class of the Acquired Fund in accordance with applicable Law will be reflected in the net asset value per share of the Acquired Fund.

(h)          The Acquired Fund’s agreements with each of its service contractors shall have terminated at the Effective Time, and each Party has received assurance that no claims for damages (liquidated or otherwise) will arise as a result of such termination.

ARTICLE VII

FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE
ACQUIRING FUND AND ACQUIRED FUND

If any of the conditions set forth below do not exist on or before the Effective Time with respect to the Acquired Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

7.1         This Agreement and the transactions contemplated herein, with respect to the Acquired Fund, shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with applicable law and the provisions of the Fifth Third Governing Documents. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 7.1.

7.2         At the Effective Time, the SEC shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act.  Furthermore, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with this Agreement or the transactions contemplated herein.

7.3         All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the SEC and of state securities authorities, including any necessary “no-action” positions and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a Material Adverse Effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may waive any such conditions for itself.

7.4         The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued.  To the best knowledge of the parties to this Agreement, no investigation or proceeding relating to the Registration Statement shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

7.5         Each of the Acquiring Fund and the Acquired Fund shall have received a favorable opinion of Pepper Hamilton LLP substantially to the effect that, for federal income tax purposes:

(i)           The acquisition by the Acquiring Fund of all of the assets of the Acquired Fund solely in exchange for the Acquiring Fund’s assumption of the Liabilities of the Acquired Fund and issuance of the Acquiring Fund Shares, followed by the distribution of such Acquiring Fund Shares by the Acquired Fund in complete liquidation to the Acquired Fund shareholders in exchange for their Acquired Fund shares, all as provided in this Agreement, will constitute a reorganization within

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the meaning of Section 368(a) of the Code, and the Acquired Fund and the Acquiring Fund each will be “a party to a reorganization” within the meaning of Section 368(b) of the Code;

(ii)          Under Code Section 361, no gain or loss will be recognized by the Acquired Fund (i) upon the transfer of its assets to the Acquiring Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the Liabilities of the Acquired Fund or (ii) upon the distribution of the Acquiring Fund Shares by the Acquired Fund to the Acquired Fund shareholders in complete liquidation, as contemplated in this Agreement;

(iii)         Under Code Section 1032, no gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund solely in exchange for the assumption of the Liabilities of the Acquired Fund and issuance of the Acquiring Fund Shares as contemplated in this Agreement;

(iv)         Under Code Section 362(b), the tax basis of the assets of the Acquired Fund received by the Acquiring Fund will be the same as the tax basis of such assets in the hands of the Acquired Fund immediately prior to the Reorganization;

(v)          Under Code Section 1223(2), the holding periods of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the periods during which such assets were held by the Acquired Fund;

(vi)         Under Code Section 354, no gain or loss will be recognized by the Acquired Fund shareholders upon the exchange of all of their Acquired Fund shares solely for the Acquiring Fund Shares in the Reorganization;

(vii)        Under Code Section 358, the aggregate tax basis of the Acquiring Fund Shares to be received by each Acquired Fund shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Acquired Fund shares exchanged therefor;

(viii)       Under Code Section 1223(1), an Acquired Fund shareholder’s holding period for the Acquiring Fund Shares to be received will include the period during which the Acquired Fund shares exchanged therefor were held by such shareholder, provided that the Acquired Fund shareholder held the Acquired Fund shares as a capital asset at the time of the Reorganization.

No opinion will be expressed as to (1) the effect of the Reorganization on (A) the Acquired Fund or the Acquiring Fund with respect to any asset as to which any unrealized gain or loss is required to be recognized for U.S. federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting and (B) any Acquired Fund shareholder or Acquiring Fund shareholder that is required to recognize unrealized gains and losses for U.S. federal income tax purposes under a mark-to-market system of accounting, or (C) the Acquired Fund or the Acquiring Fund with respect to any stock held in a passive foreign investment company as defined in Section 1297(a) of the Code or (2) any other federal tax issues (except those set forth above) and all state, local or foreign tax issues of any kind.

Such opinion shall be based on customary assumptions, limitations and such representations as Pepper Hamilton LLP may reasonably request, and the Acquired Fund and Acquiring Fund will cooperate to make and certify the accuracy of such representations.  Such opinion may contain such assumptions and limitations as shall be in the opinion of such counsel appropriate to render the opinions expressed therein.  Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 7.5.

ARTICLE VIII

EXPENSES

8.1         The Acquired Fund and the Acquiring Fund will not bear any expenses associated with their participation in the Reorganization, except as contemplated in this Article VIII.  Touchstone Advisors, FTAM and/or their respective Affiliates will bear and pay, in such proportion as may be agreed upon in writing by such parties, all fees and expenses associated with the Parties’ participation in the Reorganization without regard to whether the Reorganization is consummated.  Reorganization expenses shall include, without limitation, obtaining shareholder approval of the Reorganization.  The Acquiring Fund shall bear expenses associated with the qualification of Acquiring Fund Shares for sale in the various states.

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8.2       All such fees and expenses so borne and paid by Touchstone Advisors, FTAM and/or their respective Affiliates shall be solely and directly related to the transactions contemplated by this Agreement and shall be paid directly by Touchstone Advisors, FTAM and/or their Affiliates to the relevant providers of services or other payees in accordance with the principles set forth in the Internal Revenue Service Rev. Ruling 73-54, 1973-1 C.B. 187.  The responsibility for payment shall be allocated between Touchstone Advisors and FTAM (and/or any Affiliate thereof) as may be agreed in writing by and between Touchstone Advisors and FTAM.

ARTICLE IX

ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

9.1         The Acquiring Fund Registrant, on behalf of the Acquiring Fund, and the Acquired Fund Registrant, on behalf of the Acquired Fund, agree that neither party has made to the other party any representation, warranty and/or covenant not set forth herein, and that this Agreement constitutes the entire agreement between the parties.

9.2         Except as specified in the next sentence set forth in this paragraph 9.2, the representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant to or in connection with this Agreement, shall not survive the consummation of the transactions contemplated hereunder.  The covenants to be performed after the Effective Time shall continue in effect beyond the consummation of the transactions contemplated hereunder.

ARTICLE X

TERMINATION

This Agreement may be terminated by the mutual agreement of the Acquiring Fund Registrant and the Acquired Fund Registrant.  In addition, either the Acquiring Fund Registrant or the Acquired Fund Registrant may at its option terminate this Agreement at or before the Effective Time due to:

a)	a material breach by the other of any representation, warranty, or agreement contained herein to be performed at or before the Effective Time, if not cured within 30 days; or

b)	a condition herein expressed to be precedent to the obligations of the terminating party that has not been met and it reasonably appears that it will not or cannot be met.

In addition to the foregoing, this Agreement shall terminate automatically upon the termination of the Purchase Agreement.

In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of any of the Acquiring Fund, the Acquiring Fund Registrant, the Acquired Fund, the Acquired Fund Registrant, or their respective trustees or their respective officers.

ARTICLE XI

AMENDMENTS

This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the officers of the Acquired Fund Registrant, on behalf of the Acquired Fund, and the Acquiring Fund Registrant, on behalf of the Acquiring Fund, and as specifically authorized by their respective Boards; provided, however, that following the meeting of the Acquired Fund shareholders called by the Acquired Fund pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to the Acquired Fund shareholders under this Agreement to the detriment of such shareholders without their further approval.

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ARTICLE XII

HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;
LIMITATION OF LIABILITY

The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts, without giving effect to the conflict of laws rules thereof that would require the application of the laws of another jurisdiction.

This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party.  Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, trust, or entities other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

It is expressly agreed that the obligations of the Acquiring Fund hereunder shall not be binding upon any of the trustees, shareholders, nominees, officers, agents, or employees of the Acquiring Fund Registrant personally, but shall bind only the property of the Acquiring Fund, as provided in the Declaration of Trust of the Acquiring Fund Registrant.  The execution and delivery of this Agreement have been authorized by the Touchstone Board on behalf of the Acquiring Fund and signed by authorized officers of the Acquiring Fund Registrant, acting as such.  Neither the authorization by the Touchstone Board nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of the Acquiring Fund as provided in the Declaration of Trust of the Acquiring Fund Registrant.

It is expressly agreed that the obligations of the Acquired Fund hereunder shall not be binding upon any of the trustees, shareholders, nominees, officers, agents, or employees of the Acquired Fund Registrant personally, but shall bind only the property of the Acquired Fund, as provided in the Declaration of Trust of the Acquired Fund Registrant.  The execution and delivery of this Agreement have been authorized by the Fifth Third Board on behalf of the Acquired Fund and signed by authorized officers of the Acquired Fund Registrant, acting as such.  Neither the authorization by the Fifth Third Board nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of the Acquired Fund as provided in the Declaration of Trust of the Acquired Fund Registrant.

ARTICLE XIII

DEFINITIONS

As used in this Agreement, the following terms have the following meanings:

“Action or Proceeding” means any action, suit or proceeding by any Person, or any investigation or audit by any Governmental or Regulatory Body.

“Affiliate” means, with respect to any Person, any other Person controlling, controlled by or under common control with such first Person.

“Affiliated Person” shall mean, with respect to any Person, an “affiliated person” of such Person as such term is defined in Section 2(a)(3) of the 1940 Act.

“Books and Records” means a Parties’ accounts, books, records or other documents (including but not limited to minute books, stock transfer ledgers, financial statements, tax returns and related work papers and letters from accountants, and other similar records) required to be maintained by the Parties with respect to the Acquired Fund or the Acquiring Fund, as applicable, pursuant to Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder.

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“Business Day” means a day other than (a) a day which the New York Stock Exchange is closed, (b) Saturday or Sunday or (c) a day during which trading on the New York Stock Exchange is restricted.

“Governmental or Regulatory Body” means any court, tribunal, or government or political subdivision, whether federal, state, county, local or foreign, or any agency, authority, official or instrumentality of any such government or political subdivision.

“Knowledge” means (i) with respect to the Acquired Fund Registrant and the Acquired Fund, the actual knowledge of the Acquired Fund Registrant’s officers and FTAM in its capacity as adviser to the Acquired Fund; and (ii) with respect to the Acquiring Fund Registrant and the Acquiring Fund, the actual knowledge of the Acquiring Fund Registrant’s officers, or Touchstone Advisors in its respective capacity as a service provider to the Acquiring Fund Registrant.

“Law” means any law, statute, rule, regulation or ordinance of any Governmental or Regulatory Body.

“Material Adverse Effect” as to any Person means a material adverse effect on the business, results of operations or financial condition of such Person.  For purposes of this definition, a decline in net asset value of the Acquired Fund or Acquiring Fund arising out of its investment operations or declines in market values of securities in its portfolio, the discharge of liabilities, or the redemption of shares representing interests in such fund, shall not constitute a “Material Adverse Effect.”

“NYSE” means New York Stock Exchange.

“1940 Act” means the Investment Company Act of 1940, as amended.

“1933 Act” means the Securities Act of 1933, as amended.

“1934 Act” means the Securities Exchange Act of 1934, as amended.

“Order” means any writ, judgment, decree, injunction or similar order of any Government or Regulatory Body, in each case whether preliminary or final.

“Person” means any individual, corporation, partnership, limited liability company, firm, joint venture, association, joint-stock company, trust, unincorporated organization, Governmental or Regulatory Body or other entity.

“Purchase Agreement” means the Stock and Bond Mutual Funds Purchase Agreement by and among Touchstone Advisers, FTAM and Fifth Third Financial Corporation, dated April 4, 2012.

“Fifth Third Governing Documents” means the Amended and Restated By-Laws of Fifth Third Funds dated December 10, 2008 and the Amended and Restated Declaration of Trust of Fifth Third Funds dated November 6, 2003, as they may be amended from time to time.

“SEC” means the U.S. Securities and Exchange Commission.

“Touchstone Governing Documents” means the By-Laws of Midwest Income Trust, as amended, and the Restated Agreement and Declaration of Trust dated August 26, 1993, as amended through November 17, 2011, as they may be amended from time to time.

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IN WITNESS WHEREOF, the Parties, Touchstone Advisors, Inc. and Fifth Third Asset Management, Inc. have caused this Agreement to be duly executed and delivered by their duly authorized officers, as of the day and year first above written.

FIFTH THIRD FUNDS, on behalf of each of its separate series reflected on Exhibit A

By:	/s/ E. Keith Wirtz

Name:	E. Keith Wirtz

Title:	President

TOUCHSTONE INVESTMENT TRUST, on behalf of each of its separate series reflected on Exhibit A

By:	/s/ Terrie Wiedenheft

Name:	Terrie Wiedenheft

Title:	Treasurer

FIFTH THIRD ASSET MANAGEMENT, INC.

By:	/s/ E. Keith Wirtz

Name:	E. Keith Wirtz

Title:	President

Solely for purposes of Article VIII

TOUCHSTONE ADVISORS, INC.

By:	/s/ Terrie Wiedenheft

Name:	Terrie Wiedenheft

Title:	SVP & CFO

By:	/s/ Steve Graziano

Name:	Steve Graziano

Title:	President

Solely for purposes of Article VIII

[Signature Page to Agreement and Plan of Reorganization]

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EXHIBIT A

The following chart shows (i) each Acquired Fund and its classes of shares and (ii) the corresponding Acquiring Fund and its classes of shares:

Acquired Fund, each a series of Fifth Third Funds, and its Classes of Shares	Acquiring Fund, each a series of Touchstone Investment Trust, and its Classes of Shares
Fifth Third High Yield Bond Fund	Touchstone High Yield Fund
Class A	Class A
Class B	Class A
Class C	Class C
Institutional	Class Y
Fifth Third Total Return Bond Fund	Touchstone Core Bond Fund
Class A	Class A
Class B	Class A
Class C	Class C
Institutional	Class Y

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AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this 23rd day of May 2012, by and between Touchstone Funds Group Trust, a Delaware statutory trust, with its principal place of business at 303 Broadway, Suite 1100, Cincinnati, Ohio 45202 (the “Acquiring Fund Registrant”), on behalf of Touchstone Ultra Short Duration Fixed Income Fund (the “Acquiring Fund”), and Fifth Third Funds, a Massachusetts business trust, with its principal place of business at 38 Fountain Square Plaza, Cincinnati, Ohio 45263 (the “Acquired Fund Registrant”), on behalf of Fifth Third Short Term Bond Fund (the “Acquired Fund” and, collectively with the Acquiring Fund, the “Parties”).  Fifth Third Asset Management, Inc., an Ohio corporation (“FTAM”) joins this Agreement solely for purposes of Article VIII; and Touchstone Advisors, Inc., an Ohio corporation (“Touchstone Advisors”), joins this Agreement solely for purposes of Article VIII.  Capitalized terms not otherwise defined herein shall have the meaning set forth in Article XIII hereof.

This Agreement is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “Code”), and the Treasury Regulations promulgated thereunder.  The reorganization will consist of: (i) the transfer of all of the assets of the Acquired Fund in exchange solely for corresponding class shares of the Acquiring Fund as set forth in the table below and on Exhibit A to this Agreement (each, a “Corresponding Class”) and the assumption by the Acquiring Fund of the liabilities, as set forth in paragraph 1.3, of the Acquired Fund; (ii) the distribution of the Corresponding Class shares of the Acquiring Fund to the holders of the outstanding shares of the Acquired Fund as set forth in the table below and on Exhibit A of this Agreement; and (iii) the liquidation and dissolution of the Acquired Fund as provided herein, all upon the terms and conditions set forth in this Agreement (the “Reorganization”).

The following chart shows (i) the Acquired Fund and its classes of shares and (ii) the Acquiring Fund and its corresponding classes of shares:

Acquired Fund, a series of Fifth Third Fund, and its Classes of Shares	Acquiring Fund, a series of Touchstone Funds Group Trust, and its Classes of Shares
Fifth Third Short Term Bond Fund	Touchstone Ultra Short Duration Fixed Income Fund
Class A	Class A
Class C	Class C
Institutional	Class Y

WHEREAS, the Acquiring Fund and the Acquired Fund are separate series of the Acquiring Fund Registrant and the Acquired Fund Registrant, respectively, and the Acquiring Fund Registrant and Acquired Fund Registrant are both open-end, registered management investment companies under the 1940 Act, and the Acquired Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

WHEREAS, the Acquiring Fund is authorized to issue its shares of beneficial interests;

WHEREAS, the Board of Trustees of the Acquiring Fund Registrant (“Touchstone Board”) has determined that the Reorganization, with respect to the Acquiring Fund, is in the best interests of the Acquiring Fund; and

WHEREAS, the Board of Trustees of the Acquired Fund Registrant (“Fifth Third Board”) has determined that the Reorganization, with respect to the Acquired Fund, is in the best interests of the Acquired Fund;

NOW THEREFORE, in consideration of the mutual premises, representations, and warranties made herein, covenants and agreements hereinafter contained, and for other good and valuable consideration, the receipt and sufficiency of which are acknowledged, the Parties, and FTAM and Touchstone Advisors to the extent indicated above, intending to be legally bound hereby, agree as follows:

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ARTICLE I

TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR ACQUIRING FUND
SHARES AND LIQUIDATION AND DISSOLUTION OF THE ACQUIRED FUND

1.1           THE EXCHANGE.  Subject to the terms and conditions contained herein and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all Fund Assets, as defined in paragraph 1.2, to the Acquiring Fund.  In exchange, the Acquiring Fund agrees to assume the liabilities of the Acquired Fund, as set forth in paragraph 1.3, and deliver to the Acquired Fund full and fractional shares of the Acquiring Fund (“Acquiring Fund Shares”).  The number of full and fractional shares of each Corresponding Class of Acquiring Fund Shares (to the third decimal place) shall be determined by dividing (a) the value of the Fund Assets attributable to the corresponding class of the Acquired Fund, net of the Acquired Fund’s Liabilities attributed to that class of the Acquired Fund (computed as of the Valuation Time (as defined in paragraph 2.5) in the manner set forth in paragraph 2.1), by (b) the net asset value of one share of such Corresponding Class of the Acquiring Fund Shares (computed as of the Valuation Time in the manner set forth in paragraph 2.2).  Holders of each class of shares of the Acquired Fund will receive shares of the Corresponding Class of the Acquiring Fund, as set forth in Exhibit A to this Agreement.  Such transactions shall take place at the closing on the Effective Time provided for in paragraph 3.1.

1.2           ASSETS TO BE ACQUIRED. The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all Fund Assets.  “Fund Assets” shall mean all properties and assets of every kind and description whatsoever, including, without limitation, all cash, cash equivalents, securities, claims (whether absolute or contingent, known or unknown, accrued or unaccrued and including, but not limited to, any claims that the Acquired Fund may have against any Person), litigation proceeds of any type (including, without limitation, proceeds resulting from litigation involving portfolio securities as well as market timing/late trading actions or settlements) and receivables (including dividend and interest receivable), goodwill and other intangible property, Books and Records, and all interests, rights, privileges and powers, owned by the Acquired Fund, and any prepaid expenses shown on the Acquired Fund’s books at the Valuation Time.

(a) The Acquired Fund has provided the Acquiring Fund with its most recent audited financial statements, which contain a list of all of the Acquired Fund’s assets as of the date of such statements.  The Acquired Fund hereby represents that as of the date of the execution of this Agreement and as of the Effective Time (as defined below), there have been no changes in its financial position as reflected in such financial statements other than those occurring in the ordinary course of business in connection with the purchase and sale of securities, the issuance and redemption of Acquired Fund shares and the payment of normal operating expenses, dividends and capital gains distributions.

(b)           At least ten Business Days prior to the Valuation Time, the Acquired Fund will provide the Acquiring Fund with a complete schedule of the securities and other assets of the Acquired Fund.  At least five Business Days prior to the Valuation Time, the Acquiring Fund will advise the Acquired Fund in writing of any investments of the Acquired Fund shown on the Acquired Fund’s schedule provided above which the Acquiring Fund would not be permitted to hold (a) under its investment goal, principal investment strategies or investment restrictions; or (b) under applicable Law.  Under such circumstances and, to the extent practicable, the Acquired Fund will, if requested by the Acquiring Fund in writing and, to the extent permissible and consistent with its own investment objectives and policies, dispose of such investments prior to the Valuation Time.  Notwithstanding the foregoing, nothing herein will require the Acquired Fund to dispose of any portfolio securities or other investments, if, in the reasonable judgment of the Fifth Third Board or FTAM, such disposition would adversely affect the tax-free nature of the Reorganization for federal income tax purposes or would otherwise not be in the best interests of the Acquired Fund.  The Acquired Fund shall promptly notify the Acquiring Fund of any such determination.

1.3           LIABILITIES TO BE ASSUMED OR DISCHARGED.  The Acquired Fund will, to the extent permissible and consistent with its own investment objectives and policies, use its best efforts to discharge all of the liabilities of the Acquired Fund prior to the Effective Time. The liabilities of the Acquired Fund to be assumed by the Acquiring Fund shall consist of all of the liabilities set forth on the unaudited statement of assets and liabilities to be provided pursuant to paragraph 5.6 (“Liabilities”).

1.4           DISTRIBUTION OF ACQUIRING FUND SHARES.  Immediately upon receipt, the Acquired Fund will distribute the Corresponding Class of Acquiring Fund Shares received by the Acquired Fund from the Acquiring Fund

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pursuant to paragraph 1.1 pro rata to the record holders of shares of the corresponding class of the Acquired Fund.  Such distribution will be accomplished by transferring the Acquiring Fund Shares then credited to the Acquired Fund’s account on the Books and Records of the Acquiring Fund to open accounts on the Books and Records of the Acquiring Fund established and maintained by the Acquiring Fund’s transfer agent in the names of the record holders of shares of the Acquired Fund and representing the respective pro rata number of the Acquiring Fund Shares due to such record holders.  All issued and outstanding shares of the Acquired Fund will, without further notice, be cancelled promptly by the Acquired Fund on the Acquired Fund’s Books and Records.  Any such shares issued and outstanding prior to such cancellation shall thereafter represent only the right to receive the Acquiring Fund Shares issued to the Acquired Fund in accordance with paragraph 1.1 above.  In addition, each record holder of the Acquired Fund shall have the right to receive any unpaid dividends or other distributions which were declared with respect to his/her or its shares of the Acquired Fund at or before the Valuation Time.

1.5           TRANSFER TAXES.  Any transfer taxes payable upon the issuance of Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

1.6           REPORTING RESPONSIBILITY.  Any reporting responsibility of the Acquired Fund is and shall remain the responsibility of the Acquired Fund.  The Acquiring Fund shall not assume any obligation of the Acquired Fund to file reports with the SEC, Internal Revenue Service or other regulatory or tax authority covering any reporting period ending prior to or at the Effective Time with respect to the Acquired Fund.

1.7           TERMINATION.  As soon as conveniently practicable after the distribution of the Acquiring Fund Shares pursuant to paragraph 1.4 has been made, the Acquired Fund shall take, in accordance with Massachusetts law, the 1940 Act and the Fifth Third Funds Governing Documents, all such other steps as may be necessary or appropriate to effect a complete liquidation and termination of the Acquired Fund.

1.8           BOOKS AND RECORDS.  Upon reasonable notice and except as previously disclosed to the Acquiring Fund in writing, copies of all books and records of the Acquired Fund, including all books and records required to be maintained under the 1940 Act, and the rules and regulations thereunder, shall be available for review by the Acquiring Fund and shall be provided to the Acquiring Fund as soon as practicable following the Valuation Time.

1.9           OTHER REORGANIZATION SPECIFIC ITEMS. In connection with the Reorganization, any minimum investment amounts or sales load applicable to initial investments in the Acquiring Fund Shares shall be waived with respect to the Acquired Fund shareholder’s initial receipt of Acquiring Fund Shares as part of the Reorganization.

ARTICLE II

VALUATION

2.1           VALUATION OF ACQUIRED FUND NET ASSETS.  The value of the Acquired Fund’s Fund Assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets computed as of the Valuation Time, after the declaration and payment of any dividends and/or other distributions on that date, determined in accordance with the valuation procedures approved by the Touchstone Board or such other valuation procedures as shall be mutually agreed upon by the Parties, net of the Liabilities of the Acquired Fund assumed by the Acquiring Fund.

2.2           VALUATION OF ACQUIRING FUND SHARES.  The net asset value per share of each class of Acquiring Fund Shares shall be the net asset value per share of such class of Acquiring Fund Shares computed as of the Valuation Time, in accordance with the valuation procedures approved by the Touchstone Board or such other valuation procedures as shall be mutually agreed upon by the Parties.

2.3           SHARES TO BE ISSUED.  The number of Acquiring Fund Shares to be issued (including fractional shares (to the third decimal place), if any) in connection with the Reorganization shall be determined in accordance with paragraph 1.1.

2.4           DETERMINATION OF VALUE.  All computations of value shall be made by BNY Mellon Investment Servicing (U.S.) Inc. (“BNY Mellon”) on behalf of the Acquiring Fund and the Acquired Fund.

2.5           VALUATION TIME.  “Valuation Time” shall mean 4:00 PM Eastern Time of the Business Day preceding the Effective Time.

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ARTICLE III

CLOSING AND EFFECTIVE TIME

3.1           EFFECTIVE TIME.  Subject to the terms and conditions set forth herein, the Reorganization shall occur immediately prior to the opening of business on Monday, September 10, 2012, or such other date(s) as the Parties may agree to in writing (the “Effective Time”).  To the extent any Fund Assets are, for any reason, not transferred at the Effective Time, the Acquired Fund shall cause such Fund Assets to be transferred in accordance with this Agreement at the earliest practical date thereafter.  The closing of the Reorganization shall be held in person, by facsimile, by e-mail or by such other communication means as may be mutually agreed by the Parties, at the Effective Time (the “Closing”).

3.2           CUSTODIAN’S CERTIFICATE.  The Acquired Fund shall direct State Street Bank and Trust Company, as custodian for the Acquired Fund (the “Custodian”), to deliver at the Closing a certificate of an authorized officer stating that: (a)  the Acquired Fund’s portfolio securities, cash, and any other assets have been delivered in proper form to the Acquiring Fund on the Effective Time; and (b) all necessary taxes, including all applicable federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Acquired Fund.

3.3           EFFECT OF SUSPENSION IN TRADING.  If immediately prior to the Valuation Time:  (a) the New York Stock Exchange (“NYSE”) or another primary exchange on which the portfolio securities of the Acquiring Fund or the Acquired Fund are purchased or sold, shall be closed to trading or trading on such exchange shall be restricted; or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Valuation Time shall be postponed until the first Friday that is a business day after the day when trading is fully resumed and reporting is restored or such later date as may be mutually agreed in writing by an authorized officer of each Party.

3.4           TRANSFER AGENTS’ CERTIFICATE.  The Acquired Fund shall direct Boston Financial Data Services, Inc., as transfer agent for the Acquired Fund as of the Effective Time, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of Acquired Fund shareholders, and the number and percentage (to three decimal places) ownership of outstanding shares owned by each such shareholder immediately prior to the Closing.  The Acquiring Fund shall issue and deliver or cause, BNY Mellon, its transfer agent, to issue and deliver to an officer of the Acquired Fund Registrant a confirmation evidencing Acquiring Fund Shares to be credited on the Effective Time or provide evidence satisfactory to the Acquired Fund that the Acquiring Fund Shares have been credited to the Acquired Fund’s account on the Books and Records of the Acquiring Fund.  At the Closing, each Party shall deliver to the other such bills of sale, checks, assignments, treasurer, chief financial officer, president/vice president or other officer certificates, custodian and/or transfer agent instructions and certificates, receipts and other documents, if any, as such other party or its counsel may reasonably request.

ARTICLE IV

REPRESENTATIONS AND WARRANTIES

4.1           Representations and Warranties of the Acquired Fund Registrant.  The Acquired Fund Registrant, on behalf of the Acquired Fund, hereby represents and warrants to the Acquiring Fund Registrant, on behalf of the Acquiring Fund, as follows, which representations and warranties shall be true and correct on the date hereof and agrees to confirm the continuing accuracy and completeness of the following at the Effective Time:

(a)           The Acquired Fund Registrant is a business trust duly organized, validly existing and in good standing under the Laws of the Commonwealth of Massachusetts and is duly qualified, licensed or admitted to do business and is in good standing as a foreign association under the Laws of each jurisdiction in which the nature of the business conducted by it makes such qualification, licensing or admission necessary, except in such jurisdictions where the failure to be so qualified, licensed or admitted and in good standing would not, individually or in the aggregate, have a Material Adverse Effect on its properties or assets or the properties or assets of the Acquired Fund.  The Acquired Fund has full power under the Fifth Third Governing Documents to conduct its business as it is now being conducted and to own the properties and assets it now owns.  The Acquired Fund has all necessary authorizations, licenses and approvals from any applicable Governmental or Regulatory Body necessary to carry on its business as such business

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is now being carried on except authorizations, licenses and approvals that the failure to so obtain would not have a Material Adverse Effect on the Acquired Fund.

(b)           The execution, delivery and performance of this Agreement by the Acquired Fund Registrant on behalf of the Acquired Fund and the consummation of the transactions contemplated herein have been duly and validly authorized by the Fifth Third Board, and the Fifth Third Board has approved the Reorganization and has resolved to recommend the Reorganization to the shareholders of the Acquired Fund and to call a meeting of shareholders of the Acquired Fund for the purpose of approving this Agreement and the Reorganization contemplated hereby.  Other than the approval by the requisite vote of the shareholders of the outstanding shares of the Acquired Fund in accordance with the provisions of the Fifth Third Governing Documents, applicable Massachusetts Law and the 1940 Act, no other action on the part of the Acquired Fund or its shareholders is necessary to authorize the execution, delivery and performance of this Agreement by the Acquired Fund Registrant on behalf of the Acquired Fund or the consummation of the Reorganization contemplated herein.  This Agreement has been duly and validly executed and delivered by the Acquired Fund Registrant on behalf of the Acquired Fund, and assuming due authorization, execution and delivery hereof by the Acquiring Fund Registrant on behalf of the Acquiring Fund, is a legal, valid and binding obligation of the Acquired Fund Registrant, as it relates to the Acquired Fund, enforceable in accordance with its terms (subject to applicable bankruptcy, insolvency, reorganization, moratorium and other Laws relating to or affecting creditors’ rights, to general equity principles and to any limitations on indemnity as may be required under federal and state securities Laws).

(c)           The authorized capital of the Acquired Fund consists of an unlimited number of shares of beneficial interest with no par value.  Each share represents a fractional undivided interest in the Acquired Fund.  All issued and outstanding shares of the Acquired Fund are duly authorized, validly issued, fully paid and non-assessable.  There are no outstanding options, warrants or other rights of any kind to acquire from the Acquired Fund any shares of any series or equity interests of the Acquired Fund or securities convertible into or exchangeable for, or which otherwise confer on the holder thereof any right to acquire, any such additional shares, nor is the Acquired Fund committed to issue any share appreciation or similar rights or options, warrants, rights or securities in connection with any series of shares. The Acquired Fund has no share certificates outstanding.

(d)           The Acquired Fund has no subsidiaries.

(e)           Except for consents, approvals, or waivers to be received prior to the Effective Time, including shareholder approval by the Acquired Fund, and upon the effectiveness of the Registration Statement (as defined below), the execution, delivery and performance of this Agreement by the Acquired Fund Registrant on behalf of the Acquired Fund does not, and the consummation of the transactions contemplated herein will not:  (i) violate or conflict with the terms, conditions or provisions of the Fifth Third Governing Documents, or of any material contract, agreement, indenture, instrument, or other undertaking to which the Acquired Fund Registrant is a party or by which the Acquired Fund Registrant or the Acquired Fund is bound, (ii) result in the acceleration of any obligation, or the imposition of any penalty, under any material agreement, indenture, instrument, contract, lease or other undertaking to which the Acquired Fund Registrant is a party or by which the Acquired Fund Registrant or the Acquired Fund is bound, (iii) result in a breach or violation by the Acquired Fund Registrant or the Acquired Fund of any terms, conditions, or provisions of any Law or Order, or (iv) require any consent or approval of, filing with or notice to, any Governmental or Regulatory Body other than such documents as are necessary to terminate the Acquired Fund as a series of a Massachusetts business trust.

(f)            (i)           Prior to the execution of this Agreement, the Acquired Fund has delivered to the Acquiring Fund Registrant true and complete copies of the Acquired Fund’s audited statement of assets and liabilities of as of July 31, 2011, and unaudited statement of assets and liabilities as of January 31, 2012, or a later date if available prior to the date hereof, and the related audited schedules of investments, statements of income and changes in net assets and financial highlights for the periods then ended.

 (ii)          Except as set forth in the notes thereto, all such financial statements were prepared in accordance with U.S. generally accepted accounting principles, consistently applied throughout the periods then ended, and fairly present the financial condition and results of operations of the Acquired

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Fund as of the respective dates thereof and for the respective periods covered thereby subject, in the case of the unaudited financial statements, to normal year-end audit adjustments.

 (iii)         To the best of the Acquired Fund’s Knowledge, except as reflected or reserved against in the statement of assets and liabilities included in the Acquired Fund’s audited financial statements as of July 31, 2011, and unaudited financial statements as of January 31, 2012, or in the notes thereto, or as previously disclosed in writing to the Acquiring Fund Registrant, there are no liabilities against, relating to or affecting the Acquired Fund or any of its properties and assets, other than those incurred in the ordinary course of business consistent with past practice, which, individually or in the aggregate, would have a Material Adverse Effect on the Acquired Fund or its properties or assets.  In particular, since January 31, 2012 to the best of the Acquired Fund’s Knowledge and except as previously disclosed in writing to the Acquiring Fund Registrant, there has not been any change in the financial condition, properties, assets, liabilities or business of the Acquired Fund that would have a Material Adverse Effect on the Acquired Fund or its properties or assets other than changes occurring in the ordinary course of business.

(g)           As of the date hereof, except as previously disclosed to the Acquiring Fund in writing, and except as have been corrected as required by applicable Law, and to the best of the Acquired Fund’s Knowledge, there have been no material miscalculations of the net asset value of the Acquired Fund during the twelve-month period preceding the date hereof which would have a Material Adverse Effect on the Acquired Fund or its properties or assets, and all such calculations have been made in accordance with the applicable provisions of the 1940 Act.

(h)           Except as previously disclosed to the Acquiring Fund Registrant in writing, the minute books and other similar records of the Acquired Fund Registrant as made available to the Acquiring Fund Registrant prior to the execution of this Agreement contain a true and complete record in all material respects of all material action taken at all meetings and by all written consents in lieu of meetings of the shareholders of the Acquired Fund, the Fifth Third Board and committees of the Fifth Third Board.  The stock transfer ledgers and other similar records of the Acquired Fund as made available to the Acquiring Fund Registrant prior to the execution of this Agreement accurately reflect all record transfers prior to the execution of this Agreement in the shares of the Acquired Fund.

(i)            The Acquired Fund has maintained, or caused to be maintained on its behalf, in all material respects, all Books and Records required of a registered investment company in compliance with the requirements of Section 31 of the 1940 Act and rules and regulations thereunder.

(j)            Except as set forth in writing to the Acquiring Fund, there is no Action or Proceeding pending against the Acquired Fund Registrant or the Acquired Fund or, to the best of the Acquired Fund’s Knowledge, threatened against, relating to or affecting, the Acquired Fund Registrant or the Acquired Fund.

(k)           No agent, broker, finder or investment or commercial banker, or other Person or firm engaged by or acting on behalf of the Acquired Fund Registrant or the Acquired Fund in connection with the negotiation, execution or performance of this Agreement or any other agreement contemplated hereby, or the consummation of the transactions contemplated hereby, is or will be entitled to any broker’s or finder’s or similar fees or other commissions as a result of the consummation of such transactions.

(l)            The Acquired Fund Registrant is registered with the SEC as an open-end management investment company under the 1940 Act, and such registration is in full force and effect, and the Acquired Fund is a separate series of the Acquired Fund Registrant duly designated in accordance with the applicable provisions of the Fifth Third Governing Documents and in compliance in all material respects with the 1940 Act and its rules and regulations.

(m)          All federal and other tax returns and reports of the Acquired Fund required by Law to have been filed (giving effect to any extensions) have been timely filed and are or were true, correct and complete in all material respects as of the time of their filing, and all taxes of the Acquired Fund which are due and payable (whether or not shown on any tax records) shall have been timely paid in full or provision has been made for payment thereof.  The Acquired Fund is not liable for taxes of any person other than itself and is not a party to or otherwise bound by any tax sharing, allocation, assumption or indemnification agreement or arrangement.  All of the Acquired Fund’s tax liabilities have been adequately provided for on its Books and Records in respect of all periods ending on or before the date of such Books and Records.  The Acquired Fund has not had any tax deficiency or liability asserted against it that has not

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been previously disclosed in writing to the Acquiring Fund or question with respect thereto raised, and no dispute, audit, investigation, proceeding or claim concerning any tax liabilities of the Acquired Fund has been raised by the Internal Revenue Service or by any other governmental authority in writing, and to the Acquired Fund’s Knowledge, no such dispute, audit, investigation, proceeding or claim is pending, being conducted or claimed.

(n)           The Acquired Fund has elected to be, and has met the requirements of Subchapter M of the Code for qualification and treatment as, a “regulated investment company” within the meaning of Sections 851 et seq. of the Code in respect of each taxable year since the commencement of operations, and shall continue to meet such requirements at all times through the Effective Time, treating the Effective Time as the close of its tax year if the year does not otherwise close on such date.  The Acquired Fund has not at any time since its inception been liable for and is not now liable for any material income or excise tax pursuant to Section 852 or 4982 of the Code.  The Acquired Fund has no other material tax liability (foreign, state, or local), except as accrued on the Acquired Fund’s Books and Records.  The Acquired Fund has no earnings and profits accumulated with respect to any taxable year in which the provisions of Subchapter M of the Code did not apply.

(o)           The Acquired Fund is not under the jurisdiction of a court in a “Title 11 or similar case” (within the meaning of Section 368(a)(3)(A) of the Code).

(p)           Except as otherwise disclosed in writing to the Acquiring Fund, the Acquired Fund is in compliance in all material respects with the Code and applicable regulations promulgated under the Code pertaining to the reporting of dividends and other distributions on and redemptions of its shares and has withheld in respect of dividends and other distributions and redemption proceeds and paid to the proper taxing authority all taxes required to be withheld, and is not liable for any penalties which could be imposed thereunder.

(q)           The Acquired Fund has not granted any waiver, extension or comparable consent regarding the application of the statute of limitations with respect to any taxes or tax return that is outstanding, nor has any request for such waiver or consent been made.

(r)           The Acquired Fund does not own any “converted property” (as that term is defined in Treasury Regulation Section 1.337(d)-7(a)(1)) that is subject to the rules of Section 1374 of the Code as a consequence of the application of Section 337(d)(1) of the Code and Treasury Regulations thereunder.

(s)           Except as otherwise disclosed to the Acquiring Fund, the Acquired Fund has not previously been a party to a reorganization under Section 368(a) of the Code.

(t)           The Acquired Fund has not received written notification from any tax authority that asserts a position contrary to any of the above representations in (m) through (s).

(u)           All issued and outstanding shares of the Acquired Fund have been offered and sold by the Acquired Fund in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities Laws, and are registered under the 1933 Act and under the Laws of all jurisdictions in which registration is or was required, except as may have been previously disclosed to the Acquiring Fund in writing.  Such registrations are, in all material respects, complete, current and have been continuously effective, and all fees required to be paid have been paid.  The Acquired Fund is not subject to any “stop order” and is, and was, fully qualified to sell its shares in each jurisdiction in which such shares are being, or were, registered and sold.

(v)           The current prospectus and statement of additional information of the Acquired Fund, including any amendments and supplements thereto, and each prospectus and statement of additional information of the Acquired Fund used at all times during the past three years prior to the date of this Agreement conform, or conformed at the time of its or their use, in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the applicable rules and regulations of the SEC thereunder, and do not, or did not, as of their dates of distribution to the public, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.  The Acquired Fund currently complies in all material respects with all investment objectives, policies, guidelines and restrictions and any compliance procedures established by the Acquired Fund.

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(w)          The combined proxy statement and prospectus and statement of additional information (collectively, the “Proxy Statement/Prospectus”) to be included in the Acquiring Fund Registrant’s registration statement on Form N-14 (the “Registration Statement”) and filed in connection with this Agreement, and the documents incorporated therein by reference and any amendment or supplement thereto insofar as they relate to the Acquired Fund Registrant or the Acquired Fund, each comply or will comply in all material respects with the applicable requirements of the 1933 Act, 1934 Act and the 1940 Act and the applicable rules and regulations of the SEC thereunder on the effective date of such Registration Statement.  Each of the Proxy Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto, insofar as it relates to the Acquired Fund Registrant or the Acquired Fund, does not contain any untrue statement of a material fact or omit to state a material fact necessary in order to make the statements therein, in light of the circumstances under which they were made, not materially misleading on the effective date of such Registration Statement.

(x)           Except as previously disclosed in writing to the Acquiring Fund Registrant, at the Effective Time, the Acquired Fund will have good and marketable title to the Fund Assets and full right, power, and authority to sell, assign, transfer and, upon delivery and payment for the Fund Assets, deliver such Fund Assets, free and clear of all liens, mortgages, pledges, encumbrances, charges, claims and equities, and subject to no restrictions on the subsequent transfer thereof (other than any Fund Assets consisting of restricted securities) or as otherwise disclosed in writing to the Acquiring Fund Registrant at least fifteen Business Days prior to the Effective Time, provided that the Acquiring Fund will acquire Fund Assets that are segregated or pledged as collateral for the Acquired Fund’s short sale and derivative positions (if any), including without limitation, as collateral for swap positions and as margin for futures positions, subject to such segregation and liens that apply to such Fund Assets.

(y)           The Acquired Fund Registrant has adopted and implemented written policies and procedures in accordance with Rule 38a-1 under the 1940 Act.

(z)           Except as disclosed in writing to the Acquiring Fund, to the best of the Acquired Fund’s Knowledge, no events have occurred and no issues, conditions or facts have arisen which either individually or in the aggregate have had a Material Adverse Effect on the Acquired Fund or its properties or assets other than changes occurring in the ordinary course of business.

4.2          Representations and Warranties of the Acquiring Fund Registrant.  The Acquiring Fund Registrant, on behalf of the Acquiring Fund, hereby represents and warrants to the Acquired Fund Registrant, on behalf of the Acquired Fund, as follows, which representations and warranties shall be true and correct on the date hereof and agrees to confirm the continuing accuracy and completeness of the following at the Effective Time:

(a)           The Acquiring Fund Registrant is a statutory trust duly organized, validly existing and in good standing under the Laws of the State of Delaware and is duly qualified, licensed or admitted to do business and is in good standing as a foreign association under the Laws of each jurisdiction in which the nature of the business conducted by it makes such qualification, licensing or admission necessary, except in such jurisdictions where the failure to be so qualified, licensed or admitted and in good standing would not, individually or in the aggregate, have a Material Adverse Effect on its properties or assets or the properties or assets of the Acquiring Fund.  The Acquiring Fund has full power under the Touchstone Governing Documents to conduct its business as it is now being conducted and to own the properties and assets it now owns.  The Acquiring Fund has all necessary authorizations, licenses and approvals from any applicable Governmental or Regulatory Body necessary to carry on its business as such business is now being carried on except authorizations, licenses and approvals that the failure to so obtain would not have a Material Adverse Effect on the Acquiring Fund.

(b)           The execution, delivery and performance of this Agreement by the Acquiring Fund Registrant on behalf of the Acquiring Fund and the consummation of the transactions contemplated herein have been duly and validly authorized by the Touchstone Board, and the Touchstone Board has approved the Reorganization.  No action on the part of the shareholders of the Acquiring Fund is necessary to authorize the execution, delivery and performance of this Agreement by the Acquiring Fund Registrant on behalf of the Acquiring Fund or the consummation of the Reorganization contemplated herein.  This Agreement has been duly and validly executed and delivered by the Acquiring Fund Registrant on behalf of the Acquiring Fund, and assuming due authorization, execution and delivery hereof by the Acquired Fund Registrant on behalf of the Acquired Fund, is a legal, valid and binding obligation of the Acquiring Fund Registrant, as it relates to the Acquiring Fund, enforceable in accordance with its terms (subject to

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applicable bankruptcy, insolvency, reorganization, moratorium and other Laws relating to or affecting creditors’ rights, to general equity principles and to any limitations on indemnity as may be required under federal and state securities Laws).

(c)           The authorized capital of the Acquiring Fund consists of an unlimited number of shares of beneficial interest with a par value of $0.01 per share.  Each share represents a fractional undivided interest in the Acquiring Fund.  All issued and outstanding shares of the Acquiring Fund are duly authorized, validly issued, fully paid and non-assessable, and all such shares have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities Laws, and are registered under the 1933 Act and under the Laws of all jurisdictions in which registration is or was required, except as may have been previously disclosed to the Acquired Fund in writing.  Such registrations are, in all material respects, complete, current and have been continuously effective, and all fees required to be paid have been paid.  The Acquiring Fund is not subject to any “stop order” and is, and was, fully qualified to sell its shares in each jurisdiction in which such shares are being registered and sold.  There are no outstanding options, warrants or other rights of any kind to acquire from the Acquiring Fund any shares of any series or equity interests of the Acquiring Fund or securities convertible into or exchangeable for, or which otherwise confer on the holder thereof any right to acquire, any such additional shares, nor is the Acquiring Fund committed to issue any share appreciation or similar rights or options, warrants, rights or securities in connection with any series of shares.

(d)           Except for consents, approvals, or waivers to be received prior to the Effective Time, including shareholder approval by the Acquired Fund, and upon the effectiveness of the Registration Statement, the execution, delivery and performance of this Agreement by the Acquiring Fund Registrant on behalf of the Acquiring Fund does not, and the consummation of the transactions contemplated herein will not: (i) violate or conflict with the terms, conditions or provisions of the Touchstone Governing Documents, or of any material contract, agreement, indenture, instrument, or other undertaking to which the Acquiring Fund Registrant is a party or by which the Acquiring Fund Registrant or the Acquiring Fund is bound, (ii) result in the acceleration of any obligation, or the imposition of any penalty, under any material agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund Registrant is a party or by which the Acquiring Fund Registrant or the Acquiring Fund is bound, (iii) result in a breach or violation by the Acquiring Fund Registrant or the Acquiring Fund of any terms, conditions, or provisions of any Law or Order, or (iv) require any consent or approval of, filing with or notice to, any Governmental or Regulatory Body.

(e)           Except as set forth in writing to the Acquired Fund, there is no Action or Proceeding pending against the Acquiring Fund Registrant or the Acquiring Fund or, to the best of the Acquiring Fund Registrant’s Knowledge, threatened against, relating to or affecting, the Acquiring Fund Registrant or the Acquiring Fund.

(f)           No agent, broker, finder or investment or commercial banker, or other Person or firm engaged by or acting on behalf of the Acquiring Fund Registrant or the Acquiring Fund in connection with the negotiation, execution or performance of this Agreement or any other agreement contemplated hereby, or the consummation of the transactions contemplated hereby, is or will be entitled to any broker’s or finder’s or similar fees or other commissions as a result of the consummation of such transactions.

(g)           The Acquiring Fund Registrant is registered with the SEC as an open-end management investment company under the 1940 Act, and such registration is in full force and effect, and the Acquiring Fund is a separate series of the Acquiring Fund Registrant duly designated in accordance with the applicable provisions of the Touchstone Governing Documents and in compliance in all material respects with the 1940 Act and its rules and regulations.

(h)           All federal and other tax returns and reports of the Acquiring Fund required by Law to have been filed (giving effect to any extensions) have been timely filed and are or were true, correct and complete in all material respects as of the time of their filing, and all taxes of the Acquiring Fund which are due and payable (whether or not shown on any tax return) shall have been timely paid in full or provision has been made for payment thereof.  The Acquiring Fund is not liable for taxes of any person other than itself and is not a party to or otherwise bound by any tax sharing, allocation, assumption or indemnification agreement or arrangement.  All of the Acquiring Fund’s tax liabilities have been adequately provided for on its Books and Records in respect of all periods ending on or before the date of such Books and Records.  The Acquiring Fund has not had any tax deficiency or liability asserted against it that has not

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been previously disclosed in writing to the Acquired Fund or question with respect thereto raised, and no dispute, audit, investigation, proceeding or claim concerning any tax liabilities of the Acquiring Fund has been raised by the Internal Revenue Service or by any other governmental authority in writing, and to the Acquiring Fund’s Knowledge, no such dispute, audit, investigation, proceeding or claim is pending, being conducted or claimed.

(i)           The Acquiring Fund has elected to be, and has met the requirements of Subchapter M of the Code for qualification and treatment as, a “regulated investment company” within the meaning of Sections 851 et seq. of the Code in respect of each taxable year since the commencement of operations, and shall continue to meet such requirements for its taxable year that includes the Effective Time, and intends to continue to meet such requirements for its subsequent taxable years.  The Acquiring Fund is treated as a separate corporation under Section 851(g) of the Code.  The Acquiring Fund has not at any time since its inception been liable for and is not now liable for any material income or excise tax pursuant to Section 852 or 4982 of the Code.  The Acquiring Fund has no other tax liability (foreign, state, or local), except as accrued on the Acquiring Fund’s Books and Records.  The Acquiring Fund has no earnings and profits accumulated with respect to any taxable year in which the provisions of Subchapter M of the Code did not apply.

(j)           The Acquiring Fund is not under the jurisdiction of a court in a “Title 11 or similar case” (within the meaning of Section 368(a)(3)(A) of the Code).

(k)           Except as otherwise disclosed in writing to the Acquired Fund, the Acquiring Fund is in compliance in all material respects with the Code and applicable regulations promulgated under the Code pertaining to the reporting of dividends and other distributions on and redemptions of its shares and has withheld in respect of dividends and other distributions and redemption proceeds and paid to the proper taxing authority all taxes required to be withheld, and is not liable for any penalties which could be imposed thereunder.

(l)           The Acquiring Fund has not granted any waiver, extension or comparable consent regarding the application of the statute of limitations with respect to any taxes or tax return that is outstanding, nor has any request for such waiver or consent been made.

(m)          The Acquiring Fund does not own any “converted property” (as that term is defined in Treasury Regulation Section 1.337(d)-7(a)(1)) that is subject to the rules of Section 1374 of the Code as a consequence of the application of Section 337(d)(1) of the Code and Treasury Regulations thereunder.

(n)           The Acquiring Fund has not received written notification from any tax authority that asserts a position contrary to any of the above representations in (h) through (n).

(o)           The Acquiring Fund Shares to be issued and delivered to the Acquired Fund for the account of the Acquired Fund (and to be distributed immediately thereafter to its shareholders) pursuant to the terms of this Agreement will have been duly authorized at the Effective Time and, when so issued and delivered, will be registered under the 1933 Act, duly and validly issued, fully paid and non-assessable and no shareholder of the Acquiring Fund shall have any statutory or contractual preemptive right of subscription or purchase in respect thereof.

(p)           The current prospectus and statement of additional information of the Acquiring Fund, including any amendments and supplements thereto, conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the applicable rules and regulations of the SEC thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.  To the best of the Acquiring Fund’s Knowledge, the Acquiring Fund currently complies in all material respects with all investment goals, policies, guidelines and restrictions and any compliance procedures established by the Acquiring Fund.

(q)           The Proxy Statement/Prospectus to be included in the Registration Statement and filed in connection with this Agreement, and the documents incorporated therein by reference and any amendment or supplement thereto (i) each comply or will comply in all material respects with the applicable requirements of the 1933 Act, 1934 Act and the 1940 Act and the applicable rules and regulations of the SEC thereunder on the effective date of such Registration Statement, and (ii) each does not contain any untrue statement of a material fact or omit to state a material fact necessary in order to make the statements therein, in light of the circumstances under which they were made, not materially misleading on the effective date of such Registration Statement; provided, however, that the Acquiring Fund

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Registrant makes no representations or warranties as to the information contained in the Proxy Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto in reliance upon and in conformity with information relating to the Acquired Fund Registrant or the Acquired Fund and furnished by the Acquired Fund to the Acquiring Fund Registrant specifically for use in connection with the Proxy Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto.

(r)           The Acquiring Fund Registrant has adopted and implemented written policies and procedures in accordance with Rule 38a-1 under the 1940 Act.

(s)           The Acquiring Fund has maintained, or caused to be maintained on its behalf, in all material respects, all Books and Records required of a registered investment company in compliance with the requirements of Section 31 of the 1940 Act and rules and regulations thereunder.

(t)            (i)           Prior to the execution of this Agreement, the Acquiring Fund has delivered to the Acquired Fund Registrant true and complete copies of the Acquiring Fund’s audited statement of assets and liabilities of as of September 30, 2011, or a later date if available prior to the date hereof, and the related audited schedules of investments, statements of income and changes in net assets and financial highlights for the periods then ended.

 (ii)          Except as set forth in the notes thereto, all such financial statements were prepared in accordance with U.S. generally accepted accounting principles, consistently applied throughout the periods then ended, and fairly present the financial condition and results of operations of the Acquiring Fund as of the respective dates thereof and for the respective periods covered thereby subject, in the case of the unaudited financial statements, to normal year-end audit adjustments.

 (iii)         To the best of the Acquiring Fund’s Knowledge, except as reflected or reserved against in the statement of assets and liabilities included in the Acquiring Fund’s audited financial statements as of September 30, 2011, or in the notes thereto, or as previously disclosed in writing to the Acquired Fund Registrant, there are no liabilities against, relating to or affecting the Acquiring Fund or any of its properties and assets, other than those incurred in the ordinary course of business consistent with past practice, which, individually or in the aggregate, would have a Material Adverse Effect on the Acquiring Fund or its properties or assets.  In particular, since September 30, 2011, to the best of the Acquiring Fund’s Knowledge and except as disclosed in writing to the Acquired Fund Registrant, there has not been any change in the financial condition, properties, assets, liabilities or business of the Acquiring Fund that would have a Material Adverse Effect on the Acquiring Fund or its properties or assets other than changes occurring in the ordinary course of business.

(u)           As of the date hereof, except as previously disclosed to the Acquired Fund in writing, and except as have been corrected as required by applicable Law, and to the best of the Acquiring Fund’s Knowledge, there have been no material miscalculations of the net asset value of the Acquiring Fund during the twelve-month period preceding the date hereof which would have a Material Adverse Effect on the Acquiring Fund or its properties or assets, and all such calculations have been made in accordance with the applicable provisions of the 1940 Act.

(v)           Except as disclosed in writing to the Acquired Fund, to the best of the Acquiring Fund’s Knowledge, no events have occurred and no issues, conditions or facts have arisen which either individually or in the aggregate have had a Material Adverse Effect on the Acquiring Fund or its properties or assets other than changes occurring in the ordinary course of business.

(w)           The Acquiring Fund has no unamortized or unpaid organizational fees or expenses for which it does not expect to be reimbursed by Touchstone Advisors or its Affiliates.

ARTICLE V

COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

5.1           OPERATION IN ORDINARY COURSE.  The Acquiring Fund and the Acquired Fund will each operate its respective business in the ordinary course between the date of this Agreement and the Effective Time, it being understood that such ordinary course of business will include (a) customary dividends; (b) shareholder purchases and redemptions

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and (c) seeking to cause the continued good faith performance by the investment adviser, sub-adviser(s), administrator, distributor and other service providers of their respective responsibilities in accordance with their agreements with the Acquired Fund or the Acquiring Fund, as applicable, and applicable Law.  No Party shall take any action that would, or would reasonably be expected to, result in any of its representations and warranties set forth in this Agreement being or becoming untrue in any material respect.

5.2           APPROVAL OF SHAREHOLDERS.  The Acquired Fund Registrant will call a special meeting of the Acquired Fund shareholders to consider and act upon this Agreement and to take all other appropriate action necessary to obtain approval of the transactions contemplated herein.

5.3           INVESTMENT REPRESENTATION.  The Acquired Fund covenants that the Acquiring Fund Shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution, other than in connection with the Reorganization and in accordance with the terms of this Agreement.

5.4           ADDITIONAL INFORMATION.  The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund’s shares.

5.5           FURTHER ACTION.  Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Effective Time.

5.6           FINANCIAL STATEMENTS.  At the Closing, the Acquired Fund will deliver to the Acquiring Fund an unaudited statement of assets and liabilities of the Acquired Fund, together with a schedule of portfolio investments as of and for the interim period ending at the Valuation Time.  These financial statements will present fairly in all material respects the financial position and portfolio investments of the Acquired Fund as of the Valuation Time in conformity with U.S. generally accepted accounting principles applied on a consistent basis, and there will be no material contingent liabilities of the Acquired Fund not disclosed in said financial statements.  These financial statements shall be certified by the Treasurer of the Acquired Fund Registrant as, to the best of his or her Knowledge, complying with the requirements of the preceding sentence.  The Acquired Fund also will deliver to the Acquiring Fund at the Effective Time (i) the detailed tax-basis accounting records for each security or other investment to be transferred to the Acquiring Fund hereunder, which shall be prepared in accordance with the requirements for specific identification tax-lot accounting and clearly reflect the basis used for determination of gain and loss realized on the partial sale of any security to be transferred to the Acquiring Fund and (ii) a statement of earnings and profits of the Acquired Fund for federal income tax purposes that shall be carried over by the Acquired Fund as a result of Code Section 381 and which shall be certified by the Treasurer of the Acquired Fund Registrant.

5.7           PROXY STATEMENT/ PROSPECTUS AND REGISTRATION STATEMENT.  The Parties will cooperate with each other in the preparation of the Proxy Statement/Prospectus and Registration Statement and cause the Registration Statement to be filed with the SEC in a form satisfactory to the Parties and their respective counsel as promptly as practicable.  Upon effectiveness of the Registration Statement, the Acquired Fund will cause the Proxy Statement/Prospectus to be delivered to shareholders of the Acquired Fund entitled to vote on this Agreement and the transactions contemplated herein in accordance with the Fifth Third Governing Documents.  Each Party will provide the materials and information necessary to prepare the Registration Statement, for inclusion therein, in connection with the shareholder meeting of the Acquired Fund to consider the approval of this Agreement and the transactions contemplated herein. If, at any time prior to the Effective Time, a Party becomes aware of any untrue statement of material fact or omission to state a material fact required to be stated therein or necessary to make the statements made not misleading in light of the circumstances under which they were made, the Party discovering the item shall notify the other Parties and the Parties shall cooperate in promptly preparing, filing and clearing with the SEC and, if appropriate, distributing to shareholders appropriate disclosure with respect to the item.

5.8           PRE-CLOSING DIVIDEND. On or before the Effective Time, the Acquired Fund shall have declared and paid to its shareholders of record a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing all of the Acquired Fund’s investment company taxable income (computed without regard to any deduction for dividends paid), if any, plus the excess, if any, of its interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for all taxable years ending on or before the Effective Time, and all of its net capital gains realized (after reduction for any capital loss carry forward), if any, in all taxable years ending on or before the Effective Time.

5.9           TAX-FREE REORGANIZATION.  It is the intention of the parties that the transaction contemplated by this Agreement with respect to the Acquired Fund and the Acquiring Fund will qualify as a reorganization within the meaning

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of Section 368(a) of the Code.  None of the Parties to this Agreement shall take any action or cause any action to be taken, including, without limitation, the filing of any tax return, that is inconsistent with such treatment or that results in the failure of the transaction to qualify as a reorganization within the meaning of Section 368(a) of the Code.

5.10         INFORMATION.  The Parties will furnish to each other, and each other’s accountants, legal counsel and other representatives, as appropriate, throughout the period prior to the Effective Time, all such documents and other information concerning the Acquired Fund and the Acquiring Fund, respectively, and their business and properties as may reasonably be requested by the other Party.  Such cooperation shall include providing copies of reasonably requested documents and other information.  Each Party shall make its officers available on a mutually convenient basis to provide an explanation of any documents or information provided hereunder to the extent that such Party’s officers are familiar with such documents or information.

5.11         NOTICE OF MATERIAL CHANGES.  Each Party will notify the other Parties of any event causing a Material Adverse Effect to such Party as soon as practicable following such Party’s Knowledge of any event causing such a Material Adverse Effect.

5.12         OTHER NECESSARY ACTION.  The Parties will each take all necessary action and use their reasonable best efforts to complete all filings, obtain all governmental and other consents and approvals and satisfy any other provision required for consummation of the transactions contemplated by this Agreement.

5.13         ISSUED SHARES.  The Acquiring Fund Shares to be issued and delivered to the Acquired Fund for the account of the Acquired Fund (and to be distributed immediately thereafter to its shareholders) pursuant to this Agreement, will have been duly authorized at the Effective Time.  Said shares when issued and delivered will be registered under the 1933 Act, will be duly and validly issued, fully paid and non-assessable.  No shareholder of the Acquiring Fund shall have any statutory or contractual preemptive right of subscription or purchase in respect thereof.

5.14         FINAL TAX RETURNS AND FORMS 1099 OF ACQUIRED FUND.  After the Effective Time, except as otherwise agreed to in writing by the Parties, the Acquired Fund shall or shall cause its agents to prepare any federal, state or local returns, including any Forms 1099, required to be filed by the Acquired Fund with respect to its final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall further cause such tax returns and Forms 1099 to be duly filed with the appropriate taxing authorities.

5.15         COMPLIANCE WITH SECTION 15(f).  The Acquiring Fund Registrant agrees that, for the minimum time periods specified in Section 15(f) of the 1940 Act it shall take (or refrain from taking, as the case may be) such actions as are necessary to ensure that: (a) at least seventy-five percent (75%) of the trustees of the Acquiring Fund Registrant shall not be “interested persons” (as that term is defined in the 1940 Act) of the Acquiring Fund’s investment adviser or the Acquired Fund’s investment adviser; (b) no “unfair burden” (as that term is defined in Section 15(f)(2)(B) of the 1940 Act) shall be imposed on the Acquired Fund; and (c) each vacancy among the trustees of the Acquiring Fund Registrant which must be filled by a person who is neither an interested person of the Acquiring Fund’s investment adviser nor of the Acquired Fund’s investment adviser so as to comply with Section 15(f) of the 1940 Act, as if such Section were applicable, shall be filled in the manner specified by Section 16(b) of the 1940 Act.  The Acquiring Fund Registrant may elect, in lieu of the covenants set forth in the preceding sentence, to apply for and obtain an exemptive order under Section 6(c) of the 1940 Act from the provisions of Section 15(f)(1)(A) of the 1940 Act, in form and substance reasonably acceptable to FTAM.

ARTICLE VI

CONDITIONS PRECEDENT

6.1           Conditions Precedent to Obligations of the Acquired Fund Registrant.  The obligations of the Acquired Fund Registrant, on behalf of the Acquired Fund, to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund Registrant and the Acquiring Fund of all of their obligations to be performed by them pursuant to this Agreement on or before the Effective Time, and, in addition thereto, subject to the following further conditions unless waived by the Acquired Fund Registrant in writing:

(a)
All representations and warranties of the Acquiring Fund Registrant, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Effective Time with the same force and effect as if made at and as of the Effective Time; provided that the Acquiring Fund and the Acquiring Fund Registrant shall be given a period of ten Business Days from the date on which any such representation or warranty shall not be true and correct in all material respects to cure such condition.

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(b)	The Acquiring Fund shall have furnished to the Acquired Fund the opinion of Pepper Hamilton LLP dated as of the Effective Time, substantially to the effect that:

(i)           the Acquiring Fund Registrant is a statutory trust, validly existing under the Delaware Statutory Trust Act, and, to such counsel’s knowledge, has power under the Touchstone Governing Documents to conduct its business and own its assets as described in its currently effective registration statement on Form N-1A;

(ii)          the Acquiring Fund Registrant is registered with the SEC under the 1940 Act as an open-end management investment company and, to such counsel’s knowledge, its registration with the SEC is in full force and effect;

(iii)         the Acquiring Fund Shares to be issued and delivered by the Acquiring Fund Registrant pursuant to this Agreement have been duly authorized for issuance and, when issued and delivered as provided herein, will be validly issued, fully paid and non-assessable under the Delaware Statutory Trust Act and no preemptive rights of shareholders exist with respect to any such shares or the issue or delivery thereof;

(iv)         except as disclosed in writing to the Acquired Fund, such counsel knows of no material legal proceedings pending against the Acquiring Fund Registrant;

(v)          the execution and delivery of this Agreement has been duly authorized by all requisite trust action; this Agreement has been duly executed and delivered by the Acquiring Fund Registrant on behalf of the Acquiring Fund, and, assuming due authorization, execution and delivery by the Acquired Fund Registrant on behalf of the Acquired Fund, constitutes a valid and legally binding obligation of the Acquiring Fund Registrant, on behalf of the Acquiring Fund, enforceable against the Acquiring Fund Registrant in accordance with its terms;

(vi)         the Registration Statement has become effective under the 1933 Act and, to the knowledge of such counsel, no stop order suspending the effectiveness of the Registration Statement has been issued under the 1933 Act and no proceedings for that purpose have been instituted or threatened by the SEC;

(vii)        the execution and delivery of this Agreement by the Acquiring Fund Registrant did not and the consummation of the transactions herein contemplated by the Acquiring Fund Registrant will not result in a material breach of the terms or provisions of, or constitute a material default under the Touchstone Governing Documents;

(viii)       the execution and delivery of this Agreement did not and the consummation of the transactions herein contemplated will not result in a material violation by the Acquiring Fund Registrant or the Acquiring Fund of any provisions of any statutory federal securities Law or the Delaware Statutory Trust Act; and

(ix)         to the knowledge of such counsel, no consent, approval, authorization, or other action by or filing with any Governmental or Regulatory Body is required to be made on the part of the Acquiring Fund Registrant in connection with the consummation of the transactions herein contemplated, except such as have been obtained or made under the 1933 Act, 1934 Act and the 1940 Act and the applicable rules and regulations of the SEC thereunder and the Delaware Statutory Trust Act.

Such opinion shall be subject to such qualifications or limitations as are customary with respect to the subject matter thereof.  In rendering such opinion, Pepper Hamilton LLP may rely upon certificates of officers of the Acquiring Fund Registrant and of public officials as to matters of fact.

(c)
The Acquiring Fund shall have furnished to the Acquired Fund a certificate of the Acquiring Fund, signed by the President or Vice President and Treasurer of the Acquiring Fund Registrant, dated as of the Effective Time, to the effect that they have examined the Proxy Statement/Prospectus and the Registration Statement (and any supplement thereto) and this Agreement and that:

(i) to the best of their Knowledge, the representations and warranties of the Acquiring Fund Registrant in this Agreement are true and correct in all material respects on and as of the Effective Time and the Acquiring Fund Registrant has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to the Effective Time; and

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(ii) no stop order suspending the effectiveness of the Registration Statement has been issued and no proceedings for that purpose are pending or, to such officers’ Knowledge, threatened in writing.

(d)	An officer of the Acquired Fund Registrant shall have received the confirmation from the Acquiring Fund or BNY Mellon required under paragraph 3.4 of this Agreement.

(e)
The Acquiring Fund shall have duly executed and delivered to the Acquired Fund such assumptions of Liabilities and other instruments as the Acquired Fund may reasonably deem necessary or desirable to evidence the transactions contemplated by this Agreement, including the assumption of the Liabilities of the Acquired Fund by the Acquiring Fund.

(f)
The Acquiring Fund Registrant, on behalf of the Acquiring Fund, shall have entered into an expense limitation agreement with Touchstone Advisors consistent with the form of expense limitation agreement filed with the Registration Statement and in the amounts and duration as disclosed in the Registration Statement.

6.2          Conditions Precedent to Obligations of the Acquiring Fund Registrant.  The obligations of the Acquiring Fund Registrant, on behalf of the Acquiring Fund, to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund Registrant and the Acquired Fund of all of their obligations to be performed by them pursuant to this Agreement on or before the Effective Time, and, in addition thereto, subject to the following further conditions unless waived by the Acquiring Fund Registrant in writing:

(a)          All representations and warranties of the Acquired Fund Registrant, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Effective Time with the same force and effect as if made at and as of the Effective Time; provided that the Acquired Fund and the Acquired Fund Registrant shall be given a period of ten Business Days from the date on which any such representation or warranty shall not be true and correct in all material respects to cure such condition.

(b)          The Acquired Fund shall have furnished to the Acquiring Fund the opinion of Vedder Price P.C. dated as of the Effective Time, substantially to the effect that:

(i)           the Acquired Fund Registrant is a business trust, validly existing under the laws of the Commonwealth of Massachusetts, and, to such counsel’s knowledge, has power under the Fifth Third Governing Documents to conduct its business and own its assets as described in its currently effective registration statement on Form N-1A;

(ii)          the Acquired Fund Registrant is registered with the SEC under the 1940 Act as an open-end management investment company and, to such counsel’s knowledge, its registration with the SEC is in full force and effect;

(iii)         except as disclosed in writing to the Acquiring Fund, such counsel knows of no material legal proceedings pending against the Acquired Fund Registrant;

(iv)         the execution and delivery of this Agreement has been duly authorized by all requisite trust action; this Agreement has been duly executed and delivered by the Acquired Fund Registrant on behalf of the Acquired Fund and, assuming due authorization, execution and delivery by the Acquiring Fund Registrant on behalf of the Acquiring Fund, constitutes a valid and legally binding obligation of the Acquired Fund Registrant, on behalf of the Acquired Fund, enforceable against the Acquired Fund Registrant in accordance with its terms;

(v)          the execution and delivery of this Agreement by the Acquired Fund Registrant did not and the consummation of the transactions herein contemplated by the Acquired Fund Registrant will not result in a material breach of the terms or provisions of, or constitute a material default under, the Fifth Third Governing Documents (assuming that approval of shareholders of the Acquired Fund has been obtained);

(vi)          the execution and delivery of this Agreement did not and the consummation of the transactions herein contemplated will not result in a material violation by the Acquired Fund Registrant or the Acquired Fund of any provisions of any statutory federal securities Law or the statutory laws of the Commonwealth of Massachusetts as they relate to voluntary associations commonly referred to as “Massachusetts business trusts;” and

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(vii)         to the knowledge of such counsel, no consent, approval, authorization, or other action by or filing with any Governmental or Regulatory Body is required to be made on the part of the Acquired Fund Registrant in connection with the consummation of the transactions herein contemplated, except such as have been obtained or made under the 1933 Act, 1934 Act and the 1940 Act and the applicable rules and regulations of the SEC thereunder and the laws of the Commonwealth of Massachusetts and such authorizations and filings as are necessary to terminate the Acquired Fund as a series of a Massachusetts business trust.

Such opinion shall be subject to such qualifications or limitations as are customary with respect to the subject matter thereof.  In rendering such opinion, Vedder Price P.C. may rely upon certificates of officers of the Acquired Fund Registrant and of public officials as to matters of fact.

(c)          The Acquired Fund shall have furnished to the Acquiring Fund the unaudited financial statements required by paragraph 5.6.

(d)          The Acquired Fund shall have furnished to the Acquiring Fund a certificate of the Acquired Fund, signed by the President or Vice President and Treasurer of the Acquired Fund Registrant, dated as of the Effective Time, to the effect that they have examined the Proxy Statement/Prospectus, the Registration Statement (and any supplement thereto) and this Agreement and that:

(i)           to the best of their Knowledge, the representations and warranties of the Acquired Fund Registrant in this Agreement are true and correct in all material respects on and as of the Effective Time and the Acquired Fund Registrant has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to the Effective Time; and

(ii)          since the date of the most recent financial statements of the Acquired Fund included in the Proxy Statement/Prospectus (or any supplement thereto), there has been no Material Adverse Effect on the business of the Acquired Fund (other than changes in the ordinary course of business, including, without limitation, dividends and other distributions in the ordinary course and changes in net asset value per share), except as set forth in or contemplated in the Proxy Statement/Prospectus (or any supplement thereto).

(e)          The Acquired Fund shall have duly executed and delivered to the Acquiring Fund Registrant such bills of sale, assignments, certificates and other instruments of transfer, including transfer instructions to the Acquired Fund’s custodian and instructions to the Acquiring Fund Registrant’s transfer agent (“Transfer Documents”) as the Acquiring Fund Registrant may reasonably deem necessary or desirable to evidence the transfer to the Acquiring Fund of all of the right, title and interest of the Acquired Fund in and to the respective Fund Assets of the Acquired Fund.  In each case, the Fund Assets of the Acquired Fund shall be accompanied by all necessary state stock transfer stamps or cash for the appropriate purchase price therefor.

(f)          The Acquiring Fund shall have received:  (i) a certificate of an authorized signatory of Acquired Fund Custodian, as custodian for the Acquired Fund, stating that the Fund Assets of the Acquired Fund have been delivered to the Acquiring Fund; (ii) a certificate of an authorized signatory of Brown Brothers Harriman & Co., as custodian for the Acquiring Fund, stating that the Fund Assets of the Acquired Fund have been received; and (iii) a certificate of an authorized signatory of the Acquired Fund confirming that the Acquired Fund has delivered its records containing the names and addresses of the record holders of the Acquired Fund shares and the number and percentage (to three decimal places) of ownership of the Acquired Fund shares owned by each such holder as of the close of business at the Valuation Time.

(g)           At the Valuation Time and Effective Time, except as previously disclosed to the Acquiring Fund in writing, and except as have been corrected as required by applicable Law, there shall have been no material miscalculations of the net asset value of the Acquired Fund during the twelve-month period preceding the Valuation Time and Effective Time, and all such calculations shall have been made in accordance with the applicable provisions of the 1940 Act.  At the Valuation Time and Effective Time, all Liabilities chargeable to the Acquired Fund which are required to be reflected in the net asset value per share of a share class of the Acquired Fund in accordance with applicable Law will be reflected in the net asset value per share of the Acquired Fund.

(h)           The Acquired Fund’s agreements with each of its service contractors shall have terminated at the Effective Time, and each Party has received assurance that no claims for damages (liquidated or otherwise) will arise as a result of such termination.

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ARTICLE VII

FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE
ACQUIRING FUND AND ACQUIRED FUND

If any of the conditions set forth below do not exist on or before the Effective Time with respect to the Acquired Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

7.1         This Agreement and the transactions contemplated herein, with respect to the Acquired Fund, shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with applicable law and the provisions of the Fifth Third Governing Documents. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 7.1.

7.2         At the Effective Time, the SEC shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act.  Furthermore, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with this Agreement or the transactions contemplated herein.

7.3         All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the SEC and of state securities authorities, including any necessary “no-action” positions and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a Material Adverse Effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may waive any such conditions for itself.

7.4         The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued.  To the best knowledge of the parties to this Agreement, no investigation or proceeding relating to the Registration Statement shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

7.5         Each of the Acquiring Fund and the Acquired Fund shall have received a favorable opinion of Pepper Hamilton LLP substantially to the effect that, for federal income tax purposes:

(i)           The acquisition by the Acquiring Fund of all of the assets of the Acquired Fund solely in exchange for the Acquiring Fund’s assumption of the Liabilities of the Acquired Fund and issuance of the Acquiring Fund Shares, followed by the distribution of such Acquiring Fund Shares by the Acquired Fund in complete liquidation to the Acquired Fund shareholders in exchange for their Acquired Fund shares, all as provided in this Agreement, will constitute a reorganization within the meaning of Section 368(a) of the Code, and the Acquired Fund and the Acquiring Fund each will be “a party to a reorganization” within the meaning of Section 368(b) of the Code;

(ii)          Under Code Section 361, no gain or loss will be recognized by the Acquired Fund (i) upon the transfer of its assets to the Acquiring Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the Liabilities of the Acquired Fund or (ii) upon the distribution of the Acquiring Fund Shares by the Acquired Fund to the Acquired Fund shareholders in complete liquidation, as contemplated in this Agreement;

(iii)         Under Code Section 1032, no gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund solely in exchange for the assumption of the Liabilities of the Acquired Fund and issuance of the Acquiring Fund Shares as contemplated in this Agreement;

(iv)         Under Code Section 362(b), the tax basis of the assets of the Acquired Fund received by the Acquiring Fund will be the same as the tax basis of such assets in the hands of the Acquired Fund immediately prior to the Reorganization;

(v)          Under Code Section 1223(2), the holding periods of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the periods during which such assets were held by the Acquired Fund;

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(vi)         Under Code Section 354, no gain or loss will be recognized by the Acquired Fund shareholders upon the exchange of all of their Acquired Fund shares solely for the Acquiring Fund Shares in the Reorganization;

(vii)        Under Code Section 358, the aggregate tax basis of the Acquiring Fund Shares to be received by each Acquired Fund shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Acquired Fund shares exchanged therefor;

(viii)       Under Code Section 1223(1), an Acquired Fund shareholder’s holding period for the Acquiring Fund Shares to be received will include the period during which the Acquired Fund shares exchanged therefor were held by such shareholder, provided that the Acquired Fund shareholder held the Acquired Fund shares as a capital asset at the time of the Reorganization.

No opinion will be expressed as to (1) the effect of the Reorganization on (A) the Acquired Fund or the Acquiring Fund with respect to any asset as to which any unrealized gain or loss is required to be recognized for U.S. federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting and (B) any Acquired Fund shareholder or Acquiring Fund shareholder that is required to recognize unrealized gains and losses for U.S. federal income tax purposes under a mark-to-market system of accounting, or (C) the Acquired Fund or the Acquiring Fund with respect to any stock held in a passive foreign investment company as defined in Section 1297(a) of the Code or (2) any other federal tax issues (except those set forth above) and all state, local or foreign tax issues of any kind.

Such opinion shall be based on customary assumptions, limitations and such representations as Pepper Hamilton LLP may reasonably request, and the Acquired Fund and Acquiring Fund will cooperate to make and certify the accuracy of such representations.  Such opinion may contain such assumptions and limitations as shall be in the opinion of such counsel appropriate to render the opinions expressed therein.  Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 7.5.

ARTICLE VIII

EXPENSES

8.1           The Acquired Fund and the Acquiring Fund will not bear any expenses associated with their participation in the Reorganization, except as contemplated in this Article VIII.  Touchstone Advisors, FTAM and/or their respective Affiliates will bear and pay, in such proportion as may be agreed upon in writing by such parties, all fees and expenses associated with the Parties’ participation in the Reorganization without regard to whether the Reorganization is consummated.  Reorganization expenses shall include, without limitation, obtaining shareholder approval of the Reorganization.  The Acquiring Fund shall bear expenses associated with the qualification of Acquiring Fund Shares for sale in the various states.

8.2           All such fees and expenses so borne and paid by Touchstone Advisors, FTAM and/or their respective Affiliates shall be solely and directly related to the transactions contemplated by this Agreement and shall be paid directly by Touchstone Advisors, FTAM and/or their Affiliates to the relevant providers of services or other payees in accordance with the principles set forth in the Internal Revenue Service Rev. Ruling 73-54, 1973-1 C.B. 187.  The responsibility for payment shall be allocated between Touchstone Advisors and FTAM (and/or any Affiliate thereof) as may be agreed in writing by and between Touchstone Advisors and FTAM.

ARTICLE IX

ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

9.1           The Acquiring Fund Registrant, on behalf of the Acquiring Fund, and the Acquired Fund Registrant, on behalf of the Acquired Fund, agree that neither party has made to the other party any representation, warranty and/or covenant not set forth herein, and that this Agreement constitutes the entire agreement between the parties.

9.2           Except as specified in the next sentence set forth in this paragraph 9.2, the representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant to or in connection with this Agreement, shall not survive the consummation of the transactions contemplated hereunder.  The covenants to be performed after the Effective Time shall continue in effect beyond the consummation of the transactions contemplated hereunder.

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ARTICLE X

TERMINATION

This Agreement may be terminated by the mutual agreement of the Acquiring Fund Registrant and the Acquired Fund Registrant.  In addition, either the Acquiring Fund Registrant or the Acquired Fund Registrant may at its option terminate this Agreement at or before the Effective Time due to:

a)	a material breach by the other of any representation, warranty, or agreement contained herein to be performed at or before the Effective Time, if not cured within 30 days; or

b)	a condition herein expressed to be precedent to the obligations of the terminating party that has not been met and it reasonably appears that it will not or cannot be met.

In addition to the foregoing, this Agreement shall terminate automatically upon the termination of the Purchase Agreement.

In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of any of the Acquiring Fund, the Acquiring Fund Registrant, the Acquired Fund, the Acquired Fund Registrant, or their respective trustees or their respective officers.

ARTICLE XI

AMENDMENTS

This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the officers of the Acquired Fund Registrant, on behalf of the Acquired Fund, and the Acquiring Fund Registrant, on behalf of the Acquiring Fund, and as specifically authorized by their respective Boards; provided, however, that following the meeting of the Acquired Fund shareholders called by the Acquired Fund pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to the Acquired Fund shareholders under this Agreement to the detriment of such shareholders without their further approval.

ARTICLE XII

HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;
LIMITATION OF LIABILITY

The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware, without giving effect to the conflict of laws rules thereof that would require the application of the laws of another jurisdiction.

This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party.  Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, trust, or entities other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

It is expressly agreed that the obligations of the Acquiring Fund hereunder shall not be binding upon any of the trustees, shareholders, nominees, officers, agents, or employees of the Acquiring Fund Registrant personally, but shall bind only the property of the Acquiring Fund, as provided in the Declaration of Trust of the Acquiring Fund Registrant.  The execution and delivery of this Agreement have been authorized by the Touchstone Board on behalf of the Acquiring Fund and signed by authorized officers of the Acquiring Fund Registrant, acting as such.  Neither the authorization by the Touchstone Board nor the execution and delivery by such officers shall be deemed to have been

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made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of the Acquiring Fund as provided in the Declaration of Trust of the Acquiring Fund Registrant.

It is expressly agreed that the obligations of the Acquired Fund hereunder shall not be binding upon any of the trustees, shareholders, nominees, officers, agents, or employees of the Acquired Fund Registrant personally, but shall bind only the property of the Acquired Fund, as provided in the Declaration of Trust of the Acquired Fund Registrant.  The execution and delivery of this Agreement have been authorized by the Fifth Third Board on behalf of the Acquired Fund and signed by authorized officers of the Acquired Fund Registrant, acting as such.  Neither the authorization by the Fifth Third Board nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of the Acquired Fund as provided in the Declaration of Trust of the Acquired Fund Registrant.

ARTICLE XIII

DEFINITIONS

As used in this Agreement, the following terms have the following meanings:

“Action or Proceeding” means any action, suit or proceeding by any Person, or any investigation or audit by any Governmental or Regulatory Body.

“Affiliate” means, with respect to any Person, any other Person controlling, controlled by or under common control with such first Person.

“Affiliated Person” shall mean, with respect to any Person, an “affiliated person” of such Person as such term is defined in Section 2(a)(3) of the 1940 Act.

“Books and Records” means a Parties’ accounts, books, records or other documents (including but not limited to minute books, stock transfer ledgers, financial statements, tax returns and related work papers and letters from accountants, and other similar records) required to be maintained by the Parties with respect to the Acquired Fund or the Acquiring Fund, as applicable, pursuant to Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder.

“Business Day” means a day other than (a) a day which the New York Stock Exchange is closed, (b) Saturday or Sunday or (c) a day during which trading on the New York Stock Exchange is restricted.

“Governmental or Regulatory Body” means any court, tribunal, or government or political subdivision, whether federal, state, county, local or foreign, or any agency, authority, official or instrumentality of any such government or political subdivision. “Knowledge” means (i) with respect to the Acquired Fund Registrant and the Acquired Fund, the actual knowledge of the Acquired Fund Registrant’s officers and FTAM in its capacity as adviser to the Acquired Fund; and (ii) with respect to the Acquiring Fund Registrant and the Acquiring Fund, the actual knowledge of the Acquiring Fund Registrant’s officers, or Touchstone Advisors in its respective capacity as a service provider to the Acquiring Fund Registrant.

“Law” means any law, statute, rule, regulation or ordinance of any Governmental or Regulatory Body.

“Material Adverse Effect” as to any Person means a material adverse effect on the business, results of operations or financial condition of such Person.  For purposes of this definition, a decline in net asset value of the Acquired Fund or Acquiring Fund arising out of its investment operations or declines in market values of securities in its portfolio, the discharge of liabilities, or the redemption of shares representing interests in such fund, shall not constitute a “Material Adverse Effect.”

“NYSE” means New York Stock Exchange.

“1940 Act” means the Investment Company Act of 1940, as amended.

“1933 Act” means the Securities Act of 1933, as amended.

“1934 Act” means the Securities Exchange Act of 1934, as amended.

“Order” means any writ, judgment, decree, injunction or similar order of any Government or Regulatory Body, in each case whether preliminary or final.

A-111

“Person” means any individual, corporation, partnership, limited liability company, firm, joint venture, association, joint-stock company, trust, unincorporated organization, Governmental or Regulatory Body or other entity.

“Purchase Agreement” means the Stock and Bond Mutual Funds Purchase Agreement by and among Touchstone Advisers, FTAM and Fifth Third Financial Corporation, dated April 4, 2012.

“Fifth Third Governing Documents” means the Amended and Restated By-Laws of Fifth Third Funds dated December 10, 2008 and the Amended and Restated Declaration of Trust of Fifth Third Funds dated November 6, 2003, as they may be amended from time to time.

“SEC” means the U.S. Securities and Exchange Commission.

“Touchstone Governing Documents” means the By-laws of Constellation Funds as amended and restated November 18, 2004 and the Amended and Restated Agreement and Declaration of Trust dated September 7, 1998, as amended through November 17, 2006, as they may be amended from time to time.
A-112

IN WITNESS WHEREOF, the Parties, Touchstone Advisors, Inc. and Fifth Third Asset Management, Inc. have caused this Agreement to be duly executed and delivered by their duly authorized officers, as of the day and year first above written.

FIFTH THIRD FUNDS, on behalf of Fifth Third Short Term Bond Fund

By:	/s/ E. Keith Wirtz

Name:	E. Keith Wirtz

Title:	President

TOUCHSTONE FUNDS GROUP TRUST, on behalf of Touchstone Ultra Short Duration Fixed Income Fund

By:	/s/ Tim Paulin

Name:	Tim Paulin

Title:	VP

FIFTH THIRD ASSET MANAGEMENT, INC.

By:	/s/ E. Keith Wirtz

Name:	E. Keith Wirtz

Title:	President

Solely for purposes of Article VIII

TOUCHSTONE ADVISORS, INC.

By:	/s/ Tim Paulin

Name:	Tim Paulin

Title:	VP

By:	/s/ Steve Graziano

Name:	Steve Graziano

Title:	President

Solely for purposes of Article VIII

[Signature Page to Agreement and Plan of Reorganization]
A-113

EXHIBIT A

The following chart shows (i) the Acquired Fund and its classes of shares and (ii) the Acquiring Fund and its classes of shares:

Acquired Fund, a series of Fifth Third Funds, and its Classes of Shares	Acquiring Fund, a series of Touchstone Funds Group Trust, and its Classes of Shares
Fifth Third Short Term Bond Fund	Touchstone Ultra Short Duration Fixed Income Fund
Class A	Class A
Class C	Class C
Institutional	Class Y
A-114

EXHIBIT B: COMPARISON OF THE FUNDAMENTAL INVESTMENT LIMITATIONS

          A fundamental investment limitation cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund’s outstanding shares. The term “majority of the outstanding shares” means the vote of (i) 67% or more of a Fund’s share s present at a meeting, if more than 50% of the outstanding shares of a Fund are present or represented by proxy, or (ii) more than 50% of a Fund’s outstanding shares, whichever is less. The following charts compare the fundamental investment limitations of each Acquired Fund and the corresponding Acquiring Fund and sets forth the material differences, if any.

           Several of the fundamental investment limitations include the defined term “1940 Act Laws, Interpretations and Exemptions.” This term means the 1940 Act and the rules and regulations promulgated thereunder, as such statutes, rules and regulations are amended from time to time or are interpreted from time to time by the staff of the SEC and any exemptive order or similar relief granted to a Fund.

           Some of the Funds have also adopted non-fundamental limitations which restrict circumstances in which and the degree to which the Funds can engage in borrowing, engage in lending, purchase securities on margin, invest in illiquid securities, invest in options, invest in investment companies and make short sales. Each Fund may be subject to other investment limitations that are not identified below. The full list of each Fund’s fundamental and non-fundamental investment limitations may be found in each Fund’s respective SAI and the SAI related to this Prospectus/Proxy Statement for the Shell Funds. Please see the front cover page for information on how to obtain a copy of the each Fund’s respective SAI and the SAI related to this Prospectus/Proxy Statement for the Shell Funds.

	Acquired Funds	Acquiring Funds
	Fifth Third Quality Growth Fund	Touchstone Large Cap Growth Fund

Fundamental Investment Limitation	Fifth Third Mid Cap Growth Fund	Touchstone Growth Opportunities Fund	Material Differences
Diversification
A Fund may purchase securities of any issuer only when consistent with the maintenance of its status as a diversified company under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

Under the 1940 Act, and the rules, regulations, and interpretations thereunder, a “diversified company,” as to 75% of its total assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or its instrumentalities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of such issuer or more than 10% of the issuer’s voting securities would be held by the fund.
No fundamental policy. Each Fund is a “non-diversified company” as defined in the 1940 Act.
As non-diversified companies, the Touchstone Large Cap Growth Fund and the Touchstone Growth Opportunities Fund may invest more of their assets in the securities of fewer companies than if they were a diversified company. Because each investment may have a greater effect on a non-diversified company’s performance, a non-diversified company would likely be more exposed to the risks of loss and volatility than a fund that invests more broadly.

B-1

	Acquired Funds	Acquiring Funds
	Fifth Third Quality Growth Fund	Touchstone Large Cap Growth Fund

Fundamental Investment Limitation	Fifth Third Mid Cap Growth Fund	Touchstone Growth Opportunities Fund	Material Differences
Borrowing Money and Senior Securities
A Fund will not issue senior securities, except that each Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amount borrowed; and except to the extent that a Fund may enter into futures contracts, as applicable. A Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling a Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. A Fund will not purchase any securities while any borrowings in excess of 5% of its total assets are outstanding. Currently, the Funds do not intend to borrow money for investment leverage.

A Fund does not consider a cash advance used to cover a short-term overdraft to be a borrowing.

The Funds may not engage in borrowing except as permitted by the Investment Company Act of 1940, any rule, regulation or order under the Act or any SEC staff interpretation of the 1940 Act.

The Funds may not issue senior securities except as permitted by the Investment Company Act of 1940, any rule, regulation or order under the Act or any SEC staff interpretation of the 1940 Act.

The Fifth Third Quality Growth Fund and the Fifth Third Mid Cap Growth Fund may only borrow as a temporary measure for extraordinary or emergency purposes or to meet certain redemption requests. Furthermore, the Fifth Third Quality Growth Fund and the Fifth Third Mid Cap Growth Fund are prohibited from purchasing any securities while borrowings exceed 5% of the Fund’s total assets.

There are no material differences with respect to each Fund’s fundamental investment restrictions on investing in senior securities.

Underwriting
A Fund will not underwrite any issue of securities, except as the Fund may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objectives, policies, and limitations.

The Funds may not underwrite securities issued by other persons, except to the extent that, in connection with the sale or disposition of portfolio securities, a Fund may be deemed to be an underwriter under certain federal securities laws or in connection with investments in other investment companies.
There are no material differences.

B-2

	Acquired Funds	Acquiring Funds
	Fifth Third Quality Growth Fund	Touchstone Large Cap Growth Fund

Fundamental Investment Limitation	Fifth Third Mid Cap Growth Fund	Touchstone Growth Opportunities Fund	Material Differences
Loans
A Fund will not lend any of its respective assets except that (i) cash may be lent to other Funds of the Trust, subject to applicable SEC limitations, and (ii) portfolio securities up to one-third of the value of the Fund’s total assets may be lent to third parties. The preceding limitation shall not prevent a Fund from purchasing or holding U.S. government obligations, money market instruments, publicly or non-publicly issued municipal bonds, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by a Fund’s investment objectives, policies and limitations or the Trust’s Declaration of Trust.

The Funds may not make loans to other persons except that a Fund may (1) engage in repurchase agreements, (2) lend portfolio securities, (3) purchase debt securities, (4) purchase commercial paper, and (5) enter into any other lending arrangement permitted by the Investment Company Act of 1940, any rule, regulation or order under the Act or any SEC staff interpretation of the 1940 Act.
The Fifth Third Quality Growth Fund and the Fifth Third Mid Cap Growth Fund may lend cash to other Funds of the Trust.
Real Estate
A Fund will not purchase or sell real estate, including limited partnership interests, although a Fund may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

The Funds may not purchase or sell real estate except that a Fund may (1) hold and sell real estate acquired as a result of the Fund’s ownership of securities or other instruments (2) purchase or sell securities or other instruments backed by real estate or interests in real estate and (3) purchase or sell securities of entities or investment vehicles, including real estate investment trusts that invest, deal or otherwise engage in transactions in real estate or interests in real estate.
There are no material differences.
Commodities	A Fund will not purchase or sell commodities or commodity contracts except	The Funds may not purchase or sell physical commodities except that a	The Fifth Third Quality Growth Fund and the Fifth Third Mid Cap Growth Fund

B-3

	Acquired Funds	Acquiring Funds
	Fifth Third Quality Growth Fund	Touchstone Large Cap Growth Fund

Fundamental Investment Limitation	Fifth Third Mid Cap Growth Fund	Touchstone Growth Opportunities Fund	Material Differences
to the extent that a Fund may engage in transactions involving financial futures contracts or options on financial futures contracts.
Fund may (1) hold and sell physical commodities acquired as a result of the Fund’s ownership of securities or other instruments, (2) purchase or sell securities or other instruments backed by physical commodities, (3) purchase or sell options, and (4) purchase or sell futures contracts.
investments in commodities are limited to commodities contracts relating to financial instruments.
Concentration of Investments
The Fund will not invest 25% or more of the value of its total assets in any one industry, except that each Fund may invest more than 25% of the value of its total assets in securities issued or guaranteed by the U.S. Government, its agencies, or instrumentalities and repurchase agreements collateralized by such securities.

The Funds may not purchase the securities of an issuer (other than securities issued or guaranteed by the United States Government, its agencies or its instrumentalities) if, as a result, more than 25% of a Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry.
There are no material differences.
Short Selling and Buying on Margin
The Fund will not sell any securities short or purchase any securities on margin, but the Fund may obtain such short-term credits as are necessary for clearance of purchases and sales of securities. The deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.
		None	The Touchstone Large Cap Growth Fund and the Touchstone Growth Opportunities Fund do not have a similar fundamental investment policy as the corresponding Acquired Funds.
Pledging Assets
The Fund will not mortgage, pledge, or hypothecate any assets, except to secure permitted borrowings. In these cases, the Fund may pledge assets as necessary to secure such borrowings. For purposes of this limitation, where applicable, (a) the deposit of assets in escrow in connection with the writing
		None	The Touchstone Large Cap Growth Fund and the Touchstone Growth Opportunities Fund do not have a similar fundamental investment policy as the corresponding Acquired Funds.

B-4

	Acquired Funds	Acquiring Funds
	Fifth Third Quality Growth Fund	Touchstone Large Cap Growth Fund

Fundamental Investment Limitation	Fifth Third Mid Cap Growth Fund	Touchstone Growth Opportunities Fund	Material Differences

of covered put or call options and the purchase of securities on a when-issued basis and (b) collateral arrangements with respect to: (i) the purchase and sale of stock options (and options on stock indices) and (ii) initial or variation margin for futures contracts, will not be deemed to be pledges of a Fund’s assets.

	Acquired Fund	Acquiring Fund
Fundamental Investment Limitations	Fifth Third Short Term Bond Fund	Touchstone Ultra Short Duration Fixed Income Fund	Material Differences
Diversification
The Fund may purchase securities of any issuer only when consistent with the maintenance of its status as a diversified company under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

Under the 1940 Act, and the rules, regulations, and interpretations thereunder, a “diversified company,” as to 75% of its total assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or its instrumentalities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of such issuer or more than 10% of the issuer’s voting securities would be held by the fund.

The Fund may not with respect to 75% of the Fund’s assets: (i) purchase securities of any issuer (except securities issued or guaranteed by the United States government, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer.
There are no material differences.
Borrowing Money and Senior Securities	The Fund will not issue senior securities, except that the Fund may borrow money directly or through reverse repurchase	The Fund may not borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes	The Fifth Third Short Term Bond Fund may only borrow as a temporary measure for extraordinary or emergency

B-5

	Acquired Fund	Acquiring Fund
Fundamental Investment Limitations	Fifth Third Short Term Bond Fund	Touchstone Ultra Short Duration Fixed Income Fund	Material Differences

agreements in amounts up to one-third of the value of its total assets, including the amount borrowed; and except to the extent that the Fund may enter into futures contracts, as applicable. The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling a Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while any borrowings in excess of 5% of its total assets are outstanding. Currently, the Fund does not intend to borrow money for investment leverage. The Fund does not consider a cash advance used to cover a short-term overdraft to be a borrowing.

of this limitation, investment strategies which either obligate the Fund to purchase securities or require the fund to segregate assets are not considered to be borrowings. Asset coverage of at least 300% is required for all borrowings, except where the Fund has borrowed money for temporary purposes in amounts not exceeding 5% of its total assets. The Fund will not purchase securities while its borrowings exceed 5% of its total assets.

The Fund may not issue senior securities as defined in the 1940 Act except as permitted by rule, regulation or order of the SEC.
purposes or to meet certain redemption requests. There are no material differences with respect to each Fund’s fundamental investment restrictions on investing in senior securities.
Underwriting
The Fund will not underwrite any issue of securities, except as the Fund may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objectives, policies, and limitations.
		The Fund may not act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.	There are no material differences.
Loans
The Fund will not lend any of its respective assets except that (i) cash may be lent to other Funds of the Trust, subject to applicable SEC limitations, and (ii) portfolio securities up to one-third of the value of the Fund’s total assets may be lent to third parties. The

The Fund may not make loans to other persons except through the lending of its portfolio securities, provided that this limitation does not apply to the purchase of debt securities and loan participations and/or engaging in direct corporate loans or

The Fifth Third Short Term Bond Fund may lend cash to other Funds of the Trust. However, the Touchstone Ultra Short Duration Fixed Income Fund’s fundamental investment limitation allows it to make loans to other investment companies to the extent permitted by the 1940

B-6

	Acquired Fund	Acquiring Fund
Fundamental Investment Limitations	Fifth Third Short Term Bond Fund	Touchstone Ultra Short Duration Fixed Income Fund	Material Differences

preceding limitation shall not prevent the Fund from purchasing or holding U.S. government obligations, money market instruments, publicly or non-publicly issued municipal bonds, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by a Fund’s investment objectives, policies and limitations or the Trust’s Declaration of Trust.

repurchase agreements in accordance with its investment objectives and policies. The loans cannot exceed 33 1/3% of a Fund’s assets. A Fund may also make loans to other investment companies to the extent permitted by the 1940 Act or any exemptions therefrom which may be granted to the Fund by the SEC.

For example, at a minimum, the Fund will not make any such loans unless all requirements regarding common control and ownership of Fund shares are met.
Act or any exemptions therefrom which may be granted to the Fund by the SEC.
Real Estate and Commodities
The Fund will not purchase or sell real estate, including limited partnership interests, although the Fund may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

The Fund will not purchase or sell commodities or commodity contracts except to the extent that the Fund may engage in transactions involving financial futures contracts or options on financial futures contracts.

The Fund may not purchase or sell real estate, physical commodities, or commodities contracts, except that the Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including REITs), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

The Touchstone Ultra Short Duration Fixed Income Fund’s fundamental restriction permits investments only in marketable securities of companies that own, invest, or deal in real estate.

There are no material differences with respect to each Fund’s fundamental investment restrictions on investing in commodities.

Concentration of Investments
The Fund will not invest 25% or more of the value of its total assets in any one industry, except that the Fund may invest more than 25% of the value of its total assets in securities issued or guaranteed by the U.S. Government, its agencies, or instrumentalities and repurchase agreements collateralized by such securities.
		The Fund may not invest more than 25% of the Fund’s assets in securities issued by companies in a single industry or related group of industries.	There are no material differences.

B-7

	Acquired Fund	Acquiring Fund
Fundamental Investment Limitations	Fifth Third Short Term Bond Fund	Touchstone Ultra Short Duration Fixed Income Fund	Material Differences
Short Selling and Buying on Margin
The Fund will not sell any securities short or purchase any securities on margin, but the Fund may obtain such short-term credits as are necessary for clearance of purchases and sales of securities. The deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.
		None	The Touchstone Ultra Short Duration Fixed Income Fund does not have a similar fundamental investment policy.
Pledging Assets
The Fund will not mortgage, pledge, or hypothecate any assets, except to secure permitted borrowings. In these cases, the Fund may pledge assets as necessary to secure such borrowings. For purposes of this limitation, where applicable, (a) the deposit of assets in escrow in connection with the writing of covered put or call options and the purchase of securities on a when-issued basis and (b) collateral arrangements with respect to: (i) the purchase and sale of stock options (and options on stock indices) and (ii) initial or variation margin for futures contracts, will not be deemed to be pledges of a Fund’s assets.
		None	The Touchstone Ultra Short Duration Fixed Income Fund does not have a similar fundamental investment policy.
Oil, Gas or other mineral exploration	None	The Fund may not invest in interests in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases.	The Fifth-Third Short Term Bond Fund does not have a similar fundamental investment policy.

B-8

	Acquired Funds	Acquiring Funds
	Fifth Third High Yield Bond Fund	Touchstone High Yield Fund

Fundamental Investment Limitations	Fifth Third Total Return Bond Fund	Touchstone Core Bond Fund	Material Differences
Diversification
The Fund may purchase securities of any issuer only when consistent with the maintenance of its status as a diversified company under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

Under the 1940 Act, and the rules, regulations, and interpretations thereunder, a “diversified company,” as to 75% of its total assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or its instrumentalities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of such issuer or more than 10% of the issuer’s voting securities would be held by the fund.

The Funds may not purchase securities of an issuer that would cause the Fund to fail to satisfy the diversification requirement for a diversified management company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.
There are no material differences.
Borrowing Money and Senior Securities
The Fund will not issue senior securities, except that the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amount borrowed; and except to the extent that the Fund may enter into futures contracts, as applicable. The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling a

The Funds may not engage in borrowing except as permitted by the 1940 Act, any rule, regulation or order under the 1940 Act or any SEC staff interpretation of the 1940 Act.

The Funds may not issue senior securities except as permitted by the 1940 Act, any rule, regulation or order under the 1940 Act or any SEC staff interpretation of the 1940 Act.

The Fifth Third High Yield Bond Fund and the Fifth Third Total Return Bond Fund may only borrow as a temporary measure for extraordinary or emergency purposes or to meet certain redemption requests. Furthermore, the Fifth Third High Yield Bond Fund and the Fifth Third Total Return Bond Fund are prohibited from purchasing any securities while borrowings exceed 5% of the Fund’s total assets.

There are no material differences with respect to each Fund’s fundamental investment restrictions on investing in senior securities.

B-9

	Acquired Funds	Acquiring Funds
	Fifth Third High Yield Bond Fund	Touchstone High Yield Fund

Fundamental Investment Limitations	Fifth Third Total Return Bond Fund	Touchstone Core Bond Fund	Material Differences

Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while any borrowings in excess of 5% of its total assets are outstanding. Currently, the Fund does not intend to borrow money for investment leverage. The Fund does not consider a cash advance used to cover a short-term overdraft to be a borrowing.

Underwriting
The Fund will not underwrite any issue of securities, except as the Fund may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objectives, policies, and limitations.

The Funds may not underwrite securities issued by other persons, except to the extent that, in connection with the sale or disposition of portfolio securities, a Fund may be deemed to be an underwriter under certain federal securities laws or in connection with investments in other investment companies.
There are no material differences.
Loans
The Fund will not lend any of its respective assets except that (i) cash may be lent to other Funds of the Trust, subject to applicable SEC limitations, and (ii) portfolio securities up to one-third of the value of the Fund’s total assets may be lent to third parties. The preceding limitation shall not prevent the Fund from purchasing or holding U.S. government obligations, money market instruments, publicly or non-publicly issued municipal bonds, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or

The Funds may not make loans to other persons except that a Fund may (1) engage in repurchase agreements, (2) lend portfolio securities, where the loans do not exceed 33 1/3% of a Fund’s assets, (3) purchase debt securities, (4) purchase commercial paper, and (5) enter into any other lending arrangement permitted by the 1940 Act, any rule, regulation or order under the 1940 Act or any SEC staff interpretation of the 1940 Act.
The Fifth Third High Yield Bond Fund and the Fifth Third Total Return Bond Fund may lend cash to other Funds of the Trust.

B-10

	Acquired Funds	Acquiring Funds
	Fifth Third High Yield Bond Fund	Touchstone High Yield Fund

Fundamental Investment Limitations	Fifth Third Total Return Bond Fund	Touchstone Core Bond Fund	Material Differences
engaging in other transactions where permitted by a Fund’s investment objectives, policies and limitations or the Trust’s Declaration of Trust.
Real Estate
The Fund will not purchase or sell real estate, including limited partnership interests, although the Fund may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

The Funds may not purchase or sell real estate except that a Fund may (1) hold and sell real estate acquired as a result of the Fund’s ownership of securities or other instruments, (2) purchase or sell securities or other instruments backed by real estate or interests in real estate, and (3) purchase or sell securities of entities or investment vehicles, including real estate investment trusts, that invest, deal or otherwise engage in transactions in real estate or interests in real estate.
There are no material differences.
Commodities
The Fund will not purchase or sell commodities or commodity contracts except to the extent that the Fund may engage in transactions involving financial futures contracts or options on financial futures contracts.

The Funds may not purchase or sell physical commodities except that a Fund may (i) hold and sell physical commodities acquired as a result of the Fund’s ownership of securities or other instruments, (2) purchase or sell securities or other instruments backed by physical commodities, (3) purchase or sell options, and (4) purchase or sell futures contracts.
The Fifth Third High Yield Bond Fund and the Fifth Third Total Return Bond Fund investments in commodities are limited to commodities contracts relating to financial instruments.
Concentration of Investments
The Fund will not invest 25% or more of the value of its total assets in any one industry, except that the Fund may invest more than 25% of the value of its total assets in securities issued or guaranteed by the U.S. Government, its agencies, or instrumentalities and

The Funds may not purchase the securities of an issuer (other than securities issued or guaranteed by the United States Government, its agencies or its instrumentalities) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of
There are no material differences.

B-11

	Acquired Funds	Acquiring Funds
	Fifth Third High Yield Bond Fund	Touchstone High Yield Fund

Fundamental Investment Limitations	Fifth Third Total Return Bond Fund	Touchstone Core Bond Fund	Material Differences
	repurchase agreements collateralized by such securities.	companies whose principal business activities are in the same industry.
Short Selling and Buying on Margin
The Fund will not sell any securities short or purchase any securities on margin, but the Fund may obtain such short-term credits as are necessary for clearance of purchases and sales of securities. The deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.
		None	The Touchstone High Yield Fund and the Touchstone Core Bond Fund do not have a similar fundamental investment policy as the corresponding Acquired Funds.
Pledging Assets
The Fund will not mortgage, pledge, or hypothecate any assets, except to secure permitted borrowings. In these cases, the Fund may pledge assets as necessary to secure such borrowings. For purposes of this limitation, where applicable, (a) the deposit of assets in escrow in connection with the writing of covered put or call options and the purchase of securities on a when-issued basis and (b) collateral arrangements with respect to: (i) the purchase and sale of stock options (and options on stock indices) and (ii) initial or variation margin for futures contracts, will not be deemed to be pledges of a Fund’s assets.

		None	The Touchstone High Yield Fund and the Touchstone Core Bond Fund do not have a similar fundamental investment policy as the corresponding Acquired Funds.

B-12

	Acquired Funds	Acquiring Fund
Fifth Third Disciplined Large Cap Value Fund

Fundamental Investment Limitations	Fifth Third All Cap Value Fund	Touchstone Value Fund	Material Differences
Diversification
The Funds may purchase securities of any issuer only when consistent with the maintenance of its status as a diversified company under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

Under the 1940 Act, and the rules, regulations, and interpretations thereunder, a “diversified company,” as to 75% of its total assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or its instrumentalities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of such issuer or more than 10% of the issuer’s voting securities would be held by the fund.
No fundamental policy. The Fund is “non-diversified.
As a non-diversified company the Touchstone Value Fund may invest more of its assets in the securities of fewer companies than if it were a diversified company. Because each investment may have a greater effect on a non-diversified company’s performance, a non-diversified company would likely be more exposed to the risks of loss and volatility than a fund that invests more broadly.

Borrowing Money and Senior Securities
The Funds will not issue senior securities, except that a Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amount borrowed; and except to the extent that a Fund may enter into futures contracts, as applicable. The Funds will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling a Fund to meet redemption requests when the liquidation of portfolio
The Fund may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.
The Fifth Third Disciplined Large Cap Value Fund and the Fifth Third All Cap Value Fund may only borrow as a temporary measure for extraordinary or emergency purposes or to meet certain redemption requests. Furthermore, the Fifth Third Disciplined Large Cap Value Fund and the Fifth Third All Cap Value Fund are prohibited from purchasing any securities while borrowings exceed 5% of the Fund’s total assets.

There are no material differences with respect to each Fund’s fundamental investment restrictions on investing in senior securities.

B-13

	Acquired Funds	Acquiring Fund
Fifth Third Disciplined Large Cap Value Fund

Fundamental Investment Limitations	Fifth Third All Cap Value Fund	Touchstone Value Fund	Material Differences

securities is deemed to be inconvenient or disadvantageous. The Funds will not purchase any securities while any borrowings in excess of 5% of its total assets are outstanding. Currently, the Funds do not intend to borrow money for investment leverage. The Funds do not consider a cash advance used to cover a short-term overdraft to be a borrowing.

Underwriting
The Funds will not underwrite any issue of securities, except as a Fund may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objectives, policies, and limitations.

The Fund may not underwrite the securities of other issuers. This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the Securities Act of 1933, as amended.
There are no material differences.
Loans
The Funds will not lend any of their respective assets except that (i) cash may be lent to other Funds of the Trust, subject to applicable SEC limitations, and (ii) portfolio securities up to one-third of the value of a Fund’s total assets may be lent to third parties. The preceding limitation shall not prevent a Fund from purchasing or holding U.S. government obligations, money market instruments, publicly or non-publicly issued municipal bonds, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in

The Fund may not make personal loans or loans of its assets to persons who control or are under common control with the Fund, except to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering repurchase agreements, lending portfolio securities or investing in loans, including assignments and participation interests.
The Fifth Third Disciplined Large Cap Value Fund and the Fifth Third All Cap Value Fund may lend cash to other Funds of the Trust.

B-14

	Acquired Funds	Acquiring Fund
Fifth Third Disciplined Large Cap Value Fund

Fundamental Investment Limitations	Fifth Third All Cap Value Fund	Touchstone Value Fund	Material Differences
other transactions where permitted by a Fund’s investment objectives, policies and limitations or the Trust’s Declaration of Trust.
Real Estate
The Funds will not purchase or sell real estate, including limited partnership interests, although a Fund may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

The Fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.
There are no material differences.
Commodities
The Funds will not purchase or sell commodities or commodity contracts except to the extent that a Fund may engage in transactions involving financial futures contracts or options on financial futures contracts.

The Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.
The Fifth Third Disciplined Large Cap Value Fund and the Fifth Third All Cap Value Fund investments in commodities are limited to commodities contracts relating to financial instruments.
Concentration of Investments
A Fund will not invest 25% or more of the value of its total assets in any one industry, except that each Fund may invest more than 25% of the value of its total assets in securities issued or guaranteed by the U.S. Government, its agencies, or instrumentalities and repurchase agreements collateralized by such securities.

The Fund will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act, Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund’s investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) tax-exempt obligations issued by governments or political subdivisions of governments or (iii) repurchase agreements collateralized by such obligations.
There are no material differences.

B-15

	Acquired Funds	Acquiring Fund
Fifth Third Disciplined Large Cap Value Fund

Fundamental Investment Limitations	Fifth Third All Cap Value Fund	Touchstone Value Fund	Material Differences
Short Selling and Buying on Margin
A Fund will not sell any securities short or purchase any securities on margin, but a Fund may obtain such short-term credits as are necessary for clearance of purchases and sales of securities. The deposit or payment by a Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.
		None	The Touchstone Value Fund does not have a similar fundamental investment policy as the corresponding Acquired Funds.
Pledging Assets
A Fund will not mortgage, pledge, or hypothecate any assets, except to secure permitted borrowings. In these cases, a Fund may pledge assets as necessary to secure such borrowings. For purposes of this limitation, where applicable, (a) the deposit of assets in escrow in connection with the writing of covered put or call options and the purchase of securities on a when-issued basis and (b) collateral arrangements with respect to: (i) the purchase and sale of stock options (and options on stock indices) and (ii) initial or variation margin for futures contracts, will not be deemed to be pledges of a Fund’s assets.
		None	The Touchstone Value Fund does not have a similar fundamental investment policy as the corresponding Acquired Funds.
Dealing in Put and Call Options
With respect to the Fifth Third All Cap Value Fund only, the Fund will not buy or sell put options (with the exception of listed put options on financial futures contracts), call options (with the exception of listed call options or over-the-counter call options on futures contracts), straddles, spreads, or any combination of these.
		None	The Touchstone Value Fund does not have a similar fundamental investment policy as the corresponding Acquired Funds.

B-16

	Acquired Funds	Acquiring Funds
Fifth Third LifeModel Aggressive FundSM

	Fifth Third LifeModel Moderately Aggressive FundSM	Touchstone Growth Allocation Fund

	Fifth Third LifeModel Moderate FundSM	Touchstone Moderate Growth Allocation Fund

	Fifth Third LifeModel Moderately Conservative FundSM	Touchstone Balanced Allocation Fund

Fundamental Investment Limitations	Fifth Third LifeModel Conservative FundSM	Touchstone Conservative Allocation Fund	Material Differences
Diversification
A Fund may purchase securities of any issuer only when consistent with the maintenance of its status as a diversified company under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

Under the 1940 Act, and the rules, regulations, and interpretations thereunder, a “diversified company,” as to 75% of its total assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or its instrumentalities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of such issuer or more than 10% of the issuer’s voting securities would be held by the fund.

Each Fund is a “diversified company” as defined in the 1940 Act. This means that a Fund will not purchase the securities of any issuer if, as a result, the Fund would fail to be a diversified company within the meaning of the 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent a Fund from purchasing the securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.
There are no material differences.
Borrowing Money and Senior Securities
None of the Funds will not issue senior securities, except that a Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amount borrowed; and except to the extent that a Fund may enter into futures contracts, as applicable. The
A Fund may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.
The Fifth Third LifeModel Aggressive FundSM, the Fifth Third LifeModel Moderately Aggressive FundSM, the Fifth Third LifeModel Moderate FundSM, the Fifth Third LifeModel Moderately Conservative FundSM and the Fifth Third LifeModel Conservative FundSM may only borrow as a temporary measure for

B-17

	Acquired Funds	Acquiring Funds
Fifth Third LifeModel Aggressive FundSM

	Fifth Third LifeModel Moderately Aggressive FundSM	Touchstone Growth Allocation Fund

	Fifth Third LifeModel Moderate FundSM	Touchstone Moderate Growth Allocation Fund

	Fifth Third LifeModel Moderately Conservative FundSM	Touchstone Balanced Allocation Fund

Fundamental Investment Limitations	Fifth Third LifeModel Conservative FundSM	Touchstone Conservative Allocation Fund	Material Differences

Funds will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling a Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Funds will not purchase any securities while any borrowings in excess of 5% of its total assets are outstanding. Currently, the Funds do not intend to borrow money for investment leverage. The Funds do not consider a cash advance used to cover a short-term overdraft to be a borrowing.

extraordinary or emergency purposes or to meet certain redemption requests. Furthermore, such Fifth Third Funds are prohibited from purchasing any securities while borrowings exceed 5% of the Fund’s total assets.

There are no material differences with respect to each Fund’s fundamental investment restrictions on investing in senior securities.

Underwriting
A Fund will not underwrite any issue of securities, except as a Fund may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objectives, policies, and limitations.

A Fund may not underwrite the securities of other issuers. This restriction does not prevent a Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the Securities Act of 1933, as amended.
There are no material differences.

B-18

	Acquired Funds	Acquiring Funds
Fifth Third LifeModel Aggressive FundSM

	Fifth Third LifeModel Moderately Aggressive FundSM	Touchstone Growth Allocation Fund

	Fifth Third LifeModel Moderate FundSM	Touchstone Moderate Growth Allocation Fund

	Fifth Third LifeModel Moderately Conservative FundSM	Touchstone Balanced Allocation Fund

Fundamental Investment Limitations	Fifth Third LifeModel Conservative FundSM	Touchstone Conservative Allocation Fund	Material Differences
Loans
A Fund will not lend any of its respective assets except that (i) cash may be lent to other Funds of the Trust, subject to applicable SEC limitations, and (ii) portfolio securities up to one-third of the value of a Fund’s total assets may be lent to third parties. The preceding limitation shall not prevent a Fund from purchasing or holding U.S. government obligations, money market instruments, publicly or non-publicly issued municipal bonds, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by a Fund’s investment objectives, policies and limitations or the Trust’s Declaration of Trust.

A Fund may not make personal loans or loans of its assets to persons who control or are under common control with the Fund, except to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent a Fund from, among other things, purchasing debt obligations, entering repurchase agreements, lending portfolio securities or investing in loans, including assignments and participation interests.

The Fifth Third LifeModel Aggressive FundSM, the Fifth Third LifeModel Moderately Aggressive FundSM, the Fifth Third LifeModel Moderate FundSM, the Fifth Third LifeModel Moderately Conservative FundSM and the Fifth Third LifeModel Conservative FundSM may lend cash to other Funds of the Trust.

Real Estate
A Fund will not purchase or sell real estate, including limited partnership interests, although a Fund may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

A Fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent a Fund from investing in issuers that invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that
There are no material differences.

B-19

	Acquired Funds	Acquiring Funds
Fifth Third LifeModel Aggressive FundSM

	Fifth Third LifeModel Moderately Aggressive FundSM	Touchstone Growth Allocation Fund

	Fifth Third LifeModel Moderate FundSM	Touchstone Moderate Growth Allocation Fund

	Fifth Third LifeModel Moderately Conservative FundSM	Touchstone Balanced Allocation Fund

Fundamental Investment Limitations	Fifth Third LifeModel Conservative FundSM	Touchstone Conservative Allocation Fund	Material Differences
are secured by real estate or interests therein.
Commodities
A Fund will not purchase or sell commodities or commodity contracts except to the extent that a Fund may engage in transactions involving financial futures contracts or options on financial futures contracts.

A Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent a Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

The Fifth Third LifeModel Aggressive FundSM, the Fifth Third LifeModel Moderately Aggressive FundSM, the Fifth Third LifeModel Moderate FundSM, the Fifth Third LifeModel Moderately Conservative FundSM and the Fifth Third LifeModel Conservative FundSM investments in commodities are limited to commodities contracts relating to financial instruments.

Concentration of Investments
A Fund will not invest 25% or more of the value of its total assets in any one industry, except that a Fund may invest more than 25% of the value of its total assets in securities issued or guaranteed by the U.S. Government, its agencies, or instrumentalities and repurchase agreements collateralized by such securities. Underlying funds are not themselves considered to be included in an industry for purposes of the preceding limitation.

A Fund will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act, Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit a Fund’s investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) tax-exempt obligations issued by governments or political subdivisions of governments or (iii) repurchase agreements collateralized by such obligations.
There are no material differences.

B-20

	Acquired Funds	Acquiring Funds
Fifth Third LifeModel Aggressive FundSM

	Fifth Third LifeModel Moderately Aggressive FundSM	Touchstone Growth Allocation Fund

	Fifth Third LifeModel Moderate FundSM	Touchstone Moderate Growth Allocation Fund

	Fifth Third LifeModel Moderately Conservative FundSM	Touchstone Balanced Allocation Fund

Fundamental Investment Limitations	Fifth Third LifeModel Conservative FundSM	Touchstone Conservative Allocation Fund	Material Differences
Short Selling and Buying on Margin
A Fund will not sell any securities short or purchase any securities on margin, but a Fund may obtain such short-term credits as are necessary for clearance of purchases and sales of securities. The deposit or payment by a Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.
None
The Touchstone Growth Allocation Fund, the Touchstone Moderate Growth Allocation Fund, the Touchstone Balanced Allocation Fund and the Touchstone Conservative Allocation Fund do not have a similar fundamental investment policy as the corresponding Acquired Funds.

Pledging Assets
A Fund will not mortgage, pledge, or hypothecate any assets, except to secure permitted borrowings. In these cases, a Fund may pledge assets as necessary to secure such borrowings. For purposes of this limitation, where applicable, (a) the deposit of assets in escrow in connection with the writing of covered put or call options and the purchase of securities on a when-issued basis and (b) collateral arrangements with respect to: (i) the purchase and sale of stock options (and options on stock indices) and (ii) initial or variation margin for futures contracts, will not be deemed to be pledges of a Fund’s assets.
None
The Touchstone Growth Allocation Fund, the Touchstone Moderate Growth Allocation Fund, the Touchstone Balanced Allocation Fund and the Touchstone Conservative Allocation Fund do not have a similar fundamental investment policy as the corresponding Acquired Funds.

B-21

	Acquired Funds	Acquiring Funds
	Fifth Third Micro Cap Value Fund	Touchstone Micro Cap Value Fund

	Fifth Third Small Cap Value Fund	Touchstone Small Company Value Fund

	Fifth Third International Equity Fund	Touchstone International Value Fund

Fundamental Investment Limitations	Fifth Third Strategic Income Fund	Touchstone Strategic Income Fund	Material Differences
Diversification
A Fund may purchase securities of any issuer only when consistent with the maintenance of its status as a diversified company under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

Under the 1940 Act, and the rules, regulations, and interpretations thereunder, a “diversified company,” as to 75% of its total assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or its instrumentalities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of such issuer or more than 10% of the issuer’s voting securities would be held by the fund.

The Funds may not purchase securities of an issuer that would cause the Funds to fail to satisfy the diversification requirement for a diversified management company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.
There are no material differences.
Borrowing Money and Senior Securities
A Fund will not issue senior securities, except that each Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amount borrowed; and except to the extent that a Fund may enter into futures contracts, as applicable. A Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary,

The Funds may not engage in borrowing except as permitted by the Investment Company Act of 1940, any rule, regulation or order under the Act or any SEC staff interpretation of the Act.
The Funds may not issue senior securities except as permitted by the Investment Company Act of 1940, any rule, regulation or order under the Act or any SEC staff interpretation of the Act.

The Acquired Funds may only borrow as a temporary measure for extraordinary or emergency purposes or to meet certain redemption requests. Furthermore, the Acquired Funds are prohibited from purchasing any securities while borrowings exceed 5% of the Fund’s total assets.

There are no material differences with respect to each Fund’s fundamental investment restrictions on investing in senior securities.

B-22

	Acquired Funds	Acquiring Funds
	Fifth Third Micro Cap Value Fund	Touchstone Micro Cap Value Fund

	Fifth Third Small Cap Value Fund	Touchstone Small Company Value Fund

	Fifth Third International Equity Fund	Touchstone International Value Fund

Fundamental Investment Limitations	Fifth Third Strategic Income Fund	Touchstone Strategic Income Fund	Material Differences

extraordinary, or emergency measure or to facilitate management of the portfolio by enabling a Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. A Fund will not purchase any securities while any borrowings in excess of 5% of its total assets are outstanding. Currently, the Funds do not intend to borrow money for investment leverage. A Fund does not consider a cash advance used to cover a short-term overdraft to be a borrowing.

Underwriting
A Fund will not underwrite any issue of securities, except as the Fund may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objectives, policies, and limitations.

The Funds may not underwrite securities issued by other persons, except to the extent that, in connection with the sale or disposition of portfolio securities, a Fund may be deemed to be an underwriter under certain federal securities laws or in connection with investments in other investment companies.
There are no material differences.
Loans
A Fund will not lend any of its respective assets except that (i) cash may be lent to other Funds of the Trust, subject to applicable SEC limitations, and (ii) portfolio securities up to one-third of the value of the Fund’s total assets may be lent to third parties. The preceding limitation shall not prevent a Fund from purchasing or

The Funds may not make loans to other persons except that a Fund may (1) engage in repurchase agreements, (2) lend portfolio securities, (3) purchase debt securities, (4) purchase commercial paper, and (5) enter into any other lending arrangement permitted by the Investment Company Act of 1940, any
The Acquired Funds may lend cash to other Funds of the Trust.

B-23

	Acquired Funds	Acquiring Funds
	Fifth Third Micro Cap Value Fund	Touchstone Micro Cap Value Fund

	Fifth Third Small Cap Value Fund	Touchstone Small Company Value Fund

	Fifth Third International Equity Fund	Touchstone International Value Fund

Fundamental Investment Limitations	Fifth Third Strategic Income Fund	Touchstone Strategic Income Fund	Material Differences

holding U.S. government obligations, money market instruments, publicly or non-publicly issued municipal bonds, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by a Fund’s investment objectives, policies and limitations or the Trust’s Declaration of Trust.
rule, regulation or order under the Act or any SEC staff interpretation of the Act.
Real Estate
A Fund will not purchase or sell real estate, including limited partnership interests, although a Fund may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

The Funds may not purchase or sell real estate except that a Fund may (1) hold and sell real estate acquired as a result of the Fund’s ownership of securities or other instruments (2) purchase or sell securities or other instruments backed by real estate or interests in real estate and (3) purchase or sell securities of entities or investment vehicles, including real estate investment trusts that invest, deal or otherwise engage in transactions in real estate or interests in real estate.
There are no material differences.
Commodities
A Fund will not purchase or sell commodities or commodity contracts except to the extent that a Fund may engage in transactions involving financial futures contracts or options on financial futures contracts.

The Funds may not purchase or sell physical commodities except that a Fund may (1) hold and sell physical commodities acquired as a result of the Fund’s ownership of securities or other instruments, (2) purchase or
The Acquired Funds investments in commodities are limited to commodities contracts relating to financial instruments.

B-24

	Acquired Funds	Acquiring Funds
	Fifth Third Micro Cap Value Fund	Touchstone Micro Cap Value Fund

	Fifth Third Small Cap Value Fund	Touchstone Small Company Value Fund

	Fifth Third International Equity Fund	Touchstone International Value Fund

Fundamental Investment Limitations	Fifth Third Strategic Income Fund	Touchstone Strategic Income Fund	Material Differences
sell securities or other instruments backed by physical commodities, (3) purchase or sell options, and (4) purchase or sell futures contracts.
Concentration of Investments
The Fund will not invest 25% or more of the value of its total assets in any one industry, except that each Fund may invest more than 25% of the value of its total assets in securities issued or guaranteed by the U.S. Government, its agencies, or instrumentalities and repurchase agreements collateralized by such securities.

The Funds may not purchase the securities of an issuer (other than securities issued or guaranteed by the United States Government, its agencies or its instrumentalities) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry.
There are no material differences.
Short Selling and Buying on Margin
The Fund will not sell any securities short or purchase any securities on margin, but the Fund may obtain such short-term credits as are necessary for clearance of purchases and sales of securities. The deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.
		None	The Acquiring Funds do not have a similar fundamental investment policy as the corresponding Acquired Funds.
Pledging Assets
The Fund will not mortgage, pledge, or hypothecate any assets, except to secure permitted borrowings. In these cases, the Fund may pledge assets as necessary to secure such borrowings. For purposes of this limitation, where applicable, (a) the deposit of assets in escrow in connection with the writing
		None	The Acquiring Funds do not have a similar fundamental investment policy as the corresponding Acquired Funds.

B-25

	Acquired Funds	Acquiring Funds
	Fifth Third Micro Cap Value Fund	Touchstone Micro Cap Value Fund

	Fifth Third Small Cap Value Fund	Touchstone Small Company Value Fund

	Fifth Third International Equity Fund	Touchstone International Value Fund

Fundamental Investment Limitations	Fifth Third Strategic Income Fund	Touchstone Strategic Income Fund	Material Differences

of covered put or call options and the purchase of securities on a when-issued basis and (b) collateral arrangements with respect to: (i) the purchase and sale of stock options (and options on stock indices) and (ii) initial or variation margin for futures contracts, will not be deemed to be pledges of a Fund’s assets.

Dealing in Put and Call Options
The Fifth Third Micro Cap Value Fund and the Fifth Third Strategic Income Fund will not buy or sell put options (with the exception of listed put options on financial futures contracts), call options (with the exception of listed call options or over-the-counter call options on futures contracts), straddles, spreads, or any combination of these.
		None	The Acquiring Funds do not have a similar fundamental investment policy as the corresponding Acquired Funds.

B-26

EXHIBIT C: CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of the Record Date, the following persons owned of record or beneficially 5% or more of the outstanding shares of an Acquired Fund or 5% or more of the shares of an Acquiring Fund.  A shareholder who owns beneficially 25% or more of the outstanding securities of a Fund is presumed to “control” the Fund as defined in the 1940 Act.  Such control may affect the voting rights of other shareholders.

Fund	Name and Address	Class of Shares	Number of Shares	Percent of Fund	Percentage Ownership of Combined Fund after the Reorganization1
Fifth Third Quality Growth Fund	J.P. Morgan Securities Inc. JPMorgan Chase As Trustee FBO The Fifth Third Bancorp Master Prof Sharing Plan 11500 Outlook St. Overland Park, KS 66211-1804	Institutional	5,139,712.623	30.87%	8.40%
	Fifth Third Bank 38 Fountain Square Plaza MD Cincinnati, OH 45263-0001	Institutional	1,383,486.127	8.31%	2.26%
	Fifth Third Bank 38 Fountain Square Plaza MD Cincinnati, OH 45263-0001	Institutional	1,371,052.714	8.24%	2.24%
	Fifth Third Asset Management, Inc.2 Fifth Third LifeModel Moderate Fund 38 Fountain Square Plaza MD Cincinnati, OH 45263-0001	Institutional	1,319,460.551	7.93%	2.16%
	Fifth Third Asset Management, Inc.2 Fifth Third LifeModel Moderately Aggressive Fund 38 Fountain Square Plaza MD Cincinnati, OH 45263-0001	Institutional	1,224,939.669	7.36%	2.00%
	Fifth Third Asset Management, Inc.2 Fifth Third LifeModel Aggressive Fund 38 Fountain Square Plaza MD Cincinnati, OH 45263-0001	Institutional	900,429.539	5.41%	1.47%
	GWFS Equities, Inc. Fifth Third Bank Trustee FBO Various Fascorp Record Kept Plans 8515 E Orchard Rd. Greenwood Village, CO 80111-5002	Institutional	876,725.409	5.27%	1.43%

C-1

Fund	Name and Address	Class of Shares	Number of Shares	Percent of Fund	Percentage Ownership of Combined Fund after the Reorganization1
Touchstone Large Cap Growth Fund	Special Custody Account for the Exclusive Benefit of Customer 2801 Market Street Saint Louis, MO 63103	Y Shares	7,256,496.701	26.06%	19.02%
	Western and Southern Life Ins. Comp.2 A Separate Account Mail Station 80 400 Broadway Cincinnati, OH 45202	Y Shares	2,185,873.122	7.85%	5.73%
	MLPF & S The Sole Benefit of its Customers Attn: Fund Administration 4800 Deer Lake Drive East - 2RD Jacksonville, FL 32246	C Shares	1,700,083.293	5.70%	4.16%
	National Financial Services LLC For Exclusive Benefit Of Our Customers Attn: Mutual Funds Dept 5th Floor 200 Liberty St. One World Fincl Ctr New York, NY 10281	Y Shares	1,399,014.902	5.02%	3.67%
Fifth Third Mid Cap Growth Fund	Fifth Third Asset Management, Inc.2 Fifth Third LifeModel Moderate Fund 38 Fountain Square Plaza MD Cincinnati, OH 45263-0001	Institutional	953,464.818	16.80%	5.64%
	Fifth Third Asset Management, Inc.2 Fifth Third LifeModel Moderately Aggressive Fund 38 Fountain Square Plaza MD Cincinnati, OH 45263-0001	Institutional	886,808.244	15.63%	5.25%
	Fifth Third Bank 38 Fountain Square Plaza MD Cincinnati, OH 45263-0001	Institutional	808,785.330	14.25%	4.78%
	Fifth Third Asset Management, Inc.2 Fifth Third LifeModel Aggressive Fund 38 Fountain Square Plaza MD Cincinnati, OH 45263-0001	Institutional	668,841.301	11.79%	3.96%
Touchstone Growth Opportunities Fund	UBS Financial Services Inc. FBO UBS WM USA Omni Account M/F Attn: Department Manager 499 Washington Blvd, 9th Fl Jersey City, NJ 07310-2055	Institutional	648,265.249	10.93%	7.32%

C-2

Fund	Name and Address	Class of Shares	Number of Shares	Percent of Fund	Percentage Ownership of Combined Fund after the Reorganization1
	National Financial Services LLC For Exclusive Benefit Of Our Customers Attn: Mutual Funds Dept 5th Floor 200 Liberty St. One World Fincl Ctr New York, NY 10281	Institutional	388,681.975	6.55%	4.39%
Fifth Third Disciplined Large Cap Fund	J.P. Morgan Securities Inc. JPMorgan Chase As Trustee FBO The Fifth Third Bancorp Master Prof Sharing Plan 11500 Outlook St. Overland Park, KS 66211-1804	Institutional	4,549,116.512	29.45%	13.21%
	Fifth Third Asset Management, Inc.2 Fifth Third LifeModel Moderate Fund 38 Fountain Square Plaza MD Cincinnati, OH 45263-0001	Institutional	2,179,804.767	14.11%	6.33%
	Fifth Third Bank 38 Fountain Square Plaza MD Cincinnati, OH 45263-0001	Institutional	2,113,229.560	13.68%	6.14%
	Fifth Third Asset Management, Inc.2 Fifth Third LifeModel Moderately Aggressive Fund 38 Fountain Square Plaza MD Cincinnati, OH 45263-0001	Institutional	1,798,060.529	11.64%	5.22%
	Fifth Third Asset Management, Inc.2 Fifth Third LifeModel Aggressive Fund 38 Fountain Square Plaza MD Cincinnati, OH 45263-0001	Institutional	1,398,420.517	9.05%	4.06%
Fifth Third All Cap Value Fund	Fifth Third Asset Management, Inc.2 Fifth Third LifeModel Moderate Fund 38 Fountain Square Plaza MD Cincinnati, OH 45263-0001	Institutional	770,056.656	14.73%	3.27%
	Fifth Third Asset Management, Inc.2 Fifth Third LifeModel Moderately Aggressive Fund 38 Fountain Square Plaza MD Cincinnati, OH 45263-0001	Institutional	715,994.782	13.69%	3.04%
	Fifth Third Asset Management, Inc.2 Fifth Third LifeModel Aggressive Fund 38 Fountain Square Plaza MD Cincinnati, OH 45263-0001	Institutional	537,372.320	10.28%	2.28%

C-3

Fund	Name and Address	Class of Shares	Number of Shares	Percent of Fund	Percentage Ownership of Combined Fund after the Reorganization1
	GWFS Equities, Inc. Fifth Third Bank Trustee FBO Various Fascorp Record Kept Plans 8515 E Orchard Rd. Greenwood Village, CO 80111-5002	Institutional	514,249.318	9.84%	2.18%
	Fifth Third Bank 38 Fountain Square Plaza MD Cincinnati, OH 45263-0001	Institutional	482,369.359	9.23%	2.05%
Touchstone Value Fund	UMBSC & Co. FBO Omnibus-Cash Investment Management PO Box 419260 Kansas City, MO 64141-6260	Institutional	3,600,947.779	20.43%	6.77%
	Charles Schwab & Co Inc. Reinvest Account Attn: Mutual Fund Department 101 Montgomery St San Francisco, CA 94104-4151	Y Shares	2,374,610.087	13.51%	4.48%
	National Financial Services Corp. 200 Liberty St One World Fin Cntr Attn Mutual Funds Dept 5th Fl New York, NY 10281	Y Shares	2,237,566.481	12.73%	4.22%
	UMBSC & Co FBO Omnibus- CAPGNS Investment Management PO Box 419260 Kansas City, MO 64141-6260	Institutional	941,075.620	5.34%	1.77%
Fifth Third High Yield Bond Fund	Fifth Third Bank 38 Fountain Square Plaza MD Cincinnati, OH 45263-0001	Institutional	6,831,483.235	71.40%	19.54%
	Ameritrade, Inc. TD Ameritrade Inc. For The Exclusive Benefit Of Our Clients PO Box 2226 Omaha, NE 68103-2226	Institutional	709,532.639	7.42%	2.03%
	Fifth Third Bank 38 Fountain Square Plaza MD Cincinnati, OH 45263-0001	Institutional	484,044.903	5.06%	1.38%
Touchstone High Yield Fund	NFS LLC FEBO US Bank National Association Omnibus - Cash Cash 1555 N Rivercenter DR STE 302 Milwaukee, WI 53212	A Shares	3,612,338.456	12.47%	9.06%
	UBS Financial Services Inc. FBO UBS WM USA Omni Account M/F Attn: Department Manager 499 Washington Blvd, 9th Fl Jersey City, NJ 07310-2055	A Shares	1,703,325.456	5.88%	4.27%

C-4

Fund	Name and Address	Class of Shares	Number of Shares	Percent of Fund	Percentage Ownership of Combined Fund after the Reorganization1
	MLPF & S The Sole Benefit of its Customers Attn: Fund Administration 4800 Deer Lake Drive East -2nd Floor Jacksonville, FL 32246	Y Shares	1,564,054.218	5.51%	4.01%
	National Financial Services LLC For Exclusive Benefit Of Our Customers Attn: Mutual Funds Dept 5th Floor 200 Liberty St. One World Fincl Ctr New York, NY 10281	Y Shares	1,430,807.900	5.04%	3.66%
Fifth Third Short Term Bond Fund	Fifth Third Bank 38 Fountain Square Plaza MD Cincinnati, OH 45263-0001	Institutional	6,389,960.733	36.05%	9.85%
	Fifth Third Asset Management, Inc.2 Fifth Third LifeModel Moderate Fund 38 Fountain Square Plaza MD Cincinnati, OH 45263-0001	Institutional	2,744,467.804	15.48%	4.23%
	Fifth Third Asset Management, Inc.2 Fifth Third LifeModel Moderately Aggressive Fund 38 Fountain Square Plaza MD Cincinnati, OH 45263-0001	Institutional	1,019,524.170	5.75%	1.57%
Touchstone Ultra Short Duration Fixed Income Fund	Charles Schwab Co. 101 Montgomery St San Francisco, CA 94104-4151	Z Shares	12,123,992.653	25.70%	18.68%
	UBS Financial Services Inc. FBO UBS WM USA Omni Account M/F Attn: Department Manager 499 Washington Blvd 9th Fl Jersey City, NJ 07310-2055	Z Shares	8,655,339.484	18.35%	13.33%
	National Financial Services Corp. 200 Liberty St One World Fin Cntr Attn: Mutual Funds Dept 5th Fl New York, NY 10281	Y Shares	8,482,923.579	17.98%	13.07%
	Merrill Lynch Pierce Fenner & Smith For Smith Inc. the Sole Benefit of and Its Customers Attn: Service Team 4800 Deer Lake 3 Dr E Fl Jacksonville, FL 32246-6484	Z Shares	4,669,730.015	9.90%	7.19%
	National Financial Services LLC For Exclusive Benefit Of Our Customers Attn: Mutual Funds Dept 5th Floor 200 Liberty St One World Fincl Ctr New York, NY 10281	Z Shares	2,540,041.752	5.38%	3.91%

C-5

Fund	Name and Address	Class of Shares	Number of Shares	Percent of Fund	Percentage Ownership of Combined Fund after the Reorganization1
Fifth Third Total Return Bond Fund	Fifth Third Asset Management, Inc.2 Fifth Third LifeModel Moderate Fund 38 Fountain Square Plaza MD Cincinnati, OH 45263-0001	Institutional	7,049,900.665	31.51%	20.44%
	Fifth Third Bank 38 Fountain Square Plaza MD Cincinnati, OH 45263-0001	Institutional	4,185,374.141	18.71%	12.13%
	Fifth Third Asset Management, Inc.2 Fifth Third LifeModel Moderately Aggressive Fund 38 Fountain Square Plaza MD Cincinnati, OH 45263-0001	Institutional	2,663,187.343	11.90%	7.72%
	Fifth Third Asset Management, Inc.2 Fifth Third LifeModel Conservative Fund 38 Fountain Square Plaza MD Cincinnati, OH 45263-0001	Institutional	2,132,959.598	9.53%	6.18%
	Fifth Third Asset Management, Inc.2 Fifth Third LifeModel Moderately Conservative Fund 38 Fountain Square Plaza MD Cincinnati, OH 45263-0001	Institutional	1,791,658.409	8.01%	5.19%
	Fifth Third Bank 38 Fountain Square Plaza MD Cincinnati, OH 45263-0001	Institutional	1,736,162.791	7.76%	5.03%
Touchstone Core Bond Fund	Fifth Third Bank Trustee FBO Western & Southern Life Ins. Co. 401K Savings Plan 8515 E. Orchard Road 2T2 Centennial, CO 80111	A Shares	1,859,500.325	17.22%	6.05%
	MLPF & S The Sole Benefit of its Customers Attn: Fund Administration 4800 Deer Lake Drive East -2nd Floor Jacksonville, FL 32246	A Shares	1,017,187.569	9.42%	3.31%
	NFS LLC FEBO Comm. First Trust DBA Cftoc 135 Section Line Rd Ste C1 Hot Springs, AR 71913-6447	A Shares	987,623.729	9.15%	3.21%
Fifth Third LifeModel Aggressive FundSM	J.P. Morgan Securities Inc. JPMorgan Chase As Trustee FBO The Fifth Third Bancorp Master Prof Sharing Plan 11500 Outlook St. Overland Park, KS 66211-1804	Institutional	3,549,415.304	42.38%	30.86%

C-6

Fund	Name and Address	Class of Shares	Number of Shares	Percent of Fund	Percentage Ownership of Combined Fund after the Reorganization1
	GWFS Equities, Inc. Fifth Third Bank Trustee FBO Various Fascorp Record Kept Plans 8515 E Orchard Rd. Greenwood Village, CO 80111-5002	Institutional	2,213,896.961	26.43%	19.25%
	National Financial Services LLC NFS LLC FEBO Premier Trust FMT 5th 3rd Life M First Mercantile Trust TTEE 57 Germantown CT FL 4 Cordova, TN 38018-4274	A Shares	575,096.515	6.87%	4.96%
Touchstone Growth Allocation Fund	MLPF & S The Sole Benefit of its Customers Attn: Fund Administration 4800 Deer Lake Drive East -2nd Floor Jacksonville, FL 32246	C Shares	609,693.895	18.47%	5.07%
	Special Custody Account for the Exclusive Benefit of Customer 2801 Market Street Saint Louis, MO 63103	C Shares	202,082.206	6.12%	1.68%
	Pershing LLC P.O. Box 2052 Jersey City, NJ 07303-2052	C Shares	172,390.633	5.22%	1.43%
Fifth Third LifeModel Moderately Aggressive FundSM	GWFS Equities, Inc. Fifth Third Bank Trustee FBO Various Fascorp Record Kept Plans 8515 E Orchard Rd. Greenwood Village, CO 80111-5002	Institutional	3,984,134.549	28.61%	20.47%
	J.P. Morgan Securities Inc. JPMorgan Chase As Trustee FBO The Fifth Third Bancorp Master Prof Sharing Plan 11500 Outlook St. Overland Park, KS 66211-1804	Institutional	3,310,471.980	23.77%	17.01%
	National Financial Services LLC NFS LLC FEBO Premier Trust FMT 5th 3rd Life M First Mercantile Trust TTEE 57 Germantown CT FL 4 Cordova, TN 38018-4274	A Shares	774,822.826	5.56%	3.97%

C-7

Fund	Name and Address	Class of Shares	Number of Shares	Percent of Fund	Percentage Ownership of Combined Fund after the Reorganization1
Touchstone Moderate Growth Allocation Fund	MLPF & S The Sole Benefit of its Customers Attn: Fund Administration 4800 Deer Lake Drive East -2nd Floor Jacksonville, FL 32246	C Shares	1,550,743.359	26.42%	7.54%
	Special Custody Account for the Exclusive Benefit of Customer 2801 Market Street Saint Louis, MO 63103	C Shares	395,241.682	6.73%	1.92%
Fifth Third LifeModel Moderate FundSM	J.P. Morgan Securities Inc. JPMorgan Chase As Trustee FBO The Fifth Third Bancorp Master Prof Sharing Plan 11500 Outlook St. Overland Park, KS 66211-1804	Institutional	10,275,993.609	47.72%	25.28%
	GWFS Equities, Inc. Fifth Third Bank Trustee FBO Various Fascorp Record Kept Plans 8515 E Orchard Rd. Greenwood Village, CO 80111-5002	Institutional	6,343,443.011	29.46%	15.61%
Touchstone Balanced Allocation Fund	MLPF & S The Sole Benefit of its Customers Attn: Fund Administration 4800 Deer Lake Drive East -2nd Floor Jacksonville, FL 32246	C Shares	1,190,543.479	26.25%	2.96%
	Special Custody Account for the Exclusive Benefit of Customer 2801 Market Street Saint Louis, MO 63103	C Shares	472,331.473	10.41%	1.18%
Fifth Third LifeModel Moderately Conservative FundSM	GWFS Equities, Inc. Fifth Third Bank Trustee FBO Various Fascorp Record Kept Plans 8515 E Orchard Rd. Greenwood Village, CO 80111-5002	Institutional	1,454,625.529	30.70%	4.80%
	J.P. Morgan Securities Inc. JPMorgan Chase As Trustee FBO The Fifth Third Bancorp Master Prof Sharing Plan 11500 Outlook St. Overland Park, KS 66211-1804	Institutional	949,910.602	20.05%	3.13%

C-8

Fund	Name and Address	Class of Shares	Number of Shares	Percent of Fund	Percentage Ownership of Combined Fund after the Reorganization1
	National Financial Services LLC NFS LLC FEBO Premier Trust FMT 5th 3rd Life M First Mercantile Trust TTEE 57 Germantown CT FL 4 Cordova, TN 38018-4274	A Shares	390,514.578	8.24%	1.29%
	National Financial Services LLC NFS LLC FEBO Premier Trust FMT 5th 3rd Life M First Mercantile Trust TTEE 57 Germantown CT FL 4 Cordova, TN 38018-4274	Institutional	350,723.999	7.40%	1.16%
Fifth Third LifeModel Conservative FundSM	GWFS Equities, Inc. Fifth Third Bank Trustee FBO Various Fascorp Record Kept Plans 8515 E Orchard Rd. Greenwood Village, CO 80111-5002	Institutional	1,587,303.083	40.36%	5.27%
	J.P. Morgan Securities Inc. JPMorgan Chase As Trustee FBO The Fifth Third Bancorp Master Prof Sharing Plan 11500 Outlook St. Overland Park, KS 66211-1804	Institutional	1,024,247.905	26.04%	3.40%
	National Financial Services LLC NFS LLC FEBO Premier Trust FMT 5th 3rd Life M First Mercantile Trust TTEE 57 Germantown CT FL 4 Cordova, TN 38018-4274	A Shares	276,674.618	7.03%	0.92%
Touchstone Conservative Allocation Fund	MLPF & S The Sole Benefit of its Customers Attn: Fund Administration 4800 Deer Lake Drive East -2nd Floor Jacksonville, FL 32246	C Shares	472,577.468	17.68%	1.69%
	MLPF & S The Sole Benefit of its Customers Attn: Fund Administration 4800 Deer Lake Drive East -2nd Floor Jacksonville, FL 32246	A Shares	401,029.561	15.07%	1.44%

C-9

Fund	Name and Address	Class of Shares	Number of Shares	Percent of Fund	Percentage Ownership of Combined Fund after the Reorganization1
	Special Custody Account for the Exclusive Benefit of Customer 2801 Market Street Saint Louis, MO 63103	C Shares	283107.439	10.59%	1.01%
Fifth Third Micro Cap Value Fund	GWFS Equities, Inc. Fifth Third Bank Trustee FBO Various Fascorp Record Kept Plans 8515 E Orchard Rd. Greenwood Village, CO 80111-5002	Institutional	1,828,863.904	18.84%	18.84%
	Fifth Third Bank 38 Fountain Square Plaza MD Cincinnati, OH 45263-0001	Institutional	616,303.016	6.35%	6.35%
	Wells Fargo Bank NA FBO Calgon Carbon Big Sandy Plant PO Box 1533 Minneapolis, MN 55480-1533	Institutional	564,299.261	5.81%	5.81%
	Wells Fargo Bank NA FBO Calgon Carbon Big Sandy Plant PO Box 1533 Minneapolis, MN 55480-1533	Institutional	505,663.954	5.21%	5.21%
Fifth Third Small Cap Value Fund	J.P. Morgan Securities Inc. JPMorgan Chase As Trustee FBO The Fifth Third Bancorp Master Prof Sharing Plan 11500 Outlook St. Overland Park, KS 66211-1804	Institutional	1,194,531.434	39.91%	39.91%
	Fifth Third Asset Management, Inc.2 Fifth Third LifeModel Moderate Fund 38 Fountain Square Plaza MD Cincinnati, OH 45263-0001	Institutional	332,351.337	11.10%	11.10%
	Fifth Third Asset Management, Inc.2 Fifth Third LifeModel Moderately Aggressive Fund 38 Fountain Square Plaza MD Cincinnati, OH 45263-0001	Institutional	329,377.940	11.01%	11.01%
	Fifth Third Asset Management, Inc.2 Fifth Third LifeModel Aggressive Fund 38 Fountain Square Plaza MD Cincinnati, OH 45263-0001	Institutional	236,627.772	7.91%	7.91%
	Fifth Third Bank 38 Fountain Square Plaza MD Cincinnati, OH 45263-0001	Institutional	231,709.766	7.74%	7.74%
	Fifth Third Bank 38 Fountain Square Plaza MD Cincinnati, OH 45263-0001	Institutional	204,718.270	6.84%	6.84%

C-10

Fund	Name and Address	Class of Shares	Number of Shares	Percent of Fund	Percentage Ownership of Combined Fund after the Reorganization1
Fifth Third International Equity Fund	J.P. Morgan Securities Inc. JPMorgan Chase As Trustee FBO The Fifth Third Bancorp Master Prof Sharing Plan 11500 Outlook St. Overland Park, KS 66211-1804	Institutional	4,927,216.809	26.26%	26.26%
	Fifth Third Asset Management, Inc.2 Fifth Third LifeModel Moderately Aggressive Fund 38 Fountain Square Plaza MD Cincinnati, OH 45263-0001	Institutional	2,795,378.792	14.90%	14.90%
	Fifth Third Bank 38 Fountain Square Plaza MD Cincinnati, OH 45263-0001	Institutional	2,601,004.591	13.86%	13.86%
	Fifth Third Asset Management, Inc.2 Fifth Third LifeModel Moderate Fund 38 Fountain Square Plaza MD Cincinnati, OH 45263-0001	Institutional	2,532,805.599	13.50%	13.50%
	Fifth Third Asset Management, Inc.2 Fifth Third LifeModel Aggressive Fund 38 Fountain Square Plaza MD Cincinnati, OH 45263-0001	Institutional	2,037,644.100	10.86%	10.86%
	Fifth Third Bank 38 Fountain Square Plaza MD Cincinnati, OH 45263-0001	Institutional	1,658,722.127	8.84%	8.84%
Fifth Third Strategic Income Fund	Fifth Third Bank 38 Fountain Square Plaza MD Cincinnati, OH 45263-0001	Institutional	9,766,393.266	39.00%	39.00%
	Linercourse & Co. As Cust FBO University Health Care System 1200 Crown Colony Dr. Attn Sts Mutual Fund Quincy, MA 02169-0938	Institutional	2,030,585.344	8.11%	8.11%
	Fifth Third Bank 38 Fountain Square Plaza MD Cincinnati, OH 45263-0001	Institutional	1,384,727.095	5.53%	5.53%
1 On a pro forma basis assuming that the value of the shareholder’s interest in the Fund on the date of the consummation of the Reorganization is the same as the record date.
2 Shares are held beneficially

C-11

EXHIBIT D: ACQUIRING FUNDS’ INVESTMENT GOALS, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS

Investment Goals and Principal Investment Strategies

Touchstone Large Cap Growth Fund

The Fund seeks long-term growth of capital.

Under normal circumstances, the Fund will invest at least 80% of its assets in common stocks of large cap U.S. companies. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days’ prior notice to shareholders. A large cap company has a market capitalization found within the Russell 1000 Index (between $1.4 billion and $540.2 billion at the time of its most recent reconstitution on May 31, 2012) at the time of purchase. The size of the companies in the Russell 1000 Index will change with market conditions.

The Fund is non-diversified and may invest a significant percentage of its assets in the securities of one issuer. The Fund may invest up to 10% of its total assets in the securities of one company.

The Fund may engage in frequent and active trading as part of its principal investment strategy.

The sub-advisor, Navellier & Associates, Inc. (“Navellier”), seeks to identify and select inefficiently priced securities with strong appreciation potential by employing a proprietary investment process. Navellier’s proprietary investment process is a disciplined quantitative, objective, “bottom-up,” process and contains the following three steps. In the first step of the investment process, Navellier calculates and analyzes a “reward/risk ratio” for each potential investment. The reward/risk ratio is designed to identify stocks with above average potential returns and adjusted for risk. In the second step of the investment process, Navellier applies two or more sets of fundamental criteria to identify attractive stocks among those with favorable reward/risk ratios. Examples of these criteria include earnings growth, profit margins, reasonable price/earnings ratios based on expected future earnings, and various other fundamental criteria. Stocks with a combination of the applicable criteria are further considered in the third and final step of the investment process, which addresses the construction of the portfolio. Stocks are selected and weighted according to a disciplined methodology designed to maximize potential return and minimize potential risk.

Every quarter Navellier evaluates the fundamental criteria used in the second step of the investment process. The criteria included in this step and the relative weightings of each fundamental criterion are adjusted as necessary. This allows Navellier to monitor which criteria appear to be in favor in the financial markets. If a security held by the Fund does not meet the requirements of each step of Navellier’s investment process, then Navellier will evaluate the security and, if necessary, replace it.

Touchstone Growth Opportunities Fund

The Fund seeks long-term growth of capital.

The Fund invests primarily in stocks of domestic growth companies that the sub-advisor, Westfield Capital Management Company, L.P. (“Westfield”), believes have a demonstrated record of achievement with excellent prospects for earnings growth over a 1 to 3 year period. In choosing securities, Westfield looks for companies that it believes are reasonably priced with high forecasted earnings potential. The Fund will invest in companies that Westfield believes have shown above-average and consistent long-term growth in earnings and have excellent prospects for future growth. Westfield evaluates companies by using fundamental analysis of the company’s financial statements, interviews with management, analysis of the company’s operations and product development and consideration of the company’s industry category.

The Fund is non-diversified and may invest a significant percentage of its assets in the securities of a single company.

Westfield expects to hold investments in the Fund for an average of 12 to 24 months. However, changes in Westfield’s outlook and market conditions may significantly affect the amount of time the Fund holds a security. The Fund’s portfolio turnover may vary greatly from year to year and during a particular year. As a result, the Fund may engage in frequent and active trading as part of its principal investment strategy.

Westfield generally will sell a security if one or more of the following occurs:

(1) the predetermined price target objective is exceeded;

(2) there is an alteration to the original investment case;

(3) valuation relative to the stock’s peer group is no longer attractive; or

(4) better risk/reward opportunities may be found in other stocks.

D-1

Touchstone Value Fund

The Fund seeks to provide investors with long-term capital growth.

The Fund normally invests in equity securities of large and mid-cap companies (generally, companies with market capitalizations of approximately $2.5 billion or above) that the Fund’s sub-advisor, Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”) believes are undervalued. Equity securities include common and preferred stocks.

Barrow Hanley uses traditional methods of stock selection — research and analysis — to identify securities it believes are undervalued and searches for companies that have price to earnings and price to book ratios below the market and that have above average dividend yields. Barrow Hanley’s investment management approach may be described as contrarian in nature because it generally focuses on companies which are out of favor with other investors due to internal or external challenges judged to be short-term in nature. Barrow Hanley’s process seeks to identify the reasons for a temporary undervaluation of a company’s shares and believes that value can be added through individual stock selection.

Barrow Hanley utilizes risk management tools in an effort to keep the Fund from becoming over-exposed to particular market segments. Barrow Hanley is a “bottom-up” value manager meaning it analyzes the fundamentals of companies one at a time rather than focusing on broader market themes. The Fund is non-diversified and may invest a significant percentage of its assets in the securities of a single company.

Barrow Hanley generally considers selling a security when it reaches fair value estimate, when earnings forecasts do not appear to justify the current price, when there has been or there is an expectation of an adverse change in the company’s fundamentals, or when other investment opportunities appear more attractive.

Touchstone High Yield Fund

The Fund seeks to achieve a high level of income as its main goal. Capital appreciation is a secondary consideration.

The Fund normally invests at least 80% of its net assets (including borrowings for investment purposes) in non-investment grade debt securities. Shareholders will be provided with at least 60 days’ prior notice of any change in this policy. Non-investment grade debt securities are securities that are rated less than a BBB-/Baa3 rating by Moody’s Investors Service, Standard & Poor’s Ratings Group or Fitch Ratings or are otherwise unrated and determined by the sub-advisor to be of comparable quality. The Fund generally invests in non-investment grade debt securities of domestic corporations. Non-investment grade debt securities are often referred to as “junk bonds” and are considered speculative. The Fund expects to have a dollar weighted maturity of 5 to 6 years.

In selecting securities for the Fund, the sub-advisor, Fort Washington Investment Advisors, Inc. (“Fort Washington”), analyzes the overall investment opportunities and risks in different industry sectors focusing on those industries that exhibit stability and predictability. Having developed certain industry biases resulting from the current macroeconomic environment, Fort Washington implements a process of elimination through which certain types of securities are removed from the list of initially selected securities due to their structure. The next step is to apply a rigorous credit selection process in order to identify securities that offer attractive investment opportunities. Once a security has been purchased, the credit analysis process is re-applied to each individual security in the Fund’s portfolio on a periodic basis or as new information becomes available to determine whether or not to keep a security in the Fund’s portfolio.

Touchstone Ultra Short Duration Fixed Income Fund

The Fund seeks maximum total return consistent with the preservation of capital.

The Fund invests, under normal market conditions, at least 80% of its assets in fixed income securities. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days’ prior notice to shareholders. The Fund invests in a diversified portfolio of securities of different maturities including U.S. Treasury securities, U.S. government agency securities, securities of U.S. government-sponsored enterprises, corporate bonds, mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities, municipal bonds and repurchase agreements. The Fund invests only in investment grade debt securities and does not invest in non-investment grade (i.e. “high yield”) debt securities. Investment grade debt securities are those having a rating of BBB-/Baa3 or higher from a major rating agency or, if a rating is not available, deemed to be of comparable quality by the sub-advisor, Fort Washington Investment Advisors, Inc. (“Fort Washington”).

In selecting investments for the Fund, Fort Washington chooses fixed income securities that it believes are attractively priced relative to the market or to similar instruments. In addition, Fort Washington considers the “effective duration” of the Fund’s entire portfolio. Effective duration is a measure of a security’s price volatility or the risk associated with changes in interest rates. While the Fund may invest in securities with any maturity or duration, Fort Washington seeks to maintain an effective duration for the Fund of one year or less under normal market conditions.

D-2

Touchstone Core Bond Fund

The Fund seeks to provide as high a level of current income as is consistent with the preservation of capital. Capital appreciation is a secondary goal.

The Fund normally invests at least 80% of its net assets (including borrowings for investment purposes) in bonds. Bonds include mortgage-related securities, asset-backed securities, government securities and corporate debt securities. Shareholders will be provided with at least 60 days’ prior notice of any change in this policy. The Fund expects to have an average effective maturity of between 5 and 15 years. The Fund invests at least 80% of its total assets in investment-grade debt securities, but may invest up to 20% of its total assets in non-investment grade debt securities rated less than a BBB-/Baa3 rating by Moody’s Investors Service, Standard & Poor’s Ratings Group or Fitch Ratings. Non-investment grade debt securities are often referred to as “junk bonds” and are considered speculative.

In deciding what securities to buy and sell for the Fund, the sub-advisor, Fort Washington Investment Advisors, Inc. (“Fort Washington”), analyzes the overall investment opportunities and risks in different sectors of the debt securities markets by focusing on maximizing total return while reducing volatility of the Fund’s portfolio. Fort Washington follows a disciplined sector allocation process in order to build a broadly diversified portfolio of bonds. The Fund may engage in frequent and active trading as part of its principal investment strategy.

Touchstone Growth Allocation Fund

The Fund seeks to provide investors with capital appreciation.

The Fund is a “fund of funds,” which seeks to achieve its investment goal by primarily investing in a diversified portfolio of affiliated underlying equity and fixed-income funds (although a portion of its assets may be invested in cash, cash equivalents, or in money market funds). These affiliated underlying funds, in turn, invest in a variety of U.S. and foreign equity and fixed-income securities.

The following table details, under normal circumstances, how the Fund expects to allocate its assets among equity and fixed-income funds.

Equity Fund Allocation	Fixed-Income Fund Allocation
90-100%	0-10%

The Fund’s sub-advisor, Ibbotson Associates, Inc. (“Ibbotson”), seeks to develop an optimal model allocation among underlying funds using an analysis that looks at forecasted returns, standard deviations in historical returns, and the correlation of the performance of different market sectors. The Fund may invest between 0-45% of its assets in any individual underlying fund.

Ibbotson and the Fund’s investment advisor agree from time to time upon the universe of underlying funds that Ibbotson may consider when making allocation decisions. Ibbotson’s analysis in selecting and weighting the underlying funds from that universe includes historical returns-based style analysis, holdings-based style analysis, manager interviews, relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and historical volatility (the variability of returns from one period to the next). When considering equity funds, Ibbotson focuses on the underlying funds’ foreign and domestic exposure, market capitalization ranges, use of derivative strategies, and investment style (growth vs. value). When considering fixed-income funds, Ibbotson’s primary focus is the overall level of risk in the type of fixed income securities in which the underlying funds invest and on maximizing current income and long-term capital growth.

Ibbotson, subject to approval by the Fund’s investment advisor, may change the Fund’s target allocation to each asset class, the underlying funds in each asset class (including adding or deleting underlying funds), or target allocations to each underlying fund without prior approval from or notice to shareholders.

Decisions to sell shares of the underlying funds are made to adjust an underlying fund’s target allocation based on Ibbotson’s view of the Fund’s characteristics and other allocation criteria, for cash flow resulting from redemptions, or as a result of periodic rebalancing of the Fund’s holdings. For information on the underlying funds, please see the section entitled “Additional Information Regarding the Underlying Funds” below in this Exhibit D.

Touchstone Moderate Growth Allocation Fund

The Fund seeks to provide investors with capital appreciation.

The Fund is a “fund of funds,” which seeks to achieve its investment goal by primarily investing in a diversified portfolio of affiliated underlying equity and fixed-income funds (although a portion of its assets may be invested in cash, cash

D-3

equivalents, or in money market funds). These affiliated underlying funds, in turn, invest in a variety of U.S. and foreign equity and fixed-income securities.

The following table details, under normal circumstances, how the Fund expects to allocate its assets among equity and fixed-income funds.

Equity Fund Allocation	Fixed-Income Fund Allocation
70-90%	10-30%

The Fund’s sub-advisor, Ibbotson Associates, Inc. (“Ibbotson”), seeks to develop an optimal model allocation among underlying funds using an analysis that looks at forecasted returns, standard deviations in historical returns, and the correlation of the performance of different market sectors. The Fund may invest between 0-45% of its assets in any individual underlying fund.

Ibbotson and the Fund’s investment advisor agree from time to time upon the universe of underlying funds that Ibbotson may consider when making allocation decisions. Ibbotson’s analysis in selecting and weighting the underlying funds from that universe includes historical returns-based style analysis, holdings-based style analysis, manager interviews, relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and historical volatility (the variability of returns from one period to the next). When considering equity funds, Ibbotson focuses on the underlying funds’ foreign and domestic exposure, market capitalization ranges, use of derivative strategies, and investment style (growth vs. value). When considering fixed-income funds, Ibbotson’s primary focus is the overall level of risk in the type of fixed income securities in which the underlying funds invest and on maximizing current income and long-term capital growth.

Ibbotson, subject to approval by the Fund’s investment advisor, may change the Fund’s target allocation to each asset class, the underlying funds in each asset class (including adding or deleting underlying funds), or target allocations to each underlying fund without prior approval from or notice to shareholders.

Decisions to sell shares of the underlying funds are made to adjust an underlying fund’s target allocation based on Ibbotson’s view of the Fund’s characteristics and other allocation criteria, for cash flow resulting from redemptions, or as a result of periodic rebalancing of the Fund’s holdings. For information on the underlying funds, please see the section entitled “Additional Information Regarding the Underlying Funds” below in this Exhibit D.

Touchstone Balanced Allocation Fund

The Fund seeks to provide investors with capital appreciation and current income.

The Fund is a “fund of funds,” which seeks to achieve its investment goal by primarily investing in a diversified portfolio of affiliated underlying equity and fixed-income funds (although a portion of its assets may be invested in cash, cash equivalents, or in money market funds). These affiliated underlying funds, in turn, invest in a variety of U.S. and foreign equity and fixed-income securities.

The following table details, under normal circumstances, how the Fund expects to allocate its assets among equity and fixed-income funds.

Equity Fund Allocation	Fixed-Income Fund Allocation
50-70%	30-50%

The Fund’s sub-advisor, Ibbotson Associates, Inc. (“Ibbotson”), seeks to develop an optimal model allocation among underlying funds using an analysis that looks at forecasted returns, standard deviations in historical returns, and the correlation of the performance of different market sectors. The Fund may invest between 0-45% of its assets in any individual underlying fund.

Ibbotson and the Fund’s investment advisor agree from time to time upon the universe of underlying funds that Ibbotson may consider when making allocation decisions. Ibbotson’s analysis in selecting and weighting the underlying funds from that universe includes historical returns-based style analysis, holdings-based style analysis, manager interviews, relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and historical volatility (the variability of returns from one period to the next). When considering equity funds, Ibbotson focuses on the underlying funds’ foreign and domestic exposure, market capitalization ranges, use of derivative strategies, and investment style (growth vs. value). When considering fixed-income funds, Ibbotson’s primary focus is the overall level of risk in the type of fixed income securities in which the underlying funds invest and on maximizing current income and long-term capital growth.

D-4

Ibbotson, subject to approval by the Fund’s investment advisor, may change the Fund’s target allocation to each asset class, the underlying funds in each asset class (including adding or deleting underlying funds), or target allocations to each underlying fund without prior approval from or notice to shareholders.

Decisions to sell shares of the underlying funds are made to adjust an underlying fund’s target allocation based on Ibbotson’s view of the Fund’s characteristics and other allocation criteria, for cash flow resulting from redemptions, or as a result of periodic rebalancing of the Fund’s holdings. For information on the underlying funds, please see the section entitled “Additional Information Regarding the Underlying Funds” below in this Exhibit D.

Touchstone Conservative Allocation Fund

The Fund seeks to provide investors with current income and preservation of capital.

The Fund is a “fund of funds,” which seeks to achieve its investment goal by primarily investing in a diversified portfolio of affiliated underlying equity and fixed-income funds (although a portion of its assets may be invested in cash, cash equivalents, or in money market funds). These affiliated underlying funds, in turn, invest in a variety of U.S. and foreign equity and fixed-income securities.

The following table details, under normal circumstances, how the Fund expects to allocate its assets among equity and fixed-income funds.

Equity Fund Allocation	Fixed-Income Fund Allocation
20-40%	60-80%

The Fund’s sub-advisor, Ibbotson Associates, Inc. (“Ibbotson”), seeks to develop an optimal model allocation among underlying funds using an analysis that looks at forecasted returns, standard deviations in historical returns, and the correlation of the performance of different market sectors. The Fund may invest between 0-45% of its assets in any individual underlying fund.

Ibbotson and the Fund’s investment advisor agree from time to time upon the universe of underlying funds that Ibbotson may consider when making allocation decisions. Ibbotson’s analysis in selecting and weighting the underlying funds from that universe includes historical returns-based style analysis, holdings-based style analysis, manager interviews, relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and historical volatility (the variability of returns from one period to the next). When considering equity funds, Ibbotson focuses on the underlying funds’ foreign and domestic exposure, market capitalization ranges, use of derivative strategies, and investment style (growth vs. value). When considering fixed-income funds, Ibbotson’s primary focus is the overall level of risk in the type of fixed income securities in which the underlying funds invest and on maximizing current income and long-term capital growth.

Ibbotson, subject to approval by the Fund’s investment advisor, may change the Fund’s target allocation to each asset class, the underlying funds in each asset class (including adding or deleting underlying funds), or target allocations to each underlying fund without prior approval from or notice to shareholders.

Decisions to sell shares of the underlying funds are made to adjust an underlying fund’s target allocation based on Ibbotson’s view of the Fund’s characteristics and other allocation criteria, for cash flow resulting from redemptions, or as a result of periodic rebalancing of the Fund’s holdings. For information on the underlying funds, please see the section entitled “Additional Information Regarding the Underlying Funds” below in this Exhibit D.

Touchstone Micro Cap Value Fund

The Fund’s investment goal is to seek capital appreciation.

Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of micro cap companies. This is a non-fundamental policy that the Fund can change upon 60 days’ prior notice to shareholders. Micro cap companies are those companies contained within the Russell Microcap® Value Index, or companies with similar size characteristics at the time of initial purchase. As of September 30, 2011, the market capitalization of companies included in the Russell Microcap Value Index ranged from $11 million to $635 million. As of September 30, 2011, the average market capitalization range for companies contained within the Russell Microcap Value Index was approximately $236 million and the median market capitalization was approximately $130 million. The size of the companies in the Russell Microcap Value Index will change with market conditions. Equity securities consist of common stock and securities convertible into common stock.

The Fund seeks to provide broad exposure to micro cap domestic equities and seeks to outperform the Russell Microcap Value Index over a long-term investment horizon. The Fund’s sub-advisor, Fifth Third Asset Management, Inc. (“FTAM”), seeks to invest in companies that it considers to be “statistically cheap” (based on factors which may include, for example,

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low ratio of price to earnings, price to cash flow, price to book value, and price to sales). FTAM also looks for companies that it believes are undervalued relative to their earning power and long term earnings growth prospects, adjusted for risk. FTAM may filter out less attractive companies by analyzing cash flows, evaluating financial strength, performing normalized earnings analysis and reviewing purchase and sale activity in company shares by company executives, and through fundamental analysis, which may include a review of assets, earnings, sales, products, markets, and management, among other indicators. Ideally, after filtering out companies that do not meet FTAM’s criteria above, FTAM looks for companies that it believes have a positive catalyst (e.g., new products, management changes, acquisition, etc.).

FTAM also utilizes a strict sell discipline and may consider selling a security when: it becomes fully valued or less attractive; one of the Fund’s holdings has performed well and reached or approached FTAM’s price target; a company fails to pass FTAM’s investment screens; or there is deterioration in a company’s fundamentals, management or financial reporting.

FTAM will look to manage risk through several strategies, which will typically include: maintaining minimum and maximum sector weightings relative to the Russell Microcap Value Index; monitoring risk statistics relative to the Russell Microcap Value Index; and monitoring trade volume.

The Fund may also invest up to 10% of its assets in foreign securities.

Touchstone Small Company Value Fund

The Fund’s investment goal is to seek long-term capital growth.

Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of small cap companies. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days’ prior notice to shareholders. For purposes of the Fund, a small capitalization company has a market capitalization of no more than $2 billion at the time of initial purchase. Equity securities consist of common stock, preferred stock and convertible bonds.

The Fund’s sub-advisor, DePrince, Race & Zollo, Inc. (“DRZ”), seeks to invest in companies that it believes have the potential for growth and that appear to be trading below their perceived value.

DRZ employs a multi-step, “bottom up” investment process. Initially, DRZ screens the investible universe for small market capitalization companies that pay a dividend. DRZ then applies various valuation multiples such as price-to-earnings, price-to-book and price-to-cash flow, to find companies that it believes are trading at the low end of their historical relative valuation levels. DRZ then conducts rigorous fundamental analysis to identify an imminent catalyst (e.g. a new product cycle, management focus on return on invested capital, management changes, restructuring, improving financial or operating conditions or an industry-pricing cycle) which it believes may lead to future price appreciation. DRZ establishes relative price targets for the remaining stocks that have identifiable catalysts. Finally, DRZ filters the results to choose companies that it believes have the potential for growth and appear to be trading below their perceived value. DRZ considers selling a security when, in DRZ’s opinion, the security’s yield falls below an acceptable limit, when the valuation is no longer attractive or the fundamentals of the company or sector deteriorate.

The Fund invests in securities of companies operating in a broad range of industries. Most of these companies are based in the U.S., but in some instances may be headquartered in or doing a substantial portion of their business outside the U.S. The Fund will typically hold 65 to 80 securities. The Fund may engage in frequent and active trading of securities as a part of its principal investment strategy.

Touchstone International Value Fund

The Fund’s investment goal is to seek long-term capital growth.

Under normal circumstances, the Fund primarily invests its assets in equity securities of non-U.S. issuers. Equity securities include common and preferred stocks. The Fund allocates it assets to securities of issuers located in both developed and emerging markets. The companies whose securities are represented in the Fund’s portfolio are located in at least three countries other than the U.S. The Fund may invest in companies of any size in seeking to achieve its investment goal, but may focus its investments in small cap and mid cap companies.

The Fund’s sub-advisor, Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”), uses traditional methods of stock selection — research and analysis — to identify securities it believes are undervalued. Barrow Hanley seeks to invest in companies that have (1) price to earnings and price to book ratios below the market, (2) enterprise value/free cash flow ratios at or below the market and (3) dividend yields above the market. For purposes of the preceding sentence, the companies comprising the MSCI EAFE Index constitute the market. Barrow Hanley’s investment management approach may be described as contrarian in nature because it generally focuses on companies which are out of favor with other investors due to internal or external challenges judged to be short-term in nature. Barrow Hanley’s process seeks to

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identify the reasons for a temporary undervaluation of a company’s shares and believes that value to the Fund can be added through individual stock selection.

Barrow Hanley utilizes risk management tools in an effort to keep the Fund from becoming over-exposed to particular market segments. Barrow Hanley is a “bottom-up” value manager meaning it analyzes the fundamentals of companies one at a time rather than focusing on broader market themes.

Barrow Hanley generally considers selling a security when, in Barrow Hanley’s opinion, the security reaches fair value estimate, when earnings forecasts do not appear to justify the current price, when there has been or there is an expectation of an adverse change in the company’s fundamentals, or when other investment opportunities appear more attractive.

The Fund may engage in frequent and active trading as part of its principal investment strategy.

Touchstone Strategic Income Fund

The Fund’s investment goal is to seek a high level of income consistent with reasonable risk. The Fund seeks capital appreciation as a secondary goal.

Under normal circumstances, the Fund invests at least 80% of its assets in income-producing securities such as debt securities, common stocks, preferred stocks and common and preferred shares of closed-end investment companies (also known as “closed-end funds”) having portfolios consisting primarily of income-producing securities. Debt securities in which the Fund may invest include, but are not limited to, U.S. government agency securities and variable or floating-rate instruments. Certain of the debt securities and preferred stocks in which the Fund may invest may be convertible into common shares. The Fund normally invests in equity securities of companies with a market capitalization of approximately $400 million to $700 billion.

The Fund’s sub-advisor, Fifth Third Asset Management, Inc. (“FTAM”), seeks to provide value by investing in asset classes that appear to be attractive based on their risks and in companies with cheap (e.g., attractive price to cash flow ratio) cash flows in each asset class.

FTAM may invest in debt securities of any maturity, and will increase its investment in short term debt securities during periods when it believes interest rates will rise and will increase its investment in long-term debt securities during periods when it believes interest rates will decline. FTAM seeks to maximize risk-adjusted returns through fundamental research, quantitative modeling, and capital structure analysis. In performing this research, modeling and analysis, FTAM evaluates companies based on such factors as sales, assets, earnings, markets, and management, and FTAM searches for companies with favorable debt-to-equity ratios. The Fund seeks returns by investing across a broader array of investments than traditional investment grade fixed income funds, and FTAM believes that a low correlation between various asset classes leads to stability of expected returns.

In selecting corporate debt securities for the Fund, FTAM intends to invest principally in securities rated BBB or better by Standard & Poor’s (or the equivalent using Moody’s), but may invest in securities rated as low as BB, B, CCC or CC or unrated securities when these investments are believed by FTAM to be sound and consistent with an objective of reasonable risk. The Fund will not invest more than 20% of its assets in (i) securities rated BB or lower by Standard & Poor’s and/or (ii) unrated securities which, in the opinion of FTAM, are of quality comparable to those rated BB or lower. Securities rated lower than BBB by Standard & Poor’s, sometimes referred to as “junk bonds,” are lower-rated securities and have speculative characteristics.

The Fund may invest in any diversified closed end income fund as long as the Fund’s total portfolio maintains no more than 20% of its assets in securities rated BB or lower. The Fund may consider closed-end funds as a “pass through” security, and will look at the composition of the underlying portfolio. Therefore, the Fund may invest in any single closed-end fund even if more than 20% of the closed-end fund’s assets are invested in securities rated BB or lower. The closed-end funds in which the Fund may invest may in turn invest in debt and equity securities of United States or foreign issuers.

The Fund may enter into foreign currency contracts to settle planned purchases or sales of securities or to protect against a possible loss resulting from the adverse change in the relationship between the U.S. dollar and a foreign currency involved in an underlying transaction. The Fund may enter into futures contracts to gain exposure to, or hedge against changes in the value of interest rates or foreign currencies. The Fund may enter into interest rate, total return, credit default, and other forms of swap agreements to manage its exposure to interest rates and credit risk. The Fund may utilize call and put options to gain investment exposure or to hedge against portfolio volatility.

FTAM may consider selling a portfolio holding when: deterioration in a company’s strategic position, growth prospects, or financial reporting is detected; an individual security comprises too large a position in the portfolio; a company with

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declining financial fundamentals has risk volatility of more than one standard deviation in FTAM’s proprietary credit risk model; a company’s valuations are no longer attractive; or a better opportunity arises.

Principal Risks

Each Fund is subject to the principal risks summarized below. The Fund’s shares will fluctuate. You can lose money on your investment in the Fund and the Fund could return less than other investments. As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. Further information about investment risks is available in the Touchstone SAIs and the SAIs related to this Prospectus/Proxy Statement.

Fund	Principal Risks
Touchstone Large Cap Growth Fund	Equity Securities Risk
Growth Investing Risk
Management Risk
Market Risk
Large Cap Risk
Non-Diversification Risk
Portfolio Turnover Risk
Sector Focus Risk
Touchstone Growth Opportunities Fund	Equity Securities Risk
Growth Investing Risk
Large Cap Risk
Management Risk
Mid Cap Risk
Market Risk
Non-Diversification Risk
Portfolio Turnover Risk
Sector Focus Risk
Small Cap Risk
Touchstone Value Fund	Equity Securities Risk
Large Cap Risk
Mid Cap Risk
Management Risk
Market Risk
Non-Diversification Risk
Preferred Stock Risk
Sector Focus Risk
Value Investing Risk
Touchstone High Yield Fund	Credit Risk
Interest Rate Risk
Investment Grade Securities Risk
Management Risk
Market Risk
Non-Investment Grade Debt Securities Risk
Prepayment Risk
Rating Agency Risk

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Fund	Principal Risks
Touchstone Ultra Short Duration Fixed Income Fund	Asset-Backed Securities Risk
Credit Risk
Event Risk
Interest Rate Risk
Investment Grade Securities Risk
Investment Style Risk
Management Risk
Market Risk
Mortgage-Backed Securities Risk
Portfolio Turnover Risk
Prepayment Risk
Rating Agency Risk
Repurchase Agreement Risk
U.S. Government Securities Risk
Touchstone Core Bond Fund	Asset-Backed Securities Risk
Credit Risk
Interest Rate Risk
Investment Grade Securities Risk
Management Risk
Market Risk
Mortgage-Backed Securities Risk
Non-Investment Grade Debt Securities Risk
Portfolio Turnover Risk
Prepayment Risk
Rating Agency Risk
U.S. Government Securities Risk
Touchstone Growth Allocation Fund	Conflicts of Interest
Risks of Fund of Funds Structure
Risks of the Underlying Funds:
ADR Risk
Call Risk
Credit Risk
Debt Securities Risk
Derivatives Risk
Emerging Markets Risk
Equity Securities Risk
Foreign Securities Risk
Interest Rate Risk
Investment Style Risk
Large Cap Risk
Merger Arbitrage Risk
Management Risk
Market Risk
Mid Cap Risk
Mortgage-Backed Securities and Asset-Backed Securities Risk
Rating Agency Risk
Non-Diversification Risk
REITs Risk
Sector Focus Risk
Short Sale Risk
Small Cap Risk
U.S. Government Securities and U.S. Government Agencies Risk

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Fund	Principal Risks
Touchstone Moderate Growth Allocation Fund	Conflicts of Interest
Risks of Fund of Funds Structure
Risks of the Underlying Funds:
ADR Risk
Call Risk
Credit Risk
Debt Securities Risk
Derivatives Risk
Emerging Markets Risk
Equity Securities Risk
Foreign Securities Risk
High Yield Risk
Interest Rate Risk
Investment Style Risk
Large Cap Risk
Merger Arbitrage Risk
Management Risk
Market Risk
Mid Cap Risk
Mortgage-Backed Securities and Asset-Backed Securities Risk
Rating Agency Risk
Non-Diversification Risk
REITs Risk
Sector Focus Risk
Short Sale Risk
Small Cap Risk
U.S. Government Securities and U.S. Government Agencies Risk

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Fund	Principal Risks
Touchstone Balanced Allocation Fund	Conflicts of Interest
Risks of Fund of Funds Structure
Risks of the Underlying Funds:
ADR Risk
Call Risk
Credit Risk
Debt Securities Risk
Derivatives Risk
Emerging Markets Risk
Equity Securities Risk
Foreign Securities Risk
High Yield Risk
Interest Rate Risk
Investment Style Risk
Large Cap Risk
Merger Arbitrage Risk
Management Risk
Market Risk
Mid Cap Risk
Mortgage-Backed Securities and Asset-Backed Securities Risk
Rating Agency Risk
Non-Diversification Risk
REITs Risk
Sector Focus Risk
Short Sale Risk
Small Cap Risk
U.S. Government Securities and U.S. Government Agencies Risk

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Fund	Principal Risks
Touchstone Conservative Allocation Fund	Conflicts of Interest
Risks of Fund of Funds Structure
Risks of the Underlying Funds:
ADR Risk
Call Risk
Credit Risk
Debt Securities Risk
Derivatives Risk
Emerging Markets Risk
Equity Securities Risk
Foreign Securities Risk
High Yield Risk
Interest Rate Risk
Investment Style Risk
Large Cap Risk
Merger Arbitrage Risk
Management Risk
Market Risk
Mid Cap Risk
Mortgage-Backed Securities and Asset-Backed Securities Risk
Rating Agency Risk
Non-Diversification Risk
REITs Risk
Sector Focus Risk
Short Sale Risk
Small Cap Risk
U.S. Government Securities and U.S. Government Agencies Risk
Touchstone Micro Cap Value Fund	Convertible Securities Risk
Equity Securities Risk
Foreign Securities Risk
Management Risk
Market Risk
Micro Cap Risk
Value Investing Risk
Touchstone Small Company Value Fund	Convertible Securities Risk
Equity Securities Risk
Foreign Securities Risk
Management Risk
Market Risk
Micro Cap Risk
Mid Cap Risk
Portfolio Turnover Risk
Preferred Stock Risk
Small Cap Risk
Value Investing Risk
Touchstone International Value Fund	Emerging Markets Risk
Equity Securities Risk
Foreign Securities Risk
Management Risk
Market Risk
Mid Cap Risk
Portfolio Turnover Risk
Small Cap Risk
Value Investing Risk

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Fund	Principal Risks
Touchstone Strategic Income Fund	Closed-End Fund Risk
Convertible Securities Risk
Credit Risk
Debt Securities Risk
Derivatives Risk
Equity Securities Risk
Foreign Securities Risk
Forward Currency Exchange Contract Risk
Futures Contract Risk
Interest Rate Risk
Management Risk
Market Risk
Non-Investment Grade Debt Securities Risk
Options Risk
Preferred Stock Risk
Prepayment Risk
Swap Agreements Risk
Value Investing Risk

ADR Risk: The risks of ADRs include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Asset-Backed Securities Risk: Asset-backed securities are fixed income securities backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans, or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. Even with a credit enhancement by a third party, there is still risk of loss. There could be inadequate collateral or no collateral for asset-backed securities. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates and, at times, the financial condition of the issuer. Some asset-backed securities also may receive prepayments that can change the securities’ effective durations.

Call Risk: During periods of falling interest rates, an issuer may prepay (or “call”) certain debt obligations with high coupon rates prior to maturity. This may cause an underlying fund’s average weighted maturity to fluctuate, and may require an underlying fund to invest the resulting proceeds at lower interest rates. The types of securities that are subject to call risk include mortgage-backed securities and municipal bonds with a term of longer than ten years.

Closed-End Fund Risk: The risks of investment in other investment companies typically reflect the risk of the types of securities in which the investment companies invest. The value of the shares of closed-end investment companies may be lower than the value of the portfolio securities held by the closed-end investment company. When the Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company’s fees and expenses as well as its share of the Fund’s fees and expenses. There may also not be an active trading market available for shares of some closed-end funds. Additionally, trading of closed-end fund shares may be halted or delisted by the listing exchange.

Conflicts of Interest: The investment advisor may be subject to potential conflicts of interest in supervising the portfolio manager’s selection of underlying funds because the investment advisor may receive higher fees from certain underlying funds than others. However, the investment advisor is a fiduciary to the Fund and is required to act in the Fund’s best interest.

Convertible Securities Risk: Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying security.

Credit Risk: An issuer may be unable to make timely payments of either principal or interest. This may cause the issuer’s securities to decline in value. Credit risk is particularly relevant to those portfolios that invest a significant amount of their assets in junk bonds or lower-rated securities.

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Debt Securities Risk: The prices of a Fund’s or an underlying fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments.

Derivatives Risk (Touchstone Strategic Income Fund): Derivatives may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed a Fund’s original investment. Use of derivatives may increase the amount and affect the timing and character of taxes payable by shareholders. When a derivative is used as a hedge against an opposite position that a Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund’s hedging transactions will be effective.

Derivatives Risk (Asset Allocation Funds): Certain of the underlying funds may invest in derivatives, such as futures, options or swap contracts, to pursue their investment goals. The use of such derivatives may expose an underlying fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, including the risk of counterparty default. These additional risks could cause an underlying fund to experience losses to which it would otherwise not be subject. An underlying fund may use derivatives to gain exposure to (or hedge exposure against) a particular market, currency or instrument, to adjust the underlying fund’s duration or attempt to manage interest rate risk, and for certain other purposes consistent with its investment strategy.

Emerging Markets Risk: Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the underlying fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Equity Securities Risk (Touchstone Large Cap Growth Fund, Touchstone Growth Opportunities Fund, Touchstone Value Fund, Touchstone Micro Cap Value Fund, Touchstone Small Company Value Fund, Touchstone International Value Fund and Touchstone Strategic Income Fund): A Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles. The value of a Fund’s equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of a Fund’s shares. These factors contribute to price volatility, which is a principal risk of investing in the Funds. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company’s assets in the event of bankruptcy.

Equity Securities Risk (Asset Allocation Funds): An underlying fund is subject to the risk that stock prices will fall (or rise with respect to short positions) over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the underlying fund’s shares. Conversely, the risk of price increases with respect to securities sold short will also cause a decline in the value of the underlying fund’s shares. These factors contribute to price volatility. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company’s assets in the event of liquidation.

Event Risk: Securities may decline in credit quality and market value due to issuer restructurings, mergers, consolidations, reorganizations, tender or exchange offers, or other factors.

Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund’s or an underlying fund’s investments. These currency movements may happen separately from, or in response to, events that do not otherwise affect the value of the security in the issuer’s home country. There is a risk that foreign securities may not be subject to accounting standards or governmental supervision comparable to U.S. companies and that less public information about their operations may exist. There is risk associated with the clearance and settlement procedures in non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays. Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors. Over-the-counter securities may also be less liquid than exchange-traded securities.

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Forward Currency Exchange Contract Risk: A forward foreign currency exchange contract is an agreement to buy or sell a specific currency at a future date and at a price set at the time of the contract. Forward foreign currency exchange contracts may reduce the risk of loss from a change in value of a currency, but they also limit any potential gains, do not protect against fluctuations in the value of the underlying position and are subject to counterparty risk.

Futures Contract Risk: The risks associated with futures include: the potential inability to terminate or sell a position, the lack of a liquid secondary market for the Fund’s position and the risk that the counterparty to the transaction will not meet its obligations.

Growth Investing Risk: A Fund may lose money because growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds may underperform when value investing is in favor.

High Yield Risk: Non-investment grade debt securities are sometimes referred to as “junk bonds” and are considered speculative with respect to their issuers’ ability to make payments of interest and principal. There is a high risk that an underlying fund could suffer a loss from investments in non-investment grade debt securities caused by the default of an issuer of such securities. Part of the reason for this high risk is that, in the event of a default or bankruptcy, holders of non-investment grade debt securities generally will not receive payments until the holders of all other debt have been paid. In addition, the market for non-investment grade debt securities has, in the past, had more frequent and larger price changes than the markets for other securities. Non-investment grade debt securities can also be more difficult to sell for good value.

Interest Rate Risk: As interest rates rise, the value of fixed income securities the Fund owns will likely to decrease. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk. Duration is a measure of the expected life, taking into account any prepayment or call features of the security, of a fixed income security that is used to determine the price sensitivity of the security for a given change in interest rates. Specifically, duration is the change in the value of a fixed income security that will result from a 1% change in interest rates, and generally is stated in years. Maturity, on the other hand, is the date on which a fixed income security becomes due for payment of principal.

Investment Grade Securities Risk: Investment grade debt securities may be downgraded by an NRSRO to below investment grade status, which would increase the risk of holding these securities or a rating may become stale in that it fails to reflect changes to an issuer’s financial condition. Investment-grade debt securities rated in the lowest rating category by an NRSRO involve a higher degree of risk than fixed-income securities in the higher-rating categories. While such securities are considered investment-grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher-grade securities.

Investment Style Risk (Touchstone Ultra Short Duration Fixed Income Fund): Because of the Fund focuses on short duration securities, the Fund may underperform other segments of the fixed income market or the fixed income markets as a whole.

Investment Style Risk (Asset Allocation Funds): Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. Examples of different investment styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds may underperform when value investing is in favor. Value stocks are those that are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security’s inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Value oriented funds may underperform when growth investing is in favor.

Large Cap Risk: Large cap risk is the risk that stocks of larger companies may underperform relative to those of small and mid-sized companies. Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

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Management Risk: The value of your investment may decrease if the sub-advisor’s judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Market Risk (All Funds except Touchstone High Yield Fund, Touchstone Ultra Short Duration Fixed Income Fund and Touchstone Core Bond Fund): Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

Market Risk (Touchstone High Yield Fund, Touchstone Ultra Short Duration Fixed Income Fund and Touchstone Core Bond Fund): The prices of a Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. When markets are volatile, a Fund may not be able to buy or sell securities at favorable prices and a Fund may lose money.

Merger Arbitrage Risk: Investments in companies that are expected to be, or already are, the subject of a publicly announced transaction carry the risk that the proposed or expected transaction may not be completed or may be completed on less favorable terms than originally expected, which may lower performance.

Mortgage-Backed Securities Risk: Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancing, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a Fund’s mortgage-backed securities and, therefore, to assess the volatility risk of a Fund. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to a Fund. The risk of such defaults is generally higher in the cases of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages.

Mortgage-Backed Securities and Asset-Backed Securities Risk (Asset Allocation Funds): Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of a mortgage-backed security will increase and its market price will decrease. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio. In addition, mortgage-backed securities may fluctuate in price based on deterioration in the perceived or actual of the value of the collateral underlying the pool of mortgage loans, typically residential or commercial real estate, which may result in negative amortization or negative equity meaning that the value of the collateral would be worth less than the remaining principal amount owed on the mortgages in the pool.  An underlying fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as additional risks associated with the nature of the assets (credit card receivables, automobile financing loans, etc.) and the servicing of the assets.

Micro Cap Risk: Micro-capitalization companies are substantially riskier than investments in larger, more established companies. The stocks of micro-capitalization companies are less stable in price and less liquid than the stocks of larger companies.

Mid Cap Risk: A Fund is subject to the risk that medium capitalization stocks may underperform other types of stocks or the equity markets as a whole. Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

Non-Diversification Risk (Asset Allocation Funds): Certain of the underlying funds are considered non-diversified and can invest a greater portion of their assets in securities of individual issuers than a diversified fund.  As a result, changes in the market value of a single issuer could cause greater fluctuations in the value of underlying fund shares than would occur in an underlying diversified fund.

Non-Diversification Risk (Touchstone Large Cap Growth Fund, Touchstone Growth Opportunities Fund and Touchstone Value Fund): The Fund is non-diversified, which means that it may invest a greater percentage of its assets

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than diversified mutual funds in the securities of a limited number of issuers. The use of a non-diversified investment strategy may increase the volatility of the Fund’s investment performance, as the Fund may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified fund.

Non-Investment Grade Debt Securities Risk: Non-investment grade debt securities are sometimes referred to as “junk bonds” and are considered speculative with respect to their issuers’ ability to make payments of interest and principal. There is a high risk that a Fund could suffer a loss from investments in non-investment grade debt securities caused by the default of an issuer of such securities. Part of the reason for this high risk is that, in the event of a default or bankruptcy, holders of non-investment grade debt securities generally will not receive payments until the holders of all other debt have been paid. In addition, the market for non-investment grade debt securities has, in the past, had more frequent and larger price changes than the markets for other securities. Non-investment grade debt securities can also be more difficult to sell for good value.  Successful investment in non-investment grade debt securities involves greater investment risk and is highly dependent on the sub-advisor’s credit analysis and market analysis.

Options Risk: Options trading is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The value of options can be highly volatile, and their use can result in loss if the sub-advisor is incorrect in its expectation of price fluctuations. The successful use of options for hedging purposes also depends in part on the ability of the sub-advisor to predict future price fluctuations and the degree of correlation between the options and securities markets.  When options are purchased over the counter, the Fund bears the risk that the counter-party that wrote the option will be unable or unwilling to perform its obligations under the option contract. Such options may also be illiquid, and in such cases, the Fund may have difficulty closing out its position.

Portfolio Turnover Risk: A Fund may sell its portfolio securities, regardless of the length of time that they have been held, if the advisor and/or sub-advisor determines that it would be in a Fund’s best interest to do so. It may be appropriate to buy or sell portfolio securities due to economic, market, or other factors that are not within the advisor’s or sub-advisor’s control. These transactions will increase a Fund’s “portfolio turnover.” A 100% portfolio turnover rate would occur if all of the securities in a Fund were replaced during a given period. High turnover rates generally result in higher brokerage costs to a Fund and in higher net taxable gain for shareholders, and may reduce a Fund’s returns.

Preferred Stock Risk: Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing the stock to be called or redeemed prior to its maturity, which can have a negative impact on the stock’s price when interest rates decline.

Prepayment Risk: Prepayment risk is the risk that a debt security may be paid off and proceeds invested earlier than anticipated. Prepayment risk is more prevalent during periods of falling interest rates.

Rating Agency Risk: Ratings represent an NRSRO’s opinion regarding the quality of the security and are not a guarantee of quality. NRSROs may fail to make timely credit ratings in response to subsequent events. In addition, NRSROs are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

REITs Risk: REITs are pooled investment vehicles that primarily invest in commercial real estate or real estate-related loans. REITs are susceptible to the risks associated with direct ownership of real estate, such as declines in property values, increases in property taxes, operating expenses, rising interest rates or competition, overbuilding, zoning changes, and losses from casualty or condemnation. REITs typically incur fees that are separate from those of an underlying fund. Accordingly, an underlying fund’s investments in REITs will result in the layering of expenses, such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying fund expenses.

Repurchase Agreement Risk: Under all repurchase agreements entered into by a Fund, the Fund’s custodian or its agent must take possession of the underlying collateral. However, if the counterparty defaults, a Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale, including accrued interest, are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if a Fund is treated as an unsecured creditor and is required to return the underlying security to the seller’s estate. Repurchase agreements are considered loans by a Fund.

Risks of Fund of Funds Structure: The value of an investment in a Fund is based on the performance of the underlying funds in which it invests and the allocation of its assets among those funds. The underlying funds may change their

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investment goals, policies or practices and there can be no assurance that the underlying funds will achieve their respective investment goals. Because a Fund invests in mutual funds, it bears a proportionate share of the expenses charged by the underlying funds in which it invests. The principal risks of an investment in a Fund include the principal risks of investing in the underlying funds.  The more a Fund allocates to equity funds, the greater the expected risk.  To the extent that a Fund invests more of its assets in one underlying fund than another, a Fund will have greater exposure to the risks of that underlying fund. One underlying fund may buy the same security that another underlying fund is selling.  You would indirectly bear the costs of both trades.  In addition, you may receive taxable gains from portfolio transactions by the underlying funds, as well as taxable gains from a Fund’s transactions in shares of the underlying funds.  A Fund’s ability to achieve its investment goal depends upon the sub-advisor’s skill in selecting the best mix of underlying funds.  There is the risk that sub-advisor’s evaluations and assumptions regarding the underlying funds may be incorrect in view of actual market conditions.

Sector Focus Risk: A fund or an underlying fund that focuses its investments in the securities of a particular market sector is subject to the risk that adverse circumstances will have a greater impact on the fund or underlying fund than a fund that does not focus its investments in a particular sector. It is possible that economic, business or political developments or other changes affecting one security in the area of focus will affect other securities in that area of focus in the same manner, thereby increasing the risk of such investments.

Short Sales Risk: When selling a security short, an underlying fund will sell a security it does not own at the then-current market price.  An underlying fund borrows the security to deliver to the buyer and is obligated to buy the security at a later date so it can return the security to the lender.  If a security sold short increases in price, an underlying fund may have to cover its short position at a higher price than the short sale price, resulting in a loss.  To borrow the security, an underlying fund also may be required to pay a premium, which would increase the cost of the security sold short.  The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses an underlying fund may be required to pay in connection with the short sale.  In addition, a lender may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice, and an underlying fund may have to buy the securities sold short at an unfavorable price.  If this occurs, any anticipated gain to an underlying fund may be reduced or eliminated or the short sale may result in a loss.  In addition, because an underlying fund’s loss on a short sale arises from increases in the value of the security sold short, such loss is theoretically unlimited. By contrast, an underlying fund’s loss on a long position arises from decreases in the value of the security and is limited by the fact that a security’s value cannot drop below zero.

Small Cap Risk: The Fund is subject to the risk that small capitalization stocks may underperform other types of stocks or the equity markets as a whole. Small cap stock risk is the risk that stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group. In addition, small cap stocks typically are traded in lower volume, and their issuers typically are subject to greater degrees of changes in their earnings and prospects.

Swap Agreements Risk: The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to credit risk. Further, there is a risk that no suitable counterparties are willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment goal.

U.S. Government Securities Risk (Touchstone Ultra Short Duration Fixed Income Fund and Touchstone Core Bond Fund): A Fund’s U.S. government securities are not guaranteed against price movements due to changing interest rates. Securities issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources. In addition, securities issued by agencies such as Fannie Mae and Ginnie Mae are supported only by the credit of the issuing agency and any associated collateral.

U.S. Government Securities and U.S. Government Agencies Risk (Asset Allocation Funds): U.S. Government Securities are not guaranteed against price movements due to changing interest rates. Certain securities issued by agencies and instrumentalities of the U.S. Government are backed by the full faith and credit of the U.S. Government, such as securities issued by the Government National Mortgage Association. Others are not insured or guaranteed by the U.S. Government and may be supported only by the issuer’s right to borrow from the U.S. Treasury, subject to certain limits, such as securities issued by Federal Home Loan Banks, or by the credit of the issuing agency and the discretionary authority of the U.S. Government to purchase certain obligations, such as Freddie Mac, Tennessee Valley Authority and Student Loan Marketing Association, or only by the credit of the issuing agency, such as Federal Farm Credit Banks.

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Value Investing Risk: A value-oriented investment approach is subject to the risk that a security believed to be undervalued does not appreciate in value as anticipated or experiences a decline in value.  Value oriented funds may underperform when growth investing is in favor.

Additional Information Regarding Investment Strategies and Risks

Can a Fund Depart From its Principal Investment Strategies?

In addition to the investments and strategies described in this Exhibit D, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies are described in detail in the Touchstone SAIs and the  SAIs related to this Prospectus/Proxy Statement.

Each Fund’s investment goal is non-fundamental, and may be changed by the Board of Trustees of Touchstone Strategic Trust, Touchstone Investment Trust and Touchstone Funds Group Trust without shareholder approval.  You would be notified at least 30 days before any change takes effect.  The investments and strategies described in this Exhibit D are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, repurchase agreements and short-term obligations (i.e., fixed and variable rate securities and high quality debt securities of corporate and government issuers) that would not ordinarily be consistent with the Fund’s goals. This defensive investing may increase a Fund’s taxable income. A Fund will do so only if the Advisor or the Fund’s sub-advisor believes that the risk of loss in using the Fund’s normal strategies and investments outweighs the opportunity for gains. Of course, there can be no guarantee that any Fund will achieve its investment goal.

Portfolio Composition

Certain of the Funds have adopted policies to invest, under normal circumstances, at least 80% of the value of the Fund’s “assets” in certain types of investments suggested by its name (the “80% Policy”). For purposes of these 80% Policies, the term “assets” means net assets plus the amount of borrowings for investment purposes. A Fund must comply with its 80% Policy at the time the Fund invests its assets. Accordingly, when a Fund no longer meets the 80% requirement as a result of circumstances beyond its control, such as changes in the value of portfolio holdings, it would not have to sell its holdings but would have to make any new investments in such a way as to comply with the 80% Policy.

Additional Information About Fund Investments

Change in Market Capitalization: A Fund may specify in its principal investment strategy a market capitalization range for acquiring portfolio securities. If a security that is within the range for a Fund at the time of purchase later falls outside the range, which is most likely to happen because of market fluctuation, the Fund may continue to hold the security if, in the sub-advisor’s judgment, the security remains otherwise consistent with the Fund’s investment goal and strategies. However, this change could affect the Fund’s flexibility in making new investments.

Foreign Companies (or Issuers): Foreign companies (or issuers) are companies that meet all of the following criteria:

●	They are organized under the laws of a foreign country
●	They maintain their principal place of business in a foreign country
●	The principal trading market for their securities is located in a foreign country
●	They derive at least 50% of their revenues or profits from operations in foreign countries
●	They have at least 50% of their assets located in foreign countries

The Touchstone Value Fund may invest up to 15% of its assets in securities of foreign issuers.  ADRs are not considered by the Touchstone Value Fund to be securities of foreign issuers for purposes of this limitation.

Emerging Market Countries: Emerging market countries are generally countries that are not included in the MSCI World Index.  As of April 30, 2012, the countries in the MSCI World Index included: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States.  The country composition of the MSCI World Index can change over time.  When a Fund invests in securities of a company in an emerging market country, it invests in securities issued by a company that meets one or more of the following criteria:

●	It is organized under the laws of an emerging market country.
●	It maintains its principal place of business in an emerging market country.
●	The principal trading market for its securities is located in an emerging market country.
●	It derives at least 50% of its revenues or profits from operations within emerging market countries.
●	It has at least 50% of its assets located in emerging market countries.

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Other Investment Companies (All Funds): The Funds may invest in securities issued by other investment companies. This may include money market funds, index funds, exchange traded funds (e.g., iShares® and SPDRs) and similar securities of other issuers.  When a Fund invests in other investment companies, shareholders indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying Fund expenses.  Touchstone Advisors has received an exemptive order from the Securities and Exchange Commission (“SEC”) that permits the Funds to invest their uninvested cash or cash collateral in one or more affiliated money market funds.  Each Fund may invest up to 25% of its total assets in affiliated money market funds, subject to that Fund’s investment limitations and certain other conditions pursuant to the exemptive order.

Exchange-Traded Funds (All Funds): The Funds may invest in shares of exchange-traded funds (“ETFs”).  Investing in an ETF generally offers instant exposure to an index or a broad range of markets, sectors, geographic regions or industries. When investing in ETFs, shareholders bear their proportionate share of the Fund’s expenses and their proportionate share of ETF expenses which are similar to the Fund’s expenses. Also, although ETFs seek to provide investment results that correspond generally to the price and yield performance of a particular market index, the price movement of an ETF may not track the underlying index.

Derivatives (Touchstone Value Fund, Touchstone Ultra Short Duration Fixed Income Fund, Asset Allocation Funds and Shell Funds): Each Fund may, but is not required to, use derivative instruments for any of the following purposes:

●	To hedge against adverse changes - caused by changing interest rates, stock market prices or currency exchange rates - in the market value of securities held by or to be bought for a Fund;
●	As a substitute for purchasing or selling securities;
●	To shorten or lengthen the effective portfolio maturity or duration;
●	To enhance a Fund’s potential gain in non-hedging or speculative situations; or
●	To lock in a substantial portion of the unrealized appreciation in a stock without selling it.

A derivative instrument will obligate or entitle a Fund to deliver or receive an asset or a cash payment that is based on the change in value of a designated security, currency or index. Even a small investment in derivative instruments can have a large impact on a portfolio’s yield, stock prices and currency exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when interest rates, stock prices or currency rates are changing. A Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Fund’s holdings.

Counterparties to over-the-counter derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a Fund’s holdings less liquid and harder to value, especially in declining markets. In addition, much of the income and gains generated by derivatives will be taxed as ordinary income. Derivative instruments include futures, options, swaps and to the extent consistent with a Fund’s investment goals, forward currency exchange contracts.  With the exception of the Touchstone Strategic Income Fund, under normal circumstances, investments in these types of derivatives will typically be limited to an amount less than 10% of each Fund’s assets based on daily mark-to-market value.

Lending of Portfolio Securities (All Funds): The Funds may lend their portfolio securities to brokers, dealers and financial institutions under guidelines adopted by the Board of Trustees, including a requirement that the Fund must receive collateral equal to no less than 100% of the market value of the securities loaned. The risk in lending portfolio securities, as with other extensions of credit, consists of possible loss of rights in the collateral should the borrower fail financially. In determining whether to lend securities, a Fund’s sub-advisor will consider all relevant facts and circumstances, including the creditworthiness of the borrower.  More information on securities lending is available in the Touchstone SAIs and the SAI related to this Prospectus/Proxy Statement for the Shell Funds.

Additional Information Regarding the Underlying Funds

The following is a summary of the investment goals and principal investments of the underlying funds in which the Asset Allocation Funds may invest.  The underlying funds in which the Asset Allocation Funds may invest may change from time to time and the Asset Allocation Funds may invest in other underlying funds that are not listed below at the discretion of Ibbotson, subject to approval by Touchstone Advisors, without prior notice to or approval of shareholders.  These summaries do not reflect all of the investment policies and strategies that are disclosed in each underlying fund’s prospectus.  For a complete description of the underlying funds investment strategies and policies, please see the underlying funds prospectuses and statements of additional information, which are available without charge on the Funds’ website at www.TouchstoneInvestments.com or by calling 1.800.543.0407.

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Underlying Funds	Investment Goal	Principal Investments
Touchstone Sands Capital Institutional Growth Fund	The Fund seeks long-term capital appreciation.	The Fund invests, under normal market conditions, at least 80% of its assets in common stocks of U.S. companies with above-average potential for revenue and earnings growth.

Touchstone Large Cap Growth Fund	The Fund seeks long-term growth of capital.	Under normal circumstances, the Fund will invest at least 80% of its assets in common stocks of large cap U.S. companies.

Touchstone Large Cap Relative Value Fund	The Fund seeks capital appreciation.	The Fund invests, under normal market conditions, at least 80% of its net assets (including borrowings for investment purposes) in common stocks of large capitalization U.S. companies.

Touchstone Value Fund	The Fund seeks to provide investors with long-term capital growth.
The Fund normally invests in equity securities of large and mid-cap companies (generally, companies with market capitalizations of approximately $2.5 billion or above) that the Fund’s sub-advisor believes are undervalued.

Touchstone Focused Fund	The Fund seeks to provide investors with capital appreciation.	The Fund invests, under normal market conditions, at least 80% of its assets in equity securities.

Touchstone Emerging Growth Fund	The Fund seeks to provide investors with capital appreciation.	Under normal market conditions, the Fund invests primarily in equity securities of emerging growth companies.

Touchstone Mid Cap Fund	The Fund seeks long-term capital growth.	The Fund invests, under normal market conditions, at least 80% of its assets in common stocks of medium capitalization U.S. listed companies.

Touchstone Mid Cap Value Fund	The Fund seeks capital appreciation.	The Fund invests, under normal conditions, at least 80% of its net assets (including borrowings for investment purposes) in common stocks of medium capitalization companies.

Touchstone Mid Cap Growth Fund	The Fund seeks to increase the value of Fund shares as a primary goal and to earn income as a secondary goal.	Under normal circumstances, the Fund will invest at least 80% of its assets in common stocks of mid cap U.S. companies.

Touchstone Small Cap Core Fund	The Fund seeks capital appreciation.	The Fund invests, under normal conditions, at least 80% of its net assets (including borrowings for investment purposes) in common stocks of small capitalization U.S. companies.

Touchstone Small Cap Value Fund	The Fund seeks long-term capital growth.
The Fund invests, under normal market conditions, at least 80% of its assets in common stocks of companies with small market capitalizations that the sub-advisor believes have the potential for growth and that appear to be trading below their perceived value.

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Underlying Funds	Investment Goal	Principal Investments
Touchstone International Equity Fund	The Fund seeks to provide investors with long-term capital appreciation.	The Fund normally invests at least 80% of its assets in equity securities of non-U.S. issuers.

Touchstone International Small Cap Fund	The Fund seeks to provide investors with capital appreciation.	The Fund normally invests at least 80% of its assets in equity securities of non-U.S. small-cap companies, including companies located in countries with emerging markets.

Touchstone Global Equity Fund	The Fund seeks capital appreciation.
The Fund invests, under normal conditions, at least 80% of its net assets (including borrowings for investment purposes) in U.S. and foreign, including emerging market countries, equity securities, which includes common stock, preferred stock and warrants.

Touchstone Emerging Markets Equity Fund II	The Fund seeks capital appreciation.

The Fund invests, under normal market conditions, at least 80% of its net assets (including borrowings for investment purposes) in equity securities, which includes common stock, preferred stock, convertible bonds and warrants, of companies located in emerging markets.

Touchstone Global Real Estate Fund	The Fund seeks capital appreciation.
The Fund invests, under normal market conditions, at least 80% of its net assets (including borrowings for investment purposes) in common stocks and other equity securities of U.S. and foreign real estate companies without regard to market capitalization.

Touchstone International Fixed Income Fund	The Fund seeks total return.	The Fund invests, under normal circumstances, at least 80% of its net assets (including borrowings for investment purposes) in fixed income securities of issuers located outside the United States.

Touchstone High Yield Fund	The Fund seeks to achieve a high level of income as its main goal. Capital appreciation is a secondary consideration.	The Fund normally invests at least 80% of its net assets (including borrowings for investment purposes) in non-investment grade debt securities.

Touchstone Core Bond Fund	The Fund seeks to provide as high a level of current income as is consistent with the preservation of capital. Capital appreciation is a secondary goal.	The Fund normally invests at least 80% of its net assets (including borrowings for investment purposes) in bonds.

Touchstone Total Return Bond Fund	The Fund seeks current income. Capital appreciation is a secondary goal.	The Fund invests, under normal circumstances, at least 80% of its net assets (including borrowings for investment purposes) in fixed income securities.

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Underlying Funds	Investment Goal	Principal Investments
Touchstone Short Duration Fixed Income Fund	The Fund seeks maximum total return consistent with the preservation of capital.	The Fund invests, under normal market conditions, at least 80% of its assets in fixed income securities.

Touchstone Institutional Money Market Fund	The Fund seeks high current income, consistent with the protection of capital. The Fund is a money market fund, which seeks to maintain a constant share price of $1.00 per share.
The Fund invests in U.S. government securities and high-quality money market instruments rated in one of the top two short- term rating categories or determined by the sub-advisor to be of comparable quality.

Touchstone Dynamic Equity Fund	The Fund seeks to obtain long-term capital appreciation from hedged equity investments with less risk than a fully invested, unhedged equity portfolio.
The Fund’s sub-advisor seeks to achieve the Fund’s investment goal by investing the Fund’s assets in a combination of equity securities, high quality short-term debt securities and derivative instruments.

Touchstone Merger Arbitrage Fund	The Fund seeks to achieve positive absolute returns regardless of market conditions over the long-term.	The Fund primarily invests, under normal market conditions, in equity securities of U.S. and foreign issuers.

Do the Funds Have Other Investment Strategies, in Addition to Their Principal Investment Strategies?

Large Cap Growth Fund. The Fund may also invest in:

●	Securities of foreign issuers, including ADRs, ADSs and other depositary receipts (up to 15% of total assets) Securities of foreign issuers in emerging market countries (up to 15% of total assets)
●	Investment grade debt securities, cash or cash equivalents
●	Initial public offerings
●	Other investment companies

Growth Opportunities Fund. The Fund may also invest in:

●	Securities of foreign issuers, including ADRs, ADSs and other depositary receipts (up to 10% of total assets)
●	Securities of foreign issuers in emerging market countries (up to 10% of total assets)
●	Initial public offerings (up to 10% of total assets)
●	Other investment companies (up to 10% of total assets)

Core Bond Fund. The Fund may also invest in:

●	Preferred stocks
●	Debt securities denominated in foreign currencies (up to 20% of total assets)
●	Debt securities of emerging market countries (up to 10% of total assets)
●	To-Be-Announced Securities
●	Other investment companies

High Yield Fund. The Fund may also invest in:

●	Securities of foreign companies (up to 15% of total assets), but only up to 5% of its total assets in securities of foreign companies that are denominated in a currency other than the U.S. dollar
●	Debt securities of emerging market countries (up to 10% of total assets)
●	Mortgage-related securities, To-Be-Announced Securities and other types of loans and loan participations
●	U.S. government securities and securities of foreign governments
●	Preferred stocks
●	Other investment companies

Non-Principal Risks. In addition to the principal risks described above, the Funds may be subject to the following non-principal risks:

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Debt Security Risk (Touchstone Large Cap Growth Fund): Debt securities are subject to the risk that their market value will decline because of rising interest rates.  The price of debt securities is generally linked to the prevailing market interest rates.  In general, when interest rates rise, the price of debt securities falls, and when interest rates fall, the price of debt securities rises.  The price volatility of a debt security also depends on its maturity.  Generally, the longer the maturity of a debt security, the greater its sensitivity to changes in interest rates.  To compensate investors for this higher risk, debt securities with longer maturities generally offer higher yields than debt securities with shorter maturities.

Emerging Markets Risk (Touchstone Large Cap Growth Fund, Touchstone Growth Opportunities Fund, Touchstone Core Bond Fund and Touchstone High Yield Fund): Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the underlying fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Foreign Securities Risk (Touchstone Large Cap Growth Fund, Touchstone Growth Opportunities Fund, Touchstone Value Fund, Touchstone Core Bond Fund and Touchstone High Yield Fund): Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.  In addition, investments in foreign securities are generally denominated in foreign currency.  As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund’s investments.  These currency movements may happen separately from, or in response to, events that do not otherwise affect the value of the security in the issuer’s home country.  There is a risk that foreign securities may not be subject to accounting standards or governmental supervision comparable to U.S. companies and that less public information about their operations may exist.  There is risk associated with the clearance and settlement procedures in non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.  Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors. Over-the-counter securities may also be less liquid than exchange-traded securities.

Initial Public Offering (“IPO”) Risk (Touchstone Large Cap Growth Fund and Touchstone Growth Opportunities Fund): IPO risk is the risk that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer.  The purchase of IPO shares may involve high transaction costs.  IPO shares are subject to market risk and liquidity risk (i.e., the potential that the Fund may be unable to dispose of the IPO shares promptly or at a reasonable price).

Manager of Managers Risk (All Funds): Touchstone Advisors engages one or more sub-advisors to make investment decisions on its behalf for a portion or all of each Fund. There is a risk that Touchstone Advisors may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.

Market Disruption Risk (All Funds): The United States, certain member states of the European Union and other countries have experienced during the past few years significant disruption to their financial markets impacting the liquidity and volatility of securities generally, including securities in which the Funds may invest.  During periods of extreme market volatility, prices of securities held by the Funds may be negatively impacted due to imbalances between market participants seeking to sell the same or similar securities and market participants willing or able to buy such securities.  As a result, the market prices of securities held by the Funds could go down, at times without regard to the financial condition of or specific events impacting the issuer of the security.

The recent instability in the financial markets has led governments to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Funds themselves are regulated. Such legislation or regulation could limit or preclude the Funds’ ability to achieve their investment goals.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the Funds’ portfolio holdings. Furthermore, volatile financial markets can expose the Funds to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Funds. The Funds have established procedures to assess the liquidity of portfolio holdings and to value instruments for which market prices may not be readily available. Touchstone Advisors and the Funds’ sub-advisors will monitor developments and seek to manage the Funds in a manner consistent with achieving the Funds’ investment goals, but there can be no assurance that they will be successful in doing so.

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Mortgage-Backed Securities Risk (Touchstone High Yield Fund): Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancing, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a Fund’s mortgage-backed securities and, therefore, to assess the volatility risk of a Fund. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to a Fund. The risk of such defaults is generally higher in the cases of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages.

Portfolio Turnover Risk (All Funds except those that list portfolio turnover risk as a principal risk): Each Fund may sell its portfolio securities, regardless of the length of time that they have been held, if the advisor and/or sub-advisor determines that it would be in a Fund’s best interest to do so. It may be appropriate to buy or sell portfolio securities due to economic, market, or other factors that are not within the advisor’s or sub-advisor’s control. These transactions will increase a Fund’s “portfolio turnover.” A 100% portfolio turnover rate would occur if all of the securities in a Fund were replaced during a given period. High turnover rates generally result in higher brokerage costs to a Fund and in higher net taxable gain for shareholders, and may reduce a Fund’s returns.

Preferred Stock Risk (Core Bond Fund and High Yield Fund): Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing the stock to be called or redeemed prior to its maturity, which can have a negative impact on the stock’s price when interest rates decline.

Sovereign Debt Risk (High Yield Fund): The actions of foreign governments concerning their respective economies could have an important effect on their ability or willingness to service their sovereign debt. Such actions could have significant effects on market conditions and on the prices of securities and instruments held by the Fund, including the securities and instruments of foreign private issuers. Factors which may influence the ability or willingness of foreign sovereigns to service debt include, but are not limited to: the availability of sufficient foreign exchange on the date payment is due; the relative size of its debt service burden to the economy as a whole; its balance of payments (including export performance) and cash flow situation; its access to international credits and investments; fluctuations in interest and currency rates and reserves; and its government’s policies towards the International Monetary Fund, the World Bank and other international agencies. If a foreign sovereign defaults on all or a portion of its foreign debt, the Fund may have limited legal recourse against the issuer and/or guarantor. In some cases, remedies must be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign sovereign debt securities to obtain recourse may be subject to the political climate in the prevailing country which could substantially delay or defeat any recovery.

U.S. Government Securities Risk (High Yield Fund): The Fund’s U.S. government securities are not guaranteed against price movements due to changing interest rates.  While some of the U.S. government securities held by the Fund are backed by the full faith and credit of the U.S. government, others are supported only by the credit of the government agency issuing the security.  The Fund may not be able to make a claim against the U.S. government if the agency issuing the security does not meet its obligations.  Securities backed by the full faith and credit of the U.S. government include Treasury bills, Treasury notes, Treasury bonds, Government National Mortgage Association (“GNMA”) securities and Overseas Private Investment Corporation (“OPIC”) securities.  Securities backed only by the credit of the government agency issuing the security include securities issued by the Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation (“FHLMC”), Federal Agricultural Mortgage Corporation (“FMAC”), Student Loan Marketing Association (“SLMA”), Small Business Administration (“SBA”) and Tennessee Valley Authority (“TVA”).

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EXHIBIT E: ADDITIONAL INFORMATION REGARDING THE ACQUIRING FUNDS

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Funds through a broker-dealer or other financial intermediary (such as a bank), the Funds and their related companies may pay the financial intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Funds over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

CHOOSING A CLASS OF SHARES

Share Class Offerings.  Each class of shares has different sales charges and distribution fees.  The amount of sales charges and distribution fees you pay will depend on which class of shares you decide to purchase.

Class A Shares

The offering price of Class A shares of each Fund is equal to its net asset value (“NAV”) plus a front-end sales charge that you pay when you buy your shares.  The front-end sales charge is generally deducted from the amount of your investment. Class A shares are subject to a 12b-1 distribution fee.

Class A Sales Charge-Equity Funds and Asset Allocation Funds. The following table shows the amount of front-end sales charge you will pay on purchases of Class A shares for the Touchstone Equity Funds and the Touchstone Asset Allocation Funds. The amount of front-end sales charge is shown as a percentage of (1) offering price and (2) the net amount invested after the charge has been subtracted.  Note that the front-end sales charge gets lower as your investment amount gets larger.

	Sales Charge as % of	Sales Charge as % of
Amount of Your Investment	Offering Price	Net Amount Invested
Under $50,000	5.75%	6.10%
$50,000 but less than $100,000	4.50%	4.71%
$100,000 but less than $250,000	3.50%	3.63%
$250,000 but less than $500,000	2.95%	3.04%
$500,000 but less than $1 million	2.25%	2.30%
$1 million or more	0.00%	0.00%

Class A Sales Charge-Fixed Income Funds (except the Touchstone Ultra Short Duration Fixed Income Fund). The following table shows the amount of front-end sales charge you will pay on purchases of Class A shares for the Touchstone Fixed Income Funds. The amount of front-end sales charge is shown as a percentage of (1) offering price and (2) the net amount invested after the charge has been subtracted.  Note that the front-end sales charge gets lower as your investment amount gets larger.

	Sales Charge as % of	Sales Charge as % of
Amount of Your Investment	Offering Price	Net Amount Invested
Under $50,000	4.75%	4.99%
$50,000 but less than $100,000	4.50%	4.71%
$100,000 but less than $250,000	3.50%	3.63%
$250,000 but less than $500,000	2.95%	3.04%
$500,000 but less than $1 million	2.25%	2.30%
$1 million or more	0.00%	0.00%

Class A Sales Charge for Touchstone Ultra Short Duration Fixed Income Fund. The following table shows the amount of front-end sales charge you will pay on purchases of Class A shares for the Touchstone Ultra Short Duration Fixed Income Fund. The amount of front-end sales charge is shown as a percentage of (1) offering price and (2) the net amount invested after the charge has been subtracted.  Note that the front-end sales charge gets lower as your investment amount gets larger.

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	Sales Charge as % of	Sales Charge as % of
Amount of Your Investment	Offering Price	Net Amount Invested
Under $50,000	2.00%	2.04%
$50,000 but less than $100,000	1.50%	1.52%
$100,000 but less than $250,000	1.00%	1.01%
$250,000 but less than $500,000	0.50%	0.50%
$500,000 but less than $1 million	0.00%	0.00%

Waiver of Class A Sales Charge. There is no front-end sales charge if you invest $1 million or more in Class A shares of a Fund.  If you redeem shares that were part of the $1 million breakpoint purchase within one year, you may pay a contingent deferred sales charge (“CDSC”) of up to 1% on the shares redeemed, if a commission was paid by Touchstone Securities, Inc. (“Touchstone Securities”) to a participating unaffiliated broker dealer.  There is no front-end sales charge on exchanges between Funds with the same load schedule or from a higher load schedule to a lower load schedule. There is also no front-end sales charge on dividends reinvested in a Fund.  In addition, there is no front-end sales charge on the following purchases:

●
Purchases by registered representatives or other employees (and their immediate family members*) of broker-dealers, banks, or other financial institutions having selling agreements with Touchstone Securities.

●
Purchases in accounts as to which a broker-dealer or other financial intermediary charges an asset management fee economically comparable to a sales charge, provided the broker-dealer or other financial intermediary has a selling agreement with Touchstone Securities.

●	Purchases by a trust department of any financial institution in its capacity as trustee to any trust.
●	Purchases through authorized processing organizations described in this Prospectus/Proxy Statement.
●	Purchases by an employee benefit plan having more than 25 eligible employees or a minimum of $250,000 invested in the Touchstone Funds.
●	Purchases by an employee benefit plan that is provided administrative services by a third party administrator that has entered into a special service arrangement with Touchstone Securities.
●	Reinvestment of redemption proceeds from Class A shares of any Touchstone Fund if the reinvestment occurs within 90 days of redemption.

*
Immediate family members are defined as the spouse, parents, siblings, domestic partner, natural or adopted children, mother-in-law, father-in-law, brother-in-law and sister-in-law of a registered representative or employee.  The term “employee” is deemed to include current and retired employees.

In addition, Class A shares may be purchased with no front-end sales charge through certain mutual fund programs sponsored by qualified intermediaries, such as broker-dealers and investment advisors.  In each case, the intermediary has entered into an agreement with Touchstone Securities to include the Touchstone Funds in their program without the imposition of a sales charge.  The intermediary provides investors participating in the program with additional services, including advisory, asset allocation, recordkeeping or other services.  You should ask your financial institution if it offers and you are eligible to participate in such a mutual fund program and whether participation in the program is consistent with your investment goals.   The intermediaries sponsoring or participating in these mutual fund programs also may offer their clients other classes of shares of the Funds and investors may receive different levels of services or pay different fees depending upon the class of shares included in the program.  Investors should consider carefully any separate transaction and other fees charged by these programs in connection with investing in each available share class before selecting a share class.

Sales charge waivers must be qualified in advance by Touchstone Securities by marking the appropriate section on the investment application and completing the “Special Account Options” form.  You can obtain the application and form by calling Touchstone Securities at 1.800.543.0407 or by visiting the TouchstoneInvestments.com website.  Purchases at NAV may be made for investment only, and the shares may not be resold except through redemption by or on behalf of the Fund.  At the option of the Fund, the front-end sales charge may be included on future purchases.

Reduced Class A Sales Charge. You may also purchase Class A shares of a Fund at the reduced sales charges shown in the table above through the Rights of Accumulation Program or by signing a Letter of Intent.  The following purchasers (“Qualified Purchasers”) may qualify for a reduced sales charge under the Rights of Accumulation Program or Letter of Intent:

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●	an individual, an individual’s spouse, an individual’s children under the age of 21;
●	a trustee or other fiduciary purchasing shares for a single fiduciary account although more than one beneficiary is involved;
●	employees of a common employer, provided that economies of scale are realized through remittances from a single source and quarterly confirmation of such purchases are provided; or
●	an organized group, provided that the purchases are made through a central administrator, a single dealer or other means which result in economy of sales effort or expense.

The following accounts (“Qualified Accounts”) held in Class A shares of any Touchstone Fund sold with a front-end sales charge may be grouped together to qualify for the reduced sales charge under the Rights of Accumulation Program or Letter of Intent:

●	Individual accounts
●	Joint tenant with rights of survivorship accounts
●	Uniform gift to minor accounts (“UGTMA”)
●	Trust accounts
●	Estate accounts
●	Guardian/Conservator accounts
●	IRA accounts, including Traditional, Roth, SEP and SIMPLE
●	Coverdell Education Savings Accounts

Rights of Accumulation Program. Under the Rights of Accumulation Program, you may qualify for a reduced sales charge by aggregating all of your investments held in a Qualified Account.  You or your dealer must notify Touchstone Securities at the time of purchase that a purchase qualifies for a reduced sales charge under the Rights of Accumulation Program and must provide either a list of account numbers or copies of account statements verifying your qualification. If your shares are held directly in a Touchstone Fund or through a dealer, you may combine the historical cost or current NAV (whichever is higher) of your existing Class A shares of any Touchstone Fund sold with a front-end sales charge with the amount of your current purchase in order to take advantage of the reduced sales charge.  Historical cost is the price you actually paid for the shares you own, plus your reinvested dividends and capital gains.  If you are using historical cost to qualify for a reduced sales charge, you should retain any records to substantiate your historical costs since the Fund, its transfer agent or your broker-dealer may not maintain this information.

If your shares are held through financial intermediaries and/or in a retirement account (such as a 401(k) or employee benefit plan), you may combine the current NAV of your existing Class A shares of any Touchstone Fund sold with a front-end sales charge with the amount of your current purchase in order to take advantage of the reduced sales charge. You or your financial intermediary must notify Touchstone Securities at the time of purchase that a purchase qualifies for a reduced sales charge under the Rights of Accumulation Program and must provide copies of account statements dated within three months of your current purchase verifying your qualification.

Upon receipt of the above referenced supporting documentation, Touchstone Securities will calculate the combined value of all of the Qualified Purchaser’s Qualified Accounts to determine if the current purchase is eligible for a reduced sales charge.  Purchases made for nominee or street name accounts (securities held in the name of a dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with purchases for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

Letter of Intent. If you plan to invest at least $50,000 (excluding any reinvestment of dividends and capital gains distributions) during the next 13 months in Class A shares of any Touchstone Fund sold with a front-end sales charge, you may qualify for a reduced sales charge by completing the Letter of Intent section of your account application.  A Letter of Intent indicates your intent to purchase at least $50,000 in Class A shares of any Touchstone Fund sold with a front-end sales charge over the next 13 months in exchange for a reduced sales charge indicated on the above chart.  The minimum initial investment under a Letter of Intent is $10,000.  You are not obligated to purchase additional shares if you complete a Letter of Intent.  However, if you do not buy enough shares to qualify for the projected level of sales charge by the end of the 13-month period (or when you sell your shares, if earlier), your sales charge will be recalculated to reflect your actual purchase level.  During the term of the Letter of Intent, shares representing 5% of your intended purchase will be held in escrow.  If you do not purchase enough shares during the 13-month period to qualify for the projected reduced sales charge, the additional sales charge will be deducted from your escrow account.  If you have purchased Class A shares of any Touchstone Fund sold with a front-end sales charge within 90 days prior to signing a Letter of Intent, they may be included as part of your intended purchase, however, previous purchase transactions will not be recalculated with the proposed new breakpoint. You must provide either a list of account numbers or copies of account statements verifying your purchases within the past 90 days.

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Other Information. Information about sales charges and breakpoints is also available in a clear and prominent format on the TouchstoneInvestments.com website.  You can access this information by selecting “Sales Charges and Breakpoints” under the “Pricing and Performance” link.  For more information about qualifying for a reduced or waived sales charge, contact your financial advisor or contact Touchstone Securities at 1.800.543.0407.

Class C Shares

Because in most cases it is more advantageous to purchase Class A shares for amounts of $1 million or more, a request to purchase Class C shares for $1 million or more will be considered as a purchase request for Class A shares or declined. Class C shares of the Funds are sold at NAV without an initial sales charge so that the full amount of your purchase payment may be immediately invested in the Funds. Class C shares are subject to a 12b-1 fee.  A CDSC of 1.00% will be charged on Class C shares redeemed within 1 year after you purchased them.

Class Y Shares

Class Y shares of each Fund are sold at NAV without an initial sales charge so that the full amount of your purchase payment may be immediately invested in the Fund. Class Y shares are not subject to a 12b-1 fee or CDSC.

DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS

All Acquiring Funds except the Touchstone Large Cap Growth Fund, Touchstone Growth Opportunities Fund, Touchstone Core Bond Fund and Touchstone High Yield Fund

Each Fund offering Class A and Class C shares has adopted a distribution plan under Rule 12b-1 of the 1940 Act. The plans allow each Fund to pay distribution and other fees for the sale and distribution of its shares and for services provided to shareholders. Under the Class A plan, the Funds pay an annual fee of up to 0.25% of average daily net assets that are attributable to Class A shares. Under the Class C plan, the Funds pay an annual fee of up to 1.00% of average daily net assets that are attributable to Class C shares (of which up to 0.75% is a distribution fee and up to 0.25% is a shareholder servicing fee).  Under each Class A plan and Class C plan, Touchstone Securities  is compensated regardless of its expenses. Because these fees are paid out of a Fund’s assets on an ongoing basis, they will increase the cost of your investment and over time may cost you more than paying other types of sales charges.  The Touchstone Ultra Short Duration Fixed Income Fund intends to limit the amount of the 12b-1 fees for Class C shares to 0.75% for at least one year from the date of this Prospectus/Proxy Statement.

Touchstone Large Cap Growth Fund and Touchstone Growth Opportunities Fund

Each Fund has adopted a distribution plan under Rule 12b-1 of the 1940 Act for each class of shares it offers that are subject to 12b-1 distribution fees. The plans allow each Fund to pay distribution and other fees for the sale and distribution of its shares and for services provided to shareholders. Under the Class A plan, the Funds pay an annual fee of up to 0.25% of average daily net assets that are attributable to Class A shares. Under the Class C plans, the Funds pay an annual fee of up to 1.00% of average daily net assets attributable to Class C shares (of which up to 0.75% is a distribution fee and up to 0.25% is an account maintenance fee). Because these fees are paid out of a Fund’s assets on an ongoing basis, they will increase the cost of your investment and over time may cost you more than paying other types of sales charges.

Touchstone Core Bond Fund and Touchstone High Yield Fund

The Funds have adopted a distribution plan under Rule 12b-1 of 1940 Act for their Class A and Class C shares. The plans allow each Fund to pay distribution and other fees for the sale and distribution of their shares and for services provided to shareholders. Under the Class A plan, the Funds may pay an annual fee of up to 0.35% of average daily net assets attributable to Class A shares. However, the current annual 12b-1 fees for Class A shares are limited to up to 0.25% of average daily net assets attributable to that class. Under the Class C plan, the Funds pay an annual fee of up to 1.00% of average daily net assets attributable to Class C shares (of which up to 0.75% is a distribution fee and up to 0.25% is an account maintenance fee). Because these fees are paid out of a Fund’s assets on an ongoing basis, they will increase the cost of your investment and over time may cost you more than paying other types of sales charges.

Dealer Compensation. Touchstone Securities, the Trust’s principal underwriter, at its expense (from a designated percentage of its income) currently provides additional compensation to certain dealers.  Touchstone Securities pursues a focused distribution strategy with a limited number of dealers who have sold shares of a Fund or other Touchstone Funds. Touchstone Securities reviews and makes changes to the focused distribution strategy on a continual basis.  These payments are generally based on a pro rata share of a dealer’s sales.  Touchstone Securities may also provide compensation in connection with conferences, sales or training programs for employees, seminars for the public, advertising and other dealer-sponsored programs.  Touchstone Advisors, at its expense, may also provide additional compensation to certain affiliated and unaffiliated dealers, financial intermediaries or service providers for distribution, administrative and/or

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shareholder servicing activities.  Touchstone Advisors may also reimburse Touchstone Securities for making these payments.  For more information on payment arrangements, please see the section entitled “The Distributor” in the Touchstone SAIs and the SAI related to this Prospectus/Proxy Statement for the Shell Funds.

INVESTING WITH TOUCHSTONE

Choosing the Appropriate Investments to Match Your Goals. Investing well requires a plan.  We recommend that you meet with your financial advisor to plan a strategy that will best meet your financial goals.

Purchasing Your Shares

For Class A shares and Class C shares, you may purchase shares of the Funds directly from Touchstone Securities or through your financial advisor.

Class Y shares are available through certain financial institutions and financial intermediaries who have appropriate selling agreements in place with Touchstone Securities.

In order to open an account you must complete an investment application.  You can obtain an investment application from Touchstone Securities, your financial advisor, your financial institution, or by visiting our website at TouchstoneInvestments.com.  For more information about how to purchase shares, call Touchstone Securities at 1.800.543.0407.

Investor Alert: Each Touchstone Fund reserves the right to restrict or reject any purchase request, including exchanges from other Touchstone Funds, that it regards as disruptive to efficient portfolio management.  For example, a purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor.  (See “Market Timing Policy” below.) Touchstone Securities may change applicable initial and additional investment minimums at any time.

Opening an Account

Important Information About Procedures for Opening an Account

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account.  What this means for you: When you open an account, we will ask for your name, residential address, date of birth, government identification number and other information that will allow us to identify you.  We may also ask to see your driver’s license or other identifying documents.  If we do not receive these required pieces of information, there will be a delay in processing your investment request, which could subject your investment to market risk.  If we are unable to immediately verify your identity, the Fund may restrict further investment until your identity is verified. However, if we are unable to completely verify your identity through our verification process, the Fund reserves the right to close your account without notice and return your investment to you at the price determined at the end of business (usually 4:00 p.m. eastern time (“ET”)), on the day that your account is closed.  If we close your account because we are unable to completely verify your identity, your investment will be subject to market fluctuation, which could result in a loss of a portion of your principal investment.

Investing in the Funds

By mail or through your financial advisor

●	Please make your check (drawn on a U.S. bank and payable in U.S. dollars) payable to the Touchstone Funds. We do not accept third party checks for initial investments.
●
Send your check with the completed investment application by regular mail to Touchstone Securities, P.O. Box 9878, Providence, RI 02940-8078, or by overnight mail to Touchstone Securities, c/o BNY Mellon Investment Servicing (US) Inc., 4400 Computer Drive, Westborough, MA 01581.

●
Your application will be processed subject to your check clearing.  If your check is returned for insufficient funds or uncollected funds, you may be charged a fee and you will be responsible for any resulting loss to the Fund.

●	You may also open an account through your financial advisor.

Through your financial institution

●	You may invest in certain share classes by establishing an account through financial institutions that have appropriate selling agreements with Touchstone Securities.
●	Your financial institution will act as the shareholder of record of your shares.
●	Financial institutions may set different minimum initial and additional investment requirements, may impose other restrictions or may charge you fees for their services.
●	Financial institutions may designate intermediaries to accept purchase and sales orders on the Funds’ behalf.

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●	Your financial institution may receive compensation from the Funds, Touchstone Securities, Touchstone Advisors or their affiliates.
●	Before investing in the Funds through your financial institution, you should read any materials provided by your financial institution together with the Funds’ prospectus.

By exchange

All share classes of the Touchstone Ultra Short Duration Fixed Income Fund are prohibited from exchanging into any other Touchstone Fund. Other Touchstone Funds may be exchanged into the Touchstone Ultra Short Duration Fixed Income Fund pursuant to the exchange rules outlined below. The Funds, except the Touchstone Ultra Short Duration Fixed Income Fund, are subject to the exchange privileges listed below.

●
Class A shares may be exchanged into any other Touchstone Class A Funds at NAV and may be exchanged into any Touchstone money market fund, except the Institutional Money Market Fund and the Ohio Tax-Free Money Market Fund Institutional Class.

●
Class C shares may be exchanged into any other Touchstone Class C Funds and may be exchanged into any Touchstone money market fund, except the Institutional Money Market Fund and the Ohio Tax-Free Money Market Fund Institutional Class.

●	Class Y shares are exchangeable with other Class Y share classes as long as applicable investment minimums and the proper selling agreement requirements are met.
●	You do not have to pay any exchange fee for your exchange, but if you exchange from a fund with a lower load schedule to a fund with a higher load schedule you may be charged the load differential.
●
Shares otherwise subject to a CDSC will not be charged a CDSC in an exchange.  However, when you redeem the shares acquired through the exchange, the shares you redeem may be subject to a CDSC, depending on when you originally purchased the exchanged shares.  For purposes of computing the CDSC, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange.

●
If you exchange Class C shares for Class A shares of any Touchstone money market fund, the amount of time you hold shares of the money market fund will not be added to the holding period of your original shares for the purpose of calculating the CDSC, if you later redeem the exchanged shares.  However, if you exchange back into your original Class C shares, the prior holding period of your Class C shares will be added to your current holding period of Class C shares in calculating the CDSC.

●
If you purchased Class A shares for $1 million or more at NAV and compensation was paid to an unaffiliated dealer and you exchange all or a portion of the shares into any Touchstone money market fund within 12 months of the original purchase, the amount of time you hold shares of the money market fund will not be added to the holding period of your original shares for the purpose of calculating the CDSC, if you later redeem the exchanged shares. However if you exchange back into Class A shares, the prior holding period of your Class A shares will be added to your current holding period of Class A shares in calculating the CDSC.

●	You should carefully review the disclosure provided in this Prospectus/Proxy Statement and the Funds’ prospectus relating to the exchanged-for shares before making an exchange of your Fund shares.
●	You may realize taxable gain if you exchange shares of a Fund for shares of another Fund. See “Tax Information” for more information and the tax consequences of such an exchange.

Through retirement plans

You may invest in certain Funds through various retirement plans. These include individual retirement plans and employer sponsored retirement plans.

Individual Retirement Plans

●	Traditional Individual Retirement Accounts (“IRAs”)
●	Savings Incentive Match Plan for Employees (“SIMPLE IRAs”)
●	Spousal IRAs
●	Roth Individual Retirement Accounts (“Roth IRAs”)
●	Coverdell Education Savings Accounts (“Education IRAs”)
●	Simplified Employee Pension Plans (“SEP IRAs”)

Employer Sponsored Retirement Plans

●	Defined benefit plans
●	Defined contribution plans (including 401(k) plans, profit sharing plans and money purchase plans)
●	457 plans

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For further information about any of the plans, agreements, applications and annual fees, contact Touchstone Securities at 1.800.543.0407 or contact your financial advisor.

Through a processing organization

You may also purchase shares of the Funds through a “processing organization,” (e.g., a mutual fund supermarket) which is a broker-dealer, bank or other financial institution that purchases shares for its customers.  Some of the Touchstone Funds have authorized certain processing organizations (“Authorized Processing Organizations”) to receive purchase and sales orders on their behalf.  Before investing in the Funds through a processing organization, you should read any materials provided by the processing organization together with the Funds’ Prospectus.  You should also ask the processing organization if they are authorized by the Touchstone Funds to receive purchase and sales orders on their behalf.  If the processing organization is not authorized, then your purchase order could be rejected which could subject your investment to market risk.  When shares are purchased with an Authorized Processing Organization, there may be various differences compared to investing directly with Touchstone Securities.  The Authorized Processing Organization may:

●	Charge a fee for its services
●	Act as the shareholder of record of the shares
●	Set different minimum initial and additional investment requirements
●	Impose other charges and restrictions
●	Designate intermediaries to accept purchase and sales orders on the Funds’ behalf

Touchstone Securities considers a purchase or sales order as received when an Authorized Processing Organization, or its authorized designee, receives the order in proper form.  These orders will be priced based on the Fund’s NAV or offering price (which is NAV plus any applicable sales charge), if applicable, next computed after such order is received in proper form by an Authorized Processing Organization, or its authorized designee.

Shares held through an Authorized Processing Organization may be transferred into your name following procedures established by your Authorized Processing Organization and Touchstone Securities.  Certain Authorized Processing Organizations may receive compensation from the Funds, Touchstone Securities, Touchstone Advisors or their affiliates.

It is the responsibility of an Authorized Processing Organization to transmit properly completed orders so that they will be received by Touchstone Securities in a timely manner.

Pricing of Purchases

We price direct purchases in the Funds based upon the next determined public offering price (NAV plus any applicable sales charge) after your order is received.  Direct purchase orders received by Touchstone Securities, an Authorized Processing Organization, financial advisor or financial institution, by the close of the regular session of trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m. ET, are processed at that day’s public offering price.  Direct purchase orders received by Touchstone Securities, an Authorized Processing Organization, financial advisor or financial institution, after the close of the regular session of trading on the NYSE, generally 4:00 p.m. ET, are processed at the public offering price next determined on the following business day.  It is the responsibility of the financial institution, financial advisor or Authorized Processing Organization to transmit orders that will be received by Touchstone Securities in proper form and in a timely manner.

Adding to Your Account

By check

●	Complete the investment form provided at the bottom of a recent account statement.
●	Make your check (drawn on a U.S. bank and payable in U.S. dollars) payable to the Touchstone Funds.
●	Write your account number on the check.
●
Either: (1) Mail the check with the investment form to Touchstone Securities; or (2) Mail the check directly to your financial advisor or financial institution at the address printed on your account statement. Your financial advisor or financial institution is responsible for forwarding payment promptly to Touchstone Securities.

●	If your check is returned for insufficient funds or uncollected funds, you may be charged a fee and you will be responsible for any resulting loss to the Fund.

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By wire

●	Contact Touchstone Securities, your financial advisor or your financial institution for further instructions.
●	Contact your bank and ask it to wire federal funds to Touchstone Securities. Specify your name and account number when remitting the Funds.
●	Your bank may charge a fee for handling wire transfers.
●
Purchases in the Funds will be processed at that day’s NAV (or public offering price, if applicable) if Touchstone Securities receives a properly executed wire by the close of the regular session of trading on the NYSE, generally 4:00 p.m. ET, on a day when the NYSE is open for regular trading.

By exchange
●	You may add to your account by exchanging shares from another Touchstone Fund.
●	For information about how to exchange shares among the Touchstone Funds, see “Opening an Account - By exchange” above.

Purchases with Securities

Shares may be purchased by tendering payment in-kind in the form of marketable securities, including but not limited to, shares of common stock, provided the acquisition of such securities is consistent with the applicable Fund’s investment goal and is otherwise acceptable to Touchstone Advisors.

Automatic Investment Options

The various ways that you can automatically invest in the Funds are outlined below.  Touchstone Securities does not charge any fees for these services.  For further details about these services, call Touchstone Securities at 1.800.543.0407.  If you hold your shares through a financial institution or Authorized Processing Organization, please contact them for further details on automatic investment options.

Automatic Investment Plan. You can pre-authorize monthly investments in a Fund of $50 or more to be processed electronically from a checking or savings account. You will need to complete the appropriate section in the investment application to do this.  Amounts that are automatically invested in a Fund will not be available for redemption until three business days after the automatic reinvestment.

Reinvestment/Cross Reinvestment. Dividends and capital gains can be automatically reinvested in a Fund that pays them or in another Touchstone Fund within the same class of shares without a fee or sales charge.  Dividends and capital gains will be reinvested in a Fund that pays them, unless you indicate otherwise on your investment application.  You may also choose to have your dividends or capital gains paid to you in cash.  Dividends are taxable whether you reinvest such dividends in additional shares of a Fund or choose to receive cash.  If you elect to receive dividends and distributions in cash and the payment (1) is returned and marked as “undeliverable” or (2) is not cashed for six months, your cash election will be changed automatically and future dividends will be reinvested in the Fund at the per share net asset value determined as of the date of payment.  In addition, any undeliverable checks or checks that are not cashed for six months will be cancelled and then reinvested in a Fund at the per share net asset value determined as of the date of cancellation.

Direct Deposit Purchase Plan. You may automatically invest Social Security checks, private payroll checks, pension pay outs or any other pre-authorized government or private recurring payments in our Funds.

Dollar Cost Averaging. Our dollar cost averaging program allows you to diversify your investments by investing the same amount on a regular basis.  You can set up periodic automatic exchanges of at least $50 from one Touchstone Fund to any other.  The applicable sales charge, if any, will be assessed.

Selling Your Shares

You may sell some or all of your shares on any day that the Fund calculates its NAV.  If your request is received by Touchstone Securities, an Authorized Processing Organization, financial advisor or financial institution, in proper form by the close of regular trading on the NYSE (usually 4:00 p.m. ET), you will receive a price based on that day’s NAV for the shares you sell.  Otherwise, the price you receive will be based on the NAV that is next calculated.

Through Touchstone Securities- By telephone

●
You can sell or exchange your shares over the telephone, unless you have specifically declined this option.  If you do not wish to have this ability, you must mark the appropriate section of the investment application.  You may only sell shares over the telephone if the amount is less than $100,000.

●	To sell your Fund shares by telephone, call Touchstone Securities at 1.800.543.0407.
●	Shares held in IRA accounts and qualified retirement plans cannot be sold by telephone.

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●
If we receive your sale request by the close of the regular session of trading on the NYSE, generally 4:00 p.m. ET, on a day when the NYSE is open for regular trading, the sale of your shares will be processed at the next determined NAV on that day.  Otherwise it will occur on the next business day.

●
Interruptions in telephone service could prevent you from selling your shares by telephone when you want to.  When you have difficulty making telephone sales, you should mail to Touchstone Securities (or send by overnight delivery), a written request for the sale of your shares.

●
In order to protect your investment assets, Touchstone Securities will only follow instructions received by telephone that it reasonably believes to be genuine.  However, there is no guarantee that the instructions relied upon will always be genuine and Touchstone Securities will not be liable, in those cases.  Touchstone Securities has certain procedures to confirm that telephone instructions are genuine. If it does not follow such procedures in a particular case, it may be liable for any losses due to unauthorized or fraudulent instructions.  Some of these procedures may include:

●	Requiring personal identification
●	Making checks payable only to the owner(s) of the account shown on Touchstone Securities’ records
●	Mailing checks only to the account address shown on Touchstone Securities’ records
●	Directing wires only to the bank account shown on Touchstone Securities’ records
●	Providing written confirmation for transactions requested by telephone
●	Digitally recording instructions received by telephone

Through Touchstone Securities- By mail

●	Write to Touchstone Securities.
●	Indicate the number of shares or dollar amount to be sold.
●	Include your name and account number.
●	Sign your request exactly as your name appears on your investment application.
●	You may be required to have your signature guaranteed (See “Signature Guarantees” below for more information).

Through Touchstone Securities- By wire

●	Complete the appropriate information on the investment application.
●	You may be charged a fee by the Fund or Fund’s Authorized Processing Organization for wiring redemption proceeds. You may also be charged a fee by your bank.
●	Redemption proceeds will only be wired to a commercial bank or brokerage firm in the United States.
●	Your redemption proceeds may be deposited without a charge directly into your bank account through an ACH transaction. Contact Touchstone Securities for more information.

Through Touchstone Securities- Through a systematic withdrawal plan

●	You may elect to receive, or send to a third party, withdrawals of $50 or more if your account value is at least $5,000.
●	Withdrawals can be made monthly, quarterly, semiannually or annually.
●	There is no fee for this service.
●	There is no minimum account balance required for retirement plans.

Through your financial advisor, financial institution or Authorized Processing Organization

●
You may also sell shares by contacting your financial advisor, financial institution or Authorized Processing Organization, which may charge you a fee for this service. Shares held in street name must be sold through your financial advisor, financial institution or, if applicable, the Authorized Processing Organization.

●
Your financial advisor, financial institution or Authorized Processing Organization is responsible for making sure that sale requests are transmitted to Touchstone Securities in proper form and in a timely manner.

●	Your financial institution may charge you a fee for selling your shares.
●	Redemption proceeds will only be wired to a commercial bank or brokerage firm in the United States.

Investor Alert: Unless otherwise specified, proceeds will be sent to the record owner at the address shown on Touchstone Securities’ records.

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Contingent Deferred Sales Charge (“CDSC”)

Purchases in the amount of $1 million or more Class A shares are not subject to a front-end sales charge and are sold at NAV.  For these purchases, Touchstone may pay your financial intermediary a distribution-related commission associated with such sale of up to 1.00%.  In the event that Touchstone paid such a commission to your financial intermediary, a CDSC of up to 1.00% may be charged on redemptions made within 1 year of your purchase.  With respect to Class A shares, the percentage of the CDSC is based on the commission that was paid to your financial intermediary.  If you redeem Class C shares within 1 year of your purchase, the CDSC will be charged.  You should contact your financial intermediary to determine whether you are subject to the CDSC.

The CDSC will not apply to redemptions of shares you received through reinvested dividends or capital gains distributions and may be waived under certain circumstances described below.  The CDSC will be assessed on the lesser of your shares’ NAV at the time of redemption or the time of purchase.  The CDSC is paid to Touchstone Securities to reimburse expenses incurred in providing distribution-related services to the Funds.

No CDSC is applied if:

●	The redemption is due to the death or post-purchase disability of a shareholder
●	The redemption is from a systematic withdrawal plan and represents no more than 10% of your annual account value
●	The redemption is a benefit payment made from a qualified retirement plan, unless the redemption is due to termination of the plan or transfer of the plan to another financial institution
●	The redemption is for a mandatory withdrawal from a traditional IRA account after age 70 ½

When we determine whether a CDSC is payable on a redemption, we assume that:

●	The redemption is made first from amounts not subject to a CDSC; then
●	From the earliest purchase payment(s) that remain invested in the Fund

The above mentioned CDSC waivers do not apply to redemptions made within one year for purchases of $1 million or more in Class A shares of the Touchstone Funds where a commission was paid by Touchstone Securities to a participating unaffiliated broker dealer.

The Statement of Additional Information to this Prospectus/Proxy Statement contains further details about the CDSC and the conditions for waiving the CDSC.

Signature Guarantees

Some circumstances require that your request to sell shares be made in writing accompanied by an original Medallion Signature Guarantee.  A Medallion Signature Guarantee helps protect you against fraud.  You can obtain one from most banks or securities dealers, but not from a notary public.  Each Fund reserves the right to require a signature guarantee for any request related to your account including, but not limited to:

●	Proceeds to be paid when information on your account has been changed within the last 30 days (including a change in your name or your address, or the name or address of a payee)
●	Proceeds are being sent to an address other than the address of record
●	Proceeds or shares are being sent/transferred from unlike registrations such as a joint account to an individual’s account
●	Sending proceeds via wire or ACH when bank instructions have been added or changed within 30 days of your redemption request
●	Proceeds or shares are being sent/transferred between accounts with different account registrations

Market Timing Policy

Market timing or excessive trading in accounts that you own or control may disrupt portfolio investment strategies, may increase brokerage and administrative costs, and may negatively impact investment returns for all shareholders, including long-term shareholders who do not generate these costs.  The Funds will take reasonable steps to discourage excessive short-term trading and will not knowingly accommodate frequent purchases and redemptions of Fund shares by shareholders.  The Board of Trustees has adopted the following policies and procedures with respect to market timing of the Funds by shareholders.  The Funds will monitor selected trades on a daily basis in an effort to deter excessive short-term trading.  If a Fund has reason to believe that a shareholder has engaged in excessive short-term trading, the Fund may ask the shareholder to stop such activities or restrict or refuse to process purchases or exchanges in the shareholder’s accounts.  While a Fund cannot assure the prevention of all excessive trading and market timing, by making these judgments the Fund believes it is acting in a manner that is in the best interests of its shareholders.  However, because the Funds cannot prevent all market timing, shareholders may be subject to the risks described above.

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Generally, a shareholder may be considered a market timer if he or she has (i) requested an exchange or redemption out of any of the Touchstone Funds within 2 weeks of an earlier purchase or exchange request out of any Touchstone Fund, or (ii) made more than 2 “round-trip” exchanges within a rolling 90 day period.  A “round-trip” exchange occurs when a shareholder exchanges from one Touchstone Fund to another Touchstone Fund and back to the original Touchstone Fund. If a shareholder exceeds these limits, the Funds may restrict or suspend that shareholder’s exchange privileges and subsequent exchange requests during the suspension will not be processed.  The Funds may also restrict or refuse to process purchases by the shareholder.  These exchange limits and excessive trading policies generally do not apply to purchases and redemptions of money market funds (except in situations where excessive trading may have a detrimental or disruptive effect on share prices or portfolio management of these funds), systematic purchases and redemptions.

Financial intermediaries (such as investment advisors and broker-dealers) often establish omnibus accounts in the Funds for their customers through which transactions are placed.  If a Fund identifies excessive trading in such an account, the Fund may instruct the intermediary to restrict the investor responsible for the excessive trading from further trading in the Fund. In accordance with Rule 22c-2 under the 1940 Act, the Funds have entered into information sharing agreements with certain financial intermediaries.  Under these agreements, a financial intermediary is obligated to:  (1) enforce during the term of the agreement, the Funds’ market-timing policy; (2) furnish the Funds, upon their request, with information regarding customer trading activities in shares of the Funds; and (3) enforce the Funds’ market-timing policy with respect to customers identified by the Funds as having engaged in market timing.  When information regarding transactions in the Funds’ shares is requested by a Fund and such information is in the possession of a person that is itself a financial intermediary to a financial intermediary (an “indirect intermediary”), any financial intermediary with whom the Funds have an information sharing agreement is obligated to obtain transaction information from the indirect intermediary or, if directed by the Funds, to restrict or prohibit the indirect intermediary from purchasing shares of the Funds on behalf of other persons.

The Funds apply these policies and procedures uniformly to all shareholders believed to be engaged in market timing or excessive trading.  The Funds have no arrangements to permit any investor to trade frequently in shares of the Funds, nor will they enter into any such arrangements in the future.

Householding Policy (Only applicable for shares held through Touchstone Securities directly)

The Funds will send one copy of prospectuses and shareholder reports to households containing multiple shareholders with the same last name.  This process, known as “householding,” reduces costs and provides a convenience to shareholders.  If you share the same last name and address with another shareholder and you prefer to receive separate prospectuses and shareholder reports, call Touchstone Securities at 1.800.543.0407 and we will begin separate mailings to you within 30 days of your request.  If you or others in your household invest in the Funds through a broker or other financial institution, you may receive separate prospectuses and shareholder reports, regardless of whether or not you have consented to householding on your investment application.

Receiving Sale Proceeds

Touchstone Securities will forward the proceeds of your sale to you (or to your financial advisor, Authorized Processing Organization or financial institution) within 7 days (normally within 3 business days) after receipt of a proper request.

Proceeds Sent to Financial Advisors, Authorized Processing Organizations or Financial Institutions. Proceeds that are sent to your financial advisor, Authorized Processing Organization or financial institution will not usually be reinvested for you unless you provide specific instructions to do so.  Therefore, the financial advisor, Authorized Processing Organization or financial institution may benefit from the use of your money.

Fund Shares Purchased by Check (Only applicable for shares held through Touchstone directly). We may delay the payment of redemption proceeds for shares you recently purchased by check until your check clears, which may take up to 15 days.  If you believe you may need your money sooner, you should purchase shares by bank wire.

Reinstatement Privilege (Class A and Class C Shares Only). You may, within 90 days of redemption, reinvest all or part of your sale proceeds by sending a written request and a check to Touchstone Securities.  If the redemption proceeds were from the sale of your Class A shares, you can reinvest into Class A shares of any Touchstone Fund at NAV.  Reinvestment will be at the NAV next calculated after Touchstone Securities receives your request.  If the proceeds were from the sale of your Class C shares, you can reinvest those proceeds into Class C shares of any Touchstone Fund.  If you paid a CDSC on the reinstated amount, that CDSC will be reimbursed to you upon reinvestment.

Low Account Balances (Only applicable for shares held through Touchstone Securities directly). If your balance falls below the minimum amount required for your account, based on actual amounts you have invested (as opposed to a

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reduction from market changes), your account may be subject to an annual account maintenance fee or Touchstone Securities may sell your shares and send the proceeds to you.  This involuntary sale does not apply to retirement accounts or custodian accounts under the Uniform Gifts/Transfers to Minors Act (“UGTMA”). Touchstone Securities will notify you if your shares are about to be sold and you will have 30 days to increase your account balance to the minimum amount.

Delay of Payment. It is possible that the payment of your sale proceeds could be postponed or your right to sell your shares could be suspended during certain circumstances.  These circumstances can occur:

●	When the NYSE is closed on days other than customary weekends and holidays
●	When trading on the NYSE is restricted
●	During any other time when the SEC, by order, permits.

Redemption in Kind. Under unusual circumstances, when the Board of Trustees deems it appropriate, a Fund may make payment for shares redeemed in portfolio securities of the Fund taken at current value. Shareholders may incur transaction and brokerage costs when they sell these portfolio securities including federal income tax. Until such time as the shareholder sells the securities they receive in kind, the securities are subject to market risk.

Pricing of Fund Shares

Each Fund’s share price (also called “NAV”) and offering price (NAV plus a sales charge, if applicable) is determined as of the close of trading (normally 4:00 p.m. ET) every day the NYSE is open.  Each Fund calculates its NAV per share, generally using market prices, by dividing the total value of its net assets by the number of shares outstanding.  Shares are purchased or sold at the next offering price determined after your purchase or sale order is received in proper form by Touchstone Securities, an Authorized Processing Organization or financial institution.

The Funds’ equity investments are valued based on market value or, if no market value is available, based on fair value as determined by the Board of Trustees (or under their direction).  The Funds may use pricing services to determine market value for investments.  Some specific pricing strategies follow:

●	All short-term dollar-denominated investments that mature in 60 days or less are valued on the basis of amortized cost which the Board of Trustees has determined as fair value.
●	Securities mainly traded on a U.S. exchange are valued at the last sale price on that exchange or, if no sales occurred during the day, at the current quoted bid price.

Any foreign securities held by a Fund will be priced as follows:
●	All assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values.
●
Securities mainly traded on a non-U.S. exchange are generally valued according to the preceding closing values on that exchange.  However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value. This may cause the value of the security on the books of the Fund to be significantly different from the closing value on the non-U.S. exchange and may affect the calculation of the NAV.

●
Because portfolio securities that are primarily listed on a non-U.S. exchange may trade on weekends or other days when a Fund does not price its shares, a Fund’s NAV may change on days when shareholders will not be able to buy or sell shares.

Securities held by a Fund that do not have readily available market quotations, or securities for which the available market quotation is not reliable, are priced at their fair value using procedures approved by the Board of Trustees.  Any debt securities held by a Fund for which market quotations are not readily available are generally priced at their most recent bid prices as obtained from one or more of the major market makers for such securities.  The Funds may use fair value pricing under the following circumstances, among others:

●	If the value of a security has been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets on which the security is traded.
●	If a security, such as a small cap or micro cap security, is so thinly traded that reliable market quotations are unavailable due to infrequent trading.
●
If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Fund’s NAV calculation.

The use of fair value pricing has the effect of valuing a security based upon the price a Fund might reasonably expect to receive if it sold that security but does not guarantee that the security can be sold at the fair value price.  A Fund’s

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determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that a Fund assigns to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.  With respect to any portion of a Fund’s assets that is invested in other mutual funds, that portion of a Fund’s NAV is calculated based on the NAV of that mutual fund.  The prospectus for the other mutual fund explains the circumstances and effects of fair value pricing for that fund.

DISTRIBUTION AND TAXES

Each Fund intends to distribute to its shareholders substantially all of its income and capital gains.  The table below outlines when dividends, if any, are declared and paid by each Fund:

Funds	Dividends Declared/ Dividends Paid
Touchstone Large Cap Growth Fund	Annually/Annually
Touchstone Growth Opportunities Fund	Annually/Annually
Touchstone Value Fund	Semi-Annually/Semi-Annually
Touchstone High Yield Fund	Monthly/Monthly
Touchstone Ultra Short Duration Fixed Income Fund	Daily/Monthly
Touchstone Core Bond Fund	Monthly/Monthly
Touchstone Growth Allocation Fund	Annually/Annually
Touchstone Moderate Growth Allocation Fund	Annually/Annually
Touchstone Balanced Allocation Fund	Quarterly/Quarterly
Touchstone Conservative Allocation Fund	Quarterly/Quarterly
Touchstone Micro Cap Value Fund	Annually/Annually
Touchstone Small Company Value Fund	Quarterly/Quarterly
Touchstone International Value Fund	Annually/Annually
Touchstone Strategic Income Fund	Monthly/Monthly

Each Fund makes distributions of capital gains, if any, at least annually. If you own shares on a Fund’s distribution record date, you will be entitled to receive the distribution.

You will receive income dividends and distributions of capital gains in the form of additional Fund shares unless you elect to receive payment in cash.  To elect cash payment, you must notify the Funds in writing or by phone prior to the date of distribution.  Your election will be effective for dividends and distributions paid after we receive your notice.  To cancel your election, simply send written notice to Touchstone Securities, P.O. Box 9878, Providence, RI 02940-8078, or by overnight mail to Touchstone Securities, c/o BNY Mellon Investment Servicing (US) Inc., 4400 Computer Drive, Westborough, MA 01581. If you hold your shares through a financial institution, you must contact it to elect cash payment.

Tax Information

The tax information in this Prospectus/Proxy Statement is provided for general information only and should not be considered as tax advice or relied on by a shareholder or prospective investor.

General. The Funds intend to qualify annually to be treated as regulated investment companies (“RICs”) under the Code. As such, the Funds will not be subject to federal income taxes on the earnings they distribute to shareholders provided they satisfy certain requirements and restrictions of the Code. If for any taxable year a Fund fails to qualify as a RIC: (1) it will be subject to tax in the same manner as an ordinary corporation and thus will be subject to tax on a graduated basis with a maximum tax rate of 35% (for taxable years beginning prior to January 1, 2013); and (2) distributions from its earnings and profits (as determined under federal income tax principles) will be taxable as ordinary dividend income eligible for the 15% non-corporate shareholder rate (for taxable years beginning prior to January 1, 2013) and the dividends-received deduction for corporate shareholders.

Distributions. The Funds will make distributions to you that may be taxed as ordinary income or capital gains (which may be taxed at different rates depending on the length of time the Fund holds its assets). The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions are taxable whether you reinvest such distributions in additional shares of the Fund or choose to receive cash.

Ordinary Income. Net investment income, except for qualified dividends, and short-term capital gains that are distributed to you are taxable as ordinary income for federal income tax purposes regardless of how long you have held your Fund shares. Certain dividends distributed to non-corporate shareholders in taxable years beginning before January 1, 2013 and designated by a Fund as “qualified dividend income” are eligible for the long-term capital gains rate of 15% (0% for individuals in lower tax brackets).  Short-term capital gains that are distributed to you are taxable as ordinary income for

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federal income tax purposes regardless of how long you have held your Fund shares.

Net Capital Gains. Net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) distributed to you, if any, are taxable as long-term capital gains for federal income tax purposes regardless of how long you have held your Fund shares. For tax years beginning before January 1, 2013, the maximum individual tax rate on net long-term capital gains is 15%.

Sale or Exchange of Shares. It is a taxable event for you if you sell shares of a Fund or exchange shares of a Fund for shares of another Fund. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a taxable gain or loss on the transaction. Any realized gain will be taxable to you, and, generally, will be capital gain, assuming you held the shares of the Fund as a capital asset. The capital gain will be long-term or short-term depending on how long you have held your shares in the Fund. Sales of shares of a Fund that you have held for twelve months or less will be a short-term capital gain or loss and if held for more than twelve months will constitute a long-term capital gain or loss. Any loss realized by a shareholder on a disposition of shares held for six months or less will be treated as a long-term capital loss to the extent of any distributions of capital gain dividends received by the shareholder and disallowed to the extent of any distributions of exempt-interest dividends, if any, received by the shareholder with respect to such shares.

Medicare Contribution Tax. Under current law, beginning in 2013, U.S. individuals with income exceeding $200,000 ($250,000, if married and filing jointly) will be subject to a 3.8% Medicare contribution tax on net investment income including interest, dividends, and capital gains. If applicable, the tax will be imposed on the lesser of your (i) net investment income or (ii) the excess of modified adjusted gross income over $200,000 ($250,000 if married and filing jointly).

Backup Withholding. A Fund may be required to withhold U.S. federal income tax on all taxable distributions and sales payable to shareholders who fail to provide their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate is 28%.

State and Local Income Taxes. This Prospectus/Proxy Statement does not discuss the state and local tax consequences of an investment in a Fund. You are urged and advised to consult your own tax adviser concerning state and local taxes, which may have different consequences from those of the federal income tax laws.

Non-U.S. Shareholders. Non-U.S. shareholders may be subject to U.S. tax as a result of an investment in a Fund. This Prospectus/Proxy Statement does not discuss the U.S. or foreign country tax consequences of an investment by a non-U.S. shareholder in a Fund. Accordingly, non-U.S. shareholders are urged and advised to consult their own tax advisors as to the U.S. and foreign country tax consequences of an investment in a Fund.

Statements and Notices. You will receive an annual statement outlining the tax status of your distributions.

This section is only a summary of some important income tax considerations that may affect your investment in a Fund. More information regarding these considerations is included in the Touchstone SAIs and the SAI related to this Prospectus/Proxy Statement for the Shell Funds. You are urged and advised to consult your own tax advisor regarding the effects of an investment in a Fund on your tax situation.

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FINANCIAL HIGHLIGHTS

Touchstone Large Cap Growth Fund and Touchstone Growth Opportunities Fund

The financial highlights tables are intended to help you understand each Fund’s financial performance for the past 5 years, or if shorter, the period of each Fund’s operation. Some of this information reflects financial information for a single Fund share. The total returns in the tables represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of all dividends and distributions. The financial highlights for each Fund for each of the 5 years in the period ended March 31, 2012 were audited by Ernst & Young LLP, an independent registered public accounting firm. The report of Ernst & Young LLP, along with each Fund’s financial statements and related notes, appears in the 2011 Annual Report for the Funds. You can obtain the Annual Report, which contains more performance information, at no charge by calling 1.800.543.0407.

For A Share Outstanding Throughout Each Year Ended March 31, (Unless Otherwise Noted)

Touchstone Large Cap Growth Fund
Class A	2012		2011	2010	2009	2008
Net Asset Value at Beginning of Period	$24.95		$20.74	$14.73	$24.45	$22.06
Income (Loss) from Investments Operations:
Net Investment Income (Loss)	0.02	(A)	(0.09)	(0.02)	0.09	0.02
Net Realized and Unrealized Gains (Losses) on Investments	2.77		4.30	6.08	(9.80)	2.37
Total from Investment Operations	2.79		4.21	6.06	(9.71)	2.39
Less Distributions:
Net Investment Income	—		—	(0.04)	(0.01)	—
Realized Capital Gains	—		—	(0.01)	—	—
Total Distributions	—		—	(0.05)	(0.01)	—
Net Asset Value at End of Period	$27.74		$24.95	$20.74	$14.73	$24.45
Total Return(B)	11.18%		20.30%	41.15%	(39.71%)	10.83%
Ratios and Supplemental Data:
Net Assets at End of Period (000’s)	$238,488		$291,827	$334,465	$418,808	$719,488
Ratio to Average Net Assets:
Net Expenses	1.25%		1.25%	1.25%	1.25%	1.25%
Gross Expenses	1.35%		1.36%	1.37%	1.33%	1.33%
Net Investment Income (Loss)	0.08%		(0.36%)	(0.29%)	0.41%	0.06%
Portfolio Turnover Rate	91%		76%	83%	126%	72%

(A) The net investment income per share is based on average shares outstanding for the period.
(B) Total returns shown exclude the effect of applicable sales loads. If these charges were included, the return would be lower.

E-15

For A Share Outstanding Throughout Each Year Ended March 31, (Unless Otherwise Noted)

Touchstone Large Cap Growth Fund
Class C	2012		2011	2010	2009	2008
Net Asset Value at Beginning of Period	$23.84		$19.97	$14.25	$23.74	$21.52
Income (Loss) from Investments Operations:
Net Investment Income (Loss)	(0.16	) (A)	(0.27)	(0.22)	(0.07)	(0.14)
Net Realized and Unrealized Gains (Losses) on Investments	2.63		4.14	5.94	(9.42)	2.36
Total from Investment Operations	2.47		3.87	5.72	(9.49)	2.22
Net Asset Value at End of Period	$26.31		$23.84	$19.97	$14.25	$23.74
Total Return (B)	10.36%		19.38%	40.14%	(39.97%)	10.32%
Ratios and Supplemental Data:
Net Assets at End of Period (000’s)	$116,350		$127,172	$142,179	$137,641	$236,582
Ratio to Average Net Assets:
Net Expenses	2.00%		2.00%	2.00%	2.00%	2.00%
Gross Expenses	2.09%		2.13%	2.16%	2.11%	2.09%
Net Investment Loss	(0.67%)		(1.11%)	(1.05%)	(0.33%)	(0.66%)
Portfolio Turnover Rate	91%		76%	83%	126%	72%

(A) The net investment income per share is based on average shares outstanding for the period.
(B) Total returns shown exclude the effect of applicable sales loads. If these charges were included, the return would be lower.

For A Share Outstanding Throughout Each Year Ended March 31, (Unless Otherwise Noted)

Touchstone Large Cap Growth Fund
Class Y	2012		2011	2010	2009	2008
Net Asset Value at Beginning of Period	$25.19		$20.89	$14.84	$24.64	$22.19
Income (Loss) from Investments Operations:
Net Investment Income (Loss)	0.09	(A)	(0.02)	(0.01)	0.10	0.05
Net Realized and Unrealized Gains (Losses) on Investments	2.81		4.32	6.17	(9.85)	2.40
Total from Investment Operations	2.90		4.30	6.16	(9.75)	2.45
Distributions from:
Net Investment Income	—		—	(0.10)	(0.05)	—
Realized Capital Gains	—		—	(0.01)	—	—
Total Distributions	—		—	(0.11)	(0.05)	—
Net Asset Value at End of Period	$28.09		$25.19	$20.89	$14.84	$24.64
Total Return	11.47%		20.58%	41.53%	(39.58%)	11.04%
Ratios and Supplemental Data:
Net Assets at End of Period (000’s)	$385,411		$331,733	$352,847	$206,369	$31,679
Ratio to Average Net Assets:
Net Expenses	0.99%		0.99%	0.99%	0.97%	1.00%
Gross Expenses	1.14%		1.13%	1.06%	1.06%	1.04%
Net Investment Income (Loss)	0.34%		(0.10%)	(0.06%)	0.95%	0.21%
Portfolio Turnover Rate	91%		76%	83%	126%	72%

(A) The net investment income per share is based on average shares outstanding for the period.

E-16

For A Share Outstanding Throughout Each Year Ended March 31, (Unless Otherwise Noted)

Touchstone Growth Opportunities Fund
Class A	2012	2011	2010	2009	2008
Net Asset Value at Beginning of Period	$25.27	$20.88	$14.41	$21.68	$20.75
Income (Loss) from Investments Operations:
Net Investment Income (Loss)	(0.16)	0.07	(0.03)	(0.15)	(0.24)
Net Realized and Unrealized Gains (Losses) on Investments	0.53	4.44	6.50	(7.12)	1.17
Total from Investment Operations	0.37	4.51	6.47	(7.27)	0.93
Distributions from Net Investment Income	—	(0.12)	—	—	—
Net Asset Value at End of Period	$25.64	$25.27	$20.88	$14.41	$21.68
Total Return(A)	1.47%	21.71%	44.90%	(33.53%)	4.48%
Ratios and Supplemental Data:
Net Assets at End of Period (000’s)	$62,274	$96,930	$32,182	$17,973	$26,349
Ratio to Average Net Assets:
Net Expenses	1.21%	1.16%	1.24%	1.51%	1.55%
Gross Expenses	1.43%	1.50%	1.85%	2.04%	1.91%
Net Investment Income (Loss)	(0.52%)	0.10%	(0.22%)	(0.70%)	(0.89%)
Portfolio Turnover Rate	204%	130%	100%	60%	82%

(A) Total returns shown exclude the effect of applicable sales loads. If these charges were included, the return would be lower.

For A Share Outstanding Throughout Each Year Ended March 31, (Unless Otherwise Noted)

Touchstone Growth Opportunities Fund
Class C	2012	2011	2010	2009	2008
Net Asset Value at Beginning of Period	$23.50	$19.49	$13.55	$20.42	$19.63
Income (Loss) from Investments Operations:
Net Investment Income (Loss)	(0.29)	(0.07)	(0.17)	(0.29)	(0.35)
Net Realized and Unrealized Gains (Losses) on Investments	0.47	4.12	6.11	(6.58)	1.14
Total from Investment Operations	0.18	4.05	5.94	(6.87)	0.79
Distributions from Net Investment Income	—	(0.04)	—	—	—
Net Asset Value at End of Period	$23.68	$23.50	$19.49	$13.55	$20.42
Total Return(A)	0.77%	20.82%	43.84%	(33.64%)	4.02%
Ratios and Supplemental Data:
Net Assets at End of Period (000’s)	$9,132	$10,592	$8,085	$6,262	$11,115
Ratio to Average Net Assets:
Net Expenses	1.96%	1.93%	1.99%	2.27%	2.30%
Gross Expenses	2.45%	2.58%	2.63%	2.82%	2.71%
Net Investment Income (Loss)	(1.27%)	(0.43%)	(0.96%)	(1.46%)	(1.60%)
Portfolio Turnover Rate	204%	130%	100%	60%	82%

(A) Total returns shown exclude the effect of applicable sales loads. If these charges were included, the return would be lower.

E-17

For A Share Outstanding Throughout Each Year Ended March 31, (Unless Otherwise Noted)

Touchstone Growth Opportunities Fund

					Period
					Ended
					March 31,
Class Y	2012	2011	2010		2009(A)
Net Asset Value at Beginning of Period	$25.38	$20.94	$14.41		$14.37
Income (Loss) from Investments Operations:
Net Investment Income (Loss)	(0.05)	0.14	—	(B)	—	(B)
Net Realized and Unrealized Gains (Losses) on Investments	0.47	4.45	6.53		0.04
Total from Investment Operations	0.42	4.59	6.53		0.04
Distributions from Net Investment Income	—	(0.15)	—		—
Net Asset Value at End of Period	$25.80	$25.38	$20.94		$14.41
Total Return	1.66%	22.06%	45.32%		0.28	%(C)
Ratios and Supplemental Data:
Net Assets at End of Period (000’s)	$12,254	$2,947	$2,223		$3
Ratio to Average Net Assets:
Net Expenses	0.96%	0.93%	0.98%		0.97	%(D)
Gross Expenses	1.42%	1.73%	3.73%		1.82	%(D)
Net Investment Income (Loss)	(0.27%)	0.63%	(0.04%)		(0.21	%)(D)
Portfolio Turnover Rate	204%	130%	100%		60	%(C)

(A)  Represents the period from commencement of operations (February 2, 2009) through March 31, 2009.
(B)  Amount rounds to less than $0.005.
(C)  Not annualized.
(D)  Annualized.

E-18

Touchstone Value Fund

The financial highlights tables are intended to help you understand a Fund’s financial performance for the past 5 years or, if shorter, the period of a Fund’s operations.  Certain information reflects financial results for a single Fund share.  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).  No financial highlights are presented for Class C shares of the Touchstone Value Fund because the Class C shares commenced operations after March 31, 2012. This information has been audited by PricewaterhouseCoopers LLP whose report, along with the Fund’s financial statements, are included in the Fund’s annual report.  You can obtain the annual report at no charge by calling 1.800.543.0407.

For A Share Outstanding Throughout Each Year Ended March 31, (Unless Otherwise Noted)

Touchstone Value Fund

Class A	2012	2011	2010	2009	2008
Net Asset Value Beginning of Period	$6.67	$6.17	$4.00	$6.64	$8.80
Net Investment Income (Loss)1	$0.12	$0.08	$0.09	$0.14	$0.12
Realized and Unrealized Gains or (Losses) on Securities	$0.45	$0.50	$2.17	$(2.66)	$(0.97)
Total from Operations	$0.57	$0.58	$2.26	$(2.52)	$(0.85)
Dividends from Net Investment Income	$(0.10)	$(0.08)	$(0.09)	$(0.12)	$(0.17)
Distributions From Capital Gains	$—	$—	$—	$—	$(1.14)
Total Dividends and Distributions	$(0.10)	$(0.08)	$(0.09)	$(0.12)	$(1.31)
Redemption Fees	$—	$—	$—	$—	$—
Net Asset Value End of Period	$7.14	$6.67	$6.17	$4.00	$6.64
Total Return†	8.77%	9.59%	57.05%	(38.39)%	(11.68)%
Net Assets End of Period (000)	$1,606	$2,325	$2,514	$2,530	$2,379
Ratio of Net Expenses to Average Net Assets*	1.20%	1.20%	1.26%	1.35%	1.35%
Ratio of Gross Expenses to Average Net Assets*,^	1.96%	2.04%	1.76%	2.23%	2.38%
Ratio of Net Investment Income (Loss) to Average Net Assets*	1.84%	1.31%	1.72%	2.76%	1.36%
Portfolio Turnover Rate†	15.30%	13.31%	24.80%	17.05%	9.69%

*            Ratios for periods of less than one year have been annualized.
†           Total returns and portfolio turnover rates are for the period indicated and have not been annualized. Total return would have been lower had certain expenses not been waived by Old Mutual Capital, the predecessor fund’s investment advisor, during the year. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns shown exclude any applicable sales charge.
^           Legal, printing and/or compliance audit expenses relating to civil litigation and certain regulatory actions in connection with market timing allegations were incurred, and Old Mutual Capital and/or the predecessor fund’s former investment advisor paid these expenses on behalf of the predecessor fund’s trust. Had Old Mutual Capital and/or the former adviser not paid these expenses, the expenses for the Funds would have been higher than what is reflected in the financial highlights for the years ended March 31, 2012, 2011, 2010, 2009 and 2008.
1            Per share amounts for the year or period are calculated based on average outstanding shares.

E-19

For A Share Outstanding Throughout Each Year Ended March 31, (Unless Otherwise Noted)

Touchstone Value Fund
Class Y	2012	2011	2010	2009	2008
Net Asset Value Beginning of Period	$6.69	$6.19	$4.01	$6.65	$8.82
Net Investment Income (Loss)1	$0.12	$0.09	$0.10	$0.16	$0.14
Realized and Unrealized Gains or (Losses) on Securities	$0.47	$0.51	$2.19	$(2.68)	$(0.97)
Total from Operations	$0.59	$0.60	$2.29	$(2.52)	$(0.83)
Dividends from Net Investment Income	$(0.12)	$(0.10)	$(0.11)	$(0.12)	$(0.20)
Distributions From Capital Gains	$—	$—	$—	$—	$(1.14)
Total Dividends and Distributions	$(0.12)	$(0.10)	$(0.11)	$(0.12)	$(1.34)
Redemption Fees	$—	$—	$—	$—	$—
Net Asset Value End of Period	$7.16	$6.69	$6.19	$4.01	$6.65
Total Return†	9.01%	9.86%	57.65%	(38.29)%	(11.49)%
Net Assets End of Period (000)	$87,546	$86,659	$88,766	$67,325	$86,801
Ratio of Net Expenses to Average Net Assets*	0.95%	0.95%	1.00%	1.10%	1.10%
Ratio of Gross Expenses to Average Net Assets*,^	1.03%	1.04%	1.07%	1.22%	1.37%
Ratio of Net Investment Income (Loss) to Average Net Assets*	1.90%	1.58%	1.87%	3.03%	1.59%
Portfolio Turnover Rate†	15.30%	13.31%	24.80%	17.05%	9.69%

*           Ratios for periods of less than one year have been annualized.
†            Total returns and portfolio turnover rates are for the period indicated and have not been annualized. Total return would have been lower had certain expenses not been waived by Old Mutual Capital, the predecessor fund’s investment advisor, during the year. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns shown exclude any applicable sales charge.
^           Legal, printing and/or compliance audit expenses relating to civil litigation and certain regulatory actions in connection with market timing allegations were incurred, and Old Mutual Capital and/or the predecessor fund’s former investment advisor paid these expenses on behalf of the predecessor fund’s trust. Had Old Mutual Capital and/or the former adviser not paid these expenses, the expenses for the Funds would have been higher than what is reflected in the financial highlights for the years ended March 31, 2012, 2011, 2010, 2009 and 2008.
1           Per share amounts for the year or period are calculated based on average outstanding shares.

E-20

Touchstone High Yield Fund, Touchstone Ultra Short Duration Fixed Income Fund and Touchstone Core Bond Fund

The financial highlights tables are intended to help you understand a Fund’s financial performance for the past 5 years or, if shorter, the period of a Fund’s operations.  Certain information reflects financial results for a single Fund share.  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).  No financial highlights are presented for Class Y shares of the Touchstone Core Bond Fund and Class A, Class C and Class Y shares of the Touchstone Ultra Short Duration Fixed Income Fund because these share classes commenced operations after March 31, 2012. The financial highlights for each Fund were audited by Ernst & Young LLP, an independent registered public accounting firm. The report of Ernst & Young LLP, along with each Fund’s financial statements and related notes, appears in each Fund’s annual report. The information provided for the six month period ended March 31, 2012 is unaudited. You can obtain the annual report at no charge by calling 1.800.543.0407.

For A Share Outstanding Throughout Each Year Ended September 30, (Unless Otherwise Noted) and For The Six-Month Period Ended March 31, 2012 (Unaudited)

Touchstone High Yield Fund

Class A	For the six-month period ended March 31, 2012 (unaudited)		2011	2010	2009	2008	2007
Net asset value at beginning of period	$8.13		$8.60	$8.19	$7.85	$9.17	$9.31
Income (loss) from investment operations:
Net investment income	0.28		0.66	0.75	0.73	0.74	0.67
Net realized gain (loss) on investments	0.59		(0.43)	0.42	0.34	(1.28)	(0.06)
Total from investment operations	0.87		0.23	1.17	1.07	(0.54)	0.61
Distributions from:
Net investment income	(0.28)		(0.70)	(0.76)	(0.73)	(0.74)	(0.67)
Realized capital gains	—		—	—	—	(0.04)	(0.08)
Total distributions	(0.28)		(0.70)	(0.76)	(0.73)	(0.78)	(0.75)
Net asset value at end of period	$8.72		$8.13	$8.60	$8.19	$7.85	$9.17
Total return(A)	10.84	%(B)	2.43%	14.90%	16.06%	(6.33%)	6.69%
Ratios and supplemental data:
Net assets at end of period (000’s)	$155,557		$111,888	$113,453	$59,392	$57,020	$83,996
Ratio to average net assets:
Net expenses	1.01	%(C)	1.05%	1.05%	1.05%	1.05%	1.05%
Gross expenses	1.13	%(C)	1.18%	1.20%	1.38%	1.26%	1.31%
Net investment income	6.71	%(C)	7.59%	8.95%	10.58%	8.31%	7.17%
Portfolio turnover rate	11	%(B)	62%	47%	60%	28%	37%

(A) Total returns shown exclude the effect of applicable sales loads. If these charges were included, the return would be lower.
(B) Not annualized.
(C) Annualized

E-21

For A Share Outstanding Throughout Each Year Ended September 30, (Unless Otherwise Noted) and For The Six-Month Period Ended March 31, 2012 (Unaudited)

Touchstone High Yield Fund

Class C	For the six-month period ended March 31, 2012 (unaudited)		2011	2010	2009	2008	2007
Net asset value at beginning of period	$8.12		$8.59	$8.18	$7.84	$9.16	$9.31
Income (loss) from investment operations:
Net investment income	0.25		0.60	0.69	0.65	0.68	0.61
Net realized gain (loss) on investments	0.59		(0.44)	0.41	0.37	(1.29)	(0.08)
Total from investment operations	0.84		0.16	1.10	1.02	(0.61)	0.53
Distributions from:
Net investment income	(0.25)		(0.63)	(0.69)	(0.68)	(0.67)	(0.60)
Realized capital gains	—		—	—	—	(0.04)	(0.08)
Total distributions	(0.25)		(0.63)	(0.69)	(0.68)	(0.71)	(0.68)
Net asset value at end of period	$8.71		$8.12	$8.59	$8.18	$7.84	$9.16
Total return(A)	10.43	%(B)	1.67%	14.01%	15.24%	(7.03%)	5.81%
Ratios and supplemental data:
Net assets at end of period (000’s)	$33,166		$23,485	$24,412	$18,423	$4,569	$7,218
Ratio to average net assets:
Net expenses	1.80	%(C)	1.80%	1.80%	1.80%	1.80%	1.80%
Gross expenses	2.02	%(C)	2.11%	1.97%	2.11%	2.20%	2.17%
Net investment income	5.92	%(C)	6.83%	8.26%	9.46%	7.54%	6.41%
Portfolio turnover rate	11	%(B)	62%	47%	60%	28%	37%

(A) Total returns shown exclude the effect of applicable sales loads. If these charges were included, the return would be lower.
(B) Not annualized.
(C) Annualized

E-22

For A Share Outstanding Throughout Each Year Ended September 30, (Unless Otherwise Noted) and For The Six-Month Period Ended March 31, 2012 (Unaudited)

Touchstone High Yield Fund

	For the
	six-month
	period ended
	March 31, 2012
Class Y	(unaudited)		2011	2010	2009	2008	2007
Net asset value at beginning of period	$8.30		$8.77	$8.34	$7.86	$9.18	$9.43
Income (loss) from investment operations:
Net investment income	0.30		0.68	0.75	0.66	0.75	0.50
Net realized gain (loss) on investments	0.60		(0.43)	0.46	0.50	(1.27)	(0.31)
Total from investment operations	0.90		0.25	1.21	1.16	(0.52)	0.19
Distributions from:
Net investment income	(0.29)		(0.72)	(0.78)	(0.68)	(0.76)	(0.44)
Realized capital gains	—		—	—	—	(0.04)	—
Total distributions	(0.29)		(0.72)	(0.78)	(0.68)	(0.80)	(0.44)
Net asset value at end of period	$8.91		$8.30	$8.77	$8.34	$7.86	$9.18
Total return(A)	10.99	%(C)	2.63%	15.16%	16.92%	(6.07%)	2.09	%(C)
Ratios and supplemental data:
Net assets at end of period (000’s)	$81,914		$35,339	$8,482	$3,130	$866	$473
Ratio to average net assets:
Net expenses	0.77	%(D)	0.80%	0.80%	0.80%	0.80%	0.80	%(D)
Gross expenses	0.88	%(D)	0.97%	0.96%	1.36%	1.27%	1.14	%(D)
Net investment income	6.95	%(D)	7.64%	9.33%	9.95%	8.74%	7.49	%(D)
Portfolio turnover rate	11	%(C)	62%	47%	60%	28%	37	%(C)

(A)	Represents the period from commencement of operations (February 1, 2007) through September 30, 2007.
(B)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the return would be lower.
(C)	Not annualized.
(D)	Annualized.

E-23

For A Share Outstanding Throughout Each Year Ended September 30, (Unless Otherwise Noted) and For The Six-Month Period Ended March 31, 2012 (Unaudited)

Touchstone Ultra Short Duration Fixed Income Fund

	For the
	six-month
	period ended
	March 31, 2012
Class Z*	(unaudited)		2011	2010	2009	2008	2007
Net asset value at beginning of period	$9.58		$9.68	$9.66	$9.74	$10.08	$10.06
Income (loss) from investment operations:
Net investment income	0.07	(A)	0.15	0.18	0.32	0.47	0.53
Net realized gain (loss) on investments	0.04		(0.04)	0.06	(0.07)	(0.34)	0.01
Total from investment operations	0.11		0.11	0.24	0.25	0.13	0.54
Distributions from:
Net investment income	(0.12)		(0.21)	(0.22)	(0.33)	(0.47)	(0.52)
Net asset value at end of period	$9.57		$9.58	$9.68	$9.66	$9.74	$10.08
Total return(A)	1.10	%(B)	1.12%	2.49%	2.60%	1.26%	5.48%
Ratios and supplemental data:
Net assets at end of period (000’s)	$351,191		$346,131	$236,650	$108,552	$143,837	$146,045
Ratio to average net assets:
Net expenses	0.69	%(C)	0.69%	0.69%	0.69%	0.69%	0.69%
Gross expenses	0.76	%(C)	0.78%	0.81%	0.85%	0.82%	0.75%
Net investment income	1.51	%(C)	1.39%	1.69%	3.41%	4.72%	5.25%
Portfolio turnover rate	84	%(B)	144%	119%	15%	56%	26%

(A)	The net investment income per share is based on average shares outstanding for the period.
(B)	Not annualized.
(C)	Annualized.
*	Class Z shares are not being offered in the Reorganization.

E-24

For A Share Outstanding Throughout Each Year Ended September 30, (Unless Otherwise Noted) and For The Six-Month Period Ended March 31, 2012 (Unaudited)

Touchstone Core Bond Fund

	For the
	six-month
	period ended
	March 31, 2012
Class A	(unaudited)		2011	2010	2009	2008	2007
Net asset value at beginning of period	$10.46		$10.41	$9.76	$9.01	$9.67	$9.66
Income (loss) from investment operations:
Net investment income	0.17		0.39	0.39	0.41	0.46	0.43
Net realized gain (loss) on investments	0.19		0.10	0.67	0.80	(0.66)	0.01
Total from investment operations	0.36		0.49	1.06	1.21	(0.20)	0.44
Distributions from:
Net investment income	(0.17)		(0.44)	(0.41)	(0.46)	(0.46)	(0.43)
Net asset value at end of period	$10.65		$10.46	$10.41	$9.76	$9.01	$9.67
Total return(A)	3.47	%(B)	4.80%	11.10%	13.92%	(2.19%)	4.66%
Ratios and supplemental data:
Net assets at end of period (000’s)	$49,679		$41,663	$44,107	$36,096	$46,713	$56,735
Ratio to average net assets:
Net expenses	0.90	%(C)	0.90%	0.90%	0.90%	0.90%	0.90%
Gross expenses	1.27	%(C)	1.28%	1.28%	1.21%	1.23%	1.29%
Net investment income	3.16	%(C)	3.80%	3.91%	4.58%	4.77%	4.39%
Portfolio turnover rate	202	%(B)	319%	370%	277%	184%	293%

(A)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the return would be lower.
(B)	Not annualized.
(C)	Annualized.

E-25

For A Share Outstanding Throughout Each Year Ended September 30, (Unless Otherwise Noted) and For The Six-Month Period Ended March 31, 2012 (Unaudited)

Touchstone Core Bond Fund

	For the
	six-month
	period ended
	March 31, 2012
Class C	(unaudited)		2011	2010	2009	2008	2007
Net asset value at beginning of period	$9.82		$9.80	$9.21	$8.53	$9.18	$9.19
Income (loss) from investment operations:
Net investment income	0.12		0.30	0.31	0.34	0.36	0.34
Net realized gain (loss) on investments	0.17		0.08	0.62	0.73	(0.62)	0.01
Total from investment operations	0.29		0.38	0.93	1.07	(0.26)	0.35
Distributions from:
Net investment income	(0.13)		(0.36)	(0.34)	(0.39)	(0.39)	(0.36)
Net asset value at end of period	$9.98		$9.82	$9.80	$9.21	$8.53	$9.18
Total return(A)	3.01	%(B)	4.01%	10.32%	13.07%	(2.93%)	3.87%
Ratios and supplemental data:
Net assets at end of period (000’s)	$9,321		$7,503	$8,550	$5,867	$3,255	$2,036
Ratio to average net assets:
Net expenses	1.65	%(C)	1.65%	1.65%	1.65%	1.65%	1.65%
Gross expenses	2.26	%(C)	2.44%	2.09%	2.10%	2.27%	2.57%
Net investment income	2.41	%(C)	3.04%	3.15%	3.81%	4.03%	3.65%
Portfolio turnover rate	202	%(B)	319%	370%	277%	184%	293%

(A)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the return would be lower.
(B)	Not annualized.
(C)	Annualized.

E-26

Touchstone Growth Allocation Fund, Touchstone Moderate Growth Allocation Fund, Touchstone Balanced Allocation Fund and Touchstone Conservative Allocation Fund

The financial highlights tables are intended to help you understand a Fund’s financial performance for the past 5 years or, if shorter, the period of a Fund’s operations.  Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).  The information on the five years ended July 31, has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds’ financial statements, are included in each Fund’s annual report.  The information provided for the six month period ended January 31, 2012 is unaudited. You can obtain the annual report at no charge by calling 1.800.543.0407.

For A Share Outstanding Throughout Each Year Ended July 31, (Unless Otherwise Noted) and For The Six-Month Period Ended January 31, 2012 (Unaudited)

Touchstone Growth Allocation Fund

	For the
	six-month
	period ended
	January 31, 2012
Class A	(unaudited)	2011	2010	2009	2008	2007
Net Asset Value Beginning of Period	$11.40	$9.58	$8.66	$12.33	$14.82	$12.70
Net Investment Income (Loss)*	$0.12	$0.08	$0.12	$0.10	$0.07	$0.03
Realized and Unrealized Gains (Losses) on Securities*	$(0.35)	$1.80	$0.99	$(3.12)	$(1.67)#	$2.34
Redemption Fees	$—	$—	$—	$—	$—	$—
Total from Operations	$(0.23)	$1.88	$1.11	$(3.02)	$(1.60)	$2.37
Dividends from Net Investment Income	$(0.11)	$(0.06)	$(0.19)	$—	$(0.20)	$—
Distributions From Capital Gains	$—	$—	$—	$(0.65)	$(0.69)	$(0.25)
Total Dividends and Distributions	$(0.11)	$(0.06)	$(0.19)	$(0.65)	$(0.89)	$(0.25)
Net Asset Value End of Period	$11.06	$11.40	$9.58	$8.66	$12.33	$14.82
Total Return†	(1.99)%	19.65%	12.78%	(23.55)%	(11.45)%#	18.76%
Net Assets End of Period (000)	$11,916	$13,619	$16,721	$20,556	$43,129	$55,755
Ratio of Expenses to Average Net Assets (1)	0.57%	0.57%	0.57%	0.56%	0.91%	1.60%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Expense Reductions)(1)	1.32%	1.13%	1.18%	1.03%	1.26%	1.83%
Ratio of Net Investment Income (Loss) to Average Net Assets	2.34%	0.77%	1.26%	1.14%	0.48%	0.24%
Portfolio Turnover Rate†	5.23%	7.78%	41.29%	27.09%	45.80%	104.92%

*	Per share amounts for the year are calculated based on average outstanding shares.
#	Impact of payment to affiliate was less than $0.01 per share and 0.01%, respectively.
†
Total return would have been lower had certain expenses not been waived by Old Mutual Capital, Inc. during the year. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns shown exclude any applicable sales charges.

(1)	Ratio does not include expenses of the underlying funds.
Amounts designated as “—” are either $0 or have been rounded to $0.

E-27

For A Share Outstanding Throughout Each Year Ended July 31, (Unless Otherwise Noted) and For The Six-Month Period Ended January 31, 2012 (Unaudited)

Touchstone Growth Allocation Fund

	For the
	six-month
	period ended
	January 31, 2012
Class C	(unaudited)	2011	2010	2009	2008	2007
Net Asset Value Beginning of Period	$10.90	$9.18	$8.30	$11.95	$14.53	$12.55
Net Investment Income (Loss)*	$0.08	$—	$0.04	$0.03	$(0.04)	$(0.07)
Realized and Unrealized Gains (Losses) on Securities*	$(0.34)	$1.72	$0.96	$(3.03)	$(1.61)#	$2.30
Redemption Fees	$—	$—	$—	$—	$—	$—
Total from Operations	$(0.26)	$1.72	$1.00	$(3.00)	$(1.65)	$2.23
Dividends from Net Investment Income	$(0.02)	$—	$(0.12)	$—	$(0.24)	$—
Distributions From Capital Gains	$—	$—	$—	$(0.65)	$(0.69)	$(0.25)
Total Dividends and Distributions	$(0.02)	$—	$(0.12)	$(0.65)	$(0.93)	$(0.25)
Net Asset Value End of Period	$10.62	$10.90	$9.18	$8.30	$11.95	$14.53
Total Return†	(2.41)%	18.74%	12.03%	(24.16)%	(12.08)%#	17.86%
Net Assets End of Period (000)	$27,736	$33,477	$36,655	$48,126	$83,127	$96,805
Ratio of Expenses to Average Net Assets (1)	1.32%	1.32%	1.32%	1.31%	1.66%	2.35%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Expense Reductions)(1)	1.91%	1.75%	1.84%	1.75%	2.01%	2.56%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.56%	0.02%	0.47%	0.42%	(0.29)%	(0.50)%
Portfolio Turnover Rate†	5.23%	7.78%	41.29%	27.09%	45.80%	104.92%

*	Per share amounts for the year are calculated based on average outstanding shares.
#	Impact of payment to affiliate was less than $0.01 per share and 0.01%, respectively.
†
Total return would have been lower had certain expenses not been waived by Old Mutual Capital, Inc. during the year. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns shown exclude any applicable sales charges.

(1)	Ratio does not include expenses of the underlying funds.
Amounts designated as “—” are either $0 or have been rounded to $0.

E-28

For A Share Outstanding Throughout Each Year Ended July 31, (Unless Otherwise Noted) and For The Six-Month Period Ended January 31, 2012 (Unaudited)

Touchstone Growth Allocation Fund

	For the
	six-month
	period ended
	January 31, 2012
Class Y	(unaudited)	2011	2010	2009	2008	2007
Net Asset Value Beginning of Period	$11.57	$9.72	$8.77	$12.45	$14.91	$12.74
Net Investment Income (Loss)*	$0.10	$0.12	$0.05	$0.12	$0.09	$0.12
Realized and Unrealized Gains (Losses) on Securities*	$(0.33)	$1.81	$1.11	$(3.15)	$(1.67)#	$2.30
Redemption Fees	$—	$—	$—	$—	$—	$—
Total from Operations	$(0.23)	$1.93	$1.16	$(3.03)	$(1.58)	$2.42
Dividends from Net Investment Income	$(0.15)	$(0.08)	$(0.21)	$—	$(0.19)	$—
Distributions From Capital Gains	$—	$—	$—	$(0.65)	$(0.69)	$(0.25)
Total Dividends and Distributions	$(0.15)	$(0.08)	$(0.21)	$(0.65)	$(0.88)	$(0.25)
Net Asset Value End of Period	$11.19	$11.57	$9.72	$8.77	$12.45	$14.91
Total Return†	(1.89)%	19.94%	13.22%	(23.40)%	(11.25)%#	19.09%
Net Assets End of Period (000)	$1,507	$3,561	$2,322	$667	$750	$648
Ratio of Expenses to Average Net Assets (1)	0.32%	0.32%	0.32%	0.32%	0.61%	1.35%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Expense Reductions)(1)	1.53%	1.13%	1.33%	3.50%	5.47%	10.49%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.91%	1.11%	0.56%	1.46%	0.68%	0.77%
Portfolio Turnover Rate†	5.23%	7.78%	41.29%	27.09%	45.80%	104.92%

*	Per share amounts for the year are calculated based on average outstanding shares.
#	Impact of payment to affiliate was less than $0.01 per share and 0.01%, respectively.
†
Total return would have been lower had certain expenses not been waived by Old Mutual Capital, Inc. during the year. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns shown exclude any applicable sales charges.

(1)	Ratio does not include expenses of the underlying funds.
Amounts designated as “—” are either $0 or have been rounded to $0.

E-29

For A Share Outstanding Throughout Each Year Ended July 31, (Unless Otherwise Noted) And For The Six-Month Period Ended January 31, 2012 (Unaudited)

Touchstone Moderate Growth Allocation Fund

	For the
	six-month
	period ended
	January 31, 2012
Class A	(unaudited)	2011	2010	2009	2008	2007
Net Asset Value Beginning of Period	$11.11	$9.66	$8.87	$11.91	$13.76	$12.07
Net Investment Income (Loss)*	$0.12	$0.12	$0.15	$0.17	$0.10	$0.11
Realized and Unrealized Gains (Losses) on Securities*	$(0.21)	$1.47	$0.87	$(2.37)	$(1.11)#	$1.86
Redemption Fees	$—	$—	$—	$—	$—	$—
Total from Operations	$(0.09)	$1.59	$1.02	$(2.20)	$(1.01)	$1.97
Dividends from Net Investment Income	$(0.15)	$(0.14)	$(0.23)	$(0.16)	$(0.15)	$(0.07)
Distributions From Capital Gains	$—	$—	$—	$(0.68)	$(0.69)	$(0.21)
Total Dividends and Distributions	$(0.15)	$(0.14)	$(0.23)	$(0.84)	$(0.84)	$(0.28)
Net Asset Value End of Period	$10.87	$11.11	$9.66	$8.87	$11.91	$13.76
Total Return†	(0.73)%	16.56%	11.52%#	(17.27)%	(7.86)%#	16.49%
Net Assets End of Period (000)	$16,534	$18,848	$22,740	$25,782	$52,854	$58,969
Ratio of Expenses to Average Net Assets (1)	0.57%	0.57%	0.57%	0.57%	0.89%	1.55%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Expense Reductions)(1)	1.14%	1.01%	1.08%	0.99%	1.26%	1.73%
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	2.25%	1.17%	1.53%	2.00%	0.74%	0.84%
Portfolio Turnover Rate†	8.20%	8.53%	37.54%	31.90%	43.04%	112.42%

*	Per share amounts for the year are calculated based on average outstanding shares.
#	Impact of payment to affiliate was less than $0.01 per share and 0.01%, respectively.
†
Total return would have been lower had certain expenses not been waived by Old Mutual Capital, Inc. during the year. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns shown exclude any applicable sales charges.

(1)	Ratio does not include expenses of the underlying funds.
Amounts designated as “—” are either $0 or have been rounded to $0.

E-30

For A Share Outstanding Throughout Each Year Ended July 31, (Unless Otherwise Noted) and For The Six-Month Period Ended January 31, 2012 (Unaudited)

Touchstone Moderate Growth Allocation Fund

	For the
	six-month
	period ended
	January 31, 2012
Class C	(unaudited)	2011	2010	2009	2008	2007
Net Asset Value Beginning of Period	$10.86	$9.44	$8.67	$11.63	$13.59	$11.95
Net Investment Income (Loss)*	$0.08	$0.05	$0.07	$0.11	$—	$0.01
Realized and Unrealized Gains (Losses) on Securities*	$(0.21)	$1.43	$0.86	$(2.31)	$(1.08)#	$1.84
Redemption Fees	$—	$—	$—	$—	$—	$—
Total from Operations	$(0.13)	$1.48	$0.93	$(2.20)	$(1.08)	$1.85
Dividends from Net Investment Income	$(0.06)	$(0.06)	$(0.16)	$(0.08)	$(0.19)	$—
Distributions From Capital Gains	$—	$—	$—	$(0.68)	$(0.69)	$(0.21)
Total Dividends and Distributions	$(0.06)	$(0.06)	$(0.16)	$(0.76)	$(0.88)	$(0.21)
Net Asset Value End of Period	$10.67	$10.86	$9.44	$8.67	$11.63	$13.59
Total Return†	(1.15)%	15.70%	10.71%#	(17.90)%	(8.55)%#	15.63%
Net Assets End of Period (000)	$52,641	$61,074	$70,934	$92,373	$154,281	$161,855
Ratio of Expenses to Average Net Assets (1)	1.32%	1.32%	1.32%	1.32%	1.63%	2.30%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Expense Reductions)(1)	1.79%	1.69%	1.74%	1.69%	1.88%	2.43%
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	1.48%	0.46%	0.78%	1.33%	(0.02)%	0.09%
Portfolio Turnover Rate†	8.20%	8.53%	37.54%	31.90%	43.04%	112.42%

*	Per share amounts for the year are calculated based on average outstanding shares.
#	Impact of payment to affiliate was less than $0.01 per share and 0.01%, respectively.
†
Total return would have been lower had certain expenses not been waived by Old Mutual Capital, Inc. during the year. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns shown exclude any applicable sales charges.

(1)	Ratio does not include expenses of the underlying funds.
Amounts designated as “—” are either $0 or have been rounded to $0.

E-31

For A Share Outstanding Throughout Each Year Ended July 31, (Unless Otherwise Noted) and For The Six-Month Period Ended January 31, 2012 (Unaudited)

Touchstone Moderate Growth Allocation Fund

	For the
	six-month
	period ended
	January 31, 2012
Class Y	(unaudited)	2011	2010	2009	2008	2007
Net Asset Value Beginning of Period	$11.23	$9.75	$8.95	$12.02	$13.84	$12.12
Net Investment Income (Loss)*	$0.13	$0.18	$0.17	$0.20	$0.13	$0.20
Realized and Unrealized Gains (Losses) on Securities*	$(0.22)	$1.46	$0.88	$(2.40)	$(1.11)#	$1.83
Redemption Fees	$—	$—	$—	$—	$—	$—
Total from Operations	$(0.09)	$1.64	$1.05	$(2.20)	$(0.98)	$2.03
Dividends from Net Investment Income	$(0.18)	$(0.16)	$(0.25)	$(0.19)	$(0.15)	$(0.10)
Distributions From Capital Gains	$—	$—	$—	$(0.68)	$(0.69)	$(0.21)
Total Dividends and Distributions	$(0.18)	$(0.16)	$(0.25)	$(0.87)	$(0.84)	$(0.31)
Net Asset Value End of Period	$10.96	$11.23	$9.75	$8.95	$12.02	$13.84
Total Return†	(0.70)%	16.93%	11.77%#	(17.07)%	(7.64)%#	16.91%
Net Assets End of Period (000)	$1,203	$1,289	$635	$508	$600	$530
Ratio of Expenses to Average Net Assets (1)	0.32%	0.32%	0.32%	0.32%	0.61%	1.30%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Expense Reductions)(1)	1.82%	1.65%	2.59%	2.64%	4.40%	11.43%
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	2.53%	1.63%	1.72%	2.34%	0.97%	1.40%
Portfolio Turnover Rate†	8.20%	8.53%	37.54%	31.90%	43.04%	112.42%

*	Per share amounts for the year are calculated based on average outstanding shares.
#	Impact of payment to affiliate was less than $0.01 per share and 0.01%, respectively.
†
Total return would have been lower had certain expenses not been waived by Old Mutual Capital, Inc. during the year. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns shown exclude any applicable sales charges.

(1)	Ratio does not include expenses of the underlying funds.
Amounts designated as “—” are either $0 or have been rounded to $0.

E-32

For A Share Outstanding Throughout Each Year Ended July 31, (Unless Otherwise Noted) And For The Six-Month Period Ended January 31, 2012 (Unaudited)

Touchstone Balanced Allocation Fund

	For the
	six-month
	period ended
	January 31, 2012
Class A	(unaudited)	2011	2010	2009	2008	2007
Net Asset Value Beginning of Period	$11.03	$9.99	$9.28	$11.27	$12.68	$11.45
Net Investment Income (Loss)*	$0.12	$0.18	$0.22	$0.29	$0.21	$0.20
Realized and Unrealized Gains (Losses) on Securities*	$(0.09)	$1.13	$0.80	$(1.46)	$(0.74)#	$1.41
Redemption Fees	$—	$—	$—	$—	$—	$—
Total from Operations	$0.03	$1.31	$1.02	$(1.17)	$(0.53)	$1.61
Dividends from Net Investment Income	$(0.12)	$(0.27)	$(0.31)	$(0.36)	$(0.26)	$(0.17)
Distributions From Capital Gains	$—	$—	$—	$(0.46)	$(0.62)	$(0.21)
Total Dividends and Distributions	$(0.12)	$(0.27)	$(0.31)	$(0.82)	$(0.88)	$(0.38)
Net Asset Value End of Period	$10.94	$11.03	$9.99	$9.28	$11.27	$12.68
Total Return†	0.35%	13.21%	10.99%	(9.30)%	(4.59)%#	14.20%
Net Assets End of Period (000)	$10,845	$12,650	$21,312	$25,356	$44,959	$51,321
Ratio of Expenses to Average Net Assets(1)	0.64%	0.64%	0.64%	0.65%	0.94%	1.55%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Expense Reductions)(1)	1.05%	0.94%	0.93%	0.79%	1.13%	1.69%
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	2.33%	1.71%	2.26%	3.30%	1.71%	1.59%
Portfolio Turnover Rate†	9.44%	5.65%	32.67%	29.74%	51.96%	121.42%

*	Per share amounts for the year are calculated based on average outstanding shares.
#	Impact of payment to affiliate was less than $0.01 per share and 0.01%, respectively.
†
Total return would have been lower had certain expenses not been waived by Old Mutual Capital, Inc. during the year. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns shown exclude any applicable sales charges.

(1)	Ratio does not include expenses of the underlying funds.
Amounts designated as “—” are either $0 or have been rounded to $0.

E-33

For A Share Outstanding Throughout Each Year Ended July 31, (Unless Otherwise Noted) and For The Six-Month Period Ended January 31, 2012 (Unaudited)

Touchstone Balanced Allocation Fund

	For the
	six-month
	period ended
	January 31, 2012
Class C	(unaudited)	2011	2010	2009	2008	2007
Net Asset Value Beginning of Period	$11.01	$9.97	$9.26	$11.17	$12.64	$11.42
Net Investment Income (Loss)*	$0.08	$0.10	$0.15	$0.22	$0.11	$0.10
Realized and Unrealized Gains (Losses) on Securities*	$(0.09)	$1.13	$0.79	$(1.44)	$(0.73)#	$1.41
Redemption Fees	$—	$—	$—	$—	$—	$—
Total from Operations	$(0.01)	$1.23	$0.94	$(1.22)	$(0.62)	$1.51
Dividends from Net Investment Income	$(0.08)	$(0.19)	$(0.23)	$(0.23)	$(0.23)	$(0.08)
Distributions From Capital Gains	$—	$—	$—	$(0.46)	$(0.62)	$(0.21)
Total Dividends and Distributions	$(0.08)	$(0.19)	$(0.23)	$(0.69)	$(0.85)	$(0.29)
Net Asset Value End of Period	$10.92	$11.01	$9.97	$9.26	$11.17	$12.64
Total Return†	(0.05)%	12.41%	10.19%	(10.00)%	(5.34)%#	13.38%
Net Assets End of Period (000)	$45,574	$50,108	$59,480	$77,330	$120,085	$109,348
Ratio of Expenses to Average Net Assets (1)	1.39%	1.39%	1.39%	1.40%	1.67%	2.30%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Expense Reductions)(1)	1.66%	1.59%	1.62%	1.51%	1.85%	2.44%
Ratio of Net Investment Income (Loss) to Average Net Assets (1)	1.60%	0.98%	1.51%	2.46%	0.92%	0.85%
Portfolio Turnover Rate†	9.44%	5.65%	32.67%	29.74%	51.96%	121.42%

*	Per share amounts for the year are calculated based on average outstanding shares.
#	Impact of payment to affiliate was less than $0.01 per share and 0.01%, respectively.
†
Total return would have been lower had certain expenses not been waived by Old Mutual Capital, Inc. during the year. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns shown exclude any applicable sales charges.

(1)	Ratio does not include expenses of the underlying funds.
Amounts designated as “—” are either $0 or have been rounded to $0.

E-34

For A Share Outstanding Throughout Each Year Ended July 31, (Unless Otherwise Noted) and For The Six-Month Period Ended January 31, 2012 (Unaudited)

Touchstone Balanced Allocation Fund

	For the
	six-month
	period ended
	January 31, 2012
Class Y	(unaudited)	2011	2010	2009	2008	2007
Net Asset Value Beginning of Period	$11.05	$10.01	$9.30	$11.31	$12.70	$11.46
Net Investment Income (Loss)*	$0.14	$0.23	$0.24	$0.31	$0.23	$0.26
Realized and Unrealized Gains (Losses) on Securities*	$(0.09)	$1.11	$0.80	$(1.46)	$(0.74)#	$1.39
Redemption Fees	$—	$—	$—	$—	$—	$—
Total from Operations	$0.05	$1.34	$1.04	$(1.15)	$(0.51)	$1.65
Dividends from Net Investment Income	$(0.14)	$(0.30)	$(0.33)	$(0.40)	$(0.26)	$(0.20)
Distributions From Capital Gains	$—	$—	$—	$(0.46)	$(0.62)	$(0.21)
Total Dividends and Distributions	$(0.14)	$(0.30)	$(0.33)	$(0.86)	$(0.88)	$(0.41)
Net Asset Value End of Period	$10.96	$11.05	$10.01	$9.30	$11.31	$12.70
Total Return†	0.48%	13.49%	11.25%	(9.00)%	(4.40)%#	14.55%
Net Assets End of Period (000)	$1,811	$1,866	$929	$672	$732	$586
Ratio of Expenses to Average Net Assets(1)	0.39%	0.39%	0.39%	0.40%	0.65%	1.30%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Expense Reductions)(1)	1.40%	1.41%	2.28%	1.41%	5.13%	11.24%
Ratio of Net Investment Income (Loss) to Average Net Assets(1)	2.60%	2.11%	2.46%	3.53%	1.91%	2.02%
Portfolio Turnover Rate†	9.44%	5.65%	32.67%	29.74%	51.96%	121.42%

*	Per share amounts for the year are calculated based on average outstanding shares.
#	Impact of payment to affiliate was less than $0.01 per share and 0.01%, respectively.
†
Total return would have been lower had certain expenses not been waived by Old Mutual Capital, Inc. during the year. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns shown exclude any applicable sales charges.

(1)	Ratio does not include expenses of the underlying funds.
Amounts designated as “—” are either $0 or have been rounded to $0.

E-35

For A Share Outstanding Throughout Each Year Ended July 31, (Unless Otherwise Noted) and For The Six-Month Period Ended January 31, 2012 (Unaudited)

Touchstone Conservative Allocation Fund

	For the
	six-month
	period ended
	January 31, 2012
Class A	(unaudited)	2011	2010	2009	2008	2007
Net Asset Value Beginning of Period	$10.87	$10.38	$9.84	$10.76	$11.30	$10.64
Net Investment Income (Loss)*	$0.13	$0.26	$0.34	$0.48	$0.29	$0.30
Realized and Unrealized Gains (Losses) on Securities*	$(0.04)	$0.64	$0.66	$(0.61)	$(0.25)	$0.69
Redemption Fees	$—	$—	$—	$—	$—	$—
Total from Operations	$0.09	$0.90	$1.00	$(0.13)	$0.04	$0.99
Dividends from Net Investment Income	$(0.17)	$(0.41)	$(0.46)	$(0.57)	$(0.31)	$(0.28)
Distributions From Capital Gains	$—	$—	$—	$(0.22)	$(0.27)	$(0.05)
Total Dividends and Distributions	$(0.17)	$(0.41)	$(0.46)	$(0.79)	$(0.58)	$(0.33)
Net Asset Value End of Period	$10.79	$10.87	$10.38	$9.84	$10.76	$11.30
Total Return†	0.87%	8.81%	10.27%	(0.49)%	0.24%	9.40%
Net Assets End of Period (000)	$9,248	$11,138	$12,141	$13,632	$15,858	$12,605
Ratio of Expenses to Average Net Assets (1)	0.61%	0.61%	0.61%	0.65%	0.93%	1.50%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Expense Reductions)(1)	1.15%	0.91%	0.94%	0.86%	1.31%	1.94%
Ratio of Net Investment Income (Loss) to Average Net Assets(1)	2.43%	2.43%	3.36%	5.09%	2.62%	2.73%
Portfolio Turnover Rate†	20.83%	12.81%	32.70%	39.55%	49.27%	130.47%

*	Per share amounts for the year are calculated based on average outstanding shares.
†
Total return would have been lower had certain expenses not been waived by Old Mutual Capital, Inc., the predecessor fund’s investment advisor, during the year. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns shown exclude any applicable sales charges.

(1)	Ratio does not include expenses of the underlying funds.
Amounts designated as “—” are either $0 or have been rounded to $0.

E-36

For A Share Outstanding Throughout Each Year Ended July 31, (Unless Otherwise Noted) and For The Six-Month Period Ended January 31, 2012 (Unaudited)

Touchstone Conservative Allocation Fund

	For the
	six-month
	period ended
	January 31, 2012
Class C	(unaudited)	2011	2010	2009	2008	2007
Net Asset Value Beginning of Period	$10.81	$10.33	$9.80	$10.66	$11.25	$10.60
Net Investment Income (Loss)*	$0.09	$0.18	$0.27	$0.39	$0.21	$0.22
Realized and Unrealized Gains (Losses) on Securities*	$(0.03)	$0.63	$0.64	$(0.58)	$(0.25)	$0.68
Redemption Fees	$—	$—	$—	$—	$—	$—
Total from Operations	$0.06	$0.81	$0.91	$(0.19)	$(0.04)	$0.90
Dividends from Net Investment Income	$(0.13)	$(0.33)	$(0.38)	$(0.45)	$(0.28)	$(0.20)
Distributions From Capital Gains	$—	$—	$—	$(0.22)	$(0.27)	$(0.05)
Total Dividends and Distributions	$(0.13)	$(0.33)	$(0.38)	$(0.67)	$(0.55)	$(0.25)
Net Asset Value End of Period	$10.74	$10.81	$10.33	$9.80	$10.66	$11.25
Total Return†	0.61%	7.93%	9.37%	(1.20)%	(0.47)%	8.57%
Net Assets End of Period (000)	$18,865	$20,000	$23,985	$31,465	$34,242	$25,812
Ratio of Expenses to Average Net Assets(1)	1.36%	1.36%	1.36%	1.41%	1.67%	2.25%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Expense Reductions)(1)	1.69%	1.61%	1.65%	1.54%	1.95%	2.57%
Ratio of Net Investment Income (Loss) to Average Net Assets(1)	1.75%	1.72%	2.61%	4.23%	1.86%	1.98%
Portfolio Turnover Rate†	20.83%	12.81%	32.70%	39.55%	49.27%	130.47%

*	Per share amounts for the year are calculated based on average outstanding shares.
†
Total return would have been lower had certain expenses not been waived by Old Mutual Capital, Inc., the predecessor fund’s investment advisor, during the year. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns shown exclude any applicable sales charges.

(1)	Ratio does not include expenses of the underlying funds.
Amounts designated as “—” are either $0 or have been rounded to $0.

E-37

For A Share Outstanding Throughout Each Year Ended July 31, (Unless Otherwise Noted) and For The Six-Month Period Ended January 31, 2012 (Unaudited)

Touchstone Conservative Allocation Fund

	For the
	six-month
	period ended
	January 31, 2012
Class Y	(unaudited)	2011	2010	2009	2008	2007
Net Asset Value Beginning of Period	$10.87	$10.39	$9.85	$10.78	$11.30	$10.65
Net Investment Income (Loss)*	$0.16	$0.29	$0.35	$0.44	$0.32	$0.34
Realized and Unrealized Gains (Losses) on Securities*	$(0.04)	$0.62	$0.67	$(0.54)	$(0.25)	$0.67
Redemption Fees	$—	$—	$—	$—	$—	$—
Total from Operations	$0.12	$0.91	$1.02	$(0.10)	$0.07	$1.01
Dividends from Net Investment Income	$(0.19)	$(0.43)	$(0.48)	$(0.61)	$(0.32)	$(0.31)
Distributions From Capital Gains	$—	$—	$—	$(0.22)	$(0.27)	$(0.05)
Total Dividends and Distributions	$(0.19)	$(0.43)	$(0.48)	$(0.83)	$(0.59)	$(0.36)
Net Asset Value End of Period	$10.80	$10.87	$10.39	$9.85	$10.78	$11.30
Total Return†	1.12%	8.97%	10.54%	(0.17)%	0.54%	9.55%
Net Assets End of Period (000)	$1,899	$1,370	$1,129	$234	$640	$514
Ratio of Expenses to Average Net Assets(1)	0.36%	0.36%	0.34%	0.40%	0.67%	1.25%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Expense Reductions)(1)	1.38%	1.65%	1.65%	7.77%	4.34%	11.45%
Ratio of Net Investment Income (Loss) to Average Net Assets(1)	2.92%	2.72%	3.40%	4.56%	2.86%	3.01%
Portfolio Turnover Rate†	20.83%	12.81%	32.70%	39.55%	49.27%	130.47%

*	Per share amounts for the year are calculated based on average outstanding shares.
†
Total return would have been lower had certain expenses not been waived by Old Mutual Capital, Inc., the predecessor fund’s investment advisor, during the year. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns shown exclude any applicable sales charges.

(1)	Ratio does not include expenses of the underlying funds.
Amounts designated as “—” are either $0 or have been rounded to $0.

E-38

Touchstone Micro Cap Value Fund, Touchstone Small Company Value Fund, Touchstone International Value Fund, Touchstone Strategic Income Fund

The corresponding Acquired Funds of each of Touchstone Micro Cap Value Fund, Touchstone Small Company Value Fund, Touchstone International Value Fund and Touchstone Strategic Income Fund (each a “Shell Fund”) will be the accounting survivors and each Shell Fund will adopt the financial statements and financial history of the corresponding Acquired Fund upon the consummation of the Reorganization.   The financial highlights tables are intended to help you understand a Fund’s financial performance for the past 5 years or, if shorter, the period of a Fund’s operations.  Certain information reflects financial results for a single Fund share.  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).  The information on the five years ended July 31, has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds’ financial statements, are included in the annual report to shareholders for the Fifth Third Funds (“Fifth Third Funds Annual Report”).  The information provided for the six month period ended January 31, 2012 is unaudited. You can obtain the Fifth Third Funds Annual Report at no charge by calling (800) 282-5706.

For A Share Outstanding Throughout Each Year Ended July 31, (Unless Otherwise Noted) and For The Six-Month Period Ended January 31, 2012 (Unaudited)

Fifth Third Micro Cap Value Fund

	For the
	Six-month
	period ended
	January 31, 2012		July 31,	July 31,	July 31,	July 31,	July 31,
Class A	(unaudited)		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$4.24		$3.63	$3.01	$3.49	$6.73	$7.80
Net Investment Income/(Loss)	—	^∆	(0.01)∆	(0.01)∆	0.01 ∆	0.01 ∆	(0.01)∆
Net Realized and Unrealized Gains/(Losses) from Investment Transactions	0.08		0.62	0.63	(0.47)	(0.75)	0.90
Change in Net Assets Resulting from Operations	0.08		0.61	0.62	(0.46)	(0.74)	0.89
Net Investment Income	—		—	—	(0.01)	—	(0.04)
Net Realized Gains	—		—	—	(0.01)	(2.50)	(1.92)
Total Dividends and Distributions	—		—	—	(0.02)	(2.50)	(1.96)
Net Asset Value, End of Period	$4.32		$4.24	$3.63	$3.01	$3.49	$6.73
Total Return (excludes sales charge)	1.89	%*	16.80%	20.60%	(13.18)%	(12.41)%	12.24%
Net Assets, End of Period (000’s)	$18,014		$18,117	$11,649	$7,497	$10,552	$11,486
Ratios of Expenses to Average Net Assets (a)	2.02	%**	1.96%	2.07%	2.14%	2.06%	1.77%
Ratio of Expenses to Average Net Assets (b)	1.60	%**	1.60%	1.60%	1.60%	1.60%	1.60%
Ratio of Net Investment Income/(Loss) to Average Net Assets	(0.04	)%**	(0.33)%	(0.41)%	0.40%	0.16%	(0.08)%
Portfolio Turnover Rate (c)	20	%*	59%	56%	46%	49%	72%

(a)	Before waivers and reimbursements
(b)	Net of waivers and reimbursements
(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
Δ	Average shares method used in calculation.
^	Amount is less than $0.005 per share.
*	Not annualized.
**	Annualized.

E-39

For A Share Outstanding Throughout Each Year Ended July 31, (Unless Otherwise Noted) and For The Six-Month Period Ended January 31, 2012 (Unaudited)

Fifth Third Micro Cap Value Fund

	For the
	Six-month
	period ended
	January 31, 2012		July 31,	July 31,	July 31,	July 31,	July 31,
Class C	(unaudited)		2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$3.77		$3.25	$2.72	$3.17	$6.39	$7.52
Net Investment Income/(Loss)	(0.01	)∆	(0.04)∆	(0.04)∆	(0.01)∆	(0.02)∆	(0.05)∆
Net Realized and Unrealized Gains/(Losses) from Investment Transactions	0.06		0.56	0.57	(0.43)	(0.70)	0.84
Change in Net Assets Resulting from Operations	0.05		0.52	0.53	(0.44)	(0.72)	0.79
Net Investment Income	—		—	—	—	—	—
Net Realized Gains	—		—	—	(0.01)	(2.50)	(1.92)
Total Dividends and Distributions	—		—	—	(0.01)	(2.50)	(1.92)
Net Asset Value, End of Period	$3.82		$3.77	$3.25	$2.72	$3.17	$6.39
Total Return (excludes sales charge)	1.33	%*	16.00%	19.49%	(13.75)%	(12.95)%	11.28%
Net Assets, End of Period (000’s)	$5,003		$5,563	$2,876	$1,446	$1,749	$2,853
Ratios of Expenses to Average Net Assets (a)	2.77	%**	2.71%	2.82%	2.88%	2.81%	2.51%
Ratio of Expenses to Average Net Assets (b)	2.35	%**	2.35%	2.35%	2.35%	2.35%	2.35%
Ratio of Net Investment Income/(Loss) to Average Net Assets	(0.79	)%**	(1.10)%	(1.17)%	(0.35)%	(0.62)%	(0.75)%
Portfolio Turnover Rate (c)	20	%*	59%	56%	46%	49%	72%

(a)	Before waivers and reimbursements
(b)	Net of waivers and reimbursements
(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
Δ	Average shares method used in calculation.
*	Not annualized.
**	Annualized.

E-40

For A Share Outstanding Throughout Each Year Ended July 31, (Unless Otherwise Noted) and For The Six-Month Period Ended January 31, 2012 (Unaudited)

Fifth Third Micro Cap Value Fund

	For the
	Six-month
	period ended
	January 31, 2012		July 31,		July 31,		July 31,		July 31,		July 31,
Institutional Shares	(unaudited)		2011		2010		2009		2008		2007
Net Asset Value, Beginning of Period	$4.58		$3.92		$3.24		$3.75		$7.02		$8.05
Net Investment Income/(Loss)	—	^Δ	—	^Δ	(0.01	)Δ	0.02	Δ	0.02	Δ	0.01	Δ
Net Realized and Unrealized Gains/(Losses) from Investment Transactions	0.10		0.66		0.69		(0.51)		(0.78)		0.93
Change in Net Assets Resulting from Operations	0.10		0.66		0.68		(0.49)		(0.76)		0.94
Net Investment Income	—		—		—		(0.01)		(0.01)		(0.05)
Net Realized Gains	—		—		—		(0.01)		(2.50)		(1.92)
Total Dividends and Distributions	—		—		—		(0.02)		(2.51)		(1.97)
Net Asset Value, End of Period	$4.68		$4.58		$3.92		$3.24		$3.75		$7.02
Total Return (excludes sales charge)	2.18	%*	16.84%		20.99%		(12.86)%		(12.23)%		12.53%
Net Assets, End of Period (000’s)	$27,494		$26,317		$21,195		$17,394		$22,662		$51,541
Ratios of Expenses to Average Net Assets(a)	1.77	%**	1.71%		1.82%		1.89%		1.82%		1.52%
Ratio of Expenses to Average Net Assets(b)	1.35	%**	1.35%		1.35%		1.35%		1.35%		1.35%
Ratio of Net Investment Income/(Loss) to Average Net Assets	0.19	%**	(0.08)%		(0.16)%		0.64%		0.37%		0.17%
Portfolio Turnover Rate(c)	20	%*	59%		56%		46%		49%		72%

(a)	Before waivers and reimbursements
(b)	Net of waivers and reimbursements
(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
Δ	Average shares method used in calculation.
^	Amount is less than $0.005 per share.
*	Not annualized.
**	Annualized.

E-41

For A Share Outstanding Throughout Each Year Ended July 31, (Unless Otherwise Noted) and For The Six-Month Period Ended January 31, 2012 (Unaudited)

Fifth Third Small Cap Value Fund

	For the
	Six-month
	period ended
	January 31, 2012		July 31,		July 31,		July 31,		July 31,		July 31,
Class A	(unaudited)		2011		2010		2009		2008		2007
Net Asset Value, Beginning of Period	$19.43		$16.15		$13.33		$16.84		$20.09		$20.74
Net Investment Income/(Loss)	0.06	Δ	0.08	Δ	0.06	Δ	0.18	Δ	0.14	Δ	0.08	Δ
Net Realized and Unrealized Gains/(Losses) from Investment Transactions	0.05		3.23		2.83		(3.51)		(0.90)		2.11
Change in Net Assets Resulting from Operations	0.11		3.31		2.89		(3.33)		(0.76)		2.19
Net Investment Income	(0.02)		(0.03)		(0.07)		(0.18)		(0.12)		(0.07)
Net Realized Gains	(1.06)		—		—		—		(2.37)		(2.77)
Total Dividends and Distributions	(1.08)		(0.03)		(0.07)		(0.18)		(2.49)		(2.84)
Net Asset Value, End of Period	$18.46		$19.43		$16.15		$13.33		$16.84		$20.09
Total Return (excludes sales charge)	0.95	%*	20.52%		21.69%		(19.56)%		(3.95)%		10.53%
Net Assets, End of Period (000’s)	$1,995		$1,980		$2,241		$1,275		$1,682		$2,198
Ratios of Expenses to Average Net Assets(a)	1.65	%**	1.60%		1.56%		1.55%		1.50%		1.50%
Ratio of Expenses to Average Net Assets(b)	1.28	%**	1.36%		1.41%		1.45%		1.45%		1.45%
Ratio of Net Investment Income/(Loss) to Average Net Assets	0.64	%**	0.43%		0.39%		1.42%		0.77%		0.36%
Portfolio Turnover Rate (c)	26	%*	93%		65%		68%		60%		46%

(a)	Before waivers and reimbursements
(b)	Net of waivers and reimbursements
(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
Δ	Average shares method used in calculation.
*	Not annualized.
**	Annualized.

E-42

For A Share Outstanding Throughout Each Year Ended July 31, (Unless Otherwise Noted) and For The Six-Month Period Ended January 31, 2012 (Unaudited)

Fifth Third Small Cap Value Fund

	Six-month
	period ended
	January 31, 2012		July 31,		July 31,		July 31,		July 31,		July 31,
Class C	(unaudited)		2011		2010		2009		2008		2007
Net Asset Value, Beginning of Period	$18.38		$15.37		$12.73		$16.07		$19.31		$20.14
Net Investment Income/(Loss)	(0.01	)Δ	(0.07	)Δ	(0.06	)Δ	0.08	Δ	—	^Δ	(0.08	)Δ
Net Realized and Unrealized Gains/(Losses) from Investment Transactions	0.04		3.08		2.70		(3.33)		(0.87)		2.06
Change in Net Assets Resulting from Operations	0.03		3.01		2.64		(3.25)		(0.87)		1.98
Net Investment Income	—		—		—		(0.09)		—		(0.04)
Net Realized Gains	(1.06)		—		—		—		(2.37)		(2.77)
Total Dividends and Distributions	(1.06)		—		—		(0.09)		(2.37)		(2.81)
Net Asset Value, End of Period	$17.35		$18.38		$15.37		$12.73		$16.07		$19.31
Total Return (excludes sales charge)	0.61	%*	19.58%		20.83%		(20.17)%		(4.74)%		9.66%
Net Assets, End of Period (000’s)	$1,686		$1,802		$828		$399		$384		$713
Ratios of Expenses to Average Net Assets(a)	2.40	%**	2.35%		2.31%		2.30%		2.25%		2.25%
Ratio of Expenses to Average Net Assets(b)	2.03	%**	2.11%		2.16%		2.20%		2.20%		2.20%
Ratio of Net Investment Income/(Loss) to Average Net Assets	(0.11	)%**	(0.39)%		(0.37)%		0.68%		0.01%		(0.39)%
Portfolio Turnover Rate(c)	26	%*	93%		65%		68%		60%		46%

(a)	Before waivers and reimbursements
(b)	Net of waivers and reimbursements
(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
Δ	Average shares method used in calculation.
^	Amount is less than $0.005 per share.
*	Not annualized.
**	Annualized.

E-43

For A Share Outstanding Throughout Each Year Ended July 31, (Unless Otherwise Noted) and For The Six-Month Period Ended January 31, 2012 (Unaudited)

Fifth Third Small Cap Value Fund

	Six-month
	period ended
	January 31, 2012		July 31,		July 31,		July 31,		July 31,		July 31,
Institutional Shares	(unaudited)		2011		2010		2009		2008		2007
Net Asset Value, Beginning of Period	$19.67		$16.34		$13.48		$17.04		$20.29		$20.89
Net Investment Income/(Loss)	0.08	Δ	0.13	Δ	0.11	Δ	0.21	Δ	0.19	Δ	0.13	Δ
Net Realized and Unrealized Gains/(Losses) from Investment Transactions	0.06		3.27		2.85		(3.55)		(0.91)		2.12
Change in Net Assets Resulting from Operations	0.14		3.40		2.96		(3.34)		(0.72)		2.25
Net Investment Income	(0.06)		(0.07)		(0.10)		(0.22)		(0.16)		(0.08)
Net Realized Gains	(1.06)		—		—		—		(2.37)		(2.77)
Total Dividends and Distributions	(1.12)		(0.07)		(0.10)		(0.22)		(2.53)		(2.85)
Net Asset Value, End of Period	$18.69		$19.67		$16.34		$13.48		$17.04		$20.29
Total Return (excludes sales charge)	1.09	%*	20.80%		22.00%		(19.32)%		(3.68)%		10.77%
Net Assets, End of Period (000’s)	$57,077		$60,170		$59,572		$65,235		$86,463		$110,873
Ratios of Expenses to Average Net Assets (a)	1.40	%**	1.35%		1.31%		1.30%		1.24%		1.25%
Ratio of Expenses to Average Net Assets (b)	1.03	%**	1.11%		1.16%		1.20%		1.19%		1.20%
Ratio of Net Investment Income/(Loss) to Average Net Assets	0.89	%**	0.68%		0.67%		1.68%		1.05%		0.61%
Portfolio Turnover Rate (c)	26	%*	93%		65%		68%		60%		46%

(a)	Before waivers and reimbursements
(b)	Net of waivers and reimbursements
(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
Δ	Average shares method used in calculation.
^	Amount is less than $0.005 per share.
*	Not annualized.
**	Annualized.

E-44

For A Share Outstanding Throughout Each Year Ended July 31, (Unless Otherwise Noted) and For The Six-Month Period Ended January 31, 2012 (Unaudited)

Fifth Third International Equity Fund

	For the
	six-month
	period ended
	January 31, 2012		July 31		July 31		July 31		July 31		July 31
Class A	(unaudited)		2011		2010		2009		2008		2007
Net Asset Value, Beginning of Period	$8.42		$7.33		$7.24		$12.23		$15.54		$12.84
Net Investment Income/(Loss)	0.03	Δ	0.17	Δ	0.14	Δ	0.20	Δ	0.40	Δ	0.15	Δ@
Net Realized and Unrealized Gains/(Losses) from Investment Transactions	(1.00)		1.09		0.19		(3.59)		(2.28)		2.92
Change in Net Assets Resulting from Operations	(0.97)		1.26		0.33		(3.39)		(1.88)		3.07
Net Investment Income	(0.20)		(0.17)		(0.24)		(0.17)		(0.43)		(0.10)
Net Realized Gains	—		—		—		(1.43)		(1.00)		(0.27)
Total Dividends and Distributions	(0.20)		(0.17)		(0.24)		(1.60)		(1.43)		(0.37)
Net Asset Value, End of Period	$7.25		$8.42		$7.33		$7.24		$12.23		$15.54
Total Return (excludes sales charge)	(11.35	)%*	17.17%		4.34%		(24.64)%		(13.81)%		24.35	%@
Net Assets, End of Period (000’s)	$8,567		$10,258		$10,216		$11,754		$20,160		$21,533
Ratios of Expenses to Average Net Assets (a)	1.67	%**	1.61%		1.59%		1.59%		1.60%		1.61%
Ratio of Expenses to Average Net Assets (b)	1.42	%‡**	1.42	%‡	1.43	%‡	1.47	%‡	1.50%		1.60%
Ratio of Net Investment Income/(Loss) to Average Net Assets	0.72	%**	2.10%		1.87%		2.74%		2.80%		1.06%
Portfolio Turnover Rate (c)	48	%*	131%		137%		104%		155%		20%

(a)	Before waivers and reimbursements
(b)	Net of waivers and reimbursements
(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
Δ	Average shares method used in calculation.
@
During the year ended July 31, 2007, the Advisor paid money to certain Funds related to an SEC investigation of Citi (formerly BISYS Fund Services), a former service provider to the Funds.  See Note 5 in Notes to Financial Statements for further information.

‡
Includes interest expense relating to settlement of foreign futures. Interest expense was 0.03% for the period ended January 31, 2012, 0.01% for the year ended July 31, 2011, 0.01% for year ended July 31, 2010 and 0.02% for the year ended July 31, 2009.

*	Not annualized.
**	Annualized.

E-45

For A Share Outstanding Throughout Each Year Ended July 31, (Unless Otherwise Noted) and For The Six-Month Period Ended January 31, 2012 (Unaudited)

Fifth Third International Equity Fund

	For the
	six-month
	period ended
	January 31, 2012		July 31		July 31		July 31		July 31		July 31
Class C	(unaudited)		2011		2010		2009		2008		2007
Net Asset Value, Beginning of Period	$7.85		$6.84		$6.79		$11.61		$14.81		$12.31
Net Investment Income/(Loss)	—	^Δ	0.10	Δ	0.08	Δ	0.143	Δ	0.30	Δ	0.02	Δ@
Net Realized and Unrealized Gains/(Losses) from Investment Transactions	(0.93)		1.01		0.18		(3.42)		(2.18)		2.81
Change in Net Assets Resulting from Operations	(0.93)		1.11		0.26		(3.28)		(1.88)		2.83
Net Investment Income	(0.13)		(0.10)		(0.21)		(0.11)		(0.32)		(0.06)
Net Realized Gains	—		—		—		(1.43)		(1.00)		(0.27)
Total Dividends and Distributions	(0.13)		(0.10)		(0.21)		(1.54)		(1.32)		(0.33)
Net Asset Value, End of Period	$6.79		$7.85		$6.84		$6.79		$11.61		$14.81
Total Return (excludes sales charge)	(11.77	)%*	16.23%		3.59%		(25.18)%		(14.43)%		23.40	%@
Net Assets, End of Period (000’s)	$204		$275		$310		$378		$721		$878
Ratios of Expenses to Average Net Assets (a)	2.42	%**	2.36%		2.34%		2.34%		2.36%		2.35%
Ratio of Expenses to Average Net Assets (b)	2.17	%‡**	2.17	%‡	2.18	%‡	2.22	%‡	2.26%		2.35%
Ratio of Net Investment Income/(Loss) to Average Net Assets	(0.03	)%**	1.28%		1.11%		2.01%		2.19%		0.16%
Portfolio Turnover Rate (c)	48	%*	131%		137%		104%		155%		20%

(a)	Before waivers and reimbursements
(b)	Net of waivers and reimbursements
(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
Δ	Average shares method used in calculation.
@
During the year ended July 31, 2007, the Advisor paid money to certain Funds related to an SEC investigation of Citi (formerly BISYS Fund Services), a former service provider to the Funds.  See Note 5 in Notes to Financial Statements for further information.

‡
Includes interest expense relating to settlement of foreign futures. Interest expense was 0.03% for the period ended January 31, 2012, 0.01% for the year ended July 31, 2011, 0.01% for year ended July 31, 2010 and 0.02% for the year ended July 31, 2009.

^	Amount is less than $0.005 per share.
*	Not annualized.
**	Annualized.

E-46

For A Share Outstanding Throughout Each Year Ended July 31, (Unless Otherwise Noted) and For The Six-Month Period Ended January 31, 2012 (Unaudited)

Fifth Third International Equity Fund

	For the
	six-month
	period ended
	January 31, 2012		July 31		July 31		July 31		July 31		July 31
Institutional Shares	(unaudited)		2011		2010		2009		2008		2007
Net Asset Value, Beginning of Period	$8.44		$7.35		$7.25		$12.24		$15.55		$12.83
Net Investment Income/(Loss)	0.03	Δ	0.18	Δ	0.16	Δ	0.22	Δ	0.45	Δ	0.18	Δ@
Net Realized and Unrealized Gains/(Losses) from Investment Transactions	(1.00)		1.10		0.19		(3.59)		(2.30)		2.92
Change in Net Assets Resulting from Operations	(0.97)		1.28		0.35		(3.37)		(1.85)		3.10
Net Investment Income	(0.22)		(0.19)		(0.25)		(0.19)		(0.46)		(0.11)
Net Realized Gains	—		—		—		(1.43)		(1.00)		(0.27)
Total Dividends and Distributions	(0.22)		(0.19)		(0.25)		(1.62)		(1.46)		(0.38)
Net Asset Value, End of Period	$7.25		$8.44		$7.35		$7.25		$12.24		$15.55
Total Return (excludes sales charge)	(11.27	)%*	17.42%		4.61%		(24.36)%		(13.56)%		24.57	%@
Net Assets, End of Period (000’s)	$147,955		$176,521		$229,888		$233,968		$420,993		$469,183
Ratios of Expenses to Average Net Assets (a)	1.42	%**	1.36%		1.34%		1.34%		1.36%		1.36%
Ratio of Expenses to Average Net Assets (b)	1.17	%‡**	1.17	%‡	1.18	%‡	1.22	%‡	1.26%		1.35%
Ratio of Net Investment Income/(Loss) to Average Net Assets	0.97	%**	2.22%		2.18%		3.01%		3.13%		1.29%
Portfolio Turnover Rate (c)	48	%*	131%		137%		104%		155%		20%

(a)	Before waivers and reimbursements
(b)	Net of waivers and reimbursements
(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
Δ	Average shares method used in calculation.
@
During the year ended July 31, 2007, the Advisor paid money to certain Funds related to an SEC investigation of Citi (formerly BISYS Fund Services), a former service provider to the Funds.  See Note 5 in Notes to Financial Statements for further information.

‡
Includes interest expense relating to settlement of foreign futures. Interest expense was 0.03% for the period ended January 31, 2012, 0.01% for the year ended July 31, 2011, 0.01% for year ended July 31, 2010 and 0.02% for the year ended July 31, 2009.

^	Amount is less than $0.005 per share.
*	Not annualized.
**	Annualized.

E-47

For A Share Outstanding Throughout Each Year Ended July 31, (Unless Otherwise Noted) and For The Six-Month Period Ended January 31, 2012 (Unaudited)

Fifth Third Strategic Income Fund

	For the
	six-month
	period ended
	January 31, 2012		July 31		July 31		July 31		July 31		July 31
Class A	(unaudited)		2011		2010		2009		2008		2007
Net Asset Value, Beginning of Period	$10.47		$10.00		$8.93		$9.36		$11.15		$11.25
Net Investment Income/(Loss)	0.25	Δ	0.52	Δ	0.51	Δ	0.56	Δ	0.53	Δ	0.52	Δ
Net Realized and Unrealized Gains/(Losses) from Investment Transactions	0.06		0.44		1.26		(0.39)		(1.41)		0.02
Change in Net Assets Resulting from Operations	0.31		0.96		1.77		0.17		(0.88)		0.54
Net Investment Income	(0.26)		(0.49)		(0.70)		(0.59)		(0.58)		(0.52)
Net Realized Gains	—		—		—		(0.01)		(0.33)		(0.11)
Total Dividends and Distributions	(0.26)		(0.49)		(0.70)		(0.60)		(0.91)		(0.64)
Net Asset Value, End of Period	$10.52		$10.47		$10.00		$8.93		$9.36		$11.15
Total Return (excludes sales charge)	3.06	%*	9.90%		20.27%		3.02%		(8.46)%		4.72%
Net Assets, End of Period (000’s)	$35,376		$25,400		$19,461		$13,406		$14,768		$4,904
Ratios of Expenses to Average Net Assets (a)	1.60	%**	1.61%		1.65%		1.65%		1.60%		1.59%
Ratio of Expenses to Average Net Assets (b)	0.97	%**	1.02%		1.12%		1.18%		1.21%		1.31%
Ratio of Net Investment Income/(Loss) to Average Net Assets	4.78	%**	4.99%		5.27%		7.05%		5.21%		4.49%
Portfolio Turnover Rate (c)	24	%*	42%		31%		32%		32%		18%

(a)	Before waivers and reimbursements
(b)	Net of waivers and reimbursements
(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
Δ	Average shares method used in calculation.
*	Not annualized.
**	Annualized.

E-48

For A Share Outstanding Throughout Each Year Ended July 31, (Unless Otherwise Noted) and For The Six-Month Period Ended January 31, 2012 (Unaudited)

Fifth Third Strategic Income Fund

	For the
	six-month
	period ended
	January 31, 2012		July 31		July 31		July 31		July 31		July 31
Class C	(unaudited)		2011		2010		2009		2008		2007
Net Asset Value, Beginning of Period	$10.36		$9.90		$8.85		$9.29		$11.07		$11.17
Net Investment Income/(Loss)	0.21	Δ	0.44	Δ	0.43	Δ	0.49	Δ	0.45	Δ	0.43	Δ
Net Realized and Unrealized Gains/(Losses) from Investment Transactions	0.07		0.44		1.25		(0.38)		(1.40)		0.02
Change in Net Assets Resulting from Operations	0.28		0.88		1.68		0.11		(0.95)		0.45
Net Investment Income	(0.23)		(0.42)		(0.63)		(0.54)		(0.50)		(0.44)
Net Realized Gains	—		—		—		(0.01)		(0.33)		(0.11)
Total Dividends and Distributions	(0.23)		(0.42)		(0.63)		(0.55)		(0.83)		(0.55)
Net Asset Value, End of Period	$10.41		$10.36		$9.90		$8.85		$9.29		$11.07
Total Return (excludes sales charge)	2.72	%*	9.09%		19.20%		2.29%		(9.12)%		3.98%
Net Assets, End of Period (000’s)	$21,553		$16,818		$12,504		$8,468		$9,780		$15,676
Ratios of Expenses to Average Net Assets(a)	2.35	%**	2.36%		2.40%		2.40%		2.35%		2.34%
Ratio of Expenses to Average Net Assets(b)	1.72	%**	1.77%		1.87%		1.93%		1.96%		2.06%
Ratio of Net Investment Income/(Loss) to Average Net Assets	3.99	%**	4.25%		4.53%		6.32%		4.26%		3.75%
Portfolio Turnover Rate(c)	24	%*	42%		31%		32%		32%		18%

(a)	Before waivers and reimbursements
(b)	Net of waivers and reimbursements
(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
Δ	Average shares method used in calculation.
*	Not annualized.
**	Annualized.

E-49

For A Share Outstanding Throughout Each Year Ended July 31, (Unless Otherwise Noted) and For The Six-Month Period Ended January 31, 2012 (Unaudited)

Fifth Third Strategic Income Fund

	For the
	six-month
	period ended
	January 31, 2012		July 31		July 31		July 31		July 31		July 31
Institutional Shares	(unaudited)		2011		2010		2009		2008		2007
Net Asset Value, Beginning of Period	$10.49		$10.02		$8.95		$9.38		$11.18		$11.28
Net Investment Income/(Loss)	0.26	Δ	0.54	Δ	0.53	Δ	0.57	Δ	0.55	Δ	0.55	Δ
Net Realized and Unrealized Gains/(Losses) from Investment Transactions	0.07		0.45		1.26		(0.38)		(1.41)		0.01
Change in Net Assets Resulting from Operations	0.33		0.99		1.79		0.19		(0.85)		0.56
Net Investment Income	(0.28)		(0.52)		(0.72)		(0.61)		(0.61)		(0.55)
Net Realized Gains	—		—		—		(0.01)		(0.33)		(0.11)
Total Dividends and Distributions	(0.28)		(0.52)		(0.72)		(0.62)		(0.94)		(0.66)
Net Asset Value, End of Period	$10.54		$10.49		$10.02		$8.95		$9.38		$11.18
Total Return (excludes sales charge)	3.18	%*	10.15%		20.39%		3.38%		(8.30)%		4.97%
Net Assets, End of Period (000’s)	$150,070		$122,125		$80,807		$59,493		$90,639		$116,454
Ratios of Expenses to Average Net Assets (a)	1.35	%**	1.36%		1.40%		1.40%		1.35%		1.34%
Ratio of Expenses to Average Net Assets (b)	0.72	%**	0.77%		0.87%		0.93%		0.96%		1.06%
Ratio of Net Investment Income/(Loss) to Average Net Assets	4.98	%**	5.22%		5.51%		7.29%		5.28%		4.75%
Portfolio Turnover Rate (c)	24	%*	42%		31%		32%		32%		18%

(a)	Before waivers and reimbursements
(b)	Net of waivers and reimbursements
(c)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
Δ	Average shares method used in calculation.
*	Not annualized.
**	Annualized.

E-50

Part B

STATEMENT OF ADDITIONAL INFORMATION

July 23, 2012

to the

Registration Statement on Form N-14 Filed by:

Touchstone Funds Group Trust, on behalf of:
	Class A	Class C	Class Y

Touchstone Ultra Short Duration Fixed Income Fund	TSDAX	TSDCX	TSYYX

303 Broadway, Suite 1100
Cincinnati, OH  45202
1-800-543-0407

Relating to the September 5, 2012 Joint Special Meetings of Shareholders of the Fifth Third Short Term Bond Fund, a series of Fifth Third Funds:

	Class A	Class C	Institutional Class
Fifth Third Short Term Bond Fund	KNLIX	KNLCX	KNLMX

This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the prospectus/proxy statement dated July 23, 2012, relating specifically to the Joint Special Meeting of Shareholders of Fifth Third Short Term Bond Fund, to be held on September 5, 2012 (the “Prospectus/Proxy Statement”).  A copy of the Prospectus/Proxy Statement may be obtained at no charge by calling Fifth Third Funds at 800-282-5706, or by writing to Fifth Third Funds, c/o Boston Financial, P.O. Box 8043, Boston, MA 02266-8043.

General Information

This Statement of Additional Information relates to the proposed (a) transfer of the assets and liabilities, as set forth in the Agreement and Plan of Reorganization of the Fifth Third Short Term Bond Fund (the “Acquired Fund”), to the Touchstone Ultra Short Duration Fixed Income Fund (the “Acquiring Fund”) in exchange for shares of a corresponding class of the Acquiring Fund; (b) pro-rata distribution of such shares to the corresponding class to the shareholders of the Acquired Fund; and (c) liquidation and termination of the Acquired Fund.

The Acquired Fund is a series of Fifth Third Funds.  The Acquiring Fund is a series of Touchstone Funds Group Trust.  Further information is included in the Prospectus/Proxy Statement and in the documents listed below, which are incorporated by reference into this Statement of Additional Information.

Incorporation of Documents by Reference into the Statement of Additional Information

This Statement of Additional Information incorporates by reference the following documents, which have been filed with the Securities and Exchange Commission and will be sent to any shareholder requesting this Statement of Additional Information:

1.
Statement of Additional Information of Touchstone Funds Group Trust, with respect to Touchstone Ultra Short Duration Fixed Income Fund, dated January 27, 2012 (filed via EDGAR on January 30, 2012, Accession No. 0001104659-12-005078).

2.
Supplement to the Statement of Additional Information of Touchstone Funds Group Trust, with respect to Touchstone Ultra Short Duration Fixed Income Fund, dated April 16, 2012 (filed via EDGAR on April 16, 2012, Accession No. 0001104659-12-025677).

3.
The audited financial statements and related report of the independent registered public accounting firm included in the Annual Report to Shareholders of Touchstone Funds Group Trust for the fiscal year ended September 30, 2011, with respect to Touchstone Ultra Short Duration Fixed Income Fund (filed via EDGAR on December 9, 2011, Accession No. 0001104659-11-068613).

4.
The unaudited financial statements included in the Semi-Annual Report to Shareholders of Touchstone Funds Group Trust for the fiscal period ended March 31, 2012, with respect to Touchstone Ultra Short Duration Fixed Income Fund (filed via EDGAR on June 1, 2012, Accession No. 0001144204-12-032856).

5.
Statement of Additional Information of Fifth Third Funds, with respect to Fifth Third Short Term Bond Fund, dated November 23, 2011 (filed via EDGAR on December 12, 2011, Accession No. 0001209286-11-000917).

6.
The audited financial statements and related report of the independent registered public accounting firm included in the Annual Report to Shareholders of Fifth Third Funds for the fiscal year ended July 31, 2011, with respect to Fifth Third Short Term Bond Fund (filed via EDGAR on September 30, 2011, Accession No. 0001209286-11-000711).

7.
The unaudited financial statements included in the Semi-Annual Report to Shareholders of Fifth Third Funds for the fiscal period ended January 31, 2012, with respect to Fifth Third Short Term Bond Fund (filed via EDGAR on April 9, 2012 Accession No. 0001534424-12-000023).

Pro Forma Financial Information  (Unaudited)

Pro Forma Financial Statements
Touchstone Funds Group Trust
Touchstone Ultra Short Duration Fixed Income Fund
Pro Forma Combining
Statement of Assets & Liabilities
As of March 31, 2012 (Unaudited)

	Fifth Third Short Term Bond Fund	Touchstone Ultra Short Duration Fixed Income Fund	Pro Forma Adjustments	Pro Forma Combined Touchstone Ultra Short Duration Fixed Income Fund
Assets

Investments, at cost	$168,680,854	$355,744,536		$524,425,390
Affiliated securities, at market value	$1,393,510	$47,074,227		$48,467,737
Non-affiliated securities, at market value	166,014,811	309,296,555		475,311,366
Investments, at value	$167,408,321	$356,370,782		$523,779,103
Cash	8,386	9		8,395
Deposit at Broker	23,375	-		23,375
Dividends and interest receivable	894,818	2,239,401		3,134,219
Receivable for capital shares sold	1,144,992	2,445,985		3,590,977
Receivable for investments sold	39,865	3,915,122		3,954,987
Other assets	36,382	37,907		74,289

Total Assets	169,556,139	365,009,206		534,565,345

Liabilities

Dividends Payable	-	86,148		86,148
Payable for capital shares redeemed	32,527	1,307,346		1,339,873
Payable for securities purchased	164	12,052,145		12,052,309
Payable for variation margin on futures contracts	2,656	-		2,656
Payable to Investment Advisor	48,072	97,498		145,570
Payable to other affiliates	-	225,158		225,158

	Fifth Third Short Term Bond Fund		Touchstone Ultra Short Duration Fixed Income Fund	Pro Forma Adjustments		Pro Forma Combined Touchstone Ultra Short Duration Fixed Income Fund
Payable to Trustees	-		2,141			2,141

Payable for professional services	-		7,738			7,738
Payable for Distribution & Service Fees	10,137		-			10,137
Other accrued expenses and liabilities	45,607		39,926			85,533

Total Liabilities	139,163		13,818,100			13,957,263

Net Assets	$169,416,976		$351,191,106			$520,608,082

Net assets consist of:

Paid-in capital	$187,879,588		$367,860,479			$555,740,067
Accumulated net investment income (loss)	65,443		(1,259,074)			(1,193,631)
Accumulated net realized gains (losses) on investments sold and futures	(17,255,522)		(16,036,545)			(33,292,067)
Net unrealized appreciation (depreciation) on investments and futures	(1,272,533)		626,246			(646,287)

Net Assets	$169,416,976		$351,191,106			$520,608,082

Pricing of Class A Shares
Net assets attributable to Class A shares	$19,218,857		$-	-		$19,218,857
Shares of beneficial interest outstanding	2,013,126	(A)	-	(5,587	) (B),(C)	2,007,539
Net asset value and redemption price per share	$9.55		$-			$9.57
Maximum offering price per share	$9.85	**	$-			$9.77

Pricing of Class C Shares
Net assets attributable to Class C shares	$7,214,032		$-	-		$7,214,032
Shares of beneficial interest outstanding	757,327	(A)	-	(3,773	) (B),(C)	753,554

	Fifth Third Short Term Bond Fund		Touchstone Ultra Short Duration Fixed Income Fund	Pro Forma Adjustments		Pro Forma Combined Touchstone Ultra Short Duration Fixed Income Fund
Net asset value, offering price and redemption price per share*	$9.53		$-			$9.57

Pricing of Class Y Shares ***
Net assets attributable to Class Y shares	$142,984,087		$-	-		$142,984,087
Shares of beneficial interest outstanding	14,967,827	(A)	-	(32,180	) (B),(C)	14,935,647
Net asset value, offering price and redemption price per share	$9.55		$-			$9.57

Pricing of Class Z Shares
Net assets attributable to Class Y shares	$-		$351,191,106	-		$351,191,106
Shares of beneficial interest outstanding (unlimited number of shares authorized, par value of $0.01)	-		36,684,267	-		36,684,267
Net asset value, offering price and redemption price per share	$-		$9.57	-		$9.57

(A) Unlimited number of shares authorized, par value of $.001
(B) Unlimited number of shares authorized, par value of $0.01
(C) Reflects the capitalization adjustments due to the change in par value per share of the newly issues shares and giving effect to issuance of shares of Touchstone Ultra Short Duration Fixed Income Fund to the Fifth Third Short Term Bond Fund shareholders as if the reorganization had taken place on March 31, 2012 utilizing the NAV of Touchstone Ultra Short Duration Fixed Income Fund Class Z shares.

* Redemption price per share varies by length of time shares are held.
** Maximum offering price per share is equal to net asset value/97.00%
*** Fifth Third Short Term Bond Fund Institutional shares will convert to Touchstone Ultra Short Duration Fixed Income Fund Y shares.

Touchstone Funds Group Trust
Touchstone Ultra Short Duration Fixed Income Fund
Pro Forma Combining
Statement of Operations
For the Twelve Months Ending March 31, 2012 (Unaudited)

	Fifth Third Short Term Bond Fund	Touchstone Ultra Short Duration Fixed Income Fund	Pro Forma Adjustments		Pro Forma Combined Touchstone Ultra Short Duration Fixed Income Fund
Investment Income

Interest Income	$3,831,438	$6,799,063			$10,630,501
Interest from securities loaned	18,856	-			18,856
Dividends from affiliated securities	4,629	34,977			39,606
Other Income	3,177	-			3,177

Total Investment Income	3,858,100	6,834,040			10,692,140

Expenses

Investment advisory fees	1,043,565	801,685	(523,412)	A	1,321,838
Distribution expenses, Class A	44,056	-			44,056
Distribution expenses, Class C	59,035	-	(106)	A	58,929
Service expenses, Class C	19,678	-	(19,678)	A	-
Shareholder Service Fees, Class Z	-	891,589			891,589
Administration fees	363,144	639,649	5,697	A	1,008,490
Accounting fees	72,473	-	(72,473)	A	-
Transfer Agent fees	95,493	-	(95,493)	D	-
Transfer Agent fees, Class A	-	-	9,890	D	9,890
Transfer Agent fees, Class C	-	-	5,372	D	5,372
Transfer Agent fees, Class Y	-	-	70,542	D	70,542
Transfer Agent fees, Class Z	-	138,134			138,134
Reports to shareholders	13,653	-	(13,653)	D	-
Reports to shareholders, Class A	-	-	11,112	D	11,112

	Fifth Third Short Term Bond Fund	Touchstone Ultra Short Duration Fixed Income Fund	Pro Forma Adjustments		Pro Forma Combined Touchstone Ultra Short Duration Fixed Income Fund
Reports to shareholders, Class C	-	-	6,412	D	6,412
Reports to shareholders, Class Y	-	-	19,793	D	19,793
Reports to shareholders, Class Z	-	30,474			30,474
Registration fees	36,116	-	(36,116)	D	-
Registration fees, Class A	-	-	11,056	D	11,056
Registration fees, Class C	-	-	7,434	D	7,434
Registration fees, Class Y	-	-	7,721	D	7,721
Registration fees, Class Z	-	70,981			70,981
Professional fees	27,392	40,277	(19,355)	B	48,314
Custodian fees	11,109	6,621	(11,109)	A	6,621
Trustees’ fees and expenses	15,438	9,953	(18,432)	B	6,959
Pricing Fees	-	23,317	26,015	B	49,332
Compliance fees and expenses	-	1,225	168	A	1,393
Other expenses	21,607	14,280	(19,799)	B	16,088

Total Expenses	1,822,759	2,668,185	(648,414)		3,842,530

Fees waived and/or expenses reimbursed by the Advisor/Administrator	(690,869)	(386,513)	778,690	C	(298,692)

Net Expenses	1,131,890	2,281,672	130,276		3,543,838

Net Investment Income	2,726,210	4,552,368	(130,276)		7,148,302

Realized and Unrealized Gains (Losses) on Investments

Net realized gains from security transactions and futures contracts	1,470,256	663,221			2,133,477

	Fifth Third Short Term Bond Fund	Touchstone Ultra Short Duration Fixed Income Fund	Pro Forma Adjustments	Pro Forma Combined Touchstone Ultra Short Duration Fixed Income Fund
Net change in unrealized appreciation/ (depreciation) on investments and futures	(918,372)	370,325		(548,047)
Net Realized and Unrealized Gains on Investments	551,884	1,033,546		1,585,430

Change in Net Assets Resulting from Operations	$3,278,094	$5,585,914	$(130,276)	$8,733,732

A Based on differences in contractual expense agreements.
B Decrease due to the elimination of duplicate expenses achieved by merging
C Based on expense limitation agreement
D Reclassification of fund level expense to class level expense

Touchstone Funds Group Trust
Touchstone Ultra Short Duration Fixed Income Fund
Pro Forma Combining
Portfolio of Investments
As of March 31, 2012 (Unaudited)

			Touchstone Ultra Short				Pro Forma Combined
	Fifth Third Short Term		Duration Fixed Income		Pro Forma		Touchstone Ultra Short
	Bond Fund		Fund		Adjustments		Duration Fixed Income Fund
	Principal	Market	Principal	Market	Principal	Market	Principal	Market
	Amount	Value	Amount	Value	Amount	Value	Amount	Value
Corporate Bonds - 28.3%

Consumer Discretionary - 2.5%
AutoZone Inc, 5.750%, 01/15/15	$1,000,000	$1,107,895	$-	$-			$1,000,000	$1,107,895
Comcast Corp, 5.300%, 01/15/14	940,000	1,011,177	-	-			940,000	1,011,177
Daimler Finance North America LLC, 6.500%, 11/15/13	1,275,000	1,388,523	-	-			1,275,000	1,388,523
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 7.625%, 05/15/16	-	-	2,550,000	2,671,125			2,550,000	2,671,125
Marriott International, Inc. DE, 4.625%, 06/15/12	-	-	350,000	352,109			350,000	352,109
Time Warner Entertainment Co. LP, 10.150%, 05/01/12	-	-	3,100,000	3,121,700			3,100,000	3,121,700
Wal-Mart Stores Inc, 3.200%, 05/15/14	3,300,000	3,485,104	-	-			3,300,000	3,485,104
		6,992,699		6,144,934				13,137,633

Consumer Staples - 1.2%
Anheuser-Busch InBev Worldwide Inc, 1.107%, 01/27/14(A)	1,000,000	1,005,097	-	-			1,000,000	1,005,097
Coca-Cola Co/The, 0.750%,
03/13/15	1,595,000	1,590,560	-	-			1,595,000	1,590,560

			Touchstone Ultra Short				Pro Forma Combined
	Fifth Third Short Term		Duration Fixed Income		Pro Forma		Touchstone Ultra Short
	Bond Fund		Fund		Adjustments		Duration Fixed Income Fund
	Principal Amount	Market Value	Principal Amount	Market Value	Principal Amount	Market Value	Principal Amount	Market Value
Kroger Co. (The), 6.200%, 06/15/12	1,250,000	1,263,285	400,000	404,251			1,650,000	1,667,536
PepsiCo Inc, 0.750%, 03/05/15	500,000	498,044	-	-			500,000	498,044
Procter & Gamble Co/The, 3.500%, 02/15/15	1,600,000	1,717,059	-	-			1,600,000	1,717,059
		6,074,045		404,251				6,478,296

Energy - 9.5%
Chevron Corp, 3.950%, 03/03/14	1,250,000	1,331,343	-	-			1,250,000	1,331,343
Enbridge Energy Partners LP, 4.750%, 06/01/13	-	-	1,700,000	1,771,240			1,700,000	1,771,240
Energy Transfer Partners LP, 6.000%, 07/01/13	-	-	796,000	835,954			796,000	835,954
Energy Transfer Partners LP, 8.500%, 04/15/14	-	-	2,406,000	2,718,850			2,406,000	2,718,850
Enterprise Products Operating LLC, 6.125%, 02/01/13	-	-	2,275,000	2,362,260			2,275,000	2,362,260
Enterprise Products Operating LLC, 5.900%, 04/15/13	-	-	3,700,000	3,880,064			3,700,000	3,880,064
Petrohawk Energy Corp., 7.875%, 06/01/15	-	-	3,600,000	3,780,000			3,600,000	3,780,000
Plains All American Pipeline LP / PAA Finance Corp., 4.250%, 09/01/12	-	-	5,385,000	5,450,385			5,385,000	5,450,385
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 144a, 5.500%, 09/30/14	-	-	2,000,000	2,155,000			2,000,000	2,155,000
Southeast Supply Header LLC, 144a, 4.850%, 08/15/14	-	-	3,500,000	3,704,274			3,500,000	3,704,274
Spectra Energy Capital LLC, 5.900%, 09/15/13	-	-	2,370,000	2,516,670			2,370,000	2,516,670
Total Capital Canada Ltd, 1.625%, 01/28/14	1,225,000	1,230,402	-	-			1,225,000	1,230,402

			Touchstone Ultra Short				Pro Forma Combined
	Fifth Third Short Term		Duration Fixed Income		Pro Forma		Touchstone Ultra Short
	Bond Fund		Fund		Adjustments		Duration Fixed Income Fund
	Principal Amount	Market Value	Principal Amount	Market Value	Principal Amount	Market Value	Principal Amount	Market Value
TransContinental Gas Pipe Line Co. LLC, Ser B, 8.875%, 07/15/12	-	-	5,029,000	5,140,669			5,029,000	5,140,669
Valero Energy Corp., 6.875%, 04/15/12	-	-	257,000	257,450			257,000	257,450
NuStar Logistics LP, 6.875%, 07/15/12	-	-	2,200,000	2,225,276			2,200,000	2,225,276
NuStar Logistics LP, 6.050%, 03/15/13	-	-	4,300,000	4,465,447			4,300,000	4,465,447
Weatherford International Ltd/Bermuda, 5.150%, 03/15/13	-	-	4,900,000	5,055,492			4,900,000	5,055,492
		2,561,745		46,319,031				48,880,776

Financials - 8.7%
American Express Credit Corp MTN, 5.875%, 05/02/13	1,370,000	1,440,674	-	-			1,370,000	1,440,674
American Honda Finance Corp., 144a, 2.375%, 03/18/13	-	-	200,000	203,462			200,000	203,462
Bank of America Corp, 6.250%, 04/15/12	1,150,000	1,152,183	-	-			1,150,000	1,152,183
Bank of Montreal, 2.125%, 06/28/13	1,441,000	1,465,305	-	-			1,441,000	1,465,305
Bank of New York Mellon Corp/The, 0.823%, 07/28/14(A)	1,500,000	1,502,193	-	-			1,500,000	1,502,193
Bank of Nova Scotia, 1.850%, 01/12/15	1,500,000	1,533,273	-	-			1,500,000	1,533,273
Barclays Bank PLC, 2.500%, 01/23/13	1,900,000	1,916,722	-	-			1,900,000	1,916,722
Berkshire Hathaway Finance Corp, 4.625%, 10/15/13	2,000,000	2,118,094	-	-			2,000,000	2,118,094
Caterpillar Financial Services Corp MTN, 6.200%, 09/30/13	1,250,000	1,354,619	-	-			1,250,000	1,354,619
Citigroup Inc, 5.500%, 04/11/13	1,200,000	1,245,299	-	-			1,200,000	1,245,299
Deutsche Bank AG/London, 2.375%, 01/11/13	1,500,000	1,512,060	-	-			1,500,000	1,512,060

			Touchstone Ultra Short				Pro Forma Combined
	Fifth Third Short Term		Duration Fixed Income		Pro Forma		Touchstone Ultra Short
	Bond Fund		Fund		Adjustments		Duration Fixed Income Fund
	Principal Amount	Market Value	Principal Amount	Market Value	Principal Amount	Market Value	Principal Amount	Market Value
Duke Realty LP, 6.250%, 05/15/13	-	-	4,090,000	4,289,817			4,090,000	4,289,817
ERP Operating LP, 5.500%, 10/01/12	-	-	2,350,000	2,402,428			2,350,000	2,402,428
Franklin Resources Inc, 2.000%, 05/20/13	500,000	506,280	-	-			500,000	506,280
General Electric Capital Corp, 4.800%, 05/01/13	1,500,000	1,565,444	-	-			1,500,000	1,565,444
General Electric Capital Corp, 2.150%, 01/09/15	1,000,000	1,021,459	-	-			1,000,000	1,021,459
Goldman Sachs Group Inc/The, 4.750%, 07/15/13	1,500,000	1,552,860	-	-			1,500,000	1,552,860
JPMorgan Chase & Co, 2.050%, 01/24/14	1,250,000	1,271,660	-	-			1,250,000	1,271,660
Jackson National Life Global Funding, 144a, 5.375%, 05/08/13	-	-	600,000	626,288			600,000	626,288
Liberty Property LP, 6.375%, 08/15/12	-	-	3,100,000	3,153,838			3,100,000	3,153,838
Morgan Stanley, 5.300%, 03/01/13	1,500,000	1,542,813	-	-			1,500,000	1,542,813
National Australia Bank/New York MTN, 2.000%, 03/09/15	1,600,000	1,601,986	-	-			1,600,000	1,601,986
National Rural Utilities Cooperative Finance Corp, 1.000%, 02/02/15	2,000,000	2,002,444	-	-			2,000,000	2,002,444
Nationwide Health Properties, Inc., 6.250%, 02/01/13	-	-	1,100,000	1,138,919			1,100,000	1,138,919
Prudential Financial Inc MTN, 2.750%, 01/14/13	1,100,000	1,115,712	-	-			1,100,000	1,115,712
Royal Bank of Canada MTN, 2.100%, 07/29/13	-	-	325,000	331,534			325,000	331,534
Royal Bank of Canada, 1.450%, 10/30/14	1,500,000	1,519,854	-	-			1,500,000	1,519,854
Simon Property Group LP, 4.200%, 02/01/15	1,290,000	1,380,924	-	-			1,290,000	1,380,924
SunTrust Banks Inc, 5.250%, 11/05/12	1,250,000	1,280,671	-	-			1,250,000	1,280,671

			Touchstone Ultra Short				Pro Forma Combined
	Fifth Third Short Term		Duration Fixed Income		Pro Forma		Touchstone Ultra Short
	Bond Fund		Fund		Adjustments		Duration Fixed Income Fund
	Principal Amount	Market Value	Principal Amount	Market Value	Principal Amount	Market Value	Principal Amount	Market Value
Wells Fargo & Co MTN, 1.250%, 02/13/15	1,500,000	1,493,879	-	-			1,500,000	1,493,879
		33,096,408		12,146,286				45,242,694

Industrial - 0.7%
Allied Waste North America, Inc., 6.875%, 06/01/17	-	-	2,900,000	3,026,875			2,900,000	3,026,875
Crane Co., 5.500%, 09/15/13	-	-	750,000	793,028			750,000	793,028
	-	-		3,819,903				3,819,903

Information Technology - 0.4%
International Business Machines Corp, 0.875%, 10/31/14	1,975,000	1,981,044	-	-			1,975,000	1,981,044

Materials - 1.4%
Bemis Co., Inc., 5.650%, 08/01/14	-	-	3,000,000	3,284,949			3,000,000	3,284,949
RPM International Inc, 6.250%, 12/15/13	1,000,000	1,068,315	-	-			1,000,000	1,068,315
Teck Resources Ltd., 10.250%, 05/15/16	-	-	2,750,000	3,149,025			2,750,000	3,149,025
		1,068,315		6,433,974				7,502,289

Utilities - 3.9%
Allegheny Energy Supply Co. LLC, 144a, 8.250%, 04/15/12	-	-	2,075,000	2,079,057			2,075,000	2,079,057
KCP&L Greater Missouri Operations Co., 11.875%, 07/01/12	-	-	1,815,000	1,861,970			1,815,000	1,861,970

			Touchstone Ultra Short				Pro Forma Combined
	Fifth Third Short Term		Duration Fixed Income		Pro Forma		Touchstone Ultra Short
	Bond Fund		Fund		Adjustments		Duration Fixed Income Fund
	Principal Amount	Market Value	Principal Amount	Market Value	Principal Amount	Market Value	Principal Amount	Market Value
Dominion Resources, Inc. VA, 5.700%, 09/17/12	-	-	2,000,000	2,045,396			2,000,000	2,045,396
NextEra Energy Capital Holdings Inc, 5.350%, 06/15/13	1,515,000	1,593,622	-	-			1,515,000	1,593,622
Great Plains Energy, Inc., 2.750%, 08/15/13	-	-	4,075,000	4,144,691			4,075,000	4,144,691
Hawaiian Electric Industries, Inc., 6.510%, 05/05/14	-	-	1,200,000	1,309,333			1,200,000	1,309,333
Kiowa Power Partners LLC, 144a, 4.811%, 12/30/13	697,221	704,207	-	-			697,221	704,207
Monongahela Power Co., Inc., 144a, 7.950%, 12/15/13	-	-	3,400,000	3,773,459			3,400,000	3,773,459
National Fuel Gas Co., 5.250%, 03/01/13	-	-	1,200,000	1,242,804			1,200,000	1,242,804
Oncor Electric Delivery Co. LLC, 6.375%, 05/01/12	-	-	378,000	379,448			378,000	379,448
PSEG Power LLC, 2.500%, 04/15/13	1,000,000	1,018,679	-	-			1,000,000	1,018,679
		3,316,508		16,836,158				20,152,666
Total Corporate Bonds		$55,090,764		$92,104,537				$147,195,301

Commercial Mortgage-Backed Securities - 15.7%
Banc of America Merrill Lynch Commercial Mortgage, Inc., Ser 2004-6, Class A3, 4.512%, 12/10/42	-	-	1,324,579	1,351,134			1,324,579	1,351,134
Banc of America Commercial Mortgage Inc, Ser 2002-2, Class A3, 5.118%, 07/11/43	188,309	188,461	-	-			188,309	188,461

			Touchstone Ultra Short				Pro Forma Combined
	Fifth Third Short Term		Duration Fixed Income		Pro Forma		Touchstone Ultra Short
	Bond Fund		Fund		Adjustments		Duration Fixed Income Fund
	Principal Amount	Market Value	Principal Amount	Market Value	Principal Amount	Market Value	Principal Amount	Market Value
Banc of America Merrill Lynch Commercial Mortgage, Inc., Ser 2002-2, Class C, 5.315%, 07/11/43	-	-	2,300,000	2,320,801			2,300,000	2,320,801
Banc of America Merrill Lynch Commercial Mortgage, Inc., Ser 2005-2, Class A4, 4.783%, 07/10/43(A)	-	-	79,323	79,302			79,323	79,302
Banc of America Merrill Lynch Commercial Mortgage, Inc., Ser 2005-3, Class ASB, 4.589%, 07/10/43	-	-	362,027	377,159			362,027	377,159
Banc of America Merrill Lynch Commercial Mortgage, Inc., Ser 2005-4, Class A2, 4.764%, 07/10/45	-	-	170,805	170,766			170,805	170,766
Banc of America Merrill Lynch Commercial Mortgage, Inc., Ser 2007-1, Class A2, 5.381%, 01/15/49	-	-	571,830	571,219			571,830	571,219
Banc of America Merrill Lynch Commercial Mortgage, Inc., Ser 2006-2, Class A2, 5.713%, 05/10/45	-	-	3,353,707	3,352,929			3,353,707	3,352,929
Banc of America Merrill Lynch Commercial Mortgage, Inc., Ser 2007-5, Class A2, 5.434%, 02/10/51	-	-	1,156,113	1,165,440			1,156,113	1,165,440
Bear Stearns Commercial Mortgage Securities, Ser 2004- T14, Class A4, 5.200%, 01/12/41(A)	2,500,000	2,656,008	-	-			2,500,000	2,656,008
Bear Stearns Commercial Mortgage Securities, Ser 2004- PWR4, Class A2, 5.286%, 06/11/41(A)	-	-	1,002,300	1,039,709			1,002,300	1,039,709

			Touchstone Ultra Short				Pro Forma Combined
	Fifth Third Short Term		Duration Fixed Income		Pro Forma		Touchstone Ultra Short
	Bond Fund		Fund		Adjustments		Duration Fixed Income Fund
	Principal Amount	Market Value	Principal Amount	Market Value	Principal Amount	Market Value	Principal Amount	Market Value
Bear Stearns Commercial Mortgage Securities, Ser 2002- PBW1, Class A2, 4.720%, 11/11/35(A)	-	-	1,549,385	1,559,865			1,549,385	1,559,865
Bear Stearns Commercial Mortgage Securities, Ser 2007-T26, Class A2, 5.330%, 01/12/45	-	-	515,981	515,726			515,981	515,726
CDC Commercial Mortgage Trust, Ser 2002-FX1, Class D, 6.005%, 05/15/35	-	-	2,200,000	2,205,117			2,200,000	2,205,117
Commercial Mortgage Pass Through Certificates, Ser 2001-J2A, Class B, 144a, 6.304%, 07/16/34	-	-	3,400,000	3,410,288			3,400,000	3,410,288
Commercial Mortgage Asset Trust, Ser 1999-C1, Class A4, 6.975%, 01/17/32(A)	-	-	2,758,803	2,862,718			2,758,803	2,862,718
Credit Suisse First Boston Mortgage Securities Corp., Ser 1998-C2, Class D, 7.130%, 11/15/30	-	-	970,668	994,383			970,668	994,383
Credit Suisse First Boston Mortgage Securities Corp, Ser 2003-CK2, Class A4, 4.801%, 03/15/36	2,025,000	2,070,490	-	-			2,025,000	2,070,490
Credit Suisse First Boston Mortgage Securities Corp., Ser 2002-CP5, Class A2, 4.940%, 12/15/35	-	-	2,272,572	2,303,449			2,272,572	2,303,449
Credit Suisse First Boston Mortgage Securities Corp, Ser 2003-C3, Class A5, 3.936%, 05/15/38	2,641,172	2,694,038	-	-			2,641,172	2,694,038
Credit Suisse Mortgage Capital Certificates, Ser 2006-C3, Class A2, 5.815%, 06/15/38(A)	-	-	993,501	999,565			993,501	999,565

			Touchstone Ultra Short				Pro Forma Combined
	Fifth Third Short Term		Duration Fixed Income		Pro Forma		Touchstone Ultra Short
	Bond Fund		Fund		Adjustments		Duration Fixed Income Fund
	Principal Amount	Market Value	Principal Amount	Market Value	Principal Amount	Market Value	Principal Amount	Market Value
Credit Suisse Mortgage Capital Certificates, Ser 2007-C2, Class A2, 5.448%, 01/15/49(A)	-	-	1,313,404	1,334,337			1,313,404	1,334,337
Credit Suisse Mortgage Capital Certificates, Ser 2007-C5, Class A2, 5.589%, 09/15/40	-	-	3,082,599	3,107,507			3,082,599	3,107,507
Credit Suisse First Boston Mortgage Securities Corp., Ser 2005-C5, Class A3, 5.100%, 08/15/38(A)	-	-	3,075,555	3,125,923			3,075,555	3,125,923
DLJ Commercial Mortgage Corp., Ser 2000-CF1, Class B1, 8.486%, 06/10/33(A)	-	-	1,672,180	1,682,631			1,672,180	1,682,631
GE Capital Commercial Mortgage Corp, Ser 2002-3A, Class A2, 4.996%, 12/10/37	972,850	986,963	-	-			972,850	986,963
GMAC Commercial Mortgage Securities, Inc., Ser 2004-C2, Class A2, 4.760%, 08/10/38	-	-	133,702	133,640			133,702	133,640
GMAC Commercial Mortgage Securities, Inc., Ser 2001-C2, Class A2, 6.700%, 04/15/34	-	-	5,952	5,945			5,952	5,945
Greenwich Capital Commercial Funding Corp., Ser 2003-C2, Class A3, 4.533%, 01/05/36	-	-	1,108,363	1,112,606			1,108,363	1,112,606
Greenwich Capital Commercial Funding Corp, Ser 2005-GG3, Class A2, 4.305%, 08/10/42	495,957	495,797	-	-			495,957	495,797
JP Morgan Chase Commercial Mortgage Securities Corp., Ser 2002-CIB5, Class B, 5.308%, 10/12/37	-	-	2,750,000	2,789,339			2,750,000	2,789,339
JP Morgan Chase Commercial Mortgage Securities Corp., Ser 2002-C3, Class B, 5.146%, 07/12/35(A)	-	-	2,750,000	2,773,664			2,750,000	2,773,664

			Touchstone Ultra Short				Pro Forma Combined
	Fifth Third Short Term		Duration Fixed Income		Pro Forma		Touchstone Ultra Short
	Bond Fund		Fund		Adjustments		Duration Fixed Income Fund
	Principal Amount	Market Value	Principal Amount	Market Value	Principal Amount	Market Value	Principal Amount	Market Value
JP Morgan Chase Commercial Mortgage Securities Corp., Ser 2003-PM1A, Class A3, 5.169%, 08/12/40(A)	-	-	793,571	808,860			793,571	808,860
JP Morgan Chase Commercial Mortgage Securities Corp., Ser 2004-LN2, Class A1, 4.475%, 07/15/41	-	-	494,506	498,970			494,506	498,970
JP Morgan Chase Commercial Mortgage Securities Corp., Ser 2004-CBX, Class A4, 4.529%, 01/12/37	-	-	367,714	367,672			367,714	367,672
JP Morgan Chase Commercial Mortgage Securities Corp., Ser 2005-CB12, Class A3A2, 4.928%, 09/12/37	-	-	2,183,200	2,234,595			2,183,200	2,234,595
JP Morgan Chase Commercial Mortgage Securities Corp., Ser 2005-LDP4, Class A3A2, 4.903%, 10/15/42	-	-	2,475,000	2,486,167			2,475,000	2,486,167
LB Commercial Conduit Mortgage Trust, Ser 2007-C3, Class A2, 5.840%, 07/15/44(A)	-	-	1,862,326	1,873,639			1,862,326	1,873,639
LB-UBS Commercial Mortgage Trust, Ser 2003-C8, Class A3, 4.830%, 06/15/13	-	-	1,012,798	1,029,014			1,012,798	1,029,014
LB-UBS Commercial Mortgage Trust, Ser 2005-C7, Class A2, 5.103%, 11/15/30	-	-	1,733,789	1,733,827			1,733,789	1,733,827
LB-UBS Commercial Mortgage Trust, Ser 2006-C4, Class A2, 5.868%, 06/15/32(A)	-	-	513,096	516,714			513,096	516,714
Merrill Lynch Mortgage Trust, Ser 2003-KEY1, Class A3, 4.893%, 11/12/35	-	-	137,288	140,007			137,288	140,007

			Touchstone Ultra Short				Pro Forma Combined
	Fifth Third Short Term		Duration Fixed Income		Pro Forma		Touchstone Ultra Short
	Bond Fund		Fund		Adjustments		Duration Fixed Income Fund
	Principal Amount	Market Value	Principal Amount	Market Value	Principal Amount	Market Value	Principal Amount	Market Value
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2006-2, Class A2, 5.878%, 06/12/46(A)	-	-	419,805	431,287			419,805	431,287
Morgan Stanley Dean Witter Capital I, Ser 2003-HQ2, Class B, 5.040%, 03/12/35	-	-	4,160,000	4,248,171			4,160,000	4,248,171
Morgan Stanley Dean Witter Capital I, Ser 2001-TOP3, Class A4, 6.390%, 07/15/33	-	-	159,055	158,967			159,055	158,967
Morgan Stanley Dean Witter Capital I, Ser 2002-IQ2, Class A4, 5.740%, 12/15/35	36,781	36,761	-	-			36,781	36,761
Morgan Stanley Capital I, Ser 2007-IQ15, Class A2, 5.842%, 06/11/49(A)	-	-	3,650,000	3,673,396			3,650,000	3,673,396
Salomon Brothers Mortgage Securities VII, Inc., Ser 2001- C2, Class G, 7.222%, 11/13/36(A)	-	-	1,511,938	1,548,194			1,511,938	1,548,194
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C17, Class APB, 5.037%, 03/15/42	-	-	2,481,849	2,569,701			2,481,849	2,569,701
Wachovia Bank Commercial Mortgage Trust, Ser 2002-C2, Class A4, 4.980%, 11/15/34	1,779,761	1,805,998	-	-			1,779,761	1,805,998
Wachovia Bank Commercial Mortgage Trust, Ser 2003-C9, Class A3, 4.608%, 12/15/35	-	-	103,392	104,671			103,392	104,671
Wachovia Bank Commercial Mortgage Trust, Ser 2003-C9, Class A4, 5.012%, 12/15/35(A)	1,505,000	1,586,008	-	-			1,505,000	1,586,008
Wachovia Bank Commercial Mortgage Trust, Ser 2004-C11, Class A4, 5.030%, 01/15/41	-	-	1,592,325	1,615,594			1,592,325	1,615,594

	Fifth Third Short Term Bond Fund		Touchstone Ultra Short Duration Fixed Income Fund		Pro Forma Adjustments		Pro Forma Combined Touchstone Ultra Short Duration Fixed Income Fund
	Principal Amount	Market Value	Principal Amount	Market Value	Principal Amount	Market Value	Principal Amount	Market Value
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C33, Class A2, 5.853%, 02/15/51(A)	-	-	1,845,724	1,853,330			1,845,724	1,853,330
Total Commercial Mortgage-Backed Securities		12,520,524		69,237,938				81,758,462

Asset-Backed Securities - 12.5%
1st Financial Bank USA, Ser 2010-A, Class A, 144a, 3.000%, 04/17/17	1,530,000	1,530,787	-	-			1,530,000	1,530,787
ACS Pass-Through Trust, Ser 2006-a1A, Class G1, 144a, 0.512%, 06/20/31(A)	935,183	808,933	-	-			935,183	808,933
Ally Auto Receivables Trust, Ser 2010-4, Class A3, 0.910%, 11/17/14	1,199,547	1,203,010	-	-			1,199,547	1,203,010
Ally Auto Receivables Trust, Ser 2010-5, Class B, 144a, 2.450%, 06/15/16	630,000	649,167	-	-			630,000	649,167
American Credit Acceptance Receivables Trust, Ser 2012-1, Class A1, 144a, 1.960%, 01/15/14	-	-	704,717	704,685			704,717	704,685
AmeriCredit Automobile Receivables Trust, Ser 2007-CM, Class A4B, 0.343%, 04/07/14(A)	-	-	3,621,837	3,621,578			3,621,837	3,621,578
AmeriCredit Automobile Receivables Trust, Ser 2009-1, Class B, 9.790%, 04/15/14	-	-	2,500,000	2,664,740			2,500,000	2,664,740
AmeriCredit Automobile Receivables Trust, Ser 2010-1, Class B, 3.720%, 11/17/14	-	-	3,505,000	3,569,241			3,505,000	3,569,241

	Fifth Third Short Term Bond Fund		Touchstone Ultra Short Duration Fixed Income Fund		Pro Forma Adjustments		Pro Forma Combined Touchstone Ultra Short Duration Fixed Income Fund
	Principal Amount	Market Value	Principal Amount	Market Value	Principal Amount	Market Value	Principal Amount	Market Value
Americredit Prime Automobile Receivable, Ser 2007-2M, Class A4A, 5.350%, 03/08/16	-	-	614,905	619,379			614,905	619,379
Bank of America Auto Trust, Ser 2010-1A, Class A3, 144a, 1.390%, 03/15/14	-	-	297,064	297,727			297,064	297,727
Capital Auto Receivables Asset Trust, Ser 2007-2, Class C, 144a, 6.510%, 02/18/14	-	-	3,700,000	3,739,398			3,700,000	3,739,398
Capital Auto Receivables Asset Trust, Ser 2008-A, Class B, 144a, 6.890%, 01/15/15	-	-	2,520,000	2,641,062			2,520,000	2,641,062
CarMax Auto Owner Trust, Ser 2011-3, Class A3, 1.070%, 06/15/16	1,300,000	1,307,314	-	-			1,300,000	1,307,314
Chrysler Financial Auto Securitization Trust, Ser 2009-A, Class A3, 2.820%, 01/15/16	448,959	451,287	404,063	406,158			853,022	857,445
Citibank Credit Card Issuance Trust, Ser 2003-A10, Class A10, 4.750%, 12/10/15	800,000	855,029	-	-			800,000	855,029
Citigroup Mortgage Loan Trust, Inc., Ser 2005-WF1, Class A3, 5.000%, 11/25/34(A)	-	-	1,273,588	1,287,737			1,273,588	1,287,737
CNH Equipment Trust, Ser 2010-A, Class A4, 2.490%, 01/15/16	2,700,000	2,756,017	-	-			2,700,000	2,756,017
CPS Auto Trust, Ser 2010-A, Class A, 144a, 2.890%, 03/15/16	-	-	1,592,125	1,594,128			1,592,125	1,594,128
Discover Card Master Trust, Ser 2008-A4, Class A4, 5.650%, 12/15/15	1,750,000	1,858,513	-	-			1,750,000	1,858,513
DT Auto Owner Trust, Ser 2009-1, Class A1, 144a, 2.980%, 10/15/15	-	-	1,066,677	1,070,268			1,066,677	1,070,268

	Fifth Third Short Term Bond Fund		Touchstone Ultra Short Duration Fixed Income Fund		Pro Forma Adjustments		Pro Forma Combined Touchstone Ultra Short Duration Fixed Income Fund
	Principal Amount	Market Value	Principal Amount	Market Value	Principal Amount	Market Value	Principal Amount	Market Value
Ford Credit Auto Owner Trust, Ser 2009-A, Class A4, 6.070%, 05/15/14	-	-	2,756,510	2,826,850			2,756,510	2,826,850
Ford Credit Auto Owner Trust, Ser 2009-D, Class A3, 2.170%, 10/15/13	186,452	187,161	-	-			186,452	187,161
Ford Credit Auto Owner Trust, Ser 2010-B, Class B, 2.540%, 02/15/16	1,050,000	1,089,256	-	-			1,050,000	1,089,256
Ford Credit Auto Owner Trust, Ser 2011-B, Class A4, 1.350%, 12/15/16	744,000	751,507	-	-			744,000	751,507
Great America Leasing Receivables, Ser 2009-1, Class A3, 144a, 2.540%, 03/15/13	-	-	1,082,587	1,085,792			1,082,587	1,085,792
Harley-Davidson Motorcycle Trust, Ser 2007-3, Class B, 6.040%, 08/15/14	-	-	882,000	887,099			882,000	887,099
Harley-Davidson Motorcycle Trust, Ser 2009-3, Class A3, 1.740%, 09/15/13	-	-	203,590	203,812			203,590	203,812
Honda Auto Receivables Owner Trust, Ser 2009-3, Class A3, 2.310%, 05/15/13	119,265	119,561	-	-			119,265	119,561
Hyundai Auto Receivables Trust, Ser 2009-A, Class A4, 3.150%, 03/15/16	1,500,000	1,539,470	-	-			1,500,000	1,539,470
LAI Vehicle Lease Securitization Trust, Ser 2010-A, Class A, 144a, 2.550%, 09/15/16	-	-	1,726,697	1,725,301			1,726,697	1,725,301
Mercedes-Benz Auto Receivables Trust, Ser 2009-1, Class A3, 1.670%, 01/15/14	514,931	517,463	-	-			514,931	517,463
Merrill Auto Trust Securitization, Ser 2008-1, Class B, 6.750%, 04/15/15	-	-	2,195,008	2,209,770			2,195,008	2,209,770

	Fifth Third Short Term Bond Fund		Touchstone Ultra Short Duration Fixed Income Fund		Pro Forma Adjustments		Pro Forma Combined Touchstone Ultra Short Duration Fixed Income Fund
	Principal Amount	Market Value	Principal Amount	Market Value	Principal Amount	Market Value	Principal Amount	Market Value
Popular ABS Mortgage Pass-Through Trust, Ser 2006-E, Class A1, 0.366%, 01/25/37(A)	-	-	186,292	185,608			186,292	185,608
Residential Asset Mortgage Products, Inc., Ser 2003-RZ3, Class A6, 3.900%, 03/25/33	-	-	1,534,553	1,512,417			1,534,553	1,512,417
Santander Consumer Acquired Receivables Trust, Ser 2011-S1A, Class B, 144a, 1.660%, 08/15/16	-	-	2,710,375	2,687,848			2,710,375	2,687,848
Santander Consumer Acquired Receivables Trust, Ser 2011-WO, Class A2, 144a, 0.910%, 11/15/13	-	-	905,436	905,514			905,436	905,514
Santander Drive Auto Receivables Trust, Ser 2010-1, Class A2, 1.360%, 03/15/13	-	-	83,632	83,652			83,632	83,652
Santander Drive Auto Receivables Trust, Ser 2010-2, Class B, 2.240%, 12/15/14	-	-	3,250,000	3,262,472			3,250,000	3,262,472
Santander Drive Auto Receivables Trust, Ser 2010-B, Class A3, 144a, 1.310%, 02/17/14	-	-	3,340,000	3,344,108			3,340,000	3,344,108
Santander Drive Auto Receivables Trust, Ser 2011-2, Class A2, 1.040%, 04/15/14	-	-	2,237,774	2,239,865			2,237,774	2,239,865
Santander Drive Auto Receivables Trust, Ser 2011-S1A, Class B, 144a, 1.480%, 05/15/17	-	-	2,851,533	2,844,710			2,851,533	2,844,710
Structured Asset Investment Loan Trust, Ser 2005-1, Class A5, 144a, 0.594%, 02/25/35(A)	-	-	191,154	189,577			191,154	189,577
SVO VOI Mortgage Corp, Ser 2005-AA, Class A, 144a, 5.250%, 02/20/21	291,266	296,699	-	-			291,266	296,699

	Fifth Third Short Term Bond Fund		Touchstone Ultra Short Duration Fixed Income Fund		Pro Forma Adjustments		Pro Forma Combined Touchstone Ultra Short Duration Fixed Income Fund
	Principal Amount	Market Value	Principal Amount	Market Value	Principal Amount	Market Value	Principal Amount	Market Value
Vanderbilt Mortgage Finance, Ser 2001-C, Class A4, 5.960%, 01/07/27	-	-	460,202	478,728			460,202	478,728
Wells Fargo Home Equity Trust, Ser 2006-1, Class A3, 0.392%, 05/25/36(A)	-	-	172,755	169,313			172,755	169,313
Total Asset-Backed Securities		15,921,174		49,058,537				64,979,711

Non-Agency Collateralized Mortgage Obligations - 3.2%
American Home Mortgage Investment Trust, Ser 2005-2, Class 5A3, 5.077%, 09/25/35	-	-	772,976	785,822			772,976	785,822
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-1, Class 13A3, 3.068%, 04/25/34(A)	1,024,945	907,087	-	-			1,024,945	907,087
Bear Stearns Asset Backed Securities Trust, Ser 2003-AC7, Class A2, 5.750%, 01/25/34	648,835	672,282	-	-			648,835	672,282
Cendant Mortgage Corp., Ser 2003-7P, Class A2, 144a, 4.825%, 06/25/17(A)	-	-	59,871	59,784			59,871	59,784
Chase Mortgage Finance Corp, Ser 2005-A1, Class 2A2, 2.802%, 12/25/35(A)	216,349	203,541	-	-			216,349	203,541
CitiCorp Mortgage Securities, Inc., Ser 2003-10, Class A2, 4.500%, 11/25/18	-	-	213,880	214,665			213,880	214,665
CitiCorp Mortgage Securities, Inc., Ser 2005-1, Class 1A10, 5.750%, 02/25/35	-	-	95,014	94,821			95,014	94,821
Countrywide Home Loan Mortgage Pass Through Trust, Ser 2003-34, Class A5, 4.500%, 09/25/33	-	-	131,370	131,460			131,370	131,460

	Fifth Third Short Term Bond Fund		Touchstone Ultra Short Duration Fixed Income Fund		Pro Forma Adjustments		Pro Forma Combined Touchstone Ultra Short Duration Fixed Income Fund
	Principal Amount	Market Value	Principal Amount	Market Value	Principal Amount	Market Value	Principal Amount	Market Value
Countrywide Home Loan Mortgage Pass Through Trust, Ser 2003-J4, Class 1A2, 4.750%, 06/25/33	-	-	108,122	108,491			108,122	108,491
Credit Suisse First Boston Mortgage Securities Corp., Ser 2004-4, Class 3A9, 5.250%, 08/25/34	-	-	223,299	224,139			223,299	224,139
Homebanc Mortgage Trust, Ser 2004-2, Class A2, 1.142%, 12/25/34(A)	765,527	457,229	-	-			765,527	457,229
Homebanc Mortgage Trust, Ser 2006-1, Class 1A1, 2.584%, 04/25/37(A)	1,229,154	793,719	-	-			1,229,154	793,719
JP Morgan Alternative Loan Trust, Ser 2006-S2, Class A2, 5.810%, 05/25/36	198,732	198,293	-	-			198,732	198,293
JP Morgan Alternative Loan Trust, Ser 2006-S3, Class A2A, 5.870%, 08/25/36	370,225	369,994	-	-			370,225	369,994
JP Morgan Mortgage Trust, Ser 2005-A1, Class 3A3, 4.900%, 02/25/35(A)	119,283	119,260	-	-			119,283	119,260
JP Morgan Mortgage Trust, Ser 2005-A2, Class 5A1, 4.298%, 04/25/35(A)	314,692	315,340	-	-			314,692	315,340
JP Morgan Mortgage Trust, Ser 2005-A3, Class 11A1, 4.460%, 06/25/35(A)	-	-	824,803	835,599			824,803	835,599
JP Morgan Mortgage Trust, Ser 2005-A3, Class 7CA1, 2.755%, 06/25/35(A)	1,804,463	1,414,183	-	-			1,804,463	1,414,183
JP Morgan Mortgage Trust, Ser 2006-A4, Class 2A2, 5.581%, 06/25/36(A)	508,753	455,093	-	-			508,753	455,093
Merrill Lynch Mortgage Investors Inc, Ser 2003-A1, Class 2A, 2.716%, 12/25/32(A)	53,339	54,186	-	-			53,339	54,186

	Fifth Third Short Term Bond Fund		Touchstone Ultra Short Duration Fixed Income Fund		Pro Forma Adjustments		Pro Forma Combined Touchstone Ultra Short Duration Fixed Income Fund
	Principal Amount	Market Value	Principal Amount	Market Value	Principal Amount	Market Value	Principal Amount	Market Value
PHH Mortgage Capital LLC, Ser 2006-2, Class A2, 5.981%, 07/18/36(A)	-	-	69,363	69,202			69,363	69,202
Provident Funding Mortgage Loan Trust, Ser 2005-2, Class 2A1A, 2.646%, 10/25/35(A)	962,484	917,025	-	-			962,484	917,025
RAAC Series, Ser 2005-SP1, Class 2A2, 5.250%, 09/25/34	51,312	51,250	-	-			51,312	51,250
Residential Accredit Loans, Inc., Ser 2003-QS10, Class A7, 5.500%, 05/25/33	-	-	602,959	623,054			602,959	623,054
Residential Asset Securitization Trust, Ser 2003-A8, Class A1, 3.750%, 10/25/18	-	-	1,485,709	1,507,555			1,485,709	1,507,555
Residential Funding Mortgage Securities I, Ser 2004-S9, Class 1A6, 5.500%, 12/25/34	-	-	222,077	222,521			222,077	222,521
Residential Funding Mortgage Securities I, Ser 2007-SA1, Class 1A1, 3.258%, 02/25/37(A)	1,984,429	1,440,690	-	-			1,984,429	1,440,690
Wells Fargo Mortgage Backed Securities Trust, Ser 2003-11, Class 1A11, 4.750%, 10/25/18	-	-	253,382	252,899			253,382	252,899
Wells Fargo Mortgage Backed Securities Trust, Ser 2003-13, Class A5, 4.500%, 11/25/18	-	-	494,994	498,517			494,994	498,517
Wells Fargo Mortgage Backed Securities Trust, Ser 2003-M, Class A1, 4.694%, 12/25/33(A)	-	-	2,031,879	2,065,798			2,031,879	2,065,798
Wells Fargo Mortgage Backed Securities Trust, Ser 2006-3, Class A1, 5.500%, 03/25/36	687,858	682,844	-	-			687,858	682,844
Total Non-Agency Collateralized Mortgage Obligations		9,052,016		7,694,327				16,746,343

	Fifth Third Short Term Bond Fund		Touchstone Ultra Short Duration Fixed Income Fund		Pro Forma Adjustments		Pro Forma Combined Touchstone Ultra Short Duration Fixed Income Fund
	Principal Amount	Market Value	Principal Amount	Market Value	Principal Amount	Market Value	Principal Amount	Market Value
U.S. Government Mortgage-Backed Obligations - 15.5%
FHLMC, Pool #1B1580, 2.704%, 03/01/34(A)	692,568	728,440	-	-			692,568	728,440
FHLMC, Pool #1B2629, 2.566%, 11/01/34(A)	-	-	345,690	368,168			345,690	368,168
FHLMC, Pool #1B7189, 3.256%, 03/01/36(A)	-	-	1,248,388	1,326,332			1,248,388	1,326,332
FHLMC, Pool #1G1471, 2.527%, 01/01/37(A)	-	-	517,593	553,036			517,593	553,036
FHLMC, Pool #1H1354, 5.853%, 11/01/36(A)	-	-	3,057,490	3,260,353			3,057,490	3,260,353
FHLMC, Pool #1H2524, 2.452%, 08/01/35(A)	-	-	278,828	296,003			278,828	296,003
FHLMC, Pool #1J1813, 5.692%, 08/01/37(A)	-	-	842,887	900,826			842,887	900,826
FHLMC, Pool #1K1238, 2.498%, 07/01/36(A)	-	-	716,928	756,953			716,928	756,953
FHLMC, Pool #1L0087, 5.068%, 06/01/35(A)	-	-	649,390	687,162			649,390	687,162
FHLMC, Pool #1L0147, 2.490%, 07/01/35(A)	1,047,086	1,104,745	-	-			1,047,086	1,104,745
FHLMC, Pool #1L1288, 2.489%, 05/01/36(A)	-	-	686,504	726,852			686,504	726,852
FHLMC, Pool #1Q0080, 2.447%, 01/01/36(A)	-	-	648,295	691,302			648,295	691,302
FHLMC, Pool #1Q0119, 2.604%, 09/01/36(A)	-	-	1,280,446	1,373,251			1,280,446	1,373,251
FHLMC, Pool #1Q0187, 2.538%, 12/01/36(A)	-	-	1,904,403	2,041,919			1,904,403	2,041,919
FHLMC, Pool #1Q0339, 3.909%, 04/01/37(A)	1,019,463	1,084,408	-	-			1,019,463	1,084,408
FHLMC, Pool #1Q0669, 3.197%, 11/01/37(A)	-	-	553,065	587,839			553,065	587,839
FHLMC, Pool #1Q1303, 5.582%, 11/01/36(A)	-	-	3,078,143	3,300,651			3,078,143	3,300,651

	Fifth Third Short Term Bond Fund		Touchstone Ultra Short Duration Fixed Income Fund		Pro Forma Adjustments		Pro Forma Combined Touchstone Ultra Short Duration Fixed Income Fund
	Principal Amount	Market Value	Principal Amount	Market Value	Principal Amount	Market Value	Principal Amount	Market Value
FHLMC, Pool #781515, 2.499%, 04/01/34(A)	-	-	1,969,356	2,052,487			1,969,356	2,052,487
FHLMC, Pool #782760, 6.006%, 11/01/36(A)	-	-	1,484,673	1,576,951			1,484,673	1,576,951
FHLMC, Pool #847795, 2.447%, 04/01/35(A)	-	-	582,642	616,337			582,642	616,337
FHLMC, Pool #848088, 2.422%, 04/01/35(A)	-	-	442,115	468,765			442,115	468,765
FHLMC, Pool #848539, 5.247%, 04/01/37(A)	-	-	3,027,195	3,252,312			3,027,195	3,252,312
FHLMC, Pool #848583, 2.492%, 01/01/36(A)	-	-	3,256,746	3,442,747			3,256,746	3,442,747
FHLMC, Pool #G11072, 7.500%, 12/01/15	-	-	73,866	78,982			73,866	78,982
FHLMC, Pool #J10895, 4.000%, 10/01/19	-	-	1,305,636	1,392,110			1,305,636	1,392,110
FNMA, Pool #519992, 7.000%, 10/01/14	-	-	27,791	29,305			27,791	29,305
FNMA, Pool #534851, 7.500%, 04/01/15	-	-	19,294	20,487			19,294	20,487
FNMA, Pool #535219, 7.500%, 03/01/15	-	-	29,292	30,897			29,292	30,897
FNMA, Pool #555380, 2.612%, 04/01/33(A)	548,345	584,266	-	-			548,345	584,266
FNMA, Pool #555646, 7.500%, 09/01/16	-	-	143,688	153,069			143,688	153,069
FNMA, Pool #679742, 2.954%, 01/01/40(A)	-	-	606,010	640,641			606,010	640,641
FNMA, Pool #681842, 2.250%, 02/01/33(A)	-	-	168,995	177,044			168,995	177,044
FNMA, Pool #681898, 2.356%, 04/01/33(A)	-	-	533,707	562,942			533,707	562,942
FNMA, Pool #725245, 2.302%, 02/01/34(A)	-	-	584,699	616,830			584,699	616,830
FNMA, Pool #725490, 2.431%, 04/01/34(A)	-	-	2,967,645	3,121,766			2,967,645	3,121,766

	Fifth Third Short Term Bond Fund		Touchstone Ultra Short Duration Fixed Income Fund		Pro Forma Adjustments		Pro Forma Combined Touchstone Ultra Short Duration Fixed Income Fund
	Principal Amount	Market Value	Principal Amount	Market Value	Principal Amount	Market Value	Principal Amount	Market Value
FNMA, Pool #735439, 6.000%, 09/01/19	-	-	1,176,464	1,272,587			1,176,464	1,272,587
FNMA, Pool #735539, 2.405%, 04/01/35(A)	-	-	338,672	357,718			338,672	357,718
FNMA, Pool #743207, 2.315%, 10/01/33(A)	-	-	248,750	264,138			248,750	264,138
FNMA, Pool #745467, 5.568%, 04/01/36(A)	-	-	283,774	303,595			283,774	303,595
FNMA, Pool #745790, 4.465%, 08/01/36(A)	-	-	579,785	614,034			579,785	614,034
FNMA, Pool #761411, 4.500%, 05/01/19	-	-	3,069,891	3,299,115			3,069,891	3,299,115
FNMA, Pool #784365, 2.048%, 05/01/34(A)	-	-	312,368	328,560			312,368	328,560
FNMA, Pool #791978, 2.152%, 09/01/34(A)	739,365	786,148	-	-			739,365	786,148
FNMA, Pool #804001, 2.310%, 10/01/34(A)	-	-	219,116	231,124			219,116	231,124
FNMA, Pool #806765, 2.054%, 11/01/34(A)	-	-	443,567	469,030			443,567	469,030
FNMA, Pool #809897, 2.679%, 03/01/35(A)	-	-	198,027	211,602			198,027	211,602
FNMA, Pool #810896, 2.055%, 01/01/35(A)	-	-	862,619	912,995			862,619	912,995
FNMA, Pool #813170, 2.575%, 01/01/35(A)	-	-	439,907	467,890			439,907	467,890
FNMA, Pool #813714, 2.079%, 01/01/35(A)	-	-	783,272	826,167			783,272	826,167
FNMA, Pool #813844, 2.194%, 01/01/35(A)	-	-	3,761,054	3,968,754			3,761,054	3,968,754
FNMA, Pool #820364, 1.918%, 04/01/35(A)	577,631	608,570	-	-			577,631	608,570
FNMA, Pool #825395, 2.468%, 07/01/35(A)	-	-	2,456,287	2,591,187			2,456,287	2,591,187
FNMA, Pool #827787, 2.050%, 05/01/35(A)	-	-	1,692,041	1,783,228			1,692,041	1,783,228

	Fifth Third Short Term Bond Fund		Touchstone Ultra Short Duration Fixed Income Fund		Pro Forma Adjustments		Pro Forma Combined Touchstone Ultra Short Duration Fixed Income Fund
	Principal Amount	Market Value	Principal Amount	Market Value	Principal Amount	Market Value	Principal Amount	Market Value
FNMA, Pool #828480, 2.605%, 06/01/35(A)	-	-	258,331	276,701			258,331	276,701
FNMA, Pool #839239, 4.956%, 09/01/35(A)	-	-	1,225,908	1,301,167			1,225,908	1,301,167
FNMA, Pool #888179, 2.771%, 02/01/37(A)	-	-	294,050	315,022			294,050	315,022
FNMA, Pool #888548, 2.644%, 05/01/35(A)	-	-	175,022	185,137			175,022	185,137
FNMA, Pool #922674, 2.772%, 04/01/36(A)	-	-	1,652,207	1,768,410			1,652,207	1,768,410
FNMA, Pool #950385, 5.782%, 08/01/37(A)	-	-	343,434	367,838			343,434	367,838
FNMA, Pool #995284, 5.500%, 03/01/20	-	-	694,669	757,499			694,669	757,499
FNMA, Pool #AA1150, 4.000%, 04/01/23	-	-	2,927,326	3,125,360			2,927,326	3,125,360
FNMA, Pool #AB1827, 3.500%, 11/01/20	751,178	788,840	-	-			751,178	788,840
FNMA, Pool #AE0727, 4.000%, 10/01/20	-	-	2,601,087	2,773,588			2,601,087	2,773,588
FNMA, Pool #AI3780, 3.500%, 08/01/20	1,681,265	1,765,559	-	-			1,681,265	1,765,559
FNMA, Pool #AL0478, 2.609%, 04/01/36(A)	-	-	3,099,320	3,307,113			3,099,320	3,307,113
FNMA, Pool #MA0174, 4.000%, 09/01/19	1,925,553	2,040,786	-	-			1,925,553	2,040,786
FNMA, Pool #MA0464, 3.500%, 06/01/20	1,044,513	1,096,882	-	-			1,044,513	1,096,882
GNMA, Pool #80826, 2.500%, 02/20/34(A)	-	-	1,100,708	1,147,314			1,100,708	1,147,314
GNMA, Pool #80889, 1.750%, 04/20/34(A)	-	-	701,199	727,383			701,199	727,383
GNMA, Pool #81016, 1.625%, 08/20/34(A)	-	-	981,119	1,014,076			981,119	1,014,076
GNMA, Pool #8103, 4.000%, 02/20/16(A)	-	-	11,409	12,023			11,409	12,023

	Fifth Third Short Term Bond Fund		Touchstone Ultra Short Duration Fixed Income Fund		Pro Forma Adjustments		Pro Forma Combined Touchstone Ultra Short Duration Fixed Income Fund
	Principal Amount	Market Value	Principal Amount	Market Value	Principal Amount	Market Value	Principal Amount	Market Value
GNMA, Pool #8287, 4.000%, 11/20/17(A)	-	-	22,989	24,139			22,989	24,139
GNMA, Pool #8297, 4.000%, 12/20/17(A)	-	-	24,559	25,787			24,559	25,787
GNMA, Pool #8333, 4.000%, 03/20/18(A)	-	-	44,423	46,815			44,423	46,815
GNMA, Pool #8345, 4.000%, 04/20/18(A)	-	-	28,082	29,501			28,082	29,501
GNMA, Pool #8366, 3.000%, 06/20/18(A)	-	-	40,036	41,878			40,036	41,878
GNMA, Pool #8405, 4.000%, 09/20/18(A)	-	-	16,824	17,612			16,824	17,612
GNMA, Pool #8462, 3.000%, 02/20/19(A)	-	-	2,700	2,828			2,700	2,828
GNMA, Pool #8489, 4.000%, 04/20/19(A)	-	-	16,854	17,706			16,854	17,706
Total U.S. Government Mortgage-Backed Obligations		10,588,644		70,290,940				80,879,584

Agency Collateralized Mortgage Obligations - 3.8%
FHLMC REMIC, Ser -2571, Class FN, 0.899%, 08/15/32(A)	-	-	782,505	783,716			782,505	783,716
FHLMC REMIC, Ser -2575, Class LM, 4.500%, 05/15/32	-	-	144,299	146,916			144,299	146,916
FHLMC REMIC, Ser -2586, Class WA, 4.000%, 12/15/32	-	-	339,626	348,108			339,626	348,108
FHLMC REMIC, Ser -2590, Class UL, 3.750%, 03/15/32	-	-	539,973	571,763			539,973	571,763
FHLMC REMIC, Ser -2594, Class YA, 4.000%, 04/15/23	-	-	539,614	574,144			539,614	574,144
FHLMC REMIC, Ser -2682, Class HG, 4.000%, 04/15/17	-	-	14,502	14,511			14,502	14,511
FHLMC REMIC, Ser -2770, Class FH, 0.642%, 03/15/34(A)	-	-	1,560,083	1,559,566			1,560,083	1,559,566

	Fifth Third Short Term Bond Fund		Touchstone Ultra Short Duration Fixed Income Fund		Pro Forma Adjustments		Pro Forma Combined Touchstone Ultra Short Duration Fixed Income Fund
	Principal Amount	Market Value	Principal Amount	Market Value	Principal Amount	Market Value	Principal Amount	Market Value
FHLMC REMIC, Ser -2904, Class CA, 5.000%, 04/15/19	-	-	411,070	425,189			411,070	425,189
FHLMC REMIC, Ser -2977, Class NY, 5.500%, 05/15/33	-	-	815,434	850,445			815,434	850,445
FHLMC REMIC, Ser -3104, Class BA, 5.500%, 06/15/24	-	-	440,614	457,072			440,614	457,072
FHLMC REMIC, Ser -3197, Class AB, 5.500%, 08/15/13	-	-	7,125	7,134			7,125	7,134
FHLMC REMIC, Ser -3010, Class WA, 4.500%, 03/15/19	1,238,797	1,267,325	-	-			1,238,797	1,267,325
FHLMC REMIC, Ser -3414, Class MB, 4.250%, 12/15/19	1,109,887	1,176,703	-	-			1,109,887	1,176,703
FNMA REMICS, Ser 2003-119, Class PU, 4.000%, 11/25/33	-	-	678,427	703,527			678,427	703,527
FNMA REMICS, Ser 2003-129, Class PW, 4.500%, 07/25/33	-	-	125,848	126,899			125,848	126,899
FNMA REMICS, Ser 2003-19, Class ME, 4.000%, 01/25/33	-	-	214,481	222,643			214,481	222,643
FNMA REMICS, Ser 2003-33, Class AM, 4.250%, 05/25/33	-	-	320,020	346,194			320,020	346,194
FNMA REMICS, Ser 2003-33, Class AU, 4.000%, 03/25/33	-	-	389,113	405,801			389,113	405,801
FNMA REMICS, Ser 2003-51, Class PH, 5.500%, 10/25/21	-	-	1,110,292	1,117,272			1,110,292	1,117,272
FNMA REMICS, Ser 2003-81, Class FE, 0.718%, 09/25/33(A)	-	-	1,872,513	1,878,143			1,872,513	1,878,143
FNMA REMICS, Ser 2004-96, Class LF, 1.244%, 12/25/34(A)	-	-	742,101	743,567			742,101	743,567
FNMA REMICS, Ser 2007-9, Class YA, 5.500%, 03/25/37	-	-	200,599	203,229			200,599	203,229
FNMA REMICS, Ser 2008-35, Class IO, 4.500%, 04/25/23	-	-	1,306,797	86,081			1,306,797	86,081
FNMA REMICS, Ser 2008-95, Class AD, 4.500%, 12/25/23	-	-	458,165	486,429			458,165	486,429
FNMA REMICS, Ser -52, Class AH, 2.750%, 10/25/18	1,155,247	1,200,539	-	-			1,155,247	1,200,539

	Fifth Third Short Term Bond Fund		Touchstone Ultra Short Duration Fixed Income Fund		Pro Forma Adjustments		Pro Forma Combined Touchstone Ultra Short Duration Fixed Income Fund
	Principal Amount	Market Value	Principal Amount	Market Value	Principal Amount	Market Value	Principal Amount	Market Value
FNMA REMICS, Ser 2005-4, Class 1, 4.650%, 12/25/12	959,435	984,453	-	-			959,435	984,453
GNMA, Ser 2004-108, Class A, 3.999%, 05/16/27	625,334	636,735	-	-			625,334	636,735
GNMA, Ser 2006-67, Class A, 3.947%, 11/16/30	941,512	952,849	-	-			941,512	952,849
GNMA, Ser 2010-18, Class A, 3.100%, 12/16/50	1,579,133	1,640,434	-	-			1,579,133	1,640,434
Total Agency Collateralized Mortgage Obligations		7,859,038		12,058,349				19,917,387

U.S. Government Agency Obligations - 9.4%
Federal Farm Credit Banks Funding Corp, 2.625%, 04/17/14	1,500,000	1,561,275	-	-			1,500,000	1,561,275
Federal Home Loan Bank, 0.375%, 03/13/15	1,750,000	1,735,907	-	-			1,750,000	1,735,907
Federal Home Loan Bank, 0.875%, 12/12/14	2,000,000	2,014,868	-	-			2,000,000	2,014,868
Federal Home Loan Bank, 1.375%, 05/28/14	1,750,000	1,787,294	-	-			1,750,000	1,787,294
Federal Home Loan Bank, 2.375%, 03/14/14	2,000,000	2,076,500	-	-			2,000,000	2,076,500
Federal Home Loan Bank, 2.500%, 06/13/14	1,500,000	1,566,302	-	-			1,500,000	1,566,302
Federal Home Loan Bank, 2.750%, 12/12/14	1,700,000	1,795,829	-	-			1,700,000	1,795,829
Federal Home Loan Bank, 3.125%, 12/13/13	1,250,000	1,308,234	-	-			1,250,000	1,308,234
Federal Home Loan Bank, 3.625%, 10/18/13	1,500,000	1,575,185	-	-			1,500,000	1,575,185
Federal Home Loan Bank, 4.875%, 11/27/13	2,500,000	2,686,143	-	-			2,500,000	2,686,143
Federal Home Loan Mortgage Corp, 0.625%, 12/29/14	1,850,000	1,853,027	-	-			1,850,000	1,853,027

	Fifth Third Short Term Bond Fund		Touchstone Ultra Short Duration Fixed Income Fund		Pro Forma Adjustments		Pro Forma Combined Touchstone Ultra Short Duration Fixed Income Fund
	Principal Amount	Market Value	Principal Amount	Market Value	Principal Amount	Market Value	Principal Amount	Market Value
Federal Home Loan Mortgage Corp, 1.000%, 07/30/14	2,500,000	2,532,393	-	-			2,500,000	2,532,393
Federal Home Loan Mortgage Corp, 1.000%, 08/20/14	1,750,000	1,771,385	-	-			1,750,000	1,771,385
Federal Home Loan Mortgage Corp, 1.100%, 08/08/14	3,000,000	3,006,441	-	-			3,000,000	3,006,441
Federal Home Loan Mortgage Corp, 1.375%, 02/25/14	1,500,000	1,531,713	-	-			1,500,000	1,531,713
Federal Home Loan Mortgage Corp, 2.175%, 02/19/14	2,700,000	2,789,959	-	-			2,700,000	2,789,959
Federal Home Loan Mortgage Corp, 2.250%, 01/23/17	1,800,000	1,851,923	-	-			1,800,000	1,851,923
Federal National Mortgage Association, 0.375%, 03/16/15	1,350,000	1,339,891	-	-			1,350,000	1,339,891
Federal National Mortgage Association, 0.625%, 10/30/14	2,500,000	2,510,005	-	-			2,500,000	2,510,005
Federal National Mortgage Association, 0.750%, 12/19/14	1,800,000	1,807,803	-	-			1,800,000	1,807,803
Federal National Mortgage Association, 1.500%, 09/08/14	2,000,000	2,039,698	-	-			2,000,000	2,039,698
Federal National Mortgage Association, 2.625%, 11/20/14	2,000,000	2,109,352	-	-			2,000,000	2,109,352
Overseas Private Investment Corp., 0.010%, 11/18/13(A)	2,000,000	2,012,180	-	-			2,000,000	2,012,180
Overseas Private Investment Corp., 0.120%, 04/09/12(A)	-	-	3,500,000	3,500,000			3,500,000	3,500,000
Total U.S. Government Agency Obligations		45,263,307		3,500,000				48,763,307

U.S. Treasury Obligations - 1.6%
U.S. Treasury Note, 1.875%, 02/28/14	2,800,000	2,881,374	-	-			2,800,000	2,881,374
U.S. Treasury Note, 2.625%, 07/31/14	4,000,000	4,203,752	-	-			4,000,000	4,203,752

	Fifth Third Short Term Bond Fund		Touchstone Ultra Short Duration Fixed Income Fund		Pro Forma Adjustments		Pro Forma Combined Touchstone Ultra Short Duration Fixed Income Fund
	Principal Amount	Market Value	Principal Amount	Market Value	Principal Amount	Market Value	Principal Amount	Market Value
U.S. Treasury Note, 2.250%, 01/31/15	1,300,000	1,363,274	-	-			1,300,000	1,363,274
Total U.S. Treasury Obligations		8,448,400	-	-				8,448,400

Municipal Bonds - 1.3%

Kentucky - 0.1%
Kentucky State Asset/Liability Commission General Fund Rev, 1.688%, 04/01/12(A)	590,000	590,000	-	-			590,000	590,000

New Mexico - 0.3%
NM Edl Asst Foundation Rev (Gtd St Lns), 1.219%, 12/01/28(A)	-	-	1,300,000	1,298,895			1,300,000	1,298,895

Ohio - 0.3%
Medina CO OH IDR (Mack Inds), (LOC: JP Morgan Chase Bank), 0.350%, 07/01/16(A)	-	-	1,750,000	1,750,000			1,750,000	1,750,000

Texas - 0.6%
North Texas Tollway Auth Rev, 2.441%, 09/01/13	-	-	2,250,000	2,303,032			2,250,000	2,303,032
State of Texas, UTGO, 5.000%, 08/01/14	625,000	680,944	-	-			625,000	680,944
Total Municipal Bonds		1,270,944		5,351,927				6,622,871

Investment Funds - 9.3%
Fifth Third Institutional Money Market Fund (B)	1,393,510	1,393,510	-	-			1,393,510	1,393,510

	Fifth Third Short Term Bond Fund		Touchstone Ultra Short Duration Fixed Income Fund		Pro Forma Adjustments		Pro Forma Combined Touchstone Ultra Short Duration Fixed Income Fund
	Principal Amount	Market Value	Principal Amount	Market Value	Principal Amount	Market Value	Principal Amount	Market Value
Touchstone Institutional Money Market Fund ^	-	-	47,074,227	47,074,227			47,074,227	47,074,227
Total Investment Funds		$1,393,510		$47,074,227				$48,467,737

Total Investment Securities - 100.6% (Cost $524,425,390)		$167,408,321		$356,370,782				$523,779,103

Liabilities in Excess of Other Assets - (0.6%)		2,008,655		(5,179,676)				(3,171,021)

Net Assets - 100.0%		$169,416,976		$351,191,106				$520,608,082

^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.
(A) — Variable rate security - the rate reflected is the rate in effect as of March 31, 2012.
(B) — Investment is in Institutional Shares of underlying fund.
Portfolio Abbreviations:
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
IDR - Industrial Development Revenue
MTN - Medium Term Note
REMIC - Real Estate Mortgage Investment Conduit
UTGO - Unlimited Tax General Obligation

144A - This is a restricted security that was sold in a transaction that is exempt from Rule 144A of the Securities Act of 1933.  This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, these securities were valued at $42,831,523 or 8.23% of net assets.  These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

	Number of Contracts	Unrealized Depreciation	Number of Contracts	Unrealized Depreciation	Number of Contracts	Unrealized Depreciation	Number of Contracts	Unrealized Depreciation
Futures
2 Yr US Treasury Note Futures Jun12 XCBT	85	$(12,170)	-	$-			85	$(12,170)

TOUCHSTONE FUNDS GROUP TRUST

Touchstone Ultra Short Duration Fund Fixed Income Fund

Pro Forma Notes To Combining Financial Statements
March 31, 2012
(Unaudited)

DESCRIPTION OF THE FUNDS

The acquiring fund, the Touchstone Ultra Short Duration Fixed Income Fund (the “Acquiring Fund”), is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company portfolio.  The Acquiring Fund, as of March 31, 2012, consisted of the operational share classes listed below:

Trust	Funds	Classes
Touchstone Funds Group Trust	Touchstone Ultra Short Duration Fixed Income Fund	Z

The Fifth Third Short Term Bond Fund (the “Target Fund”), is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company portfolios.  The Target Fund, as of January 31, 2012, consisted of the share classes listed below:

Trust	Funds	Classes
Fifth Third Funds	Short Term Bond Fund	A, C, and Institutional

The Acquiring Fund would be permitted by its investment policies and restrictions to continue to hold the securities of the corresponding Target Fund without violating such investment policies and restrictions.  However, the Acquiring Fund reserves the right to sell any such securities in the ordinary course following the close of the reorganization. It is anticipated that the Acquiring Fund will be the accounting survivor.

BASIS OF COMBINATION

The accompanying unaudited pro forma financial statements are presented to show the effect of the transfer of assets and liabilities of the Target Fund in exchange for shares of the Acquiring Fund (for purposes of maintaining the financial statements and performance).

Under the terms of the Plan of Reorganization, the combination of the Acquiring Fund and the Target Fund will be accounted for by the method of accounting for tax-free mergers of investment companies. The statement of assets and liabilities and the related statement of operations of the Acquiring Fund and the Target Fund have been combined as of and for the twelve months ended March 31, 2012. In accordance with U.S. generally accepted accounting principles (“GAAP”), the historical cost of investment securities will be carried forward to the Acquiring Fund and the results of operations for pre-combination periods of the Acquiring Fund will not be restated.

The accompanying pro forma financial statements should be read in conjunction with the financial statements of the Acquiring Fund and the Target Fund included in their respective annual reports in the chart listed below:

Trust	Funds	Annual Report Date
Touchstone Funds Group Trust	Touchstone Ultra Short Duration Fixed Income Fund	September 30, 2011
Fifth Third Funds	Short Term Bond Fund	July 31, 2011

The following notes refer to the accompanying pro forma financial statements as if the above-mentioned acquisition of the Target Fund by the Acquiring Fund had taken place as of March 31, 2012.

PORTFOLIO VALUATION

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern Time). Portfolio securities traded on stock exchanges are valued at the last sale price and portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (NOCP).

Securities not traded on a particular day, or for which the last sale price is not readily available, are valued at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service. Securities for which market quotations or the NOCP are not readily available are valued based on fair value as determined by or under the direction of the Board of Trustees. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market value. Shares of open-end mutual funds in which the Funds invest are valued at their respective net asset values as reported by the underlying funds.

CAPITAL SHARES

Touchstone Funds Group Trust – Touchstone Ultra Short Duration Fixed Income Fund

Class of Shares	Shares of Acquiring Fund Pre-Combination	Additional Shares Assumed Issued in Reorganization	Total Outstanding Shares Post- Combination
Class A	-	2,007,539	2,007,539
Class C	-	753,554	753,554
Class Y *	-	14,935,647	14,935,647
Class Z	36,684,267	-	36,684,267

* Institutional Class of Target Fund

ESTIMATES

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAXES

Each Fund has elected to be taxed as a “regulated investment company” under the Internal Revenue Code of 1986, as amended (the “Code”).  After the acquisition, the Acquiring Fund intends to continue to qualify as a regulated investment company, if such qualification is in the best interest of its shareholders.  By complying with the requirements of the applicable sections of the Code to be a regulated investment company, generally, the Fund will not be subject to federal income tax at the fund level on income and gains from investments that are distributed to its shareholders.  However, the shareholders will be subject to tax on the distributions.

The identified cost of investments for the Funds is substantially the same for both financial accounting and Federal income tax purposes. The tax cost of investments will remain unchanged for the combined Fund.

SUBSEQUENT EVENTS

On April 16, 2012, pursuant to an agreement and plan of reorganization, the assets and liabilities of the Old Mutual Dwight Short Term Fixed Income Fund, a series of Old Mutual Funds II (the “Predecessor Fund”) were transferred to the Touchstone Ultra Short Duration Fixed Income Fund.  The Touchstone Ultra Short Duration Fixed Income Fund is the accounting survivor.

PART C

OTHER INFORMATION

OTHER INFORMATION

ITEM 15. INDEMNIFICATION:

Article VII of the Agreement and Declaration of Trust empowers the Trustees of the Trust, to the full extent permitted by law, to purchase with Trust assets insurance for indemnification from liability and to pay for all expenses reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit or proceeding in which he or she becomes involved by virtue of his or her capacity or former capacity with the Trust.

Article VI of the By-Laws of the Trust provides that the Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding by reason of the fact that such person is and other amounts or was an agent of the Trust, against expenses, judgments, fines, settlement and other amounts actually and reasonable incurred in connection with such proceeding if that person acted in good faith and reasonably believed his or her conduct to be in the best interests of the Trust. Indemnification will not be provided in certain circumstances, however, including instances of willful misfeasance, bad faith, gross negligence, and reckless disregard of the duties involved in the conduct of the particular office involved.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to the Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable in the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

ITEM 16. EXHIBITS:

(1) CHARTER OF THE REGISTRANT

(a)
Registrant’s Agreement and Declaration of Trust dated October 25, 1993 is herein incorporated by reference to Exhibit (a)(1) of Post-Effective Amendment No. 8 to Registrant’s Registration Statement on Form N-1A (File No. 033-70958), filed with the Securities and Exchange Commission (“SEC”) on November 24, 1998.

(b)
Certificate of Amendment of Agreement and Declaration of Trust of Corona Investment Trust dated December 11, 1993 is herein incorporated by reference to Exhibit (a)(2) of Post-Effective Amendment No. 8 to Registrant’s Registration Statement on Form N-1A (File No. 033-70958), filed with the SEC on November 24, 1998.

(c)
Certificate of Amendment of Agreement and Declaration of Trust and Certificate of Trust of the Solon Funds dated June 13, 1994 is herein incorporated by reference to Exhibit (a)(3) of Post- Effective Amendment No. 8 to Registrant’s Registration Statement on Form N-1A (File No. 033-70958), filed with the SEC on November 24, 1998.

(d)	Certificate of Amendment of Agreement and Declaration of Trust dated November 10, 1997 is herein incorporated by reference to Exhibit (1)(d) of Post-Effective Amendment No. 5 to Registrant’s Registration Statement on Form N-1A (File No. 033-70958), filed with the SEC on December 17, 1997.

(e)
Amended and Restated Agreement and Declaration of Trust dated October 8, 1998 is herein incorporated by reference to Exhibit (a)(5) of Post-Effective Amendment No. 8 to Registrant’s Registration Statement on Form N-1A (File No. 033-70958), filed with the SEC on November 24, 1998.

(f)
Certificate and Declaration of Trust dated December 10, 1998 is herein incorporated by reference to Exhibit (a)(6) of Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-1A (File No. 033-70958), filed with the SEC on January 27, 1999.

(g)
Certificate of Amendment of Amended and Restated Agreement and Declaration of Trust dated March 24, 2004 is herein incorporated by reference to Exhibit (a)(7) of Post-Effective Amendment No. 18 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on May 3, 2004.

(h)
Certificate of Amendment of Amended and Restated Agreement and Declaration of Trust dated November 17, 2006 is herein incorporated by reference to Exhibit (a)(8) of Post-Effective Amendment No. 29 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on February 1, 2007.

(2) BY-LAWS OF THE REGISTRANT

(a)
Amended and Restated By-Laws of the Trust as revised November 18, 2004 are herein incorporated by reference to Exhibit (b) of Post-Effective Amendment No. 26 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on April 14, 2005.

(3) VOTING TRUST AGREEMENT

Not Applicable

(4) AGREEMENT AND PLAN OF REORGANIZATION

(a)	Agreement and Plan of Reorganization is herein incorporated by reference to Exhibit 4(a) to Registrant’s Registration Statement on Form N-14 (File No. 333-182176) filed with the SEC on June 15, 2012.

(5) INSTRUMENTS DEFINING RIGHTS OF SECURITY HOLDERS

(a)
Instruments Defining Rights of Security Holders are herein incorporated by reference to Exhibit (c) of Post-Effective Amendment No. 34 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on September 19, 2007.

(6) INVESTMENT ADVISORY CONTRACTS

(a)
Investment Advisory Agreement between the Registrant and Touchstone Advisors, Inc. is herein incorporated by reference to Exhibit (6)(a) to Registrant’s Registration Statement on Form N-14 (File No. 333-182613), filed with the SEC on July 10, 2012.

(b)
Sub-Advisory Agreement between Touchstone Advisors, Inc. and Sands Capital Management with respect to the Touchstone Sands Capital Growth Fund dated February 17, 2006 is herein incorporated by reference to Exhibit (d)(7) of Post-Effective Amendment No. 28 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on September 21, 2006.

(c)
Amendment to Sub-Advisory Agreement between Touchstone Advisors, Inc. and Sands Capital Management with respect to the Touchstone Sands Capital Growth Fund is herein incorporated by reference to Exhibit (d)(2)(b) of Post-Effective Amendment No. 65 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104) filed with the SEC on January 30, 2012.

(d)
Sub-Advisory Agreement between Touchstone Advisors, Inc. and Miller/Howard Investments Inc. with respect to the Touchstone Premium Yield Equity Fund dated May 20, 2008 is herein incorporated by reference to Exhibit (d)(6) of Post-Effective Amendment No. 40 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on September 15, 2008.

(e)
Sub-Advisory Agreement between Touchstone Advisors, Inc. and Fort Washington Investment Advisors, Inc. with respect to the Touchstone Ultra Short Duration Fixed Income Fund dated February 20, 2009 is herein incorporated by reference to Exhibit (d)(9) of Post-Effective Amendment No. 43 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on May 4, 2009.

(f)
Sub-Advisory Agreement between Touchstone Advisors, Inc. and Longfellow Investment Management Co. LLC with respect to the Touchstone Short Duration Fixed Income Fund dated February 19, 2009 is herein incorporated by reference to Exhibit (d)(10) of Post-Effective Amendment No. 43 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on May 4, 2009.

(g)
Sub-Advisory Agreement between Touchstone Advisors, Inc. and Milne LLC (d/b/a JK Milne Asset Management) with respect to the Touchstone Intermediate Fixed Income Fund dated April 22, 2009 is herein incorporated by reference to Exhibit (d)(10) of Post-Effective Amendment No. 46 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on July 13, 2009.

(h)
Sub-Advisory Agreement between Touchstone Advisors, Inc. and AGF Investments America, Inc. with respect to the Touchstone Emerging Markets Equity Fund dated October 1, 2009 is herein incorporated by reference to Exhibit (d)(9) of Post-Effective Amendment No. 48 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on October 15, 2009.

(i)
Sub-Advisory Agreement between Touchstone Advisors, Inc. and Farr, Miller & Washington LLC with respect to the Touchstone Capital Appreciation Fund dated October 1, 2009 is herein incorporated by reference to Exhibit (d)(12) of Post-Effective Amendment No. 47 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on September 30, 2009.

(j)
Sub-Advisory Agreement between Touchstone Advisors, Inc. and Lee Munder Investments, Ltd. with respect to the Touchstone Mid Cap Value Fund dated October 1, 2009 is herein incorporated by reference to Exhibit (d)(13) of Post-Effective Amendment No. 47 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on September 30, 2009.

(k)
Sub-Advisory Agreement between Touchstone Advisors, Inc. and Cornerstone Real Estate Advisers LLC with respect to the Touchstone Global Real Estate Fund dated October 1, 2009 is herein incorporated by reference to Exhibit (d)(14) of Post-Effective Amendment No. 47 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on September 30, 2009.

(l)
Sub-Advisory Agreement between Touchstone Advisors, Inc. and EARNEST Partners LLC with respect to the Touchstone Large Cap Relative Value Fund dated October 1, 2009 is herein incorporated by reference to Exhibit (d)(15) of Post-Effective Amendment No. 47 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on September 30, 2009.

(m)
Sub-Advisory Agreement between Touchstone Advisors, Inc. and London Company of Virginia with respect to the Touchstone Small Cap Core Fund dated October 1, 2009 is herein incorporated by reference to Exhibit (d)(16) of Post-Effective Amendment No. 47 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on September 30, 2009.

(n)
Sub-Advisory Agreement between Touchstone Advisors, Inc. and London Company of Virginia with respect to the Touchstone Mid Cap Fund dated December 8, 2011 is herein incorporated by reference to Exhibit (d)(13) of Post-Effective Amendment No. 65 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104) filed with the SEC on January 30, 2012.

(o)
Sub-Advisory Agreement between Touchstone Advisors, Inc. and Bedlam Asset Management PLC with respect to the Touchstone Global Equity Fund dated October 1, 2009 is herein incorporated by reference to Exhibit (d)(17) of Post-Effective Amendment No. 47 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on September 30, 2009.

(p)
Amendment to Sub-Advisory Agreement between Touchstone Advisors, Inc. and Bedlam Asset Management PLC with respect to the Touchstone Global Equity Fund dated August 18, 2011 is herein incorporated by reference to Exhibit (d)(14)(b) of Post-Effective Amendment No. 65 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104) filed with the SEC on January 30, 2012.

(q)
Sub-Advisory Agreement between Touchstone Advisors, Inc. and Aronson+Johnson+Ortiz with respect to the Touchstone Market Neutral Equity Fund dated October 1, 2009 is herein incorporated by reference to Exhibit (d)(18) of Post-Effective Amendment No. 47 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on September 30, 2009.

(r)	Amendment to Sub-Advisory Agreement between Touchstone Advisors, Inc. and Aronson+Johnson+Ortiz with respect to the Touchstone Market Neutral Equity Fund dated March 29, 2010 is herein incorporated by reference to Exhibit (d)(15)(i) of Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on January 28, 2011.

(s)
Sub-Advisory Agreement between Touchstone Advisors, Inc. and GAM International Management Limited with respect to the Touchstone International Fixed Income Fund dated October 1, 2010 is herein incorporated by reference to Exhibit (d)(17) of Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on January 28, 2011.

(t)
Sub-Advisory Agreement between Touchstone Advisors, Inc. and Fort Washington Investment Advisors, Inc. with respect to the Touchstone Focused Equity Fund dated December 31, 2009 is herein incorporated by reference to Exhibit (d)(19) of Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on December 28, 2009.

(u)
Sub-Advisory Agreement between Touchstone Advisors, Inc. and Deprince, Race & Zollo, Inc. with respect to the Touchstone Small Cap Value Fund dated December 6, 2010 is herein incorporated by reference to Exhibit (d)(19) of Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on January 28, 2011.

(v)
Sub-Advisory Agreement between Touchstone Advisors, Inc. and AGF Investments America, Inc. with respect to the Touchstone Emerging Markets Equity Fund II dated April 18, 2011 is herein incorporated by reference to Exhibit (d)(19) of Post-Effective Amendment No. 59 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on April 18, 2011.

(w)
Sub-Advisory Agreement between Touchstone Advisors, Inc. and EARNEST Partners LLC with respect to the Touchstone Total Return Bond Fund dated May 19, 2011 is herein incorporated by reference to Exhibit (d)(20) of Post-Effective Amendment No. 62 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on August 9, 2011.

(x)
Sub-Advisory Agreement between Touchstone Advisors, Inc. and Longfellow Investment Management Co. LLC with respect to the Touchstone Merger Arbitrage Fund dated August 9, 2011 is herein incorporated by reference to Exhibit (d)(21) of Post-Effective Amendment No. 62 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on August 9, 2011.

(7) UNDERWRITING AND DISTRIBUTION CONTRACTS

(a)
Distribution Agreement between the Registrant and Touchstone Advisors, Inc. is herein incorporated by reference to Exhibit (e)(1) of Post-Effective Amendment No. 28 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on September 21, 2006.

(b)
Form of Underwriter’s Dealer Agreement is herein incorporated by reference to Exhibit (e)(2) of Post-Effective Amendment No. 29 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on February 1, 2007.

(8) BONUS OR PROFIT SHARING PLAN

(a)
Touchstone Trustee Deferred Compensation Plan is herein incorporated by reference to Exhibit (f) of Post-Effective Amendment No. 51 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on January 28, 2010.

(9) CUSTODIAN AGREEMENTS

(a)
Custodian Agreement between the Registrant and Brown Brothers Harriman & Co. dated February 25, 2008 is herein incorporated by reference to Exhibit (g) of Post-Effective Amendment No. 41 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on January 28, 2009.

(10) RULE 12B-1 PLAN AND RULE 18F-3 PLAN

(a)
Distribution and Shareholder Services Plan for Class A Shares is herein incorporated by reference to Exhibit (m)(1) of Post-Effective Amendment No. 65 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on January 30, 2012.

(b)
Distribution and Shareholder Services Plan for Class C Shares is herein incorporated by reference to Exhibit (m)(2) of Post-Effective Amendment No. 65 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on January 30, 2012.

(c)
Shareholder Services Plan for Class Z Shares is herein incorporated by reference to Exhibit (m)(3) of Post-Effective Amendment No. 41 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on January 28, 2009.

(d)
Amended and Restated Rule 18f-3 Multiple Class Plan is herein incorporated by reference to Exhibit (10)(d) to the Registrant’s Registration Statement on Form N-14 (File No. 333-182176) filed with the SEC on June 15, 2012.

(11) AN OPINION AND CONSENT OF COUNSEL (AS TO LEGALITY OF SECURITIES BEING REGISTERED)

(a)
Opinion of Pepper Hamilton LLP, as to legality of securities being registered, is herein incorporated by reference to Exhibit (11)(a) to Registrant’s Registration Statement on Form N-14 (File No. 333-182176) filed with the SEC on June 15, 2012.

(12) AN OPINION AND CONSENT OF COUNSEL (AS TO CERTAIN TAX CONSEQUENCES)

(a)
Form of Opinion of Pepper Hamilton LLP, as to certain tax consequences, is herein incorporated by reference to Exhibit (12)(a) to Registrant’s Registration Statement on Form N-14 (File No. 333-182176) filed with the SEC on June 15, 2012.

(13) OTHER MATERIAL CONTRACTS OF THE REGISTRANT

(a)
Form of Amended Administration Agreement between the Registrant and Touchstone Advisors, Inc. is herein incorporated by reference to Exhibit (h)(1) of Post-Effective Amendment No. 29 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on February 1, 2007.

(b)
Sub-Administration and Accounting Services Agreement between Touchstone Advisors, Inc. and BNY Mellon Investment Servicing (US) Inc. dated November 5, 2011 is herein incorporated by reference to Exhibit (h)(2) of Post-Effective Amendment No. 65 to Registrant’s Registration Statement on Form N-1A

(File Nos. 033-70958 and 811-08104), filed with the SEC on January 30, 2012.

(c)
Amendment to the Sub-Administration and Accounting Services Agreement dated April 16, 2012 between Touchstone Advisors, Inc. and BNY Mellon Investment Servicing (US) Inc. is herein incorporated by reference to Exhibit (13)(c) of Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-14 (File No. 333-177599) filed with the SEC on April 25, 2012.

(d)
Transfer Agency Agreement and Shareholder Services Agreement between the Registrant and BNY Mellon Investment Servicing (US) Inc. dated December 5, 2011 is herein incorporated by reference to Exhibit (h)(3) of Post-Effective Amendment No. 65 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on January 30, 2012.

(e)
Amendment to the Transfer Agency Agreement and Shareholder Services Agreement dated April 16, 2012 between the Registrant and BNY Mellon Investment Servicing (US) Inc. is herein incorporated by reference to Exhibit (13)(e) of Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-14 (File No. 333-177599) filed with the SEC on April 25, 2012.

(f)
State Filing Services Agreement between the Registrant and BNY Mellon Investment Servicing (US) Inc., dated December 5, 2011 is herein incorporated by reference to Exhibit (h)(4) of Post-Effective Amendment No. 65 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on January 30, 2012.

(g)
Amended and Restated Schedule A to the State Filing Services Agreement dated April 16, 2012 between the Registrant and BNY Mellon Investment Servicing (US) Inc. is herein incorporated by reference to Exhibit (13)(g) of Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-14 (File No. 333-177599) filed with the SEC on April 25, 2012.

(h)
Fidelity Bond Allocation Agreement dated April 1, 2011 is herein incorporated by reference to Exhibit (13)(h) of Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-14 (File No. 333-177599) filed with the SEC on April 25, 2012.

(i)
Expense Limitation Agreement is herein incorporated by reference to Exhibit (13)(i) of Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-14 (File No. 333-177599) filed with the SEC on April 25, 2012.

(j)
Expense Limitation Agreement with respect to the Sands Capital Select Growth Fund is herein incorporated by reference to Exhibit (h)(7) of Post-Effective Amendment No. 65 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on January 30, 2012.

(14) CONSENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

(a)	Consent of Ernst & Young LLP is filed herewith.

(b)	Consents of PricewaterhouseCoopers LLP are filed herewith.

(15) OMITTED FINANCIAL STATEMENT

Not Applicable.

(16) POWERS OF ATTORNEY

(a)
Powers of Attorney are herein incorporated by reference to Exhibit (q) of Post-Effective Amendment No. 65 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on January 30, 2012.

(17) ADDITIONAL EXHIBITS

(a) (i)
Statement of Additional Information (“SAI”) for the Touchstone Ultra Short Duration Fixed Income Fund filed with the SEC on January 30, 2012 with Post-Effective Amendment No. 65 (File Nos. 033-70958 and 811-08104) and incorporated herein by reference.

(a) (ii)	Supplement to SAI dated April 16, 2012 for Touchstone Ultra Short Duration Fixed Income Fund filed with the SEC on April 16, 2012 pursuant to Rule 497 (File No. 033-70958) of the Securities Act of 1933, as amended, and incorporated herein by reference.

(b)
Audited financial statements with respect to the Touchstone Ultra Short Duration Fixed Income Fund filed with the SEC with the Registrant’s Certified Shareholder Report on Form N-CSR on December 9, 2011 and incorporated herein by reference.

(c)
Unaudited financial statements with respect to the Touchstone Ultra Short Duration Fixed Income Fund filed with the SEC with the Registrant’s Certified Shareholder Report on Form N-CSRS on June 1, 2012  and incorporated herein by reference.

(d)	Form of Proxy Card is herein incorporated by reference to Exhibit (17)(d) to Registrant’s Registration Statement on Form N-14 (File No. 333-182176) filed with the SEC on June 15, 2012.

ITEM 17. UNDERTAKINGS:
(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended (the “1933 Act”), the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees that it shall file a final executed version of the legal opinion as to tax matters as an exhibit to the subsequent post-effective amendment to its registration statement on Form N-14 filed with the SEC upon the closing of the reorganization contemplated by this Registration Statement on Form N-14.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 1 to the Registrant’s registration statement on Form N-14 under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 1 to the Registrant’s registration statement on Form N-14 to be signed on its behalf by the undersigned, duly authorized, in the City of Cincinnati, and State of Ohio on the 25th day of July 2012.

Touchstone Funds Group Trust

By:	/s/ Jill T. McGruder
Jill T. McGruder
President

As required by the Securities Act of 1933, as amended, this Post-Effective Amendment No. 1 to the Registrant’s registration statement on Form N-14 has been signed by the following persons in the capacities and on the dates indicated.

	*	Trustee	July 25, 2012
Phillip R. Cox

	*	Trustee	July 25, 2012
Donald C. Siekmann

	*	Trustee	July 25, 2012
H. Jerome Lerner

	*	Trustee	July 25, 2012
John P. Zanotti

	*	Trustee	July 25, 2012
Susan J. Hickenlooper

	/s/ Jill T. McGruder	Trustee and President	July 25, 2012
Jill T. McGruder

	/s/ Terrie A. Wiedenheft	Controller, Treasurer and Principal Financial Officer	July 25, 2012
Terrie A. Wiedenheft

*By:	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft
(Attorney-in-Fact Pursuant to Power of Attorney)

EXHIBIT INDEX

EXHIBIT NO.	DESCRIPTION
(14)(a)	Consent of Ernst & Young LLP.
(14)(b)	Consents of PricewaterhouseCoopers LLP.